The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,215,382
	Commercial Services - 0.0%
650,000	Block, Inc. 0.13%, 03/01/2025	642,200
	Healthcare - Products - 0.1%
1,029,000	Insulet Corp. 0.38%, 09/01/2026	1,362,911
	Internet - 0.0%
1,100,000	Uber Technologies, Inc. 0.00%, 12/15/2025(1)	1,056,425
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	1,018,484
	Oil & Gas - 0.0%
1,075,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(2)	1,309,799
	Total Convertible Bonds (cost $6,354,705)	$ 6,605,201
CORPORATE BONDS - 47.6%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,723,813
	Aerospace/Defense - 0.9%
	Boeing Co.
7,000,000	3.25%, 02/01/2035	5,701,790
2,655,000	3.75%, 02/01/2050	2,012,609
2,450,000	3.90%, 05/01/2049	1,884,259
13,025,000	5.04%, 05/01/2027	12,911,392
6,900,000	5.71%, 05/01/2040	6,885,440
9,000,000	5.81%, 05/01/2050	9,041,618
2,255,000	Embraer Netherlands Finance BV 7.00%, 07/28/2030(2)	2,283,187
3,880,000	HEICO Corp. 5.25%, 08/01/2028	3,867,182
7,545,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	7,294,597
5,025,000	Lockheed Martin Corp. 4.50%, 05/15/2036	4,809,284
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	2,989,490
5,215,000	4.03%, 10/15/2047	4,397,247
15,685,000	4.70%, 03/15/2033	15,310,829
3,315,000	4.95%, 03/15/2053	3,183,268
	RTX Corp.
3,455,000	3.03%, 03/15/2052	2,348,890
5,000,000	3.75%, 11/01/2046	3,908,257
1,925,000	4.50%, 06/01/2042	1,733,124
3,425,000	4.63%, 11/16/2048	3,092,238
15,490,000	5.15%, 02/27/2033	15,487,990
3,690,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	3,949,946
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,557,531
4,070,000	6.25%, 03/15/2026(2)	4,050,712
1,565,000	6.75%, 08/15/2028(2)	1,569,618
		122,270,498
	Agriculture - 0.8%
4,215,000	Altria Group, Inc. 3.88%, 09/16/2046	3,004,891
	BAT Capital Corp.
13,660,000	2.26%, 03/25/2028	11,801,521
8,515,000	3.22%, 09/06/2026	7,961,775
3,630,000	6.34%, 08/02/2030	3,630,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Agriculture - 0.8% - (continued)
$ 13,090,000	6.42%, 08/02/2033	$ 13,090,000
6,310,000	7.75%, 10/19/2032	7,001,579
4,750,000	BAT International Finance PLC 3.95%, 06/15/2025(2)	4,599,819
	Cargill, Inc.
20,370,000	2.13%, 11/10/2031(2)	16,549,296
7,945,000	4.00%, 06/22/2032(2)	7,376,154
7,720,000	5.13%, 10/11/2032(2)	7,791,606
3,840,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	3,782,553
5,795,000	Imperial Brands Finance PLC 6.13%, 07/27/2027(2)	5,829,626
	Philip Morris International, Inc.
10,885,000	5.13%, 02/15/2030	10,807,979
4,155,000	5.38%, 02/15/2033	4,137,128
4,200,000	5.63%, 11/17/2029	4,293,396
		111,657,323
	Apparel - 0.0%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(2)(3)	1,424,505
1,900,000	4.25%, 03/15/2029(2)	1,615,513
		3,040,018
	Auto Manufacturers - 0.3%
2,065,000	Daimler Truck Finance North America LLC 5.13%, 01/19/2028(2)(3)	2,051,470
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,497,994
2,635,000	3.38%, 11/13/2025	2,463,598
1,105,000	4.13%, 08/04/2025	1,053,955
525,000	4.54%, 08/01/2026	496,191
2,690,000	5.13%, 06/16/2025	2,619,236
14,670,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	13,070,050
17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(2)	17,854,444
		46,106,938
	Auto Parts & Equipment - 0.0%
3,665,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(2)	3,518,385
2,570,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(2)	2,581,230
		6,099,615
	Beverages - 0.8%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,582,625
10,971,000	4.90%, 02/01/2046	10,375,176
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,185,987
7,750,000	4.60%, 04/15/2048	7,073,477
12,950,000	5.55%, 01/23/2049	13,419,965
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	5,731,366
10,960,000	4.45%, 05/15/2025(2)	10,675,666
5,365,000	5.15%, 05/15/2038(2)	5,020,646
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,373,448
10,175,000	5.40%, 06/15/2033(2)	10,075,743
1,875,000	5.90%, 06/15/2043(2)	1,886,594

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Beverages - 0.8% - (continued)
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
$ 1,494,000	5.25%, 04/27/2029(2)	$ 1,378,223
180,000	5.25%, 04/27/2029(4)	166,051
10,297,000	Diageo Capital PLC 2.00%, 04/29/2030	8,622,111
12,500,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	11,853,854
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(2)	7,470,978
		113,891,910
	Biotechnology - 0.8%
	Amgen, Inc.
20,575,000	4.20%, 03/01/2033	19,102,224
3,365,000	5.25%, 03/02/2030	3,384,287
13,660,000	5.25%, 03/02/2033	13,625,927
15,400,000	5.65%, 03/02/2053	15,416,187
1,700,000	CSL Finance PLC 4.63%, 04/27/2042(2)	1,557,325
3,965,000	Gilead Sciences, Inc. 2.60%, 10/01/2040	2,842,719
7,925,000	Illumina, Inc. 5.75%, 12/13/2027	7,947,304
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	15,268,487
3,640,000	2.15%, 09/02/2031	2,843,872
20,465,000	2.20%, 09/02/2030	16,463,524
5,305,000	3.35%, 09/02/2051	3,380,338
		101,832,194
	Chemicals - 0.4%
3,315,000	Avient Corp. 7.13%, 08/01/2030(2)	3,341,719
	Braskem Netherlands Finance BV
1,340,000	4.50%, 01/31/2030(4)	1,144,901
470,000	7.25%, 02/13/2033(2)	463,100
29,905,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	30,104,813
2,510,000	Ecolab, Inc. 2.70%, 12/15/2051	1,636,877
	International Flavors & Fragrances, Inc.
1,210,000	1.83%, 10/15/2027(2)	1,026,747
1,260,000	2.30%, 11/01/2030(2)	1,003,085
1,115,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(2)	1,004,193
7,365,000	Nutrien Ltd. 4.90%, 03/27/2028	7,237,153
	OCP SA
650,000	3.75%, 06/23/2031(4)	544,577
425,000	3.75%, 06/23/2031(2)	356,069
807,000	5.13%, 06/23/2051(4)	609,059
655,000	5.63%, 04/25/2024(4)	650,906
1,165,000	6.88%, 04/25/2044(4)	1,093,842
	Sasol Financing USA LLC
580,000	4.38%, 09/18/2026	522,811
530,000	8.75%, 05/03/2029(2)	529,923
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,420,839
610,000	Tronox, Inc. 4.63%, 03/15/2029(2)	506,238
		56,196,852
	Commercial Banks - 9.8%
EUR 200,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(4)(5)	228,710
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
EUR 1,415,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(4)(5)	$ 1,617,776
	Banco de Credito del Peru SA
$ 1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(5)	932,075
418,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(4)(5)	387,669
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(4)(5)	407,855
1,585,000	Banco do Brasil SA 6.25%, 04/18/2030(2)	1,579,769
2,110,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(5)	1,862,856
1,555,000	Bank Leumi Le-Israel BM 7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 yr. USD CMT + 3.47% thereafter)(4)(5)	1,531,675
	Bank of America Corp.
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	25,092,811
10,105,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	8,461,304
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	6,204,698
37,110,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(5)	30,977,787
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD Term SOFR + 1.35% thereafter)(5)	5,098,561
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,376,442
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,186,232
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(5)	9,685,858
8,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	7,177,180
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,853,560
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	7,813,813
6,345,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 6 mo. USD SOFR + 1.83% thereafter)(5)	5,960,875
	Bank of New York Mellon Corp.
18,565,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(5)	17,824,712

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 14,180,000	4.29%, 06/13/2033, (4.29% fixed rate until 06/13/2032; 6 mo. USD SOFR + 1.42% thereafter)(5)	$ 13,224,068
4,325,000	4.71%, 02/01/2034, (4.71% fixed rate until 02/01/2033; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,121,649
3,605,000	5.83%, 10/25/2033, (5.83% fixed rate until 10/25/2032; 6 mo. USD SOFR + 2.07% thereafter)(5)	3,729,500
	Barclays PLC
12,000,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 1 yr. USD CMT + 0.80% thereafter)(5)	11,772,108
640,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 yr. USD CMT + 2.90% thereafter)(5)	514,483
550,000	4.84%, 05/09/2028	511,486
9,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 1 yr. USD CMT + 2.65% thereafter)(5)	9,654,921
7,000,000	6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 2 mo. USD SOFR + 2.98% thereafter)(5)	7,060,116
5,980,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	6,137,212
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,113,950
5,000,000	7.44%, 11/02/2033, (7.44% fixed rate until 11/02/2032; 1 yr. USD CMT + 3.50% thereafter)(5)	5,448,501
1,950,000	8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 yr. USD CMT + 5.43% thereafter)(5)(6)	1,813,500
4,225,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2023; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	4,302,106
	BNP Paribas SA
9,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(5)	8,182,525
10,000,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 6 mo. USD SOFR + 1.39% thereafter)(2)(5)	8,244,532
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(5)(6)	12,622,513
11,620,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(2)(5)	11,413,869
	BPCE SA
17,135,000	1.00%, 01/20/2026(2)	15,316,694
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(5)	2,741,959
665,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	517,235
1,135,000	4.00%, 09/12/2023(2)	1,131,597
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
EUR 300,000	Ceska sporitelna AS 0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(4)(5)	$ 267,765
	Citigroup, Inc.
$ 5,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 6 mo. USD SOFR + 0.67% thereafter)(5)	5,133,254
33,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	30,032,284
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 6 mo. USD SOFR + 0.53% thereafter)(5)	9,899,975
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	9,644,525
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(5)	2,257,788
22,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	22,343,487
8,210,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 6 mo. USD SOFR + 2.09% thereafter)(5)	7,934,461
2,895,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2023; 6 mo. USD SOFR + 2.66% thereafter)(5)	2,936,471
	Credit Agricole SA
7,931,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	7,364,322
3,660,000	5.51%, 07/05/2033(2)	3,685,113
1,135,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(4)(5)	984,866
6,504,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(2)(5)	5,882,006
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	20,063,266
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	9,958,909
780,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 6 mo. USD SOFR + 1.72% thereafter)(5)	622,134
17,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	14,936,217
13,330,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(5)	10,185,164
8,575,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	8,723,505
2,275,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(5)	2,189,951

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
	Fifth Third Bancorp
$ 5,820,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 6 mo. USD SOFR + 1.36% thereafter)(5)	$ 5,416,754
2,915,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(5)	2,966,222
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	23,820,848
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(5)	7,279,527
7,855,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(5)	6,183,043
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(5)	14,859,377
6,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(5)	5,086,398
24,940,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD Term SOFR + 1.46% thereafter)(5)	24,187,903
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	3,193,404
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	12,602,458
9,100,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	8,853,822
	HSBC Holdings PLC
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	9,993,433
14,660,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(5)	11,897,816
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,314,163
4,600,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD Term SOFR + 1.81% thereafter)(5)	4,336,124
4,245,000	4.25%, 03/14/2024	4,194,113
15,965,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(5)	14,537,544
26,615,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	25,642,627
9,510,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(5)	9,270,194
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	3,758,472
14,920,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(5)	14,908,351
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(3)(5)(6)	$ 14,250,869
4,900,000	8.11%, 11/03/2033, (8.11% fixed rate until 11/03/2032; 6 mo. USD SOFR + 4.25% thereafter)(5)	5,427,260
1,035,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.21% thereafter)(5)	1,004,306
7,315,000	ING Groep NV 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 6 mo. USD SOFR + 1.01% thereafter)(5)	6,560,365
	Intesa Sanpaolo SpA
3,150,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(2)(5)	2,105,073
915,000	6.63%, 06/20/2033(2)	918,336
21,300,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(2)(5)	21,537,521
2,180,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(4)	2,149,768
	JP Morgan Chase & Co.
15,000,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 6 mo. USD SOFR + 0.61% thereafter)(5)	14,149,734
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	14,731,657
18,255,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	14,971,863
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(5)	10,046,038
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.17% thereafter)(5)	13,032,406
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,339,849
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	2,127,060
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD Term SOFR + 1.42% thereafter)(5)	9,291,706
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,423,679
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD Term SOFR + 1.64% thereafter)(5)	12,747,539
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	3,493,726
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,257,111
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	3,889,553

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 16,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	$ 16,908,944
7,535,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	7,580,949
7,970,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	7,489,619
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(2)(5)	9,525,113
	Manufacturers & Traders Trust Co.
12,465,000	4.65%, 01/27/2026	12,006,205
29,430,000	5.40%, 11/21/2025	28,855,551
	Morgan Stanley
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 6 mo. USD SOFR + 0.72% thereafter)(5)	19,087,167
10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	8,969,635
8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	6,864,813
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(5)	6,096,821
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	13,882,159
18,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(5)	13,958,846
4,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(5)	3,988,390
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 6 mo. USD SOFR + 1.15% thereafter)(5)	7,547,739
8,665,000	3.13%, 07/27/2026	8,138,913
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	15,132,861
15,900,000	5.25%, 04/21/2034, (5.25% fixed rate until 04/21/2033; 6 mo. USD SOFR + 1.87% thereafter)(5)	15,674,684
6,240,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(5)	6,248,862
4,510,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	4,472,887
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	4,507,192
	OTP Bank Nyrt
2,555,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(4)(5)	2,564,453
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 1,420,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(4)(5)	$ 1,420,528
	PNC Financial Services Group, Inc.
5,635,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(5)	5,439,789
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(5)	10,624,655
	QNB Finance Ltd.
4,285,000	1.38%, 01/26/2026(4)	3,864,556
600,000	1.63%, 09/22/2025(4)	551,225
	Santander Holdings USA, Inc.
785,000	6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 3 mo. USD SOFR + 2.35% thereafter)(5)	788,576
510,000	6.57%, 06/12/2029, (6.57% fixed rate until 06/12/2028; 2 mo. USD SOFR + 2.70% thereafter)(5)	509,881
840,000	Shinhan Bank Co. Ltd. 4.00%, 04/23/2029(4)	761,309
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(5)	13,737,935
1,285,000	3.34%, 01/21/2033, (3.34% fixed rate until 01/21/2032; 1 yr. USD CMT + 1.60% thereafter)(2)(5)	1,045,714
10,250,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(2)(5)	9,724,696
4,420,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 1 yr. USD CMT + 2.95% thereafter)(2)(5)	4,543,572
	Standard Chartered PLC
645,000	3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 yr. USD CMT + 2.30% thereafter)(2)(5)	511,100
2,205,000	6.30%, 07/06/2034, (6.30% fixed rate until 07/06/2033; 1 yr. USD CMT + 2.58% thereafter)(2)(5)	2,244,807
2,580,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(2)(5)	2,614,849
1,430,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(2)(5)	1,523,036
4,685,000	State Street Corp. 5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,780,461
	Truist Financial Corp.
4,360,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 6 mo. USD SOFR + 0.86% thereafter)(5)	3,651,330
13,325,000	4.12%, 06/06/2028, (4.12% fixed rate until 06/06/2027; 6 mo. USD SOFR + 1.37% thereafter)(5)	12,619,482
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(5)	6,017,448

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 7,000,000	2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 1 yr. USD CMT + 1.10% thereafter)(2)(5)	$ 5,544,149
5,705,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	4,709,647
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 2 mo. USD SOFR + 3.73% thereafter)(2)(5)	4,699,911
4,100,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(4)(5)(6)	3,408,125
7,405,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(2)(5)	7,497,144
14,465,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(5)	14,679,420
1,325,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(2)(5)	1,382,376
	UniCredit SpA
6,815,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(5)	6,043,775
585,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 yr. USD CMT + 4.75% thereafter)(2)(5)	510,157
1,015,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(5)	946,978
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,599,398
	Wells Fargo & Co.
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	3,579,116
43,785,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(5)	37,456,083
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	16,666,718
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	10,733,779
7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(5)	7,243,485
2,280,000	4.75%, 12/07/2046	1,949,823
3,026,000	4.90%, 11/17/2045	2,655,976
2,960,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(5)	2,934,506
11,025,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 2 mo. USD SOFR + 1.99% thereafter)(5)	11,071,233
12,060,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(5)	12,114,528
4,408,000	5.61%, 01/15/2044	4,250,837
		1,327,794,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Services - 0.7%
	Adani Ports & Special Economic Zone Ltd.
$ 650,000	3.10%, 02/02/2031(4)	$ 467,134
200,000	3.83%, 02/02/2032(4)	148,940
525,000	4.00%, 07/30/2027(4)	448,263
415,000	4.20%, 08/04/2027(4)	356,123
1,230,000	4.38%, 07/03/2029(4)	1,020,836
575,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/2028(2)	488,750
	Ashtead Capital, Inc.
5,595,000	1.50%, 08/12/2026(2)	4,917,796
5,950,000	5.50%, 08/11/2032(2)	5,750,628
5,265,000	5.55%, 05/30/2033(2)	5,116,530
3,170,000	5.95%, 10/15/2033(2)	3,159,207
	Block, Inc.
1,775,000	2.75%, 06/01/2026	1,615,949
570,000	3.50%, 06/01/2031	477,480
4,495,000	Duke University 2.83%, 10/01/2055	3,043,042
	ERAC USA Finance LLC
4,930,000	4.60%, 05/01/2028(2)	4,806,832
15,125,000	4.90%, 05/01/2033(2)	14,899,303
2,790,000	Georgetown University 2.25%, 04/01/2030	2,334,513
	Global Payments, Inc.
11,240,000	1.20%, 03/01/2026	10,046,403
3,020,000	4.45%, 06/01/2028	2,858,894
4,650,000	5.30%, 08/15/2029	4,555,604
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	3,453,658
	S&P Global, Inc.
4,944,000	2.90%, 03/01/2032	4,272,686
9,500,000	4.75%, 08/01/2028	9,461,433
	Service Corp. International
3,775,000	3.38%, 08/15/2030	3,147,548
775,000	4.63%, 12/15/2027	734,313
550,000	5.13%, 06/01/2029	522,500
1,632,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	1,007,760
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	329,778
1,530,000	3.88%, 02/15/2031	1,317,670
6,035,000	4.88%, 01/15/2028	5,758,002
		96,517,575
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
1,985,000	4.25%, 02/01/2032(2)	1,722,375
4,945,000	5.00%, 03/01/2030(2)	4,622,949
1,295,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 4.91% thereafter)(2)(5)(6)	1,349,470
3,515,000	Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(2)	3,493,031
8,795,000	Fortune Brands Innovations, Inc. 5.88%, 06/01/2033	8,874,906
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,745,459
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,347,361
1,075,000	4.75%, 01/15/2028(2)	1,001,610

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Construction Materials - 0.3% - (continued)
$ 7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	$ 7,322,641
6,006,000	Trane Technologies Luxembourg Finance SA 4.50%, 03/21/2049	5,264,222
		38,744,024
	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,049,149
4,755,000	LKQ Corp. 5.75%, 06/15/2028(2)	4,726,233
5,815,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	5,630,092
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,366,750
		14,772,224
	Diversified Financial Services - 1.7%
590,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028	514,411
1,835,000	AGFC Capital Trust I 7.32%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)	983,662
	Aircastle Ltd.
1,955,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(2)(5)(6)	1,476,025
1,030,000	6.50%, 07/18/2028(2)	1,030,599
	Ally Financial, Inc.
1,130,000	6.70%, 02/14/2033	1,051,247
1,020,000	6.99%, 06/13/2029, (6.99% fixed rate until 06/13/2028; 2 mo. USD SOFR + 3.26% thereafter)(5)	1,025,366
	American Express Co.
11,935,000	2.55%, 03/04/2027	10,894,085
18,640,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 3 mo. USD SOFR + 1.84% thereafter)(5)	18,224,351
25,190,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 2 mo. USD SOFR + 1.28% thereafter)(5)	25,151,287
595,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(2)	509,674
15,965,000	BlackRock, Inc. 4.75%, 05/25/2033	15,683,991
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	7,980,518
13,435,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	12,880,905
11,785,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	11,461,561
9,285,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(5)	9,011,860
2,055,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	2,062,334
3,855,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 3 mo. USD SOFR + 2.86% thereafter)(5)	3,889,068
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Diversified Financial Services - 1.7% - (continued)
	CMB International Leasing Management Ltd.
$ 1,390,000	2.75%, 08/12/2030(4)	$ 1,149,488
625,000	2.88%, 02/04/2031(4)	510,734
	Credit Acceptance Corp.
910,000	5.13%, 12/31/2024(2)	890,798
1,325,000	6.63%, 03/15/2026(3)	1,300,149
4,145,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	4,103,943
955,000	Far East Horizon Ltd. 4.25%, 10/26/2026(4)	852,282
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(4)(7)(8)	—
	Intercontinental Exchange, Inc.
3,470,000	2.65%, 09/15/2040	2,445,331
6,095,000	4.35%, 06/15/2029	5,908,280
3,035,000	4.60%, 03/15/2033	2,907,197
6,000,000	5.20%, 06/15/2062	5,857,783
	LSEGA Financing PLC
6,950,000	1.38%, 04/06/2026(2)	6,223,053
5,685,000	2.00%, 04/06/2028(2)	4,904,326
9,615,000	2.50%, 04/06/2031(2)	7,966,218
	Nasdaq, Inc.
6,135,000	5.35%, 06/28/2028	6,142,530
7,415,000	5.55%, 02/15/2034	7,488,309
5,860,000	5.95%, 08/15/2053	5,969,236
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(2)	3,000,020
555,000	5.50%, 08/15/2028(2)	502,664
	OneMain Finance Corp.
635,000	3.88%, 09/15/2028	521,494
4,070,000	5.38%, 11/15/2029	3,527,293
1,655,000	6.88%, 03/15/2025	1,649,717
990,000	7.13%, 03/15/2026	980,488
511,000	9.00%, 01/15/2029	519,227
	PennyMac Financial Services, Inc.
2,405,000	4.25%, 02/15/2029(2)	1,984,676
3,245,000	5.38%, 10/15/2025(2)	3,100,954
2,305,000	REC Ltd. 5.63%, 04/11/2028(2)	2,277,785
	Synchrony Financial
1,965,000	2.88%, 10/28/2031	1,455,315
22,380,000	7.25%, 02/02/2033	20,952,814
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	3,780,248
		232,703,296
	Electric - 5.2%
	AES Corp.
11,685,000	3.30%, 07/15/2025(2)	11,097,008
520,000	5.45%, 06/01/2028	514,986
	Alfa Desarrollo SpA
6,849,067	4.55%, 09/27/2051(4)	5,218,187
716,450	4.55%, 09/27/2051(2)	545,851
12,695,000	American Electric Power Co., Inc. 5.63%, 03/01/2033	12,907,986
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	7,989,024
	Berkshire Hathaway Energy Co.
1,833,000	5.95%, 05/15/2037	1,885,603
6,167,000	6.13%, 04/01/2036	6,477,346
EUR 2,785,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(4)	2,570,499
	Clearway Energy Operating LLC
$ 6,495,000	3.75%, 02/15/2031(2)	5,382,941

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 5.2% - (continued)
$ 315,000	3.75%, 01/15/2032(2)	$ 257,468
2,100,000	4.75%, 03/15/2028(2)	1,947,966
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,525,422
2,222,000	4.97%, 05/01/2046	1,834,254
	Consolidated Edison Co. of New York, Inc.
5,805,000	4.50%, 05/15/2058	4,853,506
10,000,000	5.50%, 12/01/2039	9,798,284
3,590,000	6.15%, 11/15/2052	3,939,979
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,324,860
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,996,154
2,857,000	3.38%, 04/01/2030	2,547,286
5,135,000	4.85%, 08/15/2052	4,573,929
4,499,000	4.90%, 08/01/2041	4,034,231
9,383,000	5.38%, 11/15/2032	9,393,998
3,390,000	7.00%, 06/15/2038	3,729,113
1,030,000	DTE Energy Co. 4.88%, 06/01/2028	1,016,797
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,562,726
3,305,000	3.88%, 03/15/2046	2,602,423
3,000,000	5.30%, 02/15/2040	2,981,758
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,317,887
7,875,000	4.50%, 08/15/2032	7,417,972
14,630,000	5.00%, 08/15/2052	13,269,477
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,642,861
2,730,000	4.38%, 03/30/2044	2,338,035
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(2)	3,436,062
7,265,000	2.78%, 01/07/2032(2)	5,635,684
5,910,000	Edison International 5.25%, 11/15/2028	5,819,069
500,000	Electricite de France SA 9.13%, 03/15/2033, (9.13% fixed rate until 03/15/2033; 5 yr. USD CMT + 5.41% thereafter)(2)(5)(6)	525,625
1,030,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(5)	1,001,642
15,985,000	Enel Finance International NV 1.88%, 07/12/2028(2)	13,528,618
19,611,000	Evergy, Inc. 2.90%, 09/15/2029	17,105,201
	Eversource Energy
2,115,000	5.13%, 05/15/2033	2,085,378
7,125,000	5.45%, 03/01/2028	7,222,976
	Exelon Corp.
3,255,000	4.05%, 04/15/2030	3,041,468
2,485,000	4.10%, 03/15/2052	1,982,913
5,557,000	4.70%, 04/15/2050	4,892,459
4,525,000	FirstEnergy Corp. 7.38%, 11/15/2031	5,068,000
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(2)	4,539,358
2,790,000	5.45%, 07/15/2044(2)	2,593,935
11,910,000	Florida Power & Light Co. 4.63%, 05/15/2030	11,740,204
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,050,566
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	6,594,969
10,820,000	4.65%, 05/16/2028	10,628,236
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 5.2% - (continued)
$ 16,725,000	4.70%, 05/15/2032	$ 16,141,815
5,760,000	4.95%, 05/17/2033	5,671,824
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,455,870
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,012,447
2,145,000	4.95%, 09/22/2027(2)	2,116,507
	Kallpa Generacion SA
400,000	4.13%, 08/16/2027(4)	374,087
1,835,000	4.88%, 05/24/2026(4)	1,770,492
4,130,000	Kentucky Utilities Co. 5.45%, 04/15/2033	4,208,941
3,305,000	Lamar Funding Ltd. 3.96%, 05/07/2025(4)	3,165,674
4,130,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	4,220,381
	Metropolitan Edison Co.
4,308,000	4.30%, 01/15/2029(2)	4,076,490
2,140,000	5.20%, 04/01/2028(2)	2,125,750
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,257,250
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	7,953,404
	National Grid PLC
455,000	5.60%, 06/12/2028	456,601
4,065,000	5.81%, 06/12/2033	4,106,144
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	7,222,122
	NextEra Energy Capital Holdings, Inc.
12,565,000	5.00%, 02/28/2030	12,483,386
12,565,000	5.05%, 02/28/2033	12,326,985
13,376,000	Niagara Mohawk Power Corp. 2.76%, 01/10/2032(2)	10,874,759
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	9,720,118
7,800,000	2.45%, 12/02/2027(2)	6,616,631
555,000	4.45%, 06/15/2029(2)	493,243
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,801,074
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	9,963,078
4,905,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(4)	4,744,744
	Pacific Gas & Electric Co.
8,225,000	2.50%, 02/01/2031	6,492,138
8,400,000	3.25%, 06/01/2031	6,877,298
6,110,000	3.50%, 08/01/2050	3,947,593
2,875,000	3.95%, 12/01/2047	1,973,062
6,000,000	4.25%, 08/01/2023	6,000,000
7,685,000	4.40%, 03/01/2032	6,702,727
3,020,000	4.50%, 07/01/2040	2,373,350
27,740,000	4.95%, 07/01/2050	22,121,193
7,490,000	5.25%, 03/01/2052	6,117,994
11,860,000	5.90%, 06/15/2032	11,489,885
1,920,000	6.10%, 01/15/2029	1,906,220
6,415,000	6.15%, 01/15/2033	6,327,820
7,100,000	6.40%, 06/15/2033	7,130,267
	PacifiCorp
2,630,000	4.10%, 02/01/2042	2,060,083
5,905,000	4.15%, 02/15/2050	4,464,251
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	7,844,757
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(2)	7,272,981
1,570,000	5.15%, 03/30/2026(2)	1,549,202

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 5.2% - (continued)
$ 2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	$ 2,295,731
1,145,000	PPL Capital Funding, Inc. 8.20%, 03/30/2067, 3 mo. USD LIBOR + 2.67%	1,030,502
3,550,000	Public Service Co. of Colorado 5.25%, 04/01/2053	3,391,987
19,965,000	Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	20,441,074
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	8,946,877
10,915,000	4.22%, 03/15/2032	9,778,743
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	3,584,368
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	4,640,639
	Sempra
2,605,000	3.70%, 04/01/2029	2,395,566
5,300,000	3.80%, 02/01/2038	4,395,658
8,565,000	5.40%, 08/01/2026	8,559,908
	Southern California Edison Co.
3,173,000	1.20%, 02/01/2026	2,868,301
7,315,000	3.45%, 02/01/2052	5,161,386
4,565,000	3.65%, 02/01/2050	3,412,644
10,625,000	4.00%, 04/01/2047	8,505,508
3,000,000	4.50%, 09/01/2040	2,577,867
3,505,000	4.70%, 06/01/2027	3,453,334
8,595,000	4.90%, 06/01/2026	8,501,934
8,510,000	5.30%, 03/01/2028	8,558,660
595,000	5.63%, 02/01/2036	588,388
5,950,000	5.85%, 11/01/2027	6,123,271
1,500,000	5.88%, 12/01/2053	1,538,797
1,775,000	5.95%, 02/01/2038	1,820,800
	Southern Co.
17,255,000	3.70%, 04/30/2030	15,784,151
13,430,000	4.85%, 06/15/2028	13,229,140
486,480	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	476,824
	Termocandelaria Power Ltd.
600,625	7.88%, 01/30/2029(2)	557,107
523,125	7.88%, 01/30/2029(4)	485,222
	Virginia Electric & Power Co.
7,130,000	3.80%, 09/15/2047	5,525,491
7,205,000	5.00%, 04/01/2033	7,109,382
5,535,000	5.45%, 04/01/2053	5,556,249
		707,294,327
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	1,521,587
	Electronics - 0.3%
3,875,000	Coherent Corp. 5.00%, 12/15/2029(2)	3,487,500
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,421,954
5,315,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	4,673,559
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	14,155,568
15,430,000	2.38%, 08/09/2028	12,703,941
		44,442,522
	Energy-Alternate Sources - 0.0%
	Greenko Dutch BV
817,800	3.85%, 03/29/2026(4)	742,154
817,800	3.85%, 03/29/2026(2)(3)	742,153
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Energy-Alternate Sources - 0.0% - (continued)
$ 550,000	Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(2)	$ 520,025
242,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(4)	235,708
		2,240,040
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
2,697,000	5.13%, 08/11/2061(2)	2,184,705
245,000	5.13%, 08/11/2061(4)	198,462
2,533,686	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(2)	1,765,827
	IHS Holding Ltd.
865,000	5.63%, 11/29/2026(4)	754,747
435,000	5.63%, 11/29/2026(2)	379,555
1,295,000	6.25%, 11/29/2028(2)	1,067,598
200,000	6.25%, 11/29/2028(4)	164,880
		6,515,774
	Entertainment - 0.5%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(2)	1,848,567
4,760,000	8.13%, 07/01/2027(2)(3)	4,882,423
1,920,000	Cinemark USA, Inc. 5.25%, 07/15/2028(2)(3)	1,690,368
EUR 1,885,000	Cirsa Finance International Sarl 7.88%, 07/31/2028(2)	2,083,294
$ 3,700,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(2)	3,480,091
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,429,479
	Warnermedia Holdings, Inc.
5,775,000	3.64%, 03/15/2025	5,580,528
3,375,000	3.76%, 03/15/2027	3,157,626
555,000	4.05%, 03/15/2029	508,220
575,000	4.28%, 03/15/2032	509,291
7,495,000	5.05%, 03/15/2042	6,234,212
28,655,000	5.14%, 03/15/2052	23,258,259
5,000,000	5.39%, 03/15/2062	4,050,316
4,395,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(2)(3)	4,395,347
		66,108,021
	Environmental Control - 0.1%
	Clean Harbors, Inc.
1,842,000	4.88%, 07/15/2027(2)	1,766,847
450,000	5.13%, 07/15/2029(2)	429,075
4,795,000	Republic Services, Inc. 5.00%, 04/01/2034	4,758,250
		6,954,172
	Food - 0.7%
2,225,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,917,042
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,438,752
22,425,000	4.60%, 11/01/2025	21,967,105
4,410,000	5.30%, 11/01/2038	4,162,162
	General Mills, Inc.
4,870,000	2.25%, 10/14/2031	3,973,381
7,660,000	4.95%, 03/29/2033	7,565,951
5,900,000	5.24%, 11/18/2025	5,867,428
GBP 795,000	Iceland Bondco PLC 10.88%, 12/15/2027(2)	1,027,915

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Food - 0.7% - (continued)
$ 11,560,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027(2)	$ 10,386,660
19,715,000	Kellogg Co. 5.25%, 03/01/2033	19,799,504
	Kraft Heinz Foods Co.
1,975,000	3.75%, 04/01/2030	1,829,762
250,000	5.00%, 06/04/2042	233,614
705,000	MARB BondCo PLC 3.95%, 01/29/2031(4)	522,198
4,210,000	Mondelez International, Inc. 2.63%, 03/17/2027	3,878,747
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	1,141,497
	Post Holdings, Inc.
4,070,000	5.63%, 01/15/2028(2)	3,935,553
663,000	5.75%, 03/01/2027(2)	649,767
		95,297,038
	Food Service - 0.0%
375,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	353,258
	Forest Products & Paper - 0.0%
870,000	Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	855,645
	Inversiones CMPC SA
1,160,000	3.85%, 01/13/2030(4)	1,045,362
370,000	3.85%, 01/13/2030(2)	333,435
605,000	6.13%, 06/23/2033(2)	614,123
		2,848,565
	Gas - 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.
1,542,000	5.50%, 05/20/2025	1,496,332
1,110,000	5.75%, 05/20/2027	1,013,810
2,738,000	5.88%, 08/20/2026	2,579,072
1,715,000	9.38%, 06/01/2028(2)	1,741,024
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	9,950,513
8,520,000	4.87%, 08/05/2032(2)(3)	7,941,658
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,157,777
3,319,000	3.60%, 05/01/2030	2,996,749
2,768,000	3.95%, 03/30/2048	2,198,474
5,225,000	5.00%, 06/15/2052	4,758,808
7,935,000	5.25%, 03/30/2028	7,940,604
2,260,000	Southern California Gas Co. 6.35%, 11/15/2052	2,487,474
		55,262,295
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
3,645,000	6.05%, 02/15/2026(2)	3,643,282
510,000	6.05%, 04/15/2028(2)	506,591
5,965,000	6.30%, 02/15/2030(2)	5,945,776
		10,095,649
	Healthcare - Products - 0.7%
4,420,000	Abbott Laboratories 4.75%, 11/30/2036	4,427,415
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(2)	8,214,727
2,325,000	5.38%, 12/06/2032(2)	2,348,058
1,725,000	5.75%, 12/06/2052(2)	1,802,312
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	4,166,210
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Healthcare - Products - 0.7% - (continued)
$ 23,255,000	Baxter International, Inc. 2.54%, 02/01/2032(3)	$ 18,814,522
	GE HealthCare Technologies, Inc.
17,185,000	5.65%, 11/15/2027	17,503,051
17,000,000	5.86%, 03/15/2030	17,435,790
3,725,000	6.38%, 11/22/2052	4,118,575
	Haleon U.S. Capital LLC
7,545,000	3.38%, 03/24/2029	6,912,416
2,585,000	3.63%, 03/24/2032	2,314,002
	Medline Borrower LP
10,700,000	3.88%, 04/01/2029(2)	9,368,457
2,272,000	5.25%, 10/01/2029(2)	2,007,512
		99,433,047
	Healthcare - Services - 0.9%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(2)	661,380
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(2)	583,390
695,000	3.50%, 04/01/2030(2)(3)	582,062
415,000	5.00%, 07/15/2027(2)	388,772
	Centene Corp.
26,280,000	2.45%, 07/15/2028	22,615,254
600,000	3.00%, 10/15/2030	501,154
3,650,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(2)	2,765,167
9,000,000	Elevance Health, Inc. 3.65%, 12/01/2027	8,529,703
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,722,353
5,400,000	5.25%, 06/15/2049	4,852,256
1,131,000	7.50%, 11/15/2095	1,244,388
	Humana, Inc.
9,920,000	3.70%, 03/23/2029	9,178,560
2,355,000	5.50%, 03/15/2053	2,321,790
5,985,000	5.75%, 03/01/2028	6,105,585
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(2)	809,556
$ 1,765,000	5.00%, 05/15/2027(2)	1,702,121
200,000	6.50%, 05/15/2030(2)	201,948
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,345,124
9,130,000	3.00%, 06/01/2051	6,318,362
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	7,707,170
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,883,494
3,645,000	3.16%, 08/15/2040	2,758,999
2,230,000	5.55%, 08/15/2053	2,295,614
7,830,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	7,601,364
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,258,770
5,550,000	3.05%, 05/15/2041	4,219,795
13,530,000	5.80%, 03/15/2036	14,516,397
4,080,000	5.88%, 02/15/2053	4,483,787
		127,154,315
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
2,140,000	4.63%, 08/01/2029(2)	1,851,785
1,741,000	4.63%, 04/01/2030(2)	1,488,555
4,019,000	6.63%, 01/15/2028(2)	3,855,781

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Home Builders - 0.2% - (continued)
$ 5,350,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	$ 4,652,978
	KB Home
1,025,000	4.00%, 06/15/2031	892,467
2,700,000	4.80%, 11/15/2029	2,490,750
490,000	6.88%, 06/15/2027	498,577
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,764,624
1,325,000	4.95%, 02/01/2028	1,248,787
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	2,062,750
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(2)	984,842
2,735,000	5.75%, 01/15/2028(2)	2,665,917
3,553,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	3,265,748
		27,723,561
	Household Products - 0.3%
1,395,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 07/15/2030(2)	1,406,439
	Estee Lauder Cos., Inc.
15,970,000	4.38%, 05/15/2028	15,699,713
5,920,000	4.65%, 05/15/2033	5,824,027
745,000	5.15%, 05/15/2053	747,790
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053(2)	12,153,009
4,880,000	5.10%, 03/22/2043(2)	4,887,501
2,050,000	5.20%, 03/22/2063(2)	2,059,082
		42,777,561
	Household Products/Wares - 0.0%
	SC Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(2)	2,048,371
1,840,000	4.75%, 10/15/2046(2)	1,676,669
		3,725,040
	Housewares - 0.0%
590,000	Newell Brands, Inc. 5.88%, 04/01/2036	512,884
	Insurance - 1.8%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,749,388
1,690,000	Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(2)	1,631,690
1,225,000	AIA Group Ltd. 3.20%, 09/16/2040(2)	909,172
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	4,760,877
5,348,000	4.70%, 07/10/2035	4,754,424
4,460,000	4.80%, 07/10/2045	3,971,797
	Aon Corp./Aon Global Holdings PLC
2,530,000	2.85%, 05/28/2027	2,326,869
5,105,000	5.35%, 02/28/2033	5,145,614
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,790,993
4,675,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	4,069,079
	Athene Global Funding
1,265,000	1.99%, 08/19/2028(2)	1,038,327
7,000,000	2.67%, 06/07/2031(2)	5,415,120
14,500,000	2.72%, 01/07/2029(2)	12,075,757
3,995,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(2)	3,543,015
	Brighthouse Financial, Inc.
13,645,000	3.85%, 12/22/2051	8,790,194
545,000	5.63%, 05/15/2030	528,569
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Insurance - 1.8% - (continued)
$ 10,750,000	CNO Global Funding 2.65%, 01/06/2029(2)	$ 9,131,713
	Corebridge Financial, Inc.
6,300,000	3.85%, 04/05/2029	5,767,533
14,810,000	6.88%, 12/15/2052, (6.88% fixed rate until 12/15/2027; 5 yr. USD CMT + 3.85% thereafter)(5)	14,434,465
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(2)	14,424,307
7,300,000	1.80%, 03/08/2028(2)	6,180,261
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,534,679
1,015,000	Global Atlantic Fin Co. 7.95%, 06/15/2033(2)	1,016,288
	HUB International Ltd.
1,187,000	7.00%, 05/01/2026(2)	1,183,404
2,000,000	7.25%, 06/15/2030(2)	2,038,020
19,035,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	11,837,301
9,610,000	Lincoln National Corp. 3.40%, 03/01/2032	7,797,089
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,571,680
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(2)	12,518,315
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,637,135
	Nationwide Mutual Insurance Co.
12,700,000	4.35%, 04/30/2050(2)	9,590,064
4,940,000	9.38%, 08/15/2039(2)	6,260,935
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	2,090,796
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	1,181,498
6,320,000	Pacific Life Global Funding II 1.38%, 04/14/2026(2)	5,654,916
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(2)	9,211,667
5,215,000	1.65%, 01/13/2025(2)	4,912,648
13,000,000	Unum Group 4.50%, 12/15/2049	10,009,062
	Willis North America, Inc.
6,435,000	3.60%, 05/15/2024	6,314,096
11,040,000	4.65%, 06/15/2027	10,702,936
11,550,000	5.35%, 05/15/2033	11,241,905
		243,743,598
	Internet - 0.6%
6,700,000	Alibaba Group Holding Ltd. 2.70%, 02/09/2041	4,500,993
	Amazon.com, Inc.
4,665,000	3.88%, 08/22/2037	4,223,671
9,575,000	3.95%, 04/13/2052	8,196,287
3,230,000	4.95%, 12/05/2044	3,230,460
	Gen Digital, Inc.
2,735,000	6.75%, 09/30/2027(2)	2,733,509
2,735,000	7.13%, 09/30/2030(2)(3)	2,756,158
4,605,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(2)	3,948,787
	Meta Platforms, Inc.
9,970,000	4.60%, 05/15/2028	9,932,171
5,085,000	4.80%, 05/15/2030	5,098,552
14,960,000	4.95%, 05/15/2033	15,053,701
6,080,000	5.60%, 05/15/2053	6,243,261

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Internet - 0.6% - (continued)
$ 5,180,000	Newfold Digital Holdings Group, Inc. 6.00%, 02/15/2029(2)	$ 3,820,250
	Prosus NV
770,000	3.26%, 01/19/2027(2)	696,834
200,000	3.68%, 01/21/2030(4)	170,670
	Uber Technologies, Inc.
7,170,000	4.50%, 08/15/2029(2)(3)	6,628,094
1,895,000	8.00%, 11/01/2026(2)	1,932,320
		79,165,718
	Investment Company Security - 0.1%
	Ares Capital Corp.
615,000	2.88%, 06/15/2028	517,538
910,000	7.00%, 01/15/2027	912,766
515,000	Blue Owl Credit Income Corp. 7.95%, 06/13/2028(2)	516,403
	Huarong Finance 2017 Co. Ltd.
1,369,000	4.25%, 11/07/2027(4)	1,163,528
605,000	4.75%, 04/27/2027(4)	529,413
530,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(4)	476,799
5,970,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,996,540
3,330,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(2)	3,497,066
		11,610,053
	Iron/Steel - 0.3%
14,205,000	ArcelorMittal SA 6.80%, 11/29/2032	14,664,956
	ATI, Inc.
1,958,000	4.88%, 10/01/2029	1,781,823
1,847,000	5.88%, 12/01/2027(3)	1,795,274
20,000	5.88%, 12/01/2027	19,440
	CSN Resources SA
1,185,000	5.88%, 04/08/2032(2)	986,613
520,000	5.88%, 04/08/2032(4)	432,944
7,685,000	Nucor Corp. 3.13%, 04/01/2032	6,653,656
	Steel Dynamics, Inc.
4,159,000	2.80%, 12/15/2024	3,980,531
5,595,000	3.45%, 04/15/2030	4,979,482
		35,294,719
	IT Services - 0.6%
	Apple, Inc.
6,895,000	2.38%, 02/08/2041	5,007,884
20,110,000	2.65%, 02/08/2051	13,732,482
12,960,000	2.70%, 08/05/2051	8,936,779
2,600,000	3.75%, 11/13/2047	2,230,670
6,520,000	3.85%, 08/04/2046	5,658,909
7,280,000	3.95%, 08/08/2052	6,371,706
3,620,000	4.38%, 05/13/2045	3,406,549
	International Business Machines Corp.
2,590,000	3.43%, 02/09/2052	1,874,622
4,755,000	4.15%, 05/15/2039	4,148,044
7,390,000	4.90%, 07/27/2052	6,867,067
8,715,000	Leidos, Inc. 2.30%, 02/15/2031	6,969,190
5,515,000	McAfee Corp. 7.38%, 02/15/2030(2)	4,765,366
	Presidio Holdings, Inc.
4,851,000	4.88%, 02/01/2027(2)	4,576,046
1,800,000	8.25%, 02/01/2028(2)	1,745,626
500	Seagate HDD Cayman 9.63%, 12/01/2032(2)	553
		76,291,493
	Leisure Time - 0.2%
	Carnival Corp.
646,000	5.75%, 03/01/2027(2)	597,601
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Leisure Time - 0.2% - (continued)
$ 4,290,000	6.00%, 05/01/2029(2)	$ 3,856,260
EUR 1,875,000	7.63%, 03/01/2026(2)	2,030,640
$ 1,345,000	7.63%, 03/01/2026(2)(3)	1,326,912
1,020,000	10.50%, 06/01/2030(2)(3)	1,078,983
2,675,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(2)(3)	2,188,297
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(2)	2,157,028
2,880,000	8.38%, 02/01/2028(2)	3,002,478
	Royal Caribbean Cruises Ltd.
5,350,000	5.50%, 08/31/2026(2)	5,131,583
740,000	7.25%, 01/15/2030(2)	747,918
2,100,000	8.25%, 01/15/2029(2)	2,193,208
740,000	11.63%, 08/15/2027(2)	807,973
2,350,000	Viking Cruises Ltd. 9.13%, 07/15/2031(2)	2,416,270
		27,535,151
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	494,436
4,500,000	4.75%, 06/15/2031(2)	4,026,493
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,400,088
	Sands China Ltd.
10,000,000	3.75%, 08/08/2031	8,384,587
1,850,000	5.90%, 08/08/2028	1,800,704
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,656,000
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(2)(3)	1,615,690
3,535,000	5.50%, 03/01/2025(2)	3,468,449
1,195,000	Wynn Macau Ltd. 5.63%, 08/26/2028(2)	1,062,475
		29,908,922
	Machinery-Diversified - 0.2%
14,855,000	John Deere Capital Corp. 4.95%, 07/14/2028	14,955,207
10,135,000	Otis Worldwide Corp. 2.29%, 04/05/2027	9,240,577
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,374,615
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,097,909
		27,668,308
	Media - 2.1%
505,000	Belo Corp. 7.25%, 09/15/2027	497,425
	CCO Holdings LLC/CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(2)	10,852,478
3,550,000	4.25%, 01/15/2034(2)	2,730,549
2,670,000	4.50%, 08/15/2030(2)	2,259,164
925,000	4.75%, 02/01/2032(2)	763,252
1,325,000	5.00%, 02/01/2028(2)	1,224,500
560,000	5.38%, 06/01/2029(2)	511,775
925,000	7.38%, 03/01/2031(2)(3)	919,668
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	12,167,321
10,000,000	3.50%, 03/01/2042	6,644,868
5,000,000	3.85%, 04/01/2061	3,032,673

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Media - 2.1% - (continued)
$ 11,690,000	3.90%, 06/01/2052	$ 7,639,185
7,665,000	4.80%, 03/01/2050	5,799,980
8,550,000	5.13%, 07/01/2049	6,691,421
585,000	5.38%, 04/01/2038	502,507
10,990,000	5.38%, 05/01/2047	8,957,960
4,595,000	5.75%, 04/01/2048	3,934,337
6,903,000	6.48%, 10/23/2045	6,432,569
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	9,452,373
10,280,000	3.20%, 07/15/2036	8,452,057
6,605,000	3.25%, 11/01/2039	5,204,132
6,640,000	3.40%, 07/15/2046	4,967,402
1,925,000	3.75%, 04/01/2040	1,607,771
15,035,000	4.55%, 01/15/2029	14,800,897
11,500,000	4.65%, 02/15/2033	11,347,770
12,355,000	4.80%, 05/15/2033	12,217,607
7,325,000	5.35%, 05/15/2053	7,343,976
12,000,000	5.50%, 05/15/2064	12,023,377
8,665,000	Cox Communications, Inc. 5.45%, 09/15/2028(2)	8,653,136
	CSC Holdings LLC
1,100,000	5.25%, 06/01/2024	1,025,474
3,135,000	5.75%, 01/15/2030(2)	1,623,089
	Discovery Communications LLC
855,000	3.90%, 11/15/2024	831,915
6,110,000	3.95%, 06/15/2025	5,884,179
8,441,000	4.00%, 09/15/2055	5,583,263
3,846,000	4.65%, 05/15/2050	2,918,176
13,920,000	5.20%, 09/20/2047	11,429,503
5,395,000	5.30%, 05/15/2049	4,472,351
	DISH DBS Corp.
1,350,000	5.75%, 12/01/2028(2)	1,038,781
3,195,000	5.88%, 11/15/2024	2,933,036
1,160,000	DISH Network Corp. 11.75%, 11/15/2027(2)	1,168,765
	Paramount Global
95,000	2.90%, 01/15/2027	85,049
291,000	3.70%, 06/01/2028	260,463
13,137,000	4.38%, 03/15/2043	9,085,643
13,610,000	4.95%, 01/15/2031(3)	12,179,014
9,000,000	4.95%, 05/19/2050	6,637,678
5,300,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(9)	4,395,946
	Sirius XM Radio, Inc.
1,785,000	3.13%, 09/01/2026(2)	1,612,676
3,470,000	4.00%, 07/15/2028(2)	3,019,189
1,450,000	4.13%, 07/01/2030(2)	1,189,559
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,754,122
	Time Warner Cable LLC
6,340,000	5.88%, 11/15/2040	5,601,402
2,825,000	6.75%, 06/15/2039	2,719,368
3,790,000	UPC Broadband Finco BV 4.88%, 07/15/2031(2)	3,183,007
4,885,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(2)	4,183,163
200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(4)	118,000
15,400,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	12,515,563
2,440,000	Walt Disney Co. 6.40%, 12/15/2035	2,714,189
1,655,000	Ziggo BV 4.88%, 01/15/2030(2)	1,401,504
		289,196,197
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Metal Fabricate/Hardware - 0.1%
	Advanced Drainage Systems, Inc.
$ 2,099,000	5.00%, 09/30/2027(2)	$ 2,004,656
2,051,000	6.38%, 06/15/2030(2)	2,030,290
	Novelis Corp.
820,000	3.88%, 08/15/2031(2)	682,795
5,805,000	4.75%, 01/30/2030(2)	5,216,455
		9,934,196
	Mining - 0.9%
	Anglo American Capital PLC
4,825,000	2.88%, 03/17/2031(2)	3,981,049
20,570,000	3.88%, 03/16/2029(2)	18,753,237
1,001,000	4.88%, 05/14/2025(2)	985,507
16,215,000	5.63%, 04/01/2030(2)	16,189,675
515,000	Arsenal AIC Parent LLC 8.00%, 10/01/2030(2)	525,300
7,955,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	7,919,644
	Constellium SE
680,000	3.75%, 04/15/2029(2)(3)	591,199
1,716,000	5.63%, 06/15/2028(2)(3)	1,634,859
955,000	5.88%, 02/15/2026(2)	941,216
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(2)	266,594
2,325,000	4.50%, 09/15/2027(2)	2,173,410
19,875,000	5.88%, 04/15/2030(2)	19,062,756
9,565,000	6.13%, 04/15/2032(2)	9,188,574
19,165,000	Glencore Funding LLC 5.40%, 05/08/2028(2)	19,069,713
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,619,266
	Rio Tinto Finance USA PLC
6,000,000	5.00%, 03/09/2033	6,032,787
9,535,000	5.13%, 03/09/2053	9,555,830
645,000	Stillwater Mining Co. 4.50%, 11/16/2029(2)	524,224
		123,014,840
	Miscellaneous Manufacturing - 0.1%
10,765,000	Parker-Hannifin Corp. 4.50%, 09/15/2029	10,463,464
	Office/Business Equipment - 0.2%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,416,770
12,485,000	3.28%, 12/01/2028	10,901,902
10,435,000	3.57%, 12/01/2031	8,827,748
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	1,017,378
		25,163,798
	Oil & Gas - 2.0%
	Aker BP ASA
5,024,000	2.00%, 07/15/2026(2)	4,507,416
2,950,000	3.10%, 07/15/2031(2)	2,444,515
2,920,000	3.75%, 01/15/2030(2)	2,598,415
8,750,000	4.00%, 01/15/2031(2)	7,782,511
5,690,000	6.00%, 06/13/2033(2)	5,714,803
550,000	Antero Resources Corp. 5.38%, 03/01/2030(2)	512,839
3,275,000	Apache Corp. 4.38%, 10/15/2028	3,017,185
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	5,249,253
6,170,000	3.00%, 03/17/2052	4,203,606
7,125,000	3.06%, 06/17/2041	5,341,446
11,380,000	3.38%, 02/08/2061	8,012,142

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Oil & Gas - 2.0% - (continued)
$ 3,945,000	3.63%, 04/06/2030	$ 3,667,414
5,000,000	4.23%, 11/06/2028	4,869,132
14,275,000	4.81%, 02/13/2033	14,027,982
5,325,000	ConocoPhillips Co. 3.80%, 03/15/2052	4,279,904
3,340,000	Continental Resources, Inc. 5.75%, 01/15/2031(2)	3,224,164
3,345,000	Devon Energy Corp. 7.88%, 09/30/2031	3,786,385
	Diamondback Energy, Inc.
2,770,000	4.25%, 03/15/2052	2,140,464
10,055,000	6.25%, 03/15/2033	10,478,721
10,584,000	6.25%, 03/15/2053	10,821,082
6,080,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(2)	6,016,876
	Ecopetrol SA
2,345,000	4.63%, 11/02/2031	1,865,602
640,000	5.38%, 06/26/2026	615,975
790,000	6.88%, 04/29/2030	743,979
2,490,000	8.63%, 01/19/2029	2,561,588
18,930,000	8.88%, 01/13/2033	19,420,441
	Empresa Nacional del Petroleo
800,000	3.75%, 08/05/2026(4)	754,718
3,550,000	5.25%, 11/06/2029(4)	3,433,348
	Energian Israel Finance Ltd.
1,495,000	4.50%, 03/30/2024(4)	1,476,836
597,000	4.88%, 03/30/2026(4)	557,449
1,630,000	5.38%, 03/30/2028(4)	1,477,171
1,247,000	5.88%, 03/30/2031(4)	1,089,579
1,825,000	8.50%, 09/30/2033(4)	1,825,000
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,790,008
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,265,642
10,742,000	7.30%, 08/15/2031	11,825,982
110,000	Leviathan Bond Ltd. 6.13%, 06/30/2025(4)	107,430
3,250,000	Matador Resources Co. 6.88%, 04/15/2028(2)(3)	3,229,986
4,865,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	5,004,869
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,738,153
	Occidental Petroleum Corp.
1,980,000	3.20%, 08/15/2026	1,809,225
1,234,000	6.38%, 09/01/2028	1,266,948
2,265,000	6.45%, 09/15/2036	2,377,910
	Ovintiv, Inc.
885,000	5.65%, 05/15/2028	877,057
9,490,000	6.25%, 07/15/2033	9,576,316
5,000,000	7.10%, 07/15/2053	5,323,843
5,190,000	7.38%, 11/01/2031	5,601,912
	Petroleos de Venezuela SA
435,000	6.00%, 05/16/2024(4)(7)	15,225
190,000	9.00%, 11/17/2021(4)(7)	6,650
	Petroleos Mexicanos
1,295,000	6.70%, 02/16/2032	996,970
905,000	7.69%, 01/23/2050	628,325
1,500,000	8.75%, 06/02/2029	1,369,495
10,365,000	Phillips 66 Co. 4.95%, 12/01/2027	10,304,642
540,000	QatarEnergy 3.30%, 07/12/2051(4)	394,200
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(2)	983,437
1,360,000	4.88%, 05/15/2025	1,330,760
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,917,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Oil & Gas - 2.0% - (continued)
$ 11,925,000	3.00%, 11/26/2051	$ 8,301,135
4,199,000	4.00%, 05/10/2046	3,555,220
2,320,000	4.55%, 08/12/2043	2,144,838
5,550,000	SM Energy Co. 6.50%, 07/15/2028(3)	5,425,000
5,655,000	Southwestern Energy Co. 4.75%, 02/01/2032	5,024,557
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047	2,866,889
3,225,000	Transocean, Inc. 8.75%, 02/15/2030(2)	3,338,845
11,420,000	Var Energi ASA 7.50%, 01/15/2028(2)	11,796,762
		267,713,404
	Oil & Gas Services - 0.1%
6,735,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	6,776,723
7,425,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	7,609,883
		14,386,606
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)	2,660,574
3,135,000	5.25%, 08/15/2027(2)	2,690,585
	Berry Global, Inc.
600,000	4.88%, 07/15/2026(2)	580,206
335,000	5.63%, 07/15/2027(2)	326,792
	Clydesdale Acquisition Holdings, Inc.
2,030,000	6.63%, 04/15/2029(2)	1,942,033
1,900,000	8.75%, 04/15/2030(2)	1,722,315
763,000	Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	737,530
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	1,155,936
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 08/15/2026(2)	1,705,168
1,725,000	9.25%, 04/15/2027(2)(3)	1,602,412
	Owens-Brockway Glass Container, Inc.
760,000	6.38%, 08/15/2025(2)	759,656
895,000	7.25%, 05/15/2031(2)	909,517
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	14,274,725
EUR 2,990,000	Titan Holdings II BV 5.13%, 07/15/2029(2)	2,745,068
$ 1,590,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(2)	1,515,694
		35,328,211
	Pharmaceuticals - 1.7%
	AbbVie, Inc.
16,861,000	2.95%, 11/21/2026	15,814,427
4,630,000	4.05%, 11/21/2039	4,024,147
7,590,000	4.45%, 05/14/2046	6,649,600
2,840,000	4.63%, 10/01/2042	2,572,648
3,702,000	4.85%, 06/15/2044	3,426,539
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,405,396
2,400,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(2)	1,769,889
	Bayer U.S. Finance II LLC
2,900,000	4.20%, 07/15/2034(2)	2,532,395
7,820,000	4.25%, 12/15/2025(2)	7,585,252
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,054,098
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,450,941
4,655,000	4.25%, 10/26/2049	4,023,197

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pharmaceuticals - 1.7% - (continued)
	Cigna Group
$ 3,690,000	4.38%, 10/15/2028	$ 3,566,247
15,525,000	5.40%, 03/15/2033	15,744,430
	CVS Health Corp.
14,295,000	4.78%, 03/25/2038	13,176,730
6,290,000	5.00%, 01/30/2029	6,258,461
2,005,000	5.25%, 01/30/2031	2,002,957
	CVS Pass-Through Trust
7,459	6.04%, 12/10/2028	7,504
18,523	6.94%, 01/10/2030	19,117
6,430,000	Eli Lilly & Co. 4.70%, 02/27/2033	6,477,445
	Merck & Co., Inc.
5,930,000	4.30%, 05/17/2030	5,789,906
7,925,000	4.50%, 05/17/2033	7,793,426
6,295,000	Owens & Minor, Inc. 6.63%, 04/01/2030(2)(3)	5,772,704
	Pfizer Investment Enterprises Pte. Ltd.
15,110,000	4.65%, 05/19/2030	14,945,754
13,955,000	4.75%, 05/19/2033	13,862,762
2,965,000	5.11%, 05/19/2043	2,938,360
7,695,000	5.30%, 05/19/2053	7,892,555
5,955,000	5.34%, 05/19/2063	5,960,839
4,525,000	Pfizer, Inc. 4.00%, 12/15/2036	4,197,491
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,991,257
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,765,053
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	10,493,102
8,925,000	4.75%, 05/09/2027	8,320,012
		231,284,641
	Pipelines - 2.3%
2,560,000	AI Candelaria Spain SA 5.75%, 06/15/2033(4)	1,949,952
4,450,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	4,278,966
	Buckeye Partners LP
1,472,000	3.95%, 12/01/2026	1,350,560
655,000	4.13%, 03/01/2025(2)	630,438
1,360,000	4.13%, 12/01/2027	1,230,800
3,530,000	4.50%, 03/01/2028(2)	3,188,155
645,000	5.60%, 10/15/2044	477,300
580,000	9.63%, 01/22/2078, 3 mo. USD LIBOR + 4.02%	493,000
	Cheniere Energy Partners LP
1,560,000	4.00%, 03/01/2031	1,388,199
1,989,000	4.50%, 10/01/2029	1,850,016
4,350,000	5.95%, 06/30/2033(2)	4,408,595
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,225,000	6.00%, 02/01/2029(2)	1,154,563
4,480,000	7.38%, 02/01/2031(2)	4,468,793
5,410,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	4,796,992
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,259,577
	EIG Pearl Holdings Sarl
1,535,000	3.55%, 08/31/2036(2)	1,297,278
1,230,000	3.55%, 08/31/2036(4)	1,039,512
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pipelines - 2.3% - (continued)
$ 1,600,000	4.39%, 11/30/2046(2)	$ 1,247,603
18,000,000	Enbridge, Inc. 5.70%, 03/08/2033	18,243,246
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,548,595
2,275,000	4.90%, 03/15/2035	2,093,694
9,000,000	5.25%, 04/15/2029	8,912,518
4,442,000	5.30%, 04/15/2047	3,883,032
8,465,000	5.55%, 02/15/2028	8,498,462
7,275,000	6.00%, 06/15/2048	6,905,418
2,800,000	6.13%, 12/15/2045	2,673,933
3,910,000	6.25%, 04/15/2049	3,836,180
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	999,143
4,210,000	5.63%, 01/15/2028(2)	4,115,840
415,000	6.50%, 09/01/2030(2)	417,672
1,094,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	870,419
	Enterprise Products Operating LLC
10,000,000	3.13%, 07/31/2029	9,000,023
2,760,000	4.25%, 02/15/2048	2,314,052
2,290,000	4.80%, 02/01/2049	2,069,507
	EQM Midstream Partners LP
2,644,000	4.50%, 01/15/2029(2)	2,416,181
1,950,000	4.75%, 01/15/2031(2)	1,739,469
2,505,000	6.50%, 07/01/2027(2)	2,499,642
1,500,000	6.50%, 07/15/2048	1,371,149
185,000	7.50%, 06/01/2027(2)	187,757
190,000	7.50%, 06/01/2030(2)	195,911
	Galaxy Pipeline Assets Bidco Ltd.
378,542	1.75%, 09/30/2027(2)	349,193
12,450,449	2.16%, 03/31/2034(2)	10,584,771
1,774,200	2.16%, 03/31/2034(4)	1,508,339
1,585,000	2.63%, 03/31/2036(2)	1,281,760
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(2)	2,713,539
	Greensaif Pipelines Bidco Sarl
15,573,000	6.13%, 02/23/2038(2)	16,006,026
1,228,000	6.51%, 02/23/2042(2)	1,269,454
	MPLX LP
4,630,000	4.25%, 12/01/2027	4,424,488
2,770,000	4.90%, 04/15/2058	2,258,232
14,445,000	4.95%, 09/01/2032	13,797,270
4,780,000	5.20%, 12/01/2047	4,200,564
	ONEOK, Inc.
1,629,000	3.10%, 03/15/2030	1,399,034
2,029,000	3.40%, 09/01/2029	1,785,140
3,139,000	4.35%, 03/15/2029	2,929,195
8,993,000	5.20%, 07/15/2048	7,729,822
12,525,000	6.10%, 11/15/2032	12,771,921
6,474,000	6.35%, 01/15/2031	6,663,976
2,125,000	7.15%, 01/15/2051	2,257,464
	Plains All American Pipeline LP/PAA Finance Corp.
12,255,000	3.80%, 09/15/2030	10,969,933
3,500,000	4.30%, 01/31/2043	2,645,421
5,196,000	4.90%, 02/15/2045	4,220,343
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,331,551
4,000,000	5.88%, 06/30/2026	4,026,693
	Targa Resources Corp.
7,245,000	4.20%, 02/01/2033	6,466,531
2,300,000	4.95%, 04/15/2052	1,912,120
9,147,000	6.13%, 03/15/2033	9,378,213
8,245,000	6.25%, 07/01/2052	8,119,739

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pipelines - 2.3% - (continued)
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
$ 12,805,000	4.00%, 01/15/2032	$ 11,226,912
1,570,000	5.50%, 03/01/2030	1,513,935
	TransCanada PipeLines Ltd.
8,635,000	2.50%, 10/12/2031	6,961,824
5,840,000	4.63%, 03/01/2034	5,336,011
2,510,000	Western Midstream Operating LP 6.15%, 04/01/2033	2,545,490
	Williams Cos., Inc.
3,610,000	2.60%, 03/15/2031	2,991,000
4,440,000	4.65%, 08/15/2032	4,230,962
2,225,000	5.10%, 09/15/2045	2,007,752
4,100,000	5.40%, 03/04/2044	3,761,041
1,074,000	6.30%, 04/15/2040	1,123,202
		312,001,003
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
200,000	4.20%, 02/06/2026(4)	36,008
200,000	5.40%, 05/27/2025(4)	41,000
860,000	5.63%, 01/14/2030(4)	129,258
225,000	6.15%, 09/17/2025(4)	42,991
		249,257
	Real Estate Investment Trusts - 2.0%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,176,424
24,815,000	1.88%, 10/15/2030	19,513,919
9,470,000	5.25%, 07/15/2028	9,365,833
12,670,000	American Tower Trust I 5.49%, 03/15/2028(2)	12,675,326
	Brixmor Operating Partnership LP
1,393,000	2.25%, 04/01/2028	1,179,828
535,000	3.90%, 03/15/2027	496,711
14,080,000	4.13%, 05/15/2029	12,679,962
	Crown Castle, Inc.
40,205,000	2.90%, 03/15/2027	36,897,341
8,745,000	3.20%, 09/01/2024	8,492,472
6,557,000	4.15%, 07/01/2050	5,098,425
5,560,000	4.80%, 09/01/2028	5,414,947
9,205,000	5.00%, 01/11/2028	9,070,753
8,915,000	5.10%, 05/01/2033	8,658,863
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,052,651
2,730,000	2.00%, 05/15/2028	2,335,635
6,800,000	3.90%, 04/15/2032	6,110,194
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	4,896,901
6,715,000	4.00%, 01/15/2031	5,808,687
4,750,000	5.30%, 01/15/2029	4,531,264
5,330,000	5.75%, 06/01/2028	5,216,591
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,754,373
	Iron Mountain, Inc.
2,445,000	5.25%, 07/15/2030(2)	2,210,221
3,425,000	7.00%, 02/15/2029(2)	3,437,100
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
2,592,000	4.25%, 02/01/2027(2)	2,331,816
1,170,000	5.25%, 10/01/2025(2)	1,121,738
19,680,000	Prologis LP 4.75%, 06/15/2033	19,090,083
10,075,000	Public Storage 5.93%, 07/25/2025, 3 mo. USD SOFR + 0.60%(10)	10,084,283
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Real Estate Investment Trusts - 2.0% - (continued)
$ 10,520,000	Realty Income Corp. 4.85%, 03/15/2030	$ 10,209,760
3,345,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(2)	3,395,293
3,885,000	Simon Property Group LP 3.25%, 09/13/2049	2,600,338
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,238,647
6,660,000	VICI Properties LP 4.95%, 02/15/2030	6,300,573
1,090,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(2)	1,013,700
	Welltower OP LLC
669,000	2.05%, 01/15/2029	559,528
15,360,000	2.75%, 01/15/2032	12,438,317
2,620,000	4.00%, 06/01/2025	2,537,215
		272,995,712
	Retail - 0.9%
	1011778 BC ULC/New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(2)	2,486,844
2,105,000	3.88%, 01/15/2028(2)	1,927,730
840,000	4.00%, 10/15/2030(2)	721,919
3,245,000	4.38%, 01/15/2028(2)	2,998,307
	Asbury Automotive Group, Inc.
2,369,000	4.63%, 11/15/2029(2)(3)	2,095,873
586,000	4.75%, 03/01/2030	517,553
1,445,000	5.00%, 02/15/2032(2)	1,260,349
	AutoZone, Inc.
3,385,000	4.75%, 08/01/2032	3,264,308
12,552,000	4.75%, 02/01/2033	12,009,014
	FirstCash, Inc.
1,575,000	4.63%, 09/01/2028(2)	1,405,632
790,000	5.63%, 01/01/2030(2)	729,160
	Gap, Inc.
3,245,000	3.63%, 10/01/2029(2)	2,419,472
1,945,000	3.88%, 10/01/2031(2)	1,394,172
	Home Depot, Inc.
2,315,000	4.50%, 12/06/2048	2,125,820
5,215,000	5.88%, 12/16/2036	5,651,447
8,578,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)(3)	7,396,381
	Lowe's Cos., Inc.
5,955,000	2.80%, 09/15/2041	4,187,250
8,970,000	5.63%, 04/15/2053	8,890,942
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,156,972
3,615,000	4.60%, 05/26/2045	3,273,223
5,000,000	6.30%, 10/15/2037	5,494,806
6,275,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	5,334,001
3,575,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	3,433,374
	PetSmart, Inc./PetSmart Finance Corp.
6,180,000	4.75%, 02/15/2028(2)	5,667,460
1,680,000	7.75%, 02/15/2029(2)	1,638,707
6,468,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(2)	6,155,567
	SRS Distribution, Inc.
1,915,000	4.63%, 07/01/2028(2)	1,733,790
1,675,000	6.00%, 12/01/2029(2)	1,453,063
1,945,000	Staples, Inc. 7.50%, 04/15/2026(2)	1,606,590
15,200,000	Walmart, Inc. 4.10%, 04/15/2033	14,671,797

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Retail - 0.9% - (continued)
	Yum! Brands, Inc.
$ 616,000	3.63%, 03/15/2031	$ 526,994
896,000	4.63%, 01/31/2032	811,455
1,865,000	4.75%, 01/15/2030(2)	1,739,504
2,013,000	5.38%, 04/01/2032	1,905,319
		120,084,795
	Semiconductors - 1.2%
	Broadcom, Inc.
20,000,000	3.14%, 11/15/2035(2)	15,310,747
10,362,000	4.93%, 05/15/2037(2)	9,370,066
21,715,000	Entegris Escrow Corp. 4.75%, 04/15/2029(2)(9)	20,258,879
1,400,000	Entegris, Inc. 4.38%, 04/15/2028(2)	1,273,598
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,464,254
11,360,000	4.88%, 02/10/2028	11,315,733
12,555,000	4.90%, 08/05/2052	11,651,563
11,075,000	5.05%, 08/05/2062	10,276,974
7,575,000	5.13%, 02/10/2030	7,630,746
5,000,000	5.63%, 02/10/2043	5,044,419
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	15,036,904
12,755,000	2.67%, 09/01/2023	12,715,603
	NXP BV/NXP Funding LLC/NXP USA, Inc.
7,760,000	2.65%, 02/15/2032	6,296,017
580,000	3.40%, 05/01/2030	513,552
2,515,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	2,079,441
	QUALCOMM, Inc.
3,245,000	4.50%, 05/20/2052	2,918,758
1,811,000	4.80%, 05/20/2045	1,747,109
14,510,000	5.40%, 05/20/2033	15,194,511
2,365,000	6.00%, 05/20/2053	2,625,980
	SK Hynix, Inc.
1,160,000	2.38%, 01/19/2031(4)	900,574
2,300,000	6.38%, 01/17/2028(2)	2,335,170
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,043,634
		159,004,232
	Software - 1.3%
6,505,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,511,667
2,350,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	2,150,250
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)(3)	3,665,284
	Fair Isaac Corp.
991,000	4.00%, 06/15/2028(2)	909,484
1,000,000	5.25%, 05/15/2026(2)	981,250
11,730,000	Fiserv, Inc. 3.20%, 07/01/2026	11,089,321
11,410,000	Microsoft Corp. 2.92%, 03/17/2052	8,319,471
2,050,000	MSCI, Inc. 3.63%, 09/01/2030(2)	1,794,241
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(2)	1,698,896
2,710,000	3.88%, 12/01/2029(2)	2,292,558
15,350,000	6.90%, 12/01/2027(2)	15,686,702
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(2)	1,393,111
930,000	4.13%, 12/01/2031(2)	770,949
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,534,361
6,000,000	2.65%, 07/15/2026	5,592,327
4,965,000	2.95%, 11/15/2024	4,811,025
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Software - 1.3% - (continued)
$ 18,317,000	3.60%, 04/01/2040	$ 14,074,648
11,154,000	3.60%, 04/01/2050	7,900,292
2,100,000	3.85%, 07/15/2036	1,761,507
8,610,000	3.85%, 04/01/2060	5,994,025
14,500,000	3.90%, 05/15/2035	12,492,003
16,914,000	3.95%, 03/25/2051	12,674,751
2,860,000	4.00%, 07/15/2046	2,195,521
5,130,000	4.00%, 11/15/2047	3,928,293
1,480,000	4.13%, 05/15/2045	1,163,233
12,040,000	4.90%, 02/06/2033	11,641,240
5,400,000	6.15%, 11/09/2029	5,658,614
4,300,000	6.50%, 04/15/2038	4,570,529
	PTC, Inc.
2,610,000	3.63%, 02/15/2025(2)	2,521,444
2,415,000	4.00%, 02/15/2028(2)	2,216,324
5,105,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	4,324,813
6,460,000	Salesforce, Inc. 2.70%, 07/15/2041	4,691,202
2,795,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	2,688,698
		173,698,034
	Telecommunications - 1.8%
EUR 340,000	Altice France Holding SA 8.00%, 05/15/2027(4)	147,663
	Altice France SA
$ 1,665,000	5.13%, 07/15/2029(2)	1,165,896
660,000	5.50%, 01/15/2028(2)	484,180
435,000	5.50%, 10/15/2029(2)	308,985
4,075,000	8.13%, 02/01/2027(2)	3,323,274
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,574,935
	AT&T, Inc.
$ 19,395,000	1.70%, 03/25/2026	17,604,356
6,800,000	3.50%, 06/01/2041	5,055,806
10,439,000	3.50%, 09/15/2053	7,081,280
9,502,000	3.55%, 09/15/2055	6,396,017
13,667,000	3.65%, 09/15/2059	9,097,730
13,720,000	3.80%, 12/01/2057	9,534,365
12,000,000	4.50%, 05/15/2035	10,785,384
5,615,000	5.40%, 02/15/2034	5,526,979
1,090,000	CT Trust 5.13%, 02/03/2032(4)	906,557
3,580,000	Embarq Corp. 8.00%, 06/01/2036(3)	2,023,846
	Empresa Nacional de Telecomunicaciones SA
1,040,000	3.05%, 09/14/2032(2)	828,100
858,000	3.05%, 09/14/2032(4)	683,182
	Frontier Communications Holdings LLC
4,430,000	5.00%, 05/01/2028(2)	3,755,108
2,975,000	5.88%, 10/15/2027(2)	2,724,830
1,678,208	5.88%, 11/01/2029	1,230,609
460,000	6.75%, 05/01/2029(2)	355,535
	Iliad Holding SASU
1,110,000	6.50%, 10/15/2026(2)	1,063,771
730,000	7.00%, 10/15/2028(2)	685,365
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(2)	1,343,878
2,335,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(2)	2,403,769
	Millicom International Cellular SA
$ 265,000	4.50%, 04/27/2031(4)	210,908
643,500	5.13%, 01/15/2028(4)	576,825
603,000	6.25%, 03/25/2029(2)	552,047
180,000	6.25%, 03/25/2029(4)	164,790

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Telecommunications - 1.8% - (continued)
	Ooredoo International Finance Ltd.
$ 1,290,000	2.63%, 04/08/2031(2)	$ 1,112,883
400,000	2.63%, 04/08/2031(4)	345,080
3,385,000	Rogers Communications, Inc. 4.50%, 03/15/2042	2,784,023
2,427,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	2,400,568
1,875,000	Telecom Italia Capital SA 6.38%, 11/15/2033	1,585,417
9,820,000	Telefonica Emisiones SA 5.21%, 03/08/2047	8,501,985
	T-Mobile USA, Inc.
2,000,000	3.00%, 02/15/2041	1,447,052
5,610,000	3.40%, 10/15/2052	3,924,229
13,135,000	4.38%, 04/15/2040	11,575,645
12,370,000	4.80%, 07/15/2028	12,111,473
9,515,000	4.95%, 03/15/2028	9,393,469
3,755,000	5.75%, 01/15/2054	3,828,651
	VEON Holdings BV
1,120,000	3.38%, 11/25/2027(2)	761,600
860,000	3.38%, 11/25/2027(4)	584,800
725,000	4.00%, 04/09/2025(4)	609,000
	Verizon Communications, Inc.
15,000,000	2.10%, 03/22/2028	13,113,673
19,470,000	2.36%, 03/15/2032	15,531,309
2,660,000	2.85%, 09/03/2041	1,866,717
10,683,000	2.99%, 10/30/2056	6,566,732
13,220,000	3.40%, 03/22/2041	10,017,233
6,585,000	4.13%, 08/15/2046	5,332,079
4,790,000	4.81%, 03/15/2039	4,394,495
14,960,000	5.05%, 05/09/2033	14,676,923
	Vodafone Group PLC
6,960,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(5)	5,063,390
3,070,000	5.63%, 02/10/2053	2,975,011
4,380,000	5.75%, 02/10/2063	4,203,224
	VTR Comunicaciones SpA
700,000	5.13%, 01/15/2028(4)	413,252
634,000	5.13%, 01/15/2028(2)	374,288
1,125,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(2)	804,497
		244,894,668
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(2)	971,556
1,040,000	5.88%, 12/15/2027(2)	1,020,918
		1,992,474
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,532,706
2,520,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(2)	2,135,254
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,549,539
3,734,000	4.65%, 01/15/2046	3,297,779
	Rumo Luxembourg Sarl
200,000	4.20%, 01/18/2032(4)	161,840
1,140,000	5.25%, 01/10/2028(4)	1,077,300
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Transportation - 0.2% - (continued)
$ 675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(4)(7)	$ 33,750
980,000	Transnet SOC Ltd. 8.25%, 02/06/2028(2)	975,461
		19,763,629
	Trucking & Leasing - 0.3%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	9,227,454
2,000,000	2.70%, 11/01/2024(2)	1,916,661
4,520,000	3.45%, 07/01/2024(2)	4,417,445
12,000,000	3.90%, 02/01/2024(2)	11,868,490
6,420,000	4.40%, 07/01/2027(2)	6,084,190
235,000	6.05%, 08/01/2028(2)	235,547
4,635,000	6.20%, 06/15/2030(2)	4,677,060
		38,426,847
	Total Corporate Bonds (cost $6,987,437,875)	$ 6,455,424,039
FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
	Angola - 0.0%
	Angolan Government International Bonds
2,443,000	8.00%, 11/26/2029(4)	$ 2,159,001
430,000	8.75%, 04/14/2032(2)	376,749
2,252,000	8.75%, 04/14/2032(4)	1,973,112
815,000	9.38%, 05/08/2048(4)	673,761
		5,182,623
	Argentina - 0.2%
	Argentina Government International Bonds
18,540,922	0.75%, 07/09/2030(11)	6,390,224
61,182,751	3.63%, 07/09/2035(11)	19,087,017
		25,477,241
	Benin - 0.0%
	Benin Government International Bonds
EUR 380,000	4.95%, 01/22/2035(2)	304,508
750,000	4.95%, 01/22/2035(4)	601,004
		905,512
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 740,000	2.38%, 08/20/2030(4)	618,026
325,000	3.38%, 08/20/2050(2)	224,250
1,035,000	3.38%, 08/20/2050(4)	714,150
1,115,000	3.72%, 01/25/2027(4)	1,059,395
1,525,000	4.75%, 02/15/2029(2)	1,490,062
1,445,000	5.00%, 07/15/2032(2)	1,416,822
2,632,000	5.00%, 07/15/2032(4)	2,580,676
		8,103,381
	Brazil - 0.1%
	Brazil Government International Bonds
9,621,000	4.75%, 01/14/2050	7,358,520
997,000	5.00%, 01/27/2045	806,919
BRL 5,529,835	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2040(12)	1,253,039
		9,418,478

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,670,000	0.38%, 09/23/2030(4)	$ 1,414,399
2,785,000	4.13%, 09/23/2029(4)	3,039,143
3,545,000	4.50%, 01/27/2033(2)	3,868,363
1,040,000	4.63%, 09/23/2034(4)	1,135,677
		9,457,582
	Chile - 0.1%
CLP 2,745,000,000	Bonos de la Tesoreria de la Republica en pesos 5.30%, 11/01/2037(4)	3,301,965
$ 19,365,000	Chile Government International Bonds 2.55%, 07/27/2033	15,755,393
		19,057,358
	Colombia - 0.3%
	Colombia Government International Bonds
8,925,000	3.00%, 01/30/2030	7,151,545
14,520,000	3.13%, 04/15/2031	11,337,914
2,195,000	3.25%, 04/22/2032	1,678,601
6,045,000	4.13%, 02/22/2042	4,044,629
4,560,000	4.50%, 03/15/2029	4,068,000
915,000	5.00%, 06/15/2045	657,842
3,005,000	5.20%, 05/15/2049	2,181,841
2,194,000	5.63%, 02/26/2044	1,709,594
970,000	7.50%, 02/02/2034	979,199
2,510,000	8.00%, 04/20/2033	2,633,950
		36,443,115
	Costa Rica - 0.0%
	Costa Rica Government International Bonds
2,455,000	6.55%, 04/03/2034(2)	2,486,915
425,000	7.00%, 04/04/2044(4)	420,219
		2,907,134
	Croatia - 0.0%
EUR 771,000	Croatia Government International Bonds 1.75%, 03/04/2041(4)	597,927
	Dominican Republic - 0.3%
	Dominican Republic International Bonds
$ 1,245,000	4.50%, 01/30/2030(4)	1,101,841
4,055,000	4.88%, 09/23/2032(4)	3,511,664
330,000	5.30%, 01/21/2041(4)	266,490
5,890,000	5.30%, 01/21/2041(4)	4,756,439
695,000	5.50%, 01/27/2025(4)	686,312
3,765,000	5.50%, 02/22/2029(2)	3,570,340
6,390,000	5.50%, 02/22/2029(4)	6,059,620
8,458,000	5.88%, 01/30/2060(4)	6,681,752
1,430,000	5.95%, 01/25/2027(4)	1,409,636
1,422,000	6.00%, 02/22/2033(2)	1,335,258
1,511,000	6.00%, 02/22/2033(4)	1,418,829
2,653,000	6.40%, 06/05/2049(4)	2,315,526
280,000	6.85%, 01/27/2045(4)	260,486
1,365,000	6.88%, 01/29/2026(4)	1,376,635
830,000	7.05%, 02/03/2031(2)	837,885
		35,588,713
	Ecuador - 0.1%
	Ecuador Government International Bonds
830,000	0.00%, 07/31/2030(1)(4)	236,617
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Ecuador - 0.1% - (continued)
$ 9,098,000	2.50%, 07/31/2040(4)(11)	$ 2,843,125
20,900,543	3.50%, 07/31/2035(4)(11)	7,184,610
		10,264,352
	Egypt - 0.1%
	Egypt Government International Bonds
EUR 240,000	5.63%, 04/16/2030(4)	158,064
250,000	5.63%, 04/16/2030(2)	164,650
$ 815,000	5.80%, 09/30/2027(4)	593,874
2,100,000	5.88%, 02/16/2031(4)	1,298,808
4,995,000	6.59%, 02/21/2028(4)	3,602,044
3,726,000	7.30%, 09/30/2033(4)	2,300,805
3,160,000	7.90%, 02/21/2048(4)	1,744,541
11,048,000	8.50%, 01/31/2047(4)	6,425,075
2,701,000	8.70%, 03/01/2049(4)	1,572,031
485,000	8.70%, 03/01/2049(4)	282,279
685,000	8.88%, 05/29/2050(4)	402,575
		18,544,746
	El Salvador - 0.0%
	El Salvador Government International Bonds
1,205,000	7.12%, 01/20/2050(4)	734,260
430,000	7.65%, 06/15/2035(4)	279,087
		1,013,347
	Ethiopia - 0.0%
2,650,000	Ethiopia International Bonds 6.63%, 12/11/2024(4)	1,821,875
	Gabon - 0.1%
	Gabon Government International Bonds
1,470,000	6.63%, 02/06/2031(2)(3)	1,240,019
5,195,000	6.95%, 06/16/2025(4)	4,958,108
1,164,000	7.00%, 11/24/2031(4)	983,580
		7,181,707
	Guatemala - 0.0%
	Guatemala Government Bonds
830,000	4.88%, 02/13/2028(4)	787,670
990,000	4.90%, 06/01/2030(4)	932,085
850,000	6.13%, 06/01/2050(4)	786,529
		2,506,284
	Hungary - 0.2%
	Hungary Government International Bonds
6,610,000	2.13%, 09/22/2031(4)	5,151,517
7,685,000	5.25%, 06/16/2029(2)	7,521,233
200,000	5.25%, 06/16/2029(4)	195,738
5,865,000	5.50%, 06/16/2034(2)	5,704,182
3,510,000	6.25%, 09/22/2032(2)	3,601,611
390,000	6.75%, 09/25/2052(2)	407,361
6,448,000	7.63%, 03/29/2041	7,296,466
1,380,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(2)	1,381,562
		31,259,670
	Jordan - 0.1%
	Jordan Government International Bonds
840,000	5.75%, 01/31/2027(4)	817,159
1,845,000	6.13%, 01/29/2026(4)	1,824,244
1,895,000	7.50%, 01/13/2029(4)	1,914,014
1,235,000	7.75%, 01/15/2028(4)	1,272,297
		5,827,714

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Mexico - 0.2%
	Mexico Government International Bonds
$ 1,145,000	2.66%, 05/24/2031	$ 952,231
9,113,000	4.50%, 01/31/2050	7,410,745
1,292,000	4.60%, 01/23/2046	1,069,311
775,000	4.75%, 04/27/2032	740,042
10,090,000	5.00%, 04/27/2051	8,739,791
4,943,000	6.34%, 05/04/2053	5,037,865
4,470,000	6.35%, 02/09/2035	4,691,236
		28,641,221
	Mongolia - 0.0%
	Mongolia Government International Bonds
280,000	3.50%, 07/07/2027(4)	239,554
1,560,000	8.65%, 01/19/2028(4)	1,596,033
		1,835,587
	Nigeria - 0.0%
	Nigeria Government International Bonds
400,000	6.13%, 09/28/2028(4)	345,500
400,000	7.14%, 02/23/2030(4)	349,500
205,000	8.38%, 03/24/2029(4)	192,212
		887,212
	North Macedonia - 0.0%
	North Macedonia Government International Bonds
EUR 2,045,000	3.68%, 06/03/2026(2)	2,115,134
825,000	3.68%, 06/03/2026(4)	853,294
975,000	6.96%, 03/13/2027(2)	1,105,299
		4,073,727
	Oman - 0.1%
	Oman Government International Bonds
$ 2,120,000	4.75%, 06/15/2026(4)	2,069,065
1,791,000	4.88%, 02/01/2025(4)	1,761,914
1,600,000	5.38%, 03/08/2027(4)	1,576,768
1,935,000	5.63%, 01/17/2028(4)	1,923,405
1,470,000	6.00%, 08/01/2029(4)	1,483,642
1,000,000	6.75%, 10/28/2027(4)	1,037,536
		9,852,330
	Panama - 0.1%
	Panama Government International Bonds
5,140,000	3.16%, 01/23/2030	4,498,048
4,355,000	4.50%, 04/16/2050	3,372,093
6,340,000	4.50%, 04/01/2056	4,755,132
3,505,000	6.40%, 02/14/2035	3,659,186
295,000	6.85%, 03/28/2054	308,674
		16,593,133
	Peru - 0.1%
PEN 4,090,000	Peru Government Bonds 5.40%, 08/12/2034	1,016,190
$ 14,940,000	Peruvian Government International Bonds 2.78%, 01/23/2031	12,666,905
		13,683,095
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Poland - 0.0%
$ 1,200,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(2)	$ 1,196,328
2,920,000	Republic of Poland Government International Bonds 4.88%, 10/04/2033	2,882,916
		4,079,244
	Qatar - 0.1%
	Qatar Government International Bonds
12,045,000	4.40%, 04/16/2050(4)	10,880,971
4,649,000	4.82%, 03/14/2049(4)	4,463,040
		15,344,011
	Romania - 0.2%
RON 4,830,000	Romania Government Bonds 8.25%, 09/29/2032	1,197,920
	Romanian Government International Bonds
$ 986,000	3.00%, 02/14/2031(4)	825,696
3,116,000	5.25%, 11/25/2027(2)	3,052,870
7,086,000	6.00%, 05/25/2034(2)	7,083,874
150,000	6.00%, 05/25/2034(4)	149,955
1,418,000	6.63%, 02/17/2028(2)	1,468,484
2,280,000	6.63%, 02/17/2028(4)	2,361,173
EUR 1,035,000	6.63%, 09/27/2029(4)	1,192,492
$ 1,370,000	7.13%, 01/17/2033(4)	1,472,065
1,898,000	7.63%, 01/17/2053(2)	2,140,185
		20,944,714
	Russia - 0.0%
16,800,000	Russian Foreign Bonds - EuroBonds 5.10%, 03/28/2035(4)(7)	5,460,000
	Saudi Arabia - 0.3%
3,093,000	KSA Sukuk Ltd. 4.27%, 05/22/2029(2)	3,007,782
	Saudi Government International Bonds
1,075,000	3.25%, 11/17/2051(2)	738,396
12,165,000	3.25%, 11/17/2051(4)	8,355,895
2,280,000	3.75%, 01/21/2055(4)	1,703,114
405,000	3.75%, 01/21/2055(4)	302,527
5,790,000	4.50%, 10/26/2046(4)	5,014,372
2,765,000	4.88%, 07/18/2033(2)	2,763,712
1,030,000	4.88%, 07/18/2033(4)	1,029,520
4,325,000	5.00%, 04/17/2049(4)	3,984,406
10,915,000	5.00%, 01/18/2053(2)	10,031,780
1,905,000	5.00%, 01/18/2053(4)	1,750,851
2,230,000	5.50%, 10/25/2032(2)	2,340,697
		41,023,052
	Senegal - 0.0%
1,260,000	Senegal Government International Bonds 6.25%, 05/23/2033(4)	1,083,197
	Serbia - 0.0%
390,000	Serbia International Bonds 6.50%, 09/26/2033(4)	390,725
	South Africa - 0.1%
ZAR 29,200,000	Republic of South Africa Government Bonds 8.50%, 01/31/2037	1,266,048
	Republic of South Africa Government International Bonds
$ 3,290,000	4.85%, 09/30/2029	2,973,502
450,000	5.65%, 09/27/2047	336,417
7,011,000	5.75%, 09/30/2049	5,240,077

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	South Africa - 0.1% - (continued)
$ 2,930,000	5.88%, 06/22/2030	$ 2,746,066
4,360,000	7.30%, 04/20/2052	3,874,558
		16,436,668
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2023(4)(7)	89,250
2,150,000	6.20%, 05/11/2027(4)(7)	953,841
600,000	6.35%, 06/28/2024(4)(7)	267,702
1,105,000	6.83%, 07/18/2026(4)(7)	504,627
200,000	6.85%, 03/14/2024(4)(7)	89,282
495,000	6.85%, 11/03/2025(4)(7)	224,992
2,530,000	7.55%, 03/28/2030(4)(7)	1,123,448
834,000	7.85%, 03/14/2029(4)(7)	369,910
		3,623,052
	Turkey - 0.4%
	Turkey Government International Bonds
1,405,000	4.25%, 03/13/2025	1,343,489
3,575,000	4.25%, 04/14/2026	3,288,356
7,340,000	4.88%, 10/09/2026	6,759,039
2,435,000	4.88%, 04/16/2043	1,665,029
5,810,000	5.13%, 02/17/2028	5,263,163
2,710,000	5.25%, 03/13/2030	2,337,104
2,505,000	5.75%, 05/11/2047	1,837,057
5,759,000	5.88%, 06/26/2031	5,011,251
1,290,000	5.95%, 01/15/2031	1,138,296
525,000	6.00%, 01/14/2041	413,438
6,154,000	9.13%, 07/13/2030	6,397,354
5,530,000	9.38%, 03/14/2029	5,785,685
2,220,000	9.38%, 01/19/2033	2,340,102
7,300,000	9.88%, 01/15/2028	7,750,994
710,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(2)	721,573
		52,051,930
	Ukraine - 0.0%
	Ukraine Government International Bonds
1,435,000	6.88%, 05/21/2031(2)(7)	423,325
1,435,000	6.88%, 05/21/2031(4)(7)	423,325
2,474,000	7.25%, 03/15/2035(2)(7)	740,295
435,000	7.25%, 03/15/2035(4)(7)	130,165
2,520,000	7.38%, 09/25/2034(4)(7)	743,400
910,000	7.75%, 09/01/2024(4)(7)	306,215
1,360,000	7.75%, 09/01/2026(4)(7)	428,400
2,015,000	7.75%, 09/01/2028(4)(7)	624,650
1,339,000	7.75%, 09/01/2029(4)(7)	415,090
		4,234,865
	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bonds
525,000	3.00%, 09/15/2051(2)	370,958
3,975,000	3.00%, 09/15/2051(4)	2,808,679
430,000	4.13%, 10/11/2047(4)	376,581
5,525,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(4)	4,079,992
		7,636,210
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(4)(7)	$ 53,288
3,170,000	7.00%, 03/31/2038(4)(7)	261,525
340,000	7.65%, 04/21/2025(4)(7)	28,050
4,765,000	7.75%, 10/13/2049(4)(7)	273,987
11,937,200	9.00%, 05/07/2023(4)(7)	1,014,662
		1,631,512
	Total Foreign Government Obligations (cost $543,127,635)	$ 481,064,244
MUNICIPAL BONDS - 0.4%
	Airport - 0.0%
1,510,000	Port Auth of New York & New Jersey, NY, Rev 4.46%, 10/01/2062	$ 1,369,931
	General - 0.1%
6,300,000	New York State Dormitory Auth, NY, Rev 1.60%, 03/15/2027	5,611,561
4,225,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	4,058,851
	State of Wisconsin, WI, Rev
2,020,000	4.33%, 05/01/2028	1,982,236
3,060,000	4.35%, 05/01/2029	2,992,513
		14,645,161
	General Obligation - 0.1%
18,100,000	State of Illinois, IL, GO 5.10%, 06/01/2033	17,705,934
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,398,565
5,660,000	University of California, CA, Rev 1.32%, 05/15/2027	5,011,619
		13,410,184
	Transportation - 0.1%
5,015,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035	4,184,304
	Total Municipal Bonds (cost $56,765,544)	$ 51,315,514
SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Insurance - 0.0%
2,607,888	HUB International Ltd. 9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	$ 2,617,667
	Packaging & Containers - 0.0%
2,376,000	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	2,352,454
	Pharmaceuticals - 0.0%
581,250	Owens & Minor, Inc. 9.00%, 03/29/2029, 6 mo. USD SOFR + 3.75%	580,279

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(13) - (continued)
	Software - 0.1%
$ 2,597,495	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	$ 2,594,248
3,643,200	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,518,275
		6,112,523
	Total Senior Floating Rate Interests (cost $11,751,434)	$ 11,662,923
U.S. GOVERNMENT SECURITIES - 2.2%
	U.S. Treasury Securities - 2.2%
	U.S. Treasury Bonds - 1.1%
4,055,000	1.13%, 08/15/2040	$ 2,544,196
44,140,000	1.75%, 08/15/2041	30,370,389
60,100,000	2.38%, 02/15/2042	45,767,559
5,000,000	2.75%, 11/15/2042	4,022,070
8,550,000	3.00%, 05/15/2045	7,036,049
16,520,000	3.25%, 05/15/2042	14,426,606
1,875,000	3.63%, 02/15/2053	1,745,215
1,245,000	3.63%, 05/15/2053	1,160,573
4,355,000	3.88%, 02/15/2043	4,154,942
31,000,000	3.88%, 05/15/2043	29,585,625
8,600,000	4.00%, 11/15/2042	8,363,500
5,890,000	4.25%, 11/15/2040(14)	6,001,128
		155,177,852
	U.S. Treasury Notes - 1.1%
20,000,000	0.25%, 06/30/2025(14)(15)	18,308,594
265,000	3.38%, 05/15/2033	252,578
34,560,000	3.63%, 03/31/2030	33,588,000
8,550,000	3.75%, 04/15/2026	8,365,641
20,000,000	3.75%, 05/31/2030	19,590,625
33,445,000	4.00%, 02/29/2028	33,124,921
5,775,000	4.00%, 06/30/2028	5,724,920
20,615,000	4.50%, 07/15/2026	20,605,337
10,330,000	4.75%, 07/31/2025	10,306,192
		149,866,808
	Total U.S. Government Securities (cost $325,941,231)	$ 305,044,660
COMMON STOCKS - 44.1%
	Banks - 3.8%
1,135,952	JP Morgan Chase & Co.	$ 179,434,978
715,896	M&T Bank Corp.	100,125,214
6,085,162	New York Community Bancorp, Inc.	84,401,197
3,896,724	Regions Financial Corp.	79,376,268
795,403	Royal Bank of Canada	78,855,674
		522,193,331
	Capital Goods - 4.3%
332,032	Eaton Corp. PLC	68,172,811
939,386	Emerson Electric Co.	85,812,911
502,433	General Dynamics Corp.	112,333,970
274,894	Honeywell International, Inc.	53,365,172
1,153,153	Johnson Controls International PLC	80,201,791
276,680	L3Harris Technologies, Inc.	52,428,093
687,385	RTX Corp.	60,441,763
413,676	Siemens AG	70,507,826
		583,264,337
	Consumer Discretionary Distribution & Retail - 1.7%
278,880	Home Depot, Inc.	93,101,299
Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.1% - (continued)
	Consumer Discretionary Distribution & Retail - 1.7% - (continued)
1,086,202	LKQ Corp.	$ 59,513,007
879,558	TJX Cos., Inc.	76,108,154
		228,722,460
	Consumer Services - 0.4%
362,186	Darden Restaurants, Inc.	61,180,459
	Energy - 3.6%
1,458,973	ConocoPhillips	171,750,302
3,448,599	Coterra Energy, Inc.	94,974,416
1,104,365	EOG Resources, Inc.	146,361,493
620,554	Phillips 66	69,222,799
276,281	TC Energy Corp.	9,901,824
		492,210,834
	Equity Real Estate Investment Trusts (REITs) - 3.1%
849,402	Crown Castle, Inc. REIT	91,981,743
2,082,524	Gaming & Leisure Properties, Inc. REIT	98,836,589
3,594,758	Host Hotels & Resorts, Inc. REIT	66,143,547
959,279	Welltower, Inc. REIT	78,804,770
2,446,332	Weyerhaeuser Co. REIT	83,322,068
		419,088,717
	Financial Services - 3.7%
1,171,359	Ares Management Corp. Class A	116,222,240
568,568	Blackstone, Inc.	59,580,241
2,635,515	Equitable Holdings, Inc.	75,612,925
1,025,304	Fidelity National Information Services, Inc.	61,907,856
227,215	Goldman Sachs Group, Inc.	80,859,002
1,169,383	Morgan Stanley	107,068,707
		501,250,971
	Food, Beverage & Tobacco - 3.2%
1,020,742	Archer-Daniels-Midland Co.	86,722,240
1,012,789	Kellogg Co.	67,745,456
2,422,369	Keurig Dr Pepper, Inc.	82,384,770
717,351	Mondelez International, Inc. Class A	53,177,230
1,388,511	Philip Morris International, Inc.	138,462,317
		428,492,013
	Health Care Equipment & Services - 0.9%
661,249	CVS Health Corp.	49,388,688
814,197	Medtronic PLC	71,453,928
		120,842,616
	Household & Personal Products - 0.9%
2,260,205	Unilever PLC ADR	121,440,815
	Insurance - 1.9%
1,290,545	American International Group, Inc.	77,794,053
276,388	Chubb Ltd.	56,496,471
2,073,699	MetLife, Inc.	130,580,826
		264,871,350
	Materials - 2.0%
2,957,912	Barrick Gold Corp.	51,142,299
894,015	LyondellBasell Industries NV Class A	88,382,323
410,959	PPG Industries, Inc.	59,137,000
1,129,924	Rio Tinto PLC ADR	75,196,442
		273,858,064
	Media & Entertainment - 0.6%
1,881,901	Comcast Corp. Class A	85,174,839
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
1,460,977	AstraZeneca PLC ADR	104,752,051

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5% - (continued)
1,180,750	Gilead Sciences, Inc.	$ 89,902,305
1,101,301	Johnson & Johnson	184,500,957
1,820,793	Merck & Co., Inc.	194,187,573
6,078,901	Pfizer, Inc.	219,205,170
270,446	Roche Holding AG	83,852,145
		876,400,201
	Semiconductors & Semiconductor Equipment - 2.0%
306,156	Analog Devices, Inc.	61,087,306
65,998	Broadcom, Inc.	59,309,103
354,707	NXP Semiconductors NV	79,092,567
564,047	QUALCOMM, Inc.	74,550,092
		274,039,068
	Technology Hardware & Equipment - 1.6%
2,487,262	Cisco Systems, Inc.	129,437,114
2,467,415	Corning, Inc.	83,744,065
		213,181,179
	Transportation - 0.5%
512,228	Canadian National Railway Co.	62,089,655
	Utilities - 3.4%
1,115,623	American Electric Power Co., Inc.	94,537,893
2,755,829	Exelon Corp.	115,359,002
1,303,250	NextEra Energy, Inc.	95,528,225
654,681	Sempra Energy	97,560,563
824,453	Southern Co.	59,640,930
		462,626,613
	Total Common Stocks (cost $4,725,173,905)	$ 5,990,927,522
PREFERRED STOCKS - 0.2%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(6)	$ 13,867,700
	Financial Services - 0.1%
589,831	Charles Schwab Corp. Series J, 4.45%(3)(6)	11,631,467
	Total Preferred Stocks (cost $33,995,775)	$ 25,499,167
	Total Long-Term Investments (cost $12,690,548,104)	$ 13,327,543,270
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 29,714,025	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $29,718,383; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $30,308,359	$ 29,714,025
	Securities Lending Collateral - 0.5%
9,478,084	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(16)	9,478,084
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
31,593,614	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(16)		$ 31,593,614
9,478,084	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(16)		9,478,084
9,478,084	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(16)		9,478,084
			60,027,866
	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bills - 0.2%
$ 135,000	4.63%, 08/10/2023(17)		134,829
16,595,000	4.68%, 08/10/2023(17)		16,573,746
4,155,000	5.17%, 08/31/2023(17)		4,136,846
10,390,000	5.18%, 08/31/2023(17)		10,344,501
			31,189,922
	Total Short-Term Investments (cost $120,931,813)		$ 120,931,813
	Total Investments (cost $12,811,479,917)	99.1%	$ 13,448,475,083
	Other Assets and Liabilities	0.9%	122,215,376
	Total Net Assets	100.0%	$ 13,570,690,459
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is a zero-coupon bond.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $1,644,172,841, representing 12.1% of net assets.
(3)	Represents entire or partial securities on loan.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $257,569,152, representing 1.9% of net assets.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $10,239,567.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2023, the market value of securities pledged was $7,598,066.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	14	09/07/2023	$ 1,617,035	$ (6,622)
U.S. Treasury 2-Year Note Future	2,074	09/29/2023	421,086,812	(6,343,633)
U.S. Treasury Long Bond Future	5	09/20/2023	622,188	(69)
U.S. Treasury Ultra Bond Future	1,697	09/20/2023	224,375,219	(5,005,449)
Total				$ (11,355,773)
Short position contracts:
Euro BUXL 30-Year Bond Future	9	09/07/2023	$ 1,331,737	$ 9,530
Euro-BOBL Future	33	09/07/2023	4,204,896	21,013
Euro-BUND Future	57	09/07/2023	8,335,312	63,317
U.S. Treasury 5-Year Note Future	809	09/29/2023	86,417,633	229,028
U.S. Treasury 10-Year Note Future	1,362	09/20/2023	151,735,313	2,555,219
U.S. Treasury 10-Year Ultra Future	3,311	09/20/2023	387,335,266	8,196,603
Total				$ 11,074,710
Total futures contracts				$ (281,063)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	27,260,000	(1.00%)		06/20/2028		Quarterly		$ 1,721,738		$ —		$ 1,001,731		$ (720,007)
Sell protection:
CDX.NA.HY.S40.V1	USD	500,000	5.00%		06/20/2028		Quarterly		$ 1,154		$ —		$ 20,904		$ 19,750
CDX.NA.IG.35.V1	USD	148,065,000	1.00%		12/20/2025		Quarterly		1,602,954		—		2,309,835		706,881
CDX.NA.IGS.38.V1	USD	159,660,000	1.00%		06/20/2027		Quarterly		1,043,329		—		2,828,581		1,785,252
Total										$ 2,647,437		$ —		$ 5,159,320		$ 2,511,883
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023 – (continued)
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	6,290,000	1.00%		06/20/2028		Quarterly		$ —		$ (1,003,834)		$ (682,985)		$ 320,849
Total									$ —		$ (1,003,834)		$ (682,985)		$ 320,849
Total centrally cleared credit default swap contracts										$ 4,369,175		$ (1,003,834)		$ 5,478,066		$ 2,112,725

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
87,000	EUR	96,500	USD	SCB	08/31/2023	$ (687)
88,000	EUR	97,750	USD	CBK	08/31/2023	(837)
922,000	EUR	1,020,732	USD	JPM	08/31/2023	(5,342)
891,000	EUR	988,105	USD	SSG	08/31/2023	(6,855)
170,000	EUR	191,493	USD	MSC	09/20/2023	(4,105)
177,000	EUR	199,514	USD	UBS	09/20/2023	(4,410)
434,000	EUR	484,339	USD	BCLY	09/20/2023	(5,947)
243,950,000	KZT	524,849	USD	GSC	01/22/2024	1,995
243,950,000	KZT	523,161	USD	DEUT	01/26/2024	3,211
1,240,766	USD	6,023,000	BRL	GSC	09/05/2023	(24,456)
2,543,797	USD	2,098,718,000	CLP	MSC	09/20/2023	55,921
527,399	USD	436,502,000	CLP	BNP	09/20/2023	9,958
267,048	USD	220,341,000	CLP	GSC	09/20/2023	5,850
22,563,074	USD	20,351,000	EUR	DEUT	08/31/2023	150,714
154,393	USD	140,000	EUR	SSG	08/31/2023	212
179,178	USD	163,000	EUR	BNP	09/20/2023	(495)
88,762	USD	81,000	EUR	MSC	09/20/2023	(523)
113,966	USD	104,000	EUR	NWM	09/20/2023	(671)
455,404	USD	415,000	EUR	JPM	09/20/2023	(2,044)
1,610,721	USD	1,470,000	EUR	SSG	09/20/2023	(9,638)
19,432,847	USD	18,032,000	EUR	DEUT	09/20/2023	(443,561)
2,521,907	USD	43,831,000	MXN	UBS	09/20/2023	(71,121)
935,164	USD	3,440,000	PEN	BOA	09/20/2023	(15,778)
1,108,701	USD	5,155,000	RON	GSC	09/20/2023	(38,585)
1,210,862	USD	23,490,000	ZAR	CBK	09/20/2023	(96,446)
Total foreign currency contracts						$ (503,640)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 6,605,201	$ —	$ 6,605,201	$ —
Corporate Bonds	6,455,424,039	—	6,455,424,039	—
Foreign Government Obligations	481,064,244	—	481,064,244	—
Municipal Bonds	51,315,514	—	51,315,514	—
Senior Floating Rate Interests	11,662,923	—	11,662,923	—
U.S. Government Securities	305,044,660	—	305,044,660	—
Common Stocks
Banks	522,193,331	522,193,331	—	—
Capital Goods	583,264,337	512,756,511	70,507,826	—
Consumer Discretionary Distribution & Retail	228,722,460	228,722,460	—	—
Consumer Services	61,180,459	61,180,459	—	—
Energy	492,210,834	492,210,834	—	—
Equity Real Estate Investment Trusts (REITs)	419,088,717	419,088,717	—	—
Financial Services	501,250,971	501,250,971	—	—
Food, Beverage & Tobacco	428,492,013	428,492,013	—	—
Health Care Equipment & Services	120,842,616	120,842,616	—	—
Household & Personal Products	121,440,815	121,440,815	—	—
Insurance	264,871,350	264,871,350	—	—
Materials	273,858,064	273,858,064	—	—
Media & Entertainment	85,174,839	85,174,839	—	—
Pharmaceuticals, Biotechnology & Life Sciences	876,400,201	792,548,056	83,852,145	—
Semiconductors & Semiconductor Equipment	274,039,068	274,039,068	—	—
Technology Hardware & Equipment	213,181,179	213,181,179	—	—
Transportation	62,089,655	62,089,655	—	—
Utilities	462,626,613	462,626,613	—	—
Preferred Stocks	25,499,167	25,499,167	—	—
Short-Term Investments	120,931,813	60,027,866	60,903,947	—
Foreign Currency Contracts(2)	227,861	—	227,861	—
Futures Contracts(2)	11,074,710	11,074,710	—	—
Swaps - Credit Default(2)	2,832,732	—	2,832,732	—
Total	$ 13,462,610,386	$ 5,933,169,294	$ 7,529,441,092	$ —
Liabilities
Foreign Currency Contracts(2)	$ (731,501)	$ —	$ (731,501)	$ —
Futures Contracts(2)	(11,355,773)	(11,355,773)	—	—
Swaps - Credit Default(2)	(720,007)	—	(720,007)	—
Total	$ (12,807,281)	$ (11,355,773)	$ (1,451,508)	$ —

(1)	For the period ended July 31, 2023, investments valued at $296,400 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
26

Hartford AARP Balanced Retirement Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.7%
	Asset-Backed - Automobile - 0.4%
$ 110,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 108,851
150,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	147,984
		256,835
	Asset-Backed - Finance & Insurance - 0.2%
190,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	168,399
	Commercial Mortgage-Backed Securities - 6.1%
	Benchmark Mortgage Trust
856,805	0.47%, 07/15/2051(2)(3)	13,848
3,008,853	1.19%, 03/15/2062(2)(3)	146,270
99,439	1.79%, 07/15/2053(2)(3)	7,067
40,000	BFLD Trust 7.39%, 11/15/2028, 1 mo. USD Term SOFR + 2.16%(1)(4)	39,839
	BX Commercial Mortgage Trust
153,000	6.79%, 10/15/2036, 1 mo. USD Term SOFR + 1.56%(1)(4)	151,652
127,500	7.34%, 10/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(4)	125,735
	BX Trust
100,000	6.30%, 10/13/2027(1)	98,367
100,000	6.79%, 10/13/2027(1)	93,265
	CD Mortgage Trust
2,719,109	0.96%, 02/10/2050(2)(3)	69,440
295,018	2.46%, 08/10/2049	270,383
359,977	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	346,097
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	334,416
200,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	148,937
1,484,731	DBGS Mortgage Trust 0.20%, 10/15/2051(2)(3)	12,394
	DBJPM Mortgage Trust
1,486,981	1.43%, 08/10/2049(2)(3)	48,567
1,842,150	1.71%, 09/15/2053(2)(3)	114,783
	GS Mortgage Securities Trust
350,000	3.44%, 11/10/2049(3)	324,016
400,043	4.11%, 07/10/2051(3)	383,475
210,000	Hudson Yards Mortgage Trust 3.44%, 07/10/2039(1)(3)	163,501
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	13,534
2,166,792	JPMDB Commercial Mortgage Securities Trust 0.61%, 06/15/2051(2)(3)	44,803
	Morgan Stanley Capital I Trust
827,910	0.80%, 07/15/2051(2)(3)	25,023
269,333	1.32%, 06/15/2050(2)(3)	8,551
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	55,486
	Starwood Trust
220,000	6.36%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	212,901
80,000	6.71%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	76,918
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	358,452
15,000	4.15%, 05/15/2048(3)	12,360
	Wells Fargo NA
828,470	0.44%, 08/15/2061(2)(3)	14,949
2,899,742	0.89%, 05/15/2062(2)(3)	115,436
2,711,313	0.94%, 08/15/2061(2)(3)	118,817
2,629,636	1.22%, 03/15/2063(2)(3)	151,354
1,702,303	1.76%, 03/15/2063(2)(3)	158,566
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.7% - (continued)
	Commercial Mortgage-Backed Securities - 6.1% - (continued)
$ 65,000	2.34%, 03/15/2063	$ 46,527
145,000	4.83%, 08/15/2055(3)	133,365
		4,439,094
	Other Asset-Backed Securities - 5.2%
250,000	AGL CLO Ltd. 7.85%, 07/21/2036, 3 mo. USD Term SOFR + 2.60%(1)(4)	250,704
60,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	59,246
250,000	Bain Capital Credit CLO Ltd. 7.76%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	244,305
	Carlyle Global Market Strategies CLO Ltd.
250,000	7.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	245,919
250,000	7.37%, 04/17/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	241,369
250,000	Carlyle U.S. CLO Ltd. 7.91%, 07/20/2035, 3 mo. USD Term SOFR + 2.60%(1)(4)	250,637
75,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	75,138
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	83,723
	Domino's Pizza Master Issuer LLC
83,087	2.66%, 04/25/2051(1)	70,279
142,875	4.12%, 07/25/2048(1)	135,537
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	107,659
210,000	3.02%, 10/19/2037(1)	190,712
	Hotwire Funding LLC
40,000	2.31%, 11/20/2051(1)	35,103
60,000	5.69%, 05/20/2053(1)	58,640
250,000	Madison Park Funding XXXI Ltd. 7.31%, 01/23/2031, 3 mo. USD Term SOFR + 1.96%(1)(4)	246,216
250,000	Octagon Investment Partners 31 Ltd. 7.64%, 07/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	243,765
250,000	Octagon Investment Partners 37 Ltd. 7.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.01%(1)(4)	243,414
275,000	Octagon Investment Partners 48 Ltd. 7.64%, 10/20/2034, 3 mo. USD Term SOFR + 2.31%(1)(4)	269,071
190,000	Progress Residential Trust 5.20%, 07/20/2039(1)	181,550
250,000	Race Point VIII CLO Ltd. 7.43%, 02/20/2030, 3 mo. USD LIBOR + 2.05%(1)(4)	241,799
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	88,174
30,000	1.89%, 08/25/2045(1)	27,141
25,000	Summit Issuer LLC 5.60%, 02/20/2053(1)	23,997
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	117,045
24,021	3.19%, 07/15/2044(1)	23,219
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	53,498
		3,807,860
	Whole Loan Collateral CMO - 1.8%
7,038	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(3)	6,719
19,501	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	17,738
10,215	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	9,543
75,000	Connecticut Avenue Securities Trust 6.77%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	75,188
89,573	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(3)	84,899

27

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.7% - (continued)
	Whole Loan Collateral CMO - 1.8% - (continued)
	GS Mortgage-Backed Securities Corp. Trust
$ 93,495	2.75%, 06/25/2051(1)(3)	$ 70,029
431,502	2.78%, 05/25/2051(1)(3)	310,211
187,564	3.27%, 03/27/2051(1)(3)	146,988
310,911	JP Morgan Mortgage Trust 4.02%, 11/25/2050(1)(3)	255,832
10,533	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	10,188
	New Residential Mortgage Loan Trust
28,714	3.25%, 09/25/2056(1)(3)	25,972
27,188	3.50%, 12/25/2057(1)(3)	25,371
24,471	3.75%, 11/25/2056(1)(3)	22,323
	Seasoned Credit Risk Transfer Trust
16,153	2.50%, 08/25/2059	14,590
8,500	3.50%, 10/25/2058	7,678
40,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	39,290
	Verus Securitization Trust
8,292	3.14%, 11/25/2059(1)(3)	8,001
95,456	4.47%, 04/25/2067(1)(5)	91,362
54,208	Wells Fargo Mortgage-Backed Securities Trust 3.00%, 07/25/2050(1)(3)	44,615
		1,266,537
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,782,745)	$ 9,938,725
CORPORATE BONDS - 16.8%
	Aerospace/Defense - 0.4%
	Boeing Co.
10,000	3.25%, 02/01/2035	$ 8,145
75,000	3.63%, 02/01/2031	67,869
20,000	3.95%, 08/01/2059	14,716
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	120,154
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	92,583
25,000	RTX Corp. 4.45%, 11/16/2038	22,740
		326,207
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,836
35,000	3.88%, 09/16/2046	24,951
90,000	4.80%, 02/14/2029	87,736
		121,523
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,055
120,000	6.75%, 04/01/2046	122,097
		127,152
	Auto Parts & Equipment - 0.1%
112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	111,920
	Biotechnology - 0.2%
	Amgen, Inc.
38,000	5.15%, 11/15/2041	36,245
60,000	5.25%, 03/02/2030	60,344
35,000	Illumina, Inc. 5.75%, 12/13/2027	35,098
5,000	Royalty Pharma PLC 1.75%, 09/02/2027	4,344
		136,031
	Chemicals - 0.5%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,081
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,359
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Chemicals - 0.5% - (continued)
$ 115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	$ 113,875
145,000	Huntsman International LLC 4.50%, 05/01/2029	134,557
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	74,146
		337,018
	Commercial Banks - 1.1%
250,000	Bank of America Corp. 6.11%, 01/29/2037	263,001
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter)(6)	55,594
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(6)	247,893
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 6 mo. USD SOFR + 1.85% thereafter)(6)	64,054
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	17,104
180,000	4.90%, 11/17/2045	157,989
		805,635
	Commercial Services - 0.4%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,293
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,444
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,075
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	12,720
10,000	3.20%, 08/15/2029	8,806
125,000	Service Corp. International 4.63%, 12/15/2027	118,437
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	114,294
		283,069
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	50,188
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,450
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	98,382
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	54,746
		211,766
	Distribution/Wholesale - 0.2%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	114,536
30,000	LKQ Corp. 5.75%, 06/15/2028(1)	29,819
		144,355
	Diversified Financial Services - 0.5%
100,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	66,789
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,604
100,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	101,370
125,000	Radian Group, Inc. 6.63%, 03/15/2025	124,793
		332,556
	Electric - 1.4%
135,000	Ameren Corp. 3.50%, 01/15/2031	120,452
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	36,432
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	111,312
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,405
115,000	Exelon Corp. 5.10%, 06/15/2045	107,509
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,033
45,000	Florida Power & Light Co. 5.10%, 04/01/2033	45,508
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,163
75,000	New England Power Co. 2.81%, 10/06/2050(1)	47,020
120,000	NextEra Energy Operating Partners LP 4.50%, 09/15/2027(1)	112,404

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Electric - 1.4% - (continued)
$ 30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	$ 26,488
100,000	Pacific Gas & Electric Co. 5.90%, 06/15/2032	96,879
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	13,564
5,000	Sempra 4.00%, 02/01/2048	3,891
125,000	Southern California Edison Co. 5.95%, 11/01/2032	130,876
125,000	Southern Co. 4.40%, 07/01/2046	106,275
		989,211
	Electrical Components & Equipment - 0.2%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	122,345
	Electronics - 0.3%
100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	87,931
150,000	Jabil, Inc. 3.60%, 01/15/2030	134,877
		222,808
	Energy-Alternate Sources - 0.1%
70,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	61,770
	Entertainment - 0.1%
51,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	51,510
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	15,070
	Food - 0.4%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	94,380
75,000	Kellogg Co. 4.50%, 04/01/2046	66,441
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	23,960
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	105,803
		290,584
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	84,196
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	23,119
	Revvity, Inc.
50,000	2.55%, 03/15/2031	41,047
45,000	3.30%, 09/15/2029	40,321
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	114,934
		219,421
	Healthcare - Services - 0.4%
100,000	Centene Corp. 2.45%, 07/15/2028	86,055
	HCA, Inc.
120,000	5.13%, 06/15/2039	110,740
115,000	5.88%, 02/01/2029	115,983
		312,778
	Home Builders - 0.2%
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	118,122
	Insurance - 0.4%
100,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	91,971
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	74,066
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	44,510
100,000	Unum Group 5.75%, 08/15/2042	91,342
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,365
		319,254
	Internet - 0.4%
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(1)	119,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Internet - 0.4% - (continued)
$ 95,000	Meta Platforms, Inc. 4.80%, 05/15/2030	$ 95,253
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	92,442
		307,070
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	115,860
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	46,223
		162,083
	Media - 0.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	108,365
110,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	102,504
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	4,865
15,000	Discovery Communications LLC 5.30%, 05/15/2049	12,435
140,000	Fox Corp. 3.50%, 04/08/2030	125,587
120,000	Paramount Global 5.85%, 09/01/2043	100,398
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	109,179
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	34,800
		598,133
	Oil & Gas - 0.8%
135,000	Apache Corp. 4.25%, 01/15/2030	122,408
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,178
91,000	Devon Energy Corp. 4.50%, 01/15/2030	86,085
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	145,685
	Hess Corp.
135,000	5.60%, 02/15/2041	128,670
5,000	7.30%, 08/15/2031	5,505
30,000	Ovintiv, Inc. 5.65%, 05/15/2028	29,731
85,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	81,600
		609,862
	Packaging & Containers - 0.6%
50,000	Amcor Finance USA, Inc. 5.63%, 05/26/2033	49,848
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	121,937
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	114,020
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	60,977
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	113,597
		460,379
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,756
115,000	4.75%, 03/15/2045	104,678
125,000	Becton Dickinson & Co. 2.82%, 05/20/2030	109,079
50,000	CVS Health Corp. 3.75%, 04/01/2030	45,677
100,000	Zoetis, Inc. 4.70%, 02/01/2043	92,230
		356,420
	Pipelines - 1.7%
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	113,743
125,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	116,265
	Energy Transfer LP
125,000	5.25%, 04/15/2029	123,785
10,000	5.30%, 04/01/2044	8,709
10,000	5.35%, 05/15/2045	8,720
	MPLX LP
20,000	4.00%, 03/15/2028	18,874
15,000	4.13%, 03/01/2027	14,408
90,000	4.80%, 02/15/2029	87,281

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Pipelines - 1.7% - (continued)
$ 5,000	5.20%, 03/01/2047	$ 4,430
5,000	5.20%, 12/01/2047	4,394
5,000	5.50%, 02/15/2049	4,555
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,735
110,000	4.35%, 03/15/2029	102,648
10,000	5.85%, 01/15/2026	10,072
80,000	Sempra Global 3.25%, 01/15/2032(1)	64,753
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	125,591
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	129,515
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	22,186
110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	95,249
10,000	Western Midstream Operating LP 6.15%, 04/01/2033	10,141
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	137,431
		1,207,485
	Real Estate Investment Trusts - 1.1%
135,000	American Tower Corp. 3.80%, 08/15/2029	123,548
150,000	Brixmor Operating Partnership LP 4.05%, 07/01/2030	136,315
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	123,056
155,000	Equinix, Inc. 2.15%, 07/15/2030	125,481
140,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	137,021
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,628
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	23,813
50,000	VICI Properties LP 4.95%, 02/15/2030	47,302
125,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	114,222
		835,386
	Retail - 0.9%
125,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	115,497
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	119,769
5,000	3.80%, 01/25/2050(1)	3,587
135,000	Dollar General Corp. 3.50%, 04/03/2030	121,511
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	31,236
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	7,686
100,000	4.38%, 09/15/2045	83,440
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,682
15,000	4.20%, 04/01/2050	12,817
65,000	4.45%, 09/01/2048	58,193
100,000	Starbucks Corp. 4.45%, 08/15/2049	87,851
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	32,645
		679,914
	Semiconductors - 0.4%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	30,622
65,000	3.19%, 11/15/2036(1)	49,101
25,000	4.30%, 11/15/2032	22,790
100,000	Entegris Escrow Corp. 5.95%, 06/15/2030(1)(7)	95,717
	NXP BV/NXP Funding LLC/NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,620
100,000	4.30%, 06/18/2029	94,349
		297,199
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Software - 0.4%
$ 35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	$ 32,025
30,000	Oracle Corp. 2.95%, 04/01/2030	26,107
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	114,717
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	115,436
		288,285
	Telecommunications - 0.9%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	28,195
10,000	4.50%, 03/09/2048	8,171
100,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	118,295
200,000	NBN Co. Ltd. 2.50%, 01/08/2032(1)	161,656
160,000	Nokia Oyj 6.63%, 05/15/2039	155,396
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	42,357
105,000	4.38%, 04/15/2040	92,535
3,000	4.50%, 04/15/2050	2,556
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	3,961
65,000	4.13%, 08/15/2046	52,632
	Vodafone Group PLC
5,000	4.25%, 09/17/2050	3,973
6,000	4.38%, 02/19/2043	4,997
		674,724
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 07/01/2027(1)	42,646
	Total Corporate Bonds (cost $14,452,555)	$ 12,263,887
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
25,000	Chicago O'Hare International Airport, IL, Rev 3.01%, 01/01/2038	$ 19,590
	Development - 0.0%
15,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.19%, 03/01/2040	10,975
	General - 0.4%
235,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.40%, 12/01/2032	207,734
80,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	62,305
40,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	42,116
		312,155
	Tobacco - 0.1%
100,000	Golden State Tobacco Securitization Corp., CA, Rev, ( ST APPROP Insured) 2.25%, 06/01/2029	85,070
	Transportation - 0.1%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	27,480
	Total Municipal Bonds (cost $531,915)	$ 455,270
U.S. GOVERNMENT AGENCIES - 8.0%
	Mortgage-Backed Agencies - 8.0%
	Federal Home Loan Mortgage Corp. - 4.1%
4,103,389	0.07%, 10/25/2026(2)(3)	$ 9,697
961,393	0.22%, 11/25/2023(2)(3)	301
687,796	0.60%, 03/25/2027(2)(3)	12,499

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.0% - (continued)
	Mortgage-Backed Agencies - 8.0% - (continued)
	Federal Home Loan Mortgage Corp. - 4.1% - (continued)
$ 117,785	1.12%, 01/25/2030(2)(3)	$ 6,641
2,118,424	1.12%, 06/25/2030(2)(3)	128,512
548,712	1.33%, 06/25/2030(2)(3)	38,973
1,779,487	1.38%, 06/25/2030(2)(3)	124,170
1,048,914	1.42%, 07/25/2030(2)(3)	78,604
96,695	1.50%, 01/01/2036	83,286
9,137	1.50%, 10/15/2042	7,994
275,000	1.66%, 12/25/2030	223,345
5,421	1.70%, 10/15/2039	5,259
202,379	2.00%, 12/01/2035	179,047
275,000	2.11%, 01/25/2031	230,596
375,000	2.15%, 10/25/2031(3)	311,100
23,727	2.50%, 12/15/2042	21,088
370,886	2.50%, 09/01/2050	314,437
430,432	3.00%, 08/01/2051	378,799
290,449	3.50%, 10/01/2051	264,439
281,599	4.50%, 07/01/2052	269,613
279,195	4.50%, 09/01/2052	267,319
		2,955,719
	Federal National Mortgage Association - 3.9%
331,022	1.16%, 06/25/2034(2)(3)	23,260
13,188	1.50%, 08/25/2041	12,069
5,568	1.50%, 11/25/2042	4,905
6,444	1.70%, 06/25/2043	6,144
4,614	1.75%, 01/25/2040	4,421
400,000	2.00%, 11/25/2040	274,257
11,178	2.00%, 06/25/2043	10,093
600,429	2.00%, 07/01/2051	488,764
611,204	2.00%, 11/01/2051	495,347
115,356	2.50%, 03/01/2036	105,155
22,648	2.50%, 09/25/2049	20,348
382,306	2.50%, 05/01/2051	324,125
180,231	2.50%, 06/01/2051	154,147
8,878	2.50%, 03/25/2053	7,989
179,600	3.00%, 12/01/2051	157,611
152,164	3.50%, 07/01/2051	139,498
22,629	3.50%, 04/25/2053	21,728
41,242	4.00%, 08/01/2049	39,024
350,403	4.00%, 05/01/2052	327,267
254,922	4.00%, 06/01/2052	238,089
		2,854,241
	Government National Mortgage Association - 0.0%
2,396	1.50%, 04/16/2040	2,368
	Total U.S. Government Agencies (cost $6,079,886)	$ 5,812,328
U.S. GOVERNMENT SECURITIES - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bonds - 2.5%
140,000	3.13%, 08/15/2044(8)	$ 118,207
225,000	3.25%, 05/15/2042	196,488
1,360,000	3.63%, 02/15/2044(8)	1,244,825
260,000	3.75%, 11/15/2043	242,603
		1,802,123
	U.S. Treasury Notes - 0.4%
290,000	2.63%, 04/15/2025	278,502
	Total U.S. Government Securities (cost $2,910,936)	$ 2,080,625
Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.3%
	Banks - 0.7%
5,212	Bank of Nova Scotia	$ 262,476
1,724	PNC Financial Services Group, Inc.	235,999
		498,475
	Capital Goods - 2.9%
11,422	Assa Abloy AB Class B	274,618
38,239	BAE Systems PLC	457,302
7,339	Kone Oyj Class B	376,438
712	Northrop Grumman Corp.	316,840
3,806	RTX Corp.	334,661
2,646	Vinci SA	310,766
218	WillScot Mobile Mini Holdings Corp.*	10,453
		2,081,078
	Commercial & Professional Services - 0.9%
1,225	Automatic Data Processing, Inc.	302,894
10,058	Experian PLC	388,697
		691,591
	Consumer Discretionary Distribution & Retail - 0.6%
5,105	TJX Cos., Inc.	441,736
	Consumer Durables & Apparel - 0.6%
163	Berkeley Group Holdings PLC	9,089
3,555	NIKE, Inc. Class B	392,436
636	Sekisui House Ltd.	12,975
		414,500
	Consumer Services - 1.1%
8,578	Compass Group PLC	223,179
150	Hyatt Hotels Corp. Class A	18,953
1,801	McDonald's Corp.	528,053
513	Oriental Land Co. Ltd.	19,675
280	Whitbread PLC	12,578
87	Wynn Resorts Ltd.	9,481
		811,919
	Energy - 5.3%
1,089	ARC Resources Ltd.	16,451
51,116	BP PLC	317,147
361	BP PLC ADR	13,465
7,243	Cenovus Energy, Inc.	137,762
872	Chesapeake Energy Corp.	73,544
3,787	ConocoPhillips	445,806
4,947	Coterra Energy, Inc.	136,240
907	Diamondback Energy, Inc.	133,619
3,260	Enbridge, Inc.	119,853
937	EOG Resources, Inc.	124,181
769	EQT Corp.	32,436
4,224	Equinor ASA	129,206
340	Exxon Mobil Corp.	36,462
1,533	LUKOIL PJSC ADR*(9)	—
1,476	Marathon Petroleum Corp.	196,337
13,297	Petroleo Brasileiro SA	97,884
1,242	Phillips 66	138,545
471	Pioneer Natural Resources Co.	106,291
2,532	Schlumberger NV	147,717
16,667	Shell PLC	505,139
86	Shell PLC ADR	5,300
1,568	Targa Resources Corp.	128,560
719	TC Energy Corp.	25,769
2,944	Tenaris SA	48,285
10,650	TotalEnergies SE	647,057
133	TotalEnergies SE ADR	8,093
3,128	Williams Cos., Inc.	107,760
		3,878,909

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.3% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.9%
225	Agree Realty Corp. REIT	$ 14,575
405	American Assets Trust, Inc. REIT	9,112
576	American Homes 4 Rent Class A, REIT	21,588
1,401	American Tower Corp. REIT	266,624
284	AvalonBay Communities, Inc. REIT	53,577
383	Boardwalk REIT	19,027
1,267	Brixmor Property Group, Inc. REIT	28,812
937	CareTrust, Inc. REIT	19,480
9	Comforia Residential, Inc. REIT	21,546
376	CubeSmart REIT	16,303
108	EastGroup Properties, Inc. REIT	19,135
1,903	Empire State Realty Trust, Inc. Class A, REIT	17,032
87	Equinix, Inc. REIT	70,463
194	Gecina SA REIT	20,974
402	Getty Realty Corp. REIT	12,993
1,524	Goodman Group REIT	21,073
365	Iron Mountain, Inc. REIT	22,411
12	Japan Hotel Investment Corp. REIT	5,959
11,405	Keppel DC REIT	18,796
748	Klepierre SA REIT	19,855
2,134	Land Securities Group PLC REIT	17,722
10,648	NewRiver PLC REIT	11,342
441	Phillips Edison & Co., Inc. REIT	15,572
670	Plymouth Industrial, Inc. REIT	15,256
740	Prologis, Inc. REIT	92,315
1,066	Public Storage REIT	300,345
138	Ryman Hospitality Properties, Inc. REIT	13,150
11,379	Shaftesbury Capital PLC REIT	17,495
365	SL Green Realty Corp. REIT(10)	13,764
8,738	Stockland REIT	24,834
769	Tanger Factory Outlet Centers, Inc. REIT	18,002
995	UDR, Inc. REIT	40,676
251	Ventas, Inc. REIT	12,179
1,042	Veris Residential, Inc. REIT*	19,465
1,430	VICI Properties, Inc. REIT	45,016
529	Welltower, Inc. REIT	43,457
		1,399,925
	Financial Services - 0.8%
2,392	Visa, Inc. Class A	568,650
	Food, Beverage & Tobacco - 3.3%
2,409	Archer-Daniels-Midland Co.	204,669
2,075	Bunge Ltd.	225,490
5,327	Coca-Cola Co.	329,901
7,512	Diageo PLC	327,841
3,585	Heineken NV	350,905
1,925	Ingredion, Inc.	214,175
3,028	Nestle SA	370,988
1,929	PepsiCo, Inc.	361,610
		2,385,579
	Health Care Equipment & Services - 2.3%
2,963	Abbott Laboratories	329,871
23	HCA Healthcare, Inc.	6,274
3,349	Medtronic PLC	293,908
1,863	Stryker Corp.	527,993
972	UnitedHealth Group, Inc.	492,192
		1,650,238
	Household & Personal Products - 1.8%
5,010	Colgate-Palmolive Co.	382,063
2,901	Procter & Gamble Co.	453,426
6,352	Reckitt Benckiser Group PLC	475,841
		1,311,330
Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.3% - (continued)
	Insurance - 2.1%
48,217	AIA Group Ltd.	$ 482,398
10,049	AXA SA	308,895
2,156	Chubb Ltd.	440,708
1,583	Marsh & McLennan Cos., Inc.	298,269
		1,530,270
	Materials - 7.6%
8,722	Anglo American Platinum Ltd.	435,918
4,994	ArcelorMittal SA*	144,435
32,016	Barrick Gold Corp.	553,084
10,964	BlueScope Steel Ltd.	161,687
12,437	Canfor Corp.*	196,272
2,553	CF Industries Holdings, Inc.	209,550
24,371	Glencore PLC*	148,211
52,423	Impala Platinum Holdings Ltd.	378,655
1,323	Linde PLC	516,856
3,471	Louisiana-Pacific Corp.	264,247
12,643	Newmont Corp.	542,638
19,512	Norsk Hydro ASA	127,792
51,366	Northern Star Resources Ltd.	400,974
2,703	Nutrien Ltd.	186,267
5,878	OCI NV*	167,522
480	POSCO Holdings, Inc.	241,863
1,806	Rio Tinto Ltd.	143,008
224,419	Sibanye Stillwater Ltd.	426,488
1,370	Steel Dynamics, Inc.	146,015
8,981	Vale SA	131,351
		5,522,833
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
5,075	AstraZeneca PLC ADR	363,877
2,152	Johnson & Johnson	360,525
2,159	Merck KGaA	379,390
3,454	Novartis AG	361,624
1,062	Roche Holding AG	329,274
1,074	Zoetis, Inc.	202,009
		1,996,699
	Real Estate Management & Development - 0.3%
180	CBRE Group, Inc. Class A*	14,996
3,310	CK Asset Holdings Ltd.	19,168
2,700	Corp. Inmobiliaria Vesta SAB de CV	9,789
74	Corp. Inmobiliaria Vesta SAB de CV ADR	2,684
8,025	Emaar Properties PJSC	14,766
1,479	Mitsui Fudosan Co. Ltd.	30,386
764	Nomura Real Estate Holdings, Inc.	18,950
451	Sagax AB	10,015
740	Swire Pacific Ltd. Class A	6,186
1,688	TAG Immobilien AG*	18,974
2,820	Tokyu Fudosan Holdings Corp.	16,765
984	Tricon Residential, Inc.	9,249
57	VGP NV	6,085
3,600	Wharf Real Estate Investment Co. Ltd.	19,319
		197,332
	Semiconductors & Semiconductor Equipment - 0.5%
1,947	Texas Instruments, Inc.	350,460
	Software & Services - 1.9%
1,216	Accenture PLC Class A	384,682
1,935	Capgemini SE	350,658
1,945	Microsoft Corp.	653,364
		1,388,704
	Telecommunication Services - 0.5%
304	Cellnex Telecom SA*(1)	12,415

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.3% - (continued)
	Telecommunication Services - 0.5% - (continued)
179	JTOWER, Inc.*	$ 9,143
11,899	KDDI Corp.	350,208
		371,766
	Transportation - 0.9%
3,805	Canadian National Railway Co.	461,222
1,153	United Parcel Service, Inc. Class B	215,761
		676,983
	Utilities - 0.6%
847	AES Corp.	18,321
220	American Electric Power Co., Inc.	18,643
3,900	China Yangtze Power Co. Ltd. Class A	11,724
352	Duke Energy Corp.	32,954
350	Edison International	25,186
3,154	Enel SpA	21,747
2,777	Engie SA	45,558
703	Exelon Corp.	29,428
680	FirstEnergy Corp.	26,785
2,594	Iberdrola SA	32,377
1,808	National Grid PLC	23,965
521	NextEra Energy, Inc.	38,189
7,366	Power Grid Corp. of India Ltd.	23,849
375	RWE AG	16,140
163	Sempra Energy	24,290
410	Southern Co.	29,659
		418,815
	Total Common Stocks (cost $22,650,463)	$ 28,587,792
AFFILIATED INVESTMENT COMPANIES - 16.2%
	International/Global Equity Funds - 6.6%
88,185	Hartford Multifactor Developed Markets (ex-US) ETF	$ 2,395,987
106,343	Hartford Multifactor Emerging Markets ETF	2,398,364
	Total International/Global Equity Funds (cost $4,072,672)	$ 4,794,351
	Taxable Fixed Income Funds - 9.6%
704,157	The Hartford World Bond Fund, Class F	6,964,112
	Total Affiliated Investment Companies (cost $11,433,026)	$ 11,758,463
	Total Long-Term Investments (cost $68,841,526)	$ 70,897,090
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 249,386	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $249,423; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $254,429	$ 249,386
	Securities Lending Collateral - 0.0%
1,447	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(11)	1,447
4,826	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(11)	4,826
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
1,448	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(11)		$ 1,448
1,448	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(11)		1,448
			9,169
	Total Short-Term Investments (cost $258,555)		$ 258,555
	Total Investments Excluding Purchased Options (cost $69,100,081)	97.8%	$ 71,155,645
	Total Purchased Options (cost $266,199)	0.1%	$ 53,733
	Total Investments (cost $69,366,280)	97.9%	$ 71,209,378
	Other Assets and Liabilities	2.1%	1,531,231
	Total Net Assets	100.0%	$ 72,740,609
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $10,340,729, representing 14.2% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $182,279.
(9)	Investment valued using significant unobservable inputs.
(10)	Represents entire or partial securities on loan.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2023
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	60.00	USD	09/15/2023	458	USD	45,800	$ 2,748	$ 46,526	$ (43,778)
iShares MSCI EAFE ETF Option	65.00	USD	12/15/2023	307	USD	30,700	13,201	28,825	(15,624)
iShares MSCI Emerging Markets Option	35.00	USD	09/15/2023	580	USD	58,000	2,320	35,744	(33,424)
iShares MSCI Emerging Markets Option	36.00	USD	12/15/2023	366	USD	36,600	9,699	18,649	(8,950)
S&P 500 Index Option	3,450.00	USD	09/15/2023	13	USD	1,300	2,275	86,899	(84,624)
S&P 500 Index Option	3,900.00	USD	12/15/2023	9	USD	900	23,490	49,556	(26,066)
Total purchased exchange-traded option contracts							$ 53,733	$ 266,199	$ (212,466)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	20	09/29/2023	$ 4,060,625	$ (62,156)
U.S. Treasury 5-Year Note Future	14	09/29/2023	1,495,484	(15,917)
U.S. Treasury 10-Year Note Future	43	09/20/2023	4,790,469	(128,426)
U.S. Treasury Ultra Bond Future	4	09/20/2023	528,875	(10,992)
Total futures contracts				$ (217,491)

34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,069,935	USD	1,867,000	EUR	DEUT	08/31/2023	$ 13,826
3,227,147	USD	2,511,000	GBP	BCLY	08/31/2023	4,132
Total foreign currency contracts						$ 17,958
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
A summary of affiliate fund transactions for the period ended July 31, 2023 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,601,376	$ 1,596,817	$ 1,120,161	$ (27,436)	$ 345,391	$ 2,395,987	88,185	$ 94,549	$ —
Hartford Multifactor Emerging Markets ETF	2,726,461	767,716	1,688,395	38,079	554,503	2,398,364	106,343	157,905	—
Hartford Multifactor US Equity ETF	823,646	—	851,824	255,878	(227,700)	—	—	8,516	—
The Hartford World Bond Fund, Class F	7,818,058	213,384	1,179,794	(72,661)	185,125	6,964,112	704,157	108,255	—
Total	$12,969,541	$2,577,917	$4,840,174	$193,860	$857,319	$11,758,463	898,685	$369,225	$—
35

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,938,725	$ —	$ 9,938,725	$ —
Corporate Bonds	12,263,887	—	12,263,887	—
Municipal Bonds	455,270	—	455,270	—
U.S. Government Agencies	5,812,328	—	5,812,328	—
U.S. Government Securities	2,080,625	—	2,080,625	—
Common Stocks
Banks	498,475	498,475	—	—
Capital Goods	2,081,078	661,954	1,419,124	—
Commercial & Professional Services	691,591	302,894	388,697	—
Consumer Discretionary Distribution & Retail	441,736	441,736	—	—
Consumer Durables & Apparel	414,500	392,436	22,064	—
Consumer Services	811,919	556,487	255,432	—
Energy	3,878,909	2,278,698	1,600,211	—
Equity Real Estate Investment Trusts (REITs)	1,399,925	1,249,166	150,759	—
Financial Services	568,650	568,650	—	—
Food, Beverage & Tobacco	2,385,579	1,335,845	1,049,734	—
Health Care Equipment & Services	1,650,238	1,650,238	—	—
Household & Personal Products	1,311,330	835,489	475,841	—
Insurance	1,530,270	738,977	791,293	—
Materials	5,522,833	2,746,280	2,776,553	—
Pharmaceuticals, Biotechnology & Life Sciences	1,996,699	926,411	1,070,288	—
Real Estate Management & Development	197,332	36,718	160,614	—
Semiconductors & Semiconductor Equipment	350,460	350,460	—	—
Software & Services	1,388,704	1,038,046	350,658	—
Telecommunication Services	371,766	—	371,766	—
Transportation	676,983	676,983	—	—
Utilities	418,815	243,455	175,360	—
Affiliated Investment Companies	11,758,463	11,758,463	—	—
Short-Term Investments	258,555	9,169	249,386	—
Purchased Options	53,733	50,985	2,748	—
Foreign Currency Contracts(2)	17,958	—	17,958	—
Total	$ 71,227,336	$ 29,348,015	$ 41,879,321	$ —
Liabilities
Futures Contracts(2)	$ (217,491)	$ (217,491)	$ —	$ —
Total	$ (217,491)	$ (217,491)	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
36

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Automobiles & Components - 0.6%
88,800	Gentex Corp.	$ 2,981,904
557,376	Goodyear Tire & Rubber Co.*	8,962,606
335,525	Rivian Automotive, Inc.*	9,273,911
107,213	Visteon Corp.*	16,520,451
		37,738,872
	Banks - 2.8%
722,857	Bank of Nova Scotia	36,403,078
299,650	JP Morgan Chase & Co.	47,332,714
186,042	M&T Bank Corp.	26,019,834
2,433,408	New York Community Bancorp, Inc.	33,751,369
298,398	SouthState Corp.	23,176,573
		166,683,568
	Capital Goods - 9.0%
348,449	AerCap Holdings NV*	22,234,531
98,771	Airbus SE	14,548,970
173,876	AMETEK, Inc.	27,576,734
132,409	Axon Enterprise, Inc.*	24,618,805
122,029	Builders FirstSource, Inc.*	17,624,648
240,325	Curtiss-Wright Corp.	45,988,592
338,264	Fortune Brands Innovations, Inc.	24,040,422
130,612	HEICO Corp.	22,985,100
806,800	Hf Global, Inc.*(1)(2)	22,517,788
314,485	Honeywell International, Inc.	61,050,973
105,073	IDEX Corp.	23,726,534
139,385	John Bean Technologies Corp.	17,229,380
53,889	Lockheed Martin Corp.	24,054,433
154,997	Middleby Corp.*	23,536,294
133,450	Northrop Grumman Corp.	59,385,250
99,914	Snap-on, Inc.	27,220,570
94,672	Vicor Corp.*	8,735,385
598,274	Westinghouse Air Brake Technologies Corp.	70,859,573
		537,933,982
	Commercial & Professional Services - 2.1%
358,951	Copart, Inc.*	31,727,679
354,571	Genpact Ltd.	12,796,467
254,443	Leidos Holdings, Inc.	23,798,054
68,292	Paycom Software, Inc.	25,183,358
129,724	Verisk Analytics, Inc.	29,699,013
		123,204,571
	Consumer Discretionary Distribution & Retail - 5.0%
754,752	Amazon.com, Inc.*	100,895,247
10,089	AutoZone, Inc.*	25,038,073
420,765	Chewy, Inc. Class A*	14,263,934
70,759	Etsy, Inc.*	7,192,652
29,945	Floor & Decor Holdings, Inc. Class A*	3,439,183
1,006,858	LKQ Corp.	55,165,750
104,111	Ross Stores, Inc.	11,935,285
795,977	TJX Cos., Inc.	68,875,890
316,327	Tory Burch LLC*(1)(2)	13,744,394
		300,550,408
	Consumer Durables & Apparel - 2.6%
45,671	Deckers Outdoor Corp.*	24,830,866
70,025	Lululemon Athletica, Inc.*	26,506,563
607,177	NIKE, Inc. Class B	67,026,269
2,484	NVR, Inc.*	15,665,197
737,173	Steven Madden Ltd.	24,606,835
		158,635,730
	Consumer Services - 3.0%
227,822	Airbnb, Inc. Class A*	34,672,230
357,555	Aramark	14,434,495
6,948	Booking Holdings, Inc.*	20,641,119
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Consumer Services - 3.0% - (continued)
1,308,467	Denny's Corp.*	$ 15,387,572
148,532	DraftKings, Inc. Class A*	4,720,347
261,488	Las Vegas Sands Corp.*	15,639,597
186,566	McDonald's Corp.	54,701,151
284,492	Wyndham Hotels & Resorts, Inc.	22,167,617
		182,364,128
	Consumer Staples Distribution & Retail - 0.4%
518,270	U.S. Foods Holding Corp.*	22,145,677
	Energy - 2.6%
58,287	Cheniere Energy, Inc.	9,434,334
276,151	Chevron Corp.	45,194,873
156,767	Diamondback Energy, Inc.	23,094,914
858,339	Marathon Oil Corp.	22,548,565
164,212	Targa Resources Corp.	13,463,742
710,389	TotalEnergies SE ADR	43,227,171
		156,963,599
	Equity Real Estate Investment Trusts (REITs) - 2.3%
318,982	American Tower Corp. REIT	60,705,464
905,382	Brixmor Property Group, Inc. REIT	20,588,387
376,509	Gaming & Leisure Properties, Inc. REIT	17,869,117
934,094	VICI Properties, Inc. REIT	29,405,279
138,953	Welltower, Inc. REIT	11,414,989
		139,983,236
	Financial Services - 7.5%
526,752	American Express Co.	88,957,878
530,787	Bank of New York Mellon Corp.	24,076,498
35,255	BlackRock, Inc.	26,048,157
582,141	Block, Inc.*	46,879,815
82,008	Moody's Corp.	28,928,322
312,056	Morgan Stanley	28,571,847
207,779	T Rowe Price Group, Inc.	25,610,840
500,175	Tradeweb Markets, Inc. Class A	40,909,313
376,831	Visa, Inc. Class A	89,584,034
298,443	Voya Financial, Inc.	22,162,377
1,227,200	Western Union Co.	14,947,296
81,926	WEX, Inc.*	15,512,688
		452,189,065
	Food, Beverage & Tobacco - 4.5%
854,846	Coca-Cola Co.	52,940,613
293,695	General Mills, Inc.	21,950,764
401,540	Kraft Heinz Co.	14,527,717
174,434	Lamb Weston Holdings, Inc.	18,076,595
253,463	Monster Beverage Corp.*	14,571,588
328,793	PepsiCo, Inc.	61,635,536
574,915	Philip Morris International, Inc.	57,330,524
475,973	Tyson Foods, Inc. Class A	26,521,216
		267,554,553
	Health Care Equipment & Services - 9.2%
514,271	agilon health, Inc.*	9,848,290
80,815	Align Technology, Inc.*	30,539,180
276,863	Dexcom, Inc.*	34,486,055
33,310	Elevance Health, Inc.	15,709,995
78,459	Encompass Health Corp.	5,180,648
143,211	Hologic, Inc.*	11,373,818
122,408	Insulet Corp.*	33,876,414
435,148	Integra LifeSciences Holdings Corp.*	19,786,180
183,753	Intuitive Surgical, Inc.*	59,609,473
929,912	Medtronic PLC	81,609,077
69,592	Molina Healthcare, Inc.*	21,190,068
38,384	Shockwave Medical, Inc.*	10,002,870
182,801	Stryker Corp.	51,807,632

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Health Care Equipment & Services - 9.2% - (continued)
256,192	UnitedHealth Group, Inc.	$ 129,727,943
174,018	Veeva Systems, Inc. Class A*	35,537,956
		550,285,599
	Household & Personal Products - 1.9%
761,624	Colgate-Palmolive Co.	58,081,446
362,381	Procter & Gamble Co.	56,640,151
		114,721,597
	Insurance - 4.5%
4,545,991	Aegon NV	24,502,891
401,575	Brown & Brown, Inc.	28,290,959
403,905	Chubb Ltd.	82,562,221
52,066	Everest Group Ltd.	18,770,314
540,160	Kemper Corp.	27,531,955
308,945	Marsh & McLennan Cos., Inc.	58,211,417
412,638	Principal Financial Group, Inc.	32,957,397
		272,827,154
	Materials - 3.9%
363,459	Celanese Corp. Class A	45,574,124
297,753	Ecolab, Inc.	54,530,485
593,040	FMC Corp.	57,068,239
235,890	Ingevity Corp.*	15,101,678
152,087	Linde PLC	59,415,828
		231,690,354
	Media & Entertainment - 7.4%
1,710,729	Alphabet, Inc. Class A*	227,047,953
396,440	Cargurus, Inc.*	8,983,330
229,529	Liberty Media Corp.-Liberty Formula One Class C*	16,663,805
220,191	Meta Platforms, Inc. Class A*	70,152,853
55,586	Netflix, Inc.*	24,400,587
653,132	Omnicom Group, Inc.	55,268,030
177,768	Roku, Inc.*	17,113,725
76,300	Spotify Technology SA*	11,399,983
571,753	ZoomInfo Technologies, Inc. Class A*	14,619,724
		445,649,990
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
33,422	Alnylam Pharmaceuticals, Inc.*	6,530,659
227,668	Apellis Pharmaceuticals, Inc.*	5,862,451
393,149	AstraZeneca PLC ADR	28,188,783
363,766	Danaher Corp.	92,782,156
86,045	Eli Lilly & Co.	39,111,755
401,265	Exact Sciences Corp.*	39,139,388
103,478	Jazz Pharmaceuticals PLC*	13,495,601
258,626	Johnson & Johnson	43,327,614
248,646	Merck & Co., Inc.	26,518,096
1,654,779	Pfizer, Inc.	59,671,331
296,430	PTC Therapeutics, Inc.*	11,957,986
39,603	United Therapeutics Corp.*	9,612,440
49,555	Vertex Pharmaceuticals, Inc.*	17,460,208
		393,658,468
	Real Estate Management & Development - 0.4%
253,043	CoStar Group, Inc.*	21,248,021
	Semiconductors & Semiconductor Equipment - 4.8%
51,214	Advanced Micro Devices, Inc.*	5,858,882
45,382	Broadcom, Inc.	40,782,534
113,133	First Solar, Inc.*	23,463,784
503,475	Intel Corp.	18,009,301
208,125	MKS Instruments, Inc.	22,721,006
13,927	Monolithic Power Systems, Inc.	7,792,017
205,554	NVIDIA Corp.	96,053,329
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Semiconductors & Semiconductor Equipment - 4.8% - (continued)
193,598	QUALCOMM, Inc.	$ 25,587,848
65,258	Silicon Motion Technology Corp. ADR	4,137,357
46,374	SolarEdge Technologies, Inc.*	11,197,466
193,736	Texas Instruments, Inc.	34,872,480
		290,476,004
	Software & Services - 9.6%
162,382	Accenture PLC Class A	51,369,546
23,017	ANSYS, Inc.*	7,874,116
792,342	Cognizant Technology Solutions Corp. Class A	52,318,342
138,916	Datadog, Inc. Class A*	16,214,275
260,779	DocuSign, Inc.*	14,035,126
295,858	Dynatrace, Inc.*	16,180,474
60,302	Intuit, Inc.	30,856,533
510,200	Microsoft Corp.	171,386,384
37,119	MongoDB, Inc. Class A*	15,716,185
156,552	Oracle Corp.	18,352,591
11,816	Rubicon Earnout Shares*(1)(2)	514
157,544	Rubicon Technologies, Inc.*(3)	137,063
157,544	Rubicon TRA Placeholder*(1)(2)	18,905
165,881	Salesforce, Inc.*	37,324,884
49,404	ServiceNow, Inc.*	28,802,532
12,640	Sharecare, Inc. Earnout*(1)(2)	878
651,227	Shopify, Inc. Class A*	44,009,921
65,307	Synopsys, Inc.*	29,505,703
167,540	Workday, Inc. Class A*	39,728,760
		573,832,732
	Technology Hardware & Equipment - 3.5%
448,337	Apple, Inc.	88,075,804
202,087	CDW Corp.	37,804,415
103,973	F5, Inc.*	16,452,687
1,809,941	Flex Ltd.*	49,519,986
305,014	Lumentum Holdings, Inc.*	15,970,533
		207,823,425
	Transportation - 2.6%
54,926	FedEx Corp.	14,827,274
82,115	JB Hunt Transport Services, Inc.	16,746,533
384,590	Knight-Swift Transportation Holdings, Inc.	23,363,843
1,392,857	Southwest Airlines Co.	47,579,995
576,738	Uber Technologies, Inc.*	28,525,461
119,672	Union Pacific Corp.	27,766,297
		158,809,403
	Utilities - 0.8%
266,858	American Electric Power Co., Inc.	22,613,547
342,708	Eversource Energy	24,788,070
		47,401,617
	Total Common Stocks (cost $4,660,748,526)	$ 5,854,371,753
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(4)	$ 895,263
77,707	Lookout, Inc. Series F*(1)(2)(4)	707,133
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,602,396
	Total Long-Term Investments (cost $4,662,532,180)	$ 5,855,974,149

38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 26,612,082	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $26,615,985; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $27,144,373		$ 26,612,082
	Securities Lending Collateral - 0.0%
23,395	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		23,395
77,984	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		77,984
23,395	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		23,395
23,395	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		23,395
			148,169
	Total Short-Term Investments (cost $26,760,252)		$ 26,760,251
	Total Investments (cost $4,689,292,432)	98.1%	$ 5,882,734,400
	Other Assets and Liabilities	1.9%	116,436,120
	Total Net Assets	100.0%	$ 5,999,170,520
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $37,884,875 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 895,263
06/2015	Hf Global, Inc.	806,800	10,846,942	22,517,788
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	707,133
09/2015	Rubicon Earnout Shares	11,816	—	514
09/2015	Rubicon TRA Placeholder	157,544	—	18,905
07/2021	Sharecare, Inc. Earnout	12,640	—	878
11/2013	Tory Burch LLC	316,327	24,792,580	13,744,394
			$ 37,423,176	$ 37,884,875

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	385	09/15/2023	$ 122,102,750	$ 7,291,606
Total futures contracts				$ 7,291,606
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
39

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 37,738,872	$ 37,738,872	$ —	$ —
Banks	166,683,568	166,683,568	—	—
Capital Goods	537,933,982	500,867,224	14,548,970	22,517,788
Commercial & Professional Services	123,204,571	123,204,571	—	—
Consumer Discretionary Distribution & Retail	300,550,408	286,806,014	—	13,744,394
Consumer Durables & Apparel	158,635,730	158,635,730	—	—
Consumer Services	182,364,128	182,364,128	—	—
Consumer Staples Distribution & Retail	22,145,677	22,145,677	—	—
Energy	156,963,599	156,963,599	—	—
Equity Real Estate Investment Trusts (REITs)	139,983,236	139,983,236	—	—
Financial Services	452,189,065	452,189,065	—	—
Food, Beverage & Tobacco	267,554,553	267,554,553	—	—
Health Care Equipment & Services	550,285,599	550,285,599	—	—
Household & Personal Products	114,721,597	114,721,597	—	—
Insurance	272,827,154	272,827,154	—	—
Materials	231,690,354	231,690,354	—	—
Media & Entertainment	445,649,990	445,649,990	—	—
Pharmaceuticals, Biotechnology & Life Sciences	393,658,468	393,658,468	—	—
Real Estate Management & Development	21,248,021	21,248,021	—	—
Semiconductors & Semiconductor Equipment	290,476,004	290,476,004	—	—
Software & Services	573,832,732	573,812,435	—	20,297
Technology Hardware & Equipment	207,823,425	207,823,425	—	—
Transportation	158,809,403	158,809,403	—	—
Utilities	47,401,617	47,401,617	—	—
Convertible Preferred Stocks	1,602,396	—	—	1,602,396
Short-Term Investments	26,760,251	148,169	26,612,082	—
Futures Contracts(2)	7,291,606	7,291,606	—	—
Total	$ 5,890,026,006	$ 5,810,980,079	$ 41,161,052	$ 37,884,875

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
40

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 67.4%
12,313,321	The Hartford Capital Appreciation Fund, Class F		$ 472,092,726
14,943,009	The Hartford Dividend and Growth Fund, Class F		473,543,949
	Total Domestic Equity Funds (cost $782,081,322)		$ 945,636,675
	Taxable Fixed Income Funds - 32.3%
13,621,411	Hartford Total Return Bond ETF		454,137,843
	Total Affiliated Investment Companies (cost $1,301,462,017)		$ 1,399,774,518
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
2,511,515	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 2,511,515
	Total Short-Term Investments (cost $2,511,515)		$ 2,511,515
	Total Investments (cost $1,303,973,532)	99.9%	$ 1,402,286,033
	Other Assets and Liabilities	0.1%	918,943
	Total Net Assets	100.0%	$ 1,403,204,976
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2023 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 444,889,471	$ 15,689,205	$ 24,622,648	$ (5,305,566)	$ 23,487,381	$ 454,137,843	13,621,411	$ 11,553,996	$ —
The Hartford Capital Appreciation Fund, Class F	460,196,320	48,277,209	81,205,360	(11,185,893)	56,010,450	472,092,726	12,313,321	3,406,115	23,857,777
The Hartford Dividend and Growth Fund, Class F	459,839,865	48,932,952	57,784,644	2,462,415	20,093,361	473,543,949	14,943,009	6,173,289	20,199,271
Total	$1,364,925,656	$112,899,366	$163,612,652	$(14,029,044)	$99,591,192	$1,399,774,518	40,877,741	$21,133,400	$44,057,048
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,399,774,518	$ 1,399,774,518	$ —	$ —
Short-Term Investments	2,511,515	2,511,515	—	—
Total	$ 1,402,286,033	$ 1,402,286,033	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
41

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6%
	Australia - 0.5%
5,348	Macquarie Group Ltd.	$ 630,689
	Belgium - 0.3%
12,374	Umicore SA	366,458
	Canada - 0.9%
9,775	Canadian National Railway Co.	1,184,875
	Chile - 0.4%
27,593	Antofagasta PLC	593,519
	China - 4.2%
54,590	BYD Co. Ltd. Class H	1,944,388
1,780,692	China Longyuan Power Group Corp. Ltd. Class H	1,723,988
21,700	Contemporary Amperex Technology Co. Ltd. Class A	723,499
137,460	LONGi Green Energy Technology Co. Ltd. Class A	576,019
76,000	Shenzhen Inovance Technology Co. Ltd. Class A	756,083
		5,723,977
	Denmark - 2.0%
102,723	Vestas Wind Systems AS*	2,747,476
	France - 4.3%
44,089	Carrefour SA	881,389
28,603	Cie de Saint-Gobain	1,934,460
11,485	Legrand SA	1,151,425
57,025	Veolia Environnement SA	1,856,674
		5,823,948
	Germany - 5.9%
12,382	Bayerische Motoren Werke AG	1,509,984
33,178	Daimler Truck Holding AG	1,245,180
36,110	Infineon Technologies AG	1,586,510
19,665	Siemens AG	3,351,745
19,469	Siemens Energy AG*	329,837
		8,023,256
	Ireland - 0.3%
5,121	Kingspan Group PLC	411,030
	Italy - 0.9%
31,870	Prysmian SpA	1,270,821
	Japan - 8.3%
12,372	Daikin Industries Ltd.	2,501,602
40,086	Hitachi Ltd.	2,624,209
2,600	Keyence Corp.	1,166,729
192,280	Kubota Corp.	2,904,576
63,100	Sekisui Chemical Co. Ltd.	958,458
3,900	Shimano, Inc.	587,836
21,100	Sumitomo Forestry Co. Ltd.	509,141
		11,252,551
	Netherlands - 0.6%
9,940	Aalberts NV	448,537
5,089	Alfen NV*(1)(2)	353,142
		801,679
	Norway - 1.3%
40,193	Mowi ASA	706,589
118,632	Norsk Hydro ASA	776,971
19,596	TOMRA Systems ASA	301,989
		1,785,549
	South Korea - 1.2%
890	LG Energy Solution Ltd.*	391,005
2,306	Samsung SDI Co. Ltd.	1,203,742
		1,594,747
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Spain - 1.4%
142,526	Iberdrola SA	$ 1,778,942
33,004	Soltec Power Holdings SA*	151,709
		1,930,651
	Sweden - 1.5%
121,384	Hexagon AB Class B	1,176,916
96,945	Nibe Industrier AB Class B	873,257
		2,050,173
	Taiwan - 1.5%
142,000	Chroma ATE, Inc.	1,250,814
102,429	Giant Manufacturing Co. Ltd.	759,821
		2,010,635
	United Kingdom - 3.2%
163,987	Kingfisher PLC	517,112
165,182	National Grid PLC	2,189,456
21,754	Persimmon PLC	323,415
60,466	SSE PLC	1,307,464
		4,337,447
	United States - 55.9%
36,212	A O Smith Corp.	2,630,078
4,760	Acuity Brands, Inc.	786,542
13,940	AECOM	1,212,780
9,836	Albemarle Corp.	2,087,986
21,476	Alphabet, Inc. Class A*	2,850,295
12,032	Amazon.com, Inc.*	1,608,438
11,283	American Water Works Co., Inc.	1,663,453
16,146	Aptiv PLC*	1,767,825
9,118	Aspen Technology, Inc.*	1,627,563
4,881	Autodesk, Inc.*	1,034,723
80,060	AZEK Co., Inc.*	2,497,872
30,371	Bentley Systems, Inc. Class B	1,636,389
12,438	ChargePoint Holdings, Inc.*(2)	107,713
16,163	Consolidated Edison, Inc.	1,533,222
5,286	Danaher Corp.	1,348,247
5,851	Deere & Co.	2,513,590
4,000	Eaton Corp. PLC	821,280
2,746	Ecolab, Inc.	502,902
17,834	Eversource Energy	1,289,933
31,600	Exelon Corp.	1,322,776
13,429	First Solar, Inc.*	2,785,175
13,733	Fluence Energy, Inc.*	401,553
6,563	FMC Corp.	631,557
11,057	Generac Holdings, Inc.*	1,699,461
20,504	Green Plains, Inc.*	728,097
32,206	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	840,899
2,327	Hubbell, Inc.	726,024
24,935	Johnson Controls International PLC	1,734,229
24,667	Kroger Co.	1,199,803
4,370	Lowe's Cos., Inc.	1,023,760
9,546	Microsoft Corp.	3,206,692
4,830	Moody's Corp.	1,703,782
6,756	NextEra Energy, Inc.	495,215
35,067	ON Semiconductor Corp.*	3,778,469
7,082	Owens Corning	991,409
5,905	S&P Global, Inc.	2,329,582
10,933	Schneider Electric SE	1,950,141
4,821	SolarEdge Technologies, Inc.*	1,164,079
17,058	Sunnova Energy International, Inc.*	301,244
13,343	Swiss Re AG	1,392,199
7,349	TE Connectivity Ltd.	1,054,508
2,458	Tesla, Inc.*	657,343
4,655	Texas Instruments, Inc.	837,900
6,573	Trane Technologies PLC	1,310,919
6,740	Verisk Analytics, Inc.	1,543,056
7,552	Waste Management, Inc.	1,236,942

42

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.6% - (continued)
	United States - 55.9% - (continued)
4,287	WESCO International, Inc.		$ 752,669
21,672	Westinghouse Air Brake Technologies Corp.		2,566,832
118,948	Weyerhaeuser Co. REIT		4,051,369
3,832	Wolfspeed, Inc.*		252,529
21,814	Zoom Video Communications, Inc. Class A*		1,600,057
			75,791,101
	Total Common Stocks (cost $107,759,394)		$ 128,330,582
SHORT-TERM INVESTMENTS - 3.2%
	Other Investment Pools & Funds - 2.3%
3,125,034	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(3)		$ 3,125,034
	Repurchase Agreements - 0.5%
$ 692,252	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $692,354; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $706,169		692,252
	Securities Lending Collateral - 0.4%
69,057	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)		69,057
230,190	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(3)		230,190
69,057	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(3)		69,057
69,057	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(3)		69,057
			437,361
	Total Short-Term Investments (cost $4,254,647)		$ 4,254,647
	Total Investments (cost $112,014,041)	97.8%	$ 132,585,229
	Other Assets and Liabilities	2.2%	3,018,252
	Total Net Assets	100.0%	$ 135,603,481
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $353,142, representing 0.3% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

43

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 630,689	$ —	$ 630,689	$ —
Belgium	366,458	—	366,458	—
Canada	1,184,875	1,184,875	—	—
Chile	593,519	—	593,519	—
China	5,723,977	—	5,723,977	—
Denmark	2,747,476	—	2,747,476	—
France	5,823,948	—	5,823,948	—
Germany	8,023,256	—	8,023,256	—
Ireland	411,030	411,030	—	—
Italy	1,270,821	—	1,270,821	—
Japan	11,252,551	—	11,252,551	—
Netherlands	801,679	—	801,679	—
Norway	1,785,549	—	1,785,549	—
South Korea	1,594,747	—	1,594,747	—
Spain	1,930,651	—	1,930,651	—
Sweden	2,050,173	—	2,050,173	—
Taiwan	2,010,635	—	2,010,635	—
United Kingdom	4,337,447	—	4,337,447	—
United States	75,791,101	72,448,761	3,342,340	—
Short-Term Investments	4,254,647	3,562,395	692,252	—
Total	$ 132,585,229	$ 77,607,061	$ 54,978,168	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
44

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 25.0%
259,813	Hartford Core Equity Fund, Class F	$ 11,686,393
245,603	Hartford Large Cap Growth ETF	3,930,262
86,605	Hartford Multifactor US Equity ETF	3,672,000
99,877	Hartford Small Cap Value Fund, Class F	1,144,592
142,856	The Hartford Equity Income Fund, Class F	2,987,125
9,929	The Hartford Growth Opportunities Fund, Class F	446,003
51,032	The Hartford Small Company Fund, Class F	1,003,283
	Total Domestic Equity Funds (cost $19,115,648)	$ 24,869,658
	International/Global Equity Funds - 10.0%
97,940	Hartford Multifactor Developed Markets (ex-US) ETF	2,661,030
60,637	Hartford Schroders Emerging Markets Equity Fund, Class F	992,622
239,181	Hartford Schroders International Multi-Cap Value Fund, Class F	2,310,493
93,291	The Hartford International Growth Fund, Class F	1,489,858
145,124	The Hartford International Opportunities Fund, Class F	2,480,165
	Total International/Global Equity Funds (cost $9,173,745)	$ 9,934,168
	Taxable Fixed Income Funds - 64.7%
597,656	Hartford Core Bond ETF	20,591,281
2,129,166	Hartford Schroders Sustainable Core Bond Fund, Class F	18,289,541
484,403	The Hartford Inflation Plus Fund, Class F	4,882,780
915,919	The Hartford Strategic Income Fund, Class F	6,942,664
1,377,439	The Hartford World Bond Fund, Class F	13,622,873
	Total Taxable Fixed Income Funds (cost $71,983,670)	$ 64,329,139
	Total Affiliated Investment Companies (cost $100,273,063)	$ 99,132,965
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
268,389	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 268,389
	Total Short-Term Investments (cost $268,389)		$ 268,389
	Total Investments (cost $100,541,452)	100.0%	$ 99,401,354
	Other Assets and Liabilities	0.0%	23,118
	Total Net Assets	100.0%	$ 99,424,472
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2023 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 20,713,165	$ —	$ 955,309	$ (183,192)	$ 1,016,617	$ 20,591,281	597,656	$ 472,657	$ —
Hartford Core Equity Fund, Class F	11,641,553	1,991,816	3,108,574	27,883	1,133,715	11,686,393	259,813	147,396	315,887
Hartford Large Cap Growth ETF	2,955,709	—	—	—	974,553	3,930,262	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,128,346	—	1,036,259	(73,071)	642,014	2,661,030	97,940	97,797	—
Hartford Multifactor US Equity ETF	4,063,826	—	714,841	160,988	162,027	3,672,000	86,605	61,283	—
Hartford Schroders Commodity Strategy ETF	1,114,100	—	1,002,900	(307,734)	196,534	—	—	7,119	—
Hartford Schroders Emerging Markets Equity Fund, Class F	983,081	569,191	801,119	(158,648)	400,117	992,622	60,637	21,416	—
Hartford Schroders International Multi-Cap Value Fund, Class F	1,603,951	1,746,773	1,389,685	4,805	344,649	2,310,493	239,181	74,765	—
Hartford Schroders Sustainable Core Bond Fund, Class F	16,370,971	4,415,568	2,914,472	(475,871)	893,345	18,289,541	2,129,166	499,878	—
Hartford Small Cap Value Fund, Class F	1,592,159	637,603	1,091,523	48,196	(41,843)	1,144,592	99,877	30,594	113,789
The Hartford Equity Income Fund, Class F	3,742,538	788,062	1,417,871	(54,986)	(70,618)	2,987,125	142,856	66,877	355,206
The Hartford Growth Opportunities Fund, Class F	908,752	1,008,926	1,689,275	15,848	201,752	446,003	9,929	—	—
The Hartford Inflation Plus Fund, Class F	5,159,295	359,023	662,711	(58,137)	85,310	4,882,780	484,403	143,521	—
The Hartford International Growth Fund, Class F	1,071,735	1,290,090	1,098,035	(74,978)	301,046	1,489,858	93,291	3,178	—
The Hartford International Opportunities Fund, Class F	2,132,973	556,675	676,878	(20,304)	487,699	2,480,165	145,124	21,904	—
45

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford Small Company Fund, Class F	$ 1,599,011	$ 112,686	$ 767,439	$ (205,666)	$ 264,691	$ 1,003,283	51,032	$ —	$ —
The Hartford Strategic Income Fund, Class F	9,231,699	569,186	3,383,144	(548,394)	1,073,317	6,942,664	915,919	378,613	—
The Hartford World Bond Fund, Class F	15,437,452	1,493,411	3,577,903	(143,815)	413,728	13,622,873	1,377,439	215,165	—
Total	$103,450,316	$15,539,010	$26,287,938	$(2,047,076)	$8,478,653	$99,132,965	7,036,471	$2,242,163	$784,882
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 99,132,965	$ 99,132,965	$ —	$ —
Short-Term Investments	268,389	268,389	—	—
Total	$ 99,401,354	$ 99,401,354	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
46

Hartford Core Equity Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.8%
287,538	Tesla, Inc.*	$ 76,896,287
	Banks - 4.7%
4,656,873	Bank of America Corp.	149,019,936
1,543,923	JP Morgan Chase & Co.	243,878,077
523,707	PNC Financial Services Group, Inc.	71,690,251
		464,588,264
	Capital Goods - 7.1%
807,111	AMETEK, Inc.	128,007,805
296,845	Deere & Co.	127,524,612
411,373	IDEX Corp.	92,892,137
471,552	Illinois Tool Works, Inc.	124,169,073
1,331,079	Johnson Controls International PLC	92,576,544
1,561,440	RTX Corp.	137,297,419
		702,467,590
	Commercial & Professional Services - 0.7%
486,436	Republic Services, Inc.	73,505,344
	Consumer Discretionary Distribution & Retail - 6.1%
3,297,320	Amazon.com, Inc.*	440,785,738
1,927,914	TJX Cos., Inc.	166,822,398
		607,608,136
	Consumer Durables & Apparel - 1.3%
1,167,946	NIKE, Inc. Class B	128,929,559
	Consumer Services - 1.6%
549,885	McDonald's Corp.	161,226,282
	Consumer Staples Distribution & Retail - 1.1%
1,367,458	Sysco Corp.	104,350,720
	Energy - 3.7%
1,049,799	ConocoPhillips	123,582,338
1,314,408	EOG Resources, Inc.	174,198,492
1,227,173	Schlumberger NV	71,593,273
		369,374,103
	Equity Real Estate Investment Trusts (REITs) - 1.7%
392,200	AvalonBay Communities, Inc. REIT	73,988,530
773,620	Prologis, Inc. REIT	96,509,095
		170,497,625
	Financial Services - 4.6%
610,726	American Express Co.	103,139,407
493,642	Mastercard, Inc. Class A	194,633,168
1,662,412	Morgan Stanley	152,210,442
		449,983,017
	Food, Beverage & Tobacco - 2.6%
472,837	Constellation Brands, Inc. Class A	128,989,933
2,209,030	Monster Beverage Corp.*	126,997,135
		255,987,068
	Health Care Equipment & Services - 7.7%
1,276,915	Abbott Laboratories	142,158,947
426,370	Becton Dickinson & Co.	118,795,210
1,769,104	Boston Scientific Corp.*	91,728,042
1,400,856	Hologic, Inc.*	111,255,984
577,714	UnitedHealth Group, Inc.	292,537,038
		756,475,221
	Household & Personal Products - 4.2%
1,218,062	Colgate-Palmolive Co.	92,889,408
549,297	Estee Lauder Cos., Inc. Class A	98,873,460
1,458,614	Procter & Gamble Co.	227,981,368
		419,744,236
	Insurance - 3.1%
1,160,859	Arch Capital Group Ltd.*	90,187,136
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Insurance - 3.1% - (continued)
580,837	Chubb Ltd.		$ 118,728,891
771,671	Progressive Corp.		97,215,113
			306,131,140
	Materials - 1.2%
820,717	PPG Industries, Inc.		118,101,176
	Media & Entertainment - 8.0%
3,956,963	Alphabet, Inc. Class A*		525,168,129
825,966	Meta Platforms, Inc. Class A*		263,152,768
			788,320,897
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
471,303	Danaher Corp.		120,210,543
441,529	Eli Lilly & Co.		200,697,007
1,585,735	Merck & Co., Inc.		169,118,638
109,595	Regeneron Pharmaceuticals, Inc.*		81,309,627
263,859	Thermo Fisher Scientific, Inc.		144,768,879
346,001	Vertex Pharmaceuticals, Inc.*		121,909,992
			838,014,686
	Semiconductors & Semiconductor Equipment - 8.5%
748,445	Advanced Micro Devices, Inc.*		85,622,108
179,935	Broadcom, Inc.		161,698,588
224,964	KLA Corp.		115,620,248
731,576	NVIDIA Corp.		341,858,149
734,083	Texas Instruments, Inc.		132,134,940
			836,934,033
	Software & Services - 10.1%
964,776	GoDaddy, Inc. Class A*		74,374,582
1,924,012	Microsoft Corp.		646,314,111
295,496	Palo Alto Networks, Inc.*		73,862,180
517,356	Salesforce, Inc.*		116,410,273
367,759	Workday, Inc. Class A*		87,206,692
			998,167,838
	Technology Hardware & Equipment - 9.1%
3,345,159	Apple, Inc.		657,156,486
504,083	CDW Corp.		94,298,807
513,332	Motorola Solutions, Inc.		147,136,351
			898,591,644
	Utilities - 3.0%
1,466,395	American Electric Power Co., Inc.		124,262,313
1,138,871	Duke Energy Corp.		106,621,103
894,443	Eversource Energy		64,695,062
			295,578,478
	Total Common Stocks (cost $5,966,861,672)		$ 9,821,473,344
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 2,849,440	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $2,849,858; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $2,906,472		$ 2,849,440
	Total Short-Term Investments (cost $2,849,440)		$ 2,849,440
	Total Investments (cost $5,969,711,112)	99.4%	$ 9,824,322,784
	Other Assets and Liabilities	0.6%	58,228,838
	Total Net Assets	100.0%	$ 9,882,551,622

47

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 76,896,287	$ 76,896,287	$ —	$ —
Banks	464,588,264	464,588,264	—	—
Capital Goods	702,467,590	702,467,590	—	—
Commercial & Professional Services	73,505,344	73,505,344	—	—
Consumer Discretionary Distribution & Retail	607,608,136	607,608,136	—	—
Consumer Durables & Apparel	128,929,559	128,929,559	—	—
Consumer Services	161,226,282	161,226,282	—	—
Consumer Staples Distribution & Retail	104,350,720	104,350,720	—	—
Energy	369,374,103	369,374,103	—	—
Equity Real Estate Investment Trusts (REITs)	170,497,625	170,497,625	—	—
Financial Services	449,983,017	449,983,017	—	—
Food, Beverage & Tobacco	255,987,068	255,987,068	—	—
Health Care Equipment & Services	756,475,221	756,475,221	—	—
Household & Personal Products	419,744,236	419,744,236	—	—
Insurance	306,131,140	306,131,140	—	—
Materials	118,101,176	118,101,176	—	—
Media & Entertainment	788,320,897	788,320,897	—	—
Pharmaceuticals, Biotechnology & Life Sciences	838,014,686	838,014,686	—	—
Semiconductors & Semiconductor Equipment	836,934,033	836,934,033	—	—
Software & Services	998,167,838	998,167,838	—	—
Technology Hardware & Equipment	898,591,644	898,591,644	—	—
Utilities	295,578,478	295,578,478	—	—
Short-Term Investments	2,849,440	—	2,849,440	—
Total	$ 9,824,322,784	$ 9,821,473,344	$ 2,849,440	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
48

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Banks - 5.5%
6,261,373	Bank of America Corp.	$ 200,363,936
2,737,221	JP Morgan Chase & Co.	432,371,429
741,903	PNC Financial Services Group, Inc.	101,559,102
3,540,449	Wells Fargo & Co.	163,427,126
		897,721,593
	Capital Goods - 7.1%
1,219,548	Airbus SE	179,639,436
597,535	General Dynamics Corp.	133,596,876
3,163,558	Johnson Controls International PLC	220,025,459
345,860	Lockheed Martin Corp.	154,381,528
2,715,046	Otis Worldwide Corp.	246,960,584
2,007,784	Westinghouse Air Brake Technologies Corp.	237,801,937
		1,172,405,820
	Consumer Discretionary Distribution & Retail - 3.3%
504,559	Home Depot, Inc.	168,441,976
623,075	Lowe's Cos., Inc.	145,967,780
2,728,190	TJX Cos., Inc.	236,070,281
		550,480,037
	Consumer Staples Distribution & Retail - 1.5%
1,325,033	Sysco Corp.	101,113,268
932,472	Walmart, Inc.	149,064,974
		250,178,242
	Energy - 7.5%
1,711,104	Chevron Corp.	280,039,280
3,296,544	ConocoPhillips	388,069,160
1,334,499	Diamondback Energy, Inc.	196,598,393
5,330,544	TotalEnergies SE ADR	324,363,602
1,409,373	Williams Cos., Inc.	48,552,900
		1,237,623,335
	Equity Real Estate Investment Trusts (REITs) - 3.2%
1,238,321	American Tower Corp. REIT	235,664,870
7,604,358	Host Hotels & Resorts, Inc. REIT	139,920,187
525,311	Public Storage REIT	148,006,374
		523,591,431
	Financial Services - 7.6%
1,193,176	American Express Co.	201,503,563
186,953	BlackRock, Inc.	138,130,224
1,655,685	Charles Schwab Corp.	109,440,779
2,448,380	Morgan Stanley	224,173,673
647,100	S&P Global, Inc.	255,287,421
1,357,395	Visa, Inc. Class A	322,693,513
		1,251,229,173
	Food, Beverage & Tobacco - 3.4%
3,713,866	Keurig Dr Pepper, Inc.	126,308,583
2,103,421	Mondelez International, Inc. Class A	155,926,599
1,909,254	Philip Morris International, Inc.	190,390,809
1,647,988	Tyson Foods, Inc. Class A	91,825,891
		564,451,882
	Health Care Equipment & Services - 7.5%
808,203	Becton Dickinson & Co.	225,181,520
473,342	Elevance Health, Inc.	223,242,287
615,312	HCA Healthcare, Inc.	167,863,267
2,871,701	Medtronic PLC	252,020,480
736,480	UnitedHealth Group, Inc.	372,931,377
		1,241,238,931
	Household & Personal Products - 2.0%
1,245,963	Colgate-Palmolive Co.	95,017,138
4,228,612	Unilever PLC ADR	227,203,323
		322,220,461
	Insurance - 3.9%
2,703,269	American International Group, Inc.	162,953,055
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Insurance - 3.9% - (continued)
1,209,961	Chubb Ltd.	$ 247,328,128
2,827,641	Principal Financial Group, Inc.	225,843,687
		636,124,870
	Materials - 4.0%
1,930,901	BHP Group Ltd. ADR(1)	120,970,948
1,673,745	Celanese Corp. Class A	209,870,886
2,430,454	FMC Corp.	233,882,588
596,687	PPG Industries, Inc.	85,863,259
		650,587,681
	Media & Entertainment - 8.7%
7,292,741	Alphabet, Inc. Class A*	967,892,586
8,168,423	Comcast Corp. Class A	369,702,825
468,135	Omnicom Group, Inc.	39,613,584
702,732	Walt Disney Co.*	62,465,847
		1,439,674,842
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
1,244,515	Agilent Technologies, Inc.	151,544,590
3,333,644	AstraZeneca PLC ADR	239,022,275
3,314,458	Bristol-Myers Squibb Co.	206,126,143
2,315,587	Merck & Co., Inc.	246,957,353
2,044,724	Novartis AG ADR	214,491,548
7,732,697	Pfizer, Inc.	278,841,054
		1,336,982,963
	Semiconductors & Semiconductor Equipment - 4.2%
221,123	Broadcom, Inc.	198,712,184
2,383,951	Intel Corp.	85,273,927
1,979,243	Micron Technology, Inc.	141,298,158
1,006,968	QUALCOMM, Inc.	133,090,961
748,038	Texas Instruments, Inc.	134,646,840
		693,022,070
	Software & Services - 9.4%
637,265	Accenture PLC Class A	201,598,783
4,030,791	Cognizant Technology Solutions Corp. Class A	266,153,130
3,192,985	Microsoft Corp.	1,072,587,521
		1,540,339,434
	Technology Hardware & Equipment - 4.5%
2,415,545	Apple, Inc.	474,533,815
5,230,683	Cisco Systems, Inc.	272,204,744
		746,738,559
	Telecommunication Services - 0.6%
2,835,906	Verizon Communications, Inc.	96,647,676
	Transportation - 0.8%
1,245,117	Ryanair Holdings PLC ADR*	127,661,846
	Utilities - 4.8%
1,820,380	American Electric Power Co., Inc.	154,259,001
1,207,580	Constellation Energy Corp.	116,712,607
2,177,655	Duke Energy Corp.	203,872,061
3,762,067	Exelon Corp.	157,480,125
1,092,661	Sempra Energy	162,828,342
		795,152,136
	Total Common Stocks (cost $10,819,516,158)	$ 16,074,072,982

49

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 78,947,634	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $78,959,213; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $80,526,662		$ 78,947,634
	Securities Lending Collateral - 0.0%
320,966	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		320,966
1,069,888	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		1,069,888
320,966	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(2)		320,966
320,966	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(2)		320,966
			2,032,786
	Total Short-Term Investments (cost $80,980,420)		$ 80,980,420
	Total Investments (cost $10,900,496,578)	98.1%	$ 16,155,053,402
	Other Assets and Liabilities	1.9%	308,417,876
	Total Net Assets	100.0%	$ 16,463,471,278
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 897,721,593	$ 897,721,593	$ —	$ —
Capital Goods	1,172,405,820	992,766,384	179,639,436	—
Consumer Discretionary Distribution & Retail	550,480,037	550,480,037	—	—
Consumer Staples Distribution & Retail	250,178,242	250,178,242	—	—
Energy	1,237,623,335	1,237,623,335	—	—
Equity Real Estate Investment Trusts (REITs)	523,591,431	523,591,431	—	—
Financial Services	1,251,229,173	1,251,229,173	—	—
Food, Beverage & Tobacco	564,451,882	564,451,882	—	—
Health Care Equipment & Services	1,241,238,931	1,241,238,931	—	—
Household & Personal Products	322,220,461	322,220,461	—	—
Insurance	636,124,870	636,124,870	—	—
Materials	650,587,681	650,587,681	—	—
Media & Entertainment	1,439,674,842	1,439,674,842	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,336,982,963	1,336,982,963	—	—
Semiconductors & Semiconductor Equipment	693,022,070	693,022,070	—	—
Software & Services	1,540,339,434	1,540,339,434	—	—
Technology Hardware & Equipment	746,738,559	746,738,559	—	—
Telecommunication Services	96,647,676	96,647,676	—	—
Transportation	127,661,846	127,661,846	—	—
Utilities	795,152,136	795,152,136	—	—
Short-Term Investments	80,980,420	2,032,786	78,947,634	—
Total	$ 16,155,053,402	$ 15,896,466,332	$ 258,587,070	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
50

Hartford Dynamic Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2%
	Aerospace/Defense - 0.5%
$ 200,000	Embraer Netherlands Finance BV 7.00%, 07/28/2030(1)	$ 202,500
75,000	HEICO Corp. 5.25%, 08/01/2028	74,752
		277,252
	Agriculture - 0.9%
565,000	BAT Capital Corp. 6.42%, 08/02/2033	565,000
	Biotechnology - 0.2%
160,000	Royalty Pharma PLC 2.20%, 09/02/2030	128,715
	Chemicals - 2.3%
130,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	130,869
	International Flavors & Fragrances, Inc.
350,000	1.83%, 10/15/2027(1)	296,993
355,000	2.30%, 11/01/2030(1)	282,615
315,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	283,696
295,000	Sasol Financing USA LLC 4.38%, 09/18/2026	265,913
155,000	Tronox, Inc. 4.63%, 03/15/2029(1)	128,634
		1,388,720
	Commercial Banks - 7.1%
200,000	Barclays PLC 4.84%, 05/09/2028	185,995
400,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	407,300
250,000	BPCE SA 3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(2)	194,449
	Deutsche Bank AG
160,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 6 mo. USD SOFR + 1.72% thereafter)(2)	127,617
925,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(2)	706,772
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(2)	152,598
250,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.21% thereafter)(2)	242,586
	Intesa Sanpaolo SpA
810,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(2)	541,305
240,000	6.63%, 06/20/2033(1)	240,875
145,000	Morgan Stanley 5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(2)	145,206
	Santander Holdings USA, Inc.
205,000	6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 3 mo. USD SOFR + 2.35% thereafter)(2)	205,934
135,000	6.57%, 06/12/2029, (6.57% fixed rate until 06/12/2028; 2 mo. USD SOFR + 2.70% thereafter)(2)	134,969
375,000	Societe Generale SA 3.34%, 01/21/2033, (3.34% fixed rate until 01/21/2032; 1 yr. USD CMT + 1.60% thereafter)(1)(2)	305,170
200,000	Standard Chartered PLC 3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 yr. USD CMT + 2.30% thereafter)(1)(2)	158,480
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Commercial Banks - 7.1% - (continued)
$ 200,000	UniCredit SpA 5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 yr. USD CMT + 4.75% thereafter)(1)(2)	$ 174,413
365,000	Wells Fargo & Co. 5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(2)	366,650
		4,290,319
	Commercial Services - 0.3%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/2028(1)	170,000
	Distribution/Wholesale - 0.1%
60,000	LKQ Corp. 5.75%, 06/15/2028(1)	59,637
	Diversified Financial Services - 7.0%
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028	135,142
570,000	AGFC Capital Trust I 7.32%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)	305,552
	Aircastle Ltd.
540,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(3)	407,700
295,000	6.50%, 07/18/2028(1)	295,171
	Ally Financial, Inc.
325,000	6.70%, 02/14/2033	302,350
300,000	6.99%, 06/13/2029, (6.99% fixed rate until 06/13/2028; 2 mo. USD SOFR + 3.26% thereafter)(2)	301,578
525,000	American Express Co. 5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 2 mo. USD SOFR + 1.28% thereafter)(2)	524,193
170,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(1)	145,621
595,000	Capital One Financial Corp. 6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(2)	597,124
285,000	Nasdaq, Inc. 5.35%, 06/28/2028	285,350
165,000	OneMain Finance Corp. 3.88%, 09/15/2028	135,506
	Synchrony Financial
545,000	2.88%, 10/28/2031	403,637
475,000	7.25%, 02/02/2033	444,709
		4,283,633
	Electric - 5.4%
135,000	AES Corp. 5.45%, 06/01/2028	133,698
290,000	DTE Energy Co. 4.88%, 06/01/2028	286,283
200,000	Electricite de France SA 9.13%, 03/15/2033, (9.13% fixed rate until 03/15/2033; 5 yr. USD CMT + 5.41% thereafter)(1)(2)(3)	210,250
290,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(2)	282,016
120,000	National Grid PLC 5.60%, 06/12/2028	120,422
140,000	NRG Energy, Inc. 4.45%, 06/15/2029(1)	124,422
	Pacific Gas & Electric Co.
530,000	4.95%, 07/01/2050	422,647
295,000	5.90%, 06/15/2032	285,794
535,000	6.10%, 01/15/2029	531,160
615,000	6.15%, 01/15/2033	606,642
320,000	PPL Capital Funding, Inc. 8.20%, 03/30/2067, 3 mo. USD LIBOR + 2.67%	288,001
		3,291,335
	Energy-Alternate Sources - 0.3%
200,000	Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(1)	189,100

51

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
$ 160,000	4.05%, 03/15/2029	$ 146,514
145,000	4.28%, 03/15/2032	128,430
		274,944
	Food - 0.2%
200,000	MARB BondCo PLC 3.95%, 01/29/2031(4)	148,141
	Gas - 0.7%
	AmeriGas Partners LP/AmeriGas Finance Corp.
310,000	5.75%, 05/20/2027	283,136
130,000	9.38%, 06/01/2028(1)	131,973
		415,109
	Hand/Machine Tools - 0.4%
	Regal Rexnord Corp.
130,000	6.05%, 04/15/2028(1)	129,131
125,000	6.30%, 02/15/2030(1)	124,597
		253,728
	Healthcare - Services - 0.2%
155,000	Centene Corp. 3.00%, 10/15/2030	129,465
	Housewares - 0.2%
150,000	Newell Brands, Inc. 5.88%, 04/01/2036	130,394
	Insurance - 2.1%
350,000	Athene Global Funding 1.99%, 08/19/2028(1)	287,284
140,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	135,779
335,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	283,615
295,000	Global Atlantic Fin Co. 7.95%, 06/15/2033(1)	295,374
450,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	279,842
		1,281,894
	Investment Company Security - 0.9%
	Ares Capital Corp.
175,000	2.88%, 06/15/2028	147,267
265,000	7.00%, 01/15/2027	265,805
135,000	Blue Owl Credit Income Corp. 7.95%, 06/13/2028(1)	135,368
		548,440
	Iron/Steel - 0.2%
145,000	Steel Dynamics, Inc. 3.45%, 04/15/2030	129,048
	IT Services - 0.0%
800	Seagate HDD Cayman 9.63%, 12/01/2032(1)	885
	Lodging - 0.6%
400,000	Wynn Macau Ltd. 5.63%, 08/26/2028(1)	355,640
	Media - 1.4%
130,000	Belo Corp. 7.25%, 09/15/2027	128,050
165,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/2029(1)	150,791
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/2038	128,848
	Paramount Global
25,000	2.90%, 01/15/2027	22,382
71,000	3.70%, 06/01/2028	63,549
425,000	Ziggo BV 4.88%, 01/15/2030(1)	359,903
		853,523
	Mining - 1.0%
150,000	Arsenal AIC Parent LLC 8.00%, 10/01/2030(1)	153,000
285,000	Glencore Funding LLC 5.40%, 05/08/2028(1)	283,583
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	162,550
		599,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.2% - (continued)
	Oil & Gas - 1.4%
$ 140,000	Antero Resources Corp. 5.38%, 03/01/2030(1)	$ 130,541
135,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	130,318
295,000	Ecopetrol SA 8.63%, 01/19/2029	303,481
290,000	Ovintiv, Inc. 5.65%, 05/15/2028	287,397
		851,737
	Packaging & Containers - 0.2%
130,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	124,367
	Pipelines - 1.8%
	Buckeye Partners LP
165,000	5.60%, 10/15/2044	122,100
165,000	9.63%, 01/22/2078, 3 mo. USD LIBOR + 4.02%	140,250
310,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	288,338
145,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00%, 02/01/2029(1)	136,663
435,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	419,466
		1,106,817
	Real Estate Investment Trusts - 2.4%
285,000	American Tower Corp. 5.25%, 07/15/2028	281,865
	Brixmor Operating Partnership LP
385,000	2.25%, 04/01/2028	326,083
135,000	3.90%, 03/15/2027	125,338
150,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	146,809
165,000	Iron Mountain, Inc. 5.25%, 07/15/2030(1)	149,156
300,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(1)	279,000
175,000	Welltower OP LLC 2.05%, 01/15/2029	146,364
		1,454,615
	Semiconductors - 1.4%
135,000	Entegris Escrow Corp. 4.75%, 04/15/2029(1)(5)	125,948
150,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	132,815
725,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	599,441
		858,204
	Software - 0.7%
430,000	Open Text Corp. 6.90%, 12/01/2027(1)	439,432
	Telecommunications - 1.2%
200,000	Altice France SA 5.13%, 07/15/2029(1)	140,048
205,000	Embarq Corp. 8.00%, 06/01/2036	115,891
315,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	288,511
295,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(1)	210,957
		755,407
	Trucking & Leasing - 0.6%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
70,000	6.05%, 08/01/2028(1)	70,163
290,000	6.20%, 06/15/2030(1)	292,631
		362,794
	Total Corporate Bonds (cost $25,529,904)	$ 25,717,428
U.S. GOVERNMENT SECURITIES - 38.6%
	U.S. Treasury Securities - 38.6%
	U.S. Treasury Bonds - 1.4%
550,000	3.63%, 02/15/2053	$ 511,930
365,000	3.63%, 05/15/2053	340,248
		852,178
	U.S. Treasury Notes - 37.2%
80,000	3.38%, 05/15/2033	76,250

52

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 38.6% - (continued)
	U.S. Treasury Securities - 38.6% - (continued)
	U.S. Treasury Notes - 37.2% - (continued)
$ 2,385,000	3.75%, 04/15/2026		$ 2,333,574
9,605,000	4.00%, 02/29/2028(6)(7)		9,513,077
1,660,000	4.00%, 06/30/2028		1,645,605
6,045,000	4.50%, 07/15/2026		6,042,166
3,030,000	4.75%, 07/31/2025		3,023,017
			22,633,689
	Total U.S. Government Securities (cost $23,529,526)		$ 23,485,867
	Total Long-Term Investments (cost $49,059,430)		$ 49,203,295
SHORT-TERM INVESTMENTS - 17.2%
	U.S. Treasury Securities - 17.2%
	U.S. Treasury Bills - 17.2%
1,010,000	4.63%, 08/10/2023(8)		$ 1,008,722
4,670,000	4.68%, 08/10/2023(8)		4,664,019
1,760,000	5.17%, 08/31/2023(8)		1,752,310
3,045,000	5.18%, 08/31/2023(8)		3,031,665
	Total Short-Term Investments (cost $10,456,716)		$ 10,456,716
	Total Investments (cost $59,516,146)	98.0%	$ 59,660,011
	Other Assets and Liabilities	2.0%	1,192,765
	Total Net Assets	100.0%	$ 60,852,776
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $11,374,595, representing 18.7% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $148,141, representing 0.2% of net assets.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2023, the market value of securities pledged was $49,521.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $59,426.
(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	43	09/29/2023	$ 4,593,273	$ (18,051)
Total futures contracts				$ (18,051)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S40.V1	USD	130,000	5.00%		06/20/2028		Quarterly		$ 300		$ —		$ 5,435		$ 5,135
Total centrally cleared credit default swap contracts										$ 300		$ —		$ 5,435		$ 5,135

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
53

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 25,717,428	$ —	$ 25,717,428	$ —
U.S. Government Securities	23,485,867	—	23,485,867	—
Short-Term Investments	10,456,716	—	10,456,716	—
Swaps - Credit Default(2)	5,135	—	5,135	—
Total	$ 59,665,146	$ —	$ 59,665,146	$ —
Liabilities
Futures Contracts(2)	$ (18,051)	$ (18,051)	$ —	$ —
Total	$ (18,051)	$ (18,051)	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
54

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Brazil - 4.0%
29,173	Afya Ltd. Class A*	$ 458,891
626,400	Banco do Brasil SA	6,383,551
109,500	BB Seguridade Participacoes SA	720,622
99,300	Neoenergia SA	410,534
45,600	PRIO SA*	439,920
210,800	Raia Drogasil SA	1,291,436
41,900	SLC Agricola SA	386,769
122,170	StoneCo Ltd. Class A*	1,770,243
262,700	Vale SA	3,842,100
209,000	YDUQS Participacoes SA*	980,748
		16,684,814
	Chile - 0.1%
231,872	Cencosud SA	498,323
	China - 31.0%
605,500	3SBio, Inc.*(1)	583,306
5,056,031	Agricultural Bank of China Ltd. Class H	1,839,106
1,084,100	Alibaba Group Holding Ltd.*	13,854,123
805,200	Aluminum Corp. of China Ltd. Class H	400,408
33,300	Anhui Gujing Distillery Co. Ltd. Class A	1,268,323
28,844	Autohome, Inc. ADR	922,143
2,989,100	BAIC Motor Corp. Ltd. Class H(1)	832,166
114,900	Baidu, Inc. Class A*	2,246,385
18,815,505	Bank of China Ltd. Class H	6,978,630
3,282,224	Bank of Communications Co. Ltd. Class H	1,982,891
2,409,500	Baoshan Iron & Steel Co. Ltd. Class A	2,166,838
152,300	Beijing Yanjing Brewery Co. Ltd.	241,047
3,258,800	BOE Technology Group Co. Ltd.	1,930,956
27,800	BYD Co. Ltd. Class H	990,181
271,600	BYD Electronic International Co. Ltd.	1,048,530
7,325,345	China Cinda Asset Management Co. Ltd. Class H	773,102
3,169,737	China CITIC Bank Corp. Ltd. Class H	1,532,867
1,950,000	China Galaxy Securities Co. Ltd. Class H	1,140,877
549,400	China Hongqiao Group Ltd.	530,104
682,000	China Medical System Holdings Ltd.	1,148,456
147,300	China Pacific Insurance Group Co. Ltd.	618,286
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	1,124,673
296,200	China Taiping Insurance Holdings Co. Ltd.	330,396
8,318,200	China Tower Corp. Ltd. Class H(1)	940,277
3,995,100	CIFI Holdings Group Co. Ltd.*(2)	194,661
1,072,900	CMOC Group Ltd.	928,973
1,330,649	COSCO SHIPPING Holdings Co. Ltd. Class H	1,408,375
4,445,700	Country Garden Holdings Co. Ltd.*(3)	913,329
713,600	CSPC Pharmaceutical Group Ltd.	596,052
2,312,000	Dongfeng Motor Group Co. Ltd. Class H	1,082,081
532,600	Dongyue Group Ltd.	525,444
24,600	ENN Energy Holdings Ltd.	299,008
90,800	ENN Natural Gas Co. Ltd. Class A	233,773
663,000	Focus Media Information Technology Co. Ltd. Class A	692,130
795,000	Foxconn Industrial Internet Co. Ltd. Class A	2,489,837
608,200	Fu Shou Yuan International Group Ltd.	470,287
5,500	G-bits Network Technology Xiamen Co. Ltd. Class A	331,843
878,800	Geely Automobile Holdings Ltd.	1,282,374
120,500	Haier Smart Home Co. Ltd. Class H	396,263
574,100	Haitong Securities Co. Ltd. Class A	832,806
73,268	Hello Group, Inc. ADR	780,304
646,326	Hopson Development Holdings Ltd.*	542,384
136,000	Hundsun Technologies, Inc. Class A	784,000
3,893,900	Industrial & Commercial Bank of China Ltd. Class H	1,901,498
151,460	JA Solar Technology Co. Ltd. Class A	705,517
65,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,345,177
23,800	Jinan Acetate Chemical Co. Ltd.	713,304
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	China - 31.0% - (continued)
27,151	JOYY, Inc. ADR	$ 943,769
75,570	KE Holdings, Inc. ADR*	1,316,429
306,800	Kingboard Holdings Ltd.	853,718
382,300	Kingsoft Corp. Ltd.	1,645,480
996,600	Kunlun Energy Co. Ltd.	815,512
405,000	LONGi Green Energy Technology Co. Ltd. Class A	1,697,132
812,315	Lufax Holding Ltd. ADR	1,445,921
332,700	Meihua Holdings Group Co. Ltd. Class A	432,653
92,738	Meituan Class B*(1)	1,770,379
86,335	MINISO Group Holding Ltd. ADR	1,813,898
289,300	NetEase, Inc.	6,301,047
183,500	New Oriental Education & Technology Group, Inc.*	1,045,311
45,823	PDD Holdings, Inc. ADR*	4,115,822
3,170,800	PetroChina Co. Ltd. Class H	2,324,946
202,400	Ping An Insurance Group Co. of China Ltd. Class H	1,474,835
2,336,900	Powerlong Real Estate Holdings Ltd.*(3)	332,489
19,587	Qifu Technology, Inc. ADR	390,957
2,005,400	Seazen Group Ltd.*	451,608
804,300	Shaanxi Coal Industry Co. Ltd. Class A	1,830,367
4,231,300	Shimao Group Holdings Ltd.*(3)	824,677
376,400	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,455,759
244,250	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	995,263
337,880	Tencent Holdings Ltd.	15,529,343
146,960	Tencent Music Entertainment Group ADR*	1,027,250
354,462	Tongwei Co. Ltd. Class A	1,729,171
116,200	Trip.com Group Ltd.*	4,745,933
54,400	Tsingtao Brewery Co. Ltd. Class H	489,183
52,625	Vipshop Holdings Ltd. ADR*	990,929
362,800	Yadea Group Holdings Ltd.(1)	825,609
39,331	Yum China Holdings, Inc.	2,399,978
373,000	Zhongsheng Group Holdings Ltd.	1,310,518
153,600	ZTE Corp. Class A	842,644
		129,042,021
	Greece - 1.3%
660,200	Alpha Services & Holdings SA*	1,188,961
810,800	Eurobank Ergasias Services & Holdings SA Class A*	1,416,379
13,400	Mytilineos SA	557,651
298,200	National Bank of Greece SA*	2,053,618
91,500	Piraeus Financial Holdings SA*	346,575
		5,563,184
	Hong Kong - 0.7%
49,900	Orient Overseas International Ltd.	833,840
4,269,600	Sino Biopharmaceutical Ltd.	1,936,423
1,762,900	Truly International Holdings Ltd.	220,272
		2,990,535
	India - 12.8%
392,500	Axis Bank Ltd.	4,556,726
11,800	Bajaj Finance Ltd.	1,049,018
142,200	CG Power & Industrial Solutions Ltd.	695,832
976,900	Coal India Ltd.	2,726,566
314,800	DLF Ltd.	1,987,562
12,500	Dr Reddy's Laboratories Ltd.	857,566
19,100	Eicher Motors Ltd.	782,318
34,400	Fertilisers & Chemicals Travancore Ltd.*	198,790
124,700	Hindalco Industries Ltd.	702,981
25,000	Hindustan Aeronautics Ltd.	1,206,171
397,782	ICICI Bank Ltd.	4,847,956
554,500	IDFC Ltd.	801,268
237,900	Indraprastha Gas Ltd.	1,340,981
43,700	IndusInd Bank Ltd.	754,449

55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	India - 12.8% - (continued)
107,618	Infosys Ltd.	$ 1,781,198
21,500	InterGlobe Aviation Ltd.*(1)	678,356
7,500	Jio Financial Services Ltd.*(2)	23,877
205,400	Kalyan Jewellers India Ltd.*	436,516
55,400	KPIT Technologies Ltd.	730,596
313,100	L&T Finance Holdings Ltd.	502,739
216,300	Mahindra & Mahindra Financial Services Ltd.	783,767
84,600	Mahindra & Mahindra Ltd.	1,518,951
327,000	Manappuram Finance Ltd.	553,663
158,300	Max Healthcare Institute Ltd.*	1,145,756
200,700	Oil & Natural Gas Corp. Ltd.	432,832
12,100	PI Industries Ltd.	532,308
793,808	Power Finance Corp. Ltd.	2,526,487
118,200	Rajesh Exports Ltd.	745,852
7,500	Reliance Industries Ltd.	232,822
7,500	Siemens Ltd.	363,447
633,700	State Bank of India	4,786,841
265,700	Tata Motors Ltd.	2,084,799
3,234,600	Tata Steel Ltd.	4,852,811
32,500	TVS Motor Co. Ltd.	544,763
189,300	Varun Beverages Ltd.	1,852,426
282,859	Vedanta Ltd.	951,883
364,500	Wipro Ltd.	1,797,760
10,933	WNS Holdings Ltd. ADR*	755,580
		53,124,214
	Indonesia - 1.8%
5,633,200	Adaro Energy Indonesia Tbk PT	901,146
13,873,400	Bank Mandiri Persero Tbk PT	5,273,908
4,763,400	Sumber Alfaria Trijaya Tbk PT	852,926
293,200	United Tractors Tbk PT	535,640
		7,563,620
	Malaysia - 0.1%
347,200	Genting Bhd	331,961
	Mexico - 3.8%
375,900	Arca Continental SAB de CV	3,771,571
363,200	Fibra Uno Administracion SA de CV REIT	545,939
73,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,404,161
79,900	Grupo Aeroportuario del Sureste SAB de CV Class B	2,266,879
707,600	Grupo Bimbo SAB de CV Series A	3,677,661
165,200	Grupo Financiero Banorte SAB de CV Class O	1,566,465
363,100	Grupo Financiero Inbursa SAB de CV Class O*	884,277
337,400	Kimberly-Clark de Mexico SAB de CV Class A	795,696
16,262	Ternium SA ADR	726,098
		15,638,747
	Poland - 0.8%
31,000	Bank Polska Kasa Opieki SA	915,364
19,500	Dino Polska SA*(1)	2,171,521
		3,086,885
	Qatar - 1.4%
1,030,324	Barwa Real Estate Co.	795,266
1,140,050	Industries Qatar QSC	4,175,272
201,200	Ooredoo QPSC	631,790
		5,602,328
	Romania - 0.3%
207,199	NEPI Rockcastle NV	1,241,427
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(2)	—
59,500	LUKOIL PJSC ADR*(2)	—
94,256	Magnit PJSC GDR*(2)	—
8,412	Novatek PJSC GDR*(2)	—
574	PhosAgro PJSC*(2)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Russia - 0.0% - (continued)
89,080	PhosAgro PJSC GDR*(2)	$ —
432,620	Surgutneftegas PJSC ADR*(2)	—
		—
	Saudi Arabia - 2.8%
46,200	Al Hammadi Holding	724,107
11,400	Arabian Contracting Services Co.	601,663
20,600	Arabian Internet & Communications Services Co.	2,004,211
12,600	Elm Co.	2,284,497
80,200	Etihad Etisalat Co.	1,001,538
8,500	Nahdi Medical Co.	393,779
113,300	SABIC Agri-Nutrients Co.	4,354,905
4,950	Saudi Research & Media Group*	246,999
		11,611,699
	South Africa - 1.4%
591,700	Growthpoint Properties Ltd. REIT	419,198
97,190	Harmony Gold Mining Co. Ltd. ADR	416,945
113,531	Investec Ltd.	708,658
45,900	Kumba Iron Ore Ltd.	1,259,087
293,200	Standard Bank Group Ltd.	3,131,401
		5,935,289
	South Korea - 14.1%
82,011	BNK Financial Group, Inc.	434,951
28,100	Classys, Inc.	675,226
23,700	DB HiTek Co. Ltd.	1,098,134
5,400	DB Insurance Co. Ltd.	319,304
197,663	DGB Financial Group, Inc.	1,133,549
50,457	Hana Financial Group, Inc.	1,554,858
14,600	Hankook Tire & Technology Co. Ltd.	442,837
27,100	Hanmi Semiconductor Co. Ltd.	1,031,255
7,300	HD Hyundai Electric Co. Ltd.	425,492
75,100	HMM Co. Ltd.	1,030,822
37,100	HPSP Co. Ltd.	1,084,170
24,600	Hyundai Engineering & Construction Co. Ltd.	721,994
13,808	Hyundai Mobis Co. Ltd.	2,522,947
27,400	Hyundai Motor Co.	4,212,843
29,400	Hyundai Rotem Co. Ltd.*	723,111
53,800	Hyundai Steel Co.	1,525,180
261,026	Industrial Bank of Korea	2,128,037
25,300	JYP Entertainment Corp.	2,708,690
129,372	KB Financial Group, Inc.	5,181,529
71,471	Kia Corp.	4,638,418
17,800	Korea Investment Holdings Co. Ltd.	682,078
92,400	KT Corp.	2,139,755
4,200	LG Electronics, Inc.	357,510
73,100	LG Uplus Corp.	573,758
4,800	Lotte Shopping Co. Ltd.	263,600
8,100	LX Semicon Co. Ltd.	650,549
22,500	NHN Corp.*	443,256
7,600	OCI Holdings Co. Ltd.	652,268
9,500	Orion Corp.	845,550
101,700	Pan Ocean Co. Ltd.	381,352
7,376	POSCO Holdings, Inc.	3,716,628
210,834	Samsung Electronics Co. Ltd.	11,543,716
20,600	Samsung Engineering Co. Ltd.*	597,545
53,000	SD Biosensor, Inc.	538,537
15,300	Seegene, Inc.	279,697
154,977	Woori Financial Group, Inc.	1,416,361
		58,675,507
	Taiwan - 13.7%
185,600	Accton Technology Corp.	2,264,386
30,600	Alexander Marine Co. Ltd.	555,612
128,234	Asia Vital Components Co. Ltd.	1,317,808
21,200	Bora Pharmaceuticals Co. Ltd.	609,141
988,400	China Airlines Ltd.	785,997

56

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Taiwan - 13.7% - (continued)
3,900	eMemory Technology, Inc.	$ 231,108
58,600	Evergreen Marine Corp. Taiwan Ltd.	194,331
130,000	Fitipower Integrated Technology, Inc.	585,108
261,500	Gigabyte Technology Co. Ltd.	2,621,276
47,000	Global Unichip Corp.	2,458,314
125,200	Gourmet Master Co. Ltd.	492,786
83,100	Great Tree Pharmacy Co. Ltd.	1,106,597
749,900	Hon Hai Precision Industry Co. Ltd.	2,594,902
105,400	International Games System Co. Ltd. Class C	2,058,006
19,826	Lotes Co. Ltd.	472,398
122,900	Lotus Pharmaceutical Co. Ltd.*	1,123,024
141,700	Makalot Industrial Co. Ltd.	1,407,774
92,000	MediaTek, Inc.	2,024,452
327,100	Novatek Microelectronics Corp.	4,423,547
930,300	Quanta Computer, Inc.	7,077,591
55,000	Sitronix Technology Corp.	386,312
1,117,976	Taiwan Semiconductor Manufacturing Co. Ltd.	20,187,962
20,000	WinWay Technology Co. Ltd.	500,313
105,500	Wowprime Corp.*	991,237
415,200	Yang Ming Marine Transport Corp.	615,910
		57,085,892
	Thailand - 3.2%
247,700	Bangkok Bank PCL	1,236,888
332,200	Bumrungrad Hospital PCL	2,096,343
1,054,400	Central Pattana PCL	2,094,707
615,500	Central Plaza Hotel PCL*	849,647
974,000	Krung Thai Bank PCL	583,340
335,200	Minor International PCL	323,167
545,000	PTT Exploration & Production PCL	2,546,523
441,700	SCB X PCL	1,445,288
195,400	Thonburi Healthcare Group PCL	382,480
23,680,400	TMBThanachart Bank PCL	1,189,944
3,850,500	WHA Corp. PCL	557,966
		13,306,293
	Turkey - 0.5%
25,300	Pegasus Hava Tasimaciligi AS*	790,928
56,600	Tofas Turk Otomobil Fabrikasi AS	634,448
89,300	Turk Hava Yollari AO*	776,577
		2,201,953
	United Arab Emirates - 1.2%
289,195	Abu Dhabi Commercial Bank PJSC	691,315
223,645	Abu Dhabi Islamic Bank PJSC	684,410
1,269,100	Emaar Properties PJSC	2,335,204
283,700	Emirates NBD Bank PJSC	1,312,713
		5,023,642
	Total Common Stocks (cost $363,238,084)	$ 395,208,334
PREFERRED STOCKS - 2.1%
	Brazil - 2.1%
259,906	Cia Energetica de Minas Gerais (Preference Shares)(4)	$ 696,381
321,805	Gerdau SA (Preference Shares)(4)	1,990,546
918,400	Petroleo Brasileiro SA (Preference Shares)(4)	6,042,067
	Total Preferred Stocks (cost $6,600,432)	$ 8,728,994
	Total Long-Term Investments (cost $369,838,516)	$ 403,937,328
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,975,091	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $1,975,381; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $2,014,693		$ 1,975,091
	Securities Lending Collateral - 0.0%
43,399	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		43,399
144,663	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		144,663
43,399	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		43,399
43,399	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		43,399
			274,860
	Total Short-Term Investments (cost $2,249,951)		$ 2,249,951
	Total Investments (cost $372,088,467)	97.6%	$ 406,187,279
	Other Assets and Liabilities	2.4%	9,778,375
	Total Net Assets	100.0%	$ 415,965,654
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $8,926,287, representing 2.1% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

57

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	09/15/2023	$ 3,953,625	$ 175,525
Total futures contracts				$ 175,525
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 16,684,814	$ 16,684,814	$ —	$ —
Chile	498,323	498,323	—	—
China	129,042,021	17,537,693	111,309,667	194,661
Greece	5,563,184	—	5,563,184	—
Hong Kong	2,990,535	—	2,990,535	—
India	53,124,214	755,580	52,344,757	23,877
Indonesia	7,563,620	—	7,563,620	—
Malaysia	331,961	—	331,961	—
Mexico	15,638,747	15,638,747	—	—
Poland	3,086,885	—	3,086,885	—
Qatar	5,602,328	631,790	4,970,538	—
Romania	1,241,427	1,241,427	—	—
Russia	—	—	—	—
Saudi Arabia	11,611,699	11,611,699	—	—
South Africa	5,935,289	4,676,202	1,259,087	—
South Korea	58,675,507	—	58,675,507	—
Taiwan	57,085,892	—	57,085,892	—
Thailand	13,306,293	9,522,882	3,783,411	—
Turkey	2,201,953	—	2,201,953	—
United Arab Emirates	5,023,642	1,375,725	3,647,917	—
Preferred Stocks	8,728,994	8,728,994	—	—
Short-Term Investments	2,249,951	274,860	1,975,091	—
Futures Contracts(2)	175,525	175,525	—	—
Total	$ 406,362,804	$ 89,354,261	$ 316,790,005	$ 218,538

(1)	For the period ended July 31, 2023, investments valued at $595,643 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3%
	Brazil - 1.1%
$ 200,000	Aegea Finance Sarl 6.75%, 05/20/2029(1)	$ 189,348
200,000	CSN Resources SA 4.63%, 06/10/2031(1)	158,464
		347,812
	Bulgaria - 0.6%
EUR 200,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	184,596
	Chile - 1.1%
$ 200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	184,468
205,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(1)	174,763
		359,231
	China - 2.3%
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	193,599
200,000	CMB International Leasing Management Ltd. 2.75%, 08/12/2030(1)	165,394
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)	30,812
200,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(1)	175,012
200,000	Prosus NV 3.68%, 01/21/2030(1)	170,670
		735,487
	Colombia - 1.9%
250,000	AI Candelaria Spain SA 5.75%, 06/15/2033(2)	190,425
265,000	Ecopetrol SA 6.88%, 04/29/2030	249,563
155,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	143,769
		583,757
	Czech Republic - 0.6%
200,000	Energo-Pro AS 8.50%, 02/04/2027(1)	194,000
	Georgia - 0.6%
200,000	Silknet JSC 8.38%, 01/31/2027(1)	196,240
	Ghana - 0.6%
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)(3)	177,751
	Guatemala - 0.5%
180,000	Millicom International Cellular SA 5.13%, 01/15/2028(1)	161,350
	Hong Kong - 0.8%
250,000	Bank of East Asia Ltd. 5.13%, 07/07/2028, (5.13% fixed rate until 07/07/2027; 1 yr. USD CMT + 1.90% thereafter)(1)(4)	235,341
	India - 2.2%
188,000	Greenko Dutch BV 3.85%, 03/29/2026(2)(3)	170,610
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	162,789
200,000	REC Ltd. 5.63%, 04/11/2028(2)	197,639
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	158,968
		690,006
	Indonesia - 1.1%
166,214	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	162,915
200,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(1)	183,294
		346,209
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Israel - 1.4%
	Energian Israel Finance Ltd.
$ 120,000	5.88%, 03/30/2031(1)	$ 104,851
80,000	8.50%, 09/30/2033(1)	80,000
200,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)	197,227
60,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	56,331
		438,409
	Kazakhstan - 0.6%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	176,753
	Macau - 1.1%
200,000	Sands China Ltd. 4.30%, 01/08/2026	190,043
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	154,078
		344,121
	Mexico - 1.6%
	America Movil SAB de CV
200,000	4.70%, 07/21/2032	192,638
MXN 2,000,000	9.50%, 01/27/2031	117,229
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(4)	203,650
		513,517
	Morocco - 0.6%
200,000	OCP SA 4.50%, 10/22/2025(1)	193,790
	Panama - 0.5%
198,210	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	172,040
	Paraguay - 0.4%
182,568	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(5)	127,239
	Peru - 1.3%
45,000	Banco de Credito del Peru SA 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	41,735
200,000	Consorcio Transmantaro SA 5.20%, 04/11/2038(1)	189,041
200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	192,969
		423,745
	Philippines - 0.5%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	149,597
	Qatar - 0.9%
290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	274,413
	Romania - 0.4%
EUR 100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.87% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	114,330
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(1)(6)(7)	—

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Saudi Arabia - 1.3%
$ 270,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046(1)	$ 210,533
200,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	184,756
		395,289
	Singapore - 1.2%
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(4)	186,597
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	187,897
		374,494
	South Africa - 1.1%
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(1)	196,800
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	162,550
		359,350
	South Korea - 0.6%
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	203,058
	Thailand - 0.5%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(4)	171,998
	Turkey - 0.6%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	180,412
	Ukraine - 0.3%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	104,000
	United Arab Emirates - 2.3%
200,000	Abu Dhabi Commercial Bank PJSC 4.50%, 09/14/2027(1)	194,786
200,000	DAE Funding LLC 2.63%, 03/20/2025(1)	188,000
200,000	First Abu Dhabi Bank PJSC 4.38%, 04/24/2028(1)	194,318
177,420	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	150,834
		727,938
	United Kingdom - 0.7%
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(2)(4)	213,012
	Total Corporate Bonds (cost $10,472,904)	$ 9,869,285
FOREIGN GOVERNMENT OBLIGATIONS - 62.1%
	Argentina - 0.2%
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	$ 5,127
8,645,000	16.00%, 10/17/2023	26,770
3,970,000	Ciudad Autonoma De Buenos Aires 95.54%, 03/29/2024, BADLAR + 3.25%(8)	13,896
		45,793
	Brazil - 2.0%
BRL 1,301,000	Brazil Letras do Tesouro Nacional 11.26%, 07/01/2025(5)	228,189
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Brazil - 2.0% - (continued)
	Brazil Notas do Tesouro Nacional
BRL 420,928	6.00%, 08/15/2030(9)	$ 93,782
342,519	6.00%, 08/15/2050(9)	78,026
640,000	10.00%, 01/01/2029	132,323
484,000	10.00%, 01/01/2033	97,712
		630,032
	Chile - 2.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 25,000,000	4.50%, 03/01/2026	29,246
175,000,000	4.70%, 09/01/2030(1)	201,189
55,000,000	5.00%, 10/01/2028(1)	64,712
70,000,000	5.30%, 11/01/2037(1)	84,203
170,000,000	6.00%, 04/01/2033(1)	213,471
50,000,000	7.00%, 05/01/2034(1)	67,533
		660,354
	China - 3.1%
	China Government Bonds
CNY 1,280,000	1.99%, 04/09/2025	178,677
700,000	2.62%, 04/15/2028	98,889
590,000	2.62%, 06/25/2030	82,406
1,790,000	2.80%, 03/25/2030	253,007
430,000	2.85%, 06/04/2027	61,317
390,000	2.88%, 02/25/2033	55,618
290,000	3.01%, 05/13/2028	41,714
310,000	3.25%, 06/06/2026	44,732
250,000	3.25%, 11/22/2028	36,426
610,000	3.28%, 12/03/2027	88,831
260,000	3.81%, 09/14/2050	41,483
		983,100
	Colombia - 2.2%
	Colombia TES
COP 179,100,000	5.75%, 11/03/2027	39,168
164,900,000	6.00%, 04/28/2028	35,998
158,100,000	6.25%, 07/09/2036	28,986
240,600,000	7.00%, 03/26/2031	51,473
903,500,000	7.75%, 09/18/2030	204,536
625,100,000	9.25%, 05/28/2042	143,474
287,000,000	10.00%, 07/24/2024	73,916
400,200,000	13.25%, 02/09/2033	119,986
		697,537
	Czech Republic - 4.1%
	Czech Republic Government Bonds
CZK 2,640,000	0.05%, 11/29/2029	93,794
2,940,000	0.95%, 05/15/2030(1)	109,922
680,000	1.20%, 03/13/2031	25,377
1,210,000	1.50%, 04/24/2040	37,536
1,780,000	1.75%, 06/23/2032	67,998
560,000	1.95%, 07/30/2037	19,949
2,820,000	2.00%, 10/13/2033	107,433
610,000	2.50%, 08/25/2028(1)	25,749
4,900,000	2.75%, 07/23/2029	207,708
660,000	4.20%, 12/04/2036(1)	30,529
3,530,000	4.90%, 04/14/2034	173,355
6,810,000	5.00%, 09/30/2030	329,324
1,410,000	6.00%, 02/26/2026	66,940
		1,295,614
	Hungary - 1.3%
	Hungary Government Bonds
HUF 19,300,000	1.00%, 11/26/2025	45,928
78,620,000	3.00%, 10/27/2027	185,459

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Hungary - 1.3% - (continued)
HUF 10,620,000	3.00%, 08/21/2030	$ 23,696
60,030,000	6.75%, 10/22/2028	164,114
		419,197
	Indonesia - 6.0%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	66,438
140,000,000	6.13%, 05/15/2028	9,289
5,661,000,000	6.38%, 08/15/2028	381,517
3,707,000,000	6.38%, 04/15/2032	246,095
2,288,000,000	6.50%, 02/15/2031	152,606
489,000,000	7.00%, 05/15/2027	33,439
3,342,000,000	7.00%, 02/15/2033	232,887
816,000,000	7.50%, 08/15/2032	58,218
854,000,000	7.50%, 05/15/2038	61,681
1,806,000,000	8.25%, 06/15/2032	134,894
889,000,000	8.38%, 03/15/2024	59,795
3,457,000,000	8.38%, 03/15/2034	263,837
1,774,000,000	8.38%, 04/15/2039	138,056
495,000,000	8.75%, 05/15/2031	37,741
		1,876,493
	Malaysia - 7.6%
	Malaysia Government Bonds
MYR 355,000	3.48%, 06/14/2024	78,942
375,000	3.50%, 05/31/2027	82,809
1,030,000	3.58%, 07/15/2032	223,128
255,000	3.76%, 05/22/2040	54,265
723,000	3.83%, 07/05/2034	158,487
1,585,000	3.88%, 03/14/2025	354,428
951,000	3.89%, 08/15/2029	212,288
350,000	3.90%, 11/30/2026	78,570
260,000	3.91%, 07/15/2026	58,313
810,000	3.96%, 09/15/2025	181,616
40,000	4.64%, 11/07/2033	9,466
455,000	4.89%, 06/08/2038	110,625
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	207,543
700,000	3.66%, 10/15/2024	155,785
455,000	3.73%, 03/31/2026	101,457
920,000	4.13%, 08/15/2025	207,186
340,000	4.13%, 07/09/2029	76,751
210,000	4.25%, 09/30/2030	47,821
		2,399,480
	Mexico - 12.5%
	Mexico Bonos
MXN 1,564,900	5.00%, 03/06/2025	86,660
10,808,200	5.50%, 03/04/2027	570,050
3,851,300	7.50%, 05/26/2033	209,879
1,555,400	7.75%, 11/23/2034	85,835
5,015,900	7.75%, 11/13/2042	267,171
2,362,600	8.00%, 11/07/2047	128,524
1,765,200	8.00%, 07/31/2053	95,460
4,181,700	8.50%, 11/18/2038	241,897
3,292,100	10.00%, 11/20/2036	214,870
	Mexico Cetes
144,637,800	0.00%, 01/23/2025(5)	740,767
255,232,500	0.00%, 03/20/2025(5)	1,284,134
		3,925,247
	Peru - 3.2%
	Peru Government Bonds
PEN 1,070,000	5.94%, 02/12/2029	293,319
142,000	6.15%, 08/12/2032	38,104
245,000	6.35%, 08/12/2028	68,881
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Peru - 3.2% - (continued)
PEN 340,000	6.90%, 08/12/2037	$ 94,842
1,020,000	6.95%, 08/12/2031	290,169
712,000	7.30%, 08/12/2033(1)	205,307
		990,622
	Poland - 3.9%
	Republic of Poland Government Bonds
PLN 640,000	1.25%, 10/25/2030	122,004
2,322,000	1.75%, 04/25/2032	434,993
155,000	2.50%, 07/25/2026	35,774
555,000	2.75%, 04/25/2028	124,294
390,000	2.75%, 10/25/2029	84,715
130,000	3.25%, 07/25/2025	31,179
164,000	3.75%, 05/25/2027	38,776
70,000	6.00%, 10/25/2033	18,174
145,000	6.95%, 11/25/2026, 6 mo. PLN WIBOR + 0.00%(8)	35,710
1,060,000	7.50%, 07/25/2028	289,634
		1,215,253
	Romania - 2.9%
	Romania Government Bonds
RON 725,000	3.65%, 09/24/2031	133,238
150,000	3.70%, 11/25/2024	32,329
120,000	4.75%, 10/11/2034	22,903
190,000	4.85%, 07/25/2029	39,170
95,000	5.00%, 02/12/2029	19,818
340,000	5.80%, 07/26/2027	73,923
705,000	6.70%, 02/25/2032	158,594
245,000	8.00%, 04/29/2030	58,843
1,140,000	8.25%, 09/29/2032	282,739
425,000	8.75%, 10/30/2028	103,779
		925,336
	South Africa - 5.9%
	Republic of South Africa Government Bonds
ZAR 9,645,000	6.25%, 03/31/2036	350,502
371,770	6.50%, 02/28/2041	12,531
610,000	7.00%, 02/28/2031	27,741
16,811,000	8.25%, 03/31/2032	802,397
7,765,000	8.50%, 01/31/2037	336,673
4,868,000	8.75%, 01/31/2044	202,287
1,674,000	9.00%, 01/31/2040	72,993
1,180,000	11.63%, 03/31/2053	63,391
		1,868,515
	Supranational - 0.3%
9,000,000	Asian Development Bank 0.00%, 04/30/2040(5)	82,339
TRY 500,000	International Finance Corp. 0.00%, 05/09/2027(5)	5,939
		88,278
	Thailand - 3.7%
	Thailand Government Bonds
THB 1,500,000	0.75%, 09/17/2024	43,131
3,777,000	1.60%, 12/17/2029	104,577
3,630,000	2.00%, 12/17/2031	101,849
1,166,000	2.00%, 06/17/2042	29,531
3,335,000	2.13%, 12/17/2026	96,881
2,065,000	2.88%, 12/17/2028	61,678
735,000	2.88%, 06/17/2046	20,299
4,840,000	3.30%, 06/17/2038	148,797
1,545,000	3.35%, 06/17/2033	47,958
5,467,000	3.40%, 06/17/2036	169,095

61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Thailand - 3.7% - (continued)
THB 2,155,000	3.45%, 06/17/2043		$ 66,816
4,225,000	3.65%, 06/20/2031		132,922
2,970,000	3.78%, 06/25/2032		95,111
1,770,000	4.88%, 06/22/2029		58,491
			1,177,136
	Uruguay - 1.1%
	Uruguay Government International Bonds
UYU 9,242,000	8.50%, 03/15/2028(1)		240,054
3,873,500	9.75%, 07/20/2033		107,643
			347,697
	Total Foreign Government Obligations (cost $19,829,673)		$ 19,545,684
	Total Long-Term Investments (cost $30,302,577)		$ 29,414,969
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.4%
$ 120,596	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $120,614; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $123,066		$ 120,596
	Securities Lending Collateral - 0.8%
41,476	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(10)		41,476
138,255	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(10)		138,255
41,477	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(10)		41,477
41,477	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(10)		41,477
			262,685
	Total Short-Term Investments (cost $383,281)		$ 383,281
	Total Investments Excluding Purchased Options (cost $30,685,858)	94.6%	$ 29,798,250
	Total Purchased Options (cost $120,708)	0.3%	$ 102,605
	Total Investments (cost $30,806,566)	94.9%	$ 29,900,855
	Other Assets and Liabilities	5.1%	1,601,656
	Total Net Assets	100.0%	$ 31,502,511
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $8,715,146, representing 27.7% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $1,647,335, representing 5.2% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Current yield as of period end.

62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

OTC Option Contracts Outstanding at July 31, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put USD	BOA	1.16	EUR	01/15/2024	560,000	EUR	560,000	$ 2,252	$ 3,970	$ (1,718)
Call USD vs. Put BRL	GSC	4.95	USD	09/12/2023	152,000	USD	152,000	1,026	4,113	(3,087)
Call USD vs. Put BRL	JPM	4.89	USD	09/18/2023	153,000	USD	153,000	1,638	4,068	(2,430)
Call USD vs. Put BRL	GSC	5.63	USD	10/10/2023	334,000	USD	334,000	334	6,319	(5,985)
Call USD vs. Put BRL	DEUT	5.25	USD	01/25/2024	472,000	USD	472,000	6,978	7,829	(851)
Call USD vs. Put CNH	BNP	7.03	USD	01/16/2024	314,000	USD	314,000	4,980	4,710	270
Call USD vs. Put MXN	MSC	17.18	USD	10/13/2023	622,000	USD	622,000	9,127	12,746	(3,619)
Call USD vs. Put MXN	DEUT	17.44	USD	01/15/2024	622,000	USD	622,000	16,019	19,828	(3,809)
Call USD vs. Put THB	MSC	34.85	USD	08/07/2023	302,000	USD	302,000	193	2,189	(1,996)
Call USD vs. Put ZAR	JPM	20.00	USD	09/29/2023	305,000	USD	305,000	908	3,775	(2,867)
Total Call								$ 43,455	$ 69,547	$ (26,092)
Put
Call BRL vs. Put USD	GSC	4.95	USD	09/12/2023	152,000	USD	152,000	$ 6,930	$ 4,113	$ 2,817
Call BRL vs. Put USD	JPM	4.89	USD	09/18/2023	153,000	USD	153,000	5,378	4,068	1,310
Call CLP vs. Put USD	BOA	763.00	USD	08/08/2023	225,000	USD	225,000	—	2,380	(2,380)
Call CNH vs. Put USD	BNP	7.03	USD	01/16/2024	314,000	USD	314,000	4,557	4,708	(151)
Call HUF vs. Put USD	CBK	333.20	USD	12/21/2023	307,000	USD	307,000	1,881	3,928	(2,047)
Call INR vs. Put USD	BOA	81.34	USD	12/06/2023	305,000	USD	305,000	1,312	1,220	92
Call MXN vs. Put USD	MSC	17.18	USD	10/13/2023	622,000	USD	622,000	16,681	12,747	3,934
Call MXN vs. Put USD	DEUT	17.44	USD	01/15/2024	622,000	USD	622,000	22,411	17,997	4,414
Total Put								$ 59,150	$ 51,161	$ 7,989
Total purchased OTC option contracts								$ 102,605	$ 120,708	$ (18,103)
Written option contracts:
Call
Call USD vs. Put CLP	BOA	848.75	USD	08/08/2023	(225,000)	USD	(225,000)	$ (1,037)	$ (2,909)	$ 1,872
Call USD vs. Put ILS	BOA	3.72	USD	09/05/2023	(150,000)	USD	(150,000)	(1,341)	(3,019)	1,678
Call USD vs. Put ILS	CBK	3.69	USD	10/26/2023	(629,000)	USD	(629,000)	(10,727)	(14,024)	3,297
Call USD vs. Put THB	MSC	33.74	USD	08/07/2023	(302,000)	USD	(302,000)	(4,306)	(5,307)	1,001
Call USD vs. Put THB	MSC	34.45	USD	09/08/2023	(362,000)	USD	(362,000)	(2,718)	(5,883)	3,165
Call USD vs. Put THB	MSC	34.15	USD	12/07/2023	(362,000)	USD	(362,000)	(5,693)	(7,989)	2,296
Total Call								$ (25,822)	$ (39,131)	$ 13,309
Puts
Call BRL vs. Put USD	GSC	4.79	USD	10/10/2023	(334,000)	USD	(334,000)	$ (8,116)	$ (5,291)	$ (2,825)
Call BRL vs. Put USD	DEUT	4.58	USD	01/25/2024	(472,000)	USD	(472,000)	(6,281)	(6,055)	(226)
Call ILS vs. Put USD	BOA	3.72	USD	09/05/2023	(150,000)	USD	(150,000)	(3,298)	(2,820)	(478)
Call ILS vs. Put USD	CBK	3.69	USD	10/26/2023	(629,000)	USD	(629,000)	(15,383)	(13,103)	(2,280)
Call THB vs. Put USD	MSC	34.45	USD	09/08/2023	(362,000)	USD	(362,000)	(6,687)	(5,882)	(805)
Call THB vs. Put USD	MSC	34.15	USD	12/07/2023	(362,000)	USD	(362,000)	(9,594)	(7,989)	(1,605)
Total puts								$ (49,359)	$ (41,140)	$ (8,219)
Total Written Option Contracts OTC option contracts								$ (75,181)	$ (80,271)	$ 5,090

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	4	09/29/2023	$ 812,125	$ (5,039)
U.S. Treasury 5-Year Note Future	1	09/29/2023	106,820	(17)
U.S. Treasury Ultra Bond Future	3	09/20/2023	396,656	(8,248)
Total				$ (13,304)
Short position contracts:
Euro-BOBL Future	7	09/07/2023	$ 891,948	$ 1,927
U.S. Treasury 10-Year Note Future	16	09/20/2023	1,782,500	26,952
63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Long Bond Future	1	09/20/2023	$ 124,437	$ 2,694
Total				$ 31,573
Total futures contracts				$ 18,269

OTC Interest Rate Swap Contracts Outstanding at July 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	BZDIOVRA	12.79% Fixed	BRL	329,764	01/04/2027	At Maturity	$ —	$ —	$ 3,979	$ 3,979
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	—	—	10,600	10,600
MSC	BZDIOVRA	12.81% Fixed	BRL	385,965	01/04/2027	At Maturity	—	—	4,705	4,705
MSC	BZDIOVRA	12.82% Fixed	BRL	791,847	01/02/2025	At Maturity	—	—	3,523	3,523
Total OTC interest rate swap contracts							$ —	$ —	$ 22,807	$ 22,807

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	11.10% Fixed	MXN	20,295,000	05/23/2024	Lunar	$ —	$ —	$ (254)	$ (254)
9.86% Fixed	1 Mo. MXN TIIE	MXN	20,460,000	05/22/2025	Lunar	—	—	863	863
1 Mo. MXN TIIE	9.11% Fixed	MXN	7,025,000	05/21/2026	Lunar	—	—	(740)	(740)
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	171	171
9.08% Fixed	1 Mo. MXN TIIE	MXN	4,490,000	02/18/2030	Lunar	—	—	(9,917)	(9,917)
8.31% Fixed	1 Mo. MXN TIIE	MXN	4,925,000	02/25/2032	Lunar	—	—	(329)	(329)
3 Mo. COP CPIBR	7.72% Fixed	COP	699,595,000	09/20/2028	Quarterly	—	—	364	364
7.74% Fixed	3 Mo. COP CPIBR	COP	420,960,000	09/20/2033	Quarterly	—	—	(290)	(290)
3 Mo. ILS TELBOR	3.39% Fixed	ILS	890,000	09/20/2028	Annual	—	—	(2,937)	(2,937)
3.79% Fixed	3 Mo. ILS TELBOR	ILS	475,000	09/20/2033	Annual	—	—	(1,197)	(1,197)
9.17% Fixed	3 Mo. ZAR JIBAR	ZAR	18,660,000	09/20/2028	Quarterly	—	—	(29,577)	(29,577)
3 Mo. ZAR JIBAR	9.61% Fixed	ZAR	1,850,000	09/20/2030	Quarterly	—	—	3,846	3,846
3 Mo. ZAR JIBAR	9.49% Fixed	ZAR	300,000	09/20/2030	Quarterly	—	—	521	521
3 Mo. ZAR JIBAR	10.08% Fixed	ZAR	12,040,000	09/20/2033	Quarterly	—	—	31,488	31,488
6 Mo. CLP CLICP	6.42% Fixed	CLP	1,289,975,000	09/20/2025	Semi-annual	—	—	30,618	30,618
6 Mo. CLP CLICP	5.62% Fixed	CLP	288,415,000	09/20/2026	Semi-annual	—	—	4,842	4,842
6 Mo. CLP CLICP	5.20% Fixed	CLP	148,920,000	09/20/2026	Semi-annual	—	—	451	451
6 Mo. CLP CLICP	5.16% Fixed	CLP	148,920,000	09/20/2026	Semi-annual	—	—	256	256
5.16% Fixed	6 Mo. CLP CLICP	CLP	503,600,000	09/20/2028	Semi-annual	—	—	(7,285)	(7,285)
5.16% Fixed	6 Mo. CLP CLICP	CLP	622,095,000	09/20/2028	Semi-annual	—	—	(9,065)	(9,065)
5.16% Fixed	6 Mo. CLP CLICP	CLP	849,210,000	09/20/2028	Semi-annual	—	—	(12,130)	(12,130)
6 Mo. CLP CLICP	5.01% Fixed	CLP	80,625,000	09/20/2030	Semi-annual	—	—	588	588
6 Mo. CLP CLICP	4.96% Fixed	CLP	328,535,000	09/20/2033	Semi-annual	—	—	(467)	(467)
6 Mo. CLP CLICP	4.94% Fixed	CLP	219,020,000	09/20/2033	Semi-annual	—	—	(723)	(723)
6 Mo. CZK PRIBOR	5.35% Fixed	CZK	14,295,000	09/20/2025	Annual	—	—	2,785	2,785
6 Mo. CZK PRIBOR	4.23% Fixed	CZK	7,620,000	09/20/2028	Annual	—	—	1,653	1,653
3.98% Fixed	6 Mo. CZK PRIBOR	CZK	4,125,000	09/20/2033	Annual	—	—	(622)	(622)
4.19% Fixed	6 Mo. CZK PRIBOR	CZK	1,565,000	09/20/2033	Annual	—	—	(1,486)	(1,486)
6 Mo. HUF BIBOR	10.07% Fixed	HUF	507,845,000	09/20/2025	Annual	—	—	18,320	18,320
6 Mo. HUF BIBOR	9.83% Fixed	HUF	216,436,000	09/20/2025	Annual	—	—	5,294	5,294
7.76% Fixed	6 Mo. HUF BIBOR	HUF	93,934,000	09/20/2028	Annual	—	—	(5,101)	(5,101)
7.85% Fixed	6 Mo. HUF BIBOR	HUF	385,170,000	09/20/2028	Annual	—	—	(24,882)	(24,882)
6 Mo. HUF BIBOR	6.93% Fixed	HUF	30,480,000	09/20/2030	Annual	—	—	(40)	(40)
6 Mo. HUF BIBOR	6.82% Fixed	HUF	32,895,000	09/20/2030	Annual	—	—	(575)	(575)
6 Mo. HUF BIBOR	7.30% Fixed	HUF	129,240,000	09/20/2033	Annual	—	—	13,431	13,431
6 Mo. PLN WIBOR	5.58% Fixed	PLN	1,685,000	09/20/2025	Annual	—	—	4,200	4,200
6 Mo. PLN WIBOR	4.81% Fixed	PLN	1,740,000	09/20/2025	Annual	—	—	(1,743)	(1,743)
4.27% Fixed	6 Mo. PLN WIBOR	PLN	1,475,000	09/20/2028	Annual	—	—	3,882	3,882
5.02% Fixed	6 Mo. PLN WIBOR	PLN	1,415,000	09/20/2028	Annual	—	—	(7,534)	(7,534)
64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 Mo. PLN WIBOR	4.37% Fixed	PLN	805,000	09/20/2033	Annual	$ —	$ —	$ (3,799)	$ (3,799)
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	1,807	1,807
BZDIOVRA	10.36% Fixed	BRL	695,896	07/01/2026	At Maturity	—	—	581	581
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	502	502
BZDIOVRA	11.72% Fixed	BRL	811,063	01/04/2027	At Maturity	—	—	8,588	8,588
BZDIOVRA	10.36% Fixed	BRL	449,430	01/04/2027	At Maturity	—	—	459	459
BZDIOVRA	10.13% Fixed	BRL	1,039,983	01/04/2027	At Maturity	—	—	225	225
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	4,693	4,693
BZDIOVRA	10.60% Fixed	BRL	281,837	01/02/2029	At Maturity	—	—	592	592
Total centrally cleared interest rate swaps contracts						$ —	$ —	$ 20,327	$ 20,327

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
90,000	AUD	60,153	USD	BCLY	09/20/2023	$ 408
13,811,000	BRL	2,727,305	USD	GSC	09/05/2023	173,901
340,000	BRL	68,782	USD	BNP	09/05/2023	2,640
225,000	BRL	46,118	USD	JPM	09/05/2023	1,146
95,000	BRL	19,912	USD	BCLY	09/05/2023	44
1,228,000	BRL	234,777	USD	BOA	10/10/2023	21,875
815,000	BRL	158,007	USD	GSC	10/13/2023	12,244
1,078,000	BRL	221,219	USD	DEUT	01/29/2024	969
60,000	CAD	45,609	USD	JPM	09/20/2023	(76)
60,000	CAD	45,738	USD	GSC	09/20/2023	(205)
78,992,000	CLP	97,617	USD	MSC	08/10/2023	(3,569)
31,800,000	CLP	39,223	USD	DEUT	09/20/2023	(1,526)
37,900,000	CLP	46,492	USD	JPM	09/20/2023	(1,564)
136,404,000	CLP	165,786	USD	BOA	09/20/2023	(4,090)
87,194,000	CLP	109,533	USD	MSC	09/20/2023	(6,171)
262,000	CNH	36,915	USD	BCLY	09/12/2023	(100)
1,996,000	CNH	277,997	USD	BNP	09/20/2023	2,704
1,092,000	CNH	151,628	USD	GSC	09/20/2023	1,942
877,000	CNH	123,759	USD	DEUT	09/20/2023	(425)
453,000	CNH	64,153	USD	JPM	09/20/2023	(446)
21,198,912	CNH	2,994,747	USD	MSC	09/20/2023	(13,505)
420,905,000	COP	90,928	USD	GSC	08/24/2023	15,589
3,173,185,000	COP	743,091	USD	MSC	09/20/2023	54,459
739,200,000	COP	174,341	USD	CBK	09/20/2023	11,451
95,100,000	COP	22,303	USD	BNP	09/20/2023	1,600
191,929,000	COP	47,851	USD	BOA	09/20/2023	389
8,152,000	CZK	369,124	USD	BCLY	09/20/2023	5,285
8,450,000	CZK	389,384	USD	BNP	09/20/2023	(1,287)
4,720,000	EGP	139,315	USD	GSC	08/30/2023	11,075
324,000	EGP	9,695	USD	GSC	09/11/2023	585
324,000	EGP	8,945	USD	GSC	12/11/2023	726
2,434,000	EUR	2,623,089	USD	DEUT	09/20/2023	59,873
283,000	EUR	308,963	USD	BOA	09/20/2023	2,984
116,000	EUR	125,983	USD	JPM	09/20/2023	1,882
138,000	EUR	150,461	USD	MSC	09/20/2023	1,655
414,000	EUR	455,146	USD	GSC	09/20/2023	1,200
68,000	EUR	74,202	USD	BNP	09/20/2023	754
104,000	GBP	133,651	USD	GSC	09/20/2023	(155)
26,500,000	HUF	75,509	USD	BCLY	09/20/2023	(1,117)
377,939,000	HUF	1,067,178	USD	BNP	09/20/2023	(6,206)
70,300,000	HUF	204,065	USD	BOA	09/20/2023	(6,715)
50,800,000	HUF	149,895	USD	MSC	09/20/2023	(7,287)
1,549,000,000	IDR	102,467	USD	DEUT	09/20/2023	32
307,000,000	IDR	20,416	USD	UBS	09/20/2023	(101)
1,622,000,000	IDR	107,440	USD	GSC	09/20/2023	(109)
20,946,228,000	IDR	1,404,044	USD	JPM	09/20/2023	(17,999)
55,000	ILS	14,765	USD	BOA	09/07/2023	216
1,467,000	ILS	398,080	USD	CBK	09/13/2023	1,602
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
484,000	ILS	131,212	USD	BNP	09/20/2023	$ 687
155,000	ILS	41,981	USD	CBK	09/20/2023	259
525,000	ILS	146,147	USD	DEUT	09/20/2023	(3,075)
815,000	ILS	226,518	USD	BCLY	09/20/2023	(4,416)
1,315,000	ILS	366,160	USD	GSC	09/20/2023	(7,800)
256,000	ILS	69,255	USD	CBK	10/30/2023	632
27,606,000	INR	333,156	USD	BOA	09/20/2023	2,004
1,676,000	INR	20,231	USD	CBK	09/20/2023	117
4,080,000	INR	49,565	USD	JPM	09/20/2023	(30)
4,406,000	INR	52,944	USD	MSC	12/08/2023	396
97,400,000	KRW	76,401	USD	BOA	09/20/2023	50
19,800,000	KZT	41,509	USD	GSC	08/09/2023	2,924
15,750,000	KZT	34,502	USD	GSC	08/10/2023	834
15,750,000	KZT	34,577	USD	JPM	08/11/2023	749
33,800,000	KZT	73,160	USD	GSC	08/18/2023	2,511
6,748,000	MXN	394,920	USD	MSC	09/13/2023	4,773
5,160,000	MXN	298,022	USD	BNP	09/20/2023	7,243
1,710,000	MXN	97,148	USD	BCLY	09/20/2023	4,015
1,807,000	MXN	103,969	USD	JPM	09/20/2023	2,933
4,626,000	MXN	270,894	USD	DEUT	09/20/2023	2,779
3,551,000	MXN	208,665	USD	CBK	09/20/2023	1,411
1,110,000	MXN	64,753	USD	RBC	09/20/2023	915
300,000	MXN	17,536	USD	MSC	09/20/2023	212
7,238,000	MXN	417,416	USD	DEUT	11/30/2023	5,197
24,550,000	MXN	1,368,298	USD	GSC	07/24/2024	9,046
2,113,000	MYR	462,110	USD	BNP	09/20/2023	8,185
840,000	MYR	182,757	USD	DEUT	09/20/2023	4,204
90,000	NZD	54,544	USD	BCLY	09/20/2023	1,359
95,000	NZD	60,440	USD	GSC	09/20/2023	(1,432)
390,000	PEN	106,180	USD	CBK	09/20/2023	1,630
215,000	PEN	58,376	USD	SCB	09/20/2023	1,058
6,790,000	PHP	122,467	USD	MSC	09/20/2023	1,508
6,095,000	PLN	1,450,083	USD	BNP	09/20/2023	67,628
406,000	PLN	98,915	USD	MSC	09/20/2023	2,184
168,000	PLN	41,866	USD	BMO	09/20/2023	(32)
640,000	PLN	159,793	USD	UBS	09/20/2023	(428)
2,773,000	RON	597,114	USD	BNP	09/20/2023	20,039
233,000	RON	51,321	USD	GSC	09/20/2023	536
65,000	RON	14,639	USD	JPM	09/20/2023	(172)
3,303,000	RSD	30,123	USD	CBK	09/20/2023	885
120,000	SGD	88,990	USD	BOA	09/20/2023	1,475
100,000	SGD	75,331	USD	GSC	09/20/2023	57
750,000	THB	21,752	USD	MSC	09/12/2023	251
59,734,000	THB	1,735,488	USD	JPM	09/20/2023	18,213
21,730,000	THB	628,930	USD	BCLY	09/20/2023	9,030
4,260,000	THB	123,981	USD	ANZ	09/20/2023	1,086
2,980,000	THB	88,166	USD	SCB	09/20/2023	(677)
6,060,000	THB	179,471	USD	GSC	09/20/2023	(1,558)
10,428,000	THB	302,919	USD	MSC	09/29/2023	3,477
1,084,000	THB	32,320	USD	JPM	09/29/2023	(469)
841,000	THB	24,583	USD	MSC	12/12/2023	306
1,450,000	TRY	54,378	USD	GSC	08/31/2023	(1,504)
4,990,500	TRY	190,477	USD	GSC	09/20/2023	(10,707)
5,344,000	ZAR	285,038	USD	JPM	08/10/2023	13,479
7,162,000	ZAR	369,187	USD	CBK	09/20/2023	29,406
1,710,000	ZAR	92,268	USD	BOA	09/20/2023	2,900
4,645,000	ZAR	256,702	USD	MSC	09/20/2023	1,811
1,000,000	ZAR	55,878	USD	GSC	09/20/2023	(225)
1,060,000	ZAR	60,041	USD	BCLY	09/20/2023	(1,048)
1,167,000	ZAR	61,572	USD	JPM	10/03/2023	3,305
194,142	USD	290,000	AUD	MSC	09/20/2023	(1,000)
40,248	USD	195,000	BRL	DEUT	09/05/2023	(715)
93,265	USD	451,000	BRL	MSC	09/05/2023	(1,475)
87,402	USD	429,000	BRL	CBK	09/05/2023	(2,717)
340,394	USD	1,680,000	BRL	GSC	09/05/2023	(12,514)
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,504	USD	72,000	BRL	GSC	09/14/2023	$ (602)
13,676	USD	67,000	BRL	JPM	09/20/2023	(369)
327,719	USD	1,576,000	BRL	DEUT	10/10/2023	(1,664)
89,819	USD	120,000	CAD	BCLY	09/20/2023	(1,247)
209,944	USD	168,165,000	CLP	BOA	08/10/2023	9,725
202,923	USD	164,567,000	CLP	DEUT	09/20/2023	7,839
110,339	USD	90,517,000	CLP	BOA	09/20/2023	3,038
88,299	USD	72,300,000	CLP	MSC	09/20/2023	2,593
34,920	USD	28,250,000	CLP	BNP	09/20/2023	1,431
22,554	USD	18,200,000	CLP	GSC	09/20/2023	980
36,961	USD	262,000	CNH	JPM	09/12/2023	146
37,244	USD	265,000	CNH	GSC	09/20/2023	(23)
34,589	USD	247,000	CNH	BCLY	09/20/2023	(147)
571,198	USD	4,088,000	CNH	CBK	09/20/2023	(3,705)
93,479	USD	635,000	CNH	UBS	09/28/2023	4,102
786,744	USD	5,567,000	CNH	JPM	09/28/2023	3,188
48,170	USD	339,000	CNH	JPM	12/12/2023	158
22,603	USD	159,000	CNH	BNP	01/18/2024	7
52,650	USD	220,868,000	COP	GSC	08/24/2023	(3,244)
29,591	USD	117,000,000	COP	BOA	09/20/2023	184
225,279	USD	935,820,000	COP	CBK	09/20/2023	(9,929)
116,311	USD	2,532,000	CZK	GSC	09/20/2023	20
37,750	USD	825,000	CZK	TDB	09/20/2023	(141)
196,425	USD	4,290,000	CZK	BNP	09/20/2023	(607)
55,997	USD	1,240,000	CZK	JPM	09/20/2023	(954)
41,732	USD	1,388,000	EGP	BOA	09/20/2023	(2,153)
157,575	USD	140,000	EUR	MSC	09/20/2023	3,255
225,218	USD	203,000	EUR	BNP	09/20/2023	1,454
179,619	USD	162,000	EUR	GSC	09/20/2023	1,049
59,486	USD	54,000	EUR	TDB	09/20/2023	(37)
44,951	USD	41,000	EUR	CBK	09/20/2023	(242)
113,956	USD	104,000	EUR	SSG	09/20/2023	(682)
3,044,465	USD	2,825,000	EUR	DEUT	09/20/2023	(69,491)
157,780	USD	140,000	EUR	BOA	01/17/2024	2,475
73,843	USD	58,000	GBP	GSC	09/20/2023	(608)
116,818	USD	94,000	GBP	BCLY	09/20/2023	(3,844)
269,955	USD	94,400,000	HUF	GSC	09/20/2023	4,950
202,813	USD	71,400,000	HUF	BOA	09/20/2023	2,375
263,008	USD	93,302,000	HUF	MSC	09/20/2023	1,085
138,647	USD	49,100,000	HUF	BCLY	09/20/2023	810
58,120	USD	20,673,000	HUF	CBK	09/20/2023	85
84,941	USD	29,912,000	HUF	CBK	12/27/2023	2,178
103,162	USD	1,550,625,000	IDR	SCB	09/20/2023	555
85,153	USD	1,279,000,000	IDR	BCLY	09/20/2023	520
109,534	USD	1,648,363,000	IDR	GSC	09/20/2023	460
94,292	USD	1,418,531,000	IDR	JPM	09/20/2023	426
49,832	USD	747,000,000	IDR	BNP	09/20/2023	402
61,628	USD	937,000,000	IDR	DEUT	09/20/2023	(374)
892,442	USD	3,265,000	ILS	GSC	09/20/2023	2,669
244,308	USD	890,000	ILS	BCLY	09/20/2023	1,766
55,244	USD	200,000	ILS	DEUT	09/20/2023	741
97,244	USD	355,000	ILS	CBK	09/20/2023	500
60,742	USD	225,000	ILS	BNP	09/20/2023	(575)
27,596	USD	2,280,000	INR	UBS	09/20/2023	(86)
105,189	USD	8,716,000	INR	BOA	12/08/2023	(329)
40,440	USD	18,400,000	KZT	GSC	08/09/2023	(852)
87,112	USD	1,535,000	MXN	DEUT	09/13/2023	(3,808)
74,977	USD	1,270,000	MXN	BOA	09/20/2023	(156)
109,228	USD	1,850,000	MXN	CIBC	09/20/2023	(218)
63,570	USD	1,110,000	MXN	MSC	09/20/2023	(2,097)
114,786	USD	1,995,000	MXN	UBS	09/20/2023	(3,237)
579,991	USD	10,030,000	MXN	GSC	09/20/2023	(13,382)
622,674	USD	10,869,000	MXN	BNP	09/20/2023	(20,334)
575,655	USD	10,137,000	MXN	CBK	09/20/2023	(24,047)
748,990	USD	13,179,000	MXN	BCLY	09/20/2023	(30,675)
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
78,611	USD	1,352,000	MXN	MSC	10/17/2023	$ (966)
85,725	USD	1,574,000	MXN	MSC	11/30/2023	(6,178)
79,989	USD	1,399,000	MXN	DEUT	01/17/2024	(989)
1,410,595	USD	24,550,000	MXN	GSC	01/24/2024	(8,626)
81,738	USD	380,000	MYR	DEUT	09/20/2023	(2,840)
141,902	USD	235,000	NZD	RBC	09/20/2023	(4,065)
12,308	USD	45,000	PEN	GSC	09/20/2023	(131)
76,737	USD	281,000	PEN	CBK	09/20/2023	(943)
312,356	USD	1,149,000	PEN	BOA	09/20/2023	(5,270)
99,817	USD	5,625,000	PHP	BOA	09/20/2023	(2,887)
102,327	USD	415,000	PLN	GSC	09/20/2023	(1,011)
161,692	USD	665,000	PLN	CBK	09/20/2023	(3,899)
231,710	USD	958,000	PLN	MSC	09/20/2023	(6,841)
61,326	USD	270,000	RON	BCLY	09/20/2023	1,235
51,852	USD	70,000	SGD	JPM	09/20/2023	(920)
200,910	USD	270,000	SGD	SCB	09/20/2023	(2,636)
74,126	USD	2,501,000	THB	MSC	08/09/2023	994
121,812	USD	4,150,000	THB	GSC	09/20/2023	(26)
158,246	USD	5,536,000	THB	JPM	09/20/2023	(4,284)
1,183,844	USD	41,068,000	THB	BCLY	09/20/2023	(21,851)
67,153	USD	1,680,000	TRY	GSC	08/31/2023	5,891
99,119	USD	2,535,000	TRY	GSC	09/20/2023	7,802
147,286	USD	5,727,000	UYU	GSC	09/20/2023	(4,082)
291,182	USD	5,609,000	ZAR	JPM	08/10/2023	(22,136)
53,626	USD	950,000	ZAR	MSC	09/20/2023	755
31,901	USD	580,000	ZAR	JPM	09/20/2023	(378)
321,875	USD	5,909,000	ZAR	GSC	09/20/2023	(6,982)
Total foreign currency contracts						$ 278,325
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 9,869,285	$ —	$ 9,869,285	$ —
Foreign Government Obligations	19,545,684	—	19,545,684	—
Short-Term Investments	383,281	262,685	120,596	—
Purchased Options	102,605	—	102,605	—
Foreign Currency Contracts(2)	710,772	—	710,772	—
Futures Contracts(2)	31,573	31,573	—	—
Swaps - Interest Rate(2)	163,827	—	163,827	—
Total	$ 30,807,027	$ 294,258	$ 30,512,769	$ —
Liabilities
Foreign Currency Contracts(2)	$ (432,447)	$ —	$ (432,447)	$ —
Futures Contracts(2)	(13,304)	(13,304)	—	—
Swaps - Interest Rate(2)	(120,693)	—	(120,693)	—
Written Options	(75,181)	—	(75,181)	—
Total	$ (641,625)	$ (13,304)	$ (628,321)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
68

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Banks - 7.8%
849,743	JP Morgan Chase & Co.	$ 134,225,404
617,206	M&T Bank Corp.	86,322,431
5,144,885	New York Community Bancorp, Inc.	71,359,555
3,290,307	Regions Financial Corp.	67,023,554
661,258	Royal Bank of Canada	65,556,636
		424,487,580
	Capital Goods - 9.1%
289,261	Eaton Corp. PLC	59,391,068
806,853	Emerson Electric Co.	73,706,022
413,501	General Dynamics Corp.	92,450,554
235,553	Honeywell International, Inc.	45,727,904
981,098	Johnson Controls International PLC	68,235,366
233,209	L3Harris Technologies, Inc.	44,190,773
611,696	RTX Corp.	53,786,429
357,073	Siemens AG	60,860,289
		498,348,405
	Consumer Discretionary Distribution & Retail - 3.5%
205,678	Home Depot, Inc.	68,663,544
975,577	LKQ Corp.	53,451,864
809,357	TJX Cos., Inc.	70,033,661
		192,149,069
	Consumer Durables & Apparel - 1.0%
406,584	Lennar Corp. Class A	51,567,049
	Energy - 7.7%
1,278,200	ConocoPhillips	150,469,704
2,764,211	Coterra Energy, Inc.	76,126,371
959,923	EOG Resources, Inc.	127,218,595
528,979	Phillips 66	59,007,607
247,620	TC Energy Corp.	8,874,623
		421,696,900
	Equity Real Estate Investment Trusts (REITs) - 5.2%
759,417	Crown Castle, Inc. REIT	82,237,267
1,682,022	Gaming & Leisure Properties, Inc. REIT	79,828,764
3,139,154	Host Hotels & Resorts, Inc. REIT	57,760,433
796,145	Welltower, Inc. REIT	65,403,312
		285,229,776
	Financial Services - 9.1%
1,041,073	Ares Management Corp. Class A	103,295,263
504,934	Blackstone, Inc.	52,912,034
2,250,680	Equitable Holdings, Inc.	64,572,009
904,954	Fidelity National Information Services, Inc.	54,641,123
159,827	Goldman Sachs Group, Inc.	56,877,634
862,199	Morgan Stanley	78,942,940
789,826	Raymond James Financial, Inc.	86,936,148
		498,177,151
	Food, Beverage & Tobacco - 8.1%
737,208	Archer-Daniels-Midland Co.	62,633,192
887,388	Kellogg Co.	59,357,384
2,176,191	Keurig Dr Pepper, Inc.	74,012,256
624,686	Mondelez International, Inc. Class A	46,307,973
345,168	Pernod Ricard SA	76,099,725
1,242,435	Philip Morris International, Inc.	123,895,618
		442,306,148
	Health Care Equipment & Services - 4.9%
308,167	Becton Dickinson & Co.	85,861,490
146,157	Elevance Health, Inc.	68,932,026
220,585	UnitedHealth Group, Inc.	111,697,626
		266,491,142
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Household & Personal Products - 1.8%
1,827,689	Unilever PLC ADR	$ 98,201,730
	Insurance - 4.1%
1,003,803	American International Group, Inc.	60,509,245
329,037	Chubb Ltd.	67,258,453
1,512,898	MetLife, Inc.	95,267,187
		223,034,885
	Materials - 4.7%
2,651,397	Barrick Gold Corp.	45,842,654
305,661	Celanese Corp. Class A	38,326,833
633,244	LyondellBasell Industries NV Class A	62,602,502
358,022	PPG Industries, Inc.	51,519,366
892,248	Rio Tinto PLC ADR	59,379,104
		257,670,459
	Media & Entertainment - 1.4%
1,663,590	Comcast Corp. Class A	75,294,083
	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
1,014,882	AstraZeneca PLC ADR	72,767,040
113,029	Eli Lilly & Co.	51,377,332
1,017,016	Gilead Sciences, Inc.	77,435,598
780,294	Johnson & Johnson	130,722,654
1,234,940	Merck & Co., Inc.	131,706,351
4,961,805	Pfizer, Inc.	178,922,688
200,099	Roche Holding AG	62,040,963
		704,972,626
	Semiconductors & Semiconductor Equipment - 4.2%
262,698	Analog Devices, Inc.	52,416,132
58,612	Broadcom, Inc.	52,671,674
290,777	NXP Semiconductors NV	64,837,455
465,309	QUALCOMM, Inc.	61,499,891
		231,425,152
	Software & Services - 0.9%
528,870	Amdocs Ltd.	49,523,387
	Technology Hardware & Equipment - 4.4%
2,096,653	Cisco Systems, Inc.	109,109,822
1,880,540	Corning, Inc.	63,825,528
458,312	TE Connectivity Ltd.	65,763,189
		238,698,539
	Transportation - 1.0%
448,471	Canadian National Railway Co.	54,361,358
	Utilities - 6.9%
909,099	American Electric Power Co., Inc.	77,037,049
608,608	Atmos Energy Corp.	74,073,680
2,119,132	Exelon Corp.	88,706,865
821,176	NextEra Energy, Inc.	60,192,201
516,190	Sempra Energy	76,922,634
		376,932,429
	Total Common Stocks (cost $4,210,066,167)	$ 5,390,567,868

69

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 9,688,979	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $9,690,400; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $9,882,855		$ 9,688,979
	Total Short-Term Investments (cost $9,688,979)		$ 9,688,979
	Total Investments (cost $4,219,755,146)	98.9%	$ 5,400,256,847
	Other Assets and Liabilities	1.1%	61,655,985
	Total Net Assets	100.0%	$ 5,461,912,832
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 424,487,580	$ 424,487,580	$ —	$ —
Capital Goods	498,348,405	437,488,116	60,860,289	—
Consumer Discretionary Distribution & Retail	192,149,069	192,149,069	—	—
Consumer Durables & Apparel	51,567,049	51,567,049	—	—
Energy	421,696,900	421,696,900	—	—
Equity Real Estate Investment Trusts (REITs)	285,229,776	285,229,776	—	—
Financial Services	498,177,151	498,177,151	—	—
Food, Beverage & Tobacco	442,306,148	366,206,423	76,099,725	—
Health Care Equipment & Services	266,491,142	266,491,142	—	—
Household & Personal Products	98,201,730	98,201,730	—	—
Insurance	223,034,885	223,034,885	—	—
Materials	257,670,459	257,670,459	—	—
Media & Entertainment	75,294,083	75,294,083	—	—
Pharmaceuticals, Biotechnology & Life Sciences	704,972,626	642,931,663	62,040,963	—
Semiconductors & Semiconductor Equipment	231,425,152	231,425,152	—	—
Software & Services	49,523,387	49,523,387	—	—
Technology Hardware & Equipment	238,698,539	238,698,539	—	—
Transportation	54,361,358	54,361,358	—	—
Utilities	376,932,429	376,932,429	—	—
Short-Term Investments	9,688,979	—	9,688,979	—
Total	$ 5,400,256,847	$ 5,191,566,891	$ 208,689,956	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
70

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
	Asset-Backed - Finance & Insurance - 0.1%
$ 1,096,973	Carlyle Global Market Strategies CLO Ltd. 6.57%, 01/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	$ 1,090,661
	Other Asset-Backed Securities - 3.1%
3,663,231	Apidos CLO XV 6.60%, 04/20/2031, 3 mo. USD Term SOFR + 1.27%(1)(2)	3,641,274
3,275,000	Ares XXXIIR CLO Ltd. 7.32%, 05/15/2030, 3 mo. USD LIBOR + 2.00%(1)(2)	3,251,004
1,750,000	Ares XXXIX CLO Ltd. 6.62%, 04/18/2031, 3 mo. USD Term SOFR + 1.31%(1)(2)	1,734,070
	Bain Capital Credit CLO Ltd.
2,460,000	6.81%, 01/20/2032, 3 mo. USD Term SOFR + 1.48%(1)(2)	2,450,337
1,300,000	7.14%, 01/20/2032, 3 mo. USD Term SOFR + 1.81%(1)(2)	1,267,881
2,465,397	7.18%, 07/19/2031, 3 mo. USD Term SOFR + 1.86%(1)(2)	2,413,599
750,000	Battalion CLO VIII Ltd. 7.12%, 07/18/2030, 3 mo. USD Term SOFR + 1.81%(1)(2)	739,985
350,000	BlueMountain CLO XXVIII Ltd. 7.07%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	337,651
2,465,397	Carlyle Global Market Strategies CLO Ltd. 7.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,425,152
1,165,000	Carlyle U.S. CLO Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,146,892
	CIFC Funding Ltd.
3,820,000	6.69%, 04/20/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	3,791,919
1,232,698	7.01%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,208,049
1,225,275	Dryden 36 Senior Loan Fund 6.59%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,220,733
600,000	Dryden 55 CLO Ltd. 7.12%, 04/15/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	586,985
2,403,205	KKR CLO 28 Ltd. 6.69%, 03/15/2031, 3 mo. USD LIBOR + 1.14%(1)(2)	2,387,204
2,300,000	Madison Park Funding XXIV Ltd. 7.34%, 10/20/2029, 3 mo. USD Term SOFR + 2.01%(1)(2)	2,290,432
1,145,000	Neuberger Berman CLO XV 6.92%, 10/15/2029, 3 mo. USD Term SOFR + 1.61%(1)(2)	1,118,166
3,875,000	Niagara Park CLO Ltd. 6.57%, 07/17/2032, 3 mo. USD Term SOFR + 1.26%(1)(2)	3,843,713
2,650,000	Octagon 57 Ltd. 7.22%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,598,322
1,650,000	Sound Point CLO XVII Ltd. 7.19%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,632,221
2,450,000	TCI-Flatiron CLO Ltd. 6.69%, 01/29/2032, 3 mo. USD LIBOR + 1.06%(1)(2)	2,425,855
		42,511,444
	Total Asset & Commercial Mortgage-Backed Securities (cost $42,761,536)	$ 43,602,105
CONVERTIBLE BONDS - 0.2%
	Airlines - 0.1%
2,075,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,682,400
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2% - (continued)
	Internet - 0.1%
GBP 1,600,000	Trainline PLC 1.00%, 01/14/2026(3)	$ 1,727,346
	Total Convertible Bonds (cost $4,040,992)	$ 3,409,746
CORPORATE BONDS - 3.8%
	Apparel - 0.0%
$ 655,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	$ 667,337
	Commercial Banks - 0.3%
3,570,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	3,550,907
	Commercial Services - 0.6%
EUR 1,050,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,043,475
$ 9,805,000	WW International, Inc. 4.50%, 04/15/2029(1)	6,961,550
		8,005,025
	Diversified Financial Services - 0.5%
2,125,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	2,080,161
2,040,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,903,912
825,000	Nationstar Mortgage Holdings, Inc. 5.50%, 08/15/2028(1)	747,203
705,000	Navient Corp. 9.38%, 07/25/2030	708,525
5,385,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	269,250
490,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	458,459
		6,167,510
	Electrical Components & Equipment - 0.1%
EUR 945,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	847,238
	Entertainment - 0.1%
$ 875,000	Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 07/01/2025(1)	883,811
	Forest Products & Paper - 0.1%
1,625,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	1,415,073
	Gas - 0.0%
670,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	680,167
	Insurance - 0.0%
250,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	255,927
	Internet - 0.2%
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,960,956
875,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	808,868
		2,769,824
	IT Services - 0.0%
775,000	McAfee Corp. 7.38%, 02/15/2030(1)	669,657
	Leisure Time - 0.1%
2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,037,229
	Office/Business Equipment - 0.2%
2,625,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,519,449
	Oil & Gas - 0.2%
2,325,000	Matador Resources Co. 6.88%, 04/15/2028(1)	2,310,682

71

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.8% - (continued)
	Pharmaceuticals - 0.1%
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	$ 708,676
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)	333,602
370,000	5.63%, 01/14/2030(3)	55,611
		389,213
	Retail - 1.2%
770,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(5)	697,851
EUR 1,180,000	Burger King France SAS 8.48%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	1,299,668
$ 6,980,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	6,544,245
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	3,017,500
	Staples, Inc.
3,250,000	7.50%, 04/15/2026(1)	2,684,534
2,450,000	10.75%, 04/15/2027(1)	1,401,206
		15,645,004
	Software - 0.0%
200,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	169,434
	Telecommunications - 0.1%
EUR 1,750,000	Altice France SA 4.13%, 01/15/2029(3)	1,331,441
	Total Corporate Bonds (cost $60,451,776)	$ 51,023,604
SENIOR FLOATING RATE INTERESTS - 82.6%(6)
	Advertising - 0.7%
	ABG Intermediate Holdings 2 LLC
$ 1,925,926	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(7)	$ 1,926,735
5,874,074	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	5,876,541
1,305,000	11.42%, 12/20/2029, 1 mo. USD Term SOFR + 6.00%	1,269,112
		9,072,388
	Aerospace/Defense - 0.4%
1,435,360	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,436,077
4,221,751	TransDigm, Inc. 8.49%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	4,223,060
		5,659,137
	Airlines - 1.8%
9,516,835	Air Canada 8.84%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	9,504,939
1,619,750	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	1,675,761
7,980,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	8,313,325
5,329,500	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	5,536,604
		25,030,629
	Apparel - 0.8%
5,661,806	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	5,667,128
5,436,375	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	5,429,580
		11,096,708
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Auto Parts & Equipment - 2.0%
EUR 6,367,023	Clarios Global LP 6.82%, 04/30/2026, 1 mo. EURIBOR + 3.25%	$ 6,959,312
	First Brands Group LLC
$ 14,164,310	10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	13,984,281
6,430,000	14.38%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	5,939,712
		26,883,305
	Chemicals - 0.4%
6,143,552	SCIH Salt Holdings, Inc. 9.63%, 03/16/2027, 1 mo. USD LIBOR + 4.00%	6,066,757
	Commercial Services - 5.8%
11,983,404	Amentum Government Services Holdings LLC 9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	11,563,985
2,185,204	APX Group, Inc. 8.62%, 07/10/2028, PRIME + 3.25%	2,181,795
	Belron Finance U.S. LLC
2,952,913	7.80%, 04/13/2028, 3 mo. USD LIBOR + 2.43%	2,949,222
1,096,774	7.88%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	1,095,403
3,475,000	8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	3,472,846
EUR 8,375,000	Belron Luxembourg Sarl 5.71%, 04/13/2028, 3 mo. EURIBOR + 2.50%	9,193,951
$ 2,775,872	Cast & Crew Payroll LLC 8.93%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	2,716,108
827,925	Creative Artists Agency LLC 8.82%, 11/27/2028, 1 mo. USD Term SOFR + 3.50%	822,751
4,213,300	Fugue Finance BV 9.76%, 01/31/2028, 3 mo. USD Term SOFR + 4.50%	4,211,530
	OMNIA Partners LLC
407,465	0.00%, 07/19/2030, 1 mo. USD Term SOFR + 4.25%(8)	407,469
4,337,535	0.00%, 07/25/2030, 1 mo. USD Term SOFR + 4.25%(8)	4,337,578
2,840,000	TMF Group Holding BV 0.00%, 05/03/2028, 1 mo. USD SOFR + 5.00%(8)	2,847,100
	Trans Union LLC
4,870,432	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	4,849,148
2,293,586	7.68%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	2,288,815
EUR 8,410,000	Verisure Holding AB 6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	9,066,856
$ 13,892,260	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	13,881,146
3,925,307	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	2,932,518
		78,818,221
	Construction Materials - 1.4%
2,138,373	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	2,104,822
4,442,752	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	4,442,219
764,337	Oscar AcquisitionCo LLC 9.84%, 04/29/2029, 3 mo. USD Term SOFR + 4.50%	753,239
5,363,147	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	5,369,207

72

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Construction Materials - 1.4% - (continued)
$ 5,575,471	Tamko Building Products LLC 8.16%, 06/01/2026, 6 mo. USD LIBOR + 3.00%	$ 5,540,624
806,862	Wilsonart LLC 8.71%, 12/31/2026, 6 mo. USD LIBOR + 3.25%	802,449
		19,012,560
	Distribution/Wholesale - 1.1%
11,228,715	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	11,206,258
3,950,000	Windsor Holdings III LLC 0.00%, 08/01/2030, 3 mo. USD Term SOFR + 4.50%(8)	3,935,187
		15,141,445
	Diversified Financial Services - 2.8%
5,645,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD Term SOFR + 4.50%(8)	5,619,146
	Blackhawk Network Holdings, Inc.
9,668,076	8.26%, 06/15/2025, 3 mo. USD Term SOFR + 3.00%	9,592,569
3,010,000	12.30%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	2,859,500
1,591,795	Deerfield Dakota Holding LLC 8.99%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	1,529,365
4,537,480	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	4,506,035
3,308,165	HighTower Holdings LLC 9.61%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	3,239,950
10,530,000	Setanta Aircraft Leasing Designated Activity Co. 7.54%, 11/05/2028, 3 mo. USD LIBOR + 2.00%	10,518,522
		37,865,087
	Electronics - 1.1%
11,088,626	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	11,063,677
1,077,354	Ingram Micro, Inc. 9.04%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	1,073,044
2,199,487	Roper Industrial Products Investment Co. LLC 9.74%, 11/22/2029, 3 mo. USD Term SOFR + 4.50%	2,197,354
		14,334,075
	Engineering & Construction - 0.2%
2,825,018	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 2.00%	2,806,769
	Entertainment - 8.2%
EUR 1,018,236	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(8)	1,118,163
$ 13,376,475	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	13,367,379
11,620,875	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	11,567,651
	Crown Finance U.S., Inc.
10,576,436	0.00%, 07/31/2028(8)(9)	9,518,782
23,794,347	8.04%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	5,869,352
9,060,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	9,060,000
11,335,612	Great Canadian Gaming Corp. 9.52%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	11,323,823
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Entertainment - 8.2% - (continued)
$ 3,111,794	Maverick Gaming LLC 12.98%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	$ 2,344,207
EUR 2,080,000	Motion Finco Sarl 0.00%, 11/12/2029, 3 mo. EURIBOR + 4.00%(8)	2,262,673
$ 3,425,000	Ontario Gaming GTA LP 0.00%, 08/01/2030, 1 mo. USD Term SOFR + 4.25%(8)	3,425,000
3,535,256	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	3,527,302
18,730,770	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	18,696,868
11,838,946	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	11,806,034
7,345,000	WMG Acquisition Corp. 7.56%, 01/20/2028, 1 mo. USD Term SOFR + 2.13%	7,336,259
		111,223,493
	Environmental Control - 0.7%
	Filtration Group Corp.
4,820,520	8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	4,807,794
4,887,750	9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	4,899,969
		9,707,763
	Food - 2.5%
1,490,128	8th Avenue Food & Provisions, Inc. 9.18%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	1,376,506
	CHG PPC Parent LLC
EUR 820,000	8.07%, 12/08/2028, 1 mo. EURIBOR + 4.50%	894,828
$ 3,670,052	8.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	3,624,176
EUR 12,020,000	Froneri International Ltd. 6.10%, 01/29/2027, 6 mo. EURIBOR + 2.13%	12,970,706
	U.S. Foods, Inc.
$ 10,409,122	7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	10,406,103
4,295,301	8.18%, 11/22/2028, 1 mo. USD Term SOFR + 2.75%	4,295,989
		33,568,308
	Food Service - 1.2%
	Aramark Services, Inc.
14,954,937	7.93%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	14,910,073
1,778,810	7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	1,772,139
		16,682,212
	Healthcare - Products - 2.4%
	Avantor Funding, Inc.
EUR 4,470,172	6.07%, 06/12/2028, 1 mo. EURIBOR + 2.50%	4,903,552
$ 3,819,687	7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	3,816,364
2,604,456	Bausch & Lomb Corp. 8.59%, 05/10/2027, 3 mo. USD Term SOFR + 3.25%	2,541,637
5,845,700	Insulet Corp. 8.68%, 05/04/2028, 1 mo. USD Term SOFR + 3.25%	5,851,195

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Healthcare - Products - 2.4% - (continued)
$ 3,303,188	Medline Borrower LP 8.68%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	$ 3,267,150
12,286,455	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	12,265,568
		32,645,466
	Healthcare - Services - 1.6%
2,165,418	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	2,043,224
4,814,891	Envision Healthcare Corp. 9.29%, 10/10/2025, 3 mo. USD LIBOR + 3.75%	36,256
	EyeCare Partners LLC
2,252,527	9.25%, 02/18/2027, 3 mo. USD Term SOFR + 3.75%	1,804,522
2,215,000	12.25%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	1,251,475
4,312,120	ICON Luxembourg Sarl 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	4,313,586
	IQVIA, Inc.
EUR 5,775,000	5.60%, 03/07/2024, 3 mo. EURIBOR + 2.00%	6,338,376
3,116,260	5.60%, 06/11/2025, 3 mo. EURIBOR + 2.00%	3,418,757
$ 1,700,000	7.29%, 06/11/2025, 1 mo. USD LIBOR + 1.75%	1,699,422
	Pediatric Associates Holding Co. LLC
116,013	7.86%, 12/29/2028, 1 mo. USD Term SOFR + 3.25%(7)	115,172
762,911	8.68%, 12/29/2028, 1 mo. USD Term SOFR + 3.25%	757,380
		21,778,170
	Home Builders - 0.9%
	Tecta America Corp.
9,095,140	9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	9,059,124
3,800,000	13.93%, 04/09/2029, 1 mo. USD Term SOFR + 8.50%	3,554,596
		12,613,720
	Home Furnishings - 0.7%
9,493,349	Mattress Firm, Inc. 9.95%, 09/25/2028, 6 mo. USD LIBOR + 4.25%	9,297,596
	Housewares - 0.3%
3,718,560	Solis IV BV 8.67%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	3,527,984
	Insurance - 8.0%
	Acrisure LLC
22,857,872	8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	22,243,681
1,111,063	9.68%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	1,101,341
	Asurion LLC
1,538,734	8.79%, 12/23/2026, 3 mo. USD LIBOR + 3.25%	1,496,618
5,806,832	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	5,556,790
5,651,020	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	5,410,852
12,682,700	10.68%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	11,237,760
9,640,000	10.68%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	8,401,838
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Insurance - 8.0% - (continued)
	HUB International Ltd.
$ 1,761,935	9.07%, 11/10/2029, 3 mo. USD Term SOFR + 4.00%	$ 1,764,314
16,762,682	9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	16,825,542
19,398,550	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	19,310,287
15,500,899	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	15,487,413
		108,836,436
	Internet - 4.1%
13,132,250	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	12,467,496
	MH Sub I LLC
20,095,113	9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	19,347,776
3,695,000	11.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,199,648
1,650,034	Proofpoint, Inc. 8.68%, 08/31/2028, 1 mo. USD Term SOFR + 3.25%	1,624,129
3,947,275	Rodan & Fields LLC 9.32%, 06/16/2025, 3 mo. USD LIBOR + 4.00%	1,381,546
18,054,916	Shutterfly, Inc. 10.24%, 09/25/2026, 3 mo. USD LIBOR + 5.00%	11,239,185
6,980,062	Uber Technologies, Inc. 8.02%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	6,978,596
		56,238,376
	Leisure Time - 1.7%
	Carnival Corp.
753,158	8.43%, 06/30/2025, 1 mo. USD Term SOFR + 3.00%	752,028
741,855	8.68%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	738,613
5,457,856	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	5,344,169
7,568,909	MajorDrive Holdings IV LLC 9.50%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	7,419,423
9,127,242	SRAM LLC 8.18%, 05/18/2028, 1 mo. USD LIBOR + 2.75%	9,085,440
		23,339,673
	Media - 6.0%
5,080,495	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	5,055,092
	Charter Communications Operating LLC
10,119,685	7.12%, 04/30/2025, 3 mo. USD Term SOFR + 1.75%	10,104,910
4,981,784	7.12%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	4,943,823
7,775,760	CSC Holdings LLC 7.59%, 07/17/2025, 1 mo. USD LIBOR+ 2.250%	7,390,860
13,008,200	DirecTV Financing LLC 10.43%, 08/02/2027, 1 mo. USD Term SOFR + 5.00%	12,912,720
8,048,438	EW Scripps Co. 8.00%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	7,954,916
EUR 2,400,000	UPC Broadband Holding BV 6.37%, 01/31/2029, 1 mo. EURIBOR + 2.93%	2,563,938
$ 5,850,000	UPC Financing Partnership 8.26%, 01/31/2029, 1 mo. USD LIBOR + 2.93%	5,692,050
EUR 2,355,000	Virgin Media Ireland Ltd. 6.91%, 07/15/2029, 1 mo. EURIBOR + 3.46%	2,512,524

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Media - 6.0% - (continued)
GBP 9,500,000	Virgin Media SFA Finance Ltd. 8.21%, 11/15/2027, PRIME + 3.25%	$ 11,630,142
EUR 9,985,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	10,457,032
		81,218,007
	Miscellaneous Manufacturing - 0.5%
	LTI Holdings, Inc.
$ 4,606,595	8.93%, 09/06/2025, 1 mo. USD LIBOR + 3.50%	4,430,991
2,440,000	12.18%, 09/06/2026, 1 mo. USD LIBOR + 6.75%	2,127,387
		6,558,378
	Oil & Gas Services - 0.0%
13,205,169	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(4)(8)	181,571
	Packaging & Containers - 1.1%
7,871,679	Berlin Packaging LLC 8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	7,807,761
7,057,753	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	6,987,811
1,170,000	Pretium PKG Holdings, Inc. 12.27%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	593,143
		15,388,715
	Pharmaceuticals - 2.7%
8,874,664	Gainwell Acquisition Corp. 9.34%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	8,717,138
9,041,875	Horizon Therapeutics USA, Inc. 7.16%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	9,025,509
4,367,551	Jazz Financing Lux Sarl 8.93%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	4,362,092
	Organon & Co.
EUR 6,096,801	6.49%, 06/02/2028, 3 mo. EURIBOR + 3.00%	6,665,292
$ 1,463,593	8.26%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	1,457,372
2,046,768	Owens & Minor, Inc. 9.00%, 03/29/2029, 6 mo. USD SOFR + 3.75%	2,043,350
3,060,027	PetVet Care Centers LLC 8.92%, 02/14/2025, 1 mo. USD LIBOR + 3.50%	2,989,280
1,074,367	PRA Health Sciences, Inc. 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	1,074,733
		36,334,766
	Pipelines - 2.1%
2,877,788	Brazos Delaware II LLC 8.94%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	2,863,802
5,865,116	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	5,832,858
7,952,261	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	7,947,330
9,802,025	Traverse Midstream Partners LLC 9.22%, 02/16/2028, 3 mo. USD Term SOFR + 3.75%	9,734,686
1,805,000	Whitewater Whistler Holdings LLC 8.49%, 02/15/2030, 3 mo. USD Term SOFR + 3.25%	1,803,303
		28,181,979
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Retail - 6.3%
$ 21,515,967	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	$ 21,358,040
7,323,828	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	7,313,941
	EG Group Ltd.
3,600,000	0.00%, 02/29/2028, 1 mo. USD Term SOFR + 5.50%(8)	3,456,000
EUR 83,489	7.64%, 02/07/2025, 6 mo. EURIBOR + 4.00%	91,190
$ 3,697,436	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	3,682,979
10,770,945	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	10,706,319
7,902,289	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	7,649,574
10,868,829	LSF9 Atlantis Holdings LLC 12.49%, 03/31/2029, 3 mo. USD Term SOFR + 7.25%	10,708,514
2,226,551	Medical Solutions Holdings, Inc. 8.61%, 11/01/2028, 3 mo. USD Term SOFR + 3.25%	2,130,252
8,963,872	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	8,249,004
684,124	Petco Health & Wellness Co., Inc. 8.75%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	681,360
6,904,788	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	6,801,216
3,845,490	Staples, Inc. 10.30%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	3,294,931
		86,123,320
	Semiconductors - 1.2%
12,852,738	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	12,865,205
3,649,987	Synaptics, Inc. 7.74%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	3,615,312
		16,480,517
	Software - 9.7%
1,680,000	Ascend Learning LLC 11.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	1,429,747
	Athenahealth Group, Inc.
1,271,196	3.50%, 02/15/2029, 3 mo. USD Term SOFR + 3.50%(7)	1,231,954
10,321,674	8.81%, 02/15/2029, 1 mo. USD Term SOFR + 3.50%	10,003,044
4,160,193	Camelot U.S. Acquisition LLC 8.43%, 10/30/2026, 1 mo. USD Term SOFR + 3.00%	4,154,993
2,068,500	CCC Intelligent Solutions, Inc. 7.68%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	2,062,688
	DCert Buyer, Inc.
7,875,857	9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	7,837,738
3,495,000	12.26%, 02/19/2029, 3 mo. USD Term SOFR + 7.00%	3,245,981
7,104,700	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	7,095,819
6,076,851	E2open LLC 8.93%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	6,061,659
2,777,357	EP Purchaser LLC 9.00%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,728,059
	Hyland Software, Inc.
1,070,168	8.93%, 07/01/2024, 1 mo. USD LIBOR + 3.50%	1,065,598

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.6%(6) - (continued)
	Software - 9.7% - (continued)
$ 2,446,000	11.68%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	$ 2,422,298
19,225,082	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	18,565,854
8,299,592	Navicure, Inc. 9.43%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	8,294,446
18,646,300	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	18,664,946
10,432,509	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	10,334,757
9,221,199	Polaris Newco LLC 9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	8,692,456
3,295,473	RealPage, Inc. 8.43%, 04/24/2028, 3 mo. USD Term SOFR + 3.00%	3,234,704
12,425,919	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	12,412,002
1,674,262	Surf Holdings LLC 8.78%, 03/05/2027, 1 mo. USD LIBOR + 3.50%	1,666,795
1,401,432	Ultimate Software Group, Inc. 9.22%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	1,398,811
		132,604,349
	Telecommunications - 2.1%
EUR 6,648,346	Altice France SA 9.16%, 08/15/2028, 3 mo. EURIBOR + 5.50%	6,101,905
$ 2,124,857	Frontier Communications Corp. 9.18%, 05/01/2028, 1 mo. USD LIBOR + 3.75%	2,014,301
EUR 9,765,000	Lorca Holdco Ltd. 7.52%, 09/17/2027, 6 mo. EURIBOR + 3.70%	10,504,388
2,000,000	WP/AP Telecom Holdings IV BV 7.50%, 03/30/2029, 3 mo. EURIBOR + 3.90%	2,183,608
	Xplornet Communications, Inc.
$ 3,268,758	9.43%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	2,633,900
2,230,000	12.43%, 10/01/2029, 1 mo. USD Term SOFR + 7.00%	1,064,825
3,980,509	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	3,941,937
		28,444,864
	Transportation - 0.1%
830,475	PODS LLC 8.43%, 03/31/2028, 1 mo. USD Term SOFR + 3.00%	820,226
	Total Senior Floating Rate Interests (cost $1,176,193,280)	$ 1,123,582,970
COMMON STOCKS - 1.0%
	Energy - 0.4%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(9)	$ 916,775
71,083	Foresight Energy LLC*	1,066,244
15,718	Kelly Services, Inc.(9)(10)	1,186,238
544,947	PES Energy Liquidating Trust*(9)	—
112,212	Texgen Power LLC*	2,973,618
		6,142,875
	Insurance - 0.0%
175,508	Tenerity, Inc.*	1,755
	Materials - 0.2%
37,645	Utex Industries*	2,434,389
Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.0% - (continued)
Media & Entertainment - 0.4%
347,114	Cineworld Group PLC*		$ 5,206,710
	Total Common Stocks (cost $23,390,205)		$ 13,785,729
EXCHANGE-TRADED FUNDS - 4.1%
Other Investment Pools & Funds - 4.1%
891,300	Invesco Senior Loan ETF		$ 18,717,300
877,200	SPDR Blackstone Senior Loan ETF		36,789,768
	Total Exchange-Traded Funds (cost $58,047,861)		$ 55,507,068
WARRANTS - 0.0%
Materials - 0.0%
7,500	Utex Industries Expires 12/03/2025*(9)		$ 115,950
	Total Warrants (cost $35,400)		$ 115,950
	Total Long-Term Investments (cost $1,364,921,050)		$ 1,291,027,172
SHORT-TERM INVESTMENTS - 4.8%
Other Investment Pools & Funds - 4.8%
64,889,217	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.21%(11)		$ 64,889,217
	Total Short-Term Investments (cost $64,889,217)		$ 64,889,217
	Total Investments (cost $1,429,810,267)	99.7%	$ 1,355,916,389
	Other Assets and Liabilities	0.3%	4,015,179
	Total Net Assets	100.0%	$ 1,359,931,568
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $90,444,379, representing 6.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $4,491,475, representing 0.3% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $3,273,861, which represents to 0.2% of total net assets.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,186,238 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Services, Inc.	15,718	$ 1,251,310	$ 1,186,238

(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	4	09/07/2023	$ 509,685	$ 3,602
U.S. Treasury 5-Year Note Future	42	09/29/2023	4,486,453	93,451
Total futures contracts				$ 97,053

OTC Total Return Swap Contracts Outstanding at July 31, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,375,000	(5.05%)	09/20/2023	At Maturity	$ —	$ —	$ 1,759,753	$ 1,759,753
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,400,000	(5.05%)	09/20/2023	At Maturity	—	—	1,926,422	1,926,422
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	10,475,000	(5.05%)	12/20/2023	At Maturity	—	—	198,734	198,734
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	10,525,000	(5.05%)	12/20/2023	At Maturity	—	—	168,689	168,689
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	24,885,000	(5.05%)	12/20/2023	At Maturity	—	—	1,441,352	1,441,352
Total OTC total return swap contracts							$ —	$ —	$ 5,494,950	$ 5,494,950

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S40	USD	8,015,000	(5.00%)		06/20/2028		Quarterly		$ —		$ (96,653)		$ (335,094)		$ (238,441)
Total centrally cleared credit default swap contracts										$ —		$ (96,653)		$ (335,094)		$ (238,441)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
109,924,411	USD	99,147,468	EUR	DEUT	08/31/2023	$ 734,258
1,553,915	USD	1,404,000	EUR	CIB	08/31/2023	7,703
12,646,818	USD	9,840,321	GBP	BCLY	08/31/2023	16,191
Total foreign currency contracts						$ 758,152
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 43,602,105	$ —	$ 43,602,105	$ —
Convertible Bonds	3,409,746	—	3,409,746	—
Corporate Bonds	51,023,604	—	51,023,604	—
Senior Floating Rate Interests	1,123,582,970	—	1,114,064,188	9,518,782
Common Stocks
Energy	6,142,875	—	4,039,862	2,103,013
Insurance	1,755	—	1,755	—
Materials	2,434,389	—	2,434,389	—
Media & Entertainment	5,206,710	—	5,206,710	—
Exchange-Traded Funds	55,507,068	55,507,068	—	—
Warrants	115,950	—	—	115,950
Short-Term Investments	64,889,217	64,889,217	—	—
Foreign Currency Contracts(2)	758,152	—	758,152	—
Futures Contracts(2)	97,053	97,053	—	—
Swaps- Total Return(2)	5,494,950	—	5,494,950	—
Total	$ 1,362,266,544	$ 120,493,338	$ 1,230,035,461	$ 11,737,745
Liabilities
Swaps - Credit Default(2)	$ (238,441)	$ —	$ (238,441)	$ —
Total	$ (238,441)	$ —	$ (238,441)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
78

The Hartford Floating Rate High Income Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
	Other Asset-Backed Securities - 2.9%
$ 725,000	Ares XXXIIR CLO Ltd. 7.32%, 05/15/2030, 3 mo. USD LIBOR + 2.00%(1)(2)	$ 719,688
400,000	Ares XXXIX CLO Ltd. 6.62%, 04/18/2031, 3 mo. USD Term SOFR + 1.31%(1)(2)	396,359
	Bain Capital Credit CLO Ltd.
540,000	6.81%, 01/20/2032, 3 mo. USD Term SOFR + 1.48%(1)(2)	537,879
330,000	7.14%, 01/20/2032, 3 mo. USD Term SOFR + 1.81%(1)(2)	321,847
534,603	7.18%, 07/19/2031, 3 mo. USD Term SOFR + 1.86%(1)(2)	523,371
250,000	BlueMountain CLO XXVIII Ltd. 7.07%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	241,179
534,603	Carlyle Global Market Strategies CLO Ltd. 7.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	525,876
250,000	Carlyle U.S. CLO Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	246,114
	CIFC Funding Ltd.
875,000	6.69%, 04/20/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	868,568
267,302	7.01%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	261,957
265,692	Dryden 36 Senior Loan Fund 6.59%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	264,707
521,117	KKR CLO 28 Ltd. 6.69%, 03/15/2031, 3 mo. USD LIBOR + 1.14%(1)(2)	517,647
500,000	Madison Park Funding XXIV Ltd. 7.34%, 10/20/2029, 3 mo. USD Term SOFR + 2.01%(1)(2)	497,920
255,000	Neuberger Berman CLO XV 6.92%, 10/15/2029, 3 mo. USD Term SOFR + 1.61%(1)(2)	249,024
875,000	Niagara Park CLO Ltd. 6.57%, 07/17/2032, 3 mo. USD Term SOFR + 1.26%(1)(2)	867,935
600,000	Octagon 57 Ltd. 7.22%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	588,299
370,000	Sound Point CLO XVII Ltd. 7.19%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	366,013
550,000	TCI-Flatiron CLO Ltd. 6.69%, 01/29/2032, 3 mo. USD LIBOR + 1.06%(1)(2)	544,580
	Total Asset & Commercial Mortgage-Backed Securities (cost $8,370,460)	$ 8,538,963
CONVERTIBLE BONDS - 0.4%
	Airlines - 0.2%
675,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 547,286
	Internet - 0.2%
GBP 500,000	Trainline PLC 1.00%, 01/14/2026(3)	539,796
	Total Convertible Bonds (cost $1,300,657)	$ 1,087,082
CORPORATE BONDS - 5.3%
	Apparel - 0.1%
$ 195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	$ 198,673
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.3% - (continued)
	Commercial Banks - 0.5%
$ 1,590,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	$ 1,581,496
	Commercial Services - 0.6%
EUR 450,000	Verisure Holding AB 3.25%, 02/15/2027(3)	447,204
$ 2,090,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,483,900
		1,931,104
	Diversified Financial Services - 0.7%
675,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	660,757
670,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	625,305
350,000	Nationstar Mortgage Holdings, Inc. 5.50%, 08/15/2028(1)	316,995
290,000	Navient Corp. 9.38%, 07/25/2030	291,450
1,435,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	71,750
205,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	191,804
		2,158,061
	Electrical Components & Equipment - 0.1%
EUR 190,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	170,344
	Forest Products & Paper - 0.2%
$ 525,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	457,177
	Gas - 0.1%
300,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	304,552
	Insurance - 0.0%
50,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	51,185
	Internet - 0.3%
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	457,647
375,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	346,658
		804,305
	IT Services - 0.1%
350,000	McAfee Corp. 7.38%, 02/15/2030(1)	302,426
	Leisure Time - 0.3%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	749,779
	Office/Business Equipment - 0.3%
825,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	791,827
	Oil & Gas - 0.2%
715,000	Matador Resources Co. 6.88%, 04/15/2028(1)	710,597
	Packaging & Containers - 0.0%
EUR 130,000	OI European Group BV 6.25%, 05/15/2028(1)	147,307
	Pharmaceuticals - 0.1%
171,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	185,580
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 600,000	4.80%, 08/06/2030(3)	83,925
200,000	5.63%, 01/14/2030(3)	30,060
		113,985
	Retail - 1.5%
345,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(5)	312,674

79

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.3% - (continued)
	Retail - 1.5% - (continued)
EUR 360,000	Burger King France SAS 8.48%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	$ 396,509
$ 2,225,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	2,086,095
1,175,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	834,250
	Staples, Inc.
425,000	7.50%, 04/15/2026(1)	351,054
825,000	10.75%, 04/15/2027(1)	471,835
		4,452,417
	Software - 0.1%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	183,497
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	148,255
		331,752
	Telecommunications - 0.1%
EUR 550,000	Altice France SA 4.13%, 01/15/2029(3)	418,453
	Total Corporate Bonds (cost $18,665,079)	$ 15,861,020
SENIOR FLOATING RATE INTERESTS - 82.0%(6)
	Advertising - 0.8%
	ABG Intermediate Holdings 2 LLC
$ 518,519	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(7)	$ 518,736
1,581,481	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	1,582,146
410,000	11.42%, 12/20/2029, 1 mo. USD Term SOFR + 6.00%	398,725
		2,499,607
	Aerospace/Defense - 0.2%
300,593	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	300,743
306,178	TransDigm, Inc. 8.49%, 02/22/2027, 3 mo. USD Term SOFR + 3.25%	306,546
		607,289
	Airlines - 1.9%
2,399,879	Air Canada 8.84%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	2,396,880
361,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	373,483
1,708,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	1,779,343
1,041,250	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	1,081,713
		5,631,419
	Apparel - 1.1%
1,514,359	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	1,515,782
1,905,225	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,902,844
		3,418,626
	Auto Parts & Equipment - 2.2%
EUR 1,375,000	Clarios Global LP 6.82%, 04/30/2026, 1 mo. EURIBOR + 3.25%	1,502,908
	First Brands Group LLC
$ 2,980,548	10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	2,942,666
2,125,000	14.38%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	1,962,969
		6,408,543
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Chemicals - 0.6%
$ 1,715,807	SCIH Salt Holdings, Inc. 9.63%, 03/16/2027, 1 mo. USD LIBOR + 4.00%	$ 1,694,359
	Commercial Services - 5.3%
3,260,611	Amentum Government Services Holdings LLC 9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	3,146,490
	Belron Finance U.S. LLC
721,909	7.88%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	721,006
760,000	8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	759,529
EUR 1,325,000	Belron Luxembourg Sarl 5.71%, 04/13/2028, 3 mo. EURIBOR + 2.50%	1,454,565
$ 615,322	Cast & Crew Payroll LLC 8.93%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	602,074
169,575	Creative Artists Agency LLC 8.82%, 11/27/2028, 1 mo. USD Term SOFR + 3.50%	168,515
953,550	Fugue Finance BV 9.76%, 01/31/2028, 3 mo. USD Term SOFR + 4.50%	953,150
	OMNIA Partners LLC
133,532	0.00%, 07/19/2030, 1 mo. USD Term SOFR + 4.25%(8)	133,533
1,421,468	0.00%, 07/25/2030, 1 mo. USD Term SOFR + 4.25%(8)	1,421,482
910,000	TMF Group Holding BV 0.00%, 05/03/2028, 1 mo. USD SOFR + 5.00%(8)	912,275
471,306	Trans Union LLC 7.68%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	470,326
EUR 1,360,000	Verisure Holding AB 6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	1,466,222
$ 2,618,856	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	2,616,761
1,409,283	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	1,052,847
		15,878,775
	Construction Materials - 0.8%
1,198,027	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	1,197,884
161,273	Oscar AcquisitionCo LLC 9.84%, 04/29/2029, 3 mo. USD Term SOFR + 4.50%	158,931
287,537	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	287,862
870,478	Tamko Building Products LLC 8.16%, 06/01/2026, 6 mo. USD LIBOR + 3.00%	865,037
		2,509,714
	Distribution/Wholesale - 0.9%
1,508,232	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	1,505,215
1,130,000	Windsor Holdings III LLC 0.00%, 08/01/2030, 3 mo. USD Term SOFR + 4.50%(8)	1,125,763
		2,630,978
	Diversified Financial Services - 3.0%
1,190,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD Term SOFR + 4.50%(8)	1,184,550
	Blackhawk Network Holdings, Inc.
2,569,217	8.26%, 06/15/2025, 3 mo. USD Term SOFR + 3.00%	2,549,151
560,000	12.30%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	532,000

80

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Diversified Financial Services - 3.0% - (continued)
$ 522,308	Deerfield Dakota Holding LLC 8.99%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	$ 501,823
847,715	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	841,840
920,316	HighTower Holdings LLC 9.61%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	901,339
2,380,000	Setanta Aircraft Leasing Designated Activity Co. 7.54%, 11/05/2028, 3 mo. USD LIBOR + 2.00%	2,377,406
		8,888,109
	Electronics - 1.1%
2,456,331	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	2,450,805
241,476	Ingram Micro, Inc. 9.04%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	240,510
513,712	Roper Industrial Products Investment Co. LLC 9.74%, 11/22/2029, 3 mo. USD Term SOFR + 4.50%	513,214
		3,204,529
	Engineering & Construction - 0.2%
590,127	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 2.00%	586,315
	Entertainment - 9.9%
EUR 334,714	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(8)	367,562
$ 3,685,763	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	3,683,256
3,566,063	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	3,549,730
	Crown Finance U.S., Inc.
2,871,683	0.00%, 07/31/2028(8)(9)	2,584,515
6,792,389	8.04%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	1,675,479
1,505,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	1,505,000
3,401,469	Great Canadian Gaming Corp. 9.52%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	3,397,931
638,065	Maverick Gaming LLC 12.98%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	480,674
EUR 525,000	Motion Finco Sarl 0.00%, 11/12/2029, 3 mo. EURIBOR + 4.00%(8)	571,107
$ 970,000	Ontario Gaming GTA LP 0.00%, 08/01/2030, 1 mo. USD Term SOFR + 4.25%(8)	970,000
593,864	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	592,528
4,933,529	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	4,924,599
2,784,596	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	2,776,855
2,355,000	WMG Acquisition Corp. 7.56%, 01/20/2028, 1 mo. USD Term SOFR + 2.13%	2,352,198
		29,431,434
	Environmental Control - 0.7%
2,044,875	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	2,049,987
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Food - 2.2%
$ 337,252	8th Avenue Food & Provisions, Inc. 9.18%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	$ 311,537
	CHG PPC Parent LLC
EUR 180,000	8.07%, 12/08/2028, 1 mo. EURIBOR + 4.50%	196,426
$ 843,128	8.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	832,588
EUR 2,665,000	Froneri International Ltd. 6.10%, 01/29/2027, 6 mo. EURIBOR + 2.13%	2,875,785
$ 2,446,444	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	2,445,734
		6,662,070
	Food Service - 0.8%
	Aramark Services, Inc.
1,782,006	7.93%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	1,776,660
675,289	7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	672,756
		2,449,416
	Healthcare - Products - 2.0%
	Avantor Funding, Inc.
EUR 950,700	6.07%, 06/12/2028, 1 mo. EURIBOR + 2.50%	1,042,870
$ 813,648	7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	812,939
842,463	Insulet Corp. 8.68%, 05/04/2028, 1 mo. USD Term SOFR + 3.25%	843,255
3,224,377	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	3,218,896
		5,917,960
	Healthcare - Services - 1.2%
237,988	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	224,559
722,234	Envision Healthcare Corp. 9.29%, 10/10/2025, 3 mo. USD LIBOR + 3.75%	5,439
	EyeCare Partners LLC
431,331	9.25%, 02/18/2027, 3 mo. USD Term SOFR + 3.75%	345,543
460,000	12.25%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	259,900
582,122	ICON Luxembourg Sarl 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	582,320
	IQVIA, Inc.
EUR 1,225,000	5.60%, 03/07/2024, 3 mo. EURIBOR + 2.00%	1,344,504
$ 800,000	7.29%, 06/11/2025, 1 mo. USD LIBOR + 1.75%	799,728
		3,561,993
	Home Builders - 1.2%
	Tecta America Corp.
2,576,803	9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	2,566,599
1,000,000	13.93%, 04/09/2029, 1 mo. USD Term SOFR + 8.50%	935,420
		3,502,019
	Home Furnishings - 0.7%
2,207,876	Mattress Firm, Inc. 9.95%, 09/25/2028, 6 mo. USD LIBOR + 4.25%	2,162,350

81

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Insurance - 9.2%
	Acrisure LLC
$ 3,574,106	8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	$ 3,478,070
488,982	9.68%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	484,703
	Asurion LLC
566,156	8.79%, 12/23/2026, 3 mo. USD LIBOR + 3.25%	550,660
2,300,318	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,202,554
5,272,260	10.68%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	4,671,591
3,310,000	10.68%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	2,884,864
	HUB International Ltd.
435,867	9.07%, 11/10/2029, 3 mo. USD Term SOFR + 4.00%	436,456
4,305,663	9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	4,321,809
4,486,796	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	4,466,381
3,963,667	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	3,960,219
		27,457,307
	Internet - 4.1%
3,006,516	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	2,854,326
	MH Sub I LLC
4,648,776	9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	4,475,888
920,000	11.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	796,665
810,150	Rodan & Fields LLC 9.32%, 06/16/2025, 3 mo. USD LIBOR + 4.00%	283,553
4,213,654	Shutterfly, Inc. 10.24%, 09/25/2026, 3 mo. USD LIBOR + 5.00%	2,622,999
1,179,449	Uber Technologies, Inc. 8.02%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	1,179,201
		12,212,632
	Leisure Time - 1.8%
1,052,268	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,030,350
2,014,732	MajorDrive Holdings IV LLC 9.50%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	1,974,941
2,378,793	SRAM LLC 8.18%, 05/18/2028, 1 mo. USD LIBOR + 2.75%	2,367,898
		5,373,189
	Media - 4.6%
641,517	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	638,309
1,460,827	Charter Communications Operating LLC 7.12%, 04/30/2025, 3 mo. USD Term SOFR + 1.75%	1,458,694
1,461,760	CSC Holdings LLC 7.59%, 07/17/2025, 1 mo. USD LIBOR+ 2.250%	1,389,403
3,121,982	DirecTV Financing LLC 10.43%, 08/02/2027, 1 mo. USD Term SOFR + 5.00%	3,099,067
2,304,015	EW Scripps Co. 8.00%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	2,277,243
EUR 625,000	UPC Broadband Holding BV 6.37%, 01/31/2029, 1 mo. EURIBOR + 2.93%	667,692
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Media - 4.6% - (continued)
GBP 1,925,000	Virgin Media SFA Finance Ltd. 8.21%, 11/15/2027, PRIME + 3.25%	$ 2,356,634
EUR 595,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	623,128
$ 1,300,000	Ziggo Financing Partnership 7.84%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	1,263,171
		13,773,341
	Miscellaneous Manufacturing - 0.5%
	LTI Holdings, Inc.
685,391	8.93%, 09/06/2025, 1 mo. USD LIBOR + 3.50%	659,264
815,000	12.18%, 09/06/2026, 1 mo. USD LIBOR + 6.75%	710,582
		1,369,846
	Packaging & Containers - 1.1%
1,718,791	Berlin Packaging LLC 8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	1,704,835
1,244,533	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	1,232,200
490,000	Pretium PKG Holdings, Inc. 12.27%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	248,410
		3,185,445
	Pharmaceuticals - 2.8%
1,834,880	Gainwell Acquisition Corp. 9.34%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,802,311
2,609,925	Horizon Therapeutics USA, Inc. 7.16%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	2,605,201
612,300	Jazz Financing Lux Sarl 8.93%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	611,535
EUR 1,792,952	Organon & Co. 6.49%, 06/02/2028, 3 mo. EURIBOR + 3.00%	1,960,134
$ 601,990	Owens & Minor, Inc. 9.00%, 03/29/2029, 6 mo. USD SOFR + 3.75%	600,985
647,002	PetVet Care Centers LLC 8.92%, 02/14/2025, 1 mo. USD LIBOR + 3.50%	632,043
145,036	PRA Health Sciences, Inc. 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	145,085
		8,357,294
	Pipelines - 2.0%
613,463	Brazos Delaware II LLC 8.94%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	610,481
1,620,163	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	1,611,252
1,874,624	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	1,873,462
1,917,103	Traverse Midstream Partners LLC 9.22%, 02/16/2028, 3 mo. USD Term SOFR + 3.75%	1,903,933
		5,999,128
	Retail - 6.6%
4,478,705	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	4,445,832
1,875,024	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	1,872,492

82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Retail - 6.6% - (continued)
	EG Group Ltd.
$ 775,000	0.00%, 02/29/2028, 1 mo. USD Term SOFR + 5.50%(8)	$ 744,000
EUR 23,377	7.64%, 02/07/2025, 6 mo. EURIBOR + 4.00%	25,533
$ 349,112	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	347,747
2,268,759	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	2,255,147
1,811,060	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	1,753,143
2,923,991	LSF9 Atlantis Holdings LLC 12.49%, 03/31/2029, 3 mo. USD Term SOFR + 7.25%	2,880,862
324,183	Medical Solutions Holdings, Inc. 8.61%, 11/01/2028, 3 mo. USD Term SOFR + 3.25%	310,162
2,853,175	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	2,625,634
	SRS Distribution, Inc.
698,651	8.92%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	688,318
793,095	8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	781,198
1,043,697	Staples, Inc. 10.30%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	894,271
		19,624,339
	Semiconductors - 1.3%
2,988,724	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	2,991,622
761,437	Synaptics, Inc. 7.74%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	754,204
		3,745,826
	Software - 9.2%
350,000	Ascend Learning LLC 11.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	297,864
	Athenahealth Group, Inc.
396,187	3.50%, 02/15/2029, 3 mo. USD Term SOFR + 3.50%(7)	383,956
3,216,900	8.81%, 02/15/2029, 1 mo. USD Term SOFR + 3.50%	3,117,595
	DCert Buyer, Inc.
2,163,490	9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	2,153,018
725,000	12.26%, 02/19/2029, 3 mo. USD Term SOFR + 7.00%	673,344
1,220,340	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	1,218,815
1,019,866	E2open LLC 8.93%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,017,316
614,783	EP Purchaser LLC 9.00%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	603,871
812,800	Hyland Software, Inc. 11.68%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	804,924
	McAfee LLC
EUR 636,306	7.71%, 03/01/2029, 3 mo. EURIBOR + 4.00%	680,204
$ 4,915,975	9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	4,747,406
915,537	Navicure, Inc. 9.43%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	914,970
4,823,755	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	4,828,579
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.0%(6) - (continued)
	Software - 9.2% - (continued)
$ 2,223,359	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	$ 2,202,526
2,395,582	Polaris Newco LLC 9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	2,258,219
1,498,181	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	1,496,503
		27,399,110
	Telecommunications - 2.0%
EUR 1,409,757	Altice France SA 9.16%, 08/15/2028, 3 mo. EURIBOR + 5.50%	1,293,886
$ 460,462	Frontier Communications Corp. 9.18%, 05/01/2028, 1 mo. USD LIBOR + 3.75%	436,504
EUR 1,865,000	Lorca Holdco Ltd. 7.52%, 09/17/2027, 6 mo. EURIBOR + 3.70%	2,006,214
500,000	WP/AP Telecom Holdings IV BV 7.50%, 03/30/2029, 3 mo. EURIBOR + 3.90%	545,902
	Xplornet Communications, Inc.
$ 375,000	9.43%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	302,168
770,000	12.43%, 10/01/2029, 1 mo. USD Term SOFR + 7.00%	367,675
1,056,941	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	1,046,699
		5,999,048
	Total Senior Floating Rate Interests (cost $254,398,340)	$ 244,191,997
COMMON STOCKS - 0.9%
	Energy - 0.3%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(9)	$ 190,736
13,823	Foresight Energy LLC*	207,354
2,907	Kelly Services, Inc.(9)(10)	219,391
13,865	Texgen Power LLC*	367,422
		984,903
	Insurance - 0.0%
34,814	Tenerity, Inc.*	348
	Materials - 0.1%
3,079	Utex Industries*	199,110
	Media & Entertainment - 0.5%
94,248	Cineworld Group PLC*	1,413,720
	Total Common Stocks (cost $3,843,132)	$ 2,598,081
EXCHANGE-TRADED FUNDS - 3.2%
	Other Investment Pools & Funds - 3.2%
104,800	Invesco Senior Loan ETF	$ 2,200,800
172,800	SPDR Blackstone Senior Loan ETF	7,247,232
	Total Exchange-Traded Funds (cost $9,967,386)	$ 9,448,032
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/03/2025*(9)	$ 28,988
	Total Warrants (cost $8,850)	$ 28,988
	Total Long-Term Investments (cost $296,553,904)	$ 281,754,163

83

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.5%
	Other Investment Pools & Funds - 5.5%
16,409,338	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.21%(11)		$ 16,409,338
	Total Short-Term Investments (cost $16,409,338)		$ 16,409,338
	Total Investments (cost $312,963,242)	100.2%	$ 298,163,501
	Other Assets and Liabilities	(0.2)%	(574,952)
	Total Net Assets	100.0%	$ 297,588,549
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $22,943,311, representing 7.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $1,519,438, representing 0.5% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $902,692, which represents to 0.3% of total net assets.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $219,391 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Services, Inc.	2,907	$ 231,426	$ 219,391

(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	1	09/07/2023	$ 127,421	$ 901
U.S. Treasury 5-Year Note Future	12	09/29/2023	1,281,844	26,699
Total futures contracts				$ 27,600

84

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(5.05%)	09/20/2023	At Maturity	$ —	$ —	$ 464,405	$ 464,405
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(5.05%)	09/20/2023	At Maturity	—	—	424,700	424,700
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	2,275,000	(5.05%)	12/20/2023	At Maturity	—	—	43,162	43,162
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	2,275,000	(5.05%)	12/20/2023	At Maturity	—	—	36,463	36,463
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,940,000	(5.05%)	12/20/2023	At Maturity	—	—	286,127	286,127
Total OTC total return swap contracts							$ —	$ —	$ 1,254,857	$ 1,254,857

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S40	USD	2,520,000	(5.00%)		06/20/2028		Quarterly		$ —		$ (35,094)		$ (105,357)		$ (70,263)
Total centrally cleared credit default swap contracts										$ —		$ (35,094)		$ (105,357)		$ (70,263)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
21,993,156	USD	19,836,956	EUR	DEUT	08/31/2023	$ 146,907
302,150	USD	273,000	EUR	CIB	08/31/2023	1,498
3,065,211	USD	2,385,000	GBP	BCLY	08/31/2023	3,924
Total foreign currency contracts						$ 152,329
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
85

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 8,538,963	$ —	$ 8,538,963	$ —
Convertible Bonds	1,087,082	—	1,087,082	—
Corporate Bonds	15,861,020	—	15,861,020	—
Senior Floating Rate Interests	244,191,997	—	241,607,482	2,584,515
Common Stocks
Energy	984,903	—	574,776	410,127
Insurance	348	—	348	—
Materials	199,110	—	199,110	—
Media & Entertainment	1,413,720	—	1,413,720	—
Exchange-Traded Funds	9,448,032	9,448,032	—	—
Warrants	28,988	—	—	28,988
Short-Term Investments	16,409,338	16,409,338	—	—
Foreign Currency Contracts(2)	152,329	—	152,329	—
Futures Contracts(2)	27,600	27,600	—	—
Swaps- Total Return(2)	1,254,857	—	1,254,857	—
Total	$ 299,598,287	$ 25,884,970	$ 270,689,687	$ 3,023,630
Liabilities
Swaps - Credit Default(2)	$ (70,263)	$ —	$ (70,263)	$ —
Total	$ (70,263)	$ —	$ (70,263)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ending July 31, 2023:
	Senior Floating Rate Interests	Common Stocks	Warrants	Total
Beginning balance	$ —	$ 662,215	$ 42,115	$ 704,330
Purchases	2,584,515	—	—	2,584,515
Total realized gain/(loss)	—	—	(10,874)	(10,874)
Net change in unrealized appreciation/(depreciation)	—	(252,088)	(2,253)	(254,341)
Ending balance	$ 2,584,515	$ 410,127	$ 28,988	$ 3,023,630
The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at July 31, 2023 was $(254,341).
86

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 55.5%
2,424,070	Hartford Core Equity Fund, Class F	$ 109,034,655
2,632,859	Hartford Large Cap Growth ETF	42,132,326
1,107,113	Hartford Multifactor US Equity ETF	46,940,927
1,354,162	Hartford Small Cap Value Fund, Class F	15,518,702
2,108,902	The Hartford Equity Income Fund, Class F	44,097,152
407,219	The Hartford Growth Opportunities Fund, Class F	18,292,263
732,001	The Hartford Small Company Fund, Class F	14,391,140
	Total Domestic Equity Funds (cost $230,831,376)	$ 290,407,165
	International/Global Equity Funds - 25.1%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	32,450,462
815,687	Hartford Schroders Emerging Markets Equity Fund, Class F	13,352,795
3,460,837	Hartford Schroders International Multi-Cap Value Fund, Class F	33,431,686
1,237,467	The Hartford International Growth Fund, Class F	19,762,349
1,919,785	The Hartford International Opportunities Fund, Class F	32,809,125
	Total International/Global Equity Funds (cost $125,473,684)	$ 131,806,417
	Taxable Fixed Income Funds - 19.1%
1,165,925	Hartford Core Bond ETF	40,170,081
4,402,520	Hartford Schroders Sustainable Core Bond Fund, Class F	37,817,647
2,215,745	The Hartford World Bond Fund, Class F	21,913,714
	Total Taxable Fixed Income Funds (cost $107,368,563)	$ 99,901,442
	Total Affiliated Investment Companies (cost $463,673,623)	$ 522,115,024
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,379,131	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 1,379,131
	Total Short-Term Investments (cost $1,379,131)		$ 1,379,131
	Total Investments (cost $465,052,754)	100.0%	$ 523,494,155
	Other Assets and Liabilities	(0.0)%	(120,246)
	Total Net Assets	100.0%	$ 523,373,909
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2023 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 32,018,289	$ 7,004,001	$ —	$ —	$ 1,147,791	$ 40,170,081	1,165,925	$ 807,286	$ —
Hartford Core Equity Fund, Class F	95,779,674	16,910,811	13,483,045	784,375	9,042,840	109,034,655	2,424,070	1,180,911	2,632,219
Hartford Large Cap Growth ETF	31,685,142	—	—	—	10,447,184	42,132,326	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	34,631,830	—	8,561,269	(898,071)	7,277,972	32,450,462	1,194,349	1,156,160	—
Hartford Multifactor US Equity ETF	49,234,028	—	6,358,106	1,311,541	2,753,464	46,940,927	1,107,113	753,508	—
Hartford Schroders Commodity Strategy ETF	10,220,185	—	9,200,086	(2,822,998)	1,802,899	—	—	65,304	—
Hartford Schroders Emerging Markets Equity Fund, Class F	11,411,040	4,288,756	5,196,102	(1,077,537)	3,926,638	13,352,795	815,687	259,301	—
Hartford Schroders International Multi-Cap Value Fund, Class F	18,428,609	13,829,225	2,964,549	(243,995)	4,382,396	33,431,686	3,460,837	777,191	—
Hartford Schroders Sustainable Core Bond Fund, Class F	26,092,673	16,962,918	5,536,268	(529,361)	827,685	37,817,647	4,402,520	942,148	—
Hartford Small Cap Value Fund, Class F	17,697,452	3,393,382	5,679,244	87,434	19,678	15,518,702	1,354,162	348,066	1,294,564
The Hartford Equity Income Fund, Class F	46,940,731	5,503,706	6,570,610	(47,561)	(1,729,114)	44,097,152	2,108,902	867,247	4,636,458
The Hartford Growth Opportunities Fund, Class F	18,206,768	12,821,962	17,691,561	(1,302,658)	6,257,752	18,292,263	407,219	—	—
The Hartford International Growth Fund, Class F	13,736,368	8,877,898	6,665,247	(1,157,721)	4,971,051	19,762,349	1,237,467	127,381	—
The Hartford International Opportunities Fund, Class F	28,856,535	2,558,734	4,971,470	(569,012)	6,934,338	32,809,125	1,919,785	308,900	—
The Hartford Small Company Fund, Class F	16,838,392	—	3,382,350	(870,500)	1,805,598	14,391,140	732,001	—	—
87

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
The Hartford Strategic Income Fund, Class F	$ 14,051,769	$ 494,294	$ 15,392,414	$ (1,921,219)	$ 2,767,570	$ —	—	$ 489,557	$ —
The Hartford World Bond Fund, Class F	23,676,633	13,765,843	16,227,131	(372,801)	1,071,170	21,913,714	2,215,745	423,148	—
Total	$489,506,118	$106,411,530	$127,879,452	$(9,630,084)	$63,706,912	$522,115,024	27,178,641	$8,506,108	$8,563,241
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 522,115,024	$ 522,115,024	$ —	$ —
Short-Term Investments	1,379,131	1,379,131	—	—
Total	$ 523,494,155	$ 523,494,155	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
88

Hartford Global Impact Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Australia - 0.9%
990,162	Cleanaway Waste Management Ltd.	$ 1,837,818
	Bangladesh - 0.4%
321,649	GrameenPhone Ltd.(1)	775,372
	Brazil - 3.3%
392,900	Telefonica Brasil SA	3,498,815
713,200	YDUQS Participacoes SA*	3,346,742
		6,845,557
	Canada - 2.7%
79,647	Brookfield Renewable Partners LP	2,320,584
48,910	Stantec, Inc.	3,312,223
		5,632,807
	China - 1.7%
176,000	Hangzhou Tigermed Consulting Co. Ltd. Class H(2)	1,144,213
55,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,290,867
		3,435,080
	Finland - 1.8%
928,908	Nokia Oyj	3,651,481
	Germany - 1.5%
72,015	Infineon Technologies AG	3,164,012
	India - 0.8%
75,206	Shriram Finance Ltd.	1,733,800
	Indonesia - 2.4%
13,218,429	Bank Rakyat Indonesia Persero Tbk PT	4,949,032
	Ireland - 0.8%
21,301	Kingspan Group PLC	1,709,693
	Japan - 1.0%
112,648	Katitas Co. Ltd.	2,072,006
	Jordan - 0.0%
945	Hikma Pharmaceuticals PLC	25,378
	Kenya - 0.3%
5,532,000	Safaricom PLC	655,616
	Netherlands - 1.3%
56,720	Aalberts NV	2,559,462
	Puerto Rico - 1.5%
42,148	Popular, Inc.	3,057,837
	South Africa - 2.9%
3,786,696	Old Mutual Ltd.	2,754,731
488,466	Vodacom Group Ltd.	3,225,351
		5,980,082
	South Korea - 1.3%
4,944	Samsung SDI Co. Ltd.	2,580,790
	Spain - 1.0%
109,765	EDP Renovaveis SA	2,096,610
	Sweden - 0.5%
21,580	MIPS AB	977,032
	Switzerland - 2.7%
19,672	DSM-Firmenich AG	2,173,752
38,861	Landis & Gyr Group AG*	3,374,276
		5,548,028
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Taiwan - 1.8%
225,700	Chroma ATE, Inc.	$ 1,988,090
81,891	MediaTek, Inc.	1,802,004
		3,790,094
	United Kingdom - 4.3%
29,666	AstraZeneca PLC ADR	2,127,052
27,243	Croda International PLC	2,062,654
61,674	Genus PLC	1,950,854
156,183	Nomad Foods Ltd.*	2,776,934
		8,917,494
	United States - 61.7%
50,383	Abbott Laboratories	5,609,139
53,273	Adtalem Global Education, Inc.*	2,303,524
19,079	Advanced Drainage Systems, Inc.	2,327,447
30,582	Agilent Technologies, Inc.	3,723,970
154,079	agilon health, Inc.*	2,950,613
13,107	Autodesk, Inc.*	2,778,553
22,307	Block, Inc.*	1,796,383
109,941	Boston Scientific Corp.*	5,700,441
8,548	Cavco Industries, Inc.*	2,527,216
26,178	CyberArk Software Ltd.*	4,345,810
13,747	Danaher Corp.	3,506,310
57,085	Darling Ingredients, Inc.*	3,953,136
6,667	Eli Lilly & Co.	3,030,485
14,820	Etsy, Inc.*	1,506,453
20,477	F5, Inc.*	3,240,280
16,183	First Solar, Inc.*	3,356,354
19,871	Fortinet, Inc.*	1,544,374
43,608	Globe Life, Inc.	4,891,509
66,650	GoDaddy, Inc. Class A*	5,138,048
67,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,750,702
16,743	Hubbell, Inc.	5,223,816
14,766	Illumina, Inc.*	2,837,287
7,589	Insulet Corp.*	2,100,256
271,724	Laureate Education, Inc.	3,483,502
116,234	National Vision Holdings, Inc.*	2,514,141
56,912	OneMain Holdings, Inc.	2,588,358
123,057	PGT Innovations, Inc.*	3,520,661
173,869	PowerSchool Holdings, Inc. Class A*	4,202,414
22,385	Schneider Electric SE	3,992,858
80,860	Signify NV(2)	2,542,357
11,938	SolarEdge Technologies, Inc.*	2,882,549
24,799	Sun Communities, Inc. REIT	3,231,310
20,613	Tetra Tech, Inc.	3,487,926
23,250	Trane Technologies PLC	4,636,980
11,941	Watts Water Technologies, Inc. Class A	2,227,355
43,029	Westinghouse Air Brake Technologies Corp.	5,096,355
59,923	Xylem, Inc.	6,756,318
		127,305,190
	Total Common Stocks (cost $178,891,386)	$ 199,300,271

89

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 1,140,089	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $1,140,256; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $1,162,908		$ 1,140,089
	Total Short-Term Investments (cost $1,140,089)		$ 1,140,089
	Total Investments (cost $180,031,475)	97.2%	$ 200,440,360
	Other Assets and Liabilities	2.8%	5,804,265
	Total Net Assets	100.0%	$ 206,244,625
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $3,686,570, representing 1.8% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,837,818	$ —	$ 1,837,818	$ —
Bangladesh	775,372	—	—	775,372
Brazil	6,845,557	6,845,557	—	—
Canada	5,632,807	5,632,807	—	—
China	3,435,080	—	3,435,080	—
Finland	3,651,481	—	3,651,481	—
Germany	3,164,012	—	3,164,012	—
India	1,733,800	—	1,733,800	—
Indonesia	4,949,032	—	4,949,032	—
Ireland	1,709,693	1,709,693	—	—
Japan	2,072,006	—	2,072,006	—
Jordan	25,378	—	25,378	—
Kenya	655,616	655,616	—	—
Netherlands	2,559,462	—	2,559,462	—
Puerto Rico	3,057,837	3,057,837	—	—
South Africa	5,980,082	2,754,731	3,225,351	—
South Korea	2,580,790	—	2,580,790	—
Spain	2,096,610	—	2,096,610	—
Sweden	977,032	—	977,032	—
Switzerland	5,548,028	2,173,752	3,374,276	—
Taiwan	3,790,094	—	3,790,094	—
United Kingdom	8,917,494	4,903,986	4,013,508	—
United States	127,305,190	120,769,975	6,535,215	—
Short-Term Investments	1,140,089	—	1,140,089	—
Total	$ 200,440,360	$ 148,503,954	$ 51,161,034	$ 775,372

(1)	For the period ended July 31, 2023, investments valued at $991,229 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
90

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 16.1%
279,028	Abcam PLC ADR*	$ 6,540,416
190,346	Alkermes PLC*	5,573,331
26,231	Alnylam Pharmaceuticals, Inc.*	5,125,537
51,850	Apellis Pharmaceuticals, Inc.*	1,335,137
14,349	Argenx SE ADR*	7,238,784
54,033	Ascendis Pharma AS ADR*	4,871,075
45,981	Biogen, Inc.*	12,423,606
37,321	Blueprint Medicines Corp.*	2,463,186
103,116	Celldex Therapeutics, Inc.*	3,646,182
226,399	Cytokinetics, Inc.*	7,550,407
89,310	Exact Sciences Corp.*	8,711,297
13,587	Genmab AS*	5,600,556
129,470	Genus PLC	4,095,357
69,893	Gilead Sciences, Inc.	5,321,653
71,429	Immunocore Holdings PLC ADR*(1)	4,712,885
182,557	ImmunoGen, Inc.*	3,253,166
33,106	Karuna Therapeutics, Inc.*	6,613,586
129,723	Merus NV*	3,403,932
37,298	Moderna, Inc.*	4,388,483
57,295	Morphic Holding, Inc.*	3,250,345
37,037	Prothena Corp. PLC*	2,550,738
82,909	PTC Therapeutics, Inc.*	3,344,549
15,886	Regeneron Pharmaceuticals, Inc.*	11,785,982
94,351	Revolution Medicines, Inc.*	2,476,714
143,249	Sage Therapeutics, Inc.*	4,967,875
25,626	Sarepta Therapeutics, Inc.*	2,777,602
14,743	Seagen, Inc.*	2,827,413
239,000	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,315,256
122,520	Syndax Pharmaceuticals, Inc.*	2,612,126
47,335	Ultragenyx Pharmaceutical, Inc.*	2,041,085
60,965	United Therapeutics Corp.*	14,797,425
68,435	Vaxcyte, Inc.*	3,288,986
178,264	Veracyte, Inc.*	4,893,347
74,847	Vertex Pharmaceuticals, Inc.*	26,371,592
147,309	Zai Lab Ltd. ADR*	4,428,109
		197,597,720
	Health Care Distributors - 2.5%
424,991	AdaptHealth Corp.*	5,839,376
117,256	AmerisourceBergen Corp.	21,915,147
168,295	Owens & Minor, Inc.*	3,237,996
		30,992,519
	Health Care Equipment - 16.2%
201,239	Abbott Laboratories	22,403,938
43,178	Becton Dickinson & Co.	12,030,254
567,074	Boston Scientific Corp.*	29,402,787
169,965	Dexcom, Inc.*	21,170,840
51,275	DiaSorin SpA	5,752,651
276,150	Edwards Lifesciences Corp.*	22,663,631
138,533	Hologic, Inc.*	11,002,291
88,502	Inari Medical, Inc.*	5,050,809
55,720	Insulet Corp.*	15,420,510
40,711	QuidelOrtho Corp.*	3,556,513
33,439	Shockwave Medical, Inc.*	8,714,203
230,514	Smith & Nephew PLC	3,506,809
108,712	Stryker Corp.	30,810,068
28,597	Teleflex, Inc.	7,182,709
		198,668,013
	Health Care Facilities - 4.7%
143,973	Acadia Healthcare Co., Inc.*	11,378,186
161,426	Encompass Health Corp.	10,658,959
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Facilities - 4.7% - (continued)
100,142	HCA Healthcare, Inc.	$ 27,319,739
212,976	Surgery Partners, Inc.*	8,227,263
		57,584,147
	Health Care Services - 3.2%
72,292	Addus HomeCare Corp.*	6,619,778
397,457	agilon health, Inc.*	7,611,302
145,636	Guardant Health, Inc.*	5,682,717
58,423	Laboratory Corp. of America Holdings	12,498,432
251,997	Privia Health Group, Inc.*	7,035,756
		39,447,985
	Life Sciences Tools & Services - 13.3%
144,263	Agilent Technologies, Inc.	17,566,905
222,720	Avantor, Inc.*	4,581,350
61,378	Bio-Techne Corp.	5,118,925
206,650	Danaher Corp.	52,708,149
64,715	ICON PLC*	16,269,998
84,326	Illumina, Inc.*	16,203,241
44,160	Repligen Corp.*	7,576,090
12,221	Tecan Group AG	4,863,117
55,710	Thermo Fisher Scientific, Inc.	30,565,849
28,661	Waters Corp.*	7,916,455
		163,370,079
	Managed Health Care - 14.1%
411,637	Centene Corp.*	28,028,363
3,041,675	Hapvida Participacoes e Investimentos SA*(2)	3,087,505
67,954	Humana, Inc.	31,043,426
67,228	Molina Healthcare, Inc.*	20,470,254
179,731	UnitedHealth Group, Inc.	91,010,387
		173,639,935
	Pharmaceuticals - 28.9%
216,664	Aclaris Therapeutics, Inc.*	2,138,474
351,432	AstraZeneca PLC ADR	25,197,674
171,145	Bristol-Myers Squibb Co.	10,643,508
332,400	Chugai Pharmaceutical Co. Ltd.	9,892,636
529,825	Daiichi Sankyo Co. Ltd.	16,318,403
184,295	Eisai Co. Ltd.	11,627,832
523,573	Elanco Animal Health, Inc.*	6,319,526
181,473	Eli Lilly & Co.	82,488,552
385,966	GSK PLC	6,870,639
633,726	Merck & Co., Inc.	67,586,878
91,349	Novartis AG	9,563,978
34,845	Ono Pharmaceutical Co. Ltd.	638,546
79,300	Otsuka Holdings Co. Ltd.	2,915,647
1,435,040	Pfizer, Inc.	51,747,542
133,832	UCB SA	11,850,458
221,073	Verona Pharma PLC ADR*(1)	4,883,503
183,564	Zoetis, Inc.	34,526,553
		355,210,349
	Total Common Stocks (cost $944,558,802)	$ 1,216,510,747
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(3)(4)	$ 7,564
	Total Rights (cost $7,564)	$ 7,564
	Total Long-Term Investments (cost $944,566,366)	$ 1,216,518,311

91

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 2,355,580	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $2,355,925; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $2,402,719		$ 2,355,580
	Securities Lending Collateral - 0.1%
213,570	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		213,570
711,900	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		711,900
213,570	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		213,570
213,570	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		213,570
			1,352,610
	Total Short-Term Investments (cost $3,708,190)		$ 3,708,190
	Total Investments (cost $948,274,556)	99.3%	$ 1,220,226,501
	Other Assets and Liabilities	0.7%	8,956,203
	Total Net Assets	100.0%	$ 1,229,182,704
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $3,087,505, representing 0.3% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 197,597,720	$ 187,901,807	$ 9,695,913	$ —
Health Care Distributors	30,992,519	30,992,519	—	—
Health Care Equipment	198,668,013	189,408,553	9,259,460	—
Health Care Facilities	57,584,147	57,584,147	—	—
Health Care Services	39,447,985	39,447,985	—	—
Life Sciences Tools & Services	163,370,079	158,506,962	4,863,117	—
Managed Health Care	173,639,935	173,639,935	—	—
Pharmaceuticals	355,210,349	285,532,210	69,678,139	—
Rights	7,564	—	—	7,564
Short-Term Investments	3,708,190	1,352,610	2,355,580	—
Total	$ 1,220,226,501	$ 1,124,366,728	$ 95,852,209	$ 7,564

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
92

The Hartford High Yield Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.0%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 790,525
	Commercial Services - 0.1%
400,000	Block, Inc. 0.13%, 03/01/2025	395,200
	Healthcare - Products - 0.2%
558,000	Insulet Corp. 0.38%, 09/01/2026	739,071
	Internet - 0.1%
625,000	Uber Technologies, Inc. 0.00%, 12/15/2025(1)	600,242
	Machinery-Diversified - 0.2%
498,000	Middleby Corp. 1.00%, 09/01/2025	627,729
	Oil & Gas - 0.2%
550,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(2)	670,130
	Total Convertible Bonds (cost $3,708,517)	$ 3,822,897
CORPORATE BONDS - 93.1%
	Advertising - 0.5%
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,121,562
	Aerospace/Defense - 2.2%
2,160,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	2,312,164
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,039,651
3,480,000	6.25%, 03/15/2026(2)	3,463,508
755,000	6.75%, 08/15/2028(2)	757,228
		8,572,551
	Agriculture - 0.6%
2,210,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	2,176,938
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(2)	740,839
988,000	4.25%, 03/15/2029(2)	840,067
		1,580,906
	Auto Manufacturers - 1.2%
	Ford Motor Co.
345,000	3.25%, 02/12/2032	272,628
355,000	4.35%, 12/08/2026	345,994
	Ford Motor Credit Co. LLC
813,000	4.06%, 11/01/2024	788,900
490,000	4.13%, 08/04/2025	467,365
1,230,000	4.54%, 08/01/2026	1,162,505
540,000	4.95%, 05/28/2027	512,318
1,225,000	5.13%, 06/16/2025	1,192,775
		4,742,485
	Auto Parts & Equipment - 0.9%
	Adient Global Holdings Ltd.
EUR 183,080	3.50%, 08/15/2024(3)	197,790
$ 2,035,000	4.88%, 08/15/2026(2)	1,953,592
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(2)	1,446,292
		3,597,674
	Chemicals - 0.5%
1,917,000	Avient Corp. 7.13%, 08/01/2030(2)	1,932,451
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Commercial Banks - 0.7%
$ 1,075,000	Barclays PLC 8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 yr. USD CMT + 5.43% thereafter)(4)(5)	$ 999,750
2,200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(3)(4)(5)	1,828,750
		2,828,500
	Commercial Services - 3.6%
	Block, Inc.
1,075,000	2.75%, 06/01/2026	978,674
860,000	3.50%, 06/01/2031	720,408
EUR 1,930,000	Castor SpA 8.78%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(6)	2,011,053
$ 2,175,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,089,487
2,750,000	Service Corp. International 3.38%, 08/15/2030	2,292,916
1,036,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	639,730
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	202,940
1,135,000	3.88%, 02/15/2031	977,487
3,310,000	4.88%, 01/15/2028	3,158,076
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(2)	976,891
		14,047,662
	Construction Materials - 1.6%
	Builders FirstSource, Inc.
$ 1,310,000	4.25%, 02/01/2032(2)	1,136,681
2,350,000	5.00%, 03/01/2030(2)	2,196,952
1,965,000	Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(2)	1,952,719
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	875,135
		6,161,487
	Distribution/Wholesale - 1.7%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,672,225
3,050,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	2,953,015
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	1,934,625
		6,559,865
	Diversified Financial Services - 3.5%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(2)	714,597
620,000	6.63%, 03/15/2026	608,372
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	1,980,189
	Nationstar Mortgage Holdings, Inc.
2,015,000	5.13%, 12/15/2030(2)	1,698,045
290,000	5.50%, 08/15/2028(2)	262,653
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	1,910,978
1,650,000	6.88%, 03/15/2025	1,644,733
264,000	9.00%, 01/15/2029	268,250
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(2)	775,715
1,895,000	5.38%, 10/15/2025(2)	1,810,881
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,030,785
		13,705,198
	Electric - 0.8%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(2)	2,158,978
390,000	3.75%, 01/15/2032(2)	318,770
515,000	4.75%, 03/15/2028(2)	477,716
		2,955,464

93

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(2)	$ 1,685,510
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	281,956
		1,967,466
	Electronics - 1.4%
2,460,000	Coherent Corp. 5.00%, 12/15/2029(2)	2,214,000
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,316,995
1,005,000	Sensata Technologies BV 5.00%, 10/01/2025(2)	979,701
		5,510,696
	Entertainment - 4.2%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(2)	1,254,385
1,340,000	6.25%, 07/01/2025(2)	1,332,778
2,430,000	8.13%, 07/01/2027(2)	2,492,497
1,115,000	Cinemark USA, Inc. 5.25%, 07/15/2028(2)	981,646
EUR 1,090,000	Cirsa Finance International Sarl 7.88%, 07/31/2028(2)	1,204,664
$ 2,020,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(2)	1,899,942
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	2,221,685
2,200,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	2,058,304
2,745,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(2)	2,745,217
		16,191,118
	Environmental Control - 0.2%
410,000	Clean Harbors, Inc. 6.38%, 02/01/2031(2)	411,903
340,000	Stericycle, Inc. 3.88%, 01/15/2029(2)	300,686
		712,589
	Food - 1.5%
1,190,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,025,294
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(2)	882,595
450,000	Iceland Bondco PLC 10.88%, 12/15/2027(2)	581,839
$ 1,020,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	906,091
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(2)	2,630,149
		6,025,968
	Food Service - 0.5%
2,060,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	1,940,564
	Gas - 0.7%
	AmeriGas Partners LP/AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,037,340
1,143,000	5.88%, 08/20/2026	1,076,654
795,000	9.38%, 06/01/2028(2)	807,064
		2,921,058
	Healthcare - Products - 2.1%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,496,014
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(2)	4,487,228
1,532,000	5.25%, 10/01/2029(2)	1,353,657
		8,336,899
	Healthcare - Services - 2.4%
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(2)	370,869
485,000	3.50%, 04/01/2030(2)	406,188
265,000	5.00%, 07/15/2027(2)	248,252
2,475,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(2)	1,875,011
690,000	HCA, Inc. 7.50%, 11/15/2095	759,176
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Healthcare - Services - 2.4% - (continued)
$ 1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	$ 1,649,080
4,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	3,999,696
		9,308,272
	Home Builders - 3.9%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,373,000	4.63%, 08/01/2029(2)	1,188,084
1,266,000	4.63%, 04/01/2030(2)	1,082,430
1,641,000	6.63%, 01/15/2028(2)	1,574,356
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,165,592
	KB Home
1,045,000	4.00%, 06/15/2031	909,882
660,000	4.80%, 11/15/2029	608,850
495,000	6.88%, 06/15/2027	503,664
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,180,741
790,000	4.95%, 02/01/2028	744,560
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	1,188,625
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(2)	466,750
1,790,000	5.75%, 01/15/2028(2)	1,744,786
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	1,669,181
		15,027,501
	Household Products - 0.2%
805,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 07/15/2030(2)	811,601
	Insurance - 2.0%
1,000,000	Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(2)	965,497
2,700,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	2,350,057
	HUB International Ltd.
673,000	7.00%, 05/01/2026(2)	670,961
1,225,000	7.25%, 06/15/2030(2)	1,248,287
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,542,450
925,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	934,090
		7,711,342
	Internet - 3.0%
	Gen Digital, Inc.
1,450,000	6.75%, 09/30/2027(2)	1,449,210
1,450,000	7.13%, 09/30/2030(2)	1,461,217
3,045,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(2)	2,611,087
2,200,000	Newfold Digital Holdings Group, Inc. 6.00%, 02/15/2029(2)	1,622,500
	Uber Technologies, Inc.
3,765,000	4.50%, 08/15/2029(2)	3,480,443
1,145,000	8.00%, 11/01/2026(2)	1,167,550
		11,792,007
	Iron/Steel - 0.5%
	ATI, Inc.
1,075,000	4.88%, 10/01/2029	978,273
1,025,000	5.88%, 12/01/2027	996,295
		1,974,568
	IT Services - 1.5%
2,920,000	McAfee Corp. 7.38%, 02/15/2030(2)	2,523,095

94

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	IT Services - 1.5% - (continued)
	Presidio Holdings, Inc.
$ 2,315,000	4.88%, 02/01/2027(2)	$ 2,183,786
1,015,000	8.25%, 02/01/2028(2)	984,339
		5,691,220
	Leisure Time - 4.0%
	Carnival Corp.
672,000	5.75%, 03/01/2027(2)	621,653
3,140,000	6.00%, 05/01/2029(2)	2,822,531
340,000	7.63%, 03/01/2026(2)	335,427
EUR 260,000	7.63%, 03/01/2026(2)	281,582
$ 655,000	10.50%, 06/01/2030(2)	692,877
1,615,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(2)	1,321,159
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(2)	1,377,966
1,590,000	8.38%, 02/01/2028(2)	1,657,618
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(2)	712,778
2,625,000	5.50%, 08/31/2026(2)	2,517,833
390,000	7.25%, 01/15/2030(2)	394,173
1,425,000	8.25%, 01/15/2029(2)	1,488,249
1,345,000	Viking Cruises Ltd. 9.13%, 07/15/2031(2)	1,382,929
		15,606,775
	Lodging - 1.5%
2,675,000	Boyd Gaming Corp. 4.75%, 06/15/2031(2)	2,393,526
1,000,000	Sands China Ltd. 5.90%, 08/08/2028	973,354
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(2)	912,390
1,690,000	5.50%, 03/01/2025(2)	1,658,183
		5,937,453
	Machinery-Diversified - 0.2%
625,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	584,445
	Media - 5.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(2)	1,290,787
2,250,000	4.25%, 01/15/2034(2)	1,730,630
1,875,000	4.50%, 08/15/2030(2)	1,586,492
925,000	4.50%, 05/01/2032	754,260
1,750,000	4.75%, 02/01/2032(2)	1,443,991
875,000	7.38%, 03/01/2031(2)	869,956
	CSC Holdings LLC
625,000	5.25%, 06/01/2024	582,656
1,650,000	5.75%, 01/15/2030(2)	854,257
	DISH DBS Corp.
775,000	5.75%, 12/01/2028(2)	596,337
1,405,000	5.88%, 11/15/2024	1,289,801
615,000	DISH Network Corp. 11.75%, 11/15/2027(2)	619,647
2,960,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(7)	2,455,095
	Sirius XM Radio, Inc.
3,075,000	3.13%, 09/01/2026(2)	2,778,140
675,000	4.13%, 07/01/2030(2)	553,760
2,275,000	UPC Broadband Finco BV 4.88%, 07/15/2031(2)	1,910,644
2,255,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(2)	1,931,020
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,133,715
365,000	Ziggo BV 4.88%, 01/15/2030(2)	309,093
		22,690,281
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Metal Fabricate/Hardware - 1.2%
	Advanced Drainage Systems, Inc.
$ 1,124,000	5.00%, 09/30/2027(2)	$ 1,073,479
1,361,000	6.38%, 06/15/2030(2)	1,347,257
	Novelis Corp.
630,000	3.25%, 11/15/2026(2)	572,386
650,000	3.88%, 08/15/2031(2)	541,240
1,310,000	4.75%, 01/30/2030(2)	1,177,185
		4,711,547
	Mining - 1.7%
	Constellium SE
1,575,000	3.75%, 04/15/2029(2)	1,369,321
755,000	5.63%, 06/15/2028(2)	719,300
348,000	5.88%, 02/15/2026(2)	342,977
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(2)	322,492
3,905,000	5.88%, 04/15/2030(2)	3,745,412
		6,499,502
	Office/Business Equipment - 0.2%
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	758,234
	Oil & Gas - 5.7%
1,725,000	Apache Corp. 4.38%, 10/15/2028	1,589,204
2,885,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(2)	2,855,047
1,760,000	Matador Resources Co. 6.88%, 04/15/2028(2)	1,749,161
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	2,715,900
950,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	957,243
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,411,744
1,020,000	5.55%, 03/15/2026	1,014,645
395,000	6.13%, 01/01/2031	404,223
258,000	6.38%, 09/01/2028	264,889
	Range Resources Corp.
685,000	4.75%, 02/15/2030(2)	629,584
1,485,000	4.88%, 05/15/2025	1,453,073
2,950,000	SM Energy Co. 6.50%, 07/15/2028	2,883,559
2,865,000	Southwestern Energy Co. 4.75%, 02/01/2032	2,545,598
1,850,000	Transocean, Inc. 8.75%, 02/15/2030(2)	1,915,306
		22,389,176
	Oil & Gas Services - 1.9%
3,550,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	3,571,992
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	3,997,110
		7,569,102
	Packaging & Containers - 2.2%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(2)	637,039
2,570,000	5.25%, 08/15/2027(2)	2,205,679
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(2)	645,750
1,250,000	8.75%, 04/15/2030(2)	1,133,102
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	761,965
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 08/15/2026(2)	904,783
1,075,000	9.25%, 04/15/2027(2)	998,605
650,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(2)	660,543
575,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(2)	548,128
		8,495,594

95

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Pharmaceuticals - 1.6%
$ 1,300,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(2)	$ 958,690
3,280,000	Owens & Minor, Inc. 6.63%, 04/01/2030(2)	3,007,858
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,337,055
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	948,216
		6,251,819
	Pipelines - 5.1%
$ 1,890,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	1,817,359
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,394,600
640,000	4.13%, 03/01/2025(2)	616,000
900,000	4.13%, 12/01/2027	814,500
730,000	4.50%, 03/01/2028(2)	659,307
1,410,000	Cheniere Energy Partners LP 4.00%, 03/01/2031	1,254,718
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
365,000	6.00%, 02/01/2029(2)	344,012
2,435,000	7.38%, 02/01/2031(2)	2,428,909
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(2)	1,747,666
750,000	4.38%, 06/15/2031(2)	651,088
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	594,728
1,793,000	5.63%, 01/15/2028(2)	1,752,898
550,000	6.50%, 09/01/2030(2)	553,541
681,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	541,824
	EQM Midstream Partners LP
1,545,000	4.50%, 01/15/2029(2)	1,411,876
1,180,000	4.75%, 01/15/2031(2)	1,052,602
435,000	6.00%, 07/01/2025(2)	431,857
845,000	6.50%, 07/01/2027(2)	843,193
950,000	6.50%, 07/15/2048	868,394
115,000	7.50%, 06/01/2027(2)	116,713
115,000	7.50%, 06/01/2030(2)	118,578
		20,014,363
	Real Estate Investment Trusts - 1.7%
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	949,175
1,925,000	7.00%, 02/15/2029(2)	1,931,800
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
1,173,000	4.25%, 02/01/2027(2)	1,055,255
945,000	5.25%, 10/01/2025(2)	906,019
1,910,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(2)	1,938,717
		6,780,966
	Retail - 7.4%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(2)	1,805,818
800,000	3.88%, 01/15/2028(2)	732,629
1,190,000	4.00%, 10/15/2030(2)	1,022,719
1,210,000	4.38%, 01/15/2028(2)	1,118,013
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(2)	1,599,552
307,000	4.75%, 03/01/2030	271,141
760,000	5.00%, 02/15/2032(2)	662,883
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(2)	1,158,349
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Retail - 7.4% - (continued)
	Gap, Inc.
$ 1,315,000	3.63%, 10/01/2029(2)	$ 980,464
1,315,000	3.88%, 10/01/2031(2)	942,590
4,656,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	4,014,636
2,823,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	2,399,663
	PetSmart, Inc./PetSmart Finance Corp.
3,310,000	4.75%, 02/15/2028(2)	3,035,485
625,000	7.75%, 02/15/2029(2)	609,638
2,998,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(2)	2,853,183
	SRS Distribution, Inc.
1,180,000	4.63%, 07/01/2028(2)	1,068,340
900,000	6.00%, 12/01/2029(2)	780,750
1,055,000	Staples, Inc. 7.50%, 04/15/2026(2)	871,441
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	479,085
816,000	4.63%, 01/31/2032	739,003
1,674,000	5.38%, 04/01/2032	1,584,453
		28,729,835
	Semiconductors - 0.8%
2,585,000	Entegris Escrow Corp. 4.75%, 04/15/2029(2)(7)	2,411,660
770,000	Sensata Technologies BV 5.63%, 11/01/2024(2)	765,484
		3,177,144
	Software - 5.1%
3,440,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	2,914,702
1,405,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	1,285,575
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)	2,344,936
1,284,000	Fair Isaac Corp. 4.00%, 06/15/2028(2)	1,178,383
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(2)	1,067,792
340,000	3.88%, 02/15/2031(2)	301,713
515,000	4.00%, 11/15/2029(2)	468,968
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(2)	1,076,264
825,000	3.88%, 12/01/2029(2)	697,919
270,000	6.90%, 12/01/2027(2)	275,922
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(2)	883,018
650,000	4.13%, 12/01/2031(2)	538,835
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(2)	1,907,989
1,025,000	4.00%, 02/15/2028(2)	940,676
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	2,202,647
1,890,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	1,818,118
		19,903,457
	Telecommunications - 3.9%
EUR 200,000	Altice France Holding SA 8.00%, 05/15/2027(3)	86,861
	Altice France SA
$ 720,000	5.13%, 07/15/2029(2)	504,171
640,000	5.50%, 01/15/2028(2)	469,508
1,665,000	8.13%, 02/01/2027(2)	1,357,853
1,645,000	Embarq Corp. 8.00%, 06/01/2036	929,951
	Frontier Communications Holdings LLC
2,255,000	5.00%, 05/01/2028(2)	1,911,460
1,085,000	5.88%, 10/15/2027(2)	993,762
835,161	5.88%, 11/01/2029	612,413
680,000	6.75%, 05/01/2029(2)	525,574
	Iliad Holding SASU
755,000	6.50%, 10/15/2026(2)	723,556
490,000	7.00%, 10/15/2028(2)	460,039

96

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 93.1% - (continued)
	Telecommunications - 3.9% - (continued)
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(2)		$ 499,709
1,430,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(2)		1,472,115
$ 924,000	Sprint LLC 7.13%, 06/15/2024		932,685
1,075,000	Telecom Italia Capital SA 6.38%, 11/15/2033		908,972
EUR 1,810,000	TMNL Holding BV 3.75%, 01/15/2029(2)		1,776,160
$ 1,025,000	T-Mobile USA, Inc. 2.63%, 04/15/2026		950,751
			15,115,540
	Transportation - 0.3%
1,455,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(2)		1,232,855
	Total Corporate Bonds (cost $384,467,779)		$ 363,353,700
SENIOR FLOATING RATE INTERESTS - 1.6%(8)
	Insurance - 0.4%
1,424,166	HUB International Ltd. 9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%		$ 1,429,506
	Packaging & Containers - 0.4%
1,460,250	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%		1,445,779
	Pharmaceuticals - 0.1%
384,375	Owens & Minor, Inc. 9.00%, 03/29/2029, 6 mo. USD SOFR + 3.75%		383,733
	Software - 0.7%
1,053,688	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%		1,052,371
1,994,044	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%		1,925,668
			2,978,039
	Total Senior Floating Rate Interests (cost $6,284,581)		$ 6,237,057
	Total Long-Term Investments (cost $394,460,877)		$ 373,413,654
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
2,210,892	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $2,211,216; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $2,255,188		$ 2,210,892
	Total Short-Term Investments (cost $2,210,892)		$ 2,210,892
	Total Investments (cost $396,671,769)	96.3%	$ 375,624,546
	Other Assets and Liabilities	3.7%	14,620,412
	Total Net Assets	100.0%	$ 390,244,958
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is a zero-coupon bond.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $292,830,528, representing 75.0% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $2,113,401, representing 0.5% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.

97

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	19	09/07/2023	$ (2,421,001)	$ 17,102
Total futures contracts				$ 17,102

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
87,000	EUR	96,500	USD	SCB	08/31/2023	$ (687)
88,000	EUR	97,750	USD	CBK	08/31/2023	(837)
529,000	EUR	585,648	USD	JPM	08/31/2023	(3,065)
450,000	EUR	499,043	USD	SSG	08/31/2023	(3,462)
12,320,940	USD	11,113,000	EUR	DEUT	08/31/2023	82,300
90,430	USD	82,000	EUR	SSG	08/31/2023	124
1,175,962	USD	915,000	GBP	BCLY	08/31/2023	1,505
Total foreign currency contracts						$ 75,878
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 3,822,897	$ —	$ 3,822,897	$ —
Corporate Bonds	363,353,700	—	363,353,700	—
Senior Floating Rate Interests	6,237,057	—	6,237,057	—
Short-Term Investments	2,210,892	—	2,210,892	—
Foreign Currency Contracts(2)	83,929	—	83,929	—
Futures Contracts(2)	17,102	17,102	—	—
Total	$ 375,725,577	$ 17,102	$ 375,708,475	$ —
Liabilities
Foreign Currency Contracts(2)	$ (8,051)	$ —	$ (8,051)	$ —
Total	$ (8,051)	$ —	$ (8,051)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
98

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
	Asset-Backed - Home Equity - 0.1%
$ 547,580	GSAA Home Equity Trust 5.98%, 06/25/2036(1)	$ 146,765
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	270,654
		417,419
	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
6,031,810	1.19%, 03/15/2062(1)(3)	293,226
2,366,984	1.51%, 01/15/2054(1)(3)	198,232
700,000	BXSC Commercial Mortgage Trust 7.61%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(4)(5)	692,110
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(4)	183,441
225,000	3.90%, 01/10/2039(1)(4)	167,884
1,743,730	DBJPM Mortgage Trust 1.71%, 09/15/2053(1)(3)	108,650
5,770,094	Wells Fargo NA 0.89%, 05/15/2062(1)(3)	229,702
		1,873,245
	Other Asset-Backed Securities - 0.7%
117,112	AASET Trust 3.35%, 01/16/2040(4)	98,374
248,238	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(4)	208,810
774,298	HSI Asset Securitization Corp. Trust 5.95%, 02/25/2036, 1 mo. USD Term SOFR + 0.65%(5)	753,804
1,443,000	Tricon Residential Trust 3.86%, 04/17/2039(4)	1,347,383
461,824	VOLT XCIV LLC 2.24%, 02/27/2051(2)(4)	426,267
		2,834,638
	Whole Loan Collateral CMO - 2.7%
100,555	Adjustable Rate Mortgage Trust 5.95%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(5)	99,142
	Angel Oak Mortgage Trust
512,900	1.82%, 11/25/2066(1)(4)	428,515
1,190,101	2.88%, 12/25/2066(2)(4)	1,047,809
390,314	Banc of America Funding Trust 6.05%, 10/25/2036(2)	336,761
67,219	Bear Stearns ARM Trust 5.23%, 10/25/2035, 1 yr. USD CMT + 2.30%(5)	64,040
205,746	Chase Mortgage Finance Trust 3.99%, 12/25/2035(1)	193,051
1,154,866	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(4)	985,770
	Connecticut Avenue Securities Trust
34,903	7.28%, 10/25/2039, 30 day USD SOFR Average + 2.21%(4)(5)	34,955
16,077	7.33%, 09/25/2031, 30 day USD SOFR Average + 2.26%(4)(5)	16,077
3,885	7.48%, 08/25/2031, 30 day USD SOFR Average + 2.41%(4)(5)	3,885
41,373	7.58%, 04/25/2031, 30 day USD SOFR Average + 2.51%(4)(5)	41,499
1,256,079	CSMC Trust 2.27%, 11/25/2066(1)(4)	1,055,319
177,070	Deutsche Alt-A Securities Mortgage Loan Trust 5.71%, 12/25/2036, 1 mo. USD Term SOFR + 0.41%(5)	162,849
583,963	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(4)	480,402
114,412	GreenPoint Mortgage Funding Trust 5.61%, 10/25/2045, 1 yr. USD MTA + 1.40%(5)	89,668
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 246,146	GSR Mortgage Loan Trust 4.46%, 10/25/2035(1)	$ 138,688
262,342	HarborView Mortgage Loan Trust 5.74%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(5)	233,531
1,374,446	IndyMac INDX Mortgage Loan Trust 5.99%, 01/25/2036, 1 mo. USD Term SOFR + 0.69%(5)	934,617
277,933	JP Morgan Mortgage Trust 3.90%, 01/25/2037(1)	225,051
	MASTR Adjustable Rate Mortgages Trust
2,830	4.94%, 11/21/2034(1)	2,676
702,905	5.89%, 05/25/2037, 1 mo. USD Term SOFR + 0.59%(5)	303,575
1,130,968	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(4)	941,849
1,026,666	OBX Trust 2.31%, 11/25/2061(1)(4)	858,646
134,184	Preston Ridge Partners Mortgage LLC 2.36%, 11/25/2025(2)(4)	128,722
	Residential Funding Mtg Sec I Trust
74,409	4.64%, 02/25/2036(1)	64,953
158,998	6.00%, 07/25/2037	122,533
245,741	Structured Adjustable Rate Mortgage Loan Trust 4.87%, 06/25/2035(1)	190,721
161,217	Towd Point Mortgage Trust 2.16%, 01/25/2052(1)(4)	158,215
	Verus Securitization Trust
974,020	0.94%, 07/25/2066(1)(4)	775,713
781,363	2.72%, 01/25/2067(2)(4)	684,854
195,317	WaMu Mortgage Pass-Through Certificates Trust 6.25%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(5)	179,812
390,739	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.04%, 11/25/2046, 1 yr. USD MTA + 0.83%(5)	325,042
		11,308,940
	Total Asset & Commercial Mortgage-Backed Securities (cost $19,030,873)	$ 16,434,242
CONVERTIBLE BONDS - 0.2%
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(4)	$ 385,930
	Pharmaceuticals - 0.1%
450,000	Ascendis Pharma AS 2.25%, 04/01/2028	408,094
	Total Convertible Bonds (cost $779,907)	$ 794,024
CORPORATE BONDS - 1.1%
	Diversified Financial Services - 0.1%
480,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(4)	$ 396,110
	Mining - 0.5%
	Anglo American Capital PLC
325,000	2.63%, 09/10/2030(4)	268,845
490,000	2.88%, 03/17/2031(4)	404,293
1,485,000	5.63%, 04/01/2030(4)	1,482,681
		2,155,819
	Pipelines - 0.1%
535,000	Greensaif Pipelines Bidco Sarl 6.51%, 02/23/2042(4)	553,060

99

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.1% - (continued)
	Retail - 0.3%
	Gap, Inc.
$ 505,000	3.63%, 10/01/2029(4)	$ 376,528
935,000	3.88%, 10/01/2031(4)	670,206
		1,046,734
	Software - 0.1%
510,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(4)	466,650
	Total Corporate Bonds (cost $5,167,436)	$ 4,618,373
FOREIGN GOVERNMENT OBLIGATIONS - 13.1%
	Angola - 0.1%
510,000	Angolan Government International Bonds 8.75%, 04/14/2032(6)	$ 446,842
	Brazil - 1.4%
	Brazil Notas do Tesouro Nacional
BRL 4,531,163	6.00%, 08/15/2050(7)	1,032,194
9,268,663	6.00%, 05/15/2055(7)	2,124,559
12,186,000	10.00%, 01/01/2029	2,519,508
		5,676,261
	Canada - 0.9%
CAD 5,199,330	Province of Ontario 2.00%, 12/01/2036(7)	3,606,229
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	114,348
	Colombia - 0.2%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	403,221
890,000	4.13%, 02/22/2042	595,487
		998,708
	Ghana - 0.1%
310,000	Ghana Government International Bonds 10.75%, 10/14/2030(6)	219,927
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(6)	1,205,357
	Indonesia - 0.4%
	Indonesia Government International Bonds
990,000	1.10%, 03/12/2033	803,295
1,050,000	1.40%, 10/30/2031	917,808
		1,721,103
	Japan - 1.1%
JPY 603,830,656	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(7)	4,537,272
	Mexico - 2.1%
EUR 1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,096,167
MXN 146,703,620	Mexico Udibonos 2.75%, 11/27/2031(7)	7,686,937
		8,783,104
	New Zealand - 1.5%
	New Zealand Government Inflation Linked Bonds
NZD 7,316,796	2.50%, 09/20/2035(6)(7)	4,471,077
3,138,678	2.50%, 09/20/2040(6)(7)	1,873,885
		6,344,962
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 13.1% - (continued)
	North Macedonia - 0.6%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(6)	$ 1,054,861
440,000	2.75%, 01/18/2025(6)	464,769
1,085,000	3.68%, 06/03/2026(4)	1,122,211
		2,641,841
	Romania - 0.4%
	Romanian Government International Bonds
1,417,000	2.12%, 07/16/2031(6)	1,203,237
100,000	2.75%, 04/14/2041(4)	70,392
332,000	3.62%, 05/26/2030(4)	326,487
		1,600,116
	Russia - 0.5%
RUB 370,457,734	Russian Federal Inflation Linked Bonds - OFZ 2.50%, 02/02/2028(7)(8)	2,012,787
	Saudi Arabia - 0.4%
EUR 1,810,000	Saudi Government International Bonds 2.00%, 07/09/2039(6)	1,439,834
	Serbia - 0.1%
655,000	Serbia International Bonds 1.65%, 03/03/2033(4)	494,139
	South Korea - 1.2%
KRW 6,623,377,606	Inflation Linked Korea Treasury Bonds 1.13%, 06/10/2030(7)	5,022,706
	Sweden - 1.8%
SEK 83,295,300	Sweden Inflation Linked Bonds 0.13%, 06/01/2032(6)(7)	7,501,692
	Total Foreign Government Obligations (cost $62,974,947)	$ 54,367,228
SENIOR FLOATING RATE INTERESTS - 2.5%(9)
	Advertising - 0.1%
$ 222,502	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 222,113
	Aerospace/Defense - 0.1%
109,175	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	109,230
259,181	TransDigm, Inc. 8.49%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	259,261
		368,491
	Airlines - 0.1%
144,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	150,015
208,250	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	216,343
		366,358
	Apparel - 0.0%
99,750	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	99,625
	Commercial Services - 0.3%
100,000	Belron Finance U.S. LLC 8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	99,938
EUR 290,000	Boels Topholding BV 6.62%, 02/06/2027, 1 mo. EURIBOR + 3.25%	317,711

100

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(9) - (continued)
	Commercial Services - 0.3% - (continued)
$ 315,750	Trans Union LLC 7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	$ 314,370
298,251	United Rentals, Inc. 7.07%, 10/31/2025, 1 mo. USD Term SOFR + 1.75%	298,344
247,030	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	246,832
		1,277,195
	Construction Materials - 0.2%
100,000	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	99,988
270,900	Ingersoll-Rand Services Co. 7.06%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	270,664
133,036	Quikrete Holdings, Inc. 8.06%, 02/01/2027, 1 mo. USD LIBOR + 2.63%	132,801
117,203	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	117,335
		620,788
	Distribution/Wholesale - 0.0%
196,826	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	196,433
	Diversified Financial Services - 0.1%
350,000	Delos Finance Sarl 7.29%, 10/06/2023, 3 mo. USD LIBOR + 1.75%	349,688
198,841	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	197,463
		547,151
	Electric - 0.0%
108,743	ExGen Renewables IV LLC 8.03%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	108,051
	Electronics - 0.1%
238,330	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	237,793
	Entertainment - 0.1%
129,675	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	129,587
125,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	125,000
93,149	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	93,269
123,750	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	123,472
		471,328
	Environmental Control - 0.1%
339,825	Clean Harbors, Inc. 7.43%, 10/08/2028, 1 mo. USD LIBOR + 2.00%	340,505
138,372	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	138,006
		478,511
	Food - 0.0%
192,400	U.S. Foods, Inc. 8.18%, 11/22/2028, 1 mo. USD Term SOFR + 2.75%	192,431
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(9) - (continued)
	Food Service - 0.1%
	Aramark Services, Inc.
$ 93,250	7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	$ 92,726
143,798	7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	143,259
		235,985
	Healthcare - Products - 0.1%
82,401	Avantor Funding, Inc. 7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	82,329
159,674	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	159,403
		241,732
	Healthcare - Services - 0.1%
195,989	Catalent Pharma Solutions, Inc. 7.41%, 02/22/2028, 1 mo. USD LIBOR + 2.00%	192,217
EUR 147,774	IQVIA, Inc. 5.60%, 06/11/2025, 3 mo. EURIBOR + 2.00%	162,118
		354,335
	Insurance - 0.2%
$ 187,965	Asurion LLC 9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	179,871
150,023	HUB International Ltd. 9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	150,585
219,998	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	218,998
136,469	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	136,350
		685,804
	Internet - 0.1%
209,660	Go Daddy Operating Co. LLC 7.85%, 11/09/2029, 1 mo. USD Term SOFR + 2.50%	209,842
202,987	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	195,438
		405,280
	Leisure Time - 0.0%
162,525	Carnival Corp. 8.68%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	161,815
	Lodging - 0.1%
119,979	Four Seasons Hotels Ltd. 8.67%, 11/30/2029, 1 mo. USD Term SOFR + 3.25%	120,092
145,083	Station Casinos LLC 7.67%, 02/08/2027, 1 mo. USD LIBOR + 2.25%	144,454
		264,546
	Media - 0.1%
252,142	Charter Communications Operating LLC 7.12%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	250,220
184,608	CSC Holdings LLC 9.72%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	169,424
		419,644
	Pharmaceuticals - 0.0%
206,568	Elanco Animal Health, Inc. 6.96%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	203,271
	Pipelines - 0.1%
119,798	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	119,815

101

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(9) - (continued)
	Pipelines - 0.1% - (continued)
$ 100,013	NorthRiver Midstream Finance LP 8.78%, 10/01/2025, 3 mo. USD Term SOFR + 3.25%	$ 99,798
136,567	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	136,483
		356,096
	Retail - 0.2%
247,980	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	246,159
105,357	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	105,215
155,038	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	154,432
161,296	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	160,328
325,488	KFC Holding Co. 7.09%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	324,131
		990,265
	Semiconductors - 0.0%
173,231	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	173,399
	Software - 0.2%
192,363	Hyland Software, Inc. 8.93%, 07/01/2024, 1 mo. USD LIBOR + 3.50%	191,542
154,225	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	154,379
177,528	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	175,865
100,000	Quartz Acquireco LLC 8.82%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	99,750
100,959	Science Applications International Corp. 7.29%, 10/31/2025, 1 mo. USD Term SOFR + 1.88%	100,902
138,601	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	138,446
		860,884
	Total Senior Floating Rate Interests (cost $10,545,598)	$ 10,539,324
U.S. GOVERNMENT AGENCIES - 5.8%
	Mortgage-Backed Agencies - 5.8%
	Federal Home Loan Mortgage Corp. - 0.2%
6,400,902	0.85%, 11/25/2030(1)(3)	$ 299,879
959,182	0.88%, 11/25/2030(1)(3)	46,905
1,736,183	1.02%, 10/25/2030(1)(3)	96,818
5,206,549	1.12%, 06/25/2030(1)(3)	315,851
30,049	7.07%, 01/25/2051, 30 day USD SOFR Average + 2.00%(4)(5)	28,866
		788,319
	Uniform Mortgage-Backed Security - 5.6%
23,805,000	5.00%, 08/14/2053(10)	23,254,509
	Total U.S. Government Agencies (cost $23,949,345)	$ 24,042,828
U.S. GOVERNMENT SECURITIES - 72.1%
	U.S. Treasury Securities - 72.1%
	U.S. Treasury Inflation-Protected Bonds - 2.0%
479,050	0.25%, 02/15/2050(7)	$ 322,957
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 72.1% - (continued)
	U.S. Treasury Securities - 72.1% - (continued)
	U.S. Treasury Inflation-Protected Bonds - 2.0% - (continued)
$ 4,897,958	0.63%, 02/15/2043(7)		$ 3,917,505
4,963,630	1.00%, 02/15/2048(7)		4,144,776
			8,385,238
	U.S. Treasury Inflation-Protected Notes - 70.1%
11,433,557	0.13%, 04/15/2026(7)		10,735,150
11,760,571	0.13%, 07/15/2026(7)		11,057,081
40,864,954	0.13%, 10/15/2026(7)		38,271,386
13,453,183	0.13%, 01/15/2030(7)		12,097,223
20,993,793	0.13%, 07/15/2030(7)		18,831,473
27,733,068	0.13%, 01/15/2031(7)		24,621,764
20,806,662	0.13%, 07/15/2031(7)		18,415,928
3,474,592	0.38%, 01/15/2027(7)		3,263,469
11,772,820	0.38%, 07/15/2027(7)		11,058,978
6,139,593	0.50%, 01/15/2028(7)		5,757,487
41,417,858	0.63%, 01/15/2026(7)(11)(12)		39,512,394
26,171,483	0.63%, 07/15/2032(7)		23,965,309
48,721,979	0.88%, 01/15/2029(7)		46,279,219
12,587,697	1.13%, 01/15/2033(7)		12,004,901
9,236,993	1.38%, 07/15/2033(7)		9,051,531
5,317,684	1.63%, 10/15/2027(7)		5,247,734
			290,171,027
	Total U.S. Government Securities (cost $322,588,007)		$ 298,556,265
	Total Long-Term Investments (cost $445,036,113)		$ 409,352,284
SHORT-TERM INVESTMENTS - 5.3%
	Repurchase Agreements - 0.0%
3,254	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $3,254; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $3,404		$ 3,254
	U.S. Treasury Securities - 5.3%
	U.S. Treasury Bills - 5.3%
21,915,000	5.27%, 10/05/2023(13)		21,706,661
	Total Short-Term Investments (cost $21,711,409)		$ 21,709,915
	Total Investments Excluding Purchased Options (cost $466,747,522)	104.1%	$ 431,062,199
	Total Purchased Options (cost $34,071)	0.0%	$ 33,628
	Total Investments (cost $466,781,593)	104.1%	$ 431,095,827
	Other Assets and Liabilities	(4.1)%	(16,825,971)
	Total Net Assets	100.0%	$ 414,269,856
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

102

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Securities disclosed are interest-only strips.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $17,812,897, representing 4.3% of net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $19,881,481, representing 4.8% of net assets.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(10)	Represents or includes a TBA transaction.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2023, the market value of securities pledged was $1,049,394.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $1,955,688.
(13)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call CAD vs. Put USD(1)	BOA	1.29	USD	11/01/2023	8,676,000	USD	8,676,000	$ 33,628	$ 34,071	$ (443)
Total purchased OTC option contracts								$ 33,628	$ 34,071	$ (443)

(1)	At July 31, 2023, the counterparty had deposited in a segregated account securities with a value of $1,375,000 in connection with open OTC Option Contracts.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 5-Years Bond Future	189	09/20/2023	$ 15,622,796	$ (71,061)
Long Gilt Future	32	09/27/2023	3,947,788	(30,748)
U.S. Treasury 2-Year Note Future	630	09/29/2023	127,909,687	(1,084,513)
U.S. Treasury 5-Year Note Future	187	09/29/2023	19,975,399	(430,041)
Total				$ (1,616,363)
Short position contracts:
Euro BUXL 30-Year Bond Future	57	09/07/2023	$ 8,434,333	$ 86,134
Euro-BOBL Future	57	09/07/2023	7,263,003	51,333
Euro-BUND Future	28	09/07/2023	4,094,539	31,120
U.S. Treasury 10-Year Note Future	26	09/20/2023	2,896,563	26,028
U.S. Treasury Ultra Bond Future	108	09/20/2023	14,279,625	200,062
Total				$ 394,677
Total futures contracts				$ (1,221,686)

103

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	$ —	$ —	$ 423,809	$ 423,809
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	520,763	520,763
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	483,987	483,987
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,670,203	1,670,203
CBK	2.45% Fixed	CPURNSA	USD	4,060,000	04/15/2028	At Maturity	—	—	30,160	30,160
Total OTC interest rate swap contracts							$ —	$ —	$ 3,128,922	$ 3,128,922

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	1,735,000	(1.00%)	06/20/2027	Quarterly	$ 75,509	$ —	$ 9,700	$ (65,809)
Brazil Republic	USD	2,110,000	(1.00%)	06/20/2028	Quarterly	104,931	—	54,911	(50,020)
Republic of South Africa Government International Bond	USD	1,780,000	(1.00%)	06/20/2028	Quarterly	100,848	—	93,990	(6,858)
Total centrally cleared credit default swap contracts						$ 281,288	$ —	$ 158,601	$ (122,687)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ 1,024,937	$ 1,024,937
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	1,124,951	1,124,951
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	31,861	—	419,658	387,797
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	—	(59,777)	133,449	193,226
Total centrally cleared interest rate swaps contracts						$ 31,861	$ (59,777)	$ 2,702,995	$ 2,730,911

Bond Forward Contracts Outstanding at July 31, 2023
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BCLY	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/2024(1)	USD	6,355,633	10/15/2024	$804
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	19,492,709	04/15/2025	24,526
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,343,219	07/15/2025	11,560
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	16,908,074	01/15/2026	17,691
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,427,343	07/15/2028	3,453
Total Bond Forward Contracts					$58,034

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,943,000	BRL	3,301,785	USD	CBK	08/02/2023	$ 68,395
15,943,000	BRL	3,343,189	USD	GSC	09/05/2023	5,876
1,042,400,000	JPY	7,410,837	USD	JPM	08/31/2023	(45,099)
81,365,000	MXN	4,787,810	USD	BOA	08/31/2023	42,407
50,550,000	NOK	5,031,202	USD	BCLY	08/31/2023	(37,676)
58,382,000	ZAR	3,291,192	USD	HSBC	08/31/2023	(36,708)
4,857,930	USD	23,457,000	BRL	CBK	08/02/2023	(100,631)
104

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,918,848	USD	23,457,000	BRL	GSC	09/05/2023	$ (8,645)
3,336,942	USD	4,408,000	CAD	UBS	08/31/2023	(7,301)
10,926,448	USD	9,855,224	EUR	DEUT	08/31/2023	72,985
4,519,537	USD	635,713,000	JPY	JPM	08/31/2023	27,504
4,832,972	USD	6,156,288,000	KRW	MSC	08/31/2023	(5,926)
13,065,516	USD	222,038,000	MXN	BOA	08/31/2023	(115,724)
6,327,232	USD	10,164,000	NZD	TDB	08/31/2023	14,007
7,571,571	USD	78,506,000	SEK	MSC	08/31/2023	101,353
Total foreign currency contracts						$ (25,183)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 16,434,242	$ —	$ 16,434,242	$ —
Convertible Bonds	794,024	—	794,024	—
Corporate Bonds	4,618,373	—	4,618,373	—
Foreign Government Obligations	54,367,228	—	54,367,228	—
Senior Floating Rate Interests	10,539,324	—	10,539,324	—
U.S. Government Agencies	24,042,828	—	24,042,828	—
U.S. Government Securities	298,556,265	—	298,556,265	—
Short-Term Investments	21,709,915	—	21,709,915	—
Purchased Options	33,628	—	33,628	—
Bond Forward(2)	58,034	—	58,034	—
Foreign Currency Contracts(2)	332,527	—	332,527	—
Futures Contracts(2)	394,677	394,677	—	—
Swaps - Interest Rate(2)	5,859,833	—	5,859,833	—
Total	$ 437,740,898	$ 394,677	$ 437,346,221	$ —
Liabilities
Foreign Currency Contracts(2)	$ (357,710)	$ —	$ (357,710)	$ —
Futures Contracts(2)	(1,616,363)	(1,616,363)	—	—
Swaps - Credit Default(2)	(122,687)	—	(122,687)	—
Total	$ (2,096,760)	$ (1,616,363)	$ (480,397)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
105

Hartford International Equity Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Australia - 1.7%
25,182	ASX Ltd.	$ 1,052,070
490,404	Aurizon Holdings Ltd.	1,256,814
269,443	Austal Ltd.	398,745
75,945	Computershare Ltd.	1,280,831
27,463	Flutter Entertainment PLC*	5,466,048
185,597	OceanaGold Corp.	388,464
48,989	Wesfarmers Ltd.	1,636,827
		11,479,799
	Austria - 1.0%
72,019	ams-OSRAM AG*	637,479
124,763	Erste Group Bank AG	4,715,526
51,202	Mondi PLC	898,113
20,578	Zumtobel Group AG	179,873
		6,430,991
	Belgium - 0.5%
21,373	Ageas SA	904,789
22,720	Anheuser-Busch InBev SA	1,299,712
39,574	bpost SA	190,580
85,788	Proximus SADP	657,718
		3,052,799
	Brazil - 1.9%
336,323	Atacadao SA	975,808
523,939	B3 SA - Brasil Bolsa Balcao	1,650,899
386,781	Banco Bradesco SA ADR	1,365,337
367,447	Caixa Seguridade Participacoes SA	838,436
49,593	Cia de Saneamento Basico do Estado de Sao Paulo	609,327
145,190	Localiza Rent a Car SA	2,063,901
1,047,588	Magazine Luiza SA*	742,145
104,223	Telefonica Brasil SA	928,116
184,405	Ultrapar Participacoes SA	736,645
173,322	Vale SA ADR	2,535,701
		12,446,315
	Burkina Faso - 0.1%
23,075	Endeavour Mining PLC	557,517
	Canada - 4.5%
32,275	ARC Resources Ltd.	487,558
24,354	Bank of Montreal	2,263,178
32,566	Bank of Nova Scotia	1,639,846
57,029	Barrick Gold Corp.	985,190
12,673	Cameco Corp.	445,547
31,389	Canadian National Railway Co.	3,804,814
71,496	Centerra Gold, Inc.	458,693
50,658	Fortis, Inc.	2,159,395
24,751	Intact Financial Corp.	3,656,575
11,581	National Bank of Canada	907,053
45,911	Pembina Pipeline Corp.	1,453,596
32,399	Royal Bank of Canada(1)	3,212,013
38,342	Shopify, Inc. Class A*	2,591,152
29,650	TC Energy Corp.	1,062,647
55,349	TELUS Corp.	985,549
51,178	Toronto-Dominion Bank	3,374,996
83,440	Trican Well Service Ltd.	261,966
		29,749,768
	Chile - 0.1%
29,738	Cia Cervecerias Unidas SA	246,569
107,667	Empresa Nacional de Telecomunicaciones SA	432,749
		679,318
	China - 8.5%
10,883	Airtac International Group	323,691
50,544	Alibaba Group Holding Ltd.*	645,921
51,010	Alibaba Group Holding Ltd. ADR*	5,211,182
348,493	ANTA Sports Products Ltd.	4,129,960
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	China - 8.5% - (continued)
8,124	Baidu, Inc. Class A*	$ 158,831
183,128	BOC Hong Kong Holdings Ltd.	558,914
1,799,853	Brilliance China Automotive Holdings Ltd.	962,365
98,767	BYD Co. Ltd. Class H	3,517,885
823,374	China BlueChemical Ltd. Class H	205,797
4,214,553	China Construction Bank Corp. Class H	2,456,488
361,617	China Merchants Bank Co. Ltd. Class H	1,798,224
627,726	China Merchants Port Holdings Co. Ltd.	863,593
5,882,843	China Reinsurance Group Corp. Class H	408,360
1,017,127	China Resources Gas Group Ltd.	3,523,564
282,329	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,979,572
1,992,813	China State Construction Engineering Corp. Ltd. Class A	1,707,017
10,762,428	China Tower Corp. Ltd. Class H(2)	1,216,569
755,072	CSPC Pharmaceutical Group Ltd.	630,693
968,163	Dongfeng Motor Group Co. Ltd. Class H	453,127
62,894	H World Group Ltd. ADR*	3,021,428
174,395	Haier Smart Home Co. Ltd. Class A	604,022
135,003	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	843,494
184,000	Midea Group Co. Ltd. Class A	1,529,438
1,048,062	PetroChina Co. Ltd. Class H	768,477
349,971	Ping An Insurance Group Co. of China Ltd. Class H	2,550,147
680,200	Sinoma Science & Technology Co. Ltd. Class A	2,203,964
4,036,243	Sinopec Engineering Group Co. Ltd. Class H	1,821,570
236,167	Tencent Holdings Ltd.	10,854,500
154,200	Zhejiang Weixing New Building Materials Co. Ltd. Class A	468,363
43,021	ZTO Express Cayman, Inc. ADR	1,195,984
		56,613,140
	Denmark - 0.3%
14,680	Carlsberg AS Class B	2,201,737
	Egypt - 0.1%
359,784	Centamin PLC	444,245
	Finland - 0.8%
56,170	Kone Oyj Class B	2,881,117
228,511	Nokia Oyj	898,263
45,079	Nokian Renkaat Oyj	419,288
18,878	Orion Oyj Class B	725,502
39,244	Wartsila Oyj Abp	493,016
		5,417,186
	France - 8.1%
110,646	Accor SA	4,174,898
39,879	Airbus SE	5,874,177
147,429	AXA SA	4,531,798
25,066	BNP Paribas SA	1,653,047
59,421	Bureau Veritas SA	1,631,926
32,770	Capgemini SE	5,938,532
47,643	Carrefour SA	952,437
21,693	Cie de Saint-Gobain	1,467,127
34,866	Danone SA	2,129,153
1,718	Dassault Aviation SA	333,741
117,461	Engie SA	1,926,986
103,269	Getlink SE	1,815,197
11,834	Imerys SA(1)	410,938
10,474	L'Oreal SA	4,871,556
1,453	LVMH Moet Hennessy Louis Vuitton SE	1,349,499
32,456	Metropole Television SA	458,464
104,298	Orange SA	1,178,967
25,058	Quadient SA	558,652
19,766	Renault SA	868,155
43,262	Societe Generale SA	1,176,585

106

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	France - 8.1% - (continued)
20,511	Sodexo SA	$ 2,103,965
76,521	Television Francaise 1	625,773
78,068	TotalEnergies SE	4,743,139
10,540	Vicat SA	358,282
25,034	Vinci SA	2,940,178
		54,073,172
	Germany - 4.5%
15,356	BASF SE	823,250
26,475	Brenntag SE	2,054,053
86,211	CECONOMY AG*	258,327
9,043	Continental AG	721,990
36,141	Daimler Truck Holding AG	1,356,382
14,920	Deutsche Boerse AG	2,858,695
151,428	Deutsche Telekom AG	3,301,317
11,457	Duerr AG	357,464
37,871	Evonik Industries AG	784,422
25,109	Fresenius Medical Care AG & Co. KGaA	1,304,023
38,077	Fresenius SE & Co. KGaA	1,194,938
19,390	Heidelberg Materials AG	1,571,518
108,730	Infineon Technologies AG	4,777,103
11,445	Mercedes-Benz Group AG	914,031
22,218	Merck KGaA	3,904,257
22,178	SAP SE	3,025,335
17,151	Scout24 SE(2)	1,133,778
		30,340,883
	Hong Kong - 2.8%
395,280	AIA Group Ltd.	3,954,672
62,189	ASMPT Ltd.	606,597
152,387	CK Asset Holdings Ltd.	882,484
101,507	Dah Sing Financial Holdings Ltd.	250,785
1,541,492	HKT Trust & HKT Ltd.	1,820,809
98,885	Hong Kong Exchanges & Clearing Ltd.	4,169,189
251,306	Link REIT	1,412,630
138,492	PAX Global Technology Ltd.	112,442
129,351	Prudential PLC	1,796,210
1,264,890	Sino Biopharmaceutical Ltd.	573,675
161,610	Sun Hung Kai Properties Ltd.	2,029,275
1,475,963	WH Group Ltd.(2)	805,566
222,314	Yue Yuen Industrial Holdings Ltd.	297,869
		18,712,203
	Hungary - 0.0%
218,884	Magyar Telekom Telecommunications PLC	260,218
	India - 3.0%
21,833	Asian Paints Ltd.	896,856
117,339	Axis Bank Ltd.	1,362,246
272,850	Bharti Airtel Ltd.	2,875,348
147,565	Canara Bank	618,799
23,767	HDFC Bank Ltd. ADR	1,622,811
111,463	ICICI Bank Ltd. ADR	2,738,646
108,469	Infosys Ltd.	1,795,283
43,001	Jio Financial Services Ltd.*(3)	136,900
45,676	MakeMyTrip Ltd.*	1,314,099
170,308	Oil & Natural Gas Corp. Ltd.	367,288
43,001	Reliance Industries Ltd.	1,334,878
54,478	Reliance Industries Ltd. GDR(2)	3,421,637
42,073	Tata Consultancy Services Ltd.	1,752,717
		20,237,508
	Indonesia - 0.9%
9,885,700	Ace Hardware Indonesia Tbk PT	472,223
4,250,038	Bank Central Asia Tbk PT	2,573,956
1,523,386	Bank Mandiri Persero Tbk PT	579,108
4,177,343	Bank Rakyat Indonesia Persero Tbk PT	1,564,014
1,830,489	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	126,281
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Indonesia - 0.9% - (continued)
634,600	Semen Indonesia Persero Tbk PT	$ 293,648
1,699,213	Telkom Indonesia Persero Tbk PT	418,645
		6,027,875
	Ireland - 0.8%
172,884	AIB Group PLC	813,188
83,074	Bank of Ireland Group PLC	876,498
35,935	Ryanair Holdings PLC ADR*	3,684,415
		5,374,101
	Italy - 2.5%
241,969	BPER Banca	837,286
244,684	Davide Campari-Milano NV	3,290,726
21,397	De' Longhi SpA	542,939
130,013	Eni SpA	1,984,891
12,393	Ferrari NV	3,973,030
52,500	Moncler SpA	3,789,115
103,208	UniCredit SpA	2,613,252
		17,031,239
	Japan - 13.7%
18,724	Aeon Delight Co. Ltd.	387,994
39,812	Alfresa Holdings Corp.	634,911
50,249	Alps Alpine Co. Ltd.	444,149
70,220	Amada Co. Ltd.	691,071
44,751	Asahi Group Holdings Ltd.	1,759,128
39,096	ASKUL Corp.	545,486
168,841	Astellas Pharma, Inc.	2,468,852
3,472	Benesse Holdings, Inc.	45,363
56,829	Chiyoda Corp.*	138,024
130,798	Chugai Pharmaceutical Co. Ltd.	3,892,711
12,030	CMIC Holdings Co. Ltd.	166,675
37,342	Cosel Co. Ltd.	321,954
55,143	Dai-ichi Life Holdings, Inc.	1,126,666
96,900	Daiichi Sankyo Co. Ltd.	2,984,482
40,195	DeNA Co. Ltd.	492,759
18,500	Dowa Holdings Co. Ltd.	597,473
6,541	Eisai Co. Ltd.	412,695
13,460	Fuji Media Holdings, Inc.	149,038
44,450	Hakuhodo DY Holdings, Inc.	511,371
102,124	Hino Motors Ltd.*	409,599
22,960	Hisaka Works Ltd.	150,054
55,156	Honda Motor Co. Ltd.	1,758,450
55,251	Inpex Corp.	713,413
70,464	Isuzu Motors Ltd.	915,380
29,755	Japan Airlines Co. Ltd.	644,214
151	Japan Real Estate Investment Corp. REIT	607,337
53,580	JGC Holdings Corp.	751,221
56,200	Kansai Paint Co. Ltd.	921,193
66,977	Kao Corp.(1)	2,544,563
118,011	KDDI Corp.	3,473,264
7,489	Keyence Corp.	3,360,629
184,251	Kirin Holdings Co. Ltd.	2,721,468
16,076	Kissei Pharmaceutical Co. Ltd.	340,366
21,700	Kubota Corp.	327,800
9,677	Kyoei Steel Ltd.	145,650
12,578	Makino Milling Machine Co. Ltd.	504,272
34,979	Makita Corp.	982,247
21,783	Maruichi Steel Tube Ltd.	516,282
40,068	Maxell Ltd.	455,187
17,420	Miraial Co. Ltd.(1)	189,721
68,170	Mitsubishi Estate Co. Ltd.	835,470
42,120	Mitsubishi Gas Chemical Co., Inc.	631,738
220,025	Mitsubishi UFJ Financial Group, Inc.	1,771,696
34,473	MS&AD Insurance Group Holdings, Inc.	1,282,165
34,996	Neturen Co. Ltd.	260,391
35,894	Nikon Corp.	474,439
286	Nippon Building Fund, Inc. REIT	1,198,858

107

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Japan - 13.7% - (continued)
29,671	Nippon Chemi-Con Corp.*	$ 298,527
66,274	Nippon Television Holdings, Inc.	629,363
257,039	Nissan Motor Co. Ltd.	1,132,294
24,399	Nitori Holdings Co. Ltd.	2,987,721
27,616	NOK Corp.	415,827
129,544	Nomura Holdings, Inc.	535,920
8,040	Obic Co. Ltd.	1,315,667
7,130	OKUMA Corp.	361,707
38,790	Ono Pharmaceutical Co. Ltd.	710,839
39,820	OSG Corp.	530,764
17,196	Paramount Bed Holdings Co. Ltd.	281,663
186,068	Resona Holdings, Inc.	1,012,969
26,650	Rinnai Corp.	580,229
8,632	Sanyo Shokai Ltd.	124,427
23,893	Secom Co. Ltd.	1,603,336
32,930	Seria Co. Ltd.	552,351
57,735	Seven & i Holdings Co. Ltd.	2,395,141
82,400	Shin-Etsu Chemical Co. Ltd.	2,714,655
49,301	Shiseido Co. Ltd.	2,161,556
185,295	SoftBank Corp.	2,057,608
34,676	Sony Group Corp.	3,247,970
40,436	Stanley Electric Co. Ltd.	747,229
40,771	Subaru Corp.	772,756
75,545	Sumitomo Electric Industries Ltd.	968,635
30,681	Sumitomo Heavy Industries Ltd.	755,176
34,132	Sumitomo Mitsui Trust Holdings, Inc.	1,327,793
34,738	Sumitomo Realty & Development Co. Ltd.	930,958
58,967	Sumitomo Rubber Industries Ltd.	602,935
7,925	Sundrug Co. Ltd.	233,941
41,800	Suzuki Motor Corp.	1,678,921
98,883	T&D Holdings, Inc.	1,607,720
27,050	Tachi-S Co. Ltd.	296,394
24,312	Taiheiyo Cement Corp.	507,739
34,277	Takeda Pharmaceutical Co. Ltd.	1,048,014
43,383	THK Co. Ltd.	869,743
81,899	Tochigi Bank Ltd.	164,418
40,715	Tokai Rika Co. Ltd.	644,206
17,166	Toyoda Gosei Co. Ltd.	366,396
12,550	Toyota Boshoku Corp.	228,974
44,265	TS Tech Co. Ltd.	571,890
10,877	Tsuruha Holdings, Inc.	835,312
48,917	TV Asahi Holdings Corp.	617,250
42,813	Unipres Corp.	341,814
23,570	Ushio, Inc.	326,543
43,304	Xebio Holdings Co. Ltd.	346,472
27,698	Yakult Honsha Co. Ltd.	1,536,847
56,090	Yamato Holdings Co. Ltd.	1,050,452
6,711	Yodogawa Steel Works Ltd.	160,942
		91,847,873
	Luxembourg - 0.1%
15,793	RTL Group SA	682,180
	Malaysia - 0.3%
596,199	CIMB Group Holdings Bhd	734,428
32,923	Nestle Malaysia Bhd	977,687
		1,712,115
	Mexico - 0.8%
21,870	America Movil SAB de CV ADR	457,520
64,842	Fresnillo PLC	513,889
593,582	Genomma Lab Internacional SAB de CV Class B	532,079
129,922	Grupo Televisa SAB ADR	689,886
208,946	Megacable Holdings SAB de CV(1)	529,821
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Mexico - 0.8% - (continued)
1,111,469	Operadora De Sites Mexicanos SAB de CV Class A1, REIT(1)	$ 1,127,068
389,997	Wal-Mart de Mexico SAB de CV	1,624,502
		5,474,765
	Netherlands - 4.5%
81,015	ABN AMRO Bank NV GDR(2)	1,377,515
2,005	Adyen NV*(2)	3,721,309
5,372	ASML Holding NV	3,847,796
25,966	Fugro NV*	463,006
68,544	Heineken NV	6,709,187
105,830	ING Groep NV	1,544,765
68,583	Koninklijke Philips NV	1,424,718
24,698	NN Group NV	946,796
222,339	Shell PLC	6,738,595
136,034	Universal Music Group NV	3,489,260
		30,262,947
	Nigeria - 0.2%
1,029,680	Airtel Africa PLC(2)	1,540,798
	Norway - 0.0%
24,116	Norsk Hydro ASA	157,946
	Philippines - 0.2%
1,312,670	Ayala Land, Inc.	655,488
235,510	Security Bank Corp.	356,146
		1,011,634
	Poland - 0.1%
296,659	Orange Polska SA	546,079
	Portugal - 0.4%
102,477	Jeronimo Martins SGPS SA	2,790,016
	Russia - 0.0%
94,370	Gazprom PJSC*(3)	—
3,866	LUKOIL PJSC ADR*(3)	—
55,232	Mobile TeleSystems PJSC ADR*(3)	—
23,552	Ozon Holdings PLC ADR*(3)	—
511,012	Sberbank of Russia PJSC*(3)	—
164,682	Surgutneftegas PJSC ADR*(3)	—
14,582	VEON Ltd. ADR*	261,309
70,320	VK Co. Ltd. GDR*(3)	—
		261,309
	Saudi Arabia - 0.5%
64,392	Al Rajhi Bank	1,280,425
427,510	Jarir Marketing Co.	1,766,288
		3,046,713
	South Africa - 1.2%
150,065	Anglo American PLC	4,614,765
40,869	Astral Foods Ltd.	372,360
79,996	Discovery Ltd.*	706,707
277,281	FirstRand Ltd.	1,127,944
18,038	MTN Group Ltd.	141,258
1,651	Nampak Ltd.*	17,020
697,152	Netcare Ltd.	545,754
1,063,358	Old Mutual Ltd.	773,567
		8,299,375
	South Korea - 4.0%
6,421	CJ CheilJedang Corp.	1,409,538
16,522	Coway Co. Ltd.	530,954
22,247	Dentium Co. Ltd.	2,508,929
72,367	DGB Financial Group, Inc.	415,007
27,835	Hana Financial Group, Inc.	857,749
22,759	Hankook Tire & Technology Co. Ltd.	690,310
5,964	Hyundai Mobis Co. Ltd.	1,089,720
32,398	KB Financial Group, Inc.	1,297,585

108

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	South Korea - 4.0% - (continued)
81,703	KT Corp.	$ 1,892,039
17,038	KT&G Corp.	1,102,493
6,054	LG Energy Solution Ltd.*	2,659,713
1,107	LG H&H Co. Ltd.	371,424
152,257	Samsung Electronics Co. Ltd.	8,336,471
105,007	Samsung Heavy Industries Co. Ltd.*	744,250
46,905	Shinhan Financial Group Co. Ltd.	1,290,980
46,708	SK Telecom Co. Ltd.	1,689,006
46,502	Tongyang Life Insurance Co. Ltd.*	128,892
		27,015,060
	Spain - 1.7%
56,419	Almirall SA	541,212
79,285	CaixaBank SA	320,724
89,365	Cellnex Telecom SA*(2)	3,649,584
224,737	Iberdrola SA	2,805,063
84,594	Industria de Diseno Textil SA	3,238,074
172,509	Prosegur Compania de Seguridad SA	317,267
455,750	Unicaja Banco SA(2)	531,938
		11,403,862
	Sweden - 1.9%
146,538	Assa Abloy AB Class B	3,523,196
123,192	Atlas Copco AB Class A	1,750,052
156,766	Atlas Copco AB Class B	1,935,890
162,126	Sandvik AB	3,293,188
64,018	SKF AB Class B	1,219,698
179,360	Telefonaktiebolaget LM Ericsson Class B	902,266
		12,624,290
	Switzerland - 4.1%
29,510	Adecco Group AG	1,202,660
3,637	Implenia AG	177,151
56,716	Julius Baer Group Ltd.	4,017,054
6,223	Lonza Group AG	3,615,787
67,707	Novartis AG	7,088,729
3,108	Partners Group Holding AG	3,489,145
4,362	Schindler Holding AG	1,059,166
23,426	SGS SA	2,274,548
27,506	SIG Group AG*	735,336
3,293	Swatch Group AG	1,053,893
108,588	UBS Group AG	2,409,445
		27,122,914
	Taiwan - 5.2%
159,394	Advantech Co. Ltd.	1,990,470
479,180	ASE Technology Holding Co. Ltd.	1,753,837
93,705	Catcher Technology Co. Ltd.	518,163
2,920,539	CTBC Financial Holding Co. Ltd.*	2,443,229
180,081	Delta Electronics, Inc.	2,102,212
228,890	Foxconn Technology Co. Ltd.	406,607
166,653	Hiwin Technologies Corp.	1,121,796
1,100,118	Hon Hai Precision Industry Co. Ltd.	3,806,772
144,491	Hotai Motor Co. Ltd.*	3,488,767
103,286	Simplo Technology Co. Ltd.	1,010,973
776,280	Taiwan Semiconductor Manufacturing Co. Ltd.	14,017,753
699,943	United Microelectronics Corp.	1,051,803
60,795	Yageo Corp.	891,275
		34,603,657
	Tanzania - 0.1%
560,709	Helios Towers PLC*	649,316
	Thailand - 0.5%
215,309	Kasikornbank PCL	796,504
52,806	Kasikornbank PCL NVDR	194,635
3,645,540	Thai Beverage PCL	1,658,440
1,178,273	Thai Union Group PCL Class F	468,159
		3,117,738
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Turkey - 0.1%
32,739	Coca-Cola Icecek AS	$ 382,697
28,348	Eldorado Gold Corp.*	278,094
191,972	Ulker Biskuvi Sanayi AS*	278,595
		939,386
	United Kingdom - 7.4%
63,975	AstraZeneca PLC	9,191,685
146,614	Babcock International Group PLC*	705,822
314,218	BAE Systems PLC	3,757,747
412,466	BP PLC	2,559,124
60,595	British American Tobacco PLC	2,037,695
87,522	British Land Co. PLC REIT	379,775
430,807	BT Group PLC	675,068
106,250	CK Hutchison Holdings Ltd.	655,279
65,872	Compass Group PLC	1,713,833
21,807	Croda International PLC	1,651,077
66,420	Diageo PLC	2,898,719
144,101	easyJet PLC*	836,962
440,610	Hays PLC	606,229
41,313	Imperial Brands PLC	976,038
139,077	J Sainsbury PLC	495,181
187,274	Kingfisher PLC	590,544
59,977	Land Securities Group PLC REIT	498,096
76,853	Marks & Spencer Group PLC*	203,576
81,600	National Grid PLC	1,081,593
88,894	Pagegroup PLC	509,024
48,584	Reckitt Benckiser Group PLC	3,639,527
218,959	Smith & Nephew PLC	3,331,023
110,909	Smiths Group PLC	2,418,886
201,768	Standard Chartered PLC	1,938,092
48,152	SThree PLC	218,018
54,296	Travis Perkins PLC	607,309
62,705	Unilever PLC	3,375,274
110,981	Vanquis Banking Group PLC	179,174
128,238	WPP PLC	1,400,196
		49,130,566
	United States - 6.7%
10,808	CSL Ltd.	1,946,695
94,034	Experian PLC	3,633,997
121,634	GSK PLC	2,165,225
13,159	Holcim Ltd.*	917,142
45,273	James Hardie Industries PLC CDI*	1,326,811
67,369	Las Vegas Sands Corp.*	4,029,340
11,118	Linde PLC	4,314,089
11,111	Lululemon Athletica, Inc.*	4,205,847
32,355	Nestle SA	3,964,106
21,200	QIAGEN NV*	994,737
10,731	Roche Holding AG	3,327,161
5,502	Rubicon Earnout Shares*(3)(4)	239
73,363	Rubicon TRA Placeholder*(3)(4)	8,804
247,998	Samsonite International SA*(2)	739,069
70,895	Schlumberger NV	4,136,014
47,927	Schneider Electric SE	8,548,836
16,188	Tory Burch LLC*(3)(4)	703,363
		44,961,475
	Total Common Stocks (cost $548,606,767)	$ 640,332,028
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
28,675	Sprott Physical Uranium Trust *	$ 372,722
	Total Closed End Funds (cost $178,044)	$ 372,722

109

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)		$ 384,681
38,688	Lookout, Inc. Series F*(3)(4)(5)		352,061
	Total Convertible Preferred Stocks (cost $826,934)		$ 736,742
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
9,417	iShares Core MSCI EAFE ETF		$ 654,952
	Total Exchange-Traded Funds (cost $593,848)		$ 654,952
PREFERRED STOCKS - 1.3%
	Brazil - 0.7%
192,800	Itau Unibanco Holding SA (Preference Shares)(5)		$ 1,167,706
1,191,661	Itausa SA (Preference Shares)(5)		2,474,673
1,034,700	Raizen SA (Preference Shares)(5)		910,252
			4,552,631
	Chile - 0.1%
225,979	Embotelladora Andina SA (Preference Shares)(5)		620,931
	Germany - 0.5%
14,064	Fuchs SE (Preference Shares)(5)		582,161
11,790	Henkel AG & Co. KGaA (Preference Shares)(5)		909,791
16,964	Volkswagen AG (Preference Shares)(5)		2,247,316
			3,739,268
	Total Preferred Stocks (cost $7,549,567)		$ 8,912,830
	Total Long-Term Investments (cost $557,755,160)		$ 651,009,274
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.4%
$ 2,788,122	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $2,788,531; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $2,843,928		$ 2,788,122
	Securities Lending Collateral - 1.3%
1,389,131	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)		1,389,131
4,630,438	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(6)		4,630,438
1,389,131	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(6)		1,389,131
1,389,131	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(6)		1,389,131
			8,797,831
	Total Short-Term Investments (cost $11,585,953)		$ 11,585,953
	Total Investments (cost $569,341,113)	99.1%	$ 662,595,227
	Other Assets and Liabilities	0.9%	5,970,549
	Total Net Assets	100.0%	$ 668,565,776
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

110

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $18,137,763, representing 2.7% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,449,148 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	$ 384,997	$ 384,681
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	352,061
09/2015	Rubicon Earnout Shares	5,502	—	239
09/2015	Rubicon TRA Placeholder	73,363	—	8,804
11/2013	Tory Burch LLC	16,188	1,268,749	703,363
			$ 2,095,683	$ 1,449,148

(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	114	09/21/2023	$ 14,085,749	$ 527,905
Total futures contracts				$ 527,905
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
111

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,479,799	$ 388,464	$ 11,091,335	$ —
Austria	6,430,991	179,873	6,251,118	—
Belgium	3,052,799	—	3,052,799	—
Brazil	12,446,315	12,446,315	—	—
Burkina Faso	557,517	557,517	—	—
Canada	29,749,768	29,749,768	—	—
Chile	679,318	679,318	—	—
China	56,613,140	12,370,531	44,242,609	—
Denmark	2,201,737	—	2,201,737	—
Egypt	444,245	—	444,245	—
Finland	5,417,186	—	5,417,186	—
France	54,073,172	—	54,073,172	—
Germany	30,340,883	—	30,340,883	—
Hong Kong	18,712,203	—	18,712,203	—
Hungary	260,218	260,218	—	—
India	20,237,508	5,675,556	14,425,052	136,900
Indonesia	6,027,875	—	6,027,875	—
Ireland	5,374,101	5,374,101	—	—
Italy	17,031,239	—	17,031,239	—
Japan	91,847,873	—	91,847,873	—
Luxembourg	682,180	—	682,180	—
Malaysia	1,712,115	977,687	734,428	—
Mexico	5,474,765	4,960,876	513,889	—
Netherlands	30,262,947	—	30,262,947	—
Nigeria	1,540,798	1,540,798	—	—
Norway	157,946	—	157,946	—
Philippines	1,011,634	—	1,011,634	—
Poland	546,079	—	546,079	—
Portugal	2,790,016	—	2,790,016	—
Russia	261,309	261,309	—	—
Saudi Arabia	3,046,713	3,046,713	—	—
South Africa	8,299,375	2,539,646	5,759,729	—
South Korea	27,015,060	—	27,015,060	—
Spain	11,403,862	—	11,403,862	—
Sweden	12,624,290	—	12,624,290	—
Switzerland	27,122,914	—	27,122,914	—
Taiwan	34,603,657	—	34,603,657	—
Tanzania	649,316	—	649,316	—
Thailand	3,117,738	468,159	2,649,579	—
Turkey	939,386	556,689	382,697	—
United Kingdom	49,130,566	179,174	48,951,392	—
United States	44,961,475	12,371,201	31,877,868	712,406
Closed End Funds	372,722	372,722	—	—
Convertible Preferred Stocks	736,742	—	—	736,742
Exchange-Traded Funds	654,952	654,952	—	—
Preferred Stocks	8,912,830	5,173,562	3,739,268	—
Short-Term Investments	11,585,953	8,797,831	2,788,122	—
Futures Contracts(2)	527,905	527,905	—	—
Total	$ 663,123,132	$ 110,110,885	$ 551,426,199	$ 1,586,048

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
112

The Hartford International Growth Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Australia - 3.3%
55,005	Flutter Entertainment PLC*	$ 10,947,819
	Austria - 2.1%
183,270	Erste Group Bank AG	6,926,849
	Canada - 1.6%
78,345	Shopify, Inc. Class A*	5,294,555
	China - 8.9%
462,451	ANTA Sports Products Ltd.	5,480,467
203,420	BYD Co. Ltd. Class H	7,245,418
129,279	H World Group Ltd. ADR*	6,210,563
241,046	Tencent Holdings Ltd.	11,078,744
		30,015,192
	France - 10.7%
224,700	Accor SA	8,478,387
80,580	Airbus SE	11,869,435
30,942	Capgemini SE	5,607,265
21,174	L'Oreal SA	9,848,227
		35,803,314
	Germany - 2.9%
219,780	Infineon Technologies AG	9,656,136
	Hong Kong - 1.8%
140,058	Hong Kong Exchanges & Clearing Ltd.	5,905,126
	India - 2.1%
109,978	Reliance Industries Ltd. GDR(1)	6,907,464
	Ireland - 2.1%
69,749	Ryanair Holdings PLC ADR*	7,151,365
	Italy - 6.6%
494,444	Davide Campari-Milano NV	6,649,718
25,049	Ferrari NV	8,028,670
105,992	Moncler SpA	7,649,825
		22,328,213
	Japan - 7.4%
196,150	Daiichi Sankyo Co. Ltd.	6,041,343
15,277	Keyence Corp.	6,855,431
167,110	Shin-Etsu Chemical Co. Ltd.	5,505,413
70,445	Sony Group Corp.	6,598,317
		25,000,504
	Netherlands - 8.7%
4,189	Adyen NV*(1)	7,774,845
10,804	ASML Holding NV	7,738,568
66,871	Heineken NV	6,545,431
274,282	Universal Music Group NV	7,035,308
		29,094,152
	South Africa - 2.2%
243,509	Anglo American PLC	7,488,334
	South Korea - 3.9%
12,903	LG Energy Solution Ltd.*	5,668,694
134,415	Samsung Electronics Co. Ltd.	7,359,574
		13,028,268
	Spain - 2.2%
180,631	Cellnex Telecom SA*(1)	7,376,803
	Sweden - 2.0%
327,621	Sandvik AB	6,654,809
	Switzerland - 6.6%
113,954	Julius Baer Group Ltd.	8,071,081
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.7% - (continued)
	Switzerland - 6.6% - (continued)
12,548	Lonza Group AG		$ 7,290,838
6,195	Partners Group Holding AG		6,954,715
			22,316,634
	Taiwan - 6.6%
1,852,056	Hon Hai Precision Industry Co. Ltd.		6,408,726
881,291	Taiwan Semiconductor Manufacturing Co. Ltd.		15,913,999
			22,322,725
	United Kingdom - 3.4%
78,432	AstraZeneca PLC		11,268,812
	United States - 10.6%
142,131	Las Vegas Sands Corp.*		8,500,855
22,397	Lululemon Athletica, Inc.*		8,477,937
142,600	Schlumberger NV		8,319,284
57,018	Schneider Electric SE		10,170,416
			35,468,492
	Total Common Stocks (cost $238,855,989)		$ 320,955,566
PREFERRED STOCKS - 1.4%
	Germany - 1.4%
34,302	Volkswagen AG (Preference Shares)(2)		$ 4,544,177
	Total Preferred Stocks (cost $5,275,925)		$ 4,544,177
	Total Long-Term Investments (cost $244,131,914)		$ 325,499,743
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,018,607	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $1,018,756; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $1,038,991		$ 1,018,607
	Total Short-Term Investments (cost $1,018,607)		$ 1,018,607
	Total Investments (cost $245,150,521)	97.4%	$ 326,518,350
	Other Assets and Liabilities	2.6%	8,860,293
	Total Net Assets	100.0%	$ 335,378,643
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

113

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $22,059,112, representing 6.6% of net assets.
(2)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 10,947,819	$ —	$ 10,947,819	$ —
Austria	6,926,849	—	6,926,849	—
Canada	5,294,555	5,294,555	—	—
China	30,015,192	6,210,563	23,804,629	—
France	35,803,314	—	35,803,314	—
Germany	9,656,136	—	9,656,136	—
Hong Kong	5,905,126	—	5,905,126	—
India	6,907,464	—	6,907,464	—
Ireland	7,151,365	7,151,365	—	—
Italy	22,328,213	2,778,743	19,549,470	—
Japan	25,000,504	—	25,000,504	—
Netherlands	29,094,152	—	29,094,152	—
South Africa	7,488,334	—	7,488,334	—
South Korea	13,028,268	—	13,028,268	—
Spain	7,376,803	—	7,376,803	—
Sweden	6,654,809	—	6,654,809	—
Switzerland	22,316,634	—	22,316,634	—
Taiwan	22,322,725	—	22,322,725	—
United Kingdom	11,268,812	—	11,268,812	—
United States	35,468,492	25,298,076	10,170,416	—
Preferred Stocks	4,544,177	—	4,544,177	—
Short-Term Investments	1,018,607	—	1,018,607	—
Total	$ 326,518,350	$ 46,733,302	$ 279,785,048	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
114

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Australia - 2.1%
1,897,942	Allkem Ltd.*	$ 19,001,460
1,079,856	Rio Tinto PLC	71,376,016
		90,377,476
	Brazil - 1.4%
4,191,999	Localiza Rent a Car SA	59,589,992
	Canada - 5.1%
858,341	Cameco Corp.	30,176,839
758,232	Canadian Pacific Kansas City Ltd.	62,388,179
2,717,700	Cenovus Energy, Inc.	51,689,164
23,071	Constellation Software, Inc.	48,742,944
338,357	RB Global, Inc.	21,851,501
		214,848,627
	China - 8.7%
984,500	BYD Co. Ltd. Class H	35,065,940
1,167,384	ENN Energy Holdings Ltd.	14,189,309
1,766,572	KE Holdings, Inc. ADR*	30,773,684
5,589,068	Li Ning Co. Ltd.	34,073,353
2,720,845	Meituan Class B*(1)	51,941,245
9,681,000	Ping An Insurance Group Co. of China Ltd. Class H	70,542,898
2,585,773	Proya Cosmetics Co. Ltd. Class A	40,886,476
1,980,957	Tencent Holdings Ltd.	91,047,004
		368,519,909
	Denmark - 0.7%
73,632	Genmab AS*	30,351,079
	France - 10.0%
550,296	Airbus SE	81,058,608
2,185,164	AXA SA	67,169,424
1,254,331	Bureau Veritas SA	34,448,682
171,745	Capgemini SE	31,123,382
11,197	Hermes International	24,781,925
97,681	L'Oreal SA	45,432,352
31,964	LVMH Moet Hennessy Louis Vuitton SE	29,687,125
242,334	Pernod Ricard SA	53,427,754
827,195	Renault SA	36,331,754
1,563,806	Vallourec SA*	20,402,362
		423,863,368
	Germany - 5.8%
483,793	Commerzbank AG	5,786,879
1,872,345	Deutsche Telekom AG	40,819,430
1,051,491	Infineon Technologies AG	46,197,745
1,473,784	RWE AG	63,429,654
525,483	Siemens AG	89,564,451
		245,798,159
	Hong Kong - 1.9%
379,900	Hong Kong Exchanges & Clearing Ltd.	16,017,344
4,518,069	Prudential PLC	62,739,374
		78,756,718
	India - 3.5%
3,956,070	Axis Bank Ltd.	45,927,967
1,534,784	Jio Financial Services Ltd.*(2)	4,886,192
1,563,409	Larsen & Toubro Ltd.*	51,012,046
1,534,784	Reliance Industries Ltd.	47,644,239
		149,470,444
	Indonesia - 0.8%
56,090,900	Bank Central Asia Tbk PT	33,970,406
	Ireland - 0.9%
649,154	CRH PLC	38,849,815
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Italy - 2.3%
186,194	Ferrari NV	$ 59,691,311
1,422,429	UniCredit SpA	36,016,252
		95,707,563
	Japan - 14.0%
927,100	Bandai Namco Holdings, Inc.	20,975,228
1,260,400	Dai-ichi Life Holdings, Inc.	25,752,129
218,100	Fast Retailing Co. Ltd.	54,636,824
289,800	Hoya Corp.	33,749,911
978,700	ITOCHU Corp.	39,583,813
738,100	Kao Corp.	28,041,594
143,894	Keyence Corp.	64,571,274
8,368,600	Mitsubishi UFJ Financial Group, Inc.	67,386,043
712,000	Oriental Land Co. Ltd.	27,307,717
943,600	Sony Group Corp.	88,383,451
529,525	Sysmex Corp.	35,856,840
2,273,753	T&D Holdings, Inc.	36,968,510
451,300	Tokyo Electron Ltd.	67,734,232
		590,947,566
	Netherlands - 2.9%
2,567,426	Shell PLC	78,976,262
356,092	Wolters Kluwer NV	44,716,610
		123,692,872
	South Africa - 1.3%
1,750,008	Anglo American PLC	53,815,849
	South Korea - 1.9%
1,424,139	Samsung Electronics Co. Ltd.	77,975,353
	Spain - 1.9%
6,415,108	Iberdrola SA	80,070,367
	Switzerland - 7.5%
909,343	Alcon, Inc.	77,377,468
94,639	Lonza Group AG	54,988,657
1,318,428	Novartis AG	138,035,632
41,677	Partners Group Holding AG	46,788,002
		317,189,759
	Taiwan - 3.6%
8,439,440	Taiwan Semiconductor Manufacturing Co. Ltd.	152,396,022
	Thailand - 1.2%
13,567,114	Kasikornbank PCL	50,189,541
	United Kingdom - 12.6%
2,212,863	Allfunds Group PLC	14,427,733
718,891	AstraZeneca PLC	103,287,526
6,341,128	BAE Systems PLC	75,833,832
11,748,248	HSBC Holdings PLC	97,585,794
625,000	London Stock Exchange Group PLC	67,871,717
674,152	Reckitt Benckiser Group PLC	50,502,108
2,328,663	Unilever PLC	125,125,805
		534,634,515
	United States - 3.9%
135,466	CyberArk Software Ltd.*	22,488,711
196,368	Linde PLC	76,196,174
188,590	Nestle SA	23,105,882
2,621,453	Tenaris SA	43,562,056
		165,352,823
	Total Common Stocks (cost $3,364,499,283)	$ 3,976,368,223

115

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
1,982,339	iShares MSCI ACWI ex U.S. ETF(3)		$ 101,396,640
	Total Exchange-Traded Funds (cost $93,989,873)		$ 101,396,640
PREFERRED STOCKS - 1.4%
	Brazil - 1.4%
16,851,000	Banco Bradesco SA (Preference Shares)(4)		$ 59,368,260
	Total Preferred Stocks (cost $48,909,925)		$ 59,368,260
	Total Long-Term Investments (cost $3,507,399,081)		$ 4,137,133,123
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
$ 9,259,874	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $9,261,232; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $9,445,156		$ 9,259,874
	Securities Lending Collateral - 0.5%
3,586,117	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		3,586,117
11,953,722	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		11,953,722
3,586,117	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		3,586,117
3,586,117	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		3,586,117
			22,712,073
	Total Short-Term Investments (cost $31,971,947)		$ 31,971,947
	Total Investments (cost $3,539,371,028)	98.5%	$ 4,169,105,070
	Other Assets and Liabilities	1.5%	62,098,186
	Total Net Assets	100.0%	$ 4,231,203,256
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $51,941,245, representing 1.2% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

116

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 90,377,476	$ —	$ 90,377,476	$ —
Brazil	59,589,992	59,589,992	—	—
Canada	214,848,627	214,848,627	—	—
China	368,519,909	30,773,684	337,746,225	—
Denmark	30,351,079	—	30,351,079	—
France	423,863,368	—	423,863,368	—
Germany	245,798,159	—	245,798,159	—
Hong Kong	78,756,718	—	78,756,718	—
India	149,470,444	—	144,584,252	4,886,192
Indonesia	33,970,406	—	33,970,406	—
Ireland	38,849,815	—	38,849,815	—
Italy	95,707,563	—	95,707,563	—
Japan	590,947,566	—	590,947,566	—
Netherlands	123,692,872	—	123,692,872	—
South Africa	53,815,849	—	53,815,849	—
South Korea	77,975,353	—	77,975,353	—
Spain	80,070,367	—	80,070,367	—
Switzerland	317,189,759	—	317,189,759	—
Taiwan	152,396,022	—	152,396,022	—
Thailand	50,189,541	—	50,189,541	—
United Kingdom	534,634,515	—	534,634,515	—
United States	165,352,823	22,488,711	142,864,112	—
Exchange-Traded Funds	101,396,640	101,396,640	—	—
Preferred Stocks	59,368,260	59,368,260	—	—
Short-Term Investments	31,971,947	22,712,073	9,259,874	—
Total	$ 4,169,105,070	$ 511,177,987	$ 3,653,040,891	$ 4,886,192

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
117

The Hartford International Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4%
	Australia - 0.3%
2,431,711	Austal Ltd.	$ 3,598,653
4,295,990	OceanaGold Corp.	8,991,721
		12,590,374
	Austria - 1.7%
1,666,928	ams-OSRAM AG*	14,754,871
728,423	Erste Group Bank AG	27,531,382
1,183,817	Mondi PLC	20,764,851
223,645	Zumtobel Group AG	1,954,887
		65,005,991
	Belgium - 1.1%
493,469	Ageas SA	20,890,145
888,925	bpost SA	4,280,880
1,953,018	Proximus SADP	14,973,357
		40,144,382
	Brazil - 3.3%
7,649,487	Atacadao SA	22,194,229
8,857,296	Banco Bradesco SA ADR	31,266,255
8,573,880	Caixa Seguridade Participacoes SA	19,563,768
1,144,781	Cia de Saneamento Basico do Estado de Sao Paulo	14,065,403
2,449,383	Telefonica Brasil SA	21,812,005
4,200,066	Ultrapar Participacoes SA	16,778,059
		125,679,719
	Burkina Faso - 0.3%
520,454	Endeavour Mining PLC	12,574,728
	Canada - 1.5%
723,000	ARC Resources Ltd.	10,921,898
1,319,231	Barrick Gold Corp.	22,790,037
290,449	Cameco Corp.	10,211,364
1,655,656	Centerra Gold, Inc.	10,622,113
1,262,618	Trican Well Service Ltd.	3,964,083
		58,509,495
	Chile - 0.5%
337,524	Cia Cervecerias Unidas SA ADR(1)	5,646,777
866,143	Embotelladora Andina SA Class B, ADR	14,230,729
		19,877,506
	China - 1.1%
1,150,406	Alibaba Group Holding Ltd.*	14,701,472
185,861	Baidu, Inc. Class A*	3,633,729
17,839,804	China BlueChemical Ltd. Class H	4,458,938
135,309,937	China Reinsurance Group Corp. Class H	9,392,597
22,292,288	Dongfeng Motor Group Co. Ltd. Class H	10,433,416
		42,620,152
	Egypt - 0.3%
8,340,685	Centamin PLC	10,298,695
	Finland - 1.1%
5,469,465	Nokia Oyj	21,500,135
1,014,360	Nokian Renkaat Oyj	9,434,733
880,726	Wartsila Oyj Abp	11,064,426
		41,999,294
	France - 10.1%
1,519,467	AXA SA	46,706,665
589,981	BNP Paribas SA	38,907,948
1,100,436	Carrefour SA	21,998,961
502,550	Cie de Saint-Gobain	33,988,136
39,178	Dassault Aviation SA	7,610,770
2,810,589	Engie SA	46,108,624
275,716	Imerys SA(1)	9,574,295
748,988	Metropole Television SA	10,579,988
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	France - 10.1% - (continued)
2,433,853	Orange SA	$ 27,511,872
376,179	Quadient SA	8,386,662
472,003	Renault SA	20,731,142
1,009,715	Societe Generale SA	27,460,950
1,690,998	Television Francaise 1	13,828,636
1,069,449	TotalEnergies SE	64,975,985
237,141	Vicat SA	8,061,032
		386,431,666
	Germany - 4.9%
353,260	BASF SE	18,938,621
1,989,868	CECONOMY AG*	5,962,544
211,878	Continental AG	16,916,265
825,529	Daimler Truck Holding AG	30,982,343
261,737	Duerr AG	8,166,321
867,040	Evonik Industries AG	17,958,996
896,556	Fresenius SE & Co. KGaA	28,135,846
452,026	Heidelberg Materials AG	36,635,733
266,009	Mercedes-Benz Group AG	21,244,254
		184,940,923
	Hong Kong - 1.7%
1,421,221	ASMPT Ltd.	13,862,718
3,522,449	CK Asset Holdings Ltd.	20,398,750
1,565,514	Dah Sing Financial Holdings Ltd.	3,867,781
2,672,955	PAX Global Technology Ltd.	2,170,174
33,058,508	WH Group Ltd.(2)	18,043,005
5,081,967	Yue Yuen Industrial Holdings Ltd.	6,809,115
		65,151,543
	Hungary - 0.1%
3,148,196	Magyar Telekom Telecommunications PLC	3,742,703
	India - 0.6%
3,356,135	Canara Bank	14,073,620
3,946,999	Oil & Natural Gas Corp. Ltd.	8,512,144
		22,585,764
	Indonesia - 0.6%
35,119,026	Bank Mandiri Persero Tbk PT	13,350,333
20,207,035	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,394,035
14,289,445	Semen Indonesia Persero Tbk PT	6,612,138
		21,356,506
	Ireland - 1.0%
3,938,121	AIB Group PLC	18,523,593
1,923,407	Bank of Ireland Group PLC	20,293,493
		38,817,086
	Italy - 3.6%
5,551,333	BPER Banca	19,209,298
486,145	De' Longhi SpA	12,335,702
3,040,770	Eni SpA	46,423,032
2,372,891	UniCredit SpA	60,082,184
		138,050,216
	Japan - 25.3%
298,600	Aeon Delight Co. Ltd.	6,187,516
923,626	Alfresa Holdings Corp.	14,729,730
1,163,200	Alps Alpine Co. Ltd.	10,281,470
1,610,760	Amada Co. Ltd.	15,852,323
897,078	ASKUL Corp.	12,516,461
73,799	Benesse Holdings, Inc.	964,216
1,244,159	Chiyoda Corp.*	3,021,766
117,443	CMIC Holdings Co. Ltd.	1,627,165
310,319	Cosel Co. Ltd.	2,675,497
1,278,023	Dai-ichi Life Holdings, Inc.	26,112,197

118

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Japan - 25.3% - (continued)
917,639	DeNA Co. Ltd.	$ 11,249,534
424,530	Dowa Holdings Co. Ltd.	13,710,560
147,091	Eisai Co. Ltd.	9,280,499
306,279	Fuji Media Holdings, Inc.	3,391,328
1,024,390	Hakuhodo DY Holdings, Inc.	11,785,010
2,311,102	Hino Motors Ltd.*	9,269,361
254,449	Hisaka Works Ltd.	1,662,944
1,260,981	Honda Motor Co. Ltd.	40,201,824
1,247,418	Inpex Corp.	16,106,933
1,635,546	Isuzu Motors Ltd.	21,246,961
676,942	Japan Airlines Co. Ltd.	14,656,212
1,220,287	JGC Holdings Corp.	17,109,095
1,459,639	Kirin Holdings Co. Ltd.	21,559,507
241,480	Kissei Pharmaceutical Co. Ltd.	5,112,681
485,670	Kubota Corp.	7,336,516
218,215	Kyoei Steel Ltd.	3,284,391
279,671	Makino Milling Machine Co. Ltd.	11,212,450
805,586	Makita Corp.	22,621,698
510,999	Maruichi Steel Tube Ltd.	12,111,261
475,377	Maxell Ltd.	5,400,450
168,390	Miraial Co. Ltd.(1)	1,833,935
1,593,311	Mitsubishi Estate Co. Ltd.	19,527,122
954,400	Mitsubishi Gas Chemical Co., Inc.	14,314,597
4,923,260	Mitsubishi UFJ Financial Group, Inc.	39,643,310
799,221	MS&AD Insurance Group Holdings, Inc.	29,725,677
172,906	Neturen Co. Ltd.	1,286,526
817,500	Nikon Corp.	10,805,524
293,069	Nippon Chemi-Con Corp.*	2,948,636
1,520,796	Nippon Television Holdings, Inc.	14,442,065
6,017,478	Nissan Motor Co. Ltd.	26,507,871
622,250	NOK Corp.	9,369,506
2,920,092	Nomura Holdings, Inc.	12,080,338
160,485	OKUMA Corp.	8,141,460
881,609	Ono Pharmaceutical Co. Ltd.	16,155,767
908,030	OSG Corp.	12,103,212
202,017	Paramount Bed Holdings Co. Ltd.	3,308,951
4,297,142	Resona Holdings, Inc.	23,393,990
611,710	Rinnai Corp.	13,318,268
176,527	Sanyo Shokai Ltd.	2,544,566
756,310	Seria Co. Ltd.	12,685,951
954,894	Stanley Electric Co. Ltd.	17,645,768
934,778	Subaru Corp.	17,717,378
1,779,510	Sumitomo Electric Industries Ltd.	22,816,815
703,988	Sumitomo Heavy Industries Ltd.	17,327,827
790,846	Sumitomo Mitsui Trust Holdings, Inc.	30,765,257
1,357,503	Sumitomo Rubber Industries Ltd.	13,880,416
178,621	Sundrug Co. Ltd.	5,272,782
2,212,577	T&D Holdings, Inc.	35,973,861
267,069	Tachi-S Co. Ltd.	2,926,345
557,041	Taiheiyo Cement Corp.	11,633,405
777,622	Takeda Pharmaceutical Co. Ltd.	23,775,669
993,123	THK Co. Ltd.	19,910,136
922,125	Tochigi Bank Ltd.	1,851,235
917,657	Tokai Rika Co. Ltd.	14,519,471
391,415	Toyoda Gosei Co. Ltd.	8,354,474
285,850	Toyota Boshoku Corp.	5,215,313
1,027,665	TS Tech Co. Ltd.	13,277,118
254,711	Tsuruha Holdings, Inc.	19,560,840
1,098,427	TV Asahi Holdings Corp.	13,860,287
412,799	Unipres Corp.	3,295,741
536,977	Ushio, Inc.	7,439,367
421,125	Xebio Holdings Co. Ltd.	3,369,394
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Japan - 25.3% - (continued)
1,306,955	Yamato Holdings Co. Ltd.	$ 24,476,613
145,835	Yodogawa Steel Works Ltd.	3,497,388
		964,777,728
	Luxembourg - 0.4%
363,635	RTL Group SA(1)	15,707,246
	Malaysia - 0.4%
13,563,678	CIMB Group Holdings Bhd	16,708,418
	Mexico - 0.9%
1,464,770	Fresnillo PLC	11,608,665
13,154,776	Genomma Lab Internacional SAB de CV Class B	11,791,770
4,797,733	Megacable Holdings SAB de CV	12,165,526
		35,565,961
	Netherlands - 6.1%
1,890,474	ABN AMRO Bank NV GDR(2)	32,144,117
604,786	Fugro NV*	10,784,090
2,454,444	ING Groep NV	35,826,691
1,613,268	Koninklijke Philips NV	33,513,442
569,687	NN Group NV	21,838,909
3,191,818	Shell PLC	96,736,829
		230,844,078
	Norway - 0.1%
560,099	Norsk Hydro ASA	3,668,323
	Philippines - 0.2%
5,233,488	Security Bank Corp.	7,914,248
	Poland - 0.3%
6,806,305	Orange Polska SA	12,528,794
	Russia - 0.1%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
185,611	VEON Ltd. ADR*	3,326,149
894,717	VK Co. Ltd. GDR*(3)	—
		3,326,149
	South Africa - 1.5%
685,142	Anglo American PLC	21,069,331
230,650	Astral Foods Ltd.	2,101,467
407,316	MTN Group Ltd.	3,189,745
18,449	Nampak Ltd.*	190,165
15,757,497	Netcare Ltd.	12,335,498
24,317,425	Old Mutual Ltd.	17,690,345
		56,576,551
	South Korea - 3.8%
376,044	Coway Co. Ltd.	12,084,624
1,617,201	DGB Financial Group, Inc.	9,274,257
519,182	Hankook Tire & Technology Co. Ltd.	15,747,454
135,944	Hyundai Mobis Co. Ltd.	24,839,186
737,880	KB Financial Group, Inc.	29,553,123
863,218	KT Corp.	19,989,986
1,078,996	Shinhan Financial Group Co. Ltd.	29,697,520
715,424	Tongyang Life Insurance Co. Ltd.*	1,982,974
		143,169,124
	Spain - 1.0%
1,290,138	Almirall SA	12,375,939
1,825,803	CaixaBank SA	7,385,739

119

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Spain - 1.0% - (continued)
2,742,085	Prosegur Compania de Seguridad SA	$ 5,043,060
10,556,141	Unicaja Banco SA(2)	12,320,814
		37,125,552
	Sweden - 1.3%
1,510,238	SKF AB Class B	28,773,698
4,212,242	Telefonaktiebolaget LM Ericsson Class B	21,189,573
		49,963,271
	Switzerland - 4.9%
681,670	Adecco Group AG	27,781,004
77,333	Implenia AG	3,766,724
725,989	Novartis AG	76,008,967
76,040	Swatch Group AG	24,335,875
2,515,617	UBS Group AG	55,818,704
		187,711,274
	Taiwan - 0.9%
2,191,956	Catcher Technology Co. Ltd.	12,120,911
5,458,416	Foxconn Technology Co. Ltd.	9,696,487
4,089,107	Hon Hai Precision Industry Co. Ltd.	14,149,662
		35,967,060
	Thailand - 0.9%
5,236,130	Kasikornbank PCL	19,370,292
723,380	Kasikornbank PCL NVDR	2,666,265
26,739,200	Thai Union Group PCL Class F	10,624,201
		32,660,758
	Turkey - 0.5%
739,095	Coca-Cola Icecek AS	8,639,532
634,853	Eldorado Gold Corp.*	6,227,908
3,009,957	Ulker Biskuvi Sanayi AS*	4,368,126
		19,235,566
	United Kingdom - 9.1%
3,373,436	Babcock International Group PLC*	16,240,233
9,624,760	BP PLC	59,716,321
1,376,305	British American Tobacco PLC	46,282,523
2,020,691	British Land Co. PLC REIT	8,768,181
9,972,596	BT Group PLC	15,626,909
2,436,783	CK Hutchison Holdings Ltd.	15,028,437
3,335,948	easyJet PLC*	19,375,736
10,148,470	Hays PLC	13,963,144
3,178,991	J Sainsbury PLC	11,318,745
4,280,674	Kingfisher PLC	13,498,546
1,384,640	Land Securities Group PLC REIT	11,499,143
1,816,498	Marks & Spencer Group PLC*	4,811,731
2,124,233	Pagegroup PLC	12,163,756
4,778,810	Standard Chartered PLC	45,903,079
715,157	SThree PLC	3,238,024
1,249,984	Travis Perkins PLC	13,981,260
1,928,949	Vanquis Banking Group PLC	3,114,199
2,958,199	WPP PLC	32,299,774
		346,829,741
	United States - 1.9%
2,785,519	GSK PLC	49,585,446
303,966	Holcim Ltd.*	21,185,492
		70,770,938
	Total Common Stocks (cost $3,210,249,286)	$ 3,561,427,523
Shares or Principal Amount			Market Value†
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
444,619	Sprott Physical Uranium Trust		$ 5,779,221
	Total Closed End Funds (cost $2,888,650)		$ 5,779,221
PREFERRED STOCKS - 1.5%
	Brazil - 0.6%
23,868,200	Raizen SA (Preference Shares)(4)		$ 20,997,454
	Germany - 0.9%
314,974	Fuchs SE (Preference Shares)(4)		13,037,945
277,366	Henkel AG & Co. KGaA (Preference Shares)(4)		21,403,317
			34,441,262
	Total Preferred Stocks (cost $44,433,149)		$ 55,438,716
	Total Long-Term Investments (cost $3,257,571,085)		$ 3,622,645,460
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 21,248,956	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $21,252,073; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $21,674,037		$ 21,248,956
	Securities Lending Collateral - 0.0%
125,502	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		125,502
418,338	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		418,338
125,501	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		125,501
125,501	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		125,501
			794,842
	Total Short-Term Investments (cost $22,043,798)		$ 22,043,798
	Total Investments (cost $3,279,614,883)	95.6%	$ 3,644,689,258
	Other Assets and Liabilities	4.4%	166,620,296
	Total Net Assets	100.0%	$ 3,811,309,554
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

120

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $62,507,936, representing 1.6% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	169	09/15/2023	$ 18,639,010	$ (63,780)
Total futures contracts				$ (63,780)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
121

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 12,590,374	$ 8,991,721	$ 3,598,653	$ —
Austria	65,005,991	1,954,887	63,051,104	—
Belgium	40,144,382	—	40,144,382	—
Brazil	125,679,719	125,679,719	—	—
Burkina Faso	12,574,728	12,574,728	—	—
Canada	58,509,495	58,509,495	—	—
Chile	19,877,506	19,877,506	—	—
China	42,620,152	—	42,620,152	—
Egypt	10,298,695	—	10,298,695	—
Finland	41,999,294	—	41,999,294	—
France	386,431,666	—	386,431,666	—
Germany	184,940,923	—	184,940,923	—
Hong Kong	65,151,543	—	65,151,543	—
Hungary	3,742,703	3,742,703	—	—
India	22,585,764	—	22,585,764	—
Indonesia	21,356,506	—	21,356,506	—
Ireland	38,817,086	38,817,086	—	—
Italy	138,050,216	—	138,050,216	—
Japan	964,777,728	—	964,777,728	—
Luxembourg	15,707,246	—	15,707,246	—
Malaysia	16,708,418	—	16,708,418	—
Mexico	35,565,961	23,957,296	11,608,665	—
Netherlands	230,844,078	—	230,844,078	—
Norway	3,668,323	—	3,668,323	—
Philippines	7,914,248	—	7,914,248	—
Poland	12,528,794	—	12,528,794	—
Russia	3,326,149	3,326,149	—	—
South Africa	56,576,551	35,317,055	21,259,496	—
South Korea	143,169,124	—	143,169,124	—
Spain	37,125,552	—	37,125,552	—
Sweden	49,963,271	—	49,963,271	—
Switzerland	187,711,274	—	187,711,274	—
Taiwan	35,967,060	—	35,967,060	—
Thailand	32,660,758	10,624,201	22,036,557	—
Turkey	19,235,566	10,596,034	8,639,532	—
United Kingdom	346,829,741	3,114,199	343,715,542	—
United States	70,770,938	—	70,770,938	—
Closed End Funds	5,779,221	5,779,221	—	—
Preferred Stocks	55,438,716	20,997,454	34,441,262	—
Short-Term Investments	22,043,798	794,842	21,248,956	—
Total	$ 3,644,689,258	$ 384,654,296	$ 3,260,034,962	$ —
Liabilities
Futures Contracts(2)	$ (63,780)	$ (63,780)	$ —	$ —
Total	$ (63,780)	$ (63,780)	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
122

The Hartford MidCap Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.6%
579,034	BorgWarner, Inc.	$ 26,925,081
560,254	Visteon Corp.*	86,329,539
		113,254,620
	Banks - 0.5%
263,031	M&T Bank Corp.	36,787,516
	Capital Goods - 13.5%
555,575	Axon Enterprise, Inc.*	103,298,060
535,676	Builders FirstSource, Inc.*	77,367,685
795,863	Fortive Corp.	62,355,866
972,857	Graco, Inc.	77,176,746
405,079	IDEX Corp.	91,470,889
1,550,796	Ingersoll Rand, Inc.	101,220,455
363,529	Lennox International, Inc.	133,575,096
360,320	Lincoln Electric Holdings, Inc.	72,319,827
277,044	Middleby Corp.*	42,069,131
210,513	Watsco, Inc.	79,613,911
922,543	Westinghouse Air Brake Technologies Corp.	109,265,993
		949,733,659
	Commercial & Professional Services - 3.4%
590,159	Ceridian HCM Holding, Inc.*	41,789,159
2,714,247	Genpact Ltd.	97,957,174
724,179	GFL Environmental, Inc.	24,723,471
464,780	Robert Half, Inc.	34,463,437
474,318	TransUnion	37,798,401
		236,731,642
	Consumer Discretionary Distribution & Retail - 3.8%
1,100,264	CarMax, Inc.*	90,892,809
3,071,637	Chewy, Inc. Class A*	104,128,494
541,106	Etsy, Inc.*	55,003,425
149,659	Floor & Decor Holdings, Inc. Class A*	17,188,336
		267,213,064
	Consumer Durables & Apparel - 3.4%
114,522	Deckers Outdoor Corp.*	62,264,466
23,692	NVR, Inc.*	149,412,176
652,133	YETI Holdings, Inc.*	27,780,866
		239,457,508
	Consumer Services - 2.7%
767,473	Choice Hotels International, Inc.	100,347,095
793,587	DraftKings, Inc. Class A*	25,220,195
520,507	Hyatt Hotels Corp. Class A	65,766,059
		191,333,349
	Consumer Staples Distribution & Retail - 0.5%
570,443	BJ's Wholesale Club Holdings, Inc.*	37,826,075
	Energy - 5.6%
2,581,730	Coterra Energy, Inc.	71,100,844
3,852,900	Marathon Oil Corp.	101,215,683
2,025,383	Ovintiv, Inc.	93,349,903
1,508,800	Targa Resources Corp.	123,706,512
		389,372,942
	Equity Real Estate Investment Trusts (REITs) - 1.0%
2,065,100	Host Hotels & Resorts, Inc. REIT	37,997,840
554,202	Rexford Industrial Realty, Inc. REIT	30,530,988
		68,528,828
	Financial Services - 8.7%
231,447	Credit Acceptance Corp.*(1)	128,823,400
479,686	Hamilton Lane, Inc. Class A	42,418,633
2,853,276	Nuvei Corp.*	97,325,244
1,995,563	Shift4 Payments, Inc. Class A*	137,673,892
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 8.7% - (continued)
858,704	Tradeweb Markets, Inc. Class A	$ 70,233,400
709,038	WEX, Inc.*	134,256,345
		610,730,914
	Food, Beverage & Tobacco - 0.7%
559,553	Post Holdings, Inc.*	47,729,871
	Health Care Equipment & Services - 8.1%
735,386	Acadia Healthcare Co., Inc.*	58,117,556
3,579,839	agilon health, Inc.*	68,553,917
2,001,386	Inari Medical, Inc.*	114,219,099
462,119	Insulet Corp.*	127,891,433
119,138	Molina Healthcare, Inc.*	36,276,330
287,075	Shockwave Medical, Inc.*	74,811,745
445,488	Veeva Systems, Inc. Class A*	90,977,559
		570,847,639
	Insurance - 2.6%
85,393	Markel Group, Inc.*	123,795,086
535,414	W R Berkley Corp.	33,029,690
17,270	White Mountains Insurance Group Ltd.	26,717,035
		183,541,811
	Materials - 3.7%
552,560	Ball Corp.	32,429,746
283,989	Celanese Corp. Class A	35,609,381
2,896,472	Element Solutions, Inc.	60,710,053
488,099	FMC Corp.	46,969,767
1,311,958	Graphic Packaging Holding Co.	31,749,383
1,211,015	Silgan Holdings, Inc.	53,103,008
		260,571,338
	Media & Entertainment - 2.3%
84,511	Cable One, Inc.	61,180,893
1,498,975	Cargurus, Inc.*	33,966,774
693,008	Roku, Inc.*	66,715,880
		161,863,547
	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
281,434	Alnylam Pharmaceuticals, Inc.*	54,992,204
974,411	Apellis Pharmaceuticals, Inc.*	25,091,083
1,175,829	Bio-Techne Corp.	98,064,139
1,422,823	Exact Sciences Corp.*	138,782,155
299,486	ICON PLC*	75,293,775
634,655	Jazz Pharmaceuticals PLC*	82,771,705
690,066	Neurocrine Biosciences, Inc.*	70,310,825
1,489,157	PTC Therapeutics, Inc.*	60,072,593
503,057	Repligen Corp.*	86,304,459
904,085	Sage Therapeutics, Inc.*	31,353,668
531,358	Sarepta Therapeutics, Inc.*	57,593,894
1,294,835	Ultragenyx Pharmaceutical, Inc.*	55,833,285
436,487	United Therapeutics Corp.*	105,944,125
		942,407,910
	Semiconductors & Semiconductor Equipment - 4.4%
433,884	First Solar, Inc.*	89,987,542
632,677	MKS Instruments, Inc.	69,069,348
134,050	Monolithic Power Systems, Inc.	74,999,635
174,534	Onto Innovation, Inc.*	21,698,067
368,732	Silicon Laboratories, Inc.*	54,992,690
		310,747,282
	Software & Services - 11.9%
181,317	ANSYS, Inc.*	62,028,546
1,228,120	Datadog, Inc. Class A*	143,346,166
2,502,962	Dynatrace, Inc.*	136,886,992
132,650	Fair Isaac Corp.*	111,156,720
187,220	HubSpot, Inc.*	108,690,571

123

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 11.9% - (continued)
3,641,053	Informatica, Inc. Class A*	$ 69,325,649
299,196	MongoDB, Inc. Class A*	126,679,586
52,017	Splunk, Inc.*	5,635,002
339,769	VeriSign, Inc.*	71,674,271
		835,423,503
	Technology Hardware & Equipment - 2.4%
298,373	CDW Corp.	55,816,637
217,775	F5, Inc.*	34,460,716
1,222,931	Flex Ltd.*	33,459,392
218,808	Lumentum Holdings, Inc.*	11,456,787
93,758	Super Micro Computer, Inc.*	30,965,455
		166,158,987
	Transportation - 4.8%
698,022	Expeditors International of Washington, Inc.	88,858,201
445,941	JB Hunt Transport Services, Inc.	90,945,207
1,243,445	Knight-Swift Transportation Holdings, Inc.	75,539,284
1,409,258	U-Haul Holding Co.	80,623,650
		335,966,342
	Utilities - 0.9%
265,349	Atmos Energy Corp.	32,295,627
1,054,144	NiSource, Inc.	29,347,369
		61,642,996
	Total Common Stocks (cost $5,314,744,678)	$ 7,017,871,343
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
$ 646,639	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $646,734; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $659,580	$ 646,639
	Securities Lending Collateral - 0.1%
477,945	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	477,945
1,593,150	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	1,593,150
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
477,945	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(2)		$ 477,945
477,945	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(2)		477,945
			3,026,985
	Total Short-Term Investments (cost $3,673,624)		$ 3,673,624
	Total Investments (cost $5,318,418,302)	100.0%	$ 7,021,544,967
	Other Assets and Liabilities	0.0%	1,905,100
	Total Net Assets	100.0%	$ 7,023,450,067
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

124

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 113,254,620	$ 113,254,620	$ —	$ —
Banks	36,787,516	36,787,516	—	—
Capital Goods	949,733,659	949,733,659	—	—
Commercial & Professional Services	236,731,642	236,731,642	—	—
Consumer Discretionary Distribution & Retail	267,213,064	267,213,064	—	—
Consumer Durables & Apparel	239,457,508	239,457,508	—	—
Consumer Services	191,333,349	191,333,349	—	—
Consumer Staples Distribution & Retail	37,826,075	37,826,075	—	—
Energy	389,372,942	389,372,942	—	—
Equity Real Estate Investment Trusts (REITs)	68,528,828	68,528,828	—	—
Financial Services	610,730,914	610,730,914	—	—
Food, Beverage & Tobacco	47,729,871	47,729,871	—	—
Health Care Equipment & Services	570,847,639	570,847,639	—	—
Insurance	183,541,811	183,541,811	—	—
Materials	260,571,338	260,571,338	—	—
Media & Entertainment	161,863,547	161,863,547	—	—
Pharmaceuticals, Biotechnology & Life Sciences	942,407,910	942,407,910	—	—
Semiconductors & Semiconductor Equipment	310,747,282	310,747,282	—	—
Software & Services	835,423,503	835,423,503	—	—
Technology Hardware & Equipment	166,158,987	166,158,987	—	—
Transportation	335,966,342	335,966,342	—	—
Utilities	61,642,996	61,642,996	—	—
Short-Term Investments	3,673,624	3,026,985	646,639	—
Total	$ 7,021,544,967	$ 7,020,898,328	$ 646,639	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
125

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 3.6%
522,603	Gentex Corp.	$ 17,549,009
623,573	Goodyear Tire & Rubber Co.*	10,027,054
63,536	Visteon Corp.*	9,790,262
		37,366,325
	Banks - 7.9%
418,875	Cadence Bank	10,492,819
177,861	M&T Bank Corp.	24,875,639
1,642,787	New York Community Bancorp, Inc.	22,785,456
151,105	SouthState Corp.	11,736,325
322,249	Synovus Financial Corp.	10,924,241
		80,814,480
	Capital Goods - 14.2%
273,208	AerCap Holdings NV*	17,433,403
86,161	Builders FirstSource, Inc.*	12,444,233
79,472	Curtiss-Wright Corp.	15,207,762
204,777	Fortune Brands Innovations, Inc.	14,553,501
198,762	Howmet Aerospace, Inc.	10,164,689
82,386	John Bean Technologies Corp.	10,183,734
101,775	Johnson Controls International PLC	7,078,451
35,230	L3Harris Technologies, Inc.	6,675,733
117,252	Middleby Corp.*	17,804,716
180,515	Spirit AeroSystems Holdings, Inc. Class A	5,743,987
131,939	Vicor Corp.*	12,174,012
141,412	Westinghouse Air Brake Technologies Corp.	16,748,837
		146,213,058
	Commercial & Professional Services - 1.7%
192,861	Leidos Holdings, Inc.	18,038,289
	Consumer Discretionary Distribution & Retail - 1.2%
106,513	Ross Stores, Inc.	12,210,650
	Consumer Durables & Apparel - 2.4%
85,938	Lennar Corp. Class A	10,899,516
413,318	Steven Madden Ltd.	13,796,555
		24,696,071
	Consumer Services - 2.5%
266,977	International Game Technology PLC	9,031,832
209,428	Wyndham Hotels & Resorts, Inc.	16,318,630
		25,350,462
	Consumer Staples Distribution & Retail - 3.4%
117,802	Dollar Tree, Inc.*	18,180,383
393,122	U.S. Foods Holding Corp.*	16,798,103
		34,978,486
	Energy - 6.9%
794,417	Cenovus Energy, Inc.	15,109,811
624,260	Coterra Energy, Inc.	17,192,120
131,952	Diamondback Energy, Inc.	19,439,169
732,372	Marathon Oil Corp.	19,239,413
		70,980,513
	Equity Real Estate Investment Trusts (REITs) - 6.9%
406,230	Essential Properties Realty Trust, Inc. REIT	9,972,946
323,770	Gaming & Leisure Properties, Inc. REIT	15,366,124
814,147	Kimco Realty Corp. REIT	16,494,618
177,020	UDR, Inc. REIT	7,236,578
266,671	Welltower, Inc. REIT	21,907,023
		70,977,289
	Financial Services - 3.0%
96,932	Ares Management Corp. Class A	9,617,593
19,802	FleetCor Technologies, Inc.*	4,928,916
213,624	Voya Financial, Inc.	15,863,718
		30,410,227
	Food, Beverage & Tobacco - 1.4%
260,945	Tyson Foods, Inc. Class A	14,539,855
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 8.7%
229,144	Centene Corp.*	$ 15,602,415
333,301	Dentsply Sirona, Inc.	13,838,657
142,238	Encompass Health Corp.	9,391,975
68,109	ICU Medical, Inc.*	12,135,662
326,176	Integra LifeSciences Holdings Corp.*	14,831,223
51,054	Molina Healthcare, Inc.*	15,545,432
31,198	Teleflex, Inc.	7,836,002
		89,181,366
	Insurance - 8.7%
3,622,029	Aegon NV	19,522,736
147,682	Allstate Corp.	16,640,808
73,264	Arthur J Gallagher & Co.	15,737,107
46,522	Everest Group Ltd.	16,771,646
417,153	Kemper Corp.	21,262,289
		89,934,586
	Materials - 6.3%
127,270	Celanese Corp. Class A	15,958,385
156,736	FMC Corp.	15,082,705
292,174	Huntsman Corp.	8,698,020
188,978	Ingevity Corp.*	12,098,372
44,090	Reliance Steel & Aluminum Co.	12,912,198
		64,749,680
	Media & Entertainment - 3.6%
262,392	Cargurus, Inc.*	5,945,803
104,017	Electronic Arts, Inc.	14,182,718
200,337	Match Group, Inc.*	9,317,674
293,541	ZoomInfo Technologies, Inc. Class A*	7,505,843
		36,952,038
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
383,030	Avantor, Inc.*	7,878,927
	Semiconductors & Semiconductor Equipment - 4.9%
93,052	Cirrus Logic, Inc.*	7,518,601
175,869	MKS Instruments, Inc.	19,199,619
150,381	ON Semiconductor Corp.*	16,203,553
88,001	Synaptics, Inc.*	7,947,370
		50,869,143
	Technology Hardware & Equipment - 4.6%
77,605	F5, Inc.*	12,280,215
75,206	Fabrinet*	9,298,470
517,319	Flex Ltd.*	14,153,848
218,264	Lumentum Holdings, Inc.*	11,428,303
		47,160,836
	Transportation - 2.1%
633,645	JetBlue Airways Corp.*	4,923,422
281,661	Knight-Swift Transportation Holdings, Inc.	17,110,906
		22,034,328
	Utilities - 4.9%
258,617	Alliant Energy Corp.	13,898,078
103,506	Atmos Energy Corp.	12,597,715
213,258	Evergy, Inc.	12,789,082
73,955	Sempra Energy	11,020,774
		50,305,649
	Total Common Stocks (cost $853,350,651)	$ 1,025,642,258

126

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 616,986	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $617,076; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $629,372		$ 616,986
	Total Short-Term Investments (cost $616,986)		$ 616,986
	Total Investments (cost $853,967,637)	99.8%	$ 1,026,259,244
	Other Assets and Liabilities	0.2%	2,313,670
	Total Net Assets	100.0%	$ 1,028,572,914
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 37,366,325	$ 37,366,325	$ —	$ —
Banks	80,814,480	80,814,480	—	—
Capital Goods	146,213,058	146,213,058	—	—
Commercial & Professional Services	18,038,289	18,038,289	—	—
Consumer Discretionary Distribution & Retail	12,210,650	12,210,650	—	—
Consumer Durables & Apparel	24,696,071	24,696,071	—	—
Consumer Services	25,350,462	25,350,462	—	—
Consumer Staples Distribution & Retail	34,978,486	34,978,486	—	—
Energy	70,980,513	70,980,513	—	—
Equity Real Estate Investment Trusts (REITs)	70,977,289	70,977,289	—	—
Financial Services	30,410,227	30,410,227	—	—
Food, Beverage & Tobacco	14,539,855	14,539,855	—	—
Health Care Equipment & Services	89,181,366	89,181,366	—	—
Insurance	89,934,586	89,934,586	—	—
Materials	64,749,680	64,749,680	—	—
Media & Entertainment	36,952,038	36,952,038	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,878,927	7,878,927	—	—
Semiconductors & Semiconductor Equipment	50,869,143	50,869,143	—	—
Technology Hardware & Equipment	47,160,836	47,160,836	—	—
Transportation	22,034,328	22,034,328	—	—
Utilities	50,305,649	50,305,649	—	—
Short-Term Investments	616,986	—	616,986	—
Total	$ 1,026,259,244	$ 1,025,642,258	$ 616,986	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
127

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 40.4%
1,324,387	Hartford Core Equity Fund, Class F	$ 59,570,911
1,108,740	Hartford Large Cap Growth ETF	17,742,612
424,882	Hartford Multifactor US Equity ETF	18,014,742
533,323	Hartford Small Cap Value Fund, Class F	6,111,880
758,391	The Hartford Equity Income Fund, Class F	15,857,958
102,084	The Hartford Growth Opportunities Fund, Class F	4,585,626
323,334	The Hartford Small Company Fund, Class F	6,356,753
	Total Domestic Equity Funds (cost $98,566,809)	$ 128,240,482
	International/Global Equity Funds - 20.2%
604,045	Hartford Multifactor Developed Markets (ex-US) ETF	16,411,903
391,908	Hartford Schroders Emerging Markets Equity Fund, Class F	6,415,528
1,617,610	Hartford Schroders International Multi-Cap Value Fund, Class F	15,626,109
597,087	The Hartford International Growth Fund, Class F	9,535,483
937,964	The Hartford International Opportunities Fund, Class F	16,029,807
	Total International/Global Equity Funds (cost $59,932,016)	$ 64,018,830
	Taxable Fixed Income Funds - 39.2%
1,275,718	Hartford Core Bond ETF	43,952,822
5,031,655	Hartford Schroders Sustainable Core Bond Fund, Class F	43,221,920
1,246,251	The Hartford Strategic Income Fund, Class F	9,446,584
2,814,563	The Hartford World Bond Fund, Class F	27,836,028
	Total Taxable Fixed Income Funds (cost $138,252,109)	$ 124,457,354
	Total Affiliated Investment Companies (cost $296,750,934)	$ 316,716,666
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
787,732	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 787,732
	Total Short-Term Investments (cost $787,732)		$ 787,732
	Total Investments (cost $297,538,666)	100.0%	$ 317,504,398
	Other Assets and Liabilities	(0.0)%	(98,241)
	Total Net Assets	100.0%	$ 317,406,157
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2023 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 42,661,782	$ —	$ 396,593	$ (76,051)	$ 1,763,684	$ 43,952,822	1,275,718	$ 994,225	$ —
Hartford Core Equity Fund, Class F	57,034,410	8,514,735	11,599,973	(593,893)	6,215,632	59,570,911	1,324,387	706,229	1,561,479
Hartford Large Cap Growth ETF	13,343,132	—	—	—	4,399,480	17,742,612	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	18,040,703	—	4,938,855	(536,738)	3,846,793	16,411,903	604,045	590,176	—
Hartford Multifactor US Equity ETF	19,316,689	—	2,871,973	598,711	971,315	18,014,742	424,882	293,823	—
Hartford Schroders Commodity Strategy ETF	5,531,339	—	4,979,244	(1,527,855)	975,760	—	—	35,344	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,963,068	2,740,649	3,755,676	(792,961)	2,260,448	6,415,528	391,908	128,579	—
Hartford Schroders International Multi-Cap Value Fund, Class F	9,739,490	9,572,014	5,823,300	(288,399)	2,426,304	15,626,109	1,617,610	410,862	—
Hartford Schroders Sustainable Core Bond Fund, Class F	32,971,285	13,861,665	4,301,984	(686,172)	1,377,126	43,221,920	5,031,655	1,089,808	—
Hartford Small Cap Value Fund, Class F	8,119,027	730,252	2,683,748	188,697	(242,348)	6,111,880	533,323	154,737	575,515
The Hartford Equity Income Fund, Class F	19,354,854	3,651,877	6,485,058	84,790	(748,505)	15,857,958	758,391	345,502	1,819,272
The Hartford Growth Opportunities Fund, Class F	5,221,990	4,208,621	6,210,667	156,976	1,208,706	4,585,626	102,084	—	—
The Hartford International Growth Fund, Class F	7,341,594	4,561,457	4,298,152	(736,453)	2,667,037	9,535,483	597,087	57,715	—
The Hartford International Opportunities Fund, Class F	14,640,062	1,671,160	3,439,211	(201,806)	3,359,602	16,029,807	937,964	148,428	—
The Hartford Small Company Fund, Class F	7,715,387	706,874	2,456,531	(609,924)	1,000,947	6,356,753	323,334	—	—
128

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2023	Shares as of July 31, 2023	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
The Hartford Strategic Income Fund, Class F	$ 18,404,287	$ 808,449	$ 10,825,307	$ (1,722,305)	$ 2,781,460	$ 9,446,584	1,246,251	$ 724,640	$ —
The Hartford World Bond Fund, Class F	30,114,359	5,404,635	8,275,259	(246,382)	838,675	27,836,028	2,814,563	454,911	—
Total	$315,513,458	$56,432,388	$83,341,531	$(6,989,765)	$35,102,116	$316,716,666	19,091,942	$6,134,979	$3,956,266
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 316,716,666	$ 316,716,666	$ —	$ —
Short-Term Investments	787,732	787,732	—	—
Total	$ 317,504,398	$ 317,504,398	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
129

Hartford Multi-Asset Income Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8%
	Asset-Backed - Automobile - 1.1%
$ 920,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 910,394
786,989	CFMT LLC 1.39%, 09/22/2031(1)	756,939
	Ford Credit Auto Lease Trust
1,250,000	5.29%, 06/15/2026	1,234,563
1,250,000	5.54%, 12/15/2026	1,221,619
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	89,200
100,000	1.91%, 10/17/2033(1)	89,260
510,000	5.22%, 03/15/2030	499,759
705,000	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	699,407
975,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	966,527
160,000	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	159,931
680,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	670,858
		7,298,457
	Asset-Backed - Finance & Insurance - 0.2%
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,187,653
	Asset-Backed - Student Loan - 0.1%
411,741	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	405,751
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Mortgage Loan Trust 3.66%, 12/27/2066(1)(2)	569,871
	Commercial Mortgage-Backed Securities - 4.4%
	Benchmark Mortgage Trust
27,882,861	0.47%, 07/15/2051(2)(3)	496,109
20,741,930	0.62%, 01/15/2052(2)(3)	513,410
11,773,664	0.72%, 07/15/2056(3)	493,917
2,823,008	1.00%, 05/15/2052(2)(3)	112,013
14,094,595	1.19%, 03/15/2062(2)(3)	685,185
325,000	3.72%, 12/15/2072(2)	228,015
330,000	BFLD Trust 7.39%, 11/15/2028, 1 mo. USD Term SOFR + 2.16%(1)(4)	328,669
	BX Commercial Mortgage Trust
748,000	6.79%, 10/15/2036, 1 mo. USD Term SOFR + 1.56%(1)(4)	741,412
960,500	7.34%, 10/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(4)	947,207
	BX Trust
565,000	6.30%, 10/13/2027(1)	555,772
380,000	6.63%, 10/15/2036, 1 mo. USD Term SOFR + 1.41%(1)(4)	365,718
602,000	6.79%, 11/15/2032, 1 mo. USD Term SOFR + 1.56%(1)(4)	592,158
585,000	6.79%, 10/13/2027(1)	545,600
669,463	12.55%, 08/15/2039, 1 mo. USD Term SOFR + 7.33%(1)(4)	670,377
31,000	BXHPP Trust 5.99%, 08/15/2036, 1 mo. USD Term SOFR + 0.76%(1)(4)	29,229
1,190,000	CAMB Commercial Mortgage Trust 7.09%, 12/15/2037, 1 mo. USD Term SOFR + 1.86%(1)(4)	1,175,057
18,127,392	CD Mortgage Trust 0.96%, 02/10/2050(2)(3)	462,932
235,000	Citigroup Commercial Mortgage Trust 5.85%, 06/10/2028(1)	225,660
175,000	Commercial Mortgage Trust 2.68%, 11/10/2046(1)(2)	130,124
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
	CSAIL Commercial Mortgage Trust
$ 17,981,279	0.53%, 08/15/2051(2)(3)	$ 409,268
20,785,248	0.75%, 11/15/2050(2)(3)	492,207
1,000,000	CSMC Trust 3.65%, 11/13/2039(1)(2)	744,686
	DBJPM Mortgage Trust
7,781,353	1.43%, 08/10/2049(2)(3)	254,151
3,354,244	1.71%, 09/15/2053(2)(3)	209,000
335,000	DC Office Trust 3.07%, 09/15/2045(1)(2)	214,098
	GS Mortgage Securities Trust
33,450,114	0.42%, 03/10/2051(2)(3)	531,894
15,035,076	1.07%, 07/10/2052(2)(3)	622,233
5,604,639	1.11%, 05/10/2052(2)(3)	237,086
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(2)	408,172
1,240,000	3.44%, 07/10/2039(1)(2)	965,433
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	958,826
1,190,000	3.75%, 06/05/2039(1)(2)	992,506
920,000	KNDL Mortgage Trust 6.77%, 05/15/2036, 1 mo. USD Term SOFR + 1.55%(1)(4)	909,544
98,297	Life Mortgage Trust 6.04%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(4)	96,044
	MHP Trust
225,000	6.39%, 07/15/2038, 1 mo. USD Term SOFR + 1.16%(1)(4)	218,234
230,000	6.69%, 07/15/2038, 1 mo. USD Term SOFR + 1.46%(1)(4)	221,355
1,142,339	MSCG Trust 6.92%, 10/15/2037, 1 mo. USD Term SOFR + 1.70%(1)(4)	1,121,189
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	85,602
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(2)(3)	46,084
	SREIT Trust
440,000	6.42%, 11/15/2038, 1 mo. USD Term SOFR + 1.19%(1)(4)	429,532
1,340,000	6.91%, 11/15/2038, 1 mo. USD Term SOFR + 1.69%(1)(4)	1,294,812
	Starwood Trust
1,450,000	6.36%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	1,403,213
550,000	6.71%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	528,808
	Wells Fargo NA
21,690,445	0.42%, 02/15/2055(2)(3)	602,944
12,388,564	0.69%, 12/15/2052(2)(3)	425,971
24,923,909	0.71%, 11/15/2050(2)(3)	607,889
12,067,235	0.89%, 05/15/2062(2)(3)	480,385
31,319,836	0.94%, 08/15/2061(2)(3)	1,372,513
13,975,759	1.22%, 03/15/2063(2)(3)	804,404
8,633,107	1.76%, 03/15/2063(2)(3)	804,155
361,765	WFRBS Commercial Mortgage Trust 4.85%, 06/15/2044(1)(2)	344,574
		28,135,376
	Other Asset-Backed Securities - 13.1%
2,100,000	720 East CLO Ltd. 6.98%, 04/15/2036, 3 mo. USD Term SOFR + 2.10%(1)(4)	2,099,790
98,135	Aaset Trust 3.84%, 05/15/2039(1)	70,836
	Affirm Asset Securitization Trust
305,000	1.03%, 08/17/2026(1)	299,759
5,289	3.46%, 10/15/2024(1)	5,273
500,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	493,713

130

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 13.1% - (continued)
$ 1,500,000	ALM Ltd. 7.42%, 10/15/2029, 3 mo. USD Term SOFR + 2.11%(1)(4)	$ 1,489,557
2,000,000	Apidos CLO XL Ltd. 7.11%, 07/15/2035, 3 mo. USD Term SOFR + 1.80%(1)(4)	2,003,090
270,000	Apidos CLO XXXIII 7.51%, 10/24/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	261,942
520,000	Apidos CLO XXXIV 7.64%, 01/20/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	507,614
650,000	Atlas Senior Loan Fund X Ltd. 7.07%, 01/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(4)	628,441
	Bain Capital Credit CLO Ltd.
925,000	7.76%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	903,929
970,000	8.86%, 10/23/2034, 3 mo. USD Term SOFR + 3.51%(1)(4)	935,332
505,000	Ballyrock CLO 19 Ltd. 12.44%, 04/20/2035, 3 mo. USD Term SOFR + 7.11%(1)(4)	479,986
260,000	Ballyrock CLO Ltd. 7.54%, 10/20/2031, 3 mo. USD Term SOFR + 2.21%(1)(4)	255,833
	Barings CLO Ltd.
1,000,000	7.49%, 07/20/2029, 3 mo. USD Term SOFR + 2.16%(1)(4)	980,728
1,095,000	7.52%, 10/15/2033, 3 mo. USD Term SOFR + 2.21%(1)(4)	1,071,277
1,250,000	7.57%, 10/15/2036, 3 mo. USD Term SOFR + 2.26%(1)(4)	1,220,936
1,110,000	8.77%, 10/15/2036, 3 mo. USD Term SOFR + 3.46%(1)(4)	1,084,594
750,000	Battalion CLO XXII Ltd. 8.94%, 01/20/2035, 3 mo. USD Term SOFR + 3.61%(1)(4)	672,176
775,000	BCRED BSL CLO Ltd. 7.34%, 10/20/2034, 3 mo. USD LIBOR + 1.75%(1)(4)	761,988
	BlueMountain CLO Ltd.
1,200,000	7.02%, 08/15/2031, 3 mo. USD LIBOR + 1.70%(1)(4)	1,175,022
2,000,000	7.33%, 07/30/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,945,544
1,400,000	BlueMountain CLO XXII Ltd. 7.07%, 07/15/2031, 3 mo. USD LIBOR + 1.50%(1)(4)	1,377,981
965,000	Broad River Bsl Funding CLO Ltd. 7.29%, 07/20/2034, 3 mo. USD Term SOFR + 1.96%(1)(4)	931,382
1,750,000	Buttermilk Park CLO Ltd. 7.22%, 10/15/2031, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,724,322
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	7.37%, 04/17/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	965,477
560,000	7.39%, 07/20/2032, 3 mo. USD Term SOFR + 2.06%(1)(4)	548,868
995,000	8.54%, 07/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(4)	917,941
	Carlyle U.S. CLO Ltd.
645,000	8.54%, 04/20/2034, 3 mo. USD Term SOFR + 3.21%(1)(4)	627,141
1,500,000	11.84%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(4)	1,407,144
159,759	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	142,293
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 13.1% - (continued)
$ 1,255,000	Cayuga Park CLO Ltd. 8.67%, 07/17/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	$ 1,201,994
	CF Hippolyta Issuer LLC
259,173	1.53%, 03/15/2061(1)	226,040
89,945	1.69%, 07/15/2060(1)	81,002
235,612	1.98%, 03/15/2061(1)	201,184
	CIFC Funding Ltd.
1,200,000	7.41%, 10/22/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,189,031
785,000	7.47%, 01/16/2033, 3 mo. USD Term SOFR + 2.16%(1)(4)	775,027
835,000	7.59%, 10/20/2034, 3 mo. USD Term SOFR + 2.26%(1)(4)	823,194
640,000	8.57%, 04/17/2034, 3 mo. USD Term SOFR + 3.26%(1)(4)	614,215
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,259,311
400,000	Dewolf Park CLO Ltd. 7.42%, 10/15/2030, 3 mo. USD Term SOFR + 2.11%(1)(4)	392,426
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	694,409
	Dryden 85 CLO Ltd.
1,215,000	7.62%, 10/15/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	1,193,254
1,300,000	8.77%, 10/15/2035, 3 mo. USD Term SOFR + 3.46%(1)(4)	1,239,152
1,200,000	Dryden XXVI Senior Loan Fund 7.02%, 04/15/2029, 3 mo. USD Term SOFR + 1.71%(1)(4)	1,182,893
685,000	Elmwood CLO 21 Ltd. 10.98%, 11/20/2035, 3 mo. USD Term SOFR + 5.65%(1)(4)	687,018
350,000	ExteNet LLC 3.20%, 07/25/2049(1)	336,010
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	583,154
1,305,000	3.02%, 10/19/2037(1)	1,185,139
694,000	FS Rialto Issuer LLC 7.14%, 11/16/2036, 1 mo. USD LIBOR + 1.80%(1)(4)	659,524
342,143	Home Partners of America Trust 2.30%, 12/17/2026(1)	303,398
220,822	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	172,239
	Hotwire Funding LLC
295,000	2.31%, 11/20/2051(1)	258,886
480,000	5.69%, 05/20/2053(1)	469,123
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	293,659
710,000	5.40%, 02/17/2026(1)	706,864
1,200,000	LCM XIV LP 7.17%, 07/20/2031, 3 mo. USD Term SOFR + 1.84%(1)(4)	1,167,666
250,000	LCM XX LP 7.54%, 10/20/2027, 3 mo. USD Term SOFR + 2.21%(1)(4)	247,465
750,000	LCM XXIII Ltd. 8.89%, 10/20/2029, 3 mo. USD Term SOFR + 3.56%(1)(4)	655,115
	LCM XXV Ltd.
1,473,000	7.24%, 07/20/2030, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,438,298
931,334	7.89%, 07/20/2030, 3 mo. USD Term SOFR + 2.56%(1)(4)	904,351
1,000,000	9.04%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(4)	856,707
1,750,000	Long Point Park CLO Ltd. 7.27%, 01/17/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,698,991

131

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 13.1% - (continued)
$ 1,500,000	Madison Park Funding XI Ltd. 8.86%, 07/23/2029, 3 mo. USD Term SOFR + 3.51%(1)(4)	$ 1,487,722
1,200,000	Madison Park Funding XIII Ltd. 7.08%, 04/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(4)	1,189,051
850,000	Madison Park Funding XXX Ltd. 8.07%, 04/15/2029, 3 mo. USD Term SOFR + 2.76%(1)(4)	824,199
870,000	Magnetite XXV Ltd. 11.96%, 01/25/2032, 3 mo. USD Term SOFR + 6.61%(1)(4)	851,534
	Magnetite XXVIII Ltd.
400,000	7.49%, 01/20/2035, 3 mo. USD Term SOFR + 2.16%(1)(4)	391,684
350,000	8.49%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	339,015
700,000	Neuberger Berman CLO XVI-S Ltd. 7.47%, 04/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	686,139
930,000	Neuberger Berman CLO XX Ltd. 7.47%, 07/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	914,758
1,250,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 7.14%, 04/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	1,229,939
	Neuberger Berman Loan Advisers CLO 38 Ltd.
990,000	7.59%, 10/20/2035, 3 mo. USD Term SOFR + 2.26%(1)(4)	961,480
1,250,000	8.59%, 10/20/2035, 3 mo. USD Term SOFR + 3.26%(1)(4)	1,209,243
	New Economy Assets Phase 1 Sponsor LLC
350,000	1.91%, 10/20/2061(1)	299,999
125,000	2.41%, 10/20/2061(1)	103,867
	Oaktree CLO Ltd.
1,250,000	7.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,220,906
250,000	8.80%, 10/20/2034, 3 mo. USD Term SOFR + 3.47%(1)(4)	240,584
750,000	Octagon Investment Partners 31 Ltd. 7.64%, 07/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	731,294
690,000	Octagon Investment Partners 48 Ltd. 8.69%, 10/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	639,749
	OHA Credit Funding 7 Ltd.
1,215,000	7.37%, 02/24/2037, 3 mo. USD Term SOFR + 2.05%(1)(4)	1,172,064
250,000	8.42%, 02/24/2037, 3 mo. USD Term SOFR + 3.10%(1)(4)	242,277
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	185,542
820,000	1.81%, 04/17/2038(1)	718,029
1,250,000	Race Point VIII CLO Ltd. 7.43%, 02/20/2030, 3 mo. USD LIBOR + 2.05%(1)(4)	1,208,998
240,977	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	204,387
336,797	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	329,030
1,200,000	Sound Point CLO VI-R Ltd. 7.39%, 10/20/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,188,619
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 13.1% - (continued)
$ 2,340,000	Sound Point CLO XXVI Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	$ 2,290,469
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	551,086
100,000	1.89%, 08/25/2045(1)	90,470
340,000	3.08%, 10/25/2044(1)	323,396
	STAR Trust
935,000	7.04%, 01/17/2024, 1 mo. USD Term SOFR + 1.81%(1)(4)	904,633
1,210,000	7.34%, 01/17/2024, 1 mo. USD Term SOFR + 2.11%(1)(4)	1,163,716
114,755	Start II Ltd. 4.09%, 03/15/2044(1)	101,882
1,050,000	Stratus CLO Ltd. 8.24%, 12/28/2029, 3 mo. USD LIBOR + 2.65%(1)(4)	1,018,772
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	257,708
345,000	Tricon Residential Trust 5.10%, 07/17/2040(1)	336,795
1,145,000	Vantage Data Centers Issuer LLC 6.32%, 03/16/2048(1)	1,114,380
500,000	Venture 35 CLO Ltd. 9.11%, 10/22/2031, 3 mo. USD Term SOFR + 3.76%(1)(4)	420,310
	Voya CLO Ltd.
990,000	7.47%, 10/15/2030, 3 mo. USD Term SOFR + 2.16%(1)(4)	948,175
1,200,000	7.66%, 07/14/2031, 3 mo. USD Term SOFR + 2.35%(1)(4)	1,126,096
800,000	7.77%, 10/18/2031, 3 mo. USD Term SOFR + 2.46%(1)(4)	758,448
1,000,000	Voya Ltd. 7.52%, 10/15/2030, 3 mo. USD Term SOFR + 2.21%(1)(4)	954,193
1,205,000	Whetstone Park CLO Ltd. 8.49%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	1,129,447
		83,746,733
	Whole Loan Collateral CMO - 1.8%
28,186	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	26,737
13,251	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(2)	12,353
	Connecticut Avenue Securities Trust
50,000	6.62%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(4)	49,568
570,000	6.77%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	571,425
1,235,000	8.07%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(4)	1,244,242
63,457	Federal National Mortgage Association Connecticut Avenue Securities 11.08%, 10/25/2028, 30 day USD SOFR Average + 6.01%(4)	67,555
	Flagstar Mortgage Trust
161,028	2.00%, 09/25/2041(1)(2)	134,850
75,444	4.00%, 05/25/2048(1)(2)	69,104
1,140,572	GCAT Trust 4.35%, 04/25/2067(1)(2)	1,043,200
	GS Mortgage-Backed Securities Corp. Trust
303,860	2.75%, 06/25/2051(1)(2)	227,595
844,683	2.78%, 05/25/2051(1)(2)	605,070
1,133,964	3.27%, 03/27/2051(1)(2)	901,881
489,409	JP Morgan Chase & Co. 7.91%, 10/25/2057, 1 mo. USD Term SOFR + 2.61%(1)(4)	485,287

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 1.8% - (continued)
	JP Morgan Mortgage Trust
$ 762,162	2.83%, 12/25/2051(1)(2)	$ 481,488
3,471,210	4.02%, 11/25/2050(1)(2)	2,872,506
88,713	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	81,128
45,818	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	44,316
197,925	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	185,363
940,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	923,314
	Towd Point Mortgage Trust
4,769	2.75%, 04/25/2057(1)(2)	4,722
98,664	2.75%, 06/25/2057(1)(2)	92,902
31,617	3.00%, 01/25/2058(1)(2)	30,297
1,186,955	Verus Securitization Trust 6.19%, 03/25/2068(1)(5)	1,182,351
		11,337,254
	Total Asset & Commercial Mortgage-Backed Securities (cost $140,867,533)	$ 132,681,095
CONVERTIBLE BONDS - 4.1%
	Commercial Services - 0.3%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 1,718,750
	Electric - 1.0%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	3,104,500
3,237,000	Duke Energy Corp. 4.13%, 04/15/2026(1)	3,186,826
		6,291,326
	Engineering & Construction - 0.3%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	1,701,157
	Healthcare - Products - 0.7%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	2,282,219
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,251,650
		4,533,869
	Internet - 1.2%
2,200,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,978,900
2,100,000	Etsy, Inc. 0.25%, 06/15/2028	1,696,800
2,500,000	Sea Ltd. 0.25%, 09/15/2026	2,012,500
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	2,112,850
		7,801,050
	Software - 0.6%
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	2,150,400
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(7)	1,993,440
		4,143,840
	Total Convertible Bonds (cost $27,518,187)	$ 26,189,992
CORPORATE BONDS - 19.1%
	Aerospace/Defense - 0.4%
685,000	Boeing Co. 5.15%, 05/01/2030	$ 678,676
	HEICO Corp.
80,000	5.25%, 08/01/2028	79,736
750,000	5.35%, 08/01/2033	745,239
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	126,716
765,000	RTX Corp. 5.15%, 02/27/2033	764,901
		2,395,268
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Agriculture - 0.3%
$ 265,000	BAT Capital Corp. 6.34%, 08/02/2030	$ 265,000
	Philip Morris International, Inc.
205,000	5.13%, 11/17/2027	205,357
770,000	5.13%, 02/15/2030	764,552
140,000	5.63%, 11/17/2029	143,113
290,000	5.75%, 11/17/2032	296,246
		1,674,268
	Airlines - 0.0%
40,956	United Airlines Pass-Through Trust 4.60%, 09/01/2027	38,524
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	607,565
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
452,000	4.38%, 04/15/2038	418,624
575,000	5.55%, 01/23/2049	595,867
	Bacardi Ltd./Bacardi-Martini BV
120,000	5.25%, 01/15/2029(1)	118,920
465,000	5.90%, 06/15/2043(1)	467,875
		1,601,286
	Biotechnology - 0.0%
180,000	Amgen, Inc. 5.25%, 03/02/2030	181,032
	Chemicals - 0.4%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	95,766
860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	865,746
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	565,531
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(8)	652,687
105,000	Nutrien Ltd. 4.90%, 03/27/2028	103,177
		2,282,907
	Commercial Banks - 3.3%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(9)	385,305
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(9)	139,752
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(9)	885,211
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(9)	418,853
	Bank of New York Mellon Corp.
200,000	3.00%, 02/24/2025	192,749
601,000	4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(9)	584,916
565,000	Barclays PLC 6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 2 mo. USD SOFR + 2.98% thereafter)(9)	569,852
390,000	BNP Paribas SA 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD Term SOFR + 1.37% thereafter)(1)(9)	373,345
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,299,189
280,000	Credit Agricole SA 5.51%, 07/05/2033(1)	281,921

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Commercial Banks - 3.3% - (continued)
$ 627,000	Credit Suisse AG 7.50%, 02/15/2028	$ 664,106
	Danske Bank AS
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(9)	728,016
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(9)	752,618
	Deutsche Bank AG
150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(9)	135,895
365,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(9)	371,321
105,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(9)	106,845
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(9)	443,764
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD Term SOFR + 1.46% thereafter)(9)	514,017
712,000	5.70%, 11/01/2024	711,071
	HSBC Holdings PLC
241,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(9)	202,684
720,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(9)	760,072
	JP Morgan Chase & Co.
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(9)	116,050
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(9)	79,481
299,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(9)	291,954
387,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(9)	389,360
1,000,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(9)	997,191
200,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(9)	199,745
377,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	359,913
	Morgan Stanley
1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(9)	1,256,725
529,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(9)	524,647
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Commercial Banks - 3.3% - (continued)
	Standard Chartered PLC
$ 330,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 1 yr. USD CMT + 0.78% thereafter)(1)(9)	$ 321,354
720,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 1 yr. USD CMT + 3.10% thereafter)(1)(9)	737,003
	UBS Group AG
450,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(9)	394,401
1,050,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(9)	866,806
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(1)(9)	749,208
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,781,039
375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(9)	328,935
1,420,000	5.38%, 11/02/2043	1,346,182
		21,261,496
	Commercial Services - 0.5%
	Ashtead Capital, Inc.
557,000	2.45%, 08/12/2031(1)	439,401
260,000	4.25%, 11/01/2029(1)	237,309
400,000	5.50%, 08/11/2032(1)	386,597
200,000	5.55%, 05/30/2033(1)	194,360
200,000	5.95%, 10/15/2033(1)	199,319
	ERAC USA Finance LLC
810,000	4.90%, 05/01/2033(1)	797,913
178,000	5.40%, 05/01/2053(1)	178,055
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	74,095
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)(8)	471,814
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	133,489
		3,112,352
	Construction Materials - 0.3%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	651,784
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	345,320
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	844,012
175,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	176,267
		2,017,383
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)(8)	629,491
250,000	LKQ Corp. 5.75%, 06/15/2028(1)	248,488
		877,979
	Diversified Financial Services - 1.3%
987,000	American Express Co. 5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 3 mo. USD SOFR + 1.84% thereafter)(9)	964,991
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	380,827
1,250,000	3.50%, 11/01/2027(1)	1,122,266
660,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	514,375

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Diversified Financial Services - 1.3% - (continued)
$ 775,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	$ 517,614
	Capital One Financial Corp.
285,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(9)	277,178
255,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(9)	255,910
884,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 3 mo. USD SOFR + 2.86% thereafter)(9)	891,812
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	193,069
775,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	785,618
	Intercontinental Exchange, Inc.
545,000	4.00%, 09/15/2027	528,005
821,000	4.35%, 06/15/2029	795,849
220,000	5.20%, 06/15/2062	214,785
	Nasdaq, Inc.
165,000	5.55%, 02/15/2034	166,631
45,000	5.95%, 08/15/2053	45,839
40,000	6.10%, 06/28/2063	40,322
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	631,550
		8,326,641
	Electric - 2.0%
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	233,051
229,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(9)	201,252
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	94,653
156,000	6.63%, 02/01/2032	171,545
244,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(9)(10)	209,450
14,000	Duke Energy Carolinas LLC 5.35%, 01/15/2053	14,023
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	97,256
120,000	3.40%, 06/15/2029	108,798
255,000	Duke Energy Progress LLC 5.25%, 03/15/2033	258,224
	Edison International
301,000	5.25%, 11/15/2028	296,369
80,000	6.95%, 11/15/2029	84,992
180,000	Eversource Energy 5.45%, 03/01/2028	182,475
575,000	Exelon Corp. 5.10%, 06/15/2045	537,542
	Florida Power & Light Co.
60,000	5.05%, 04/01/2028	60,471
335,000	5.10%, 04/01/2033	338,784
1,910,000	Georgia Power Co. 4.70%, 05/15/2032	1,843,400
425,000	Indianapolis Power & Light Co. 6.60%, 06/01/2037(1)	443,185
775,000	ITC Holdings Corp. 5.40%, 06/01/2033(1)	768,818
20,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	19,867
165,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	166,183
	Pacific Gas & Electric Co.
275,000	3.30%, 12/01/2027	244,620
736,250	4.50%, 07/01/2040	578,602
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Electric - 2.0% - (continued)
$ 398,875	4.55%, 07/01/2030	$ 362,229
505,000	5.90%, 06/15/2032	489,240
110,000	6.70%, 04/01/2053	109,742
	Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	59,942
750,000	4.15%, 04/15/2025(1)	723,293
15,000	5.15%, 03/30/2026(1)	14,801
	San Diego Gas & Electric Co.
270,000	3.70%, 03/15/2052	203,931
40,000	3.75%, 06/01/2047	30,943
10,000	4.15%, 05/15/2048	8,292
	SCE Recovery Funding LLC
122,712	0.86%, 11/15/2033	102,567
65,000	1.94%, 05/15/2040	46,316
35,000	2.51%, 11/15/2043	23,163
	Sempra
1,075,000	3.25%, 06/15/2027	995,586
295,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(9)	241,240
	Southern California Edison Co.
317,000	5.88%, 12/01/2053	325,199
975,000	5.95%, 11/01/2032	1,020,836
390,129	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	370,290
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	467,323
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	68,996
		12,617,489
	Electrical Components & Equipment - 0.2%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	973,661
	Electronics - 0.1%
135,000	Honeywell International, Inc. 4.25%, 01/15/2029	131,948
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	351,726
441,000	Vontier Corp. 1.80%, 04/01/2026	394,559
		878,233
	Energy-Alternate Sources - 0.1%
575,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	507,394
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	280,592
	Entertainment - 0.1%
769,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	704,182
	Environmental Control - 0.2%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	387,121
70,000	6.38%, 02/01/2031(1)	70,325
775,000	Waste Management, Inc. 4.88%, 02/15/2034	765,410
		1,222,856
	Food - 0.1%
510,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	483,227
	Gas - 0.2%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	113,949

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Gas - 0.2% - (continued)
$ 521,000	CenterPoint Energy Resources Corp. 5.25%, 03/01/2028	$ 522,572
765,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	766,259
		1,402,780
	Hand/Machine Tools - 0.1%
370,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	367,527
	Healthcare - Products - 0.2%
	Alcon Finance Corp.
805,000	3.00%, 09/23/2029(1)	708,479
400,000	5.38%, 12/06/2032(1)	403,967
		1,112,446
	Healthcare - Services - 0.6%
	Bon Secours Mercy Health, Inc.
565,000	3.56%, 08/01/2027	531,154
95,000	4.30%, 07/01/2028	90,423
	Centene Corp.
450,000	2.45%, 07/15/2028	387,248
245,000	4.25%, 12/15/2027	230,885
305,000	CommonSpirit Health 4.20%, 08/01/2023	305,000
214,000	Dignity Health 3.81%, 11/01/2024	208,650
1,000,000	HCA, Inc. 5.50%, 06/15/2047	932,296
775,000	IQVIA, Inc. 5.70%, 05/15/2028(1)	770,258
140,000	Sutter Health 2.29%, 08/15/2030	115,830
145,000	Toledo Hospital 5.75%, 11/15/2038	143,522
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,815
170,000	4.20%, 05/15/2032	161,851
25,000	4.75%, 05/15/2052	23,506
		3,905,438
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	429,241
	Household Products - 0.0%
315,000	Estee Lauder Cos., Inc. 5.15%, 05/15/2053	316,180
	Insurance - 0.8%
125,000	Allstate Corp. 5.25%, 03/30/2033	123,909
144,000	American International Group, Inc. 3.40%, 06/30/2030	127,994
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	322,377
800,000	2.50%, 03/24/2028(1)	682,629
517,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	419,752
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)(8)	297,921
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	958,503
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	114,331
385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	380,808
178,000	Liberty Mutual Group, Inc. 5.50%, 06/15/2052(1)	167,339
630,000	MetLife, Inc. 5.38%, 07/15/2033	636,126
675,000	Unum Group 5.75%, 08/15/2042	616,554
		4,848,243
	Internet - 0.3%
	Meta Platforms, Inc.
780,000	4.80%, 05/15/2030	782,079
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Internet - 0.3% - (continued)
$ 509,000	5.60%, 05/15/2053	$ 522,668
840,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	776,513
		2,081,260
	Investment Company Security - 0.0%
250,000	JAB Holdings BV 3.75%, 05/28/2051(1)	167,359
	IT Services - 0.1%
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	431,300
	Leisure Time - 0.1%
	Royal Caribbean Cruises Ltd.
460,000	8.25%, 01/15/2029(1)	480,417
78,000	11.50%, 06/01/2025(1)	82,648
		563,065
	Lodging - 0.1%
800,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	711,834
	Media - 0.7%
950,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	885,259
	Comcast Corp.
618,000	3.25%, 11/01/2039	486,927
780,000	4.80%, 05/15/2033	771,326
	Discovery Communications LLC
328,000	4.00%, 09/15/2055	216,954
1,000,000	5.20%, 09/20/2047	821,085
1,000,000	Paramount Global 5.85%, 09/01/2043	836,655
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	76,583
60,000	7.30%, 07/01/2038	61,123
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	217,500
		4,373,412
	Miscellaneous Manufacturing - 0.1%
350,000	Textron, Inc. 3.88%, 03/01/2025	339,790
	Oil & Gas - 0.9%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,566,168
945,000	BP Capital Markets America, Inc. 4.81%, 02/13/2033	928,648
196,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 yr. USD CMT + 4.40% thereafter)(9)(10)	180,653
	Equinor ASA
35,000	2.88%, 04/06/2025	33,723
560,000	3.00%, 04/06/2027	523,840
	Occidental Petroleum Corp.
825,000	3.40%, 04/15/2026	771,217
495,000	6.20%, 03/15/2040	499,519
	QatarEnergy
245,000	2.25%, 07/12/2031(1)	204,012
210,000	3.13%, 07/12/2041(1)	159,214
	Var Energi ASA
445,000	7.50%, 01/15/2028(1)	459,681
625,000	8.00%, 11/15/2032(1)	673,369
		6,000,044

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Packaging & Containers - 0.1%
$ 275,000	Berry Global, Inc. 5.50%, 04/15/2028(1)	$ 271,454
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	296,175
		567,629
	Pharmaceuticals - 0.3%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	546,148
465,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 04/30/2028(1)	416,707
530,000	Pfizer Investment Enterprises Pte. Ltd. 5.11%, 05/19/2043	525,238
360,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	335,597
		1,823,690
	Pipelines - 1.5%
395,000	Cheniere Energy Partners LP 5.95%, 06/30/2033(1)	400,321
473,000	EIG Pearl Holdings Sarl 3.55%, 08/31/2036(1)	399,747
	Energy Transfer LP
1,200,000	4.40%, 03/15/2027(8)	1,156,698
1,125,000	4.75%, 01/15/2026	1,103,887
155,000	4.95%, 06/15/2028	151,120
385,000	5.00%, 05/15/2050	324,840
1,100,000	5.25%, 04/15/2029	1,089,308
214,000	7.60%, 02/01/2024	214,767
648,000	Enterprise Products Operating LLC 5.35%, 01/31/2033	660,387
443,550	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	377,085
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	237,639
40,000	3.45%, 10/15/2027(1)	35,714
	Greensaif Pipelines Bidco Sarl
315,000	6.13%, 02/23/2038(1)	323,759
235,000	6.51%, 02/23/2042(1)	242,933
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,112,673
585,000	Sempra Global 3.25%, 01/15/2032(1)	473,506
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	203,486
360,000	6.25%, 01/15/2030(1)	352,027
75,000	Western Midstream Operating LP 6.15%, 04/01/2033	76,060
760,000	Williams Cos., Inc. 5.65%, 03/15/2033	771,595
		9,707,552
	Real Estate Investment Trusts - 1.2%
765,000	American Tower Corp. 5.65%, 03/15/2033	771,228
1,705,000	American Tower Trust I 5.49%, 03/15/2028(1)	1,705,717
	Brixmor Operating Partnership LP
285,000	4.05%, 07/01/2030	258,998
440,000	4.13%, 05/15/2029	396,249
	Extra Space Storage LP
110,000	5.50%, 07/01/2030	109,789
463,000	5.70%, 04/01/2028	465,319
750,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	655,007
	Public Storage
120,000	5.10%, 08/01/2033	120,007
85,000	5.13%, 01/15/2029	85,329
35,000	5.35%, 08/01/2053	34,902
1,445,000	Realty Income Corp. 4.90%, 07/15/2033	1,389,038
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	86,813
100,000	1.88%, 07/15/2050(1)	90,036
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.1% - (continued)
	Real Estate Investment Trusts - 1.2% - (continued)
$ 215,000	2.84%, 01/15/2050(1)	$ 204,789
1,280,000	VICI Properties LP 4.95%, 02/15/2030	1,210,921
135,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	119,710
		7,703,852
	Retail - 0.2%
775,000	Dollar General Corp. 4.63%, 11/01/2027	757,817
800,000	Dollar Tree, Inc. 4.20%, 05/15/2028	765,979
		1,523,796
	Semiconductors - 0.3%
695,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	569,557
770,000	Intel Corp. 4.88%, 02/10/2028	766,999
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	656,740
		1,993,296
	Software - 0.5%
430,000	Activision Blizzard, Inc. 4.50%, 06/15/2047	401,491
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	155,550
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	535,104
	Oracle Corp.
585,000	2.88%, 03/25/2031	497,341
240,000	2.95%, 04/01/2030	208,855
990,000	3.65%, 03/25/2041	757,985
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	550,662
		3,106,988
	Telecommunications - 0.7%
	AT&T, Inc.
11,000	3.65%, 06/01/2051	7,760
24,000	3.85%, 06/01/2060	16,723
30,000	4.30%, 12/15/2042	24,670
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	675,366
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	867,791
425,000	NBN Co. Ltd. 1.63%, 01/08/2027(1)	376,087
365,319	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	361,240
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	245,670
741,000	3.38%, 04/15/2029	667,663
775,000	4.50%, 04/15/2050	660,237
250,000	5.75%, 01/15/2054	254,903
40,000	Verizon Communications, Inc. 4.75%, 11/01/2041	36,529
		4,194,639
	Trucking & Leasing - 0.3%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	552,935
	Penske Truck Leasing Co. LP/PTL Finance Corp.
745,000	3.95%, 03/10/2025(1)	718,814
230,000	5.55%, 05/01/2028(1)	226,299
230,000	5.70%, 02/01/2028(1)	227,566
		1,725,614
	Total Corporate Bonds (cost $129,979,998)	$ 121,441,310

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Indonesia - 0.8%
IDR 75,000,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	$ 5,157,145
	Saudi Arabia - 0.0%
$ 200,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	183,817
	Total Foreign Government Obligations (cost $5,669,541)	$ 5,340,962
MUNICIPAL BONDS - 1.0%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
15,000	4.09%, 11/01/2051	$ 12,907
90,000	4.51%, 11/01/2051(8)	81,891
80,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(8)	54,315
		149,113
	General - 0.1%
20,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	22,565
140,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	140,000
120,000	Kansas Dev Finance Auth, KS, Rev, (AGM Insured) 5.37%, 05/01/2026	119,131
575,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	605,417
		887,113
	General Obligation - 0.4%
1,335,000	State of Illinois, IL, GO 5.10%, 06/01/2033	1,305,935
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,048,308
		2,354,243
	Power - 0.0%
34,000	Utility Debt Securitization Auth, NY, Rev 3.44%, 12/15/2025	33,762
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured)
10,000	2.75%, 06/01/2034	8,101
35,000	3.00%, 06/01/2046	32,126
20,000	3.29%, 06/01/2042	14,967
		55,194
	Transportation - 0.3%
150,000	Illinois State Toll Highway Auth, IL, Rev 6.18%, 01/01/2034	161,023
	Metropolitan Transportation Auth, NY, Rev
60,000	5.18%, 11/15/2049	54,961
15,000	6.20%, 11/15/2026	15,142
195,000	6.81%, 11/15/2040	212,237
1,350,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (AGM Insured) 3.22%, 01/15/2035	1,124,181
		1,567,544
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	Utilities - 0.1%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
$ 240,000	5.10%, 04/01/2035	$ 240,649
180,000	5.17%, 04/01/2041	182,267
		422,916
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	401,050
253,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	282,119
		683,169
	Total Municipal Bonds (cost $6,952,785)	$ 6,153,054
SENIOR FLOATING RATE INTERESTS - 8.0%(11)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
185,185	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(12)	$ 185,263
509,850	8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	508,958
564,815	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	565,052
		1,259,273
	Aerospace/Defense - 0.2%
272,938	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	273,074
740,964	TransDigm, Inc. 8.49%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	741,194
		1,014,268
	Airlines - 0.1%
183,150	Air Canada 8.84%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	182,921
270,750	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	280,112
184,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	191,686
250,750	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	260,494
		915,213
	Apparel - 0.1%
253,412	Birkenstock GmbH & Co. KG 8.59%, 04/28/2028, 3 mo. USD LIBOR + 3.25%	252,968
321,550	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	321,852
329,175	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	328,764
		903,584
	Auto Parts & Equipment - 0.1%
565,000	Clarios Global LP 9.07%, 05/06/2030, 1 mo. USD Term SOFR + 3.75%	564,435
220,919	First Brands Group LLC 10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	218,111
		782,546

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Chemicals - 0.1%
$ 428,882	Messer Industries GmbH 8.00%, 03/02/2026, 3 mo. USD LIBOR + 2.50%	$ 428,342
225,000	Starfruit Finco BV 9.35%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	222,750
		651,092
	Commercial Services - 0.6%
625,600	AlixPartners LLP 8.18%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	624,430
	Amentum Government Services Holdings LLC
103,950	9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	100,312
150,350	9.43%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	146,215
363,525	APX Group, Inc. 8.62%, 07/10/2028, PRIME + 3.25%	362,958
	Belron Finance U.S. LLC
239,348	7.63%, 11/13/2025, 3 mo. USD LIBOR + 2.25%	239,150
150,000	8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	149,907
210,100	Corporation Service Co. 8.67%, 11/02/2029, 1 mo. USD Term SOFR + 3.25%	210,232
	Verisure Holding AB
EUR 430,000	6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	463,585
575,000	6.95%, 07/20/2026, 3 mo. EURIBOR + 3.25%	625,341
$ 615,825	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	615,332
		3,537,462
	Construction Materials - 0.2%
225,413	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	225,386
174,150	Ingersoll-Rand Services Co. 7.06%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	173,998
628,344	Quikrete Holdings, Inc. 8.06%, 02/01/2027, 1 mo. USD LIBOR + 2.63%	627,232
256,353	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	256,642
274,312	Tamko Building Products LLC 8.16%, 06/01/2026, 6 mo. USD LIBOR + 3.00%	272,598
		1,555,856
	Distribution/Wholesale - 0.3%
721,875	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	720,431
674,527	Core & Main LP 7.84%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	671,579
425,000	Windsor Holdings III LLC 0.00%, 08/01/2030, 3 mo. USD Term SOFR + 4.50%(13)	423,406
		1,815,416
	Diversified Financial Services - 0.4%
655,815	Aretec Group, Inc. 9.67%, 10/01/2025, 1 mo. USD Term SOFR + 4.25%	655,270
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 485,899	Blackhawk Network Holdings, Inc. 8.26%, 06/15/2025, 3 mo. USD Term SOFR + 3.00%	$ 482,105
628,022	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	623,669
602,817	NFP Corp. 8.68%, 02/15/2027, 1 mo. USD Term SOFR + 3.25%	590,677
350,000	Setanta Aircraft Leasing Designated Activity Co. 7.54%, 11/05/2028, 3 mo. USD LIBOR + 2.00%	349,619
		2,701,340
	Electronics - 0.1%
339,161	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	338,398
200,750	Ingram Micro, Inc. 9.04%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	199,947
		538,345
	Engineering & Construction - 0.1%
735,953	Brown Group Holding LLC 7.82%, 06/07/2028, 1 mo. USD Term SOFR + 2.50%	729,204
103,425	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 2.00%	102,757
		831,961
	Entertainment - 0.4%
319,200	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	318,983
498,750	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	496,466
495,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	495,000
108,900	Great Canadian Gaming Corp. 9.52%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	108,787
479,971	SeaWorld Parks & Entertainment, Inc. 8.43%, 08/25/2028, 1 mo. USD LIBOR + 3.00%	479,371
500,044	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	499,138
		2,397,745
	Environmental Control - 0.1%
163,081	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	162,651
438,900	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	439,997
		602,648
	Food - 0.1%
697,362	Hostess Brands LLC 7.74%, 06/28/2030, 1 mo. USD Term SOFR + 2.50%	695,618
232,804	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	232,737
		928,355
	Food Service - 0.0%
177,175	Aramark Services, Inc. 7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	176,179

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Healthcare - Products - 0.2%
$ 308,952	Avantor Funding, Inc. 7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	$ 308,683
562,875	Medline Borrower LP 8.68%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	556,734
586,846	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	585,849
		1,451,266
	Healthcare - Services - 0.1%
88,284	ICON Luxembourg Sarl 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	88,314
610,384	Surgery Center Holdings, Inc. 9.12%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	610,110
		698,424
	Insurance - 0.7%
672,093	Acrisure LLC 8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	654,034
119,400	AmWINS Group, Inc. 8.18%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	119,144
	AssuredPartners, Inc.
108,625	8.82%, 02/12/2027, 1 mo. USD Term SOFR + 3.50%	107,946
99,250	9.57%, 02/12/2027, 1 mo. USD Term SOFR + 4.25%	99,126
	Asurion LLC
298,602	8.79%, 12/23/2026, 3 mo. USD LIBOR + 3.25%	290,430
466,364	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	446,282
145,000	10.68%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	128,480
813,720	HUB International Ltd. 9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	816,771
911,631	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	907,483
726,742	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	726,110
		4,295,806
	Internet - 0.2%
678,814	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	653,569
443,299	NortonLifeLock, Inc. 7.42%, 09/12/2029, 1 mo. USD Term SOFR + 2.00%	441,557
		1,095,126
	Leisure Time - 0.2%
	Carnival Corp.
271,600	8.43%, 06/30/2025, 1 mo. USD Term SOFR + 3.00%	271,193
290,575	8.68%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	289,305
367,500	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	359,845
264,600	MajorDrive Holdings IV LLC 9.50%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	259,374
		1,179,717
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Media - 0.6%
$ 372,400	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	$ 370,538
	CSC Holdings LLC
352,225	7.84%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	306,309
479,732	9.72%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	440,274
341,213	DirecTV Financing LLC 10.43%, 08/02/2027, 1 mo. USD Term SOFR + 5.00%	338,708
486,111	EW Scripps Co. 8.00%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	480,462
750,000	Telenet Financing USD LLC 7.34%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	726,563
410,000	Virgin Media Bristol LLC 8.59%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	404,158
500,000	Ziggo Financing Partnership 7.84%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	485,835
		3,552,847
	Miscellaneous Manufacturing - 0.1%
498,750	Momentive Performance Materials, Inc. 9.82%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	492,930
	Packaging & Containers - 0.2%
550,200	Berlin Packaging LLC 8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	545,732
410,850	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	406,779
		952,511
	Pharmaceuticals - 0.3%
415,281	Elanco Animal Health, Inc. 6.96%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	408,653
414,803	Gainwell Acquisition Corp. 9.34%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	407,440
303,025	Horizon Therapeutics USA, Inc. 7.16%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	302,476
309,129	Jazz Financing Lux Sarl 8.93%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	308,743
343,237	Organon & Co. 8.26%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	341,779
21,996	PRA Health Sciences, Inc. 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	22,003
		1,791,094
	Pipelines - 0.4%
797,663	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	793,276
478,643	NorthRiver Midstream Finance LP 8.78%, 10/01/2025, 3 mo. USD Term SOFR + 3.25%	477,619
263,380	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	263,216

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Pipelines - 0.4% - (continued)
$ 400,167	Traverse Midstream Partners LLC 9.22%, 02/16/2028, 3 mo. USD Term SOFR + 3.75%	$ 397,418
801,746	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	799,044
		2,730,573
	Retail - 0.7%
440,166	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	436,935
422,085	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	421,515
502,193	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	500,229
696,849	Harbor Freight Tools USA, Inc. 8.18%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	689,950
533,100	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	529,902
598,278	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	579,145
372,400	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	342,701
255,746	Petco Health & Wellness Co., Inc. 8.75%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	254,712
465,500	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	458,518
		4,213,607
	Semiconductors - 0.1%
350,904	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	351,245
496,250	MKS Instruments, Inc. 8.16%, 08/17/2029, 1 mo. USD Term SOFR + 2.75%	494,855
		846,100
	Software - 0.9%
636,125	DCert Buyer, Inc. 9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	633,046
876,923	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	875,827
308,706	E2open LLC 8.93%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	307,934
447,590	Hyland Software, Inc. 8.93%, 07/01/2024, 1 mo. USD LIBOR + 3.50%	445,679
529,216	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	511,069
398,883	Navicure, Inc. 9.43%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	398,636
512,425	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	512,937
335,864	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	332,717
422,475	Polaris Newco LLC 9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	398,250
360,000	Quartz Acquireco LLC 8.82%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	359,100
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(11) - (continued)
	Software - 0.9% - (continued)
$ 196,558	SS&C European Holdings Sarl 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	$ 196,378
206,235	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	206,045
748,069	Zelis Healthcare Corp. 8.93%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	746,902
		5,924,520
	Telecommunications - 0.1%
EUR 548,617	Lorca Holdco Ltd. 8.02%, 09/17/2027, 6 mo. EURIBOR + 4.20%	597,553
$ 163,986	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	162,397
		759,950
	Transportation - 0.1%
385,667	First Student Bidco, Inc. 8.50%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	374,888
	Total Senior Floating Rate Interests (cost $51,188,298)	$ 50,970,642
U.S. GOVERNMENT AGENCIES - 1.2%
	Mortgage-Backed Agencies - 1.2%
	Federal Home Loan Mortgage Corp. - 1.0%
2,960,992	1.33%, 06/25/2030(2)(3)	$ 210,311
5,557,751	1.42%, 07/25/2030(2)(3)	416,488
1,125,000	2.86%, 10/25/2034	936,382
6,826	4.00%, 03/01/2041	6,536
260,000	4.43%, 02/25/2033	255,545
319,317	5.00%, 01/01/2053	311,920
443,074	5.00%, 02/01/2053	432,805
299,195	5.00%, 04/01/2053	292,259
638,610	7.27%, 05/25/2042, 30 day USD SOFR Average + 2.20%(1)(4)	647,091
1,345,000	7.68%, 02/25/2050, 30 day USD SOFR Average + 2.61%(1)(4)	1,344,991
87,922	7.87%, 10/25/2050, 30 day USD SOFR Average + 2.80%(1)(4)	89,186
1,265,000	9.87%, 10/25/2050, 30 day USD SOFR Average + 4.80%(1)(4)	1,366,979
		6,310,493
	Federal National Mortgage Association - 0.1%
3,771	4.50%, 04/01/2041	3,698
711,037	5.00%, 05/01/2053	694,556
22,309	5.56%, 10/25/2024, 1 mo. USD LIBOR + 0.40%(4)	22,095
		720,349
	Government National Mortgage Association - 0.1%
10	6.00%, 11/20/2023	10
9	6.00%, 12/20/2023	9
32	6.00%, 02/20/2026	32
249	6.00%, 02/20/2027	251
82	6.00%, 01/20/2028	82
1,677	6.00%, 02/20/2028	1,687
2,762	6.00%, 04/20/2028	2,838
840	6.00%, 06/15/2028	846
5,681	6.00%, 07/20/2028	5,791
6,054	6.00%, 08/20/2028	6,223
1,662	6.00%, 10/15/2028	1,673
5,322	6.00%, 11/15/2028	5,369
6,005	6.00%, 03/20/2029	6,187
7,915	6.00%, 09/20/2029	8,015

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	Mortgage-Backed Agencies - 1.2% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 14,270	6.00%, 04/20/2030	$ 14,343
1,440	6.00%, 06/20/2030	1,447
1,419	6.00%, 08/15/2034	1,446
11,507	6.50%, 03/15/2028	11,708
1,799	6.50%, 05/15/2028	1,830
2,233	6.50%, 07/15/2028	2,271
4,320	6.50%, 10/15/2028	4,396
168	6.50%, 12/15/2028	171
4,790	6.50%, 01/15/2029	4,873
4,014	6.50%, 02/15/2029	4,084
17,704	6.50%, 03/15/2029	18,011
1,517	6.50%, 04/15/2029	1,543
4,369	6.50%, 05/15/2029	4,445
2,746	6.50%, 06/15/2029	2,794
4,493	6.50%, 02/15/2035	4,573
4,360	7.00%, 11/15/2031	4,422
3,265	7.00%, 03/15/2032	3,310
65,112	7.00%, 11/15/2032	67,822
1,419	7.00%, 01/15/2033	1,462
5,352	7.00%, 05/15/2033	5,491
7,392	7.00%, 07/15/2033	7,567
14,077	7.00%, 11/15/2033	14,461
1,108	8.00%, 04/15/2030	1,110
4,963	8.00%, 05/15/2030	4,955
150	8.00%, 07/15/2030	150
3,146	8.00%, 08/15/2030	3,146
5,328	8.00%, 11/15/2030	5,328
53,956	8.00%, 02/15/2031	54,474
		290,646
	Total U.S. Government Agencies (cost $7,650,833)	$ 7,321,488
U.S. GOVERNMENT SECURITIES - 12.0%
	U.S. Treasury Securities - 12.0%
	U.S. Treasury Bonds - 3.7%
4,637,700	2.88%, 05/15/2052	$ 3,726,102
3,290,900	3.00%, 08/15/2048(14)	2,694,167
1,575,000	3.25%, 05/15/2042	1,375,418
2,676,300	3.38%, 08/15/2042	2,376,889
1,774,600	3.63%, 02/15/2053	1,651,764
1,183,900	3.63%, 05/15/2053	1,103,617
3,563,300	3.88%, 02/15/2043	3,399,611
1,560,000	3.88%, 05/15/2043	1,488,825
3,139,600	4.00%, 11/15/2042	3,053,261
2,434,900	4.00%, 11/15/2052	2,428,052
		23,297,706
	U.S. Treasury Notes - 8.3%
740,000	0.25%, 03/15/2024	717,048
1,210,000	0.25%, 08/31/2025	1,100,722
560,000	0.25%, 09/30/2025	508,353
185,000	0.38%, 08/15/2024	175,757
980,000	0.88%, 09/30/2026	877,942
400,000	1.00%, 12/15/2024	377,719
2,140,000	1.25%, 11/30/2026	1,930,765
1,520,000	1.25%, 12/31/2026	1,369,247
350,000	1.25%, 03/31/2028	306,141
420,000	1.25%, 05/31/2028	365,859
115,000	1.25%, 09/30/2028	99,403
255,000	1.38%, 10/31/2028	221,461
843,000	1.50%, 01/31/2027	764,166
140,000	1.50%, 11/30/2028	122,188
1,285,000	1.88%, 02/28/2027	1,178,737
860,000	2.50%, 03/31/2027	806,015
130,000	2.63%, 04/15/2025	124,846
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 12.0% - (continued)
	U.S. Treasury Securities - 12.0% - (continued)
	U.S. Treasury Notes - 8.3% - (continued)
$ 1,350,000	2.63%, 05/31/2027	$ 1,267,945
225,000	2.63%, 07/31/2029	206,921
1,405,000	2.75%, 05/15/2025	1,350,886
390,000	2.75%, 04/30/2027	368,321
75,000	2.75%, 05/31/2029	69,554
985,000	3.13%, 08/15/2025	951,602
2,348,900	3.13%, 08/31/2027	2,244,668
3,450,000	3.25%, 08/31/2024	3,373,049
1,040,000	3.25%, 06/30/2027	999,578
270,000	3.25%, 06/30/2029	257,196
378,200	3.38%, 05/15/2033	360,472
1,010,000	3.50%, 09/15/2025	982,620
778,700	3.50%, 01/31/2028	754,852
1,500,000	3.50%, 04/30/2028	1,453,945
89,000	3.50%, 04/30/2030	85,871
370,000	3.63%, 05/15/2026	360,866
1,420,200	3.63%, 03/31/2028	1,384,251
3,202,000	3.63%, 05/31/2028	3,123,451
161,000	3.75%, 05/31/2030	157,705
869,000	3.75%, 06/30/2030	851,484
888,000	3.88%, 03/31/2025	870,899
1,100,000	3.88%, 04/30/2025	1,078,816
1,468,000	3.88%, 11/30/2027	1,444,546
1,449,400	3.88%, 12/31/2027	1,426,413
79,000	3.88%, 11/30/2029	77,855
18,600	3.88%, 12/31/2029	18,330
275,000	4.00%, 12/15/2025	270,467
654,000	4.00%, 02/15/2026	643,577
2,424,000	4.00%, 02/29/2028	2,400,802
1,815,000	4.00%, 06/30/2028	1,799,261
104,000	4.00%, 10/31/2029	103,175
129,000	4.13%, 06/15/2026	127,599
1,138,600	4.13%, 09/30/2027	1,130,461
1,040,000	4.13%, 10/31/2027	1,032,769
1,600,000	4.13%, 07/31/2028	1,597,874
1,500,000	4.25%, 12/31/2024	1,480,020
3,850,000	4.25%, 05/31/2025	3,800,822
1,200,000	4.50%, 11/30/2024	1,187,953
800,000	4.63%, 06/30/2025	795,437
		52,938,682
	Total U.S. Government Securities (cost $79,595,309)	$ 76,236,388
COMMON STOCKS - 27.7%
	Automobiles & Components - 0.4%
3,850	Bayerische Motoren Werke AG	$ 469,507
6,926	Ford Motor Co.	91,493
9,450	Mercedes-Benz Group AG	754,705
44,300	Stellantis NV	908,942
		2,224,647
	Banks - 2.3%
846,000	Agricultural Bank of China Ltd. Class H	307,728
81,982	Axis Bank Ltd.	951,770
13,300	Banco do Brasil SA	135,538
390,350	Bank of China Ltd. Class H	144,780
12,425	Bank of Nova Scotia	625,723
54,211	BAWAG Group AG*(1)	2,641,020
223,900	Chiba Bank Ltd.	1,574,319
586,550	China CITIC Bank Corp. Ltd. Class H	283,652
25,800	Credit Agricole SA	320,317
42,186	KBC Group NV	3,175,120
10,050	Mediobanca Banca di Credito Finanziario SpA	133,932
456,100	Mitsubishi UFJ Financial Group, Inc.	3,672,630
22,600	Nordea Bank Abp	255,794

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Banks - 2.3% - (continued)
4,104	PNC Financial Services Group, Inc.	$ 561,797
206,400	Turkiye Is Bankasi AS Class C	115,873
98,600	Yapi ve Kredi Bankasi AS	52,114
		14,952,107
	Capital Goods - 2.6%
7,058	3M Co.	786,967
68,874	Amada Co. Ltd.	677,825
27,233	Assa Abloy AB Class B	654,760
529	Axon Enterprise, Inc.*	98,357
91,061	BAE Systems PLC	1,089,002
40,266	Builders FirstSource, Inc.*	5,815,618
270	Caterpillar, Inc.	71,596
66,950	CK Hutchison Holdings Ltd.	412,902
34,942	Fuji Corp.	639,752
130,900	JGC Holdings Corp.	1,835,290
17,495	Kone Oyj Class B	897,368
1,696	Northrop Grumman Corp.	754,720
6,648	PACCAR, Inc.	572,592
9,074	RTX Corp.	797,877
29,400	Shanxi Coal International Energy Group Co. Ltd.	60,082
39,985	Ushio, Inc.	553,959
6,299	Vinci SA	739,801
		16,458,468
	Commercial & Professional Services - 0.8%
2,921	Automatic Data Processing, Inc.	722,246
120,104	Bureau Veritas SA	3,298,511
23,979	Experian PLC	926,682
		4,947,439
	Consumer Discretionary Distribution & Retail - 0.2%
5,199	Gap, Inc.	53,550
48	MercadoLibre, Inc.*	59,426
12,171	TJX Cos., Inc.	1,053,157
14,600	USS Co. Ltd.	253,165
		1,419,298
	Consumer Durables & Apparel - 2.7%
7,608	Cavco Industries, Inc.*	2,249,305
32,916	Century Communities, Inc.	2,541,774
22,828	DR Horton, Inc.	2,899,613
22,100	Gree Electric Appliances, Inc. of Zhuhai Class A	120,016
21,318	Lennar Corp. Class A	2,703,762
8,475	NIKE, Inc. Class B	935,555
429	NVR, Inc.*	2,705,463
14,600	PRADA SpA	103,920
36,098	Toll Brothers, Inc.	2,899,752
		17,159,160
	Consumer Services - 0.4%
10	Booking Holdings, Inc.*	29,708
20,452	Compass Group PLC	532,112
7,632	DraftKings, Inc. Class A*	242,545
9,233	H&R Block, Inc.	310,321
4,288	McDonald's Corp.	1,257,242
		2,371,928
	Consumer Staples Distribution & Retail - 0.0%
3,661	Kroger Co.	178,071
79,607	Magnit PJSC GDR*(6)(15)	—
1,100	MatsukiyoCocokara & Co.	64,374
		242,445
	Energy - 0.4%
753,350	Adaro Energy Indonesia Tbk PT	120,514
156,300	Coal India Ltd.	436,239
2,129	Coterra Energy, Inc.	58,633
Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Energy - 0.4% - (continued)
108,550	Indo Tambangraya Megah Tbk PT	$ 195,912
485	Marathon Petroleum Corp.	64,515
15,750	New Hope Corp. Ltd.	56,405
217,500	PetroChina Co. Ltd. Class H	159,479
11,913	TotalEnergies SE	723,792
104,100	United Tractors Tbk PT	190,178
11,000	Whitehaven Coal Ltd.	51,397
91,750	Yancoal Australia Ltd.(8)	315,060
		2,372,124
	Equity Real Estate Investment Trusts (REITs) - 1.5%
3,193	American Tower Corp. REIT	607,660
7,336	EPR Properties REIT	327,479
80,781	Equity LifeStyle Properties, Inc. REIT	5,749,992
1,800	ICADE REIT	73,333
14,850	Merlin Properties Socimi SA REIT	138,387
4,483	NNN, Inc. REIT	191,334
13,298	Omega Healthcare Investors, Inc. REIT	424,206
2,248	Public Storage REIT	633,374
6,015	Simon Property Group, Inc. REIT	749,469
12,853	Spirit Realty Capital, Inc. REIT	518,362
4,655	VICI Properties, Inc. REIT	146,539
3,321	WP Carey, Inc. REIT	224,267
		9,784,402
	Financial Services - 1.0%
1,998	DWS Group GmbH & Co. KGaA(1)	70,144
76,964	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,009,530
9,015	Invesco Ltd.	151,452
5,620	Janus Henderson Group PLC	164,947
999	OneMain Holdings, Inc.	45,435
84,300	Power Finance Corp. Ltd.	268,305
153,248	REC Ltd.	378,419
62,567	Rithm Capital Corp. REIT	630,675
51,699	Starwood Property Trust, Inc. REIT	1,072,237
7,501	UWM Holdings Corp.	49,207
5,703	Visa, Inc. Class A	1,355,774
		6,196,125
	Food, Beverage & Tobacco - 1.6%
28,737	Altria Group, Inc.	1,305,235
8,068	British American Tobacco PLC	271,312
12,701	Coca-Cola Co.	786,573
17,911	Diageo PLC	781,676
8,547	Heineken NV(8)	836,593
35,276	Imperial Brands PLC	833,411
53,200	Japan Tobacco, Inc.	1,180,486
800	Kotobuki Spirits Co. Ltd.	60,892
3,223	Kraft Heinz Co.	116,608
3,818	Lamb Weston Holdings, Inc.	395,659
3,758	Molson Coors Beverage Co.	262,196
7,213	Nestle SA	883,730
4,599	PepsiCo, Inc.	862,129
178,315	Tsingtao Brewery Co. Ltd. Class H	1,603,468
		10,179,968
	Health Care Equipment & Services - 1.2%
7,057	Abbott Laboratories	785,656
1,394	Cigna Group	411,369
6,062	CVS Health Corp.	452,771
643	Elevance Health, Inc.	303,258
7,985	Medtronic PLC	700,763
35,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,469,143
4,436	Stryker Corp.	1,257,207
7,000	Teladoc Health, Inc.*	208,390
3,872	UnitedHealth Group, Inc.	1,960,665
		7,549,222

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Household & Personal Products - 0.7%
11,944	Colgate-Palmolive Co.	$ 910,849
6,916	Procter & Gamble Co.	1,080,971
15,127	Reckitt Benckiser Group PLC	1,133,195
34,800	Shiseido Co. Ltd.	1,525,773
		4,650,788
	Insurance - 1.3%
266,671	AIA Group Ltd.	2,667,973
1,418	American Financial Group, Inc.	172,443
23,958	AXA SA	736,441
5,141	Chubb Ltd.	1,050,872
7,969	CNA Financial Corp.	312,066
31,564	Dai-ichi Life Holdings, Inc.	644,906
27,700	Japan Post Holdings Co. Ltd.	202,282
6,300	Japan Post Insurance Co. Ltd.	101,809
3,774	Marsh & McLennan Cos., Inc.	711,097
17,683	MS&AD Insurance Group Holdings, Inc.	657,689
33,552	Old Republic International Corp.	925,029
		8,182,607
	Materials - 0.5%
384,841	Evraz PLC*(15)	—
4,600	JFE Holdings, Inc.	74,409
3,153	Linde PLC	1,231,782
796	LyondellBasell Industries NV Class A	78,693
20,790	Shin-Etsu Chemical Co. Ltd.	684,923
69,050	SSAB AB Class B	422,445
7,354	Ternium SA ADR	328,356
58,550	Vedanta Ltd.	197,034
2,800	Yamato Kogyo Co. Ltd.	133,894
49,400	Zangge Mining Co. Ltd. Class A	166,554
		3,318,090
	Media & Entertainment - 0.3%
3,059	Comcast Corp. Class A	138,450
8,853	Hello Group, Inc. ADR	94,284
19,450	International Games System Co. Ltd. Class C	379,774
2,553	Meta Platforms, Inc. Class A*	813,386
5,600	Nintendo Co. Ltd.	253,315
		1,679,209
	Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
5,703	AbbVie, Inc.	853,055
12,100	AstraZeneca PLC ADR	867,570
17,439	Bristol-Myers Squibb Co.	1,084,531
18,899	Chugai Pharmaceutical Co. Ltd.	562,458
493	Exact Sciences Corp.*	48,087
12,442	Gilead Sciences, Inc.	947,334
92,600	Hangzhou Tigermed Consulting Co. Ltd. Class A	892,484
8,501	Johnson & Johnson	1,424,173
5,144	Merck KGaA	903,929
14,385	Novartis AG	1,506,068
3,800	Novo Nordisk AS Class B	612,758
7,249	Pfizer, Inc.	261,399
2,533	Roche Holding AG	785,360
3,301	Royalty Pharma PLC Class A	103,585
897	Sarepta Therapeutics, Inc.*	97,226
10,009	Viatris, Inc.	105,395
2,557	Zoetis, Inc.	480,946
		11,536,358
	Real Estate Management & Development - 0.7%
3,410,837	Ayala Land, Inc.	1,703,218
62,850	Henderson Land Development Co. Ltd.	194,280
70,350	Hongkong Land Holdings Ltd.	250,707
148,500	Kerry Properties Ltd.	321,052
61,400	Shimao Group Holdings Ltd.*	11,967
Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Real Estate Management & Development - 0.7% - (continued)
47,965	Sino Land Co. Ltd.	$ 58,878
2,690,095	SM Prime Holdings, Inc.	1,636,788
49,600	Swire Pacific Ltd. Class A	414,618
		4,591,508
	Semiconductors & Semiconductor Equipment - 1.6%
591	Broadcom, Inc.	531,102
400	Disco Corp.	75,190
13,754	First Solar, Inc.*	2,852,580
215	KLA Corp.	110,499
40,450	Novatek Microelectronics Corp.	547,027
2,275	NVIDIA Corp.	1,063,085
22,050	Radiant Opto-Electronics Corp.	84,677
32,987	Realtek Semiconductor Corp.	453,047
95,747	Taiwan Semiconductor Manufacturing Co. Ltd.	1,728,961
4,642	Texas Instruments, Inc.	835,560
11,500	Tokyo Electron Ltd.	1,726,000
48,000	Tongwei Co. Ltd. Class A	234,158
		10,241,886
	Software & Services - 1.2%
2,900	Accenture PLC Class A	917,415
7,058	Amdocs Ltd.	660,911
4,932	AppLovin Corp.*	154,865
4,613	Capgemini SE	835,961
5,285	Dropbox, Inc. Class A*	142,431
88	HubSpot, Inc.*	51,088
4,374	Informatica, Inc. Class A*	83,281
9,288	International Business Machines Corp.	1,339,144
4,637	Microsoft Corp.	1,557,661
2,011	New Relic, Inc.*	168,884
2,322	Nutanix, Inc. Class A*	70,124
714	Oracle Corp.	83,702
2,285	Pegasystems, Inc.	120,534
4,216	RingCentral, Inc. Class A*	174,374
1,226	Salesforce, Inc.*	275,862
1,547	Splunk, Inc.*	167,587
1,513	Teradata Corp.*	86,014
13,200	Trend Micro, Inc.	623,644
1,064	Wix.com Ltd.*	100,356
3,519	Zoom Video Communications, Inc. Class A*	258,119
		7,871,957
	Technology Hardware & Equipment - 0.5%
60,400	Foxconn Industrial Internet Co. Ltd. Class A	189,165
24,500	Gigabyte Technology Co. Ltd.	245,588
3,700	Keyence Corp.	1,660,345
3,226	Pure Storage, Inc. Class A*	119,330
11,512	Samsung Electronics Co. Ltd.	630,312
8,350	Simplo Technology Co. Ltd.	81,731
579	TD SYNNEX Corp.	57,153
		2,983,624
	Telecommunication Services - 1.0%
77,371	AT&T, Inc.	1,123,427
97,081	KDDI Corp.	2,857,259
74,330	Lumen Technologies, Inc.	133,051
31,550	Ooredoo QPSC	99,070
13,058	SK Telecom Co. Ltd.	472,190
98,925	Telefonica Deutschland Holding AG	266,541
35,152	Verizon Communications, Inc.	1,197,980
		6,149,518
	Transportation - 0.4%
9,072	Canadian National Railway Co.	1,099,661

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Transportation - 0.4% - (continued)
141,700	COSCO SHIPPING Holdings Co. Ltd. Class A	$ 200,943
20,430	Evergreen Marine Corp. Taiwan Ltd.	67,751
4,900	NIPPON EXPRESS HOLDINGS, Inc.	287,293
3,700	Orient Overseas International Ltd.	61,828
58,200	Singapore Airlines Ltd.	329,704
2,907	Uber Technologies, Inc.*	143,780
2,749	United Parcel Service, Inc. Class B	514,420
		2,705,380
	Utilities - 2.6%
207,694	AES Corp.	4,492,421
93,569	Brookfield Renewable Corp. Class A	2,916,546
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	1,291,521
164,497	Cia de Saneamento Basico do Estado de Sao Paulo	2,021,100
656,000	Enel Chile SA	45,266
332,884	Engie SA	5,461,070
14,509	PPL Corp.	399,433
3,499	Rubis SCA	86,279
		16,713,636
	Total Common Stocks (cost $152,938,016)	$ 176,481,894
EQUITY LINKED SECURITIES - 4.1%
	Consumer Staples Distribution & Retail - 0.8%
38,751	Amazon.com, Inc. (Societe Generale SA) 12.00%, 09/20/2023*(1)	$ 5,149,570
	Health Care Equipment & Services - 0.8%
17,131	HCA Healthcare, Inc. (Royal Bank of Canada) 12.00%, 09/20/2023*(1)	4,755,441
	Media & Entertainment - 1.7%
40,954	Alphabet, Inc. (Societe Generale SA) 12.00% 09/20/2023*(1)	5,275,352
17,704	Meta Platforms, Inc. (BNP Paribas Issuance BV) 12.00% 09/20/2023(1)(2)	5,507,365
		10,782,717
	Transportation - 0.8%
117,455	Delta Air Lines, Inc. (BNP Paribas Issuance BV) 12.00%, 09/20/2023*(1)	5,291,825
	Total Equity Linked Securities (cost $25,094,284)	$ 25,979,553
PREFERRED STOCKS - 0.4%
	Automobiles & Components - 0.1%
2,945	Volkswagen AG (Preference Shares)(16)	$ 390,140
	Energy - 0.0%
10,100	Petroleo Brasileiro SA (Preference Shares)(16)	66,447
	Materials - 0.0%
18,795	Gerdau SA (Preference Shares)(16)	116,258
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.4% - (continued)
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%		$ 1,900,539
	Total Preferred Stocks (cost $2,574,043)		$ 2,473,384
	Total Long-Term Investments (cost $630,028,827)		$ 631,269,762
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 586,692	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $586,778; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $598,526		$ 586,692
	Securities Lending Collateral - 0.3%
291,540	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(17)		291,540
971,802	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(17)		971,802
291,541	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(17)		291,541
291,541	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(17)		291,541
			1,846,424
	U.S. Treasury Securities - 0.0%
	U.S. Treasury Bills - 0.0%
41,400	4.57%, 08/08/2023(18)		41,359
	Total Short-Term Investments (cost $2,474,474)		$ 2,474,475
	Total Investments (cost $632,503,301)	99.6%	$ 633,744,237
	Other Assets and Liabilities	0.4%	2,717,299
	Total Net Assets	100.0%	$ 636,461,536
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $195,872,879, representing 30.8% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Securities disclosed are interest-only strips.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $1,701,157, representing 0.3% of net assets.
(7)	Security is a zero-coupon bond.
(8)	Represents entire or partial securities on loan.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $185,263, which represents to 0.0% of total net assets.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $1,948,439.
(15)	Investment valued using significant unobservable inputs.
(16)	Currently no rate available.
(17)	Current yield as of period end.
(18)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	90	09/29/2023	$ 18,272,813	$ (224,924)
U.S. Treasury 5-Year Note Future	330	09/29/2023	35,250,703	(703,798)
U.S. Treasury 10-Year Note Future	487	09/20/2023	54,254,844	(785,284)
U.S. Treasury 10-Year Ultra Future	34	09/20/2023	3,977,469	(58,543)
U.S. Treasury Ultra Bond Future	11	09/20/2023	1,454,406	(27,552)
Total futures contracts				$ (1,800,101)

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,480,091	USD	3,010,000	CHF	UBS	08/31/2023	$ 16,303
645,204	USD	4,330,000	DKK	GSC	08/31/2023	5,030
27,192,989	USD	24,527,000	EUR	DEUT	08/31/2023	181,640
6,920,822	USD	5,385,000	GBP	BCLY	08/31/2023	8,860
7,961,105	USD	1,119,800,000	JPY	JPM	08/31/2023	48,448
1,575,924	USD	16,340,000	SEK	MSC	08/31/2023	21,095
Total foreign currency contracts						$ 281,376
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 132,681,095	$ —	$ 132,681,095	$ —
Convertible Bonds	26,189,992	—	26,189,992	—
Corporate Bonds	121,441,310	—	121,441,310	—
Foreign Government Obligations	5,340,962	—	5,340,962	—
Municipal Bonds	6,153,054	—	6,153,054	—
Senior Floating Rate Interests	50,970,642	—	50,970,642	—
U.S. Government Agencies	7,321,488	—	7,321,488	—
U.S. Government Securities	76,236,388	—	76,236,388	—
Common Stocks
Automobiles & Components	2,224,647	91,493	2,133,154	—
Banks	14,952,107	1,323,058	13,629,049	—
Capital Goods	16,458,468	8,897,727	7,560,741	—
Commercial & Professional Services	4,947,439	722,246	4,225,193	—
Consumer Discretionary Distribution & Retail	1,419,298	1,166,133	253,165	—
Consumer Durables & Apparel	17,159,160	16,935,224	223,936	—
Consumer Services	2,371,928	1,839,816	532,112	—
Consumer Staples Distribution & Retail	242,445	178,071	64,374	—
Energy	2,372,124	123,148	2,248,976	—
Equity Real Estate Investment Trusts (REITs)	9,784,402	9,572,682	211,720	—
Financial Services	6,196,125	5,479,257	716,868	—
Food, Beverage & Tobacco	10,179,968	3,728,400	6,451,568	—
Health Care Equipment & Services	7,549,222	6,080,079	1,469,143	—
Household & Personal Products	4,650,788	1,991,820	2,658,968	—
Insurance	8,182,607	3,171,507	5,011,100	—
Materials	3,318,090	1,638,831	1,679,259	—
Media & Entertainment	1,679,209	1,046,120	633,089	—
Pharmaceuticals, Biotechnology & Life Sciences	11,536,358	6,273,301	5,263,057	—
Real Estate Management & Development	4,591,508	11,967	4,579,541	—
Semiconductors & Semiconductor Equipment	10,241,886	5,392,826	4,849,060	—
Software & Services	7,871,957	6,412,352	1,459,605	—
Technology Hardware & Equipment	2,983,624	176,483	2,807,141	—
Telecommunication Services	6,149,518	2,553,528	3,595,990	—
Transportation	2,705,380	1,757,861	947,519	—
Utilities	16,713,636	9,874,766	6,838,870	—
Equity Linked Securities	25,979,553	—	25,979,553	—
Preferred Stocks	2,473,384	2,083,244	390,140	—
Short-Term Investments	2,474,475	1,846,424	628,051	—
Foreign Currency Contracts(2)	281,376	—	281,376	—
Total	$ 634,025,613	$ 100,368,364	$ 533,657,249	$ —
Liabilities
Futures Contracts(2)	$ (1,800,101)	$ (1,800,101)	$ —	$ —
Total	$ (1,800,101)	$ (1,800,101)	$ —	$ —

(1)	For the period ended July 31, 2023, investments valued at $8,643 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
147

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1%
	Alabama - 3.7%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$ 1,355,243
	Black Belt Energy Gas Dist, AL, Rev
1,250,000	4.00%, 12/01/2023	1,249,270
1,570,000	4.00%, 12/01/2024	1,567,546
2,955,000	4.00%, 10/01/2052	2,925,145
10,000,000	5.25%, 02/01/2053	10,498,252
1,630,000	5.25%, 12/01/2053	1,744,185
7,000,000	5.50%, 06/01/2049(1)	7,370,315
2,660,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	2,685,891
5,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053	5,381,034
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,133,778
	Lower Alabama Gas Dist, AL, Rev
6,915,000	4.00%, 12/01/2050	6,860,944
3,000,000	5.00%, 09/01/2028	3,096,856
4,000,000	5.00%, 09/01/2031	4,144,695
2,940,000	Southeast Alabama Gas Supply Dist, AL, Rev 4.00%, 06/01/2049	2,933,050
2,165,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053	2,306,657
	State of Alabama Docks Department, AL, Rev, (AGM Insured)
230,000	5.00%, 10/01/2024	232,630
1,000,000	5.00%, 10/01/2032	1,045,048
	Troy University, AL, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,036,899
1,250,000	5.00%, 11/01/2026	1,321,755
1,620,000	5.00%, 11/01/2027	1,742,420
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,514,022
		64,145,635
	Alaska - 0.4%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,019,246
1,000,000	5.00%, 09/01/2026	1,009,228
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,383,041
2,255,000	4.00%, 06/01/2038	2,189,140
		6,600,655
	Arizona - 0.2%
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(2)	1,686,595
2,870,000	Tempe Industrial Dev Auth, AZ, Rev 1.13%, 12/01/2026	2,653,156
		4,339,751
	California - 7.6%
7,960,000	Bay Area Toll Auth, CA, Rev 4.28%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	7,734,347
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052	4,777,076
3,020,000	5.00%, 12/01/2053	3,151,151
16,250,000	5.50%, 05/01/2054	17,142,260
	California County Tobacco Securitization Agency, CA, Rev
150,000	5.00%, 06/01/2030	165,377
300,000	5.00%, 06/01/2032	329,409
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	California - 7.6% - (continued)
$ 500,000	5.00%, 06/01/2033	$ 548,375
	California Enterprise Dev Auth, CA, Rev
1,250,000	5.00%, 08/01/2035	1,314,728
1,075,000	5.00%, 08/01/2055	1,080,726
	California Health Facs Financing Auth, CA, Rev
5,155,000	4.00%, 08/15/2040	5,185,190
1,000,000	5.00%, 02/01/2029	1,063,518
	California Municipal Finance Auth, CA, Rev
4,150,000	4.00%, 10/01/2046	3,842,151
1,000,000	4.00%, 10/01/2049	909,640
3,000,000	5.00%, 12/31/2027	3,147,175
775,000	5.00%, 05/15/2028	830,412
800,000	5.00%, 05/15/2031	888,540
	California Public Finance Auth, CA, Rev
1,195,000	2.38%, 11/15/2028(2)	1,155,869
1,000,000	3.13%, 05/15/2029(2)	949,694
1,900,000	California Statewide Communities Dev Auth, CA, Rev, (CAL MTG Insured) 4.00%, 04/01/2043(1)	1,866,516
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	592,915
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,556,793
4,000,000	4.00%, 05/15/2035	4,253,110
1,000,000	5.00%, 05/15/2029	1,059,442
1,760,000	5.00%, 05/15/2037	1,933,593
1,500,000	5.00%, 05/15/2038	1,634,962
1,000,000	5.25%, 05/15/2039	1,109,193
	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	329,547
910,000	5.00%, 09/01/2032	951,719
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	1,939,664
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	5,146,051
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,468,087
1,535,000	5.00%, 09/01/2031	1,564,811
5,225,000	Long Beach Bond Finance Auth, CA, Rev 5.02%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(3)	5,155,523
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,595,911
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,863,827
3,710,000	Northern California Energy Auth, CA, Rev 4.00%, 07/01/2049	3,718,593
	Oakland Unified School Dist/Alameda County, CA, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	490,990
1,000,000	4.00%, 08/01/2036	1,019,630
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	1,005,085
1,000,000	5.00%, 08/15/2036	1,028,738
2,500,000	5.00%, 08/15/2041	2,542,721
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,020,667

148

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	California - 7.6% - (continued)
$ 2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	$ 2,011,701
50,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	50,077
	San Joaquin Hills Transportation Corridor Agency, CA, Rev
4,382,000	4.00%, 01/15/2034	4,598,509
2,665,000	5.00%, 01/15/2033	2,998,751
	Santa Margarita Water Dist, CA, Special Tax
475,000	5.00%, 09/01/2023	475,629
480,000	5.00%, 09/01/2024	480,636
480,000	5.00%, 09/01/2025	480,636
2,065,000	5.00%, 09/01/2028	2,100,029
	State of California, CA, GO
2,315,000	4.00%, 11/01/2041	2,322,474
2,000,000	5.00%, 08/01/2029	2,133,315
5,000,000	5.00%, 04/01/2042	5,336,161
2,500,000	5.00%, 10/01/2042	2,833,827
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,585,846
		132,471,317
	Colorado - 2.5%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (State Aid Withholding Insured) 5.50%, 12/01/2034	1,870,566
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,514,642
1,000,000	5.00%, 12/01/2034	1,123,509
1,575,000	5.00%, 12/01/2036	1,760,008
1,500,000	5.00%, 11/15/2039	1,683,759
750,000	5.00%, 11/15/2042	831,652
2,475,000	5.75%, 11/15/2039	2,846,059
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,161,922
3,150,000	5.00%, 11/01/2040	3,283,797
6,665,000	5.00%, 08/01/2044	6,873,858
1,000,000	5.25%, 11/01/2039	1,079,193
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,511,380
3,650,000	E-470 Public Highway Auth, CO, Rev 3.90%, 09/01/2039, 3 mo. USD SOFR + 0.35%(3)	3,638,921
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,058,921
1,195,000	5.00%, 12/01/2033	1,297,203
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,141,753
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051	1,528,470
	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	231,091
125,000	5.00%, 12/15/2025	129,858
50,000	5.00%, 12/15/2026	52,599
225,000	5.00%, 12/15/2030	236,663
160,000	5.00%, 12/15/2032	168,183
		43,024,007
	Connecticut - 1.9%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	6,735,792
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Connecticut - 1.9% - (continued)
$ 950,000	City of Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	$ 985,607
2,600,000	City of New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,634,027
	Connecticut Housing Finance Auth, CT, Rev
15,000	4.00%, 11/15/2044	14,973
235,000	4.00%, 11/15/2045	234,123
3,200,000	4.00%, 05/15/2047	3,174,256
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049	8,920,054
4,285,000	2.80%, 07/01/2048	4,195,440
650,000	5.00%, 07/01/2029	713,088
145,000	5.00%, 07/01/2031	160,592
	State of Connecticut, CT, GO
250,000	5.00%, 03/15/2024	252,618
1,450,000	5.00%, 03/15/2025	1,491,497
750,000	5.00%, 05/15/2025	773,890
2,425,000	5.00%, 06/15/2026	2,556,740
		32,842,697
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	712,864
270,000	5.00%, 07/01/2037	249,797
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	810,613
3,000,000	5.00%, 10/01/2033	3,274,464
		5,047,738
	Florida - 4.2%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,355,238
1,000,000	5.00%, 10/01/2028	1,037,206
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,212,195
3,380,000	City of Gainesville Utilities System, FL, Rev 5.00%, 10/01/2047	3,590,431
	City of Pompano Beach, FL, Rev
1,490,000	1.45%, 01/01/2027	1,332,778
3,600,000	2.00%, 01/01/2029	3,099,388
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,077,683
3,000,000	4.00%, 07/01/2029	3,063,531
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	555,820
1,000,000	0.00%, 09/01/2038(4)	493,726
1,250,000	County of Broward Airport System, FL, Rev 5.00%, 10/01/2024	1,266,572
2,830,000	County of Broward Port Facs, FL, Rev 5.00%, 09/01/2028	3,106,661
	County of Miami-Dade Aviation, FL, Rev
1,000,000	5.00%, 10/01/2024	1,001,376
530,000	5.00%, 10/01/2027	534,953
2,000,000	5.00%, 10/01/2033	2,017,150
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,341,897
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	949,418
1,000,000	0.00%, 10/01/2032(4)	683,719
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,841,293
	Florida Dev Finance Corp., FL, Rev
500,000	5.00%, 04/01/2024	505,229

149

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Florida - 4.2% - (continued)
$ 200,000	5.00%, 04/01/2025	$ 203,775
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2031	4,317,748
55,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	51,746
1,000,000	Manatee County School Dist, FL, Rev, (AGM Insured) 5.00%, 10/01/2030	1,074,429
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,005,025
	Orange County Convention Center, FL, Rev
1,000,000	5.00%, 10/01/2024	1,014,856
1,520,000	5.00%, 10/01/2025	1,572,034
	Orange County Health Facs Auth, FL, Rev
1,190,000	5.00%, 08/01/2024	1,225,700
1,280,000	5.00%, 08/01/2025	1,318,400
1,350,000	5.00%, 08/01/2026	1,390,500
1,000,000	5.00%, 10/01/2038	1,091,580
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046	6,941,944
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,632,175
4,850,000	5.00%, 01/01/2055	4,060,544
1,150,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	1,195,219
1,000,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	721,112
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	736,136
8,175,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,397,604
1,000,000	Village Community Dev Dist No. 15, FL, Special Assessment 5.25%, 05/01/2054(2)	1,012,604
	Volusia County Educational Facility Auth, FL, Rev
60,000	4.00%, 10/15/2035	60,596
55,000	4.00%, 10/15/2036	55,126
750,000	4.00%, 10/15/2037	743,806
750,000	4.00%, 10/15/2038	738,601
		73,627,524
	Georgia - 3.7%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032	4,192,659
4,995,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040	4,732,796
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049	3,233,980
1,455,000	3.88%, 10/01/2048	1,446,142
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,096,309
1,250,000	4.00%, 12/01/2025	1,242,056
2,150,000	4.00%, 08/01/2049	2,153,862
5,915,000	4.00%, 05/01/2052	5,840,007
18,245,000	4.00%, 07/01/2052	18,171,540
4,165,000	5.00%, 05/15/2032	4,290,444
2,210,000	5.00%, 09/01/2053	2,323,128
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	1,000,177
1,075,000	5.00%, 01/01/2024	1,075,923
4,595,000	5.00%, 01/01/2028	4,772,348
1,825,000	5.00%, 01/01/2028	1,916,071
740,000	5.00%, 01/01/2031	822,441
1,100,000	5.00%, 01/01/2032	1,222,293
515,000	5.00%, 01/01/2033	571,783
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Georgia - 3.7% - (continued)
$ 3,130,000	5.00%, 07/01/2052	$ 3,207,366
1,700,000	5.00%, 01/01/2056	1,717,590
		65,028,915
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,372,683
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	4,453,073
	Illinois - 13.0%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
530,000	0.00%, 01/01/2025(4)	501,780
765,000	0.00%, 01/01/2027(4)	674,683
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,012,077
1,000,000	5.25%, 04/01/2035	1,117,376
2,120,000	5.25%, 04/01/2036	2,345,498
715,000	6.00%, 04/01/2046	753,462
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(4)	2,265,187
3,495,000	4.00%, 12/01/2047	2,985,127
600,000	5.00%, 12/01/2023	601,724
1,000,000	5.00%, 12/01/2024	1,013,318
8,250,000	5.00%, 12/01/2031	8,688,863
2,440,000	5.00%, 12/01/2032	2,564,923
3,500,000	5.00%, 12/01/2034	3,564,136
1,510,000	5.00%, 12/01/2042	1,484,184
3,760,000	5.00%, 12/01/2046	3,683,543
4,350,000	Chicago O'Hare International Airport, IL, Rev 4.50%, 01/01/2048	4,300,451
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	424,564
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	915,369
1,250,000	4.00%, 12/01/2055	1,126,230
8,250,000	5.00%, 12/01/2046	8,437,339
1,000,000	5.00%, 12/01/2052	1,040,175
1,000,000	5.00%, 12/01/2055	1,031,084
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,017,493
2,500,000	5.00%, 01/01/2029	2,558,515
	City of Chicago Waterworks, IL, Rev
135,000	5.00%, 11/01/2023	135,127
1,000,000	5.00%, 11/01/2027	1,043,839
1,020,000	5.00%, 11/01/2028	1,038,266
1,500,000	5.00%, 11/01/2035	1,684,567
1,150,000	5.00%, 11/01/2036	1,279,623
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(4)	299,857
2,000,000	5.00%, 01/01/2024	2,008,877
3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	3,536,895
	Cook County Community High School Dist No. 212 Leyden, IL, Rev, (BAM Insured)
1,775,000	5.00%, 12/01/2026	1,809,970
310,000	5.00%, 12/01/2027	316,148

150

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Illinois - 13.0% - (continued)
$ 1,000,000	5.00%, 12/01/2034	$ 1,018,786
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,126,181
1,690,000	5.00%, 11/15/2031	1,877,541
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,152,598
2,970,000	4.00%, 11/15/2026	3,046,603
1,000,000	5.00%, 11/15/2026	1,055,348
4,300,000	5.00%, 11/15/2027	4,514,688
	Illinois Finance Auth, IL, Rev
1,000,000	5.00%, 10/01/2023	1,002,244
1,000,000	5.00%, 11/15/2023	1,003,148
700,000	5.00%, 10/01/2028	736,943
1,000,000	5.00%, 11/15/2028	1,033,676
2,650,000	5.00%, 11/15/2031	2,715,568
2,500,000	5.00%, 11/15/2033	2,557,823
2,135,000	5.00%, 11/15/2034	2,189,383
1,045,000	5.00%, 08/15/2035	1,167,945
3,035,000	5.00%, 05/15/2050	3,059,717
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured)
5,350,000	4.00%, 08/01/2048	5,306,574
4,665,000	5.50%, 10/01/2053	4,990,195
1,750,000	5.75%, 10/01/2053(1)	1,880,185
1,000,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2027	1,001,348
	Kane Cook & DuPage Counties School Dist No. U-46 Elgin, IL, GO
4,200,000	5.00%, 01/01/2031	4,213,704
1,700,000	5.00%, 01/01/2034	1,705,582
1,700,000	5.00%, 01/01/2035	1,711,070
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,905,172
2,000,000	5.00%, 01/01/2029	2,111,367
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,177,031
4,000,000	5.00%, 02/01/2026	4,156,859
1,665,000	5.00%, 02/01/2034	1,721,809
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
4,000,000	0.00%, 12/15/2024(4)	3,784,096
2,000,000	0.00%, 06/15/2027(4)	1,731,208
3,895,000	0.00%, 12/15/2042(4)(6)	2,644,377
2,980,000	4.00%, 12/15/2042	2,878,747
1,000,000	5.00%, 12/15/2035	1,025,275
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	950,789
1,635,000	5.00%, 12/01/2025	1,699,871
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,044,292
1,940,000	5.00%, 06/01/2027	2,032,072
	Regional Transportation Auth, IL, Rev
600,000	5.00%, 06/01/2035	624,927
3,085,000	6.00%, 07/01/2024	3,150,504
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,020,798
7,900,000	5.00%, 01/01/2026	8,180,381
2,560,000	5.00%, 01/01/2029	2,779,223
5,545,000	5.00%, 01/01/2030	6,074,249
2,775,000	5.00%, 01/01/2033	3,134,773
1,650,000	5.00%, 01/01/2036	1,781,457
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Illinois - 13.0% - (continued)
$ 1,520,000	5.00%, 01/01/2037	$ 1,628,750
1,185,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2024	1,185,988
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,560,198
4,785,000	5.00%, 11/01/2025	4,939,104
1,985,000	5.00%, 02/01/2026	1,996,230
2,000,000	5.00%, 10/01/2026	2,095,132
6,540,000	5.00%, 11/01/2026	6,860,148
1,250,000	5.00%, 02/01/2027	1,314,423
5,000,000	5.00%, 10/01/2027	5,312,089
2,715,000	5.00%, 11/01/2028	2,889,531
1,215,000	5.00%, 03/01/2029	1,317,430
5,480,000	5.00%, 10/01/2031	6,045,240
950,000	5.00%, 05/01/2033	958,567
5,240,000	5.00%, 12/01/2034	5,514,687
3,460,000	5.00%, 03/01/2046	3,611,492
3,780,000	5.50%, 03/01/2042	4,162,427
		228,327,833
	Indiana - 1.1%
1,920,592	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,669,791
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045	13,061,112
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 12/01/2029	1,025,291
1,175,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	1,143,764
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	941,778
180,000	5.00%, 01/01/2034	194,676
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
1,000,000	5.00%, 01/01/2029	1,003,733
1,000,000	5.00%, 01/01/2031	1,034,066
		20,074,211
	Iowa - 0.3%
650,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2024	657,814
5,265,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	5,206,192
		5,864,006
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,015,734
1,390,000	5.00%, 09/01/2028	1,430,931
		2,446,665
	Kentucky - 0.8%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044	4,009,469
	Kentucky Bond Dev Corp., KY, Rev
1,000,000	5.00%, 09/01/2032	1,096,658
1,100,000	5.00%, 09/01/2033	1,203,012
1,200,000	5.00%, 09/01/2034	1,310,632
1,025,000	5.00%, 09/01/2035	1,111,340
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM Insured) 5.00%, 12/01/2047	1,371,334
4,000,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049	3,998,967
		14,101,412

151

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Louisiana - 1.2%
$ 2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM Insured) 5.00%, 12/01/2027	$ 2,066,157
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041	1,668,336
945,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	946,635
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	964,638
1,155,000	6.00%, 11/15/2030	1,156,581
1,750,000	6.00%, 11/15/2035	1,718,541
	New Orleans Aviation Board, LA, Rev
750,000	5.00%, 01/01/2026	770,136
500,000	5.00%, 01/01/2027	519,770
1,250,000	5.00%, 01/01/2034	1,266,755
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037	3,545,703
	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	1,888,822
1,220,000	5.00%, 01/01/2027	1,292,719
2,950,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.21%, 05/01/2043, 3 mo. USD SOFR + 0.50%(3)	2,894,360
		20,699,153
	Maine - 0.2%
1,000,000	Finance Auth of Maine, ME, Rev, (AGM Insured) 5.00%, 12/01/2023	1,003,511
675,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2024	683,991
1,505,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,491,336
		3,178,838
	Maryland - 0.0%
480,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	471,788
	Massachusetts - 2.1%
1,000,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,008,961
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2024(2)	989,884
1,000,000	4.00%, 10/01/2025(2)	980,677
635,000	4.00%, 10/01/2026(2)	616,594
165,000	4.00%, 07/15/2036	167,972
3,760,000	4.58%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	3,720,218
1,000,000	5.00%, 07/01/2025	1,027,077
1,720,000	5.00%, 07/01/2028	1,785,630
1,850,000	5.00%, 07/01/2029	1,912,793
3,350,000	5.00%, 07/01/2030	3,467,217
955,000	5.00%, 07/01/2031	985,068
2,760,000	5.00%, 07/01/2035	2,847,202
1,500,000	5.00%, 07/15/2040	1,768,043
1,000,000	5.25%, 07/01/2048	1,056,321
1,175,000	5.25%, 07/01/2052	1,230,685
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	506,463
1,030,000	5.00%, 07/01/2026	1,059,987
1,050,000	5.00%, 07/01/2027	1,095,018
1,125,000	5.00%, 07/01/2030	1,209,316
1,250,000	5.00%, 07/01/2031	1,356,066
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Massachusetts - 2.1% - (continued)
$ 3,400,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.90%, 07/01/2027	$ 3,400,000
	Massachusetts Housing Finance Agency, MA, Rev
400,000	3.25%, 06/01/2024	397,642
3,000,000	5.50%, 12/01/2052	3,177,828
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	212,713
		35,979,375
	Michigan - 2.2%
5,000,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2029	5,291,839
	Michigan Finance Auth, MI, Rev
1,000,000	4.00%, 12/01/2047	955,751
1,000,000	5.00%, 07/01/2027	1,023,908
1,000,000	5.00%, 07/01/2028	1,023,908
1,000,000	5.00%, 07/01/2029	1,012,779
2,700,000	5.00%, 10/01/2030	2,734,873
2,555,000	5.00%, 06/01/2033	2,588,412
1,000,000	5.00%, 06/01/2034	1,013,077
915,000	5.00%, 11/01/2034	986,224
1,000,000	5.00%, 11/01/2035	1,081,552
1,000,000	5.00%, 11/01/2036	1,075,119
1,000,000	5.00%, 11/01/2038	1,060,684
1,000,000	Michigan State Building Auth, MI, Rev 5.00%, 04/15/2027	1,054,133
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,549,556
345,000	4.00%, 11/15/2032	354,685
2,830,000	5.00%, 11/15/2047	2,956,424
	Michigan State Housing Dev Auth, MI, Rev
1,765,000	4.25%, 12/01/2049	1,758,996
5,080,000	5.50%, 12/01/2053	5,430,021
2,620,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053	2,610,039
370,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	396,801
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,531,003
		38,489,784
	Minnesota - 1.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,193,893
1,926,472	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,541,756
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,097,155
1,000,000	5.00%, 01/01/2036	1,085,891
1,000,000	5.00%, 01/01/2037	1,075,648
1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	1,694,925
	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured)
280,000	1.45%, 07/01/2024	273,743
340,000	1.55%, 07/01/2025	325,199
4,260,000	3.00%, 01/01/2051	4,101,810
10,370,000	3.00%, 07/01/2052	9,947,566
		22,337,586
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,028,955

152

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Mississippi - 0.4% - (continued)
$ 2,450,000	5.00%, 10/15/2029	$ 2,531,033
1,000,000	5.00%, 10/15/2036	1,058,191
1,600,000	5.00%, 10/15/2037	1,683,855
		6,302,034
	Missouri - 0.2%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	580,872
1,000,000	5.00%, 07/01/2047	1,035,328
1,255,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,241,570
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	190,000
		3,047,770
	Montana - 0.2%
1,175,000	Montana Board of Housing, MT, Rev 4.00%, 12/01/2043	1,165,897
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,598,295
		3,764,192
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049	999,108
210,000	5.00%, 09/01/2025	213,188
3,325,000	5.00%, 09/01/2028	3,458,515
1,530,000	5.00%, 09/01/2033	1,648,155
3,890,000	5.00%, 09/01/2042	4,046,270
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030	4,071,236
		14,436,472
	Nevada - 0.7%
	City of Las Vegas Special Improvement Dist Nos 808 & 810, NV, Special Assessment
255,000	5.00%, 06/01/2027	256,747
275,000	5.00%, 06/01/2028	276,800
490,000	5.00%, 06/01/2029	492,658
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	422,923
685,000	4.63%, 06/01/2043	643,031
925,000	4.63%, 06/01/2049	847,358
	City of Reno, NV, Rev
250,000	5.00%, 06/01/2024	251,755
250,000	5.00%, 06/01/2026	257,728
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	862,823
1,000,000	5.00%, 06/15/2028	1,081,054
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,989,978
400,000	5.00%, 07/01/2031	405,292
365,000	5.00%, 07/01/2032	369,796
300,000	5.00%, 07/01/2033	303,888
475,000	5.00%, 07/01/2034	480,771
2,995,000	5.00%, 07/01/2037	3,336,238
750,000	5.00%, 07/01/2043	783,724
10,000	State of Nevada, NV, GO 5.00%, 03/01/2026	10,013
		13,072,577
	New Hampshire - 0.1%
1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	1,092,108
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	New Jersey - 1.7%
	New Jersey Economic Dev Auth, NJ, Rev
$ 1,295,000	5.00%, 03/01/2028	$ 1,389,148
1,000,000	5.00%, 11/01/2032	1,139,712
1,500,000	5.00%, 11/01/2033	1,703,564
1,285,000	5.00%, 11/01/2034	1,449,283
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	796,537
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,453,851
1,000,000	5.00%, 12/01/2026	1,032,261
	New Jersey Transportation Trust Fund Auth, NJ, Rev, (AGM Insured)
5,000,000	0.00%, 12/15/2032(4)	3,546,457
1,000,000	5.00%, 12/15/2023	1,005,256
1,610,000	5.00%, 12/15/2024	1,643,401
1,000,000	5.00%, 06/15/2034	1,133,223
1,000,000	5.00%, 06/15/2035	1,122,012
1,445,000	5.00%, 06/15/2038	1,583,392
	New Jersey Turnpike Auth, NJ, Rev
3,365,000	4.00%, 01/01/2042	3,367,917
2,725,000	5.25%, 01/01/2026	2,851,241
1,000,000	Newark Board of Education, NJ, GO, (BAM School Board Reserve Fund Insured) 4.00%, 07/15/2034	1,034,771
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,092,223
		29,344,249
	New Mexico - 0.1%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,059,001
1,580,000	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,588,947
		2,647,948
	New York - 12.8%
490,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	490,000
785,000	City of New York, NY, GO 4.00%, 03/01/2038	796,677
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050	7,034,453
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(4)	316,423
1,000,000	5.00%, 11/15/2030	1,096,827
1,025,000	5.00%, 11/15/2032	1,128,706
4,000,000	5.00%, 11/15/2034	4,035,717
845,000	5.00%, 11/15/2036	890,426
9,005,000	5.00%, 11/15/2045	9,658,248
5,755,000	5.00%, 11/15/2052	5,917,482
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,311,280
	New York City Industrial Dev Agency, NY, Rev, (AGM Insured)
2,750,000	3.00%, 01/01/2039	2,306,009
1,180,000	5.00%, 03/01/2030	1,309,051
	New York City Municipal Water Finance Auth, NY, Rev
3,450,000	4.13%, 06/15/2047	3,429,319
3,335,000	5.00%, 06/15/2044	3,679,867

153

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	New York - 12.8% - (continued)
$ 1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	$ 1,045,082
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,875,000	4.00%, 05/01/2035	1,976,440
3,000,000	4.00%, 11/01/2036	3,091,677
1,525,000	4.00%, 11/01/2037	1,550,011
3,460,000	4.00%, 05/01/2038	3,495,612
1,000,000	4.00%, 05/01/2039	1,003,294
2,345,000	5.00%, 11/01/2033	2,675,286
2,995,000	5.00%, 05/01/2036	3,289,930
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,039,406
2,145,000	1.20%, 11/15/2028	1,833,899
2,035,000	2.75%, 02/15/2044	1,514,213
14,775,000	5.00%, 11/15/2044(2)	14,470,604
2,300,000	5.15%, 11/15/2034(2)	2,303,784
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	22,942,887
1,000,000	5.00%, 03/15/2030	1,010,165
2,500,000	5.00%, 03/15/2033	2,640,742
3,800,000	5.00%, 03/15/2035	4,157,477
4,000,000	5.00%, 03/15/2043	4,194,856
33,000,000	New York State Housing Finance Agency, NY, Rev 4.00%, 11/15/2037	33,000,000
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	1,005,985
15,000,000	New York State Urban Dev Corp., NY, Rev 4.00%, 03/15/2037	15,491,373
	New York Transportation Dev Corp., NY, Rev
1,350,000	5.00%, 12/01/2023	1,354,161
265,000	5.00%, 12/01/2025	271,317
1,000,000	5.00%, 12/01/2029	1,090,826
4,700,000	5.00%, 12/01/2030	5,093,063
1,000,000	5.00%, 12/01/2031	1,102,618
3,870,000	5.00%, 12/01/2033	4,228,834
1,000,000	5.00%, 12/01/2036	1,065,652
	Port Auth of New York & New Jersey, NY, Rev
1,190,000	4.00%, 07/15/2040	1,190,449
2,750,000	5.00%, 10/15/2025	2,789,430
1,000,000	5.00%, 10/15/2028	1,022,989
1,000,000	5.00%, 01/15/2036	1,111,901
1,125,000	5.00%, 01/15/2037	1,236,977
1,000,000	5.00%, 01/15/2038	1,086,647
4,500,000	5.00%, 11/01/2038	4,747,526
1,455,000	5.00%, 08/01/2039	1,573,576
1,880,000	5.25%, 08/01/2040	2,064,427
	State of New York Mortgage Agency, NY, Rev
1,000,000	3.15%, 04/01/2024	995,767
1,330,000	3.25%, 10/01/2024	1,320,509
60,000	3.50%, 10/01/2034	59,857
	Syracuse Industrial Dev Agency, NY, Rev
320,000	5.00%, 01/01/2029	248,441
2,635,000	5.00%, 01/01/2031	2,038,840
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,385,051
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(4)	979,878
4,000,000	5.00%, 11/15/2040	4,467,223
3,750,000	5.00%, 11/15/2041	4,166,717
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	New York - 12.8% - (continued)
$ 2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	$ 2,068,595
	Westchester County Local Dev Corp., NY, Rev
3,420,000	2.88%, 07/01/2026(2)	3,261,752
3,950,000	3.20%, 07/01/2028(2)	3,694,657
		224,850,888
	North Carolina - 0.6%
1,375,000	North Carolina Housing Finance Agency, NC, Rev 4.00%, 07/01/2047	1,364,531
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	238,943
565,000	5.00%, 01/01/2027	562,352
795,000	5.00%, 01/01/2028	788,764
275,000	5.00%, 01/01/2029	272,421
1,050,000	5.00%, 01/01/2039	970,151
3,670,000	5.00%, 01/01/2044	3,515,845
	Raleigh Durham Airport Auth, NC, Rev
1,500,000	5.00%, 05/01/2027	1,579,317
1,000,000	5.00%, 05/01/2030	1,052,107
		10,344,431
	North Dakota - 0.1%
2,220,000	North Dakota Housing Finance Agency, ND, Rev 4.25%, 07/01/2049	2,213,714
	Ohio - 3.0%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	978,590
500,000	5.00%, 02/15/2025	512,163
300,000	5.00%, 02/15/2026	312,436
400,000	5.00%, 02/15/2027	424,746
	Buckeye Tobacco Settlement Financing Auth, OH, Rev
30,645,000	0.00%, 06/01/2057(4)	3,909,306
8,105,000	5.00%, 06/01/2055	7,532,965
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	424,266
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	465,585
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030	5,549,766
	Ohio Higher Educational Facility Commission, OH, Rev
3,200,000	5.00%, 07/01/2036	3,619,691
2,800,000	5.00%, 07/01/2037	3,134,100
	Ohio Housing Finance Agency, OH, Rev
1,520,000	3.00%, 03/01/2052	1,463,163
2,125,000	3.25%, 09/01/2052	2,055,772
1,505,000	3.75%, 09/01/2050	1,481,441
3,800,000	4.50%, 03/01/2050	3,809,726
2,955,000	5.00%, 03/01/2052	3,039,590
5,000,000	5.75%, 03/01/2054	5,310,685
7,500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	6,400,375
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052	1,864,764
		52,289,130
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
935,000	5.25%, 08/15/2048	907,394
935,000	5.50%, 08/15/2057	919,375
		1,826,769

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Oregon - 2.9%
$ 1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	$ 1,788,570
	Clackamas & Washington Counties School Dist No. 3, OR, GO, (School Board Guaranty Insured)
2,500,000	0.00%, 06/15/2036(4)	1,452,872
405,000	0.00%, 06/15/2037(4)	221,609
500,000	0.00%, 06/15/2039(4)	244,981
8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(4)	3,773,482
10,420,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	2,940,651
625,000	Jackson County School Dist No. 4, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	406,853
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	612,901
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	446,607
2,500,000	Oregon Health & Science University, OR, Rev 4.00%, 07/01/2046	2,449,412
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,038,484
4,000,000	4.00%, 07/01/2036	4,009,418
6,455,000	5.00%, 07/01/2029	6,958,771
1,000,000	5.00%, 07/01/2031	1,010,014
750,000	5.00%, 07/01/2032	757,409
3,650,000	5.00%, 07/01/2035	4,037,994
2,200,000	5.00%, 07/01/2036	2,407,178
2,000,000	5.00%, 07/01/2037	2,165,603
1,790,000	5.00%, 07/01/2038	1,925,351
2,800,000	5.00%, 07/01/2044	2,898,361
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	887,992
720,000	5.00%, 05/15/2048	659,473
3,395,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	3,395,940
	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured)
1,500,000	0.00%, 06/15/2036(4)	889,484
1,600,000	0.00%, 06/15/2037(4)	894,719
1,790,000	0.00%, 06/15/2038(4)	943,243
		51,217,372
	Pennsylvania - 3.4%
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	230,483
930,000	City of Philadelphia Water & Wastewater, PA, Rev 5.00%, 11/01/2029	1,003,427
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,717,122
2,000,000	5.00%, 02/01/2034	2,212,697
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Pennsylvania - 3.4% - (continued)
$ 1,555,000	5.00%, 02/01/2035	$ 1,708,578
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,367,272
125,000	5.00%, 06/01/2028	134,383
1,070,000	5.00%, 06/01/2029	1,152,505
145,000	5.00%, 06/01/2031	155,777
2,410,000	Harrisburg School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,561,969
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,163,042
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured)
1,000,000	4.00%, 07/01/2039	954,924
2,040,000	5.00%, 07/01/2036	2,220,669
2,415,000	5.00%, 07/01/2037	2,598,144
	Lancaster County Hospital Auth, PA, Rev
635,000	5.00%, 07/01/2024	633,125
515,000	5.00%, 07/01/2025	511,461
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	917,316
1,750,000	4.00%, 07/01/2056	1,246,080
3,000,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2047	3,128,305
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,787,863
2,455,000	5.00%, 12/01/2046	2,319,208
	Pennsylvania Higher Educational Facs Auth, PA, Rev
1,500,000	5.00%, 05/01/2025	1,535,057
920,000	5.00%, 05/01/2032	972,388
2,805,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,978,162
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	528,187
755,000	5.00%, 12/01/2042	790,546
1,885,000	5.25%, 12/01/2052	2,056,533
	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured)
195,000	5.00%, 09/01/2032	218,394
950,000	5.00%, 09/01/2033	1,063,917
735,000	5.00%, 09/01/2034	821,416
	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured)
2,000,000	5.00%, 09/01/2023	2,001,762
1,200,000	5.00%, 09/01/2024	1,217,094
2,415,000	5.00%, 09/01/2025	2,487,584
1,000,000	5.00%, 09/01/2026	1,045,584
1,000,000	5.00%, 09/01/2027	1,062,749
1,100,000	5.00%, 09/01/2031	1,195,203
1,060,000	5.00%, 09/01/2032	1,158,056
	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	2,630,370
105,000	5.00%, 04/01/2029	114,768
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,541,782
		59,143,902

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Puerto Rico - 2.2%
$ 19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	$ 20,109,727
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(4)	4,943,370
10,000,000	4.33%, 07/01/2040	9,413,345
4,750,000	5.00%, 07/01/2058	4,623,002
		39,089,444
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	2,772,732
2,020,000	5.00%, 05/15/2028	2,155,368
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	237,522
1,000,000	5.00%, 12/01/2028	1,066,284
		6,231,906
	South Carolina - 2.0%
4,515,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	970,941
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,600,003
1,375,000	5.00%, 05/01/2048	1,388,907
1,000,000	5.25%, 08/01/2024	1,000,000
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,424,267
1,240,000	5.00%, 07/01/2029	1,336,088
1,100,000	5.00%, 07/01/2030	1,186,909
5,090,000	5.00%, 07/01/2031	5,457,760
1,000,000	5.00%, 07/01/2033	1,061,390
	South Carolina Public Service Auth, SC, Rev
3,000,000	4.00%, 12/01/2033	3,042,547
4,000,000	4.00%, 12/01/2037	3,984,236
1,000,000	5.00%, 12/01/2026	1,047,850
1,460,000	5.00%, 12/01/2031	1,592,998
1,400,000	5.00%, 12/01/2032	1,524,334
5,045,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	5,470,502
		35,088,732
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev, (GNMA/FNMA/FHLMC Insured)
615,000	2.45%, 11/01/2023	612,777
3,935,000	3.00%, 11/01/2052	3,772,131
670,000	3.50%, 11/01/2046	662,519
340,000	4.00%, 11/01/2047	337,522
1,430,000	6.00%, 05/01/2054	1,539,518
		6,924,467
	Tennessee - 0.6%
890,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2044	917,416
2,940,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2031	3,270,250
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,124,653
1,000,000	5.50%, 07/01/2039	1,123,747
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Tennessee - 0.6% - (continued)
$ 570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	$ 581,373
	Tennessee Housing Dev Agency, TN, Rev
555,000	3.50%, 07/01/2045	547,077
1,575,000	3.50%, 01/01/2047	1,551,589
1,980,000	4.00%, 01/01/2049	1,963,967
		11,080,072
	Texas - 7.2%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
1,000,000	5.00%, 08/15/2027	1,015,512
2,505,000	5.00%, 08/15/2038	2,750,084
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	722,179
1,000,000	5.00%, 01/01/2033	1,105,413
1,000,000	5.00%, 01/01/2036	1,087,822
1,000,000	5.00%, 01/01/2046	1,047,262
1,500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2037	1,513,619
1,000,000	City of Arlington, TX, Special Tax, (AGM Insured) 5.00%, 02/15/2034	1,024,669
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	621,878
1,125,000	5.00%, 11/15/2028	1,172,883
560,000	5.00%, 11/15/2030	583,102
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,032,603
1,075,000	4.00%, 08/15/2033	1,082,093
1,250,000	4.00%, 08/15/2034	1,256,602
	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(4)	977,984
1,285,000	0.00%, 09/01/2030(4)	990,807
330,000	0.00%, 09/01/2033(4)	221,844
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049	3,455,523
1,965,000	5.00%, 02/01/2024	1,980,572
1,085,000	5.00%, 02/01/2035	1,240,733
1,355,000	5.00%, 02/01/2038	1,505,886
2,550,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038	2,440,109
	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,026,952
1,050,000	4.00%, 08/15/2030	1,065,906
500,000	4.00%, 08/15/2031	506,664
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,042,422
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2023	1,003,688
1,000,000	5.00%, 11/01/2024	1,020,319
6,885,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.70%, 08/01/2052(1)	6,876,883
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,556,539

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Texas - 7.2% - (continued)
$ 2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050	$ 2,171,175
	Harris County-Houston Sports Auth, TX, Rev
2,640,000	5.00%, 11/15/2030	2,686,803
500,000	5.00%, 11/15/2032	506,684
2,950,000	5.00%, 11/15/2034	2,986,332
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	527,030
1,000,000	5.00%, 12/01/2035	1,044,552
1,000,000	5.00%, 12/01/2036	1,035,676
	Kerrville Health Facs Dev Corp., TX, Rev
1,300,000	5.00%, 08/15/2024	1,315,072
1,500,000	5.00%, 08/15/2035	1,534,801
1,580,000	La Joya Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,593,053
6,670,000	Lower Colorado River Auth, TX, Rev, (AGM Insured) 5.00%, 05/15/2035	7,636,117
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,935,000	4.00%, 11/01/2055	1,454,271
3,375,000	5.00%, 11/01/2031	3,091,137
1,000,000	5.00%, 11/01/2046	781,419
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	9,959,449
1,000,000	5.00%, 01/01/2030	1,007,046
1,200,000	5.00%, 01/01/2035	1,247,828
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,025,567
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,523,300
1,085,000	4.00%, 08/01/2030	1,101,319
19,870,000	4.05%, 06/01/2043	19,870,000
2,575,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 10/01/2034	2,592,828
2,995,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	3,112,489
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2031	3,800,162
3,230,000	5.00%, 12/15/2032	3,352,225
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	873,706
1,080,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,015,789
3,000,000	Waco Educational Finance Corp., TX, Rev 4.00%, 03/01/2051	2,752,317
		125,526,699
	Utah - 0.1%
490,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	500,893
775,000	Utah Housing Corp., UT, Rev, (FHA Insured) 4.00%, 01/01/2045	768,435
		1,269,328
	Vermont - 0.1%
	Vermont Housing Finance Agency, VT, Rev
145,000	4.00%, 11/01/2045	144,663
535,000	4.00%, 11/01/2046	527,887
750,000	4.00%, 05/01/2048	742,729
		1,415,279
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Virginia - 1.8%
$ 880,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	$ 978,772
7,545,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041	7,351,528
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,903,169
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,994,964
1,250,000	4.00%, 07/01/2035	1,240,787
1,000,000	4.00%, 01/01/2036	984,829
1,100,000	4.00%, 01/01/2037	1,068,269
1,470,000	5.00%, 01/01/2027	1,518,125
3,490,000	5.00%, 07/01/2034	3,782,750
5,000,000	5.00%, 01/01/2036	5,332,951
2,395,000	5.00%, 06/30/2042	2,497,365
1,000,000	5.00%, 12/31/2047	1,030,661
		30,684,170
	Washington - 0.5%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NATL Insured) 0.00%, 06/01/2028(4)	1,761,673
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,148,946
2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	2,045,508
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(2)	1,080,416
		8,036,543
	West Virginia - 0.8%
	West Virginia Economic Dev Auth, WV, Rev
1,555,000	2.55%, 03/01/2040	1,533,776
13,000,000	3.75%, 12/01/2042	12,914,633
		14,448,409
	Wisconsin - 3.7%
1,790,000	County of Milwaukee Airport, WI, Rev 5.00%, 12/01/2025	1,793,475
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046	8,394,621
1,375,000	4.00%, 01/01/2042	1,218,454
1,095,000	4.00%, 01/01/2047	936,151
1,530,000	4.00%, 07/01/2050	1,406,399
2,165,000	4.00%, 10/01/2051	1,568,170
1,005,000	5.00%, 09/01/2025(2)	991,139
2,940,000	5.00%, 07/01/2035	3,121,268
1,050,000	5.00%, 07/01/2036	1,107,983
2,875,000	5.00%, 10/01/2043(2)	2,544,143
2,340,000	5.00%, 10/01/2044	2,413,148
5,845,000	5.00%, 02/01/2052	5,803,326
2,015,000	5.00%, 10/01/2053(2)	1,681,897
3,350,000	5.00%, 02/01/2062	3,271,461
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,071,545
1,595,000	4.00%, 04/01/2039	1,559,209
1,350,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2031(4)	982,231
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,100,000	4.00%, 01/01/2047	793,410
1,200,000	4.00%, 08/15/2051	907,929
1,700,000	4.00%, 08/15/2055	1,254,914
1,670,000	4.00%, 01/01/2057	1,123,349

157

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Wisconsin - 3.7% - (continued)
$ 7,415,000	4.16%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(3)		$ 7,196,743
3,000,000	5.00%, 11/15/2027		3,051,670
1,700,000	5.00%, 12/01/2028		1,725,551
7,275,000	5.00%, 11/01/2039		6,234,976
1,000,000	5.00%, 11/01/2054		770,045
1,105,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev 4.00%, 09/01/2045		1,098,332
1,205,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050		1,141,467
			65,163,006
	Wyoming - 0.0%
525,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 12/01/2046		521,140
	Total Municipal Bonds (cost $1,715,496,880)		$ 1,645,997,397
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,865,106	3.15%, 10/15/2036		$ 2,426,756
	Total U.S. Government Agencies (cost $2,917,969)		$ 2,426,756
	Total Long-Term Investments (cost $1,718,414,849)		$ 1,648,424,153
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
22,520,195	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $22,523,498; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $22,970,648		$ 22,520,195
	Total Short-Term Investments (cost $22,520,195)		$ 22,520,195
	Total Investments (cost $1,740,935,044)	95.5%	$ 1,670,944,348
	Other Assets and Liabilities	4.5%	79,385,433
	Total Net Assets	100.0%	$ 1,750,329,781
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $18,018,609 at July 31, 2023.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $48,012,690, representing 2.7% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,645,997,397	$ —	$ 1,645,997,397	$ —
U.S. Government Agencies	2,426,756	—	2,426,756	—
Short-Term Investments	22,520,195	—	22,520,195	—
Total	$ 1,670,944,348	$ —	$ 1,670,944,348	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
158

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9%
	Alabama - 4.5%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$ 103,764
400,000	5.25%, 12/01/2027	416,138
300,000	5.25%, 12/01/2028	315,319
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	516,143
250,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2024	252,859
350,000	State of Alabama Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2024	356,897
		1,961,120
	Arizona - 0.5%
215,000	Tempe Industrial Dev Auth, AZ, Rev 4.00%, 12/01/2023	214,200
	California - 3.0%
130,000	Bay Area Toll Auth, CA, Rev 4.28%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	126,315
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	401,203
95,000	5.00%, 12/01/2053(2)	99,126
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	203,533
40,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(3)	38,690
10,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation 4.00%, 08/01/2023	10,000
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	96,265
125,000	4.00%, 09/01/2026	124,505
120,000	4.00%, 09/01/2027	119,856
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	104,509
		1,324,002
	Colorado - 1.6%
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	214,104
70,000	E-470 Public Highway Auth, CO, Rev 3.90%, 09/01/2039, 3 mo. USD SOFR + 0.35%(1)	69,788
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	328,427
60,000	5.00%, 07/15/2025	61,378
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(2)	28,839
		702,536
	Connecticut - 1.1%
95,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	94,235
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(2)	220,841
180,000	2.80%, 07/01/2048(2)	176,238
		491,314
	Florida - 4.2%
250,000	Alachua County Health Facs Auth, FL, Rev 4.00%, 12/01/2023	250,207
175,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2024	176,228
60,000	City of Pompano Beach, FL, Rev 1.45%, 01/01/2027	53,669
50,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2024	50,572
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Florida - 4.2% - (continued)
$ 135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	$ 138,468
125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	127,359
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	365,543
250,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2023	250,457
145,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	142,796
	Village Community Dev Dist No. 13, FL, Special Assessment
75,000	1.80%, 05/01/2026	70,634
125,000	2.63%, 05/01/2024	123,620
100,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.25%, 05/01/2028(3)	100,423
		1,849,976
	Georgia - 3.5%
	Main Street Natural Gas, Inc., GA, Rev
65,000	4.00%, 12/01/2023	64,956
50,000	4.00%, 08/01/2049(2)	50,090
855,000	4.00%, 03/01/2050(2)	850,469
200,000	5.00%, 03/01/2026	205,215
	Municipal Electric Auth of Georgia, GA, Rev
140,000	5.00%, 01/01/2024	140,744
100,000	5.00%, 07/01/2025	102,783
100,000	5.00%, 07/01/2029	110,386
		1,524,643
	Idaho - 0.2%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	105,685
	Illinois - 13.8%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	37,870
	Chicago Board of Education, IL, GO, (NATL Insured)
150,000	0.00%, 12/01/2024(4)	141,896
110,000	5.50%, 12/01/2026	113,618
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	316,465
210,000	City of Chicago Wastewater Transmission, IL, Rev, (NATL Insured) 0.00%, 01/01/2024(4)	206,647
	Illinois Finance Auth, IL, Rev
45,000	5.00%, 10/01/2023	45,101
295,000	5.00%, 11/15/2023	295,929
75,000	5.00%, 05/15/2050(2)	75,611
100,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053(5)	107,439
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	86,677
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2026	105,397
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	212,805
205,000	5.00%, 02/01/2027	217,582
30,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 5.50%, 12/15/2023	30,146
80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	81,597

159

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Illinois - 13.8% - (continued)
$ 200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	$ 212,522
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2024	150,841
1,040,000	5.00%, 01/01/2026	1,076,911
120,000	5.00%, 01/01/2027	126,516
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	72,730
400,000	5.00%, 06/15/2027	415,234
	State of Illinois, IL, GO
100,000	5.00%, 10/01/2023	100,205
440,000	5.00%, 03/01/2024	443,401
300,000	5.00%, 11/01/2025	309,662
250,000	5.00%, 03/01/2026	259,429
740,000	5.00%, 11/01/2028	787,570
		6,029,801
	Indiana - 1.8%
250,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 07/15/2024	253,815
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	521,562
		775,377
	Kentucky - 0.6%
40,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2023	40,045
200,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049(2)	199,948
		239,993
	Louisiana - 0.6%
170,000	Parish of St John the Baptist, LA, Rev 2.13%, 06/01/2037(2)	166,882
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.21%, 05/01/2043, 3 mo. USD SOFR + 0.50%(1)	98,114
		264,996
	Maine - 0.6%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2025	257,471
	Massachusetts - 2.6%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	4.58%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(3)	98,942
150,000	5.00%, 07/01/2024	151,593
770,000	5.00%, 07/01/2025	787,491
80,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 07/01/2024	80,735
		1,118,761
	Michigan - 0.6%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	247,493
	Minnesota - 1.9%
400,000	Minnesota Housing Finance Agency, MN, GO 5.00%, 09/01/2024	407,831
430,000	Minnesota Housing Finance Agency, MN, Rev 3.00%, 01/01/2051	414,032
		821,863
	Mississippi - 0.7%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	289,621
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Missouri - 0.3%
$ 150,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2023	$ 149,941
	Nebraska - 2.0%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(2)	369,670
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(2)	94,680
110,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	109,112
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	312,628
		886,090
	Nevada - 1.2%
150,000	City of Reno Sales Tax, NV, Rev, (AGM Insured) 5.00%, 06/01/2024	151,482
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	102,984
270,000	5.00%, 06/15/2026	283,377
		537,843
	New Hampshire - 0.5%
220,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2024	219,396
	New Jersey - 3.1%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,999
100,000	5.00%, 11/01/2028	108,499
140,000	New Jersey Educational Facs Auth, NJ, Rev 5.00%, 07/01/2024	140,948
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	367,629
60,000	5.00%, 12/15/2023	60,315
40,000	5.00%, 12/15/2024	40,830
300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM Insured) 5.25%, 01/01/2026	313,898
105,000	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured) 5.00%, 07/15/2024	106,434
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	103,201
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	71,843
		1,372,596
	New Mexico - 2.2%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
245,000	3.00%, 07/01/2052	234,729
330,000	3.00%, 03/01/2053	316,020
45,000	3.75%, 03/01/2048	44,397
315,000	3.75%, 01/01/2050	310,171
75,000	4.00%, 01/01/2049	74,392
		979,709
	New York - 7.8%
10,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	10,000
755,000	City of New York, NY, GO 5.00%, 08/01/2024	768,446
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	271,394
150,000	5.00%, 11/15/2027	156,234
500,000	5.00%, 11/15/2034(2)	504,465
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	154,892

160

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	New York - 7.8% - (continued)
$ 450,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2026	$ 466,722
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	319,926
200,000	5.00%, 12/01/2026	207,337
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	556,202
		3,415,618
	North Dakota - 1.1%
	North Dakota Housing Finance Agency, ND, Rev
40,000	3.50%, 07/01/2046	39,350
470,000	3.75%, 07/01/2050	462,903
		502,253
	Ohio - 5.7%
	City of Cleveland Airport System, OH, Rev
150,000	5.00%, 01/01/2024	150,563
565,000	5.00%, 01/01/2027	587,340
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(2)	460,817
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	143,571
	Ohio Housing Finance Agency, OH, Rev
255,000	3.00%, 03/01/2052	245,465
400,000	5.75%, 03/01/2054	424,855
250,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2024	252,393
150,000	Southern Ohio Port Auth, OH, Rev 6.25%, 12/01/2025(3)	141,714
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(2)	68,342
		2,475,060
	Oregon - 0.3%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,229
55,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	54,146
		114,375
	Pennsylvania - 2.6%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	102,437
250,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2024	252,073
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	51,356
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	480,985
260,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	252,309
		1,139,160
	Puerto Rico - 2.0%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	525,449
	Puerto Rico Sales Tax Financing Corp., PR, Rev
178,000	0.00%, 07/01/2024(4)	171,681
244,000	0.00%, 07/01/2029(4)	190,520
		887,650
	Rhode Island - 1.1%
	Rhode Island Student Loan Auth, RI, Rev
100,000	5.00%, 12/01/2023	100,351
350,000	5.00%, 12/01/2027	369,623
		469,974
	South Carolina - 0.7%
70,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2024	70,407
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	South Carolina - 0.7% - (continued)
$ 150,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.00%, 05/01/2024	$ 151,432
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	67,135
		288,974
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev, (GNMA/FNMA/FHLMC Insured)
180,000	4.00%, 05/01/2039	178,115
85,000	6.00%, 05/01/2054	91,510
		269,625
	Tennessee - 2.2%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	255,177
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	103,776
	Tennessee Housing Dev Agency, TN, Rev
455,000	1.25%, 01/01/2026	427,938
45,000	3.50%, 07/01/2045	44,358
65,000	3.50%, 01/01/2047	64,028
70,000	3.50%, 01/01/2048	68,897
		964,174
	Texas - 14.6%
70,000	Big Sandy Independent School Dist/Upshur County, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	70,621
	Central Texas Turnpike System, TX, Rev, (AMBAC Insured)
870,000	0.00%, 08/15/2026(4)	781,782
100,000	5.00%, 08/15/2024	101,200
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	257,247
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	353,787
	City of Houston Hotel Occupancy Tax & Special, TX, Rev
40,000	4.00%, 09/01/2024	40,129
30,000	4.00%, 09/01/2026	30,602
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,062,412
	City of San Antonio Electric & Gas Systems, TX, Rev
95,000	1.75%, 02/01/2049(2)	89,084
145,000	5.00%, 02/01/2024	146,149
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	294,793
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,932
500,000	North East Independent School Dist, TX, GO, (PSF-GTD Insured) 2.00%, 08/01/2052(2)	500,000
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	532,640
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(2)	265,713
740,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 3.50%, 07/01/2052	721,312
285,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	296,180
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	356,218
425,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	399,732
		6,404,533

161

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.9% - (continued)
	Utah - 0.3%
$ 130,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033		$ 132,890
	Virginia - 0.4%
190,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(2)		185,128
	Washington - 1.7%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		534,342
195,000	Tobacco Settlement Auth, WA, Rev 5.00%, 06/01/2024		195,135
			729,477
	West Virginia - 1.1%
	West Virginia Economic Dev Auth, WV, Rev
55,000	2.55%, 03/01/2040(2)		54,249
450,000	3.75%, 12/01/2042(2)		447,045
			501,294
	Wisconsin - 3.6%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(2)		496,623
150,000	4.00%, 07/01/2025		150,344
225,000	4.00%, 07/01/2026		227,702
70,000	4.00%, 10/01/2027		67,675
	Wisconsin Health & Educational Facs Auth, WI, Rev
210,000	4.00%, 01/01/2025		206,795
180,000	4.16%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(1)		174,702
200,000	5.00%, 11/01/2025		195,835
40,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050(2)		37,891
			1,557,567
	Total Municipal Bonds (cost $43,846,515)		$ 42,402,179
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
227,656	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $227,689; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $232,305		$ 227,656
	Total Short-Term Investments (cost $227,656)		$ 227,656
	Total Investments (cost $44,074,171)	97.4%	$ 42,629,835
	Other Assets and Liabilities	2.6%	1,123,190
	Total Net Assets	100.0%	$ 43,753,025
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $379,769, representing 0.9% of net assets.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $107,197 at July 31, 2023.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

162

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 42,402,179	$ —	$ 42,402,179	$ —
Short-Term Investments	227,656	—	227,656	—
Total	$ 42,629,835	$ —	$ 42,629,835	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
163

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
	Australia - 0.2%
AUD 376,740	Australia Government Bonds 0.75%, 11/21/2027(1)(2)	$ 246,960
	Canada - 1.2%
	Canada Government Real Return Bonds
CAD 438,049	4.00%, 12/01/2031(1)	389,001
1,420,991	4.25%, 12/01/2026(1)	1,150,557
		1,539,558
	France - 0.6%
	French Republic Government Bonds OAT
EUR 366,963	0.10%, 03/01/2028(1)(2)	397,864
369,478	0.10%, 03/01/2032(1)(2)	396,727
		794,591
	Germany - 0.5%
	Deutsche Bundesrepublik Bonds Inflation-Linked
135,880	0.10%, 04/15/2026(1)(2)	147,230
408,721	0.50%, 04/15/2030(1)(2)	461,505
		608,735
	Japan - 0.9%
JPY 149,292,900	Japan Government CPI-Linked Bonds 0.10%, 03/10/2026(1)	1,101,140
	Spain - 0.3%
EUR 366,000	Spain Government Bonds Inflation-Linked 0.65%, 11/30/2027(1)(2)	399,145
	Sweden - 0.3%
SEK 3,616,908	Sweden Bonds Inflation-Linked 3.50%, 12/01/2028(1)(2)	390,436
	United Kingdom - 1.1%
	U.K. Inflation-Linked Gilts
GBP 552,132	0.13%, 03/22/2026(1)(2)	683,991
587,871	0.13%, 08/10/2031(1)(2)	734,888
		1,418,879
	Total Foreign Government Obligations (cost $6,749,988)	$ 6,499,444
U.S. GOVERNMENT SECURITIES - 23.8%
	U.S. Treasury Securities - 23.8%
	U.S. Treasury Inflation-Protected Bonds - 2.1%
$ 791,119	1.75%, 01/15/2028(1)	$ 783,215
1,225,692	2.00%, 01/15/2026(1)	1,208,296
663,504	2.38%, 01/15/2027(1)	666,738
		2,658,249
	U.S. Treasury Inflation-Protected Notes - 21.7%
2,720,225	0.13%, 10/15/2024(1)	2,624,087
2,943,322	0.13%, 07/15/2026(1)	2,767,259
2,251,659	0.13%, 01/15/2030(1)	2,024,712
3,522,132	0.13%, 01/15/2031(1)	3,126,993
2,007,589	0.13%, 01/15/2032(1)	1,762,169
353,079	0.25%, 01/15/2025(1)	338,436
2,793,828	0.25%, 07/15/2029(1)	2,561,127
2,551,903	0.38%, 07/15/2025(1)	2,442,924
931,596	0.38%, 01/15/2027(1)	874,991
382,185	0.50%, 01/15/2028(1)	358,399
4,050,672	0.63%, 01/15/2026(1)	3,864,317
1,035,818	0.75%, 07/15/2028(1)	984,584
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 23.8% - (continued)
	U.S. Treasury Securities - 23.8% - (continued)
	U.S. Treasury Inflation-Protected Notes - 21.7% - (continued)
$ 2,306,336	0.88%, 01/15/2029(1)	$ 2,190,704
1,613,026	1.13%, 01/15/2033(1)	1,538,345
		27,459,047
	Total U.S. Government Securities (cost $30,479,977)	$ 30,117,296
COMMON STOCKS - 52.3%
	Automobiles & Components - 0.0%
3,255	NOK Corp.	$ 49,012
	Banks - 1.2%
7,135	ABN AMRO Bank NV GDR(3)	121,318
15,335	AIB Group PLC	72,131
35,502	Banco Bradesco SA ADR	125,322
6,861	Bank of Ireland Group PLC	72,389
22,794	BPER Banca	78,874
3,587	CaixaBank SA	14,510
2,990	KB Financial Group, Inc.	119,754
9,706	Mitsubishi UFJ Financial Group, Inc.	78,155
15,555	Resona Holdings, Inc.	84,683
4,414	Shinhan Financial Group Co. Ltd.	121,488
3,392	Societe Generale SA	92,251
16,508	Standard Chartered PLC	158,568
2,895	Sumitomo Mitsui Trust Holdings, Inc.	112,621
43,353	Unicaja Banco SA(3)	50,600
7,916	UniCredit SpA	200,435
		1,503,099
	Capital Goods - 1.8%
5,381	Chiyoda Corp.*	13,069
1,800	Cie de Saint-Gobain	121,736
7,653	CK Hutchison Holdings Ltd.	47,199
5,459	Flowserve Corp.	206,132
27,132	Fluor Corp.*	840,549
2,497	Fugro NV*	44,525
5,351	JGC Holdings Corp.	75,024
4,701	Sociedad Quimica y Minera de Chile SA ADR(4)	346,417
4,624	Vinci SA	543,077
1,594	WillScot Mobile Mini Holdings Corp.*	76,432
		2,314,160
	Commercial & Professional Services - 0.2%
2,583	Adecco Group AG	105,268
42,289	Hays PLC	58,185
8,403	Pagegroup PLC	48,117
		211,570
	Consumer Discretionary Distribution & Retail - 0.0%
3,948	Xebio Holdings Co. Ltd.	31,588
	Consumer Durables & Apparel - 0.1%
1,195	Berkeley Group Holdings PLC	66,630
4,632	Sekisui House Ltd.	94,501
		161,131
	Consumer Services - 0.4%
1,088	Hyatt Hotels Corp. Class A	137,469
3,713	Oriental Land Co. Ltd.	142,407
2,041	Whitbread PLC	91,684
643	Wynn Resorts Ltd.	70,074
		441,634
	Consumer Staples Distribution & Retail - 0.2%
3,421	Alimentation Couche-Tard, Inc.	173,197
3,845	Carrefour SA	76,866
11,741	J Sainsbury PLC	41,803
		291,866

164

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.3% - (continued)
	Energy - 15.4%
940	Ampol Ltd.	$ 20,818
6,787	Antero Resources Corp.*	181,552
20,113	ARC Resources Ltd.	303,834
299,062	BP PLC	1,855,515
4,501	BP PLC ADR	167,887
4,578	Cameco Corp.	160,950
420	Cheniere Energy, Inc.	67,981
4,466	Chesapeake Energy Corp.	376,662
3,710	Chevron Corp.	607,179
385	Chord Energy Corp.	60,383
7,347	ConocoPhillips	864,889
24,733	Coterra Energy, Inc.	681,147
1,683	Diamondback Energy, Inc.	247,940
3,585	Enbridge, Inc.	131,802
12,054	ENEOS Holdings, Inc.	43,734
1,339	Enerplus Corp.	22,388
37,944	Eni SpA	579,286
5,203	EOG Resources, Inc.	689,554
8,847	EQT Corp.	373,166
19,240	Equinor ASA	588,522
10,332	Exxon Mobil Corp.	1,108,004
154,778	Gazprom PJSC*(5)	—
5,608	Headwater Exploration, Inc.	31,599
5,674	Imperial Oil Ltd.	305,677
8,376	Inpex Corp.	108,153
872	Kodiak Gas Services, Inc.*	16,306
5,639	LUKOIL PJSC ADR*(5)	—
13,982	Marathon Oil Corp.	367,307
2,682	Marathon Petroleum Corp.	356,760
2,683	MOL Hungarian Oil & Gas PLC	21,181
1,484	Neste Oyj	54,634
200	Novatek PJSC GDR*(2)(5)	—
3,728	Occidental Petroleum Corp.	235,349
25,141	Oil & Natural Gas Corp. Ltd.	54,219
1,203	OMV AG	54,200
16,121	Parex Resources, Inc.	357,103
3,777	PDC Energy, Inc.	286,637
8,585	Pembina Pipeline Corp.	271,811
928	Phillips 66	103,518
1,844	Pioneer Natural Resources Co.	416,135
14,600	PTT Exploration & Production PCL	68,219
5,456	Reliance Industries Ltd.	169,370
29,538	Repsol SA	450,969
3,834	Schlumberger NV	223,676
943	Seadrill Ltd.*	46,122
24,457	Serica Energy PLC	75,294
37,926	Shell PLC	1,149,452
23,376	Shell PLC ADR	1,440,663
1,832	Sitio Royalties Corp. Class A(4)	50,087
8,257	Southwestern Energy Co.*	53,505
50,294	Surgutneftegas PJSC ADR*(5)	—
9,454	Targa Resources Corp.	775,133
814	TC Energy Corp.	29,174
12,535	Tenaris SA	208,301
2,604	Tenaris SA ADR	87,208
27,918	TotalEnergies SE	1,696,200
498	Tourmaline Oil Corp.	25,809
8,486	Trican Well Service Ltd.	26,642
21,801	Ultrapar Participacoes SA	87,089
4,025	Vallourec SA*	52,513
3,967	Viper Energy Partners LP	107,585
14,247	Williams Cos., Inc.	490,809
		19,487,602
	Equity Real Estate Investment Trusts (REITs) - 5.7%
1,627	Agree Realty Corp. REIT	105,397
2,952	American Assets Trust, Inc. REIT	66,420
4,182	American Homes 4 Rent Class A, REIT	156,741
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.3% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 5.7% - (continued)
2,428	American Tower Corp. REIT	$ 462,073
2,067	AvalonBay Communities, Inc. REIT	389,940
2,785	Boardwalk REIT	138,358
7,401	British Land Co. PLC REIT	32,114
9,364	Brixmor Property Group, Inc. REIT	212,937
6,923	CareTrust, Inc. REIT	143,929
65	Comforia Residential, Inc. REIT(4)	155,608
2,718	CubeSmart REIT	117,853
781	EastGroup Properties, Inc. REIT	138,378
13,814	Empire State Realty Trust, Inc. Class A, REIT	123,635
634	Equinix, Inc. REIT	513,489
1,416	Gecina SA REIT	153,087
2,934	Getty Realty Corp. REIT	94,827
11,121	Goodman Group REIT	153,772
2,662	Iron Mountain, Inc. REIT	163,447
90	Japan Hotel Investment Corp. REIT	44,690
82,800	Keppel DC REIT	136,458
5,524	Klepierre SA REIT	146,627
20,518	Land Securities Group PLC REIT	170,398
77,759	NewRiver PLC REIT	82,827
3,222	Phillips Edison & Co., Inc. REIT	113,769
4,946	Plymouth Industrial, Inc. REIT	112,620
5,393	Prologis, Inc. REIT	672,777
883	Public Storage REIT	248,785
1,009	Ryman Hospitality Properties, Inc. REIT	96,148
82,817	Shaftesbury Capital PLC REIT	127,327
2,660	SL Green Realty Corp. REIT(4)	100,309
63,767	Stockland REIT	181,228
2,579	Sun Communities, Inc. REIT	336,044
5,591	Tanger Factory Outlet Centers, Inc. REIT	130,885
7,241	UDR, Inc. REIT	296,012
1,823	Ventas, Inc. REIT	88,452
7,624	Veris Residential, Inc. REIT*	142,416
10,398	VICI Properties, Inc. REIT	327,329
3,848	Welltower, Inc. REIT	316,113
		7,193,219
	Financial Services - 0.5%
1,152	Berkshire Hathaway, Inc. Class B*	405,458
5,456	Jio Financial Services Ltd.*(5)	17,370
7,108	UBS Group AG	157,718
		580,546
	Food, Beverage & Tobacco - 0.4%
4,217	Archer-Daniels-Midland Co.	358,276
216,229	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,917
128,505	WH Group Ltd.(3)	70,137
		443,330
	Health Care Equipment & Services - 0.0%
163	HCA Healthcare, Inc.	44,468
	Insurance - 0.3%
4,255	Dai-ichi Life Holdings, Inc.	86,937
2,797	MS&AD Insurance Group Holdings, Inc.	104,030
100,101	Old Mutual Ltd.	72,821
8,784	T&D Holdings, Inc.	142,817
4,393	Tongyang Life Insurance Co. Ltd.*	12,176
		418,781
	Materials - 16.8%
5,585	Agnico Eagle Mines Ltd.(4)	292,710
63,533	Alrosa PJSC*(5)	—
40,826	Alumina Ltd.	39,410
4,879	Anglo American Platinum Ltd.	243,848
50,197	Anglo American PLC	1,543,647

165

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.3% - (continued)
	Materials - 16.8% - (continued)
14,117	Antofagasta PLC	$ 303,653
28,969	ArcelorMittal SA	837,835
105,554	B2Gold Corp.	365,815
94,276	Barrick Gold Corp.	1,628,641
619	BASF SE	33,185
55,387	BHP Group Ltd.	1,725,414
7,834	Boliden AB	230,392
321,100	Centamin PLC	396,480
6,940	Centerra Gold, Inc.	44,525
3,499	CF Industries Holdings, Inc.	287,198
73,832	China BlueChemical Ltd. Class H	18,454
16,253	Cleveland-Cliffs, Inc.*	286,865
1,730	Dowa Holdings Co. Ltd.	55,872
52,942	Dundee Precious Metals, Inc.	368,163
2,884	Eldorado Gold Corp.*	28,292
28,344	Endeavour Mining PLC(4)	684,821
5,822	Eramet SA	490,191
77,701	Evolution Mining Ltd.	195,065
3,520	Evonik Industries AG	72,910
2,288	FMC Corp.	220,174
32,958	Fortescue Metals Group Ltd.	484,507
5,411	Franco-Nevada Corp.	789,519
18,981	Fresnillo PLC	150,429
201,793	Glencore PLC	1,227,191
1,700	Heidelberg Materials AG	137,781
57,647	Hochschild Mining PLC	57,121
715	Holcim Ltd.*	49,833
1,122	Imerys SA	38,962
16,084	Impala Platinum Holdings Ltd.	116,176
7,466	Kumba Iron Ore Ltd.	204,800
1,776	Kyoei Steel Ltd.	26,731
17,391	Lundin Gold, Inc.	233,172
2,177	Maruichi Steel Tube Ltd.	51,597
3,470	Mitsubishi Gas Chemical Co., Inc.	52,045
1,301	MMC Norilsk Nickel PJSC ADR*(5)	—
5,631	Mondi PLC	98,771
9,914	Newmont Corp.	425,509
46,172	Norsk Hydro ASA	302,400
3,973	Nucor Corp.	683,714
12,103	Nufarm Ltd.	43,817
3,155	Nutrien Ltd.	217,415
131,640	OceanaGold Corp.	275,529
192,304	Perseus Mining Ltd.	226,108
229,887	Ramelius Resources Ltd.	198,687
35,033	Rio Tinto PLC	2,315,601
53,593	Semen Indonesia Persero Tbk PT	24,799
122,805	Sibanye Stillwater Ltd.	233,380
399,123	Silver Lake Resources Ltd.*	240,929
126,370	South32 Ltd.	332,757
24,889	SSR Mining, Inc.	362,581
2,833	Steel Dynamics, Inc.	301,941
2,369	Taiheiyo Cement Corp.	49,475
10,000	Teck Resources Ltd. Class B	444,242
19,764	Torex Gold Resources, Inc.*	277,279
533	Vale SA ADR	7,798
1,011	Vicat SA	34,367
3,257	Yara International ASA	133,022
		21,243,545
	Real Estate Management & Development - 1.2%
1,310	CBRE Group, Inc. Class A*	109,136
36,269	CK Asset Holdings Ltd.	210,036
51,600	Corp. Inmobiliaria Vesta SAB de CV	187,079
530	Corp. Inmobiliaria Vesta SAB de CV ADR	19,223
5,330	Mitsubishi Estate Co. Ltd.	65,323
10,742	Mitsui Fudosan Co. Ltd.	220,694
5,616	Nomura Real Estate Holdings, Inc.	139,294
3,279	Sagax AB	72,812
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.3% - (continued)
	Real Estate Management & Development - 1.2% - (continued)
5,500	Swire Pacific Ltd. Class A	$ 45,976
12,252	TAG Immobilien AG*	137,719
20,600	Tokyu Fudosan Holdings Corp.	122,466
286	VGP NV	30,534
25,630	Wharf Real Estate Investment Co. Ltd.	137,543
		1,497,835
	Software & Services - 0.2%
30,564	Bitfarms Ltd.*	56,323
9,353	Cipher Mining, Inc.*(4)	35,542
251	MicroStrategy, Inc. Class A*	109,908
2,337	Riot Platforms, Inc.*	43,281
		245,054
	Telecommunication Services - 1.7%
33,559	BT Group PLC	52,586
11,761	Cellnex Telecom SA*(3)	480,308
1,308	JTOWER, Inc.*	66,808
13,600	KDDI Corp.	400,271
2,389	KT Corp.	55,323
2,242	KT Corp. ADR(4)	26,299
6,965	Mobile TeleSystems PJSC ADR*(5)	—
1,737	MTN Group Ltd.	13,603
382,300	Nippon Telegraph & Telephone Corp.	438,390
7,973	Orange SA	90,126
8,046	Proximus SADP	61,687
10,720	SK Telecom Co. Ltd.	387,646
9,856	Telefonica Brasil SA	87,769
		2,160,816
	Transportation - 0.7%
3,501	Canadian National Railway Co.	424,373
46,446	Shanghai International Airport Co. Ltd. Class A*	308,742
5,062	Yamato Holdings Co. Ltd.	94,801
		827,916
	Utilities - 5.5%
18,963	AES Corp.	410,170
4,415	American Electric Power Co., Inc.	374,127
3,389	Atmos Energy Corp.	412,475
316,154	China Longyuan Power Group Corp. Ltd. Class H	306,087
32,559	Cia de Saneamento Basico do Estado de Sao Paulo	400,038
2,145	Constellation Energy Corp.	207,314
3,727	Duke Energy Corp.	348,922
5,867	Edison International	422,189
57,256	Enel SpA	394,791
40,159	Engie SA	658,821
18,000	ENN Energy Holdings Ltd.	218,786
9,865	Exelon Corp.	412,949
8,849	FirstEnergy Corp.	348,562
33,596	Iberdrola SA	419,330
32,216	National Grid PLC	427,017
2,957	Public Service Enterprise Group, Inc.	186,646
8,250	RWE AG	355,069
2,874	Sempra Energy	428,283
7,180	Vistra Corp.	201,471
		6,933,047
	Total Common Stocks (cost $54,681,516)	$ 66,080,219

166

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
CLOSED END FUNDS - 0.0%
	Investment Company Securities - 0.0%
2,880	Sprott Physical Uranium Trust*		$ 37,435
	Total Closed End Funds (cost $17,833)		$ 37,435
EXCHANGE-TRADED FUNDS - 1.9%
	Other Investment Pools & Funds - 1.9%
3,861	Energy Select Sector SPDR Fund		$ 337,760
3,919	iShares Global Energy ETF		154,957
18,532	iShares MSCI Global Metals & Mining Producers ETF (4)		806,698
459	VanEck Agribusiness ETF		40,130
34,192	VanEck Gold Miners ETF		1,073,971
	Total Exchange-Traded Funds (cost $1,989,985)		$ 2,413,516
PREFERRED STOCKS - 0.1%
	Energy - 0.1%
105,000	Raizen SA (Preference Shares)(6)		$ 92,371
	Total Preferred Stocks (cost $57,771)		$ 92,371
	Total Long-Term Investments (cost $93,977,070)		$ 105,240,281
SHORT-TERM INVESTMENTS - 15.0%
	Other Investment Pools & Funds - 14.0%
17,742,684	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(7)		$ 17,742,684
	Repurchase Agreements - 0.1%
$ 67,597	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $67,607; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $69,032		67,597
	Securities Lending Collateral - 0.9%
179,665	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(7)		179,665
598,881	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(7)		598,881
179,664	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(7)		179,664
179,664	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(7)		179,664
			1,137,874
	Total Short-Term Investments (cost $18,948,155)		$ 18,948,155
	Total Investments (cost $112,925,225)	98.2%	$ 124,188,436
	Other Assets and Liabilities	1.8%	2,241,934
	Total Net Assets	100.0%	$ 126,430,370
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2023, the Fund invested 16.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $3,858,746, representing 3.1% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $722,363, representing 0.6% of net assets.
(4)	Represents entire or partial securities on loan.
(5)	Investment valued using significant unobservable inputs.
(6)	Currently no rate available.
(7)	Current yield as of period end.

167

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	15	09/29/2023	$ 1,274,250	$ 99,485
Brent Crude Oil Future	20	10/31/2023	1,689,200	105,052
Brent Crude Oil Future	18	11/30/2023	1,511,460	180,575
Copper Future	13	12/27/2023	1,308,125	81,858
Cotton No. 2 Future	13	12/06/2023	550,680	17,412
Gasoline RBOB Future	9	12/29/2023	901,643	72,919
Gold 100oz Future	20	12/27/2023	4,018,400	41,883
Live Cattle Future	8	12/29/2023	586,880	5,819
LME Nickel Future	6	09/18/2023	799,272	(51,161)
LME Nickel Future	6	11/13/2023	804,528	(14,251)
LME Nickel Future	7	01/15/2024	945,462	48,664
LME Primary Aluminum Future	6	09/18/2023	340,202	(17,243)
LME Zinc Future	20	09/18/2023	1,282,655	(156,897)
LME Zinc Future	21	11/13/2023	1,347,969	375
LME Zinc Future	14	01/15/2024	900,046	60,707
Natural Gas Future	3	09/26/2025	115,770	(14,023)
Natural Gas Future	3	10/29/2025	125,970	(3,823)
Natural Gas Future	3	11/25/2025	137,280	7,487
NY Harbor ULSD Future	5	12/29/2023	592,032	59,169
Platinum Future	27	10/27/2023	1,294,110	(31,080)
Platinum Future	4	04/26/2024	194,520	(2,096)
Primary Aluminum Future	6	11/13/2023	343,614	(2,810)
Primary Aluminum Future	4	01/15/2024	231,776	7,170
SGX IRON ORE Future	10	08/31/2023	109,180	1,450
Soybean Future	14	01/12/2024	938,350	(19,841)
Soybean Meal Future	16	01/12/2024	626,080	(3,360)
Total				$ 473,440
Short position contracts:
LME Nickel Future	6	09/18/2023	$ 799,272	$ 26,543
LME Nickel Future	6	11/13/2023	804,528	(42,749)
LME Nickel Future	1	01/15/2024	135,066	(8,775)
LME Primary Aluminum Future	6	09/18/2023	340,202	2,341
LME Zinc Future	20	09/18/2023	1,282,655	45,947
LME Zinc Future	17	11/13/2023	1,091,213	(78,072)
LME Zinc Future	1	01/15/2024	64,289	(9)
Primary Aluminum Future	6	11/13/2023	343,614	(7,871)
TTF Gas 1st Line Future	1	09/29/2025	143,160	8,635
TTF Gas 1st Line Future	1	10/30/2025	148,260	3,535
TTF Gas 1st Line Future	1	11/27/2025	151,900	(105)
Total				$ (50,580)
Total futures contracts				$ 422,860

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,370,000	AUD	924,635	USD	UBS	08/31/2023	$ (3,332)
1,270,000	CAD	960,833	USD	MSC	08/31/2023	2,685
55,000	GBP	70,502	USD	SCB	08/31/2023	93
254,200,000	JPY	1,807,209	USD	JPM	08/31/2023	(10,998)
19,430,000	NOK	1,933,853	USD	BCLY	08/31/2023	(14,481)
6,690,000	SEK	645,222	USD	MSC	08/31/2023	(8,637)
399,550	USD	592,000	AUD	UBS	08/31/2023	1,440
1,926,615	USD	2,545,000	CAD	UBS	08/31/2023	(4,215)
1,254,451	USD	1,085,000	CHF	UBS	08/31/2023	5,877
1,811,610	USD	1,634,000	EUR	DEUT	08/31/2023	12,101
6,275,650	USD	4,883,000	GBP	BCLY	08/31/2023	8,034
631,956	USD	492,000	GBP	SSG	08/31/2023	446
1,214,238	USD	170,799,000	JPY	JPM	08/31/2023	7,350
168

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
906,780	USD	15,410,000	MXN	BOA	08/31/2023	$ (8,032)
35,551	USD	360,000	NOK	UBS	08/31/2023	(11)
400,154	USD	4,149,000	SEK	MSC	08/31/2023	5,356
Total foreign currency contracts						$ (6,324)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 6,499,444	$ —	$ 6,499,444	$ —
U.S. Government Securities	30,117,296	—	30,117,296	—
Common Stocks
Automobiles & Components	49,012	—	49,012	—
Banks	1,503,099	269,842	1,233,257	—
Capital Goods	2,314,160	1,469,530	844,630	—
Commercial & Professional Services	211,570	—	211,570	—
Consumer Discretionary Distribution & Retail	31,588	—	31,588	—
Consumer Durables & Apparel	161,131	—	161,131	—
Consumer Services	441,634	207,543	234,091	—
Consumer Staples Distribution & Retail	291,866	173,197	118,669	—
Energy	19,487,602	12,237,022	7,250,580	—
Equity Real Estate Investment Trusts (REITs)	7,193,219	6,019,237	1,173,982	—
Financial Services	580,546	405,458	157,718	17,370
Food, Beverage & Tobacco	443,330	358,276	85,054	—
Health Care Equipment & Services	44,468	44,468	—	—
Insurance	418,781	72,821	345,960	—
Materials	21,243,545	8,225,903	13,017,642	—
Real Estate Management & Development	1,497,835	315,438	1,182,397	—
Software & Services	245,054	245,054	—	—
Telecommunication Services	2,160,816	127,671	2,033,145	—
Transportation	827,916	424,373	403,543	—
Utilities	6,933,047	4,153,146	2,779,901	—
Closed End Funds	37,435	37,435	—	—
Exchange-Traded Funds	2,413,516	2,413,516	—	—
Preferred Stocks	92,371	92,371	—	—
Short-Term Investments	18,948,155	18,880,558	67,597	—
Foreign Currency Contracts(2)	43,382	—	43,382	—
Futures Contracts(2)	877,026	877,026	—	—
Total	$ 125,108,844	$ 57,049,885	$ 68,041,589	$ 17,370
Liabilities
Foreign Currency Contracts(2)	$ (49,706)	$ —	$ (49,706)	$ —
Futures Contracts(2)	(454,166)	(454,166)	—	—
Total	$ (503,872)	$ (454,166)	$ (49,706)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
169

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3%
	Asset-Backed - Automobile - 0.9%
$ 197,266	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 196,815
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,666,805
	Credit Acceptance Auto Loan Trust
1,475,907	1.00%, 05/15/2030(1)	1,440,615
1,565,000	1.26%, 10/15/2030(1)	1,503,155
2,264,100	FHF Trust 4.43%, 01/18/2028(1)	2,210,576
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,386,402
	JP Morgan Chase Bank NA
923,144	0.89%, 12/26/2028(1)	893,964
141,004	0.99%, 01/25/2028(1)	140,364
2,307,352	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	2,231,328
940,711	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	937,788
		15,607,812
	Asset-Backed - Credit Card - 0.2%
3,000,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,940,231
	Asset-Backed - Finance & Insurance - 0.4%
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	5,716,689
178,081	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(2)	164,633
381,327	FCI Funding LLC 1.13%, 04/15/2033(1)	346,049
282,629	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	267,433
		6,494,804
	Asset-Backed - Home Equity - 0.0%
102,985	Accredited Mortgage Loan Trust 5.28%, 01/25/2035, 1 mo. USD Term SOFR + 0.79%(3)	102,218
98,965	Morgan Stanley ABS Capital I, Inc. Trust 6.17%, 01/25/2035, 1 mo. USD Term SOFR + 0.87%(3)	98,689
		200,907
	Commercial Mortgage-Backed Securities - 1.8%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,276,623
1,916,025	BX Commercial Mortgage Trust 5.99%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(3)	1,866,565
	Citigroup Mortgage Loan Trust, Inc.
680,818	3.25%, 03/25/2061(1)(2)	641,041
505,482	3.50%, 02/25/2058(1)(2)	481,107
2,360,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(2)	2,190,724
4,358,388	CSMC Trust 2.26%, 08/15/2037(1)	3,912,444
2,900,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(2)	2,795,134
	GS Mortgage Securities Corp. Trust
4,235,000	2.75%, 02/10/2037(1)	3,900,482
370,000	5.95%, 08/15/2036, 1 mo. USD Term SOFR + 0.73%(1)(3)	367,042
1,424,582	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,078,033
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,252,020
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,785,237
		31,546,452
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Other Asset-Backed Securities - 7.5%
	Affirm Asset Securitization Trust
$ 519,106	1.07%, 08/15/2025(1)	$ 508,226
228,433	1.90%, 01/15/2025(1)	225,750
43,970	3.46%, 10/15/2024(1)	43,838
2,445,000	6.61%, 01/18/2028(1)	2,433,704
368,018	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	359,555
2,243,402	Apidos CLO XII 6.65%, 04/15/2031, 3 mo. USD Term SOFR + 1.34%(1)(3)	2,233,489
2,649,040	Aqua Finance Trust 1.54%, 07/17/2046(1)	2,343,740
1,932,220	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,897,546
2,689,288	Benefit Street Partners CLO XII Ltd. 6.52%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(3)	2,668,653
575,939	BHG Securitization Trust 5.32%, 10/17/2035(1)	569,838
5,000,000	BSPRT Issuer Ltd. 6.57%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(3)	4,941,945
	Carlyle Global Market Strategies CLO Ltd.
1,490,152	6.54%, 04/17/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	1,480,226
3,896,763	6.57%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(3)	3,857,940
1,000,000	6.97%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	971,807
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,025,604
	CIFC Funding Ltd.
3,550,000	6.63%, 04/20/2031, 3 mo. USD LIBOR + 1.04%(1)(3)	3,520,123
4,745,000	6.72%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(3)	4,704,872
3,381,803	6.72%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(3)	3,366,094
	DB Master Finance LLC
7,141,250	2.05%, 11/20/2051(1)	6,224,021
978,862	4.02%, 05/20/2049(1)	914,711
1,054,268	Dryden 41 Senior Loan Fund 6.54%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	1,047,132
1,670,673	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,511,976
4,513,640	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,076,533
1,494,410	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.50%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(3)	1,484,664
1,360,464	KKR CLO 11 Ltd. 6.75%, 01/15/2031, 3 mo. USD Term SOFR + 1.44%(1)(3)	1,357,501
1,184,788	KKR CLO 21 Ltd. 6.57%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(3)	1,176,466
1,600,000	LCM 31 Ltd. 6.79%, 01/20/2032, 3 mo. USD Term SOFR + 1.46%(1)(3)	1,589,822
2,539,133	LCM XXIV Ltd. 6.57%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(3)	2,517,591
	Marlette Funding Trust
534,950	1.06%, 09/15/2031(1)	527,989
6,978,293	1.30%, 12/15/2031(1)	6,789,706
5,000,000	MF1 Ltd. 6.42%, 02/19/2037, 30 day USD SOFR Average + 1.35%(1)(3)	4,882,500
3,609,812	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.60%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(3)	3,604,209

170

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Other Asset-Backed Securities - 7.5% - (continued)
$ 5,284,534	Neuberger Berman Loan Advisers CLO 25 Ltd. 6.50%, 10/18/2029, 3 mo. USD Term SOFR + 1.19%(1)(3)	$ 5,253,260
1,250,000	Octagon Investment Partners XVI Ltd. 6.59%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(3)	1,245,094
	Palmer Square Loan Funding Ltd.
2,537,306	6.37%, 10/15/2029, 3 mo. USD Term SOFR + 1.06%(1)(3)	2,511,930
4,477,923	6.39%, 07/20/2029, 3 mo. USD Term SOFR + 1.06%(1)(3)	4,453,187
775,784	Progress Residential Trust 1.05%, 04/17/2038(1)	683,021
1,417,925	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,202,627
1,010,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	980,657
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	824,424
3,285,000	1.89%, 08/25/2045(1)	2,971,945
3,560,000	3.08%, 10/25/2044(1)	3,386,151
2,153,967	Symphony Static CLO I Ltd. 6.44%, 10/25/2029, 3 mo. USD Term SOFR + 1.09%(1)(3)	2,140,333
6,450,000	TCI-Symphony CLO Ltd. 6.58%, 10/13/2032, 3 mo. USD Term SOFR + 1.28%(1)(3)	6,377,038
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,374,473
4,875,000	2.17%, 10/15/2046(1)	4,284,350
2,474,146	3.19%, 07/15/2044(1)	2,391,521
5,450,000	Venture XV CLO Ltd. 6.75%, 07/15/2032, 3 mo. USD Term SOFR + 1.44%(1)(3)	5,396,334
	Voya CLO Ltd.
3,815,504	6.58%, 04/25/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	3,781,439
3,786,093	6.59%, 04/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(3)	3,767,723
1,512,282	6.63%, 04/15/2031, 3 mo. USD Term SOFR + 1.32%(1)(3)	1,505,211
		134,388,489
	Whole Loan Collateral CMO - 7.5%
	Angel Oak Mortgage Trust
1,057,740	0.91%, 01/25/2066(1)(2)	845,371
4,212,786	0.95%, 07/25/2066(1)(2)	3,315,437
909,755	0.99%, 04/25/2053(1)(2)	818,245
1,631,600	1.04%, 01/20/2065(1)(2)	1,298,817
1,886,484	1.07%, 05/25/2066(1)(2)	1,538,174
3,549,659	1.46%, 09/25/2066(1)(2)	2,796,749
861,932	1.47%, 06/25/2065(1)(2)	794,760
1,495,985	1.69%, 04/25/2065(1)(2)	1,356,771
228,032	2.47%, 12/25/2059(1)(2)	212,576
	Arroyo Mortgage Trust
1,884,133	1.18%, 10/25/2048(1)(2)	1,513,145
1,080,330	2.96%, 10/25/2048(1)(2)	982,664
314,291	3.81%, 01/25/2049(1)(2)	294,051
	BRAVO Residential Funding Trust
635,344	0.94%, 02/25/2049(1)(2)	544,287
615,486	1.45%, 05/25/2060(1)(2)	575,960
	Bunker Hill Loan Depositary Trust
610,395	1.72%, 02/25/2055(1)(2)	580,243
545,506	2.72%, 11/25/2059(1)(4)	523,057
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
	COLT Mortgage Loan Trust
$ 447,300	0.80%, 07/27/2054(1)	$ 381,454
2,260,146	0.91%, 06/25/2066(1)(2)	1,817,336
1,604,081	0.92%, 08/25/2066(1)(2)	1,230,874
4,189,494	0.96%, 09/27/2066(1)(2)	3,249,345
5,285,182	1.11%, 10/25/2066(1)(2)	4,237,328
889,351	1.33%, 10/26/2065(1)(2)	790,078
4,046,486	1.40%, 10/25/2066(1)(2)	3,184,863
3,473	1.85%, 03/25/2065(1)(2)	3,446
1,897,106	COLT Mortgage Pass-Through Certificates Trust 0.86%, 05/25/2065(1)(2)	1,565,531
5,197,845	COLT Trust 1.39%, 01/25/2065(1)(2)	4,302,559
	CSMC Trust
2,157,144	0.81%, 05/25/2065(1)(2)	1,810,073
2,160,420	0.83%, 03/25/2056(1)(2)	1,657,673
3,320,200	1.02%, 04/25/2066(1)(2)	2,681,367
3,458,570	1.10%, 05/25/2066(1)(2)	2,789,066
3,139,518	1.17%, 07/25/2066(1)(2)	2,484,133
1,788,726	1.21%, 05/25/2065(1)(4)	1,601,800
4,018,947	2.00%, 01/25/2060(1)(2)	3,446,268
591,719	2.24%, 02/25/2050(1)(2)	546,436
	Deephaven Residential Mortgage Trust
533,542	0.72%, 05/25/2065(1)(2)	483,291
923,527	0.90%, 04/25/2066(1)(2)	792,182
	Ellington Financial Mortgage Trust
370,286	0.80%, 02/25/2066(1)(2)	308,267
809,226	0.93%, 06/25/2066(1)(2)	642,381
555,539	1.18%, 10/25/2065(1)(2)	495,922
	GCAT Trust
1,667,982	0.87%, 01/25/2066(1)(2)	1,382,755
1,894,523	1.04%, 05/25/2066(1)(2)	1,494,173
2,529,762	1.09%, 05/25/2066(1)(2)	2,043,917
3,645,795	1.09%, 08/25/2066(1)(2)	2,817,655
5,354,660	1.26%, 07/25/2066(1)(2)	4,126,992
1,814,510	1.47%, 04/25/2065(1)(2)	1,649,350
595,542	1.56%, 04/25/2065(1)(4)	535,783
361,457	2.25%, 01/25/2060(1)(4)	337,600
863,439	2.65%, 10/25/2068(1)(2)	805,212
	Imperial Fund Mortgage Trust
2,725,242	1.07%, 06/25/2056(1)(2)	2,274,368
2,210,653	1.07%, 09/25/2056(1)(2)	1,751,764
2,764,233	1.60%, 11/25/2056(1)(2)	2,275,102
2,251,249	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,069,820
346,229	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	316,623
	MFA Trust
1,194,335	0.85%, 01/25/2056(1)(2)	1,052,423
667,040	1.01%, 01/26/2065(1)(2)	600,498
1,084,023	1.03%, 11/25/2064(1)(2)	900,124
884,364	1.15%, 04/25/2065(1)(2)	770,427
495,921	1.48%, 03/25/2065(1)(2)	452,357
2,273,122	1.91%, 11/25/2056(1)(2)	1,903,772
	Mill City Mortgage Loan Trust
3,435,485	1.13%, 11/25/2060(1)(2)	3,172,160
1,634,534	2.75%, 07/25/2059(1)(2)	1,529,499
348,109	2.75%, 01/25/2061(1)(2)	336,702
240,357	3.25%, 05/25/2062(1)(2)	230,526
329,203	3.50%, 05/25/2058(1)(2)	320,517
662,466	3.50%, 08/25/2058(1)(2)	632,274
	New Residential Mortgage Loan Trust
389,434	0.94%, 10/25/2058(1)(2)	338,802
568,330	1.65%, 05/24/2060(1)(2)	525,030
810,304	2.46%, 01/26/2060(1)(2)	731,603

171

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 231,735	3.25%, 09/25/2056(1)(2)	$ 209,601
325,441	3.50%, 12/25/2057(1)(2)	303,695
215,267	3.75%, 11/26/2035(1)(2)	200,999
154,060	3.75%, 03/25/2056(1)(2)	141,721
267,836	3.75%, 11/25/2056(1)(2)	244,321
745,126	3.91%, 09/25/2057(1)(2)	681,702
467,784	4.00%, 02/25/2057(1)(2)	437,120
463,874	4.00%, 03/25/2057(1)(2)	432,751
323,459	4.00%, 04/25/2057(1)(2)	303,320
405,193	4.00%, 05/25/2057(1)(2)	375,408
386,428	4.00%, 12/25/2057(1)(2)	363,050
999,472	6.16%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(3)	973,246
	OBX Trust
1,067,748	1.05%, 07/25/2061(1)(2)	801,164
3,449,083	1.10%, 05/25/2061(1)(2)	2,685,516
692,953	3.50%, 12/25/2049(1)(2)	613,492
4,352,911	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(2)	3,493,975
41,507	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	40,314
5,159,609	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	3,964,803
1,432,741	STAR Trust 1.22%, 05/25/2065(1)(2)	1,227,960
	Starwood Mortgage Residential Trust
2,206,903	1.13%, 06/25/2056(1)(2)	1,769,301
319,717	1.49%, 04/25/2065(1)(2)	295,138
120,493	2.28%, 02/25/2050(1)(2)	111,447
	Towd Point Mortgage Trust
2,358,932	1.75%, 10/25/2060(1)	2,049,180
139,294	2.75%, 10/25/2056(1)(2)	137,399
72,333	2.75%, 04/25/2057(1)(2)	71,618
136,729	2.75%, 07/25/2057(1)(2)	132,923
388,612	2.75%, 10/25/2057(1)(2)	367,585
4,042,888	2.90%, 10/25/2059(1)(2)	3,718,892
703,928	3.25%, 03/25/2058(1)(2)	670,259
1,634,221	TRK Trust 1.15%, 07/25/2056(1)(2)	1,373,566
	Verus Securitization Trust
1,603,432	0.82%, 10/25/2063(1)(2)	1,429,508
1,158,394	0.82%, 01/25/2066(1)(2)	981,090
1,434,157	0.92%, 02/25/2064(1)(2)	1,233,034
3,323,389	1.01%, 09/25/2066(1)(2)	2,639,684
1,248,103	1.02%, 04/25/2064(1)(2)	1,104,571
883,792	1.03%, 02/25/2066(1)(2)	741,370
714,711	1.50%, 05/25/2065(1)(4)	652,338
220,700	2.42%, 01/25/2060(1)(4)	212,797
246,776	2.64%, 11/25/2059(1)(4)	236,902
886,631	Visio Trust 1.28%, 05/25/2056(1)	802,189
		134,094,757
	Total Asset & Commercial Mortgage-Backed Securities (cost $363,460,296)	$ 325,273,452
CORPORATE BONDS - 54.4%
	Aerospace/Defense - 0.4%
	Boeing Co.
5,000,000	2.20%, 02/04/2026	$ 4,612,195
2,000,000	2.75%, 02/01/2026	1,873,042
790,000	HEICO Corp. 5.25%, 08/01/2028	787,390
		7,272,627
	Agriculture - 0.3%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	4,832,034
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Apparel - 0.1%
$ 2,520,000	PVH Corp. 4.63%, 07/10/2025	$ 2,444,020
	Auto Manufacturers - 2.5%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,832,178
3,185,000	3.37%, 11/17/2023	3,153,043
4,250,000	3.38%, 11/13/2025	3,973,546
2,800,000	4.06%, 11/01/2024	2,716,998
	General Motors Financial Co., Inc.
3,650,000	1.20%, 10/15/2024	3,459,256
2,500,000	1.25%, 01/08/2026	2,252,424
4,000,000	1.50%, 06/10/2026	3,563,749
2,850,000	2.90%, 02/26/2025	2,724,797
2,000,000	5.00%, 04/09/2027	1,963,671
4,250,000	Hyundai Capital America 1.00%, 09/17/2024(1)	4,017,295
2,500,000	Nissan Motor Co. Ltd. 3.04%, 09/15/2023(1)	2,490,653
12,150,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	10,668,255
		44,815,865
	Beverages - 0.9%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,922,171
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,799,579
	JDE Peet's NV
5,325,000	0.80%, 09/24/2024(1)	4,993,845
5,375,000	1.38%, 01/15/2027(1)	4,683,603
		15,399,198
	Biotechnology - 0.7%
2,750,000	Illumina, Inc. 5.80%, 12/12/2025	2,760,327
	Royalty Pharma PLC
3,800,000	0.75%, 09/02/2023	3,783,603
6,200,000	1.20%, 09/02/2025	5,635,555
		12,179,485
	Chemicals - 0.6%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	896,549
6,100,000	6.05%, 03/15/2025	6,093,667
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,629,212
1,085,000	Nutrien Ltd. 4.90%, 03/27/2028	1,066,166
		9,685,594
	Commercial Banks - 17.9%
4,000,000	AIB Group PLC 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,097,913
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 6 mo. USD SOFR + 0.91% thereafter)(5)	4,439,854
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 6 mo. USD SOFR + 1.01% thereafter)(5)	5,432,307
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,584,229
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD Term SOFR + 0.90% thereafter)(5)	4,836,430
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,469,203

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	$ 3,968,709
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,769,311
	Banque Federative du Credit Mutuel SA
2,500,000	4.52%, 07/13/2025(1)	2,440,856
3,000,000	4.75%, 07/13/2027(1)	2,913,017
2,500,000	4.94%, 01/26/2026(1)	2,450,936
	Barclays PLC
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 1 yr. USD CMT + 0.80% thereafter)(5)	4,340,965
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,509,768
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,464,632
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,609,047
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,804,252
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,249,670
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,419,367
3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	3,280,316
	BPCE SA
2,000,000	1.00%, 01/20/2026(1)	1,787,767
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,399,378
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	742,982
3,000,000	2.38%, 01/14/2025(1)	2,829,582
3,925,000	4.75%, 07/19/2027(1)	3,814,404
4,860,000	Citigroup, Inc. 1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	4,340,036
	Citizens Bank NA
873,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.4% thereafter)(5)	841,939
2,195,000	5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 2 mo. USD SOFR + 1.02% thereafter)(5)	2,084,521
713,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	690,262
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	3,602,266
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Commercial Banks - 17.9% - (continued)
	Credit Agricole SA
$ 3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	$ 3,147,936
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,594,366
3,710,000	5.59%, 07/05/2026(1)	3,710,505
5,000,000	Credit Suisse AG 1.25%, 08/07/2026(6)	4,348,257
	Danske Bank AS
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	6,428,306
2,500,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,508,726
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	1,010,696
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 6 mo. USD SOFR + 1.13% thereafter)(5)	1,923,470
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 6 mo. USD SOFR + 2.16% thereafter)(5)	2,979,260
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	2,977,215
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,288,899
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,333,623
2,425,000	Discover Bank 2.45%, 09/12/2024	2,314,579
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	2,654,112
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,302,986
1,415,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(5)	1,439,864
	Goldman Sachs Group, Inc.
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	2,120,604
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,764,438
2,500,000	3.63%, 02/20/2024	2,470,492
2,700,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	2,626,958
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,063,934
	HSBC Holdings PLC
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	6,628,207
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 6 mo. USD SOFR + 1.10% thereafter)(5)	3,576,286

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD Term SOFR + 1.40% thereafter)(5)	$ 3,344,215
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,317,134
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,574,820
3,000,000	Huntington Bancshares, Inc. 4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,839,738
	ING Groep NV
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 6 mo. USD SOFR + 1.01% thereafter)(5)	2,215,188
2,525,000	3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 6 mo. USD SOFR + 1.64% thereafter)(5)	2,437,341
2,000,000	Intesa Sanpaolo SpA 3.25%, 09/23/2024(1)	1,927,443
	JP Morgan Chase & Co.
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	4,404,655
3,500,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.98% thereafter)(5)	3,434,086
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,906,825
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(5)	3,943,938
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,409,124
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,536,762
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,183,467
2,500,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, 1 yr. USD CMT + 1.48%	2,500,000
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,094,346
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,808,677
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,449,953
8,600,000	4.70%, 01/27/2028	8,210,217
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 6 mo. USD SOFR + 0.75% thereafter)(5)	8,082,821
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,664,629
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	2,690,891
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	$ 1,967,278
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(5)	721,023
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	2,950,242
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,446,492
3,385,000	NatWest Markets PLC 0.80%, 08/12/2024(1)	3,211,157
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,885,028
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	2,979,272
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,524,571
	Societe Generale SA
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	3,274,452
5,200,000	4.68%, 06/15/2027(1)	5,028,780
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	2,518,551
	Standard Chartered PLC
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	1,849,168
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	5,498,277
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,064,361
3,000,000	Synchrony Bank 5.63%, 08/23/2027	2,846,463
740,000	UBS AG 1.25%, 06/01/2026(1)	656,540
	UBS Group AG
1,090,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(5)	965,271
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,531,231
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 6 mo. USD SOFR + 1.56% thereafter)(1)(5)	3,281,263
2,100,000	4.13%, 04/15/2026(1)	2,009,036
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,049,544
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	4,638,143
	Wells Fargo & Co.
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD Term SOFR + 1.01% thereafter)(5)	7,087,751

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD Term SOFR + 1.09% thereafter)(5)	$ 4,449,451
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,669,856
3,000,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,933,804
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,660,795
4,320,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(5)	4,339,532
2,500,000	Westpac New Zealand Ltd. 4.90%, 02/15/2028(1)	2,453,715
		318,894,955
	Commercial Services - 0.8%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,632,493
3,825,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	3,729,438
2,345,000	Global Payments, Inc. 2.65%, 02/15/2025	2,235,732
	Howard University
500,000	1.99%, 10/01/2025	462,388
1,965,000	2.42%, 10/01/2024	1,889,116
655,000	2.52%, 10/01/2025	613,008
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,515,309
		14,077,484
	Construction Materials - 0.1%
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,177,743
	Distribution/Wholesale - 0.2%
2,565,000	LKQ Corp. 5.75%, 06/15/2028(1)	2,549,482
	Diversified Financial Services - 4.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,301,998
1,000,000	1.75%, 01/30/2026	903,105
3,420,000	2.45%, 10/29/2026	3,072,728
5,650,000	3.15%, 02/15/2024	5,560,841
375,000	4.50%, 09/15/2023	374,199
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,178,365
1,400,000	4.40%, 09/25/2023	1,395,833
3,050,000	5.25%, 08/11/2025(1)	2,967,663
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,634,200
3,000,000	5.13%, 09/30/2024	2,949,986
6,980,000	American Express Co. 5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 2 mo. USD SOFR + 1.28% thereafter)(5)	6,969,273
4,000,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	3,844,727
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	3,993,682
2,000,000	4.25%, 04/15/2026(1)	1,879,325
2,950,000	5.13%, 10/01/2023(1)	2,941,222
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,410,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Diversified Financial Services - 4.5% - (continued)
	Capital One Financial Corp.
$ 2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	$ 2,154,209
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	3,131,135
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,508,147
4,125,000	LeasePlan Corp. NV 2.88%, 10/24/2024(1)	3,949,890
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,972,882
2,105,000	OneMain Finance Corp. 6.13%, 03/15/2024	2,099,608
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	2,995,050
	Synchrony Financial
1,245,000	4.38%, 03/19/2024	1,226,828
5,200,000	4.88%, 06/13/2025	5,024,444
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,573,641
4,925,000	2.85%, 01/10/2025	4,701,655
		80,714,940
	Electric - 3.4%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,614,346
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,406,955
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,144,302
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(4)	2,403,021
	Edison International
1,840,000	3.55%, 11/15/2024	1,782,853
4,000,000	4.70%, 08/15/2025	3,917,678
2,180,000	5.25%, 11/15/2028	2,146,459
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,107,066
	Enel Finance International NV
3,230,000	1.38%, 07/12/2026(1)	2,869,523
4,350,000	4.25%, 06/15/2025(1)	4,231,655
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,617,432
	Eversource Energy
1,815,000	4.60%, 07/01/2027	1,777,183
3,105,000	5.45%, 03/01/2028	3,147,697
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,537,378
500,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	496,671
2,095,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	2,110,026
	Pacific Gas & Electric Co.
4,680,000	1.70%, 11/15/2023	4,621,423
2,000,000	4.95%, 06/08/2025	1,951,214
5,150,000	5.45%, 06/15/2027	5,039,426
3,785,000	6.10%, 01/15/2029	3,757,836
3,100,000	Southern Co. 4.48%, 08/01/2024(4)	3,053,862
		59,734,006
	Electronics - 1.2%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,626,519
3,775,000	6.00%, 01/15/2028	3,832,025
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,600,268
	TD SYNNEX Corp.
6,200,000	1.25%, 08/09/2024	5,892,121
4,150,000	1.75%, 08/09/2026	3,636,373
		21,587,306
	Entertainment - 0.8%
2,625,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	2,610,853

175

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Entertainment - 0.8% - (continued)
$ 696,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	$ 702,956
	Warnermedia Holdings, Inc.
5,520,000	3.64%, 03/15/2025	5,334,115
6,490,000	3.76%, 03/15/2027	6,071,998
		14,719,922
	Food - 0.2%
3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	3,287,439
	Gas - 0.3%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	897,808
1,245,000	NiSource, Inc. 5.25%, 03/30/2028	1,245,879
3,890,000	Southwest Gas Corp. 5.80%, 12/01/2027	3,936,939
		6,080,626
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026(1)	2,373,880
7,030,000	6.05%, 04/15/2028(1)	6,983,014
		9,356,894
	Healthcare - Services - 0.6%
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,813,066
4,175,000	HCA, Inc. 3.13%, 03/15/2027(1)	3,847,281
3,000,000	IQVIA, Inc. 5.70%, 05/15/2028(1)	2,981,644
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,721,983
		10,363,974
	Household Products - 0.2%
4,125,000	Haleon U.K. Capital PLC 3.13%, 03/24/2025	3,958,455
	Insurance - 1.7%
2,000,000	American International Group, Inc. 2.50%, 06/30/2025	1,899,179
1,080,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	993,288
208,000	Assurant, Inc. 4.20%, 09/27/2023	207,004
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,599,730
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	569,340
3,020,000	1.55%, 05/24/2026(1)	2,678,324
2,865,000	1.75%, 01/13/2025(1)	2,681,263
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,507,533
2,355,000	1.75%, 10/07/2026(1)	2,085,856
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,799,548
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,778,667
2,020,000	1.40%, 07/07/2025(1)	1,847,618
4,735,000	Pacific Life Global Funding II 1.20%, 06/24/2025(1)	4,358,291
785,000	Principal Life Global Funding II 1.25%, 06/23/2025(1)	719,059
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,207,726
		30,932,426
	Internet - 0.1%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027	884,485
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,410,954
		2,295,439
	Investment Company Security - 0.8%
3,935,000	Ares Capital Corp. 7.00%, 01/15/2027	3,946,962
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Investment Company Security - 0.8% - (continued)
	FS KKR Capital Corp.
$ 6,075,000	1.65%, 10/12/2024	$ 5,695,243
4,275,000	3.25%, 07/15/2027	3,703,823
		13,346,028
	Iron/Steel - 0.0%
395,000	Steel Dynamics, Inc. 2.40%, 06/15/2025	369,947
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,717,753
	Lodging - 1.0%
4,325,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	3,848,355
	Hyatt Hotels Corp.
1,525,000	1.30%, 10/01/2023	1,513,464
2,570,000	1.80%, 10/01/2024	2,461,134
3,000,000	4.85%, 03/15/2026	2,963,755
1,250,000	5.75%, 01/30/2027	1,254,221
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,942,028
		16,982,957
	Media - 0.4%
2,775,000	Comcast Corp. 4.55%, 01/15/2029	2,731,792
	Cox Communications, Inc.
1,776,000	3.15%, 08/15/2024(1)	1,723,901
2,565,000	5.45%, 09/15/2028(1)	2,561,488
		7,017,181
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	3,910,323
2,090,000	4.13%, 05/01/2025	2,024,520
		5,934,843
	Oil & Gas - 1.9%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,010,028
5,845,000	3.00%, 01/15/2025(1)	5,573,194
1,260,000	5.60%, 06/13/2028(1)	1,257,148
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,184,288
	Ovintiv, Inc.
5,675,000	5.65%, 05/15/2025	5,662,466
2,560,000	5.65%, 05/15/2028	2,537,025
5,200,000	Phillips 66 Co. 2.45%, 12/15/2024	4,977,316
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,818,000
4,340,000	7.50%, 01/15/2028(1)	4,483,183
		33,502,648
	Packaging & Containers - 0.7%
	Berry Global, Inc.
5,200,000	1.57%, 01/15/2026	4,713,972
2,000,000	1.65%, 01/15/2027	1,734,928
2,140,000	5.50%, 04/15/2028(1)	2,112,404
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	3,947,993
		12,509,297
	Pharmaceuticals - 0.5%
1,400,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023(1)	1,390,663
2,025,000	CVS Health Corp. 5.00%, 01/30/2029	2,014,846
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,661,071
755,000	Viatris, Inc. 1.65%, 06/22/2025	698,871
		8,765,451

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Pipelines - 1.8%
	Energy Transfer LP
$ 1,870,000	2.90%, 05/15/2025	$ 1,781,635
1,130,000	4.20%, 09/15/2023	1,127,444
2,150,000	4.50%, 04/15/2024	2,129,037
3,000,000	5.55%, 02/15/2028	3,011,859
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,454,778
2,160,000	MPLX LP 1.75%, 03/01/2026	1,970,283
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,586,334
2,775,000	Targa Resources Corp. 5.20%, 07/01/2027	2,752,959
5,725,000	Western Midstream Operating LP 3.10%, 02/01/2025	5,471,867
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,456,497
		31,742,693
	Real Estate Investment Trusts - 3.5%
	American Tower Corp.
905,000	1.30%, 09/15/2025	823,900
3,250,000	1.60%, 04/15/2026	2,927,288
3,500,000	5.50%, 03/15/2028	3,514,517
6,335,000	American Tower Trust I 5.49%, 03/15/2028(1)	6,337,663
3,890,000	Brandywine Operating Partnership LP 4.10%, 10/01/2024	3,735,063
	Crown Castle, Inc.
8,600,000	1.05%, 07/15/2026	7,570,352
4,875,000	4.80%, 09/01/2028	4,747,818
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,004,561
2,000,000	1.25%, 07/15/2025	1,832,622
5,715,000	Federal Realty OP LP 1.25%, 02/15/2026	5,137,662
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	876,811
1,390,000	1.88%, 07/15/2050(1)	1,251,503
1,745,000	2.84%, 01/15/2050(1)	1,662,122
4,020,000	Scentre Group Trust 1/Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,828,058
3,700,000	Ventas Realty LP 2.65%, 01/15/2025	3,503,505
1,985,000	VICI Properties LP 4.38%, 05/15/2025	1,934,065
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,705,980
2,000,000	Welltower OP LLC 3.63%, 03/15/2024	1,970,544
		61,364,034
	Retail - 0.3%
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,739,038
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,766,816
		5,505,854
	Semiconductors - 1.1%
1,563,000	Broadcom, Inc. 3.46%, 09/15/2026	1,480,843
1,850,000	Marvell Technology, Inc. 4.88%, 06/22/2028	1,793,900
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,754,985
4,775,000	0.98%, 09/01/2024	4,532,000
860,000	NXP BV/NXP Funding LLC 4.88%, 03/01/2024	854,023
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,017,412
		19,433,163
	Software - 1.2%
	Fidelity National Information Services, Inc.
3,000,000	1.15%, 03/01/2026	2,694,302
3,500,000	4.50%, 07/15/2025	3,433,456
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,852,695
2,365,000	Oracle Corp. 4.50%, 05/06/2028	2,308,534
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.4% - (continued)
	Software - 1.2% - (continued)
$ 2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	$ 2,114,728
	VMware, Inc.
5,150,000	1.00%, 08/15/2024	4,899,349
2,400,000	1.40%, 08/15/2026	2,125,870
		21,428,934
	Telecommunications - 1.3%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,084,538
70,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	68,549
7,450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	7,303,573
	T-Mobile USA, Inc.
2,000,000	2.25%, 02/15/2026	1,848,515
6,450,000	4.80%, 07/15/2028	6,315,198
3,000,000	Verizon Communications, Inc. 1.45%, 03/20/2026	2,719,816
		22,340,189
	Transportation - 0.2%
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,311,471
	Trucking & Leasing - 1.2%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,101,356
1,450,000	2.63%, 03/20/2025(1)	1,363,000
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,471,910
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,691,021
1,425,000	2.70%, 11/01/2024(1)	1,365,621
2,065,000	3.45%, 07/01/2024(1)	2,018,147
1,250,000	3.90%, 02/01/2024(1)	1,236,301
2,275,000	4.40%, 07/01/2027(1)	2,156,002
2,645,000	5.70%, 02/01/2028(1)	2,617,014
		22,020,372
	Total Corporate Bonds (cost $1,017,926,345)	$ 967,652,729
SENIOR FLOATING RATE INTERESTS - 17.2%(7)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
432,099	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(8)	$ 432,280
1,277,100	8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	1,274,865
1,317,901	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	1,318,455
969,948	Clear Channel Outdoor Holdings, Inc. 9.13%, 08/21/2026, 3 mo. USD LIBOR + 3.50%	937,969
497,631	CMG Media Corp. 8.84%, 12/17/2026, 3 mo. USD Term SOFR + 3.50%	450,003
		4,413,572
	Aerospace/Defense - 0.2%
1,086,788	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,087,331
3,128,143	TransDigm, Inc. 8.49%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	3,129,113
		4,216,444
	Airlines - 0.3%
490,050	Air Canada 8.84%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	489,438
1,116,250	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	1,154,850

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Airlines - 0.3% - (continued)
$ 921,547	Kestrel Bidco, Inc. 8.25%, 12/11/2026, 3 mo. USD Term SOFR + 3.00%	$ 900,047
364,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	379,204
1,015,750	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	1,055,222
795,808	United Airlines, Inc. 9.29%, 04/21/2028, 3 mo. USD LIBOR + 3.75%	795,991
		4,774,752
	Apparel - 0.2%
924,835	Birkenstock GmbH & Co. KG 8.59%, 04/28/2028, 3 mo. USD LIBOR + 3.25%	923,216
1,902,750	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	1,904,539
972,562	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	971,347
		3,799,102
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,907,335	6.82%, 04/30/2026, 1 mo. EURIBOR + 3.25%	2,084,764
$ 1,130,000	9.07%, 05/06/2030, 1 mo. USD Term SOFR + 3.75%	1,128,870
553,845	First Brands Group LLC 10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	546,806
500,000	Phinia, Inc. 9.42%, 07/03/2028, 1 mo. USD Term SOFR + 4.00%	500,000
		4,260,440
	Beverages - 0.0%
603,219	Sunshine Investments BV 9.34%, 07/12/2029, 3 mo. USD Term SOFR + 4.25%	600,957
	Chemicals - 0.3%
190,023	Avient Corp. 8.62%, 08/29/2029, 3 mo. USD Term SOFR + 3.25%	190,261
1,222,313	Axalta Coating Systems U.S. Holdings, Inc. 8.24%, 12/20/2029, 3 mo. USD Term SOFR + 3.00%	1,225,173
1,144,190	Element Solutions, Inc. 7.31%, 01/31/2026, 1 mo. USD Term SOFR + 2.00%	1,142,759
421,734	Messer Industries GmbH 8.00%, 03/02/2026, 3 mo. USD LIBOR + 2.50%	421,203
257,166	Nouryon Finance BV 9.32%, 04/03/2028, 3 mo. USD Term SOFR + 4.00%	256,042
	Tronox Finance LLC
843,074	7.68%, 03/10/2028, 1 mo. USD LIBOR + 2.25%	828,017
999,216	8.49%, 04/04/2029, 3 mo. USD Term SOFR + 3.25%	993,600
		5,057,055
	Commercial Services - 1.5%
1,886,575	AlixPartners LLP 8.18%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	1,883,047
918,768	Allied Universal Holdco LLC 9.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	884,158
	Amentum Government Services Holdings LLC
361,350	9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	348,703
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Commercial Services - 1.5% - (continued)
$ 620,800	9.43%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	$ 603,728
1,223,212	APX Group, Inc. 8.62%, 07/10/2028, PRIME + 3.25%	1,221,304
	Belron Finance U.S. LLC
477,500	7.63%, 11/13/2025, 3 mo. USD LIBOR + 2.25%	477,104
772,225	7.80%, 04/13/2028, 3 mo. USD LIBOR + 2.43%	771,260
376,350	7.88%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	375,879
750,000	8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	749,535
EUR 1,675,000	Boels Topholding BV 6.62%, 02/06/2027, 1 mo. EURIBOR + 3.25%	1,835,051
240,000	Boluda Corporacion Maritima SL 6.82%, 07/30/2026, 1 mo. EURIBOR + 3.50%	262,466
$ 801,932	BrightView Landscapes LLC 8.61%, 04/20/2029, 3 mo. USD Term SOFR + 3.25%	796,583
1,072,396	Ensemble RCM LLC 9.22%, 08/03/2026, 3 mo. USD Term SOFR + 3.75%	1,070,723
893,450	Fugue Finance BV 9.76%, 01/31/2028, 3 mo. USD Term SOFR + 4.50%	893,075
996,222	Hertz Corp. 8.68%, 06/30/2028, 1 mo. USD Term SOFR + 3.25%	994,698
	OMNIA Partners LLC
46,801	0.00%, 07/19/2030, 1 mo. USD Term SOFR + 4.25%(9)	46,801
498,199	0.00%, 07/25/2030, 1 mo. USD Term SOFR + 4.25%(9)	498,204
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 6.28%, 07/15/2025, 6 mo. EURIBOR + 2.38%	511,150
	Trans Union LLC
$ 1,269,895	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	1,264,346
858,240	7.68%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	856,454
3,443,287	United Rentals, Inc. 7.07%, 10/31/2025, 1 mo. USD Term SOFR + 1.75%	3,444,355
	Verisure Holding AB
EUR 2,380,000	6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	2,565,888
1,510,000	6.95%, 07/20/2026, 3 mo. EURIBOR + 3.25%	1,642,199
$ 595,207	Verscend Holding Corp. 9.43%, 08/27/2025, 1 mo. USD LIBOR + 4.00%	594,213
2,634,363	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	2,632,255
		27,223,179
	Construction Materials - 0.7%
989,086	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	973,567
897,477	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	897,369
1,204,538	Ingersoll-Rand Services Co. 7.06%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	1,203,490
1,715,000	Jeld-Wen, Inc. 7.68%, 07/28/2028, 1 mo. USD LIBOR + 2.25%	1,705,893

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Construction Materials - 0.7% - (continued)
	Quikrete Holdings, Inc.
$ 1,918,125	8.06%, 02/01/2027, 1 mo. USD LIBOR + 2.63%	$ 1,914,730
1,728,125	8.43%, 03/18/2029, 1 mo. USD LIBOR + 3.00%	1,728,661
2,053,946	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	2,056,267
1,748,375	Zurn Holdings, Inc. 7.32%, 10/04/2028, 1 mo. USD LIBOR + 2.00%	1,745,648
		12,225,625
	Distribution/Wholesale - 0.5%
2,502,500	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	2,497,495
2,140,790	Core & Main LP 7.84%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	2,131,435
2,474,500	Univar Solutions USA, Inc. 7.29%, 06/03/2028, 3 mo. USD LIBOR + 1.75%	2,470,491
1,015,000	Windsor Holdings III LLC 0.00%, 08/01/2030, 3 mo. USD Term SOFR + 4.50%(9)	1,011,194
		8,110,615
	Diversified Financial Services - 0.5%
430,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD Term SOFR + 4.50%(9)	428,031
1,939,933	Blackhawk Network Holdings, Inc. 8.26%, 06/15/2025, 3 mo. USD Term SOFR + 3.00%	1,924,782
983,415	Deerfield Dakota Holding LLC 8.99%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	944,845
479,500	Delos Finance Sarl 7.29%, 10/06/2023, 3 mo. USD LIBOR + 1.75%	479,073
2,481,237	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,464,042
599,717	NFP Corp. 8.68%, 02/15/2027, 1 mo. USD Term SOFR + 3.25%	587,639
996,725	Russell Investments U.S. Inst'l Holdco, Inc. 8.92%, 05/30/2025, 1 mo. USD Term SOFR + 3.50%	918,233
1,900,000	Setanta Aircraft Leasing Designated Activity Co. 7.54%, 11/05/2028, 3 mo. USD LIBOR + 2.00%	1,897,929
		9,644,574
	Electric - 0.1%
1,083,721	ExGen Renewables IV LLC 8.03%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	1,076,818
	Electronics - 0.2%
1,732,472	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	1,728,574
803,000	Ingram Micro, Inc. 9.04%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	799,788
EUR 225,000	Zephyr German BidCo GmbH 7.46%, 03/10/2028, 3 mo. EURIBOR + 3.60%	234,511
		2,762,873
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Engineering & Construction - 0.3%
$ 1,164,515	Brand Energy & Infrastructure Services, Inc. 9.64%, 06/21/2024, 1 mo. USD LIBOR + 4.25%	$ 1,160,881
2,106,795	Brown Group Holding LLC 7.82%, 06/07/2028, 1 mo. USD Term SOFR + 2.50%	2,087,476
344,750	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 2.00%	342,523
876,650	KKR Apple Bidco LLC 8.18%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	869,295
		4,460,175
	Entertainment - 0.6%
1,027,425	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	1,026,726
1,995,000	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	1,985,863
1,930,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	1,930,000
529,650	Great Canadian Gaming Corp. 9.52%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	529,099
156,017	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	156,219
395,000	Ontario Gaming GTA LP 0.00%, 08/01/2030, 1 mo. USD Term SOFR + 4.25%(9)	395,000
722,700	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	721,074
1,513,083	Scientific Games International, Inc. 8.30%, 04/14/2029, 1 mo. USD Term SOFR + 3.00%	1,508,589
2,402,148	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	2,397,800
		10,650,370
	Environmental Control - 0.2%
1,477,500	Clean Harbors, Inc. 7.43%, 10/08/2028, 1 mo. USD LIBOR + 2.00%	1,480,455
1,047,673	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	1,044,908
	Filtration Group Corp.
363,525	8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	362,565
877,800	9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	879,994
		3,767,922
	Food - 0.6%
339,025	8th Avenue Food & Provisions, Inc. 9.18%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	313,174
820,986	B&G Foods, Inc. 7.82%, 10/10/2026, 1 mo. USD LIBOR + 2.50%	809,993
EUR 1,290,000	Bellis Acquisition Co. PLC 6.06%, 02/16/2026, 6 mo. EURIBOR + 2.75%	1,362,799
$ 1,565,136	CHG PPC Parent LLC 8.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,545,572
926,350	Froneri International Ltd. 7.67%, 01/29/2027, 3 mo. USD Term SOFR + 2.25%	921,616
2,288,197	Hostess Brands LLC 7.74%, 06/28/2030, 1 mo. USD Term SOFR + 2.50%	2,282,476

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Food - 0.6% - (continued)
	U.S. Foods, Inc.
$ 931,217	7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	$ 930,947
773,608	8.18%, 11/22/2028, 1 mo. USD Term SOFR + 2.75%	773,732
926,619	UTZ Quality Foods LLC 8.43%, 01/20/2028, 1 mo. USD Term SOFR + 3.00%	924,942
		9,865,251
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	945,804
1,231,985	7.93%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	1,228,289
365,601	7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	364,230
		2,538,323
	Hand/Machine Tools - 0.1%
998,274	Alliance Laundry Systems LLC 8.90%, 10/08/2027, 3 mo. USD Term SOFR + 3.50%	996,028
	Healthcare - Products - 0.4%
	Avantor Funding, Inc.
EUR 700,700	6.07%, 06/12/2028, 1 mo. EURIBOR + 2.50%	768,633
$ 1,666,444	7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	1,664,994
720,300	Insulet Corp. 8.68%, 05/04/2028, 1 mo. USD Term SOFR + 3.25%	720,977
1,992,393	Medline Borrower LP 8.68%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	1,970,656
2,209,346	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	2,205,590
		7,330,850
	Healthcare - Services - 0.4%
1,001,266	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	944,764
1,470,038	AHP Health Partners, Inc. 8.93%, 08/24/2028, 1 mo. USD LIBOR + 3.50%	1,468,200
1,220,847	Catalent Pharma Solutions, Inc. 7.41%, 02/22/2028, 1 mo. USD LIBOR + 2.00%	1,197,346
1,288,687	EyeCare Partners LLC 9.25%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	1,009,042
485,562	ICON Luxembourg Sarl 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	485,727
EUR 532,881	IQVIA, Inc. 5.60%, 06/11/2025, 3 mo. EURIBOR + 2.00%	584,609
$ 1,611,259	Surgery Center Holdings, Inc. 9.12%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	1,610,534
		7,300,222
	Home Builders - 0.1%
738,750	Installed Building Products, Inc. 7.68%, 12/14/2028, 1 mo. USD Term SOFR + 2.25%	740,139
1,112,300	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,107,895
		1,848,034
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Home Furnishings - 0.1%
$ 1,245,254	Mattress Firm, Inc. 9.95%, 09/25/2028, 6 mo. USD LIBOR + 4.25%	$ 1,219,576
778,947	Weber-Stephen Products LLC 8.68%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	694,151
		1,913,727
	Insurance - 1.1%
	Acrisure LLC
2,152,042	8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	2,094,216
364,450	9.68%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	361,261
903,900	Alliant Holdings Intermediate LLC 8.92%, 11/06/2027, 1 mo. USD LIBOR + 3.50%	901,035
437,800	AmWINS Group, Inc. 8.18%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	436,863
	AssuredPartners, Inc.
291,313	8.82%, 02/12/2027, 1 mo. USD Term SOFR + 3.50%	289,492
109,175	9.57%, 02/12/2027, 1 mo. USD Term SOFR + 4.25%	109,038
	Asurion LLC
2,763,136	8.79%, 12/23/2026, 3 mo. USD LIBOR + 3.25%	2,687,509
855,312	8.79%, 07/31/2027, 3 mo. USD LIBOR + 3.25%	816,558
1,204,190	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,152,337
560,000	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	536,200
1,055,000	10.68%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	934,804
	HUB International Ltd.
532,325	9.07%, 11/10/2029, 3 mo. USD Term SOFR + 4.00%	533,044
2,497,930	9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	2,507,297
966,273	Ryan Specialty Group LLC 8.42%, 09/01/2027, 1 mo. USD Term SOFR + 3.00%	964,340
3,492,012	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	3,476,124
2,002,618	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	2,000,876
		19,800,994
	Internet - 0.3%
988,868	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	938,812
	Go Daddy Operating Co. LLC
945,750	7.43%, 08/10/2027, 1 mo. USD LIBOR + 2.00%	944,331
1,082,089	7.85%, 11/09/2029, 1 mo. USD Term SOFR + 2.50%	1,083,030
1,237,897	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,191,860
1,773,198	NortonLifeLock, Inc. 7.42%, 09/12/2029, 1 mo. USD Term SOFR + 2.00%	1,766,229
		5,924,262
	IT Services - 0.1%
1,036,396	Tempo Acquisition LLC 8.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	1,037,453

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Leisure Time - 0.3%
	Carnival Corp.
$ 1,006,389	8.43%, 06/30/2025, 1 mo. USD Term SOFR + 3.00%	$ 1,004,879
1,654,800	8.68%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	1,647,568
2,195,200	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,149,474
970,200	MajorDrive Holdings IV LLC 9.50%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	951,039
		5,752,960
	Lodging - 0.2%
943,818	Four Seasons Hotels Ltd. 8.67%, 11/30/2029, 1 mo. USD Term SOFR + 3.25%	944,705
974,847	Hilton Domestic Operating Co., Inc. 7.15%, 06/22/2026, 1 mo. USD Term SOFR + 1.75%	973,384
987,916	Station Casinos LLC 7.67%, 02/08/2027, 1 mo. USD LIBOR + 2.25%	983,639
		2,901,728
	Machinery - Construction & Mining - 0.1%
1,829,394	Brookfield WEC Holdings, Inc. 8.18%, 08/01/2025, 1 mo. USD LIBOR + 2.75%	1,825,808
	Machinery-Diversified - 0.2%
950,455	Gardner Denver, Inc. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	949,628
1,832,974	Vertical U.S. Newco, Inc. 9.38%, 07/30/2027, 6 mo. USD LIBOR + 3.50%	1,824,964
		2,774,592
	Media - 1.1%
822,368	Altice Financing SA 10.31%, 10/31/2027, 1 mo. USD Term SOFR + 5.00%	730,534
1,994,176	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	1,984,205
1,570,307	Charter Communications Operating LLC 7.12%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	1,558,341
	CSC Holdings LLC
1,064,455	7.84%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	925,693
1,292,020	9.72%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	1,185,751
470,433	DirecTV Financing LLC 10.43%, 08/02/2027, 1 mo. USD Term SOFR + 5.00%	466,980
	EW Scripps Co.
679,958	8.00%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	672,057
610,500	8.18%, 01/07/2028, 1 mo. USD Term SOFR + 2.75%	598,632
1,193,748	Gray Television, Inc. 7.73%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	1,180,987
628,990	Nexstar Broadcasting, Inc. 7.93%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	628,398
2,630,000	Telenet Financing USD LLC 7.34%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	2,547,813
	Virgin Media Bristol LLC
EUR 800,000	6.70%, 01/31/2029, 1 mo. EURIBOR + 3.25%	867,506
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Media - 1.1% - (continued)
$ 2,325,000	7.84%, 01/31/2028, 1 mo. USD LIBOR + 2.50%	$ 2,261,644
585,000	8.59%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	576,664
EUR 1,400,000	Virgin Media SFA Finance Ltd. 5.95%, 01/31/2029, 1 mo. EURIBOR + 2.50%	1,484,563
1,310,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	1,371,929
$ 1,345,000	Ziggo Financing Partnership 7.84%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	1,306,896
		20,348,593
	Mining - 0.0%
735,000	American Rock Salt Co. LLC 9.43%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	703,454
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 7.23%, 03/16/2029, 3 mo. EURIBOR + 3.75%	1,602,857
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
$ 1,808,381	8.38%, 03/11/2028, 3 mo. USD Term SOFR + 3.25%	1,780,134
771,262	8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	765,000
1,178,100	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	1,166,425
1,921,382	TricorBraun Holdings, Inc. 8.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,895,366
		5,606,925
	Pharmaceuticals - 0.7%
4,771,219	Elanco Animal Health, Inc. 6.96%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	4,695,070
1,103,701	Gainwell Acquisition Corp. 9.34%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,084,111
1,808,375	Horizon Therapeutics USA, Inc. 7.16%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	1,805,102
1,044,044	Jazz Financing Lux Sarl 8.93%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	1,042,739
1,589,062	Organon & Co. 8.26%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	1,582,309
1,367,624	Pathway Vet Alliance LLC 9.18%, 03/31/2027, 1 mo. USD LIBOR + 3.75%	1,218,156
120,978	PRA Health Sciences, Inc. 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	121,019
551,250	Prestige Brands, Inc. 7.43%, 07/03/2028, 1 mo. USD LIBOR + 2.00%	550,820
		12,099,326
	Pipelines - 0.4%
716,089	Buckeye Partners LP 7.67%, 11/01/2026, 1 mo. USD LIBOR + 2.25%	714,041
904,478	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	904,604
2,165,799	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	2,153,887

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Pipelines - 0.4% - (continued)
$ 747,712	NorthRiver Midstream Finance LP 8.78%, 10/01/2025, 3 mo. USD Term SOFR + 3.25%	$ 746,112
1,031,748	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	1,031,109
2,194,000	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	2,186,606
280,000	Whitewater Whistler Holdings LLC 8.49%, 02/15/2030, 3 mo. USD Term SOFR + 3.25%	279,737
		8,016,096
	REITS - 0.1%
997,368	Iron Mountain, Inc. 7.18%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	992,382
	Retail - 1.5%
1,732,105	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	1,719,391
1,963,927	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	1,961,276
861,969	EG Group Ltd. 9.41%, 03/31/2026, 1 mo. USD Term SOFR + 4.25%	856,582
935,900	Foundation Building Materials Holding Co. LLC 8.88%, 01/31/2028, 3 mo. USD LIBOR + 3.25%	923,677
3,032,658	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	3,020,800
1,016,462	Harbor Freight Tools USA, Inc. 8.18%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	1,006,399
1,675,429	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	1,665,376
1,702,558	KFC Holding Co. 7.09%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	1,695,458
1,976,451	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	1,913,244
1,686,750	Les Schwab Tire Centers 8.48%, 11/02/2027, 1 mo. USD LIBOR + 3.25%	1,679,716
499,082	Medical Solutions Holdings, Inc. 8.61%, 11/01/2028, 3 mo. USD Term SOFR + 3.25%	477,497
1,058,350	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	973,947
987,675	Petco Health & Wellness Co., Inc. 8.75%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	983,685
1,127,000	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,125,186
3,954,432	Pilot Travel Centers LLC 7.42%, 08/04/2028, 1 mo. USD Term SOFR + 2.00%	3,946,681
1,978,045	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	1,948,374
990,353	White Cap Buyer LLC 9.07%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	986,194
		26,883,483
	Semiconductors - 0.2%
1,225,944	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	1,227,133
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Semiconductors - 0.2% - (continued)
$ 1,091,750	MKS Instruments, Inc. 8.16%, 08/17/2029, 1 mo. USD Term SOFR + 2.75%	$ 1,088,682
496,162	Synaptics, Inc. 7.74%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	491,449
		2,807,264
	Software - 1.9%
	Athenahealth Group, Inc.
78,804	3.50%, 02/15/2029, 3 mo. USD Term SOFR + 3.50%(8)	76,372
639,864	8.81%, 02/15/2029, 1 mo. USD Term SOFR + 3.50%	620,112
1,103,200	CCC Intelligent Solutions, Inc. 7.68%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	1,100,100
1,559,180	DCert Buyer, Inc. 9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	1,551,633
4,733,145	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	4,727,228
1,893,155	E2open LLC 8.93%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,888,422
528,313	EP Purchaser LLC 9.00%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	518,935
529,341	Epicor Software Corp. 8.68%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	525,440
1,560,506	Hyland Software, Inc. 8.93%, 07/01/2024, 1 mo. USD LIBOR + 3.50%	1,553,843
2,197,800	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	2,122,437
302,173	Navicure, Inc. 9.43%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	301,986
2,049,700	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	2,051,750
1,871,509	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,853,973
1,002,762	Playtika Holding Corp. 8.18%, 03/13/2028, 1 mo. USD LIBOR + 2.75%	998,320
1,078,138	Polaris Newco LLC 9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,016,318
1,440,000	Quartz Acquireco LLC 8.82%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	1,436,400
1,317,940	RealPage, Inc. 8.43%, 04/24/2028, 3 mo. USD Term SOFR + 3.00%	1,293,637
	Science Applications International Corp.
765,269	7.29%, 10/31/2025, 1 mo. USD Term SOFR + 1.88%	764,840
1,381,438	7.29%, 03/12/2027, 1 mo. USD Term SOFR + 1.88%	1,380,857
228,758	SS&C European Holdings Sarl 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	228,548
	SS&C Technologies, Inc.
1,398,827	7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	1,397,260
240,020	7.18%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	239,799
553,591	Surf Holdings LLC 8.78%, 03/05/2027, 1 mo. USD LIBOR + 3.50%	551,122
	Ultimate Software Group, Inc.
1,516,631	8.62%, 05/04/2026, 3 mo. USD Term SOFR + 3.25%	1,507,350

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.2%(7) - (continued)
	Software - 1.9% - (continued)
$ 620,813	9.22%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	$ 619,652
3,461,299	Zelis Healthcare Corp. 8.93%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	3,455,899
		33,782,233
	Telecommunications - 0.5%
	Ciena Corp.
1,671,863	7.00%, 09/26/2025, PRIME + 1.75%	1,667,683
711,425	7.75%, 01/18/2030, PRIME + 2.50%	713,204
1,042,258	Level 3 Financing, Inc. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	977,878
	Lorca Holdco Ltd.
EUR 1,390,000	7.52%, 09/17/2027, 6 mo. EURIBOR + 3.70%	1,495,248
1,237,234	8.02%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,347,593
$ 815,475	Xplornet Communications, Inc. 9.43%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	657,093
573,951	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	568,389
998,776	Zayo Group Holdings, Inc. 8.43%, 03/09/2027, 1 mo. USD Term SOFR + 3.00%	758,651
		8,185,739
	Transportation - 0.3%
1,750,335	First Student Bidco, Inc. 8.50%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	1,701,413
2,702,969	Genesee & Wyoming, Inc. 7.34%, 12/30/2026, 3 mo. USD Term SOFR + 2.00%	2,699,590
1,004,136	Savage Enterprises LLC 8.68%, 09/15/2028, 1 mo. USD Term SOFR + 3.25%	1,002,410
		5,403,413
	Total Senior Floating Rate Interests (cost $308,718,433)	$ 305,286,470
U.S. GOVERNMENT AGENCIES - 2.5%
	Mortgage-Backed Agencies - 2.5%
	Federal Home Loan Mortgage Corp. - 0.9%
958,866	1.00%, 05/25/2033	$ 846,896
3,889,165	1.00%, 01/15/2041	3,398,573
2,219,172	1.00%, 05/15/2041	2,002,017
1,060,785	1.00%, 06/15/2044	955,735
649,716	1.25%, 07/15/2031	632,137
126,297	1.50%, 01/15/2027	124,581
1,460,257	2.00%, 09/15/2041	1,327,342
2,150,106	2.50%, 12/15/2042	1,910,933
1,646,969	3.00%, 04/01/2031	1,548,862
269,436	3.50%, 04/01/2027	261,765
2,238,936	3.50%, 03/01/2032	2,129,444
86,536	3.50%, 09/15/2043	83,835
129,519	3.75%, 05/15/2039(4)	128,324
462,175	6.13%, 11/25/2048, 30 day USD SOFR Average + 1.06%(1)(3)	460,633
		15,811,077
	Federal National Mortgage Association - 1.2%
808,675	1.50%, 11/25/2042	732,053
1,515,917	2.00%, 04/25/2034	1,441,575
2,190,787	2.00%, 12/25/2042	1,856,980
2,912,708	2.50%, 03/25/2035	2,722,021
2,971,369	3.00%, 03/01/2033	2,824,687
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.5% - (continued)
	Mortgage-Backed Agencies - 2.5% - (continued)
	Federal National Mortgage Association - 1.2% - (continued)
$ 3,083,928	3.00%, 02/25/2043	$ 2,793,815
41,012	3.00%, 04/25/2043	39,788
644,109	3.00%, 05/25/2047	603,034
1,875,813	3.25%, 11/25/2043	1,750,106
243,136	3.50%, 11/01/2026	236,168
976,028	3.50%, 12/01/2026	948,657
136,708	3.50%, 12/01/2028	130,708
2,365,205	3.50%, 10/25/2035	2,237,225
1,061,788	3.50%, 07/25/2045	1,014,753
544,345	3.50%, 05/25/2056	508,015
2,043,159	4.00%, 11/25/2041	1,893,772
		21,733,357
	Government National Mortgage Association - 0.4%
1,336,798	2.00%, 05/20/2046	1,162,446
3,108,867	2.50%, 10/20/2041	2,866,046
1,554,452	2.50%, 07/20/2042	1,441,856
536,078	3.00%, 08/20/2045	499,335
677,583	3.50%, 05/20/2048	635,399
63,944	5.00%, 08/20/2039	62,806
		6,667,888
	Total U.S. Government Agencies (cost $48,198,497)	$ 44,212,322
U.S. GOVERNMENT SECURITIES - 6.5%
	U.S. Treasury Securities - 6.5%
	U.S. Treasury Notes - 6.5%
2,425,000	0.25%, 06/15/2024	$ 2,320,611
10,000,000	1.50%, 02/15/2025	9,462,891
44,025,000	2.13%, 05/31/2026	41,218,406
15,000,000	2.63%, 05/31/2027	14,088,281
25,000,000	2.75%, 05/15/2025	24,037,110
10,950,000	3.25%, 06/30/2027	10,524,404
10,000,000	3.88%, 01/15/2026	9,808,984
5,000,000	4.00%, 02/15/2026	4,920,313
	Total U.S. Government Securities (cost $120,104,086)	$ 116,381,000
	Total Long-Term Investments (cost $1,858,407,657)	$ 1,758,805,973
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
1,596,520	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $1,596,754; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $1,628,475	$ 1,596,520
	Securities Lending Collateral - 0.0%
21,187	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(10)	21,187
70,626	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(10)	70,626

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
21,188	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(10)		$ 21,188
21,188	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(10)		21,188
			134,189
	Total Short-Term Investments (cost $1,730,709)		$ 1,730,709
	Total Investments (cost $1,860,138,366)	99.0%	$ 1,760,536,682
	Other Assets and Liabilities	1.0%	17,477,982
	Total Net Assets	100.0%	$ 1,778,014,664
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $661,747,788, representing 37.2% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $508,652, which represents to 0.0% of total net assets.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,569	09/29/2023	$ 318,556,031	$ (4,788,950)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,137	09/29/2023	$ 121,454,696	$ 2,528,970
U.S. Treasury 10-Year Note Future	274	09/20/2023	30,525,312	817,094
Total				$ 3,346,064
Total futures contracts				$ (1,442,886)

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,839,609	USD	2,614,000	EUR	HSBC	08/04/2023	$ (35,031)
21,737,646	USD	19,606,496	EUR	DEUT	08/31/2023	145,200
2,889,410	USD	2,614,000	EUR	DEUT	09/06/2023	9,856
Total foreign currency contracts						$ 120,025
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 325,273,452	$ —	$ 325,273,452	$ —
Corporate Bonds	967,652,729	—	967,652,729	—
Senior Floating Rate Interests	305,286,470	—	305,286,470	—
U.S. Government Agencies	44,212,322	—	44,212,322	—
U.S. Government Securities	116,381,000	—	116,381,000	—
Short-Term Investments	1,730,709	134,189	1,596,520	—
Foreign Currency Contracts(2)	155,056	—	155,056	—
Futures Contracts(2)	3,346,064	3,346,064	—	—
Total	$ 1,764,037,802	$ 3,480,253	$ 1,760,557,549	$ —
Liabilities
Foreign Currency Contracts(2)	$ (35,031)	$ —	$ (35,031)	$ —
Futures Contracts(2)	(4,788,950)	(4,788,950)	—	—
Total	$ (4,823,981)	$ (4,788,950)	$ (35,031)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
185

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Banks - 15.4%
52,326	Bank OZK	$ 2,288,216
62,330	Berkshire Hills Bancorp, Inc.	1,421,747
103,703	Cadence Bank	2,597,760
102,143	First Hawaiian, Inc.	2,113,339
77,656	First Interstate BancSystem, Inc. Class A	2,231,057
150,818	FNB Corp.	1,928,962
101,100	Home BancShares, Inc.	2,457,741
84,357	Pacific Premier Bancorp, Inc.	2,154,478
72,435	Sandy Spring Bancorp, Inc.	1,772,484
		18,965,784
	Capital Goods - 8.1%
47,231	Air Lease Corp.	1,999,761
81,771	Kennametal, Inc.	2,492,380
19,419	McGrath RentCorp	1,871,603
140,429	REV Group, Inc.	1,815,747
58,864	Spirit AeroSystems Holdings, Inc. Class A	1,873,052
		10,052,543
	Commercial & Professional Services - 5.7%
184,999	CoreCivic, Inc.*	1,794,490
58,116	Deluxe Corp.	1,103,623
53,674	Loomis AB	1,565,808
128,786	MillerKnoll, Inc.	2,520,342
		6,984,263
	Consumer Discretionary Distribution & Retail - 1.3%
45,024	Monro, Inc.	1,650,130
	Consumer Durables & Apparel - 8.1%
25,955	Carter's, Inc.	1,946,884
18,450	Helen of Troy Ltd.*	2,606,985
37,495	Kontoor Brands, Inc.	1,588,288
59,844	Steven Madden Ltd.	1,997,593
34,160	Sturm Ruger & Co., Inc.	1,808,772
		9,948,522
	Consumer Services - 4.9%
52,041	Adtalem Global Education, Inc.*	2,250,253
19,835	Cracker Barrel Old Country Store, Inc.	1,848,622
56,935	H&R Block, Inc.	1,913,585
		6,012,460
	Energy - 5.4%
66,540	ChampionX Corp.	2,368,824
108,587	DMC Global, Inc.*	2,047,951
172,050	Subsea 7 SA ADR	2,305,298
		6,722,073
	Equity Real Estate Investment Trusts (REITs) - 2.7%
120,562	Pebblebrook Hotel Trust REIT	1,862,683
199,840	Piedmont Office Realty Trust, Inc. Class A, REIT	1,486,810
		3,349,493
	Financial Services - 10.8%
70,712	Bread Financial Holdings, Inc.	2,939,498
96,807	Navient Corp.	1,843,205
80,554	PRA Group, Inc.*	1,922,018
57,367	PROG Holdings, Inc.*	2,327,953
89,789	Radian Group, Inc.	2,418,018
184,014	Rithm Capital Corp. REIT	1,854,861
		13,305,553
	Health Care Equipment & Services - 6.0%
114,693	NextGen Healthcare, Inc.*	1,907,345
46,188	NuVasive, Inc.*	1,903,407
32,906	Omnicell, Inc.*	2,078,014
56,835	Premier, Inc. Class A	1,577,171
		7,465,937
	Household & Personal Products - 4.3%
48,148	Edgewell Personal Care Co.	1,897,513
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Household & Personal Products - 4.3% - (continued)
60,639	Energizer Holdings, Inc.	$ 2,164,812
12,881	Medifast, Inc.	1,312,445
		5,374,770
	Insurance - 7.0%
35,272	Kemper Corp.	1,797,814
270,432	Lancashire Holdings Ltd.	2,069,866
143,089	ProAssurance Corp.	2,403,895
251,276	SiriusPoint Ltd.*	2,346,918
		8,618,493
	Materials - 2.9%
40,145	Compass Minerals International, Inc.	1,520,291
128,628	Mativ Holdings, Inc.	2,024,605
		3,544,896
	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
51,809	Halozyme Therapeutics, Inc.*	2,225,715
47,431	Pacira BioSciences, Inc.*	1,724,117
		3,949,832
	Semiconductors & Semiconductor Equipment - 3.7%
57,531	Ichor Holdings Ltd.*	2,227,600
37,170	Silicon Motion Technology Corp. ADR	2,356,578
		4,584,178
	Software & Services - 5.8%
222,242	Adeia, Inc.	2,671,349
22,528	InterDigital, Inc.	2,088,120
183,614	Xperi, Inc.*	2,409,016
		7,168,485
	Utilities - 3.3%
41,004	Portland General Electric Co.	1,954,661
34,144	Spire, Inc.	2,170,534
		4,125,195
	Total Common Stocks (cost $110,051,418)	$ 121,822,607
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
9,749	iShares Russell 2000 Value ETF (1)	$ 1,474,439
	Total Exchange-Traded Funds (cost $1,292,677)	$ 1,474,439
	Total Long-Term Investments (cost $111,344,095)	$ 123,297,046
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 214,088	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $214,119; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $218,371	$ 214,088
	Securities Lending Collateral - 1.1%
214,513	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	214,513
715,045	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	715,045

186

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3% - (continued)
	Securities Lending Collateral - 1.1% - (continued)
214,514	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(2)		$ 214,514
214,514	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(2)		214,514
			1,358,586
	Total Short-Term Investments (cost $1,572,674)		$ 1,572,674
	Total Investments (cost $112,916,769)	101.1%	$ 124,869,720
	Other Assets and Liabilities	(1.1)%	(1,318,603)
	Total Net Assets	100.0%	$ 123,551,117
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 18,965,784	$ 18,965,784	$ —	$ —
Capital Goods	10,052,543	10,052,543	—	—
Commercial & Professional Services	6,984,263	5,418,455	1,565,808	—
Consumer Discretionary Distribution & Retail	1,650,130	1,650,130	—	—
Consumer Durables & Apparel	9,948,522	9,948,522	—	—
Consumer Services	6,012,460	6,012,460	—	—
Energy	6,722,073	6,722,073	—	—
Equity Real Estate Investment Trusts (REITs)	3,349,493	3,349,493	—	—
Financial Services	13,305,553	13,305,553	—	—
Health Care Equipment & Services	7,465,937	7,465,937	—	—
Household & Personal Products	5,374,770	5,374,770	—	—
Insurance	8,618,493	6,548,627	2,069,866	—
Materials	3,544,896	3,544,896	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,949,832	3,949,832	—	—
Semiconductors & Semiconductor Equipment	4,584,178	4,584,178	—	—
Software & Services	7,168,485	7,168,485	—	—
Utilities	4,125,195	4,125,195	—	—
Exchange-Traded Funds	1,474,439	1,474,439	—	—
Short-Term Investments	1,572,674	1,358,586	214,088	—
Total	$ 124,869,720	$ 121,019,958	$ 3,849,762	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
187

The Hartford Small Company Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Automobiles & Components - 1.1%
45,059	Visteon Corp.*	$ 6,943,141
	Banks - 0.9%
229,545	Cadence Bank	5,750,102
	Capital Goods - 16.1%
25,954	Acuity Brands, Inc.	4,288,639
146,437	Ameresco, Inc. Class A*	8,524,098
97,558	Applied Industrial Technologies, Inc.	14,144,934
359,080	AZEK Co., Inc.*	11,203,296
62,163	Comfort Systems USA, Inc.	10,814,497
48,611	Curtiss-Wright Corp.	9,302,201
371,254	Fluor Corp.*	11,501,449
41,001	Middleby Corp.*	6,226,002
104,774	Rush Enterprises, Inc. Class A	6,776,782
427,864	Shoals Technologies Group, Inc. Class A*	11,107,350
339,953	Zurn Elkay Water Solutions Corp. Class C	10,348,169
		104,237,417
	Commercial & Professional Services - 7.1%
214,874	Aris Water Solutions, Inc. Class A	2,348,573
82,874	Casella Waste Systems, Inc. Class A*	6,687,103
76,028	ExlService Holdings, Inc.*	10,716,147
82,024	TriNet Group, Inc.*	8,631,385
843,086	Verra Mobility Corp.*	17,696,375
		46,079,583
	Consumer Discretionary Distribution & Retail - 2.1%
58,337	Boot Barn Holdings, Inc.*	5,477,844
153,355	Global-e Online Ltd.*	6,908,643
26,907	Tory Burch LLC*(1)(2)	1,169,129
		13,555,616
	Consumer Durables & Apparel - 3.8%
85,306	Crocs, Inc.*	9,242,905
137,396	Skyline Champion Corp.*	9,571,006
128,977	YETI Holdings, Inc.*	5,494,420
		24,308,331
	Consumer Services - 5.5%
127,460	Boyd Gaming Corp.	8,708,067
26,547	Duolingo, Inc.*	4,119,829
229,358	European Wax Center, Inc. Class A*	4,442,665
164,710	H&R Block, Inc.	5,535,903
77,404	Wingstop, Inc.	13,048,766
		35,855,230
	Energy - 4.7%
191,172	Cactus, Inc. Class A	9,707,714
46,898	Chord Energy Corp.	7,355,482
97,300	Seadrill Ltd.*	4,758,943
329,938	Viper Energy Partners LP	8,947,919
		30,770,058
	Equity Real Estate Investment Trusts (REITs) - 2.8%
235,868	Phillips Edison & Co., Inc. REIT	8,328,499
102,631	Ryman Hospitality Properties, Inc. REIT	9,779,708
		18,108,207
	Financial Services - 2.0%
259,391	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,772,699
80,910	PJT Partners, Inc. Class A	6,416,972
		13,189,671
	Food, Beverage & Tobacco - 2.5%
63,083	Celsius Holdings, Inc.*	9,128,110
133,609	TreeHouse Foods, Inc.*	6,895,561
		16,023,671
	Health Care Equipment & Services - 10.3%
80,938	Acadia Healthcare Co., Inc.*	6,396,530
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Health Care Equipment & Services - 10.3% - (continued)
259,092	Cross Country Healthcare, Inc.*	$ 6,684,574
139,698	Glaukos Corp.*	10,776,304
112,478	Haemonetics Corp.*	10,374,971
85,892	HealthEquity, Inc.*	5,835,502
108,020	Inari Medical, Inc.*	6,164,701
37,890	Inspire Medical Systems, Inc.*	10,905,121
20,883	Lantheus Holdings, Inc.*	1,806,171
28,990	Shockwave Medical, Inc.*	7,554,794
		66,498,668
	Household & Personal Products - 1.9%
107,429	elf Beauty, Inc.*	12,539,113
	Insurance - 0.2%
147,238	SiriusPoint Ltd.*	1,375,203
	Materials - 3.2%
170,425	Cabot Corp.	12,100,175
352,600	Livent Corp.*	8,681,012
		20,781,187
	Media & Entertainment - 4.1%
205,229	Cargurus, Inc.*	4,650,489
188,680	Criteo SA ADR*	6,283,044
778,475	Eventbrite, Inc. Class A*	8,960,247
93,675	Ziff Davis, Inc.*	6,793,311
		26,687,091
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
177,475	Aclaris Therapeutics, Inc.*	1,751,678
42,173	Akero Therapeutics, Inc.*	1,830,308
230,448	Amicus Therapeutics, Inc.*	3,138,702
66,339	Apellis Pharmaceuticals, Inc.*	1,708,229
14,414	Ascendis Pharma AS ADR*	1,299,422
63,097	Bioxcel Therapeutics, Inc.*(3)	576,707
55,463	Blueprint Medicines Corp.*	3,660,558
65,338	Celldex Therapeutics, Inc.*	2,310,352
133,669	Crinetics Pharmaceuticals, Inc.*	2,539,711
112,942	Cytokinetics, Inc.*	3,766,616
247,039	Immatics NV*	2,942,234
54,796	Immunocore Holdings PLC ADR*	3,615,440
131,925	ImmunoGen, Inc.*	2,350,904
82,833	Intellia Therapeutics, Inc.*	3,506,321
95,164	Intra-Cellular Therapies, Inc.*	5,884,942
16,007	Karuna Therapeutics, Inc.*	3,197,718
63,677	Kymera Therapeutics, Inc.*	1,393,253
103,293	Merus NV*	2,710,408
38,439	Morphic Holding, Inc.*	2,180,644
55,498	Prothena Corp. PLC*	3,822,147
79,067	PTC Therapeutics, Inc.*	3,189,563
76,281	Revance Therapeutics, Inc.*	1,802,520
92,083	Revolution Medicines, Inc.*	2,417,179
129,826	Rocket Pharmaceuticals, Inc.*	2,343,359
107,500	Syndax Pharmaceuticals, Inc.*	2,291,900
92,506	Vaxcyte, Inc.*	4,445,838
167,039	Verona Pharma PLC ADR*	3,689,892
		74,366,545
	Semiconductors & Semiconductor Equipment - 2.5%
49,253	MKS Instruments, Inc.	5,376,950
38,688	SiTime Corp.*	4,991,139
61,873	Synaptics, Inc.*	5,587,751
		15,955,840
	Software & Services - 12.1%
208,980	Clearwater Analytics Holdings, Inc. Class A*	3,600,725
42,585	CyberArk Software Ltd.*	7,069,536
293,534	DoubleVerify Holdings, Inc.*	12,357,781
106,650	Five9, Inc.*	9,358,538
96,834	Intapp, Inc.*	3,976,004

188

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Software & Services - 12.1% - (continued)
376,420	Jamf Holding Corp.*		$ 8,175,842
46,183	Manhattan Associates, Inc.*		8,803,403
37,345	New Relic, Inc.*		3,136,233
17,281	Perficient, Inc.*		1,102,355
451,356	PowerSchool Holdings, Inc. Class A*		10,909,275
54,191	RingCentral, Inc. Class A*		2,241,340
131,920	Sprout Social, Inc. Class A*		7,537,909
			78,268,941
	Technology Hardware & Equipment - 3.4%
215,454	Calix, Inc.*		9,719,130
55,432	ePlus, Inc.*		3,123,593
52,434	Novanta, Inc.*		9,275,575
			22,118,298
	Total Common Stocks (cost $549,294,484)		$ 633,411,913
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
19,852	iShares Russell 2000 Growth ETF (3)		$ 5,043,202
	Total Exchange-Traded Funds (cost $4,191,784)		$ 5,043,202
	Total Long-Term Investments (cost $553,486,268)		$ 638,455,115
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.3%
$ 1,842,323	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $1,842,593; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $1,879,182		$ 1,842,323
	Securities Lending Collateral - 0.8%
846,776	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		846,776
2,822,584	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		2,822,584
846,775	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(4)		846,775
846,775	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(4)		846,775
			5,362,910
	Total Short-Term Investments (cost $7,205,233)		$ 7,205,233
	Total Investments (cost $560,691,501)	99.7%	$ 645,660,348
	Other Assets and Liabilities	0.3%	1,982,705
	Total Net Assets	100.0%	$ 647,643,053
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,169,129 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,169,129

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

189

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 6,943,141	$ 6,943,141	$ —	$ —
Banks	5,750,102	5,750,102	—	—
Capital Goods	104,237,417	104,237,417	—	—
Commercial & Professional Services	46,079,583	46,079,583	—	—
Consumer Discretionary Distribution & Retail	13,555,616	12,386,487	—	1,169,129
Consumer Durables & Apparel	24,308,331	24,308,331	—	—
Consumer Services	35,855,230	35,855,230	—	—
Energy	30,770,058	30,770,058	—	—
Equity Real Estate Investment Trusts (REITs)	18,108,207	18,108,207	—	—
Financial Services	13,189,671	13,189,671	—	—
Food, Beverage & Tobacco	16,023,671	16,023,671	—	—
Health Care Equipment & Services	66,498,668	66,498,668	—	—
Household & Personal Products	12,539,113	12,539,113	—	—
Insurance	1,375,203	1,375,203	—	—
Materials	20,781,187	20,781,187	—	—
Media & Entertainment	26,687,091	26,687,091	—	—
Pharmaceuticals, Biotechnology & Life Sciences	74,366,545	74,366,545	—	—
Semiconductors & Semiconductor Equipment	15,955,840	15,955,840	—	—
Software & Services	78,268,941	78,268,941	—	—
Technology Hardware & Equipment	22,118,298	22,118,298	—	—
Exchange-Traded Funds	5,043,202	5,043,202	—	—
Short-Term Investments	7,205,233	5,362,910	1,842,323	—
Total	$ 645,660,348	$ 642,648,896	$ 1,842,323	$ 1,169,129

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
190

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7%
	Asset-Backed - Automobile - 2.1%
$ 5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	$ 5,302,985
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	4,967,799
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,572,963
	Exeter Automobile Receivables Trust
1,930,000	4.02%, 01/17/2028(1)	1,746,098
3,365,000	9.75%, 11/15/2030(1)	3,327,360
2,040,000	12.07%, 09/16/2030(1)	2,173,934
2,091,000	Flagship Credit Auto Trust 11.44%, 04/15/2030(1)	2,149,531
	Santander Bank Auto Credit-Linked Notes
190,265	3.27%, 12/15/2031(1)	185,784
1,000,000	5.00%, 12/15/2031(1)	935,325
1,200,000	6.17%, 12/15/2031(1)	1,009,888
2,000,000	9.97%, 05/15/2032(1)	1,930,033
715,000	13.75%, 06/15/2033(1)	710,595
7,075,000	Tricolor Auto Securitization Trust 13.45%, 06/15/2028(1)	7,287,713
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,690,829
8,830,000	3.66%, 12/15/2027(1)	7,940,745
		42,931,582
	Asset-Backed - Credit Card - 0.4%
7,750,000	Mercury Financial Credit Card Master Trust 5.20%, 09/21/2026(1)	7,378,444
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
444,356	5.55%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	130,315
765,716	5.57%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	234,335
796,542	5.77%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	195,988
526,915	5.87%, 04/25/2047, 1 mo. USD Term SOFR + 0.57%(2)	255,051
1,956,868	Morgan Stanley Mortgage Loan Trust 5.75%, 11/25/2036, 1 mo. USD LIBOR + 0.34%(2)	599,344
	Soundview Home Loan Trust
2,251,000	5.89%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,903,266
89,492	5.91%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	82,753
		3,401,052
	Commercial Mortgage-Backed Securities - 3.0%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	455,253
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(4)	140,984
4,302,478	1.62%, 04/15/2053(3)(4)	288,454
	Benchmark Mortgage Trust
14,475,403	1.19%, 03/15/2062(3)(4)	703,697
8,648,444	1.51%, 01/15/2054(3)(4)	724,298
	BPR Trust
8,245,000	9.40%, 02/15/2024, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,162,605
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7% - (continued)
	Commercial Mortgage-Backed Securities - 3.0% - (continued)
$ 5,675,000	12.85%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	$ 5,516,678
1,742,000	BX Commercial Mortgage Trust 8.19%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,606,697
	BX Trust
1,004,195	8.92%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	1,001,636
1,120,000	10.27%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	999,644
10,165,000	BXSC Commercial Mortgage Trust 9.36%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,031,328
2,260,000	CAMB Commercial Mortgage Trust 8.59%, 12/15/2037, 1 mo. USD Term SOFR + 3.36%(1)(2)	2,188,405
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/11/2047(1)(3)	155,725
	Commercial Mortgage Trust
1,350,000	4.65%, 08/10/2047(3)	1,087,870
756,698	4.75%, 10/15/2045(1)(3)	189,175
1,588	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	1,556
	DBJPM Mortgage Trust
17,708,589	1.43%, 08/10/2049(3)(4)	578,389
4,135,642	1.71%, 09/15/2053(3)(4)	257,688
	GS Mortgage Securities Corp. Trust
6,715,000	2.95%, 11/05/2034(1)	4,840,999
1,450,000	9.89%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,293,735
	GS Mortgage Securities Trust
454,656	0.02%, 07/10/2046(3)(4)	5
45,957	0.09%, 08/10/2044(1)(3)(4)	0
7,481,546	0.66%, 02/13/2053(3)(4)	224,627
1,897,533	4.61%, 11/10/2045(1)(3)	1,737,234
175,000	5.00%, 04/10/2047(1)(3)	142,387
	JP Morgan Chase Commercial Mortgage Securities Trust
588,511	2.73%, 10/15/2045(1)(3)	503,177
485,000	3.78%, 12/15/2047(1)(3)	330,563
	Morgan Stanley Capital I Trust
2,055,000	4.28%, 06/15/2050(3)	1,623,881
465,000	4.94%, 07/15/2049(1)(3)	328,236
4,551	5.26%, 10/12/2052(1)(3)	1,684
11,760,000	SREIT Trust 7.96%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	11,303,333
15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(3)	12,360
	Wells Fargo NA
6,495,260	0.59%, 11/15/2062(3)(4)	193,295
28,439,791	0.64%, 11/15/2062(3)(4)	930,359
5,316,449	0.69%, 12/15/2052(3)(4)	182,802
11,835,022	0.88%, 01/15/2063(3)(4)	510,320
9,228,232	0.89%, 05/15/2062(3)(4)	367,367
4,221,130	1.22%, 03/15/2063(3)(4)	242,956
13,774,062	1.76%, 03/15/2063(3)(4)	1,283,024
	WFRBS Commercial Mortgage Trust
143,307	3.02%, 11/15/2047(1)	7,873
2,125,000	4.72%, 11/15/2045(1)(3)	1,891,412
215,000	5.00%, 06/15/2044(1)(3)	109,892
		62,151,603
	Other Asset-Backed Securities - 5.9%
1,144,915	AASET Trust 6.41%, 01/16/2040(1)	137,619

191

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7% - (continued)
	Other Asset-Backed Securities - 5.9% - (continued)
$ 2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	$ 1,921,465
2,010,000	Apidos CLO XLIII Ltd. 7.89%, 04/25/2035, 3 mo. USD Term SOFR + 3.00%(1)(2)	2,035,802
2,875,000	Ares XLIX CLO Ltd. 11.31%, 07/22/2030, 3 mo. USD Term SOFR + 5.96%(1)(2)	2,428,898
2,183,000	Atlas Senior Loan Fund XI Ltd. 11.36%, 07/26/2031, 3 mo. USD Term SOFR + 6.01%(1)(2)	1,390,925
2,850,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	2,833,986
2,030,000	Bain Capital Credit CLO Ltd. 10.14%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(2)	2,040,150
305,000	Ballyrock CLO 14 Ltd. 12.59%, 01/20/2034, 3 mo. USD Term SOFR + 7.26%(1)(2)	302,994
5,630,000	Benefit Street Partners CLO XXXI Ltd. 7.87%, 04/25/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	5,629,606
2,981,250	Carlyle U.S. CLO Ltd. 10.89%, 01/20/2030, 3 mo. USD Term SOFR + 5.56%(1)(2)	2,518,020
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	746,512
	CIFC Funding Ltd.
2,660,000	10.53%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	2,331,136
2,270,000	12.42%, 01/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	2,224,055
2,500,000	Dryden 64 CLO Ltd. 11.17%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	2,083,417
2,390,000	Elmwood CLO Ltd. 8.06%, 04/16/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	2,393,721
17,924	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	12,573
1,099,498	GSAMP Trust 5.50%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	628,610
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,574,998
5,160,000	Octagon 61 Ltd. 8.07%, 04/20/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	5,206,265
2,825,000	Octagon Investment Partners 27 Ltd. 11.52%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,332,289
5,000,000	Octagon Investment Partners XVI Ltd. 11.32%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,122,195
3,000,000	Octagon Loan Funding Ltd. 11.35%, 11/18/2031, 3 mo. USD LIBOR + 6.00%(1)(2)	2,358,816
4,910,000	Palmer Square Loan Funding Ltd. 13.10%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	4,400,352
	PRET LLC
3,705,000	3.72%, 07/25/2051(1)(5)	3,026,844
6,350,000	3.84%, 07/25/2051(1)(5)	5,275,910
1,890,000	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(5)	1,549,883
9,920,000	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(5)	8,298,219
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7% - (continued)
	Other Asset-Backed Securities - 5.9% - (continued)
$ 1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	$ 1,392,557
2,000,000	Sound Point CLO XII Ltd. 12.49%, 10/20/2028, 3 mo. USD Term SOFR + 7.16%(1)(2)	1,798,882
6,750,000	Stewart Park CLO Ltd. 10.85%, 01/15/2030, 3 mo. USD Term SOFR + 5.54%(1)(2)	5,504,274
3,385,000	Texas Debt Capital CLO Ltd. 7.82%, 04/20/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	3,350,016
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,092,612
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(5)	11,577,695
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(5)	1,290,620
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(5)	1,923,786
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(5)	1,588,916
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(5)	1,674,208
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(5)	4,645,221
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(5)	3,524,396
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(5)	3,950,681
6,150,000	Webster Park CLO Ltd. 11.09%, 07/20/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	5,348,507
		120,467,631
	Whole Loan Collateral CMO - 5.1%
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,576,084
93,166	Banc of America Mortgage Trust 4.00%, 09/25/2035(3)	81,386
42,330	Bear Stearns ALT-A Trust 5.91%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	37,629
80,423	Bear Stearns ARM Trust 5.23%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	76,620
1,688,000	Bellemeade RE Ltd. 9.67%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,687,989
439,068	Chase Mortgage Finance Trust 5.50%, 11/25/2035	325,639
237,613	CHL Mortgage Pass-Through Trust 3.76%, 09/25/2047(3)	209,611
	Connecticut Avenue Securities Trust
2,240,000	8.18%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,232,123
555,000	8.22%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	557,922
9,000,000	8.43%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	8,853,750
6,980,000	8.58%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	7,014,783
740,000	8.67%, 07/25/2042, 30 day USD SOFR Average + 3.60%(1)(2)	765,207
555,000	8.97%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	562,978
2,390,000	9.57%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,466,785
4,165,000	9.82%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	4,437,041

192

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7% - (continued)
	Whole Loan Collateral CMO - 5.1% - (continued)
$ 950,000	9.82%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	$ 993,466
1,510,000	10.32%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,590,694
3,030,000	10.42%, 05/25/2043, 30 day USD SOFR Average + 5.35%(1)(2)	3,226,975
970,000	10.62%, 01/25/2043, 30 day USD SOFR Average + 5.55%(1)(2)	1,034,881
3,006,000	10.67%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	3,227,692
820,000	10.97%, 07/25/2043, 30 day USD SOFR Average + 5.90%(1)(2)	833,325
1,385,000	11.32%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,514,055
1,020,000	11.92%, 06/25/2043, 30 day USD SOFR Average + 6.85%(1)(2)	1,062,302
2,570,000	12.07%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	2,699,167
8,200,000	14.43%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	8,872,072
	Countrywide Alternative Loan Trust
24,908	5.50%, 12/25/2035, 1 mo. USD Term SOFR + 0.61%(2)	10,981
537,489	5.75%, 05/25/2036	221,593
87,148	5.95%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	78,464
552,062	6.00%, 05/25/2036	298,425
161,598	6.05%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	130,101
62,411	CSMC Trust 3.25%, 04/25/2047(1)(3)	55,422
8,870,000	Eagle RE Ltd. 10.82%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,190,577
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	3,460,069
30,087	GMACM Mortgage Loan Trust 3.28%, 04/19/2036(3)	23,591
259,150	GSR Mortgage Loan Trust 3.93%, 01/25/2036(3)	253,018
829,664	HarborView Mortgage Loan Trust 5.84%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	781,824
10,390,000	Home RE Ltd. 10.57%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	10,647,970
16,774	Impac CMB Trust 7.66%, 02/25/2036, 1 mo. USD Term SOFR + 2.36%(2)	15,587
343,974	IndyMac IMSC Mortgage Loan Trust 5.56%, 03/25/2047, 1 mo. USD Term SOFR + 0.26%(2)	236,544
	JP Morgan Mortgage Trust
99,250	3.91%, 11/25/2035(3)	86,261
131,307	3.94%, 05/25/2036(3)	107,143
20,190	4.35%, 04/25/2037(3)	14,876
967,115	Legacy Mortgage Asset Trust 6.25%, 11/25/2059(1)(5)	966,728
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)(5)	1,729,387
41,038	MASTR Adjustable Rate Mortgages Trust 4.94%, 11/21/2034(3)	38,804
157,556	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.68%, 06/25/2036(3)	118,703
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7% - (continued)
	Whole Loan Collateral CMO - 5.1% - (continued)
$ 3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(5)	$ 3,093,229
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(5)	4,066,545
1,449,108	PMT Credit Risk Transfer Trust 8.33%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	1,441,584
	Preston Ridge Partners Mortgage LLC
1,265,000	3.47%, 04/25/2026(1)(5)	1,083,961
996,000	4.70%, 11/25/2025(1)(5)	846,306
5,688,000	4.83%, 10/25/2026(1)(5)	5,018,574
502,673	Structured Asset Mortgage Investments II Trust 5.87%, 02/25/2036, 1 mo. USD Term SOFR + 0.57%(2)	421,884
4,675,000	Triangle Re Ltd. 10.91%, 10/25/2033, 1 mo. USD LIBOR + 5.50%(1)(2)	4,827,150
12,397	WaMu Mortgage Pass-Through Certificates Trust 6.25%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	11,412
305,961	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	195,554
		105,412,443
	Total Asset & Commercial Mortgage-Backed Securities (cost $371,624,663)	$ 341,742,755
CONVERTIBLE BONDS - 3.4%
	Airlines - 0.1%
1,925,000	Southwest Airlines Co. 1.25%, 05/01/2025(6)	$ 2,115,575
	Auto Manufacturers - 0.1%
1,291,000	Ford Motor Co. 0.00%, 03/15/2026(7)	1,316,820
	Biotechnology - 0.3%
1,800,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027(1)(6)	1,756,448
1,987,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,177,007
1,735,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	1,735,000
		5,668,455
	Commercial Services - 0.4%
2,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(7)	2,156,667
2,138,000	Block, Inc. 0.13%, 03/01/2025	2,112,344
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,159,732
$ 2,220,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(7)	2,410,920
		7,839,663
	Electric - 0.1%
1,675,000	Southern Co. 3.88%, 12/15/2025(1)	1,680,863
	Energy-Alternate Sources - 0.2%
1,745,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)(7)	1,572,321

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4% - (continued)
	Energy-Alternate Sources - 0.2% - (continued)
$ 411,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	$ 614,650
2,105,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)(7)	2,370,230
		4,557,201
	Entertainment - 0.1%
1,570,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)(7)	1,207,330
	Healthcare - Products - 0.2%
1,087,000	Insulet Corp. 0.38%, 09/01/2026	1,439,731
1,924,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,798,940
		3,238,671
	Internet - 0.6%
1,975,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,776,512
	Etsy, Inc.
445,000	0.13%, 10/01/2026	588,068
1,953,000	0.25%, 06/15/2028	1,578,024
	Sea Ltd.
1,940,000	0.25%, 09/15/2026	1,561,700
560,000	2.38%, 12/01/2025	600,600
2,226,000	Snap, Inc. 0.13%, 03/01/2028	1,598,268
2,318,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	2,226,176
1,750,000	Zillow Group, Inc. 1.38%, 09/01/2026	2,312,625
		12,241,973
	IT Services - 0.2%
2,430,000	Rapid7, Inc. 0.25%, 03/15/2027	2,115,619
1,900,000	Zscaler, Inc. 0.13%, 07/01/2025	2,333,046
		4,448,665
	Leisure Time - 0.0%
225,000	Carnival Corp. 5.75%, 12/01/2027(1)	373,838
164,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025(1)(6)	376,216
		750,054
	Lodging - 0.2%
3,687,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	4,077,195
	Machinery-Diversified - 0.1%
1,825,000	Middleby Corp. 1.00%, 09/01/2025	2,300,412
	Miscellaneous Manufacturing - 0.1%
2,024,000	John Bean Technologies Corp. 0.25%, 05/15/2026(6)	1,929,884
	Pharmaceuticals - 0.2%
1,088,000	Ascendis Pharma AS 2.25%, 04/01/2028	986,680
2,375,000	Dexcom, Inc. 0.25%, 11/15/2025(6)	2,498,540
1,676,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,734,660
		5,219,880
	REITS - 0.1%
2,255,000	Welltower OP LLC 2.75%, 05/15/2028(1)	2,292,208
	Semiconductors - 0.1%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,751,000
665,000	0.50%, 03/01/2029(1)	809,755
		2,560,755
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4% - (continued)
	Software - 0.3%
$ 325,000	Bills Holdings, Inc. 0.00%, 12/01/2025(7)	$ 348,400
2,550,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	2,264,835
1,130,000	MongoDB, Inc. 0.25%, 01/15/2026	2,306,895
1,650,000	Ringcentral, Inc. 0.00%, 03/01/2025(7)	1,518,000
		6,438,130
	Total Convertible Bonds (cost $69,883,608)	$ 69,883,734
CORPORATE BONDS - 28.9%
	Aerospace/Defense - 0.2%
3,500,000	Embraer Netherlands Finance BV 7.00%, 07/28/2030(1)	$ 3,543,750
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	358,599
		3,902,349
	Agriculture - 0.1%
1,685,000	Kernel Holding SA 6.50%, 10/17/2024(1)	1,162,650
2,290,000	MHP Lux SA 6.25%, 09/19/2029(8)	1,190,800
		2,353,450
	Airlines - 0.3%
3,551,396	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(1)	3,348,304
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
2,663,000	6.38%, 02/01/2030(1)	2,253,883
513,000	9.50%, 06/01/2028(1)	489,936
		6,092,123
	Apparel - 0.1%
1,430,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(6)	1,456,934
	Auto Manufacturers - 0.2%
CAD 2,500,000	Daimler Truck Finance Canada, Inc. 1.85%, 12/15/2023	1,870,239
$ 2,500,000	Daimler Truck Finance North America LLC 6.27%, 04/05/2024, 3 mo. USD SOFR + 1.00%(1)(2)	2,504,432
CAD 200,000	General Motors Financial of Canada Ltd. 3.25%, 11/07/2023	150,711
500,000	VW Credit Canada, Inc. 1.20%, 09/25/2023	376,773
		4,902,155
	Auto Parts & Equipment - 0.3%
	Forvia
EUR 2,875,000	2.38%, 06/15/2027(8)	2,864,714
2,805,000	2.75%, 02/15/2027(8)	2,852,791
		5,717,505
	Chemicals - 0.4%
	Braskem Netherlands Finance BV
$ 1,590,000	7.25%, 02/13/2033(1)	1,566,657
200,000	7.25%, 02/13/2033(8)	197,064
EUR 1,265,000	Itelyum Regeneration Spa 4.63%, 10/01/2026(1)	1,287,974
2,275,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(8)	2,316,317
	OCP SA
$ 275,000	3.75%, 06/23/2031(8)	230,398

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Chemicals - 0.4% - (continued)
$ 200,000	5.13%, 06/23/2051(8)	$ 150,944
3,985,000	Sasol Financing USA LLC 5.50%, 03/18/2031	3,284,082
		9,033,436
	Commercial Banks - 7.9%
EUR 4,415,000	AIB Group PLC 5.25%, 10/09/2024, (5.25% fixed rate until 10/09/2024; 5 yr. EUR Swap + 5.70% thereafter)(8)(9)(10)	4,611,579
400,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, 3 mo. EURIBOR + 4.54%(8)(9)	457,420
	Banca Monte dei Paschi di Siena SpA
7,040,000	1.88%, 01/09/2026(8)	6,916,415
1,825,000	2.63%, 04/28/2025(8)	1,885,218
1,555,000	Banca Transilvania SA 8.88%, 04/27/2027, 1 yr. EURIBOR ICE Swap + 5.58%(8)(9)	1,777,838
	Banco de Credito del Peru SA
$ 236,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(8)(9)	218,875
110,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(8)(9)	97,530
EUR 1,200,000	Banco de Credito Social Cooperativo SA 1.75%, 03/09/2028, (1.75% fixed rate until 03/09/2027; 1 yr. EUR Swap + 2.15% thereafter)(8)(9)	1,100,586
$ 250,000	Banco do Brasil SA 6.25%, 04/18/2030(1)	249,175
1,200,000	Banco Santander SA 6.39%, 05/24/2024, 3 mo. USD SOFR + 1.24%(2)	1,206,587
1,605,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(9)	1,417,006
1,800,000	Bank Leumi Le-Israel BM 7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 yr. USD CMT + 3.47% thereafter)(8)(9)	1,773,000
GBP 1,900,000	Bank of Ireland Group PLC 7.59%, 12/06/2032, (7.59% fixed rate until 09/06/2027; 5 yr. U.K. Government Bond + 4.70% thereafter)(8)(9)	2,399,496
$ 500,000	Bank of Montreal 5.91%, 03/08/2024, 3 mo. USD SOFR + 0.71%(2)	500,429
EUR 1,900,000	Banque Federative du Credit Mutuel SA 3.88%, 06/16/2032, (3.88% fixed rate until 06/16/2027; 5 yr. EUR Swap + 2.20% thereafter)(8)(9)	1,985,689
	Barclays PLC
GBP 1,525,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 yr. GBP SONIA Linked ICE Swap + 5.19% thereafter)(8)(9)(10)	1,829,896
1,350,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 yr. U.K. Government Bond + 6.02% thereafter)(8)(9)(10)	1,561,574
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 7.9% - (continued)
	BAWAG Group AG
EUR 900,000	1.88%, 09/23/2030, (1.88% fixed rate until 09/23/2025; 5 yr. EUR Swap + 2.35% thereafter)(8)(9)	$ 827,476
2,700,000	2.38%, 03/26/2029, (2.38% fixed rate until 03/26/2024; 5 yr. EUR Swap + 2.30% thereafter)(8)(9)	2,793,798
$ 9,215,000	BBVA Bancomer SA 8.45%, 06/29/2038, 5 yr. USD CMT + 4.66%(1)(9)	9,383,174
EUR 3,600,000	Belfius Bank SA 3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 yr. EUR Swap + 2.94% thereafter)(8)(9)(10)	3,030,130
	BNP Paribas SA
1,500,000	1.13%, 01/15/2032, (1.13% fixed rate until 01/15/2027; 5 yr. EUR Swap + 1.20% thereafter)(8)(9)	1,425,685
$ 1,100,000	2.50%, 03/31/2032, (2.50% fixed rate until 03/31/2027; 5 yr. EURIBOR ICE Swap + 1.60% thereafter)(8)(9)	1,095,716
EUR 2,410,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 yr. USD CMT + 3.34% thereafter)(1)(6)(9)(10)	1,843,044
$ 1,450,000	6.63%, 03/25/2024, (6.63% fixed rate until 03/25/2024; 5 yr. USD Swap + 4.15% thereafter)(8)(9)(10)	1,408,313
3,600,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 yr. USD Swap + 5.15% thereafter)(1)(9)(10)	3,555,360
	BPCE SA
EUR 5,600,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(8)(9)	5,326,349
1,300,000	4.50%, 01/13/2033(8)	1,441,557
$ 2,000,000	CaixaBank SA 5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 yr. EUR Swap + 4.50% thereafter)(8)(9)(10)	1,916,561
CAD 1,000,000	Canadian Imperial Bank of Commerce 3.29%, 01/15/2024	750,871
	Credit Agricole SA
$ 1,320,000	4.75%, 03/23/2029, (4.75% fixed rate until 03/23/2029; 5 yr. USD CMT + 3.24% thereafter)(1)(9)(10)	1,077,648
EUR 1,300,000	7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(8)(9)(10)	1,439,925
GBP 1,800,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 yr. GBP SONIA Linked ICE Swap + 4.81% thereafter)(1)(9)(10)	2,206,101
$ 3,900,000	Credit Suisse AG 6.50%, 08/08/2023(8)	3,883,503
EUR 3,600,000	Crelan SA 5.75%, 01/26/2028(8)	4,036,028
$ 9,230,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(8)(9)	8,009,084

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 7.9% - (continued)
	Danske Bank AS
$ 2,400,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(9)	$ 2,170,482
5,833,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 yr. USD CMT + 3.39% thereafter)(8)(9)(10)	5,019,378
325,000	5.38%, 01/12/2024(1)	323,296
5,785,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 yr. USD CMT + 4.13% thereafter)(8)(9)(10)	5,536,673
	Deutsche Bank AG
EUR 3,400,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EUR Swap + 4.55% thereafter)(8)(9)(10)	2,841,109
$ 2,155,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 yr. USD ICE Swap + 2.55% thereafter)(9)	1,887,122
EUR 1,335,000	Eurobank Ergasias Services & Holdings SA 10.00%, 12/06/2032, (10.00% fixed rate until 12/06/2027; 5 yr. EUR Swap + 7.59% thereafter)(8)(9)	1,539,390
360,000	FinecoBank Banca Fineco SpA 5.88%, 12/03/2024, 5 yr. EUR Swap + 6.14%(8)(9)(10)	384,650
$ 2,020,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	1,847,928
	HSBC Holdings PLC
2,760,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(9)	2,239,971
1,635,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(9)(10)	1,304,677
EUR 690,000	4.75%, 07/04/2029, (4.75% fixed rate until 07/04/2029; 5 yr. EUR Swap + 3.84% thereafter)(8)(9)(10)	652,444
$ 2,105,000	6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 yr. USD ICE Swap + 3.75% thereafter)(9)(10)	1,925,368
EUR 1,135,000	6.36%, 11/16/2032, (6.36% fixed rate until 11/16/2027; 5 yr. EUR Swap + 3.30% thereafter)(8)(9)	1,286,809
$ 2,105,000	6.50%, 03/23/2028, (6.50% fixed rate until 03/23/2028; 5 yr. USD ICE Swap + 3.61% thereafter)(9)(10)	1,953,870
	Intesa Sanpaolo SpA
3,100,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(9)	2,386,736
630,000	6.63%, 06/20/2033(1)	632,297
255,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(8)	251,464
EUR 3,100,000	La Banque Postale SA 0.75%, 08/02/2032, (0.75% fixed rate until 05/03/2027; 5 yr. EUR Swap + 1.23% thereafter)(8)(9)	2,802,381
GBP 2,475,000	Lloyds Banking Group PLC 8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 yr. U.K. Government Bond + 5.88% thereafter)(9)(10)	3,061,283
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 7.9% - (continued)
CAD 1,500,000	Morgan Stanley 3.00%, 02/07/2024	$ 1,122,451
EUR 1,300,000	Novo Banco SA 9.88%, 12/01/2033, 5 yr. EUR Swap + 6.71%(8)(9)	1,485,095
4,425,000	Nykredit Realkredit AS 4.00%, 07/17/2028(8)	4,769,462
	OTP Bank Nyrt
2,706,000	2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 yr. EURIBOR ICE Swap + 3.20% thereafter)(8)(9)	2,832,734
$ 400,000	7.50%, 05/25/2027, 1 yr. USD CMT + 3.71%(8)(9)	401,480
200,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(8)(9)	200,074
EUR 2,115,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 yr. EUR Swap + 3.22% thereafter)(8)(9)	2,014,378
$ 356,000	QNB Finance Ltd. 1.38%, 01/26/2026(8)	321,069
	Societe Generale SA
5,130,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(9)(10)	4,312,381
1,105,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 1 yr. USD CMT + 2.95% thereafter)(1)(9)	1,135,893
1,630,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 yr. USD CMT + 5.39% thereafter)(1)(9)(10)	1,658,281
	Standard Chartered PLC
420,000	6.30%, 07/06/2034, 1 yr. USD CMT + 2.58%(1)(9)	427,582
485,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(9)	491,551
2,300,000	7.14%, 01/30/2027, 3 mo. USD LIBOR + 1.51%(8)(9)(10)	2,111,009
	UBS Group AG
EUR 3,100,000	2.88%, 04/02/2032, (2.88% fixed rate until 04/02/2031; 1 yr. EUR Swap + 1.95% thereafter)(8)(9)	2,999,894
$ 830,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(8)(9)(10)	689,938
EUR 1,675,000	7.75%, 03/01/2029, (7.75% fixed rate until 03/01/2028; 1 yr. EURIBOR ICE Swap + 4.95% thereafter)(8)(9)	2,052,316
$ 1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(9)	2,157,711
	Unicaja Banco SA
EUR 1,200,000	4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(8)(9)(10)	959,864
2,500,000	7.25%, 11/15/2027, (7.25% fixed rate until 11/15/2026; 1 yr. EUR Swap + 4.25% thereafter)(8)(9)	2,823,297
		160,452,424

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Services - 0.9%
	Adani Ports & Special Economic Zone Ltd.
$ 450,000	3.10%, 02/02/2031(8)	$ 323,400
200,000	3.83%, 02/02/2032(8)	148,940
1,520,000	4.00%, 07/30/2027(8)	1,297,829
200,000	4.20%, 08/04/2027(8)	171,626
1,735,000	4.38%, 07/03/2029(8)	1,439,960
	Castor SpA
EUR 3,510,000	6.00%, 02/15/2029(1)	3,328,168
1,030,000	8.78%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,073,256
2,535,000	House of HR Group BV 9.00%, 11/03/2029(1)	2,759,361
	Nexi SpA
2,495,000	1.63%, 04/30/2026(8)	2,537,509
1,000,000	2.13%, 04/30/2029(8)	944,845
	Q-Park Holding I BV
1,060,000	5.47%, 03/01/2026, 3 mo. EURIBOR + 2.00%(2)(8)	1,127,208
540,000	5.47%, 03/31/2026, 3 mo. EURIBOR + 2.00%(1)(2)	574,238
$ 397,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	245,148
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	306,086
555,000	3.88%, 07/15/2026(1)	575,372
410,000	3.88%, 07/15/2026(8)	425,049
	Verisure Midholding AB
440,000	5.25%, 02/15/2029(8)	423,235
306,000	5.25%, 02/15/2029(1)	294,341
		17,995,571
	Construction Materials - 0.1%
$ 1,890,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 4.91% thereafter)(1)(9)(10)	1,969,497
	Diversified Financial Services - 0.9%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.94%, 09/29/2023, 3 mo. USD SOFR + 0.68%(2)	499,524
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(9)(10)	7,794,513
200,000	CMB International Leasing Management Ltd. 2.75%, 08/12/2030(8)	165,394
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(11)(12)	—
1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,428,516
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,111,573
5,230,000	6.50%, 05/01/2028(1)	4,611,085
2,748,000	PennyMac Financial Services, Inc. 5.75%, 09/15/2031(1)	2,318,896
275,000	REC Ltd. 5.63%, 04/11/2028(1)	271,753
		18,201,254
	Electric - 2.4%
1,019,947	Alfa Desarrollo SpA 4.55%, 09/27/2051(8)	777,080
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Electric - 2.4% - (continued)
$ 2,100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(8)	$ 1,938,258
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(9)(10)	4,315,726
6,027,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(9)(10)	5,348,647
9,985,000	Electricite de France SA 9.13%, 03/15/2033, (9.13% fixed rate until 03/15/2033; 5 yr. USD CMT + 5.41% thereafter)(1)(9)(10)	10,496,731
542,000	Inkia Energy Ltd. 5.88%, 11/09/2027(8)	517,339
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,073,438
430,000	Kallpa Generacion SA 4.88%, 05/24/2026(8)	414,884
695,000	Lamar Funding Ltd. 3.96%, 05/07/2025(8)	665,702
	Pacific Gas & Electric Co.
3,475,000	6.70%, 04/01/2053	3,466,847
915,000	6.75%, 01/15/2053	914,297
3,880,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(8)	3,325,873
	Termocandelaria Power Ltd.
3,472,775	7.88%, 01/30/2029(8)	3,221,155
155,000	7.88%, 01/30/2029(1)	143,769
14,665,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	13,228,710
		49,848,456
	Electronics - 0.0%
500,000	Coherent Corp. 5.00%, 12/15/2029(1)	450,000
	Energy-Alternate Sources - 1.3%
	Energo-Pro AS
10,880,000	8.50%, 02/04/2027(1)	10,553,600
3,250,000	8.50%, 02/04/2027(8)	3,152,500
4,940,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	5,090,418
6,227,500	Greenko Dutch BV 3.85%, 03/29/2026(8)	5,651,456
333,900	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	293,395
1,440,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(8)	1,402,560
		26,143,929
	Engineering & Construction - 0.8%
520,000	Aeropuerto Internacional de Tocumen SA 5.13%, 08/11/2061(1)	421,226
1,578,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029(8)	1,559,190
351,777	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(7)	245,168
	IHS Holding Ltd.
1,865,000	5.63%, 11/29/2026(1)	1,627,287
310,000	6.25%, 11/29/2028(1)	255,564
	International Airport Finance SA
7,594,398	12.00%, 03/15/2033(1)(6)	7,221,054
6,181,148	12.00%, 03/15/2033(8)	5,877,280
		17,206,769

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Entertainment - 0.1%
$ 500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	$ 512,859
250,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(6)	220,100
1,290,000	Ontario Gaming GTA LP 8.00%, 08/01/2030(1)	1,302,900
		2,035,859
	Food - 0.2%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(8)	3,517,179
	Forest Products & Paper - 0.0%
$ 225,000	Inversiones CMPC SA 3.85%, 01/13/2030(8)	202,764
	Gas - 0.0%
500,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	507,587
	Hand/Machine Tools - 0.2%
EUR 4,630,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(8)	4,631,507
	Healthcare - Services - 0.2%
4,840,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(8)	4,465,393
	Home Builders - 0.3%
$ 3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,318,283
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,960,925
		6,279,208
	Insurance - 1.1%
400,000	Aegon NV 3.94%, 10/15/2023, 10 yr. USD ICE Swap + 0.39%(2)(8)(10)	305,140
	AIA Group Ltd.
EUR 1,775,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 yr. EUR Swap + 1.10% thereafter)(8)(9)	1,560,116
$ 1,080,000	2.70%, 04/07/2026, (2.70% fixed rate until 04/07/2026; 5 yr. USD CMT + 1.76% thereafter)(8)(9)(10)	951,975
270,000	3.20%, 09/16/2040(8)	200,389
2,000,000	Allianz SE 3.50%, 11/17/2025, 5 yr. USD CMT + 2.97%(8)(9)(10)	1,689,475
3,300,000	Argentum Netherlands BV for Swiss Re Ltd. 5.52%, 08/15/2027, (5.52% fixed rate until 08/15/2027; 5 yr. USD CMT + 2.76% thereafter)(8)(9)(10)	2,869,508
4,384,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	3,815,795
	AXA SA
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.26% thereafter)(8)(9)(10)	511,337
3,950,000	8.60%, 12/15/2030	4,733,522
1,360,000	HSB Group, Inc. 6.48%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,245,061
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)	2,967,308
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Insurance - 1.1% - (continued)
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 800,000	0.63%, 06/21/2027(8)	$ 759,799
200,000	2.13%, 06/21/2052, 3 mo. EURIBOR + 3.45%(8)(9)	153,912
		21,763,337
	Internet - 0.0%
$ 245,000	Prosus NV 3.26%, 01/19/2027(1)	221,720
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,339
		300,059
	Investment Company Security - 0.6%
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	6,131,277
3,575,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(8)	3,128,349
2,336,000	Huarong Finance 2019 Co. Ltd. 3.75%, 05/29/2024(8)	2,265,152
200,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(8)	179,924
381,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(1)	400,115
		12,104,817
	Iron/Steel - 0.2%
	CSN Resources SA
540,000	4.63%, 06/10/2031(8)	427,852
3,610,000	5.88%, 04/08/2032(1)	3,005,632
1,980,000	JSW Steel Ltd. 5.05%, 04/05/2032(8)	1,611,613
		5,045,097
	Leisure Time - 0.8%
	Carnival Corp.
7,840,000	5.75%, 03/01/2027(1)	7,252,624
3,741,000	6.00%, 05/01/2029(1)	3,362,767
670,000	10.50%, 06/01/2030(1)	708,744
1,600,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)(6)	1,308,888
1,471,000	NCL Corp. Ltd. 7.75%, 02/15/2029(1)(6)	1,408,648
500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	479,587
1,900,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	1,953,580
		16,474,838
	Lodging - 0.4%
1,135,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	1,010,283
4,115,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	3,170,155
	Wynn Macau Ltd.
1,730,000	5.13%, 12/15/2029(1)	1,468,130
2,015,000	5.63%, 08/26/2028(1)	1,791,536
		7,440,104
	Machinery-Diversified - 0.3%
8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)	5,291,894
EUR 1,605,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(8)	1,605,657
		6,897,551

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Media - 0.3%
GBP 1,285,000	Virgin Media Secured Finance PLC 4.13%, 08/15/2030(8)	$ 1,303,155
3,770,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(8)	3,938,162
		5,241,317
	Mining - 0.2%
$ 3,940,000	Stillwater Mining Co. 4.50%, 11/16/2029(8)	3,202,235
	Oil & Gas - 2.1%
300,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	296,885
	Ecopetrol SA
4,360,000	4.63%, 11/02/2031	3,468,668
200,000	8.63%, 01/19/2029	205,750
400,000	8.88%, 01/13/2033	410,363
635,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(8)	614,134
	Energian Israel Finance Ltd.
118,000	4.50%, 03/30/2024(8)	116,566
116,000	4.88%, 03/30/2026(8)	108,315
205,000	5.38%, 03/30/2028(8)	185,779
14,549,000	5.88%, 03/30/2031(8)	12,712,335
1,350,000	8.50%, 09/30/2033(8)	1,350,000
1,900,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(8)	1,679,155
3,550,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)(6)	3,155,088
1,805,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(8)	1,694,624
3,360,000	Ovintiv, Inc. 7.10%, 07/15/2053	3,577,623
	Petroleos de Venezuela SA
290,000	6.00%, 05/16/2024(8)(11)	10,150
125,000	9.00%, 11/17/2021(8)(11)	4,375
	Petroleos Mexicanos
2,410,000	7.69%, 01/23/2050	1,673,220
1,920,000	8.75%, 06/02/2029	1,752,954
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	229,775
	Tullow Oil PLC
9,259,000	10.25%, 05/15/2026(1)	7,527,567
1,354,000	10.25%, 05/15/2026(8)	1,100,802
EUR 1,900,000	Wintershall Dea Finance 2 BV 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 yr. EUR Swap + 3.32% thereafter)(8)(9)(10)	1,662,258
		43,536,386
	Oil & Gas Services - 0.2%
$ 6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	4,131,000
	Packaging & Containers - 0.4%
EUR 576,347	ARD Finance SA 5.00%, 06/30/2027(1)(13)	493,489
$ 350,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)(6)	300,384
4,880,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	4,423,630
3,425,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(8)	2,926,984
		8,144,487
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Pharmaceuticals - 0.7%
	Teva Pharmaceutical Finance Netherlands II BV
EUR 12,885,000	4.38%, 05/09/2030	$ 12,126,779
298,000	4.50%, 03/01/2025	323,408
1,940,000	7.88%, 09/15/2031	2,216,313
		14,666,500
	Pipelines - 0.3%
	AI Candelaria Spain SA
$ 3,910,000	5.75%, 06/15/2033(1)	2,978,247
430,000	5.75%, 06/15/2033(8)	327,531
	EIG Pearl Holdings Sarl
290,000	3.55%, 08/31/2036(8)	245,088
240,000	4.39%, 11/30/2046(1)	187,141
435,000	Enbridge, Inc. 5.77%, 02/16/2024, 3 mo. USD SOFR + 0.63%(2)	435,193
560,647	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(8)	476,635
	Greensaif Pipelines Bidco Sarl
200,000	6.13%, 02/23/2038(1)	205,561
200,000	6.51%, 02/23/2042(1)	206,751
		5,062,147
	Real Estate - 0.6%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(8)	782,152
GBP 2,500,000	2.63%, 04/23/2025(8)	2,622,884
EUR 3,360,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(8)(9)(10)	2,641,440
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(8)	232,765
7,485,000	3.30%, 01/12/2031(8)	990,266
6,215,000	3.88%, 10/22/2030(8)	842,068
4,900,000	4.80%, 08/06/2030(8)	685,388
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,281,468
$ 2,355,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(8)(9)(10)	1,561,600
		11,640,031
	Real Estate Investment Trusts - 0.4%
	Brandywine Operating Partnership LP
6,070,000	3.95%, 11/15/2027	4,942,738
1,570,000	7.55%, 03/15/2028	1,443,705
EUR 1,880,000	Hammerson Ireland Finance DAC 1.75%, 06/03/2027(8)	1,721,823
$ 711,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027(1)	639,630
		8,747,896
	Retail - 0.7%
2,528,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(13)	2,291,127
	Dufry One BV
EUR 715,000	2.00%, 02/15/2027(8)	699,733
3,455,000	3.38%, 04/15/2028(8)	3,456,884
1,700,000	Goldstory SAS 5.38%, 03/01/2026(8)	1,794,459
$ 2,554,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	2,202,187
2,717,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	1,929,070

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Retail - 0.7% - (continued)
GBP 1,920,000	Punch Finance PLC 6.13%, 06/30/2026(8)	$ 2,122,196
$ 355,000	Starbucks Corp. 5.55%, 02/14/2024, 3 mo. USD SOFR + 0.42%(2)	354,891
		14,850,547
	Semiconductors - 0.0%
	SK Hynix, Inc.
200,000	2.38%, 01/19/2031(8)	155,272
200,000	6.38%, 01/17/2028(1)	203,058
		358,330
	Software - 0.2%
	TeamSystem SpA
EUR 2,420,000	7.41%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,607,575
750,000	7.41%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(8)	808,133
		3,415,708
	Telecommunications - 2.3%
$ 2,628,000	Altice France SA 5.13%, 07/15/2029(1)	1,840,225
MXN 5,710,000	America Movil SAB de CV 9.50%, 01/27/2031	334,689
$ 6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	5,671,386
305,000	CT Trust 5.13%, 02/03/2032(1)	253,670
	Empresa Nacional de Telecomunicaciones SA
195,000	3.05%, 09/14/2032(1)	155,269
178,000	3.05%, 09/14/2032(8)	141,732
	Frontier Communications Holdings LLC
250,000	5.88%, 10/15/2027(1)	228,977
4,130,000	6.00%, 01/15/2030(1)	2,999,562
	Iliad Holding SASU
EUR 1,055,000	5.13%, 10/15/2026(1)	1,123,267
1,250,000	5.63%, 10/15/2028(1)	1,302,971
	Lorca Telecom Bondco SA
4,810,000	4.00%, 09/18/2027(8)	4,951,660
1,460,000	4.00%, 09/18/2027(1)	1,502,999
	Millicom International Cellular SA
$ 1,791,000	5.13%, 01/15/2028(8)	1,605,428
180,000	6.25%, 03/25/2029(8)	164,790
	Network i2i Ltd.
11,320,000	3.98%, 03/03/2026, 5 yr. USD CMT + 3.39%(8)(9)(10)	10,244,600
1,590,000	5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(8)(9)(10)	1,556,610
205,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	176,853
1,600,000	Silknet JSC 8.38%, 01/31/2027(1)(6)	1,569,920
	Telecom Argentina SA
3,230,000	8.00%, 07/18/2026(1)	3,005,709
2,540,000	8.00%, 07/18/2026(8)	2,363,622
EUR 2,685,000	TMNL Holding BV 3.75%, 01/15/2029(1)	2,634,801
	VEON Holdings BV
$ 305,000	3.38%, 11/25/2027(8)	207,400
220,000	3.38%, 11/25/2027(1)	149,600
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	248,378
	VTR Comunicaciones SpA
2,935,000	4.38%, 04/15/2029(1)	1,731,650
160,000	5.13%, 01/15/2028(1)	94,458
		46,260,226
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Transportation - 0.0%
$ 200,000	Rumo Luxembourg Sarl 5.25%, 01/10/2028(8)	$ 189,000
200,000	Transnet SOC Ltd. 8.25%, 02/06/2028(8)	199,074
		388,074
	Water - 0.2%
	Aegea Finance Sarl
3,125,000	6.75%, 05/20/2029(1)	2,958,562
360,000	6.75%, 05/20/2029(8)	340,826
		3,299,388
	Total Corporate Bonds (cost $616,852,026)	$ 590,335,424
FOREIGN GOVERNMENT OBLIGATIONS - 11.3%
	Angola - 0.3%
	Angolan Government International Bonds
6,825,000	8.75%, 04/14/2032(1)	$ 5,979,792
590,000	8.75%, 04/14/2032(8)	516,934
		6,496,726
	Argentina - 0.2%
	Argentina Government International Bonds
1,751,088	0.75%, 07/09/2030(5)	603,522
8,424,724	3.63%, 07/09/2035(5)	2,628,238
		3,231,760
	Benin - 0.4%
	Benin Government International Bonds
EUR 3,535,000	4.88%, 01/19/2032(1)	3,008,565
6,805,000	4.95%, 01/22/2035(1)	5,453,104
210,000	4.95%, 01/22/2035(8)	168,281
		8,629,950
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 200,000	2.38%, 08/20/2030(8)	167,034
600,000	4.75%, 02/15/2029(1)	586,254
400,000	5.00%, 07/15/2032(1)	392,200
		1,145,488
	Brazil - 1.2%
	Brazil Government International Bonds
1,184,000	4.75%, 01/14/2050	905,570
200,000	5.00%, 01/27/2045	161,869
	Brazil Notas do Tesouro Nacional
BRL 730,434	6.00%, 08/15/2040(14)	165,513
12,829,000	10.00%, 01/01/2025	2,687,973
13,099,000	10.00%, 01/01/2027	2,750,663
89,197,000	10.00%, 01/01/2031	18,216,582
		24,888,170
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 240,000	0.38%, 09/23/2030(8)	203,267
80,000	1.38%, 09/23/2050(8)	48,123
285,000	4.50%, 01/27/2033(1)	310,997
250,000	4.63%, 09/23/2034(8)	272,999
		835,386
	Canada - 1.2%
CAD 650,000	City of Montreal 3.50%, 09/01/2023	492,260
2,500,000	City of Quebec 2.60%, 09/26/2023	1,888,147

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	Canada - 1.2% - (continued)
	Ontario T-Bill
CAD 3,500,000	4.37%, 09/13/2023(15)	$ 2,637,943
3,650,000	4.37%, 09/27/2023(15)	2,745,614
3,000,000	4.42%, 04/17/2024(15)	2,193,434
1,000,000	4.49%, 09/06/2023(15)	754,436
3,000,000	4.58%, 10/18/2023(15)	2,250,047
2,500,000	Province of British Columbia Principal STRIPS 0.00%, 09/08/2023(7)	1,886,208
	Quebec T-Bill
4,345,000	4.38%, 09/15/2023(15)	3,274,113
2,500,000	4.38%, 09/29/2023(15)	1,880,150
5,000,000	4.45%, 08/25/2023(15)	3,778,702
		23,781,054
	Chile - 0.3%
	Bonos de la Tesoreria de la Republica en pesos
CLP 3,720,000,000	4.70%, 09/01/2030(8)	4,276,706
360,000,000	5.30%, 11/01/2037(8)	433,045
	Chile Government International Bonds
$ 1,655,000	2.55%, 07/27/2033	1,346,510
441,000	3.10%, 05/07/2041	329,433
		6,385,694
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,473,025
	Colombia - 0.9%
	Colombia Government International Bonds
$ 2,180,000	3.00%, 01/30/2030	1,746,820
1,300,000	3.13%, 04/15/2031	1,015,102
437,000	3.25%, 04/22/2032	334,191
270,000	4.13%, 02/22/2042	180,653
8,240,000	5.00%, 06/15/2045	5,924,175
4,820,000	5.63%, 02/26/2044	3,755,808
400,000	7.50%, 02/02/2034	403,793
705,000	8.00%, 04/20/2033	739,815
COP 22,810,400,000	Colombia TES 7.00%, 06/30/2032	4,778,946
		18,879,303
	Costa Rica - 0.0%
$ 300,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	303,900
	Croatia - 0.0%
	Croatia Government International Bonds
EUR 125,000	1.13%, 03/04/2033(8)	108,063
100,000	1.75%, 03/04/2041(8)	77,552
		185,615
	Czech Republic - 0.2%
CZK 93,770,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	3,958,191
	Dominican Republic - 0.3%
	Dominican Republic International Bonds
$ 1,795,000	4.88%, 09/23/2032(8)	1,554,485
205,000	5.50%, 01/27/2025(8)	202,437
840,000	5.50%, 02/22/2029(1)	796,570
1,105,000	5.50%, 02/22/2029(8)	1,047,869
663,000	5.88%, 01/30/2060(8)	523,765
280,000	6.00%, 02/22/2033(1)	262,920
325,000	6.00%, 02/22/2033(8)	305,175
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	Dominican Republic - 0.3% - (continued)
$ 350,000	6.40%, 06/05/2049(8)	$ 305,478
170,000	6.85%, 01/27/2045(8)	158,152
150,000	7.05%, 02/03/2031(1)	151,425
		5,308,276
	Ecuador - 0.1%
	Ecuador Government International Bonds
70,000	0.00%, 07/31/2030(7)(8)	19,956
1,199,000	2.50%, 07/31/2040(5)(8)	374,688
2,445,483	3.50%, 07/31/2035(5)(8)	840,640
		1,235,284
	Egypt - 0.3%
	Egypt Government International Bonds
325,000	3.88%, 02/16/2026(1)	251,063
EUR 570,000	4.75%, 04/16/2026(8)	475,188
$ 1,625,000	5.88%, 02/16/2031(1)	1,005,030
1,560,000	7.63%, 05/29/2032(8)	1,006,886
5,313,000	8.50%, 01/31/2047(8)	3,089,828
895,000	8.88%, 05/29/2050(1)	525,992
		6,353,987
	El Salvador - 0.0%
	El Salvador Government International Bonds
150,000	7.12%, 01/20/2050(8)	91,402
55,000	7.65%, 06/15/2035(8)	35,697
		127,099
	Ethiopia - 0.0%
400,000	Ethiopia International Bonds 6.63%, 12/11/2024(8)	275,000
	Gabon - 0.1%
	Gabon Government International Bonds
400,000	6.63%, 02/06/2031(8)	337,420
575,000	6.95%, 06/16/2025(8)	548,780
		886,200
	Ghana - 0.1%
	Ghana Government International Bonds
396,000	6.38%, 02/11/2027(1)(11)	178,810
619,000	6.38%, 02/11/2027(8)(11)	279,503
218,000	7.88%, 02/11/2035(1)(11)	99,343
1,183,000	7.88%, 02/11/2035(8)(11)	539,093
		1,096,749
	Guatemala - 0.0%
	Guatemala Government Bonds
200,000	4.88%, 02/13/2028(8)	189,800
200,000	6.13%, 06/01/2050(8)	185,066
		374,866
	Hungary - 0.4%
HUF 1,878,970,000	Hungary Government Bonds 3.00%, 08/21/2030	4,192,490
	Hungary Government International Bonds
$ 1,405,000	5.25%, 06/16/2029(1)	1,375,059
1,160,000	5.50%, 06/16/2034(1)	1,128,193
660,000	6.25%, 09/22/2032(1)	677,226

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	Hungary - 0.4% - (continued)
$ 1,064,000	7.63%, 03/29/2041	$ 1,204,008
200,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(1)	200,226
		8,777,202
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,453,843
1,795,000,000	7.50%, 08/15/2032	128,065
18,530,000,000	7.50%, 06/15/2035	1,336,581
		4,918,489
	Ivory Coast - 0.1%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	858,788
2,050,000	5.88%, 10/17/2031(8)	1,949,689
		2,808,477
	Japan - 0.5%
	Japan Treasury Discount Bill
JPY 484,800,000	(0.16%), 08/14/2023(15)(16)	3,407,842
989,150,000	(0.16%), 08/21/2023(15)(16)	6,953,259
		10,361,101
	Jordan - 0.0%
	Jordan Government International Bonds
$ 200,000	5.75%, 01/31/2027(8)	194,561
200,000	6.13%, 01/29/2026(8)	197,750
200,000	7.50%, 01/13/2029(8)	202,007
200,000	7.75%, 01/15/2028(8)	206,040
		800,358
	Mexico - 0.4%
	Mexico Bonos
MXN 60,046,000	5.75%, 03/05/2026	3,268,589
21,183,000	8.50%, 11/18/2038	1,225,363
	Mexico Government International Bonds
$ 200,000	2.66%, 05/24/2031	166,329
1,727,000	4.40%, 02/12/2052	1,358,761
950,000	5.00%, 04/27/2051	822,874
812,000	6.34%, 05/04/2053	827,584
200,000	6.35%, 02/09/2035	209,899
		7,879,399
	Mongolia - 0.0%
200,000	Mongolia Government International Bonds 8.65%, 01/19/2028(8)	204,620
	Nigeria - 0.0%
200,000	Nigeria Government International Bonds 6.13%, 09/28/2028(8)	172,750
	North Macedonia - 0.6%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(8)	687,807
9,510,000	6.96%, 03/13/2027(1)	10,780,915
		11,468,722
	Oman - 0.1%
	Oman Government International Bonds
$ 1,555,000	6.00%, 08/01/2029(8)	1,569,431
400,000	6.75%, 10/28/2027(8)	415,014
		1,984,445
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	Panama - 0.1%
	Panama Government International Bonds
$ 661,000	2.25%, 09/29/2032	$ 507,860
200,000	3.16%, 01/23/2030	175,021
257,000	4.50%, 04/16/2050	198,996
950,000	4.50%, 04/01/2056	712,520
300,000	6.40%, 02/14/2035	313,197
		1,907,594
	Peru - 0.1%
PEN 474,000	Peru Government Bonds 5.40%, 08/12/2034	117,769
$ 2,078,000	Peruvian Government International Bonds 2.78%, 01/23/2031	1,761,836
		1,879,605
	Poland - 0.2%
200,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	199,388
PLN 17,865,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	4,224,019
$ 255,000	Republic of Poland Government International Bonds 4.88%, 10/04/2033	251,761
		4,675,168
	Qatar - 0.1%
	Qatar Government International Bonds
1,775,000	4.40%, 04/16/2050(8)	1,603,464
525,000	4.82%, 03/14/2049(8)	504,000
		2,107,464
	Romania - 0.5%
RON 560,000	Romania Government Bonds 8.25%, 09/29/2032	138,889
	Romanian Government International Bonds
EUR 130,000	1.75%, 07/13/2030(1)	111,112
379,000	2.00%, 01/28/2032(8)	312,748
5,685,000	2.63%, 12/02/2040(1)	3,987,946
5,455,000	2.88%, 04/13/2042(1)	3,839,655
975,000	2.88%, 04/13/2042(8)	686,281
$ 160,000	3.63%, 03/27/2032(8)	137,440
438,000	6.00%, 05/25/2034(1)	437,869
206,000	6.63%, 02/17/2028(1)	213,334
EUR 475,000	6.63%, 09/27/2029(8)	547,279
$ 234,000	7.63%, 01/17/2053(1)	263,858
		10,676,411
	Russia - 0.1%
3,600,000	Russian Foreign Bonds - EuroBonds 5.10%, 03/28/2035(8)(11)	1,170,000
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
395,000	3.75%, 01/21/2055(8)	295,057
255,000	4.63%, 10/04/2047(8)	223,286
1,672,000	5.00%, 04/17/2049(8)	1,540,330
1,825,000	5.00%, 01/18/2053(1)	1,677,324
400,000	5.00%, 01/18/2053(8)	367,633
1,100,000	5.50%, 10/25/2032(1)	1,154,604
		5,258,234
	Senegal - 0.0%
EUR 200,000	Senegal Government International Bonds 4.75%, 03/13/2028(8)	195,645

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 91,100,000	8.00%, 01/31/2030	$ 4,567,289
3,378,000	8.50%, 01/31/2037	146,463
	Republic of South Africa Government International Bonds
$ 225,000	4.30%, 10/12/2028	203,287
299,000	4.85%, 09/30/2029	270,236
1,140,000	5.75%, 09/30/2049	852,045
230,000	5.88%, 06/22/2030	215,562
510,000	7.30%, 04/20/2052	453,217
		6,708,099
	South Korea - 0.3%
5,000,000	Korea Development Bank 5.45%, 03/09/2024, 3 mo. USD SOFR + 0.25%(2)	4,993,350
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
5,407,000	5.75%, 04/18/2023(8)(11)	2,412,874
400,000	6.20%, 05/11/2027(8)(11)	177,459
7,419,000	6.85%, 03/14/2024(8)(11)	3,311,920
475,000	7.55%, 03/28/2030(8)(11)	210,924
200,000	7.85%, 03/14/2029(8)(11)	88,707
		6,201,884
	Thailand - 0.2%
THB 151,370,000	Thailand Government Bonds 1.60%, 06/17/2035	3,944,105
	Turkey - 0.3%
	Turkey Government International Bonds
$ 350,000	4.25%, 03/13/2025	334,677
455,000	4.25%, 04/14/2026	418,518
430,000	4.88%, 10/09/2026	395,965
570,000	5.25%, 03/13/2030	491,568
265,000	5.75%, 05/11/2047	194,339
590,000	6.00%, 01/14/2041	464,625
1,105,000	9.13%, 07/13/2030	1,148,696
600,000	9.38%, 03/14/2029	627,742
400,000	9.38%, 01/19/2033	421,640
1,605,000	9.88%, 01/15/2028	1,704,157
200,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(1)	203,260
		6,405,187
	Ukraine - 0.1%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(8)(11)	575,679
	Ukraine Government International Bonds
506,000	7.25%, 03/15/2035(1)(11)	151,410
905,000	7.25%, 03/15/2035(8)(11)	270,803
367,000	7.38%, 09/25/2034(8)(11)	108,265
		1,106,157
	United Arab Emirates - 0.0%
250,000	Abu Dhabi Government International Bonds 3.00%, 09/15/2051(8)	176,647
690,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(8)	509,537
		686,184
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.3% - (continued)
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 114,535,384	4.38%, 12/15/2028(14)	$ 3,209,473
36,655,000	8.50%, 03/15/2028(8)	952,085
		4,161,558
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,224,000	7.75%, 10/13/2049(8)(11)	70,380
380,000	9.00%, 05/07/2023(8)(11)	32,300
800,000	9.25%, 05/07/2028(8)(11)	68,000
1,355,300	12.75%, 08/23/2022(8)(11)	118,589
		289,269
	Total Foreign Government Obligations (cost $252,744,682)	$ 230,593,200
MUNICIPAL BONDS - 0.2%
	General - 0.1%
645,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$ 727,728
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	997,624
		1,725,352
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,190,709
850,000	5.18%, 11/15/2049	778,613
1,235,000	6.81%, 11/15/2040	1,344,170
		3,313,492
	Total Municipal Bonds (cost $5,703,805)	$ 5,038,844
SENIOR FLOATING RATE INTERESTS - 9.6%(17)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
512,346	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(18)	$ 512,561
990,000	8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	988,267
1,562,654	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	1,563,311
685,000	11.42%, 12/20/2029, 1 mo. USD Term SOFR + 6.00%	666,162
		3,730,301
	Aerospace/Defense - 0.2%
1,069,430	Cobham Ultra SeniorCo Sarl 8.56%, 08/03/2029, 6 mo. USD LIBOR + 3.50%	1,059,623
709,637	Spirit Aerosystems, Inc. 9.87%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	709,993
1,991,734	TransDigm, Inc. 8.49%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	1,992,351
		3,761,967

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Airlines - 0.1%
$ 950,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	$ 982,851
548,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	570,890
790,500	SkyMiles IP Ltd. 9.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	821,219
		2,374,960
	Apparel - 0.1%
1,309,800	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	1,311,031
798,000	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	797,003
		2,108,034
	Auto Parts & Equipment - 0.2%
830,000	Clarios Global LP 9.07%, 05/06/2030, 1 mo. USD Term SOFR + 3.75%	829,170
	First Brands Group LLC
1,091,436	10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	1,077,564
1,000,000	14.38%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	923,750
500,000	Phinia, Inc. 9.42%, 07/03/2028, 1 mo. USD Term SOFR + 4.00%	500,000
		3,330,484
	Beverages - 0.0%
400,537	Sunshine Investments BV 9.34%, 07/12/2029, 3 mo. USD Term SOFR + 4.25%	399,035
	Chemicals - 0.1%
784,125	Axalta Coating Systems U.S. Holdings, Inc. 8.24%, 12/20/2029, 3 mo. USD Term SOFR + 3.00%	785,960
1,003,107	Tronox Finance LLC 7.68%, 03/10/2028, 1 mo. USD LIBOR + 2.25%	985,192
		1,771,152
	Commercial Services - 0.6%
2,820	AlixPartners LLP 8.18%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	2,815
1,440,450	Amentum Government Services Holdings LLC 9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	1,390,034
1,012,161	APX Group, Inc. 8.62%, 07/10/2028, PRIME + 3.25%	1,010,582
841,731	AVSC Holding Corp. 9.93%, 10/15/2026, 1 mo. USD LIBOR + 4.50%	837,783
525,000	Belron Finance U.S. LLC 8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	524,674
EUR 1,000,000	Boels Topholding BV 6.62%, 02/06/2027, 1 mo. EURIBOR + 3.25%	1,095,553
$ 487,050	Corporation Service Co. 8.67%, 11/02/2029, 1 mo. USD Term SOFR + 3.25%	487,357
474,225	Fugue Finance BV 9.76%, 01/31/2028, 3 mo. USD Term SOFR + 4.50%	474,026
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Commercial Services - 0.6% - (continued)
$ 4,001	MPH Acquisition Holdings LLC 9.73%, 09/01/2028, 3 mo. USD LIBOR + 4.25%	$ 3,757
	OMNIA Partners LLC
45,083	0.00%, 07/19/2030, 1 mo. USD Term SOFR + 4.25%(19)	45,083
479,917	0.00%, 07/25/2030, 1 mo. USD Term SOFR + 4.25%(19)	479,922
	Trans Union LLC
741,248	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	738,009
798,794	7.68%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	797,133
EUR 1,445,000	Verisure Holding AB 6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	1,557,860
$ 1,560,208	WEX, Inc. 7.68%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	1,558,960
771,850	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	576,634
		11,580,182
	Construction Materials - 0.3%
589,020	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	579,778
601,101	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	601,029
989,069	Ingersoll-Rand Services Co. 7.06%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	988,208
1,189,789	Quikrete Holdings, Inc. 8.06%, 02/01/2027, 1 mo. USD LIBOR + 2.63%	1,187,684
774,429	Standard Industries, Inc. 7.91%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	775,304
486,868	Summit Materials LLC 8.49%, 12/14/2027, 3 mo. USD Term SOFR + 3.00%(2)	489,180
984,912	Wilsonart LLC 8.71%, 12/31/2026, 6 mo. USD LIBOR + 3.25%	979,525
		5,600,708
	Distribution/Wholesale - 0.2%
982,035	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	980,071
1,483,339	Core & Main LP 7.84%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	1,476,857
987,500	PEARLS (Netherlands) Bidco BV 9.12%, 02/26/2029, 3 mo. USD Term SOFR + 3.75%	976,806
945,000	Windsor Holdings III LLC 0.00%, 08/01/2030, 3 mo. USD Term SOFR + 4.50%(19)	941,456
		4,375,190
	Diversified Financial Services - 0.3%
520,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD Term SOFR + 4.50%(19)	517,618

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Diversified Financial Services - 0.3% - (continued)
$ 900,000	Blackhawk Network Holdings, Inc. 12.30%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	$ 855,000
989,377	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	982,521
1,000,000	Focus Financial Partners LLC 0.00%, 06/30/2028, 1 mo. USD Term SOFR + 3.50%(19)	998,750
997,902	HighTower Holdings LLC 9.61%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	977,326
1,000,000	Setanta Aircraft Leasing Designated Activity Co. 7.54%, 11/05/2028, 3 mo. USD LIBOR + 2.00%	998,910
		5,330,125
	Electric - 0.0%
891,783	ExGen Renewables IV LLC 8.03%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	886,102
	Electronics - 0.1%
925,818	II-VI, Inc. 8.18%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	923,735
369,075	Roper Industrial Products Investment Co. LLC 9.74%, 11/22/2029, 3 mo. USD Term SOFR + 4.50%	368,717
		1,292,452
	Engineering & Construction - 0.1%
748,090	Brand Energy & Infrastructure Services, Inc. 9.64%, 06/21/2024, 1 mo. USD LIBOR + 4.25%	745,755
	Brown Group Holding LLC
1,555,161	7.82%, 06/07/2028, 1 mo. USD Term SOFR + 2.50%	1,540,900
403,982	9.09%, 07/02/2029, 3 mo. USD Term SOFR + 3.75%	403,393
		2,690,048
	Entertainment - 0.6%
942,638	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	941,997
997,500	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	992,931
	Crown Finance U.S., Inc.
897,388	0.00%, 07/31/2028(12)(19)	807,648
2,166,482	8.04%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	534,406
1,420,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	1,420,000
1,001,358	Maverick Gaming LLC 12.98%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	754,353
	Motion Finco Sarl
EUR 335,000	6.60%, 11/12/2026, 3 mo. EURIBOR + 3.00%	362,001
$ 443,572	8.79%, 11/12/2026, 3 mo. USD LIBOR + 3.25%	441,447
430,614	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	431,170
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Entertainment - 0.6% - (continued)
$ 380,000	Ontario Gaming GTA LP 0.00%, 08/01/2030, 1 mo. USD Term SOFR + 4.25%(19)	$ 380,000
1,024,650	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	1,022,345
1,450,350	Scientific Games International, Inc. 8.30%, 04/14/2029, 1 mo. USD Term SOFR + 3.00%	1,446,042
1,008,977	SeaWorld Parks & Entertainment, Inc. 8.43%, 08/25/2028, 1 mo. USD LIBOR + 3.00%	1,007,716
1,446,352	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	1,443,734
1,215,466	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	1,212,087
		13,197,877
	Environmental Control - 0.1%
1,970,000	Clean Harbors, Inc. 7.43%, 10/08/2028, 1 mo. USD LIBOR + 2.00%	1,973,940
877,800	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	879,994
		2,853,934
	Food - 0.2%
135,000	8th Avenue Food & Provisions, Inc. 13.18%, 10/01/2026, 1 mo. USD LIBOR + 7.75%	89,100
1,022,369	Froneri International Ltd. 7.67%, 01/29/2027, 3 mo. USD Term SOFR + 2.25%	1,017,145
1,820,536	Hostess Brands LLC 7.74%, 06/28/2030, 1 mo. USD Term SOFR + 2.50%	1,815,985
801,667	U.S. Foods, Inc. 8.18%, 11/22/2028, 1 mo. USD Term SOFR + 2.75%	801,795
		3,724,025
	Food Service - 0.0%
611,714	Aramark Services, Inc. 7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	609,420
	Healthcare - Products - 0.2%
716,112	Avantor Funding, Inc. 7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	715,489
1,007,430	Insulet Corp. 8.68%, 05/04/2028, 1 mo. USD Term SOFR + 3.25%	1,008,377
1,471,375	Medline Borrower LP 8.68%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	1,455,322
1,544,155	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	1,541,530
		4,720,718
	Healthcare - Services - 0.3%
496,964	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	468,920

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 1,000,000	Aveanna Healthcare LLC 12.48%, 12/10/2029, 1 mo. USD LIBOR + 7.00%	$ 640,000
787,154	Cano Health LLC 9.42%, 11/23/2027, 1 mo. USD Term SOFR + 4.00%	660,879
	EyeCare Partners LLC
1,318,312	9.25%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	1,032,239
790,000	12.25%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	446,350
401,816	ICON Luxembourg Sarl 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	401,952
987,500	Parexel International Corp. 8.68%, 11/15/2028, 1 mo. USD LIBOR + 3.25%	982,770
1,820,676	Surgery Center Holdings, Inc. 9.12%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	1,819,857
		6,452,967
	Home Builders - 0.1%
	Tecta America Corp.
1,330,264	9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,324,996
1,120,000	13.93%, 04/09/2029, 1 mo. USD Term SOFR + 8.50%(2)	1,047,670
		2,372,666
	Insurance - 0.8%
	Acrisure LLC
1,590,966	8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	1,548,216
920,975	9.68%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	912,917
	Asurion LLC
913,337	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	874,009
455,000	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	435,663
1,440,000	10.68%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	1,275,941
1,500,000	10.68%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	1,307,340
	HUB International Ltd.
348,250	9.07%, 11/10/2029, 3 mo. USD Term SOFR + 4.00%	348,720
4,048,104	9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	4,063,284
3,975,799	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	3,957,709
2,282,750	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%(2)	2,280,764
		17,004,563
	Internet - 0.3%
985,565	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	935,676
499,790	Go Daddy Operating Co. LLC 7.85%, 11/09/2029, 1 mo. USD Term SOFR + 2.50%	500,225
	MH Sub I LLC
3,034,189	9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,921,347
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Internet - 0.3% - (continued)
$ 545,000	11.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	$ 471,937
561,442	Rodan & Fields LLC 9.32%, 06/16/2025, 3 mo. USD LIBOR + 4.00%	196,505
721,290	Shutterfly, Inc. 10.24%, 09/25/2026, 3 mo. USD LIBOR + 5.00%	449,003
		5,474,693
	Investment Company Security - 0.0%
315,000	Intrado Corp. 9.34%, 01/31/2030, 3 mo. USD Term SOFR + 4.00%	313,583
	IT Services - 0.1%
995,015	Tempo Acquisition LLC 8.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	996,030
	Leisure Time - 0.2%
1,970,000	Carnival Corp. 8.68%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	1,961,391
1,486,990	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,456,016
		3,417,407
	Machinery - Construction & Mining - 0.0%
981,407	Brookfield WEC Holdings, Inc. 8.18%, 08/01/2025, 1 mo. USD LIBOR + 2.75%	979,483
	Machinery-Diversified - 0.1%
985,143	Vertical U.S. Newco, Inc. 9.38%, 07/30/2027, 6 mo. USD LIBOR + 3.50%	980,838
	Media - 0.3%
1,056,592	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	1,051,308
1,438,100	NEP Group, Inc. 9.43%, 10/20/2025, 1 mo. USD Term SOFR + 4.00%	1,320,650
	NEP/NCP Holdco, Inc.
337,272	8.68%, 10/20/2025, 1 mo. USD LIBOR + 3.25%	310,375
210,000	12.43%, 10/19/2026, 1 mo. USD Term SOFR + 7.00%	150,763
1,000,000	Telenet Financing USD LLC 7.34%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	968,750
	Virgin Media Bristol LLC
1,125,000	7.84%, 01/31/2028, 1 mo. USD LIBOR + 2.50%	1,094,344
1,010,000	8.59%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	995,608
		5,891,798
	Metal Fabricate/Hardware - 0.0%
895,525	AZZ, Inc. 9.67%, 05/13/2029, 1 mo. USD Term SOFR + 4.25%	896,644

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 7.23%, 03/16/2029, 3 mo. EURIBOR + 3.75%	$ 2,155,874
$ 748,125	Momentive Performance Materials, Inc. 9.82%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	739,395
		2,895,269
	Oil & Gas Services - 0.0%
89,218	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(11)(19)	1,227
	Packaging & Containers - 0.3%
2,062,139	Berlin Packaging LLC 8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	2,045,395
1,866,150	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	1,847,656
890,000	Pretium PKG Holdings, Inc. 12.27%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	451,194
999,547	TricorBraun Holdings, Inc. 8.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	986,013
		5,330,258
	Pharmaceuticals - 0.3%
1,032,714	Elanco Animal Health, Inc. 6.96%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,016,231
1,340,645	Gainwell Acquisition Corp. 9.34%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,316,849
781,803	Horizon Therapeutics USA, Inc. 7.16%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	780,388
EUR 1,000,000	IVC Acquisition Ltd. 7.69%, 02/13/2026, 6 mo. EURIBOR + 4.00%	1,093,684
$ 890,443	Organon & Co. 8.26%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	886,658
590,422	Pathway Vet Alliance LLC 9.18%, 03/31/2027, 1 mo. USD LIBOR + 3.75%	525,895
100,113	PRA Health Sciences, Inc. 7.75%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	100,147
		5,719,852
	Pipelines - 0.5%
474,209	AL GCX Holdings LLC 8.78%, 05/17/2029, 3 mo. USD Term SOFR + 3.50%	472,516
423,937	Brazos Delaware II LLC 8.94%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	421,877
454,813	Buckeye Partners LP 7.67%, 11/01/2026, 1 mo. USD LIBOR + 2.25%	453,512
1,046,239	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	1,046,386
3,581,656	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	3,561,957
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Pipelines - 0.5% - (continued)
$ 1,128,979	NorthRiver Midstream Finance LP 8.78%, 10/01/2025, 3 mo. USD Term SOFR + 3.25%	$ 1,126,562
2,024,123	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	2,022,868
985,336	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	982,015
		10,087,693
	Retail - 0.6%
644,040	1011778 BC Unlimited Liability Co. 7.18%, 11/19/2026, 1 mo. USD LIBOR + 1.75%	639,312
771,741	Beacon Roofing Supply, Inc. 7.68%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	770,700
1,312,088	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD LIBOR + 3.75%	1,306,958
1,254,983	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	1,247,454
1,573,426	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	1,523,108
1,594,174	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	1,467,039
956,439	Petco Health & Wellness Co., Inc. 8.75%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	952,575
1,552,414	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,549,914
591,510	Specialty Building Products Holdings LLC 8.67%, 10/15/2028, 1 mo. USD Term SOFR + 3.25%	575,734
	SRS Distribution, Inc.
802,775	8.92%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	790,902
617,178	8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	607,920
1,040,513	White Cap Buyer LLC 9.07%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	1,036,143
		12,467,759
	Semiconductors - 0.1%
875,040	Entegris, Inc. 8.06%, 07/06/2029, 1 mo. USD Term SOFR + 2.75%	875,888
1,488,750	MKS Instruments, Inc. 8.16%, 08/17/2029, 1 mo. USD Term SOFR + 2.75%	1,484,567
		2,360,455
	Software - 1.4%
615,000	Ascend Learning LLC 11.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	523,390
	Athenahealth Group, Inc.
163,044	3.50%, 02/15/2029, 3 mo. USD Term SOFR + 3.50%(18)	158,010
1,323,857	8.81%, 02/15/2029, 1 mo. USD Term SOFR + 3.50%	1,282,990

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Software - 1.4% - (continued)
$ 693,840	Ceridian HCM Holding, Inc. 7.98%, 04/30/2025, 1 mo. USD LIBOR + 2.50%	$ 692,973
	DCert Buyer, Inc.
511,539	9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	509,063
1,250,000	12.26%, 02/19/2029, 3 mo. USD Term SOFR + 7.00%	1,160,937
2,877,940	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	2,874,343
1,265,957	E2open LLC 8.93%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,262,792
987,500	EP Purchaser LLC 9.00%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	969,972
	Epicor Software Corp.
991,870	8.68%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	984,560
400,000	13.17%, 07/31/2028, 1 mo. USD Term SOFR + 7.75%	400,624
589,741	Finastra USA, Inc. 9.04%, 06/13/2024, 3 mo. USD LIBOR + 3.50%	570,710
	Hyland Software, Inc.
3,111,752	8.93%, 07/01/2024, 1 mo. USD LIBOR + 3.50%	3,098,464
464,000	11.68%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	459,504
1,980,000	McAfee LLC 9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	1,912,106
1,062,579	Navicure, Inc. 9.43%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	1,061,920
1,368,125	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	1,369,493
	Polaris Newco LLC
EUR 985,024	7.71%, 06/02/2028, 3 mo. EURIBOR + 4.00%	1,014,673
$ 1,547,918	9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,459,160
970,000	Quartz Acquireco LLC 8.82%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	967,575
961,848	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	960,771
2,115,188	Ultimate Software Group, Inc. 9.22%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	2,111,233
2,058,441	Zelis Healthcare Corp. 8.93%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	2,055,230
		27,860,493
	Telecommunications - 0.4%
997,500	Altice France SA 10.81%, 08/15/2028, 1 mo. USD Term SOFR + 5.50%	820,444
995,341	Frontier Communications Corp. 9.18%, 05/01/2028, 1 mo. USD LIBOR + 3.75%	943,553
EUR 1,836,915	Lorca Holdco Ltd. 8.02%, 09/17/2027, 6 mo. EURIBOR + 4.20%	2,000,764
$ 1,230,700	Venga Finance Sarl 10.28%, 06/28/2029, 3 mo. USD Term SOFR + 4.75%	1,199,933
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Telecommunications - 0.4% - (continued)
$ 584,444	Xplornet Communications, Inc. 9.43%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	$ 470,934
1,868,000	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	1,849,899
		7,285,527
	Transportation - 0.1%
	First Student Bidco, Inc.
1,379,501	8.50%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	1,340,945
995,278	9.34%, 07/21/2028, 3 mo. USD Term SOFR + 4.00%	979,353
		2,320,298
	Total Senior Floating Rate Interests (cost $201,355,148)	$ 195,446,217
U.S. GOVERNMENT AGENCIES - 10.2%
	Mortgage-Backed Agencies - 10.2%
	Federal Home Loan Mortgage Corp. - 4.8%
2,163	0.00%, 11/15/2036(7)(20)	$ 1,719
3,891,803	1.12%, 01/25/2030(3)(4)	219,435
12,188,397	1.12%, 06/25/2030(3)(4)	739,399
2,233,246	1.70%, 04/25/2030(3)(4)	191,540
2,658,480	1.87%, 11/25/2047(3)(4)	230,903
2,355,000	1.90%, 02/25/2047(3)(4)	214,126
4,759,080	1.95%, 10/25/2047(3)(4)	433,659
3,345,000	2.01%, 09/25/2047(3)(4)	166,017
1,150,193	2.02%, 09/25/2046(3)(4)	109,403
1,890,000	2.10%, 08/25/2047(3)(4)	184,813
3,870,000	2.15%, 05/25/2047(3)(4)	209,467
2,605,748	2.25%, 05/25/2047(3)(4)	268,070
17,902	3.00%, 03/15/2033(4)	1,538
1,955,000	3.40%, 06/25/2048(3)(4)	337,936
10,557	4.00%, 07/15/2027(4)	199
92,649	4.50%, 03/15/2041	88,801
47,767	4.75%, 07/15/2039	46,211
16,364,172	5.00%, 09/01/2052	15,996,900
15,696,207	5.00%, 10/01/2052	15,343,120
4,271	5.50%, 08/15/2033	4,277
13,260	6.50%, 07/15/2036	13,402
6,060,000	7.53%, 01/25/2050, 30 day USD SOFR Average + 2.46%(1)(2)	5,978,438
3,000,000	7.68%, 02/25/2050, 30 day USD SOFR Average + 2.61%(1)(2)	2,999,980
3,990,000	7.72%, 01/25/2051, 30 day USD SOFR Average + 2.65%(1)(2)	3,911,437
3,940,000	8.82%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	4,042,322
180,000	8.82%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	162,249
4,740,000	9.07%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,448,899
4,285,000	9.42%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	4,470,913
7,940,000	10.32%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	8,461,102
1,809,086	10.43%, 09/25/2050, 30 day USD SOFR Average + 5.36%(1)(2)	1,938,544
4,665,000	10.57%, 03/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	5,031,598
2,214,230	10.93%, 07/25/2050, 30 day USD SOFR Average + 5.86%(1)(2)	2,405,207

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.2% - (continued)
	Mortgage-Backed Agencies - 10.2% - (continued)
	Federal Home Loan Mortgage Corp. - 4.8% - (continued)
$ 5,455,000	11.07%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	$ 5,972,395
6,665,000	11.82%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	7,446,974
3,295,000	11.92%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	2,990,212
2,770,000	12.82%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	2,649,474
		97,710,679
	Federal National Mortgage Association - 0.7%
21,478	0.00%, 06/25/2036(7)(20)	18,250
56,098	0.14%, 04/25/2055(2)(4)	2,222
9,626	2.50%, 06/25/2028(4)	382
49,128	3.00%, 01/25/2028(4)	1,841
27,018	3.16%, 12/01/2026	25,577
21,791	3.24%, 12/01/2026	20,684
22,826	3.50%, 05/25/2030(4)	1,527
20,756	3.87%, 10/01/2025	20,145
31,150	3.89%, 05/01/2030	29,930
8,481	3.96%, 05/01/2034	8,073
12,325	4.00%, 03/25/2042(4)	1,530
2,723	4.50%, 07/25/2027(4)	51
15,771,345	5.00%, 09/01/2052	15,406,010
40,949	5.50%, 04/25/2035	41,766
11,168	5.50%, 04/25/2037	11,264
112,680	5.50%, 06/25/2042(4)	23,491
1,593	5.54%, 05/25/2042(3)(4)	121
		15,612,864
	Government National Mortgage Association - 0.0%
12,864	4.00%, 05/16/2042(4)	1,372
29,835	5.00%, 10/16/2041(4)	4,682
		6,054
	Uniform Mortgage-Backed Security - 4.7%
31,768,000	4.50%, 08/14/2053(21)(22)	30,415,378
65,825,000	5.50%, 08/14/2053(21)(22)	65,383,211
		95,798,589
	Total U.S. Government Agencies (cost $208,324,439)	$ 209,128,186
U.S. GOVERNMENT SECURITIES - 11.9%
	U.S. Treasury Securities - 11.9%
	U.S. Treasury Bonds - 7.4%
18,155,000	2.50%, 02/15/2045	$ 13,694,969
66,440,000	3.38%, 11/15/2048(23)(24)	58,251,789
1,680,000	3.63%, 02/15/2053	1,563,712
9,545,000	3.63%, 05/15/2053	8,897,730
24,640,000	3.88%, 02/15/2043	23,508,100
27,970,000	4.00%, 11/15/2042(23)	27,200,825
17,955,000	4.00%, 11/15/2052(25)	17,904,502
		151,021,627
	U.S. Treasury Inflation-Protected Bonds - 1.0%
5,498,150	0.13%, 02/15/2052(14)	3,508,936
24,177,249	0.25%, 02/15/2050(14)	16,299,339
		19,808,275
	U.S. Treasury Inflation-Protected Notes - 3.1%
15,816,510	0.13%, 07/15/2030(14)	14,187,440
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.9% - (continued)
	U.S. Treasury Securities - 11.9% - (continued)
	U.S. Treasury Inflation-Protected Notes - 3.1% - (continued)
$ 36,004,625	0.25%, 07/15/2029(14)	$ 33,005,763
16,397,382	0.75%, 07/15/2028(14)	15,586,320
		62,779,523
	U.S. Treasury Notes - 0.4%
10,305,000	2.75%, 08/15/2032	9,349,775
	Total U.S. Government Securities (cost $255,933,486)	$ 242,959,200
COMMON STOCKS - 0.1%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(12)	$ —
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	196,985
	Media & Entertainment - 0.0%
29,452	Cineworld Group PLC*	441,780
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
2,804	Danaher Corp.	715,188
	Total Common Stocks (cost $1,567,688)	$ 1,353,953
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%(10)	$ 104,166
	Utilities - 0.0%
18,384	American Electric Power Co., Inc., 6.13%	914,420
	Total Convertible Preferred Stocks (cost $993,200)	$ 1,018,586
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%(6)	$ 1,405,466
	Total Preferred Stocks (cost $1,498,283)	$ 1,405,466
	Total Long-Term Investments (cost $1,986,481,028)	$ 1,888,905,565
SHORT-TERM INVESTMENTS - 4.2%
	Commercial Paper - 1.7%
	AT&T, Inc.
1,000,000	5.50%, 11/21/2023(15)	$ 982,284
1,000,000	5.55%, 12/19/2023(15)	977,695
1,370,000	5.57%, 12/19/2023(15)	1,339,442
	CDP Financial, Inc.
CAD 2,000,000	3.43%, 08/04/2023(15)	1,516,132
1,000,000	4.30%, 08/14/2023(15)	757,103
2,000,000	4.46%, 09/18/2023(15)	1,507,677
2,000,000	4.49%, 09/18/2023(15)	1,507,614
1,500,000	4.66%, 11/28/2023(15)	1,118,473
1,500,000	Honda Canada Finance, Inc. 4.66%, 08/29/2023(15)	1,133,327
	HSBC USA, Inc.
$ 1,500,000	5.25%, 11/01/2023(15)	1,478,509
1,150,000	5.39%, 11/09/2023(15)	1,132,052

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.2% - (continued)
	Commercial Paper - 1.7% - (continued)
$ 1,700,000	Intesa Sanpaolo Funding LLC 5.82%, 10/31/2023(15)		$ 1,674,741
	Korea Development Bank
2,000,000	0.00%, 08/01/2023(15)		2,000,000
341,000	4.51%, 08/09/2023(15)		340,621
1,000,000	5.31%, 10/27/2023(15)		986,780
	Ontario Teachers' Finance Trust
CAD 4,240,000	0.00%, 08/01/2023(15)		3,215,410
4,000,000	4.43%, 09/06/2023(15)		3,019,857
1,770,000	4.49%, 10/26/2023(15)		1,325,852
1,355,000	Province of British Columbia 4.43%, 10/13/2023(15)		1,017,332
$ 2,900,000	PSP Capital, Inc. 5.30%, 11/28/2023(15)		2,847,578
	Regional Municipality of York
CAD 2,000,000	4.36%, 09/12/2023(15)		1,508,947
1,000,000	4.40%, 09/12/2023(15)		754,437
	Suncor Energy, Inc.
2,250,000	0.00%, 08/01/2023(15)		1,706,291
2,300,000	3.33%, 08/03/2023(15)		1,743,731
			35,591,885
	Foreign Government Obligations - 0.1%
	Municipal Finance Authority of British Columbia Bills
1,135,000	4.22%, 08/16/2023(15)		859,141
165,000	4.23%, 08/16/2023(15)		124,897
			984,038
	Repurchase Agreements - 1.9%
$ 39,081,463	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $39,087,195; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $39,863,179		39,081,463
	Securities Lending Collateral - 0.5%
1,616,305	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(26)		1,616,305
5,387,683	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(26)		5,387,683
1,616,305	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(26)		1,616,305
1,616,305	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(26)		1,616,305
			10,236,598
	Total Short-Term Investments (cost $85,386,161)		$ 85,893,984
	Total Investments (cost $2,071,867,189)	96.6%	$ 1,974,799,549
	Other Assets and Liabilities	3.4%	68,498,006
	Total Net Assets	100.0%	$ 2,043,297,555
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $687,365,157, representing 33.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan.
(7)	Security is a zero-coupon bond.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $311,725,969, representing 15.3% of net assets.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Investment valued using significant unobservable inputs.
(13)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	The rate shown represents current yield to maturity.
(16)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(17)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(18)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $670,571, which represents to 0.0% of total net assets.
(19)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(20)	Securities disclosed are principal-only strips.
(21)	At July 31, 2023, the counterparty had deposited in a segregated account securities with a value of $85,000 in connection with TBA Sale Commitments.
(22)	Represents or includes a TBA transaction.
(23)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $28,077,583.
(24)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2023, the market value of securities pledged was $591,812.
(25)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2023, the market value of securities pledged was $16,453,594.
(26)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 5-Years Bond Future	1,201	09/20/2023	$ 99,275,016	$ (447,635)
Long Gilt Future	207	09/27/2023	25,537,255	(198,608)
U.S. Treasury 2-Year Note Future	2,804	09/29/2023	569,299,625	(1,842,948)
U.S. Treasury 5-Year Note Future	3,768	09/29/2023	402,498,940	(8,315,918)
U.S. Treasury 10-Year Note Future	2,141	09/20/2023	238,520,781	(5,146,734)
U.S. Treasury 10-Year Ultra Future	1,099	09/20/2023	128,565,828	(3,089,668)
Total				$ (19,041,511)
Short position contracts:
Euro BUXL 30-Year Bond Future	315	09/07/2023	$ 46,610,790	$ 554,369
Euro-BOBL Future	1,269	09/07/2023	161,697,376	583,533
Euro-BUND Future	140	09/07/2023	20,472,697	155,554
Euro-Schatz Future	32	09/07/2023	3,696,081	2,047
U.S. Treasury Long Bond Future	50	09/20/2023	6,221,875	138,939
U.S. Treasury Ultra Bond Future	222	09/20/2023	29,352,562	(18,411)
Total				$ 1,416,031
Total futures contracts				$ (17,625,480)

OTC Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Mediobanca SPA	GSC	EUR	8,140,000	(1.00%)	06/20/2028	Quarterly	$ 147,191	$ —	$ 48,263	$ (98,928)
Total OTC credit default swap contracts							$ 147,191	$ —	$ 48,263	$ (98,928)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	3,470,000	(1.00%)		06/20/2028		Quarterly		$ 218,919		$ —		$ 127,513		$ (91,406)
CDX.NA.HY.S40	USD	117,455,000	(5.00%)		06/20/2028		Quarterly		—		(1,280,234)		(4,910,601)		(3,630,367)
Total										$ 218,919		$ (1,280,234)		$ (4,783,088)		$ (3,721,773)
Sell protection:
CDX.NA.HY.S40.V1	USD	14,125,000	5.00%		06/20/2028		Quarterly		$ 239,432		$ —		$ 590,543		$ 351,111
ITRAXX-XOVER S39.V1	EUR	35,030,000	5.00%		06/20/2028		Quarterly		1,009,266		—		2,043,770		1,034,504
Total										$ 1,248,698		$ —		$ 2,634,313		$ 1,385,615
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	976,000	1.00%		06/20/2028		Quarterly		$ —		$ (155,762)		$ (105,977)		$ 49,785
Total									$ —		$ (155,762)		$ (105,977)		$ 49,785
Total centrally cleared credit default swap contracts										$ 1,467,617		$ (1,435,996)		$ (2,254,752)		$ (2,286,373)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	$ 34,037	$ —	$ 794,542	$ 760,505
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	93,189	—	735,121	641,932
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(60,273)	123,069	183,342
Total centrally cleared interest rate swaps contracts						$ 127,226	$ (60,273)	$ 1,652,732	$ 1,585,779

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
109,960,000	EGP	3,306,073	USD	BOA	09/20/2023	$ 170,556
46,000	EUR	50,738	USD	JPM	09/20/2023	(33)
1,359,000	EUR	1,498,412	USD	SSG	09/20/2023	(406)
219,000	EUR	246,546	USD	MSC	09/20/2023	(5,146)
330,530,000	INR	3,984,521	USD	UBS	09/20/2023	28,388
28,900,000	KZT	62,177	USD	GSC	01/22/2024	236
28,900,000	KZT	61,977	USD	DEUT	01/26/2024	380
1,771,200,000	KZT	3,592,698	USD	BOA	03/20/2024	168,773
5,907,326	USD	8,865,000	AUD	MSC	09/20/2023	(57,972)
163,980	USD	796,000	BRL	GSC	09/05/2023	(3,232)
1,001,000	USD	4,965,000	BRL	BCLY	09/20/2023	(39,819)
16,661,299	USD	82,770,000	BRL	GSC	09/20/2023	(689,872)
1,681,129	USD	2,240,000	CAD	BOA	08/01/2023	(17,602)
1,482,441	USD	2,000,000	CAD	MSC	08/01/2023	(34,283)
1,654,249	USD	2,250,000	CAD	SSG	08/01/2023	(52,065)
1,716,933	USD	2,300,000	CAD	SSG	08/03/2023	(27,348)
1,491,225	USD	2,000,000	CAD	SSG	08/04/2023	(25,563)
749,840	USD	1,000,000	CAD	BOA	08/14/2023	(8,662)
966,867	USD	1,300,000	CAD	MSC	08/16/2023	(19,214)
3,682,933	USD	5,000,000	CAD	BCLY	08/25/2023	(110,175)
1,099,925	USD	1,500,000	CAD	BOA	08/29/2023	(38,073)
114,591	USD	150,000	CAD	BNP	09/01/2023	788
375,894	USD	500,000	CAD	DEUT	09/01/2023	(3,449)
728,229	USD	1,000,000	CAD	BCLY	09/06/2023	(30,508)
212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,962,861	USD	4,000,000	CAD	MSC	09/06/2023	$ (72,088)
1,903,839	USD	2,500,000	CAD	BCLY	09/08/2023	6,945
745,744	USD	1,000,000	CAD	MSC	09/12/2023	(13,054)
1,488,024	USD	2,000,000	CAD	RBC	09/12/2023	(29,572)
2,617,699	USD	3,500,000	CAD	SSG	09/13/2023	(38,131)
3,217,143	USD	4,345,000	CAD	BCLY	09/15/2023	(79,968)
1,490,238	USD	2,000,000	CAD	BOA	09/18/2023	(27,481)
1,480,887	USD	2,000,000	CAD	CBK	09/18/2023	(36,832)
6,395,862	USD	8,545,000	CAD	BCLY	09/20/2023	(88,768)
372,847	USD	500,000	CAD	CBK	09/25/2023	(6,619)
1,865,436	USD	2,500,000	CAD	CBK	09/26/2023	(31,917)
2,703,888	USD	3,650,000	CAD	MSC	09/27/2023	(66,285)
1,853,066	USD	2,500,000	CAD	MSC	09/29/2023	(44,364)
1,015,898	USD	1,355,000	CAD	DEUT	10/13/2023	(12,694)
2,185,933	USD	3,000,000	CAD	BOA	10/18/2023	(91,536)
1,305,831	USD	1,770,000	CAD	MSC	10/26/2023	(38,013)
149,933	USD	200,000	CAD	DEUT	11/07/2023	(1,939)
1,114,587	USD	1,500,000	CAD	CBK	11/28/2023	(24,818)
739,103	USD	1,000,000	CAD	DEUT	12/15/2023	(20,701)
1,101,483	USD	1,500,000	CAD	CBK	12/15/2023	(38,223)
750,845	USD	1,000,000	CAD	BOA	01/16/2024	(9,338)
1,116,980	USD	1,500,000	CAD	DEUT	02/07/2024	(23,597)
2,218,763	USD	3,000,000	CAD	DEUT	04/17/2024	(63,818)
437,936	USD	361,385,000	CLP	MSC	09/20/2023	9,541
165,115,200	USD	148,977,748	EUR	DEUT	08/31/2023	1,047,438
2,366,064	USD	2,143,075	EUR	GSC	08/31/2023	5,916
335,000	USD	304,791	EUR	JPM	08/31/2023	(663)
1,726,498	USD	1,552,000	EUR	UBS	09/20/2023	15,753
290,448	USD	263,000	EUR	SSG	09/20/2023	547
459,871	USD	417,000	EUR	JPM	09/20/2023	218
58,929	USD	54,000	EUR	GSC	09/20/2023	(594)
226,837	USD	207,000	EUR	NWM	09/20/2023	(1,336)
2,010,784	USD	1,827,000	EUR	TDB	09/20/2023	(3,091)
59,749,161	USD	55,442,051	EUR	DEUT	09/20/2023	(1,363,795)
11,078,457	USD	8,620,000	GBP	BCLY	08/31/2023	14,183
356,455	USD	277,000	GBP	GSC	08/31/2023	909
12,231,064	USD	9,821,000	GBP	MSC	09/20/2023	(375,451)
130,107	USD	1,941,000,000	IDR	JPM	09/20/2023	1,668
3,652,549	USD	484,800,000	JPY	BOA	08/14/2023	236,825
7,243,740	USD	989,150,000	JPY	SCB	08/21/2023	265,693
11,457,335	USD	1,571,200,000	JPY	SCB	09/20/2023	323,366
1,079,753	USD	150,200,000	JPY	BMO	09/20/2023	15,394
327,789	USD	5,697,000	MXN	UBS	09/20/2023	(9,244)
108,740	USD	400,000	PEN	BOA	09/20/2023	(1,835)
128,932	USD	600,000	RON	BNP	09/20/2023	(4,602)
140,211	USD	2,720,000	ZAR	CBK	09/20/2023	(11,168)
Total foreign currency contracts						$ (1,481,440)

Foreign Cross Currency Contracts Outstanding at July 31, 2023
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	121,941	GSC	08/31/2023	GBP	121,938	$ 3
EUR	13,524,206	JPM	08/31/2023	GBP	13,607,003	(82,797)
Total foreign cross currency contracts						$ (82,794)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 341,742,755	$ —	$ 341,742,755	$ —
Convertible Bonds	69,883,734	—	69,883,734	—
Corporate Bonds	590,335,424	—	590,335,424	—
Foreign Government Obligations	230,593,200	—	230,593,200	—
Municipal Bonds	5,038,844	—	5,038,844	—
Senior Floating Rate Interests	195,446,217	—	194,638,569	807,648
U.S. Government Agencies	209,128,186	—	209,128,186	—
U.S. Government Securities	242,959,200	—	242,959,200	—
Common Stocks
Energy	—	—	—	—
Health Care Equipment & Services	196,985	196,985	—	—
Media & Entertainment	441,780	—	441,780	—
Pharmaceuticals, Biotechnology & Life Sciences	715,188	715,188	—	—
Convertible Preferred Stocks	1,018,586	1,018,586	—	—
Preferred Stocks	1,405,466	1,405,466	—	—
Short-Term Investments	85,893,984	10,236,598	75,657,386	—
Foreign Currency Contracts(2)	2,313,520	—	2,313,520	—
Futures Contracts(2)	1,434,442	1,434,442	—	—
Swaps - Credit Default(2)	1,435,400	—	1,435,400	—
Swaps - Interest Rate(2)	1,585,779	—	1,585,779	—
Total	$ 1,981,568,690	$ 15,007,265	$ 1,965,753,777	$ 807,648
Liabilities
Foreign Currency Contracts(2)	$ (3,877,754)	$ —	$ (3,877,754)	$ —
Futures Contracts(2)	(19,059,922)	(19,059,922)	—	—
Swaps - Credit Default(2)	(3,820,701)	—	(3,820,701)	—
Total	$ (26,758,377)	$ (19,059,922)	$ (7,698,455)	$ —

(1)	For the period ended July 31, 2023, investments valued at $141,360 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
214

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4%
	Alabama - 0.2%
$ 150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	$ 155,621
	Arizona - 1.8%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	645,710
100,000	5.00%, 09/01/2042	102,889
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	209,042
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	221,672
270,000	4.00%, 12/01/2025	262,901
240,000	4.00%, 12/01/2026	230,857
		1,673,071
	California - 9.2%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053	589,536
900,000	5.50%, 05/01/2054	949,417
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	197,989
310,000	California Health Facs Financing Auth, CA, Rev 4.00%, 08/15/2040	311,815
	California Municipal Finance Auth, CA, Rev, (BAM Insured)
500,000	4.00%, 05/15/2038	493,096
350,000	4.00%, 10/01/2046	324,037
1,665,000	5.00%, 12/31/2031	1,760,800
165,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(1)	159,597
105,000	California Statewide Communities Dev Auth, CA, Rev, (CAL MTG Insured) 4.13%, 04/01/2053(2)	101,486
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	351,388
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured) 5.00%, 09/01/2032	47,063
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	193,914
50,000	Oakland Unified School Dist/Alameda County, CA, GO, (AGM Insured) 4.00%, 08/01/2034	51,683
	Orange County Community Facs Dist, CA, Special Tax
100,000	5.00%, 08/15/2023	100,030
150,000	5.00%, 08/15/2033	155,739
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,371
100,000	San Bernardino City Unified School Dist, CA, GO, (NATL Insured) 0.00%, 08/01/2027(3)	86,916
	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (NATL Insured)
255,000	0.00%, 01/15/2025(3)	242,145
1,880,000	4.00%, 01/15/2034	1,972,889
	State of California, CA, GO
140,000	4.00%, 11/01/2041	140,452
250,000	5.00%, 10/01/2042	283,383
		8,614,746
	Colorado - 3.5%
175,000	City & County of Denver Airport System, CO, Rev 5.00%, 12/01/2036	195,556
200,000	Colorado Health Facs Auth, CO, Rev 4.00%, 12/01/2040	176,049
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Colorado - 3.5% - (continued)
$ 560,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	$ 605,986
305,000	E-470 Public Highway Auth, CO, Rev 3.90%, 09/01/2039, 3 mo. USD SOFR + 0.35%(4)	304,074
	Park Creek Metropolitan Dist, CO, Rev
100,000	5.00%, 12/01/2023	100,407
120,000	5.00%, 12/01/2029	130,670
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	493,804
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051	110,550
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured) 5.00%, 12/15/2030	26,296
1,000,000	Weld County School Dist No. RE-4, CO, GO, (State Aid Withholding Insured) 5.25%, 12/01/2047	1,120,924
		3,264,316
	Connecticut - 3.0%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	104,600
	Connecticut State Health & Educational Facs Auth, CT, Rev
535,000	2.80%, 07/01/2048	523,818
450,000	5.00%, 07/01/2025	462,942
575,000	5.00%, 07/01/2026	601,253
750,000	5.00%, 07/01/2040	798,421
60,000	5.00%, 07/01/2042	61,803
250,000	Town of Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	257,079
		2,809,916
	District of Columbia - 0.1%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	131,777
	Florida - 3.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,131
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	59,338
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	258,282
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	204,939
300,000	County of Broward Port Facs, FL, Rev 5.00%, 09/01/2028	329,328
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	163,000
	Orange County Convention Center, FL, Rev
285,000	5.00%, 10/01/2024	289,234
125,000	5.00%, 10/01/2027	134,235
	Orange County Health Facs Auth, FL, Rev
100,000	5.00%, 08/01/2031	103,000
130,000	5.00%, 10/01/2037	142,913
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046	408,350
190,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	189,458
750,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	559,700
70,000	Volusia County Educational Facility Auth, FL, Rev 4.00%, 10/15/2035	70,696
		3,051,604
	Georgia - 3.1%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038	94,751

215

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Georgia - 3.1% - (continued)
$ 280,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040	$ 265,302
10,000	Georgia Housing & Finance Auth, GA, Rev 3.50%, 06/01/2039	9,845
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	175,120
315,000	5.50%, 09/15/2028	333,779
	Municipal Electric Auth of Georgia, GA, Rev
135,000	5.00%, 01/01/2024	135,718
100,000	5.00%, 01/01/2028	103,859
235,000	5.00%, 01/01/2033	260,911
1,000,000	5.00%, 01/01/2035	1,115,564
350,000	5.00%, 07/01/2052	358,651
85,000	5.00%, 01/01/2056	85,879
		2,939,379
	Idaho - 0.5%
500,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 07/15/2036	503,979
	Illinois - 10.6%
65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(3)	61,539
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	282,124
100,000	5.75%, 04/01/2035	106,784
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	183,634
150,000	5.00%, 12/01/2027	155,855
500,000	5.00%, 12/01/2041	501,834
200,000	5.00%, 12/01/2046	195,933
105,000	5.25%, 12/01/2023	105,384
140,000	5.25%, 12/01/2039	140,239
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	101,278
175,000	5.00%, 12/01/2045	181,893
250,000	5.00%, 12/01/2046	255,677
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	255,276
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	775,127
	Cook County Community High School Dist No. 212 Leyden, IL, Rev, (BAM Insured)
105,000	5.00%, 12/01/2027	107,082
170,000	5.00%, 12/01/2030	173,194
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	250,272
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	205,403
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	153,712
115,000	5.00%, 08/15/2033	129,672
245,000	5.00%, 08/15/2035	249,769
150,000	5.00%, 10/01/2041	154,264
230,000	5.00%, 05/15/2050	231,873
250,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053(2)	268,598
100,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2031	110,219
150,000	Kane Cook & DuPage Counties School Dist No. U-46 Elgin, IL, GO 5.00%, 01/01/2035	150,977
	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured)
85,000	5.00%, 12/01/2025	88,159
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Illinois - 10.6% - (continued)
$ 130,000	5.00%, 12/01/2026	$ 137,016
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)(5)	71,286
200,000	5.00%, 12/15/2045	204,119
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
235,000	5.00%, 12/01/2025	244,324
275,000	5.25%, 12/01/2032	330,990
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	160,610
1,000,000	5.00%, 01/01/2037	1,080,427
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	419,581
50,000	5.00%, 02/01/2027	52,577
150,000	5.00%, 11/01/2028	159,643
355,000	5.00%, 03/01/2029	384,928
250,000	5.00%, 05/01/2029	252,708
330,000	5.00%, 10/01/2031	364,038
315,000	5.00%, 12/01/2034	331,513
215,000	5.00%, 03/01/2046	224,413
		9,993,944
	Indiana - 1.4%
80,419	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	69,917
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,100,426
165,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	160,614
		1,330,957
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2035	243,953
	Louisiana - 0.7%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041	275,933
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	98,937
100,000	6.00%, 11/15/2030	100,137
	Louisiana Public Facs Auth, LA, Rev
100,000	5.00%, 05/15/2035	102,495
100,000	5.00%, 05/15/2047	101,303
		678,805
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2046	439,621
	Maryland - 1.0%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	922,810
	Massachusetts - 4.0%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.58%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(4)	232,513
105,000	5.00%, 07/01/2034	108,605
1,000,000	5.00%, 07/01/2035	1,030,311
150,000	5.00%, 07/01/2037	154,947
150,000	5.00%, 07/01/2044	147,325
100,000	5.00%, 10/01/2047(1)	89,783

216

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Massachusetts - 4.0% - (continued)
$ 150,000	5.00%, 07/01/2048	$ 154,415
	Massachusetts Educational Financing Auth, MA, Rev
880,000	5.00%, 07/01/2024	888,004
500,000	5.00%, 01/01/2025	506,463
400,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.90%, 07/01/2027	400,000
		3,712,366
	Michigan - 1.3%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	153,545
250,000	Lansing School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	272,090
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	177,844
100,000	5.00%, 07/01/2035	102,019
100,000	5.00%, 05/15/2038	101,382
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	94,021
280,000	Michigan State Housing Dev Auth, MI, Rev 5.50%, 12/01/2053	299,292
		1,200,193
	Minnesota - 3.2%
250,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2024	251,809
76,485	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	61,211
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	968,529
	Minnesota Housing Finance Agency, MN, Rev
860,000	3.00%, 01/01/2051	828,065
970,000	3.00%, 07/01/2052	930,597
		3,040,211
	Mississippi - 0.6%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	182,711
400,000	5.00%, 10/15/2037	420,964
		603,675
	Missouri - 1.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	254,848
550,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.00%, 07/01/2035	565,462
	Kirkwood Industrial Dev Auth, MO, Rev
100,000	5.25%, 05/15/2032	91,722
100,000	5.25%, 05/15/2050	75,456
200,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2023	199,921
		1,187,409
	Montana - 0.2%
65,000	Montana Board of Housing, MT, Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	64,808
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	155,744
		220,552
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Nebraska - 0.6%
$ 300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	$ 304,554
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030	284,040
		588,594
	Nevada - 0.7%
150,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	162,185
	Clark County School Dist, NV, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	256,053
225,000	5.00%, 06/15/2028	238,855
		657,093
	New Hampshire - 1.1%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	756,581
295,000	5.25%, 06/01/2051	316,966
		1,073,547
	New Jersey - 1.1%
40,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	38,387
	New Jersey Transportation Trust Fund Auth, NJ, Rev
70,000	5.00%, 12/15/2024	71,452
570,000	5.00%, 06/15/2031	643,791
230,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	237,362
		990,992
	New Mexico - 1.6%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	181,950
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
240,000	4.00%, 01/01/2049	238,065
1,000,000	5.75%, 03/01/2054	1,076,848
		1,496,863
	New York - 8.9%
30,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	30,000
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050	468,964
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	219,647
500,000	5.00%, 11/15/2034	504,465
300,000	5.00%, 11/15/2036	316,128
500,000	5.00%, 11/15/2045	522,080
400,000	5.00%, 11/15/2052	411,293
100,000	5.25%, 11/15/2027	107,198
100,000	5.25%, 11/15/2036	106,234
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,247,276
170,000	4.13%, 06/15/2047	168,981
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
125,000	4.00%, 05/01/2035	131,763
140,000	4.00%, 11/01/2035	146,967
215,000	4.00%, 05/01/2040	214,621
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	841,169
450,000	4.00%, 02/15/2037	459,565
150,000	5.00%, 03/15/2031	155,449

217

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	New York - 8.9% - (continued)
$ 800,000	5.00%, 05/01/2037	$ 876,530
	State of New York Mortgage Agency, NY, Rev
300,000	3.25%, 10/01/2024	297,859
300,000	3.25%, 04/01/2025	297,281
	Syracuse Industrial Dev Agency, NY, Rev
110,000	5.00%, 01/01/2031	85,113
50,000	5.00%, 01/01/2033	38,421
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	208,438
525,000	Westchester County Local Dev Corp., NY, Rev 2.88%, 07/01/2026(1)	500,708
		8,356,150
	North Carolina - 0.9%
	North Carolina Medical Care Commission, NC, Rev
95,000	2.88%, 10/01/2026	89,103
175,000	4.00%, 09/01/2033	166,736
185,000	4.00%, 09/01/2034	174,827
250,000	5.00%, 01/01/2031	246,040
30,000	5.00%, 01/01/2039	27,719
120,000	5.00%, 01/01/2044	114,959
		819,384
	Ohio - 3.9%
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	200,468
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	163,944
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	65,860
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030	410,911
355,000	Ohio Higher Educational Facility Commission, OH, Rev 5.00%, 07/01/2035	406,040
	Ohio Housing Finance Agency, OH, Rev
305,000	3.00%, 03/01/2052	293,595
230,000	4.50%, 03/01/2050	230,589
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,165,072
500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(1)	426,692
140,000	State of Ohio, OH, GO 5.00%, 06/15/2036	154,865
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052	175,737
		3,693,773
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
35,000	5.25%, 08/15/2048	33,967
35,000	5.50%, 08/15/2057	34,415
		68,382
	Oregon - 0.9%
480,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	135,462
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(3)	454,493
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(3)	22,187
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	18,390
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Oregon - 0.9% - (continued)
$ 55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	$ 55,210
55,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	55,015
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	110,660
		851,417
	Pennsylvania - 3.0%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	163,899
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	320,862
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2036	283,026
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	376,622
100,000	5.13%, 07/01/2037	91,906
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	157,778
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	101,686
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	194,873
	Pennsylvania Housing Finance Agency, PA, Rev
105,000	4.75%, 04/01/2033	104,841
560,000	5.50%, 10/01/2053	594,571
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	138,273
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2033	55,996
250,000	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured) 4.00%, 09/01/2036	250,485
		2,834,818
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	376,534
175,000	5.00%, 07/01/2058	170,321
		546,855
	Rhode Island - 0.7%
80,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	85,361
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	116,167
460,000	5.00%, 12/01/2028	490,491
		692,019
	South Carolina - 2.6%
365,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2024	367,121
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	159,334
575,000	5.00%, 10/01/2035	651,147
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	200,805
200,000	4.00%, 12/01/2038	198,063
840,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	910,847
		2,487,317

218

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev
$ 190,000	4.00%, 11/01/2049	$ 188,281
145,000	6.00%, 05/01/2054	156,105
		344,386
	Tennessee - 1.7%
300,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2039	312,664
885,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2031	984,412
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	203,990
70,000	Tennessee Housing Dev Agency, TN, Rev 3.50%, 01/01/2047	68,953
		1,570,019
	Texas - 10.6%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	152,532
250,000	5.00%, 02/15/2027	265,638
625,000	5.00%, 08/15/2037	691,753
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	319,535
600,000	4.00%, 01/01/2040	582,789
1,000,000	5.00%, 01/01/2046	1,047,262
250,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2042	251,652
1,500,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2039	1,604,912
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049	154,725
320,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038	306,210
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,019,976
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	158,809
370,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.70%, 08/01/2052(2)	369,564
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	405,256
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	256,672
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	297,347
75,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2023	75,025
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	152,593
	New Hope Cultural Education Facs Finance Corp., TX, Rev
180,000	4.00%, 11/01/2055	135,281
100,000	5.00%, 11/01/2031	91,589
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	143,559
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2041	998,485
250,000	Texas Municipal Gas Acquisition and Supply Corp. I, TX, Rev 5.25%, 12/15/2025	255,959
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Texas - 10.6% - (continued)
$ 60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	$ 29,870
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	204,566
		9,971,559
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	178,890
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	919,581
	Virginia - 1.8%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	72,296
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	380,634
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	637,535
500,000	4.00%, 01/01/2039	468,355
170,000	5.00%, 12/31/2047	175,212
		1,734,032
	Washington - 1.5%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	149,027
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	139,694
500,000	5.00%, 09/01/2040	527,579
475,000	5.00%, 10/01/2042	472,127
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(1)	126,223
		1,414,650
	Wisconsin - 2.7%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046	419,228
500,000	4.00%, 07/01/2059	443,671
300,000	5.00%, 07/01/2035	319,897
200,000	5.00%, 10/01/2043(1)	176,984
95,000	5.00%, 10/01/2044	97,970
150,000	5.00%, 07/01/2048	154,683
100,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(3)	79,314
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	273,577
255,000	4.00%, 08/15/2046	199,780
155,000	5.00%, 11/01/2024	153,241
45,000	5.00%, 11/01/2025	44,063
160,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050	151,564
		2,513,972
	Total Municipal Bonds (cost $96,674,161)	$ 90,523,198

219

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	Federal Home Loan Mortgage Corp. - 0.5%
$ 572,032	3.15%, 10/15/2036		$ 484,513
	Total U.S. Government Agencies (cost $582,586)		$ 484,513
	Total Long-Term Investments (cost $97,256,747)		$ 91,007,711
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
616,680	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $616,770; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $629,053		$ 616,680
	Total Short-Term Investments (cost $616,680)		$ 616,680
	Total Investments (cost $97,873,427)	97.5%	$ 91,624,391
	Other Assets and Liabilities	2.5%	2,321,129
	Total Net Assets	100.0%	$ 93,945,520
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $1,712,500, representing 1.8% of net assets.
(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $740,267 at July 31, 2023.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 90,523,198	$ —	$ 90,523,198	$ —
U.S. Government Agencies	484,513	—	484,513	—
Short-Term Investments	616,680	—	616,680	—
Total	$ 91,624,391	$ —	$ 91,624,391	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
220

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4%
	Asset-Backed - Automobile - 2.7%
$ 360,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 356,323
2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,267,430
5,665,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	5,605,849
6,430,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	6,266,743
4,574,295	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	4,537,683
6,629,392	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	6,620,022
1,892,294	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,847,045
1,031,690	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,018,595
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	1,997,973
2,710,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	2,692,720
	Exeter Automobile Receivables Trust
2,518,690	2.18%, 06/15/2026	2,496,624
2,141,460	2.58%, 09/15/2025(1)	2,109,939
2,430,000	4.57%, 01/15/2027	2,403,875
1,058,000	6.03%, 08/16/2027	1,056,756
1,069,000	6.11%, 09/15/2027	1,068,166
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,212,201
962,000	5.05%, 01/18/2028(1)	942,602
2,551,000	5.21%, 05/15/2028(1)	2,506,946
600,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	589,953
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,439,151
	Santander Drive Auto Receivables Trust
4,940,000	4.42%, 11/15/2027	4,812,668
1,560,000	4.43%, 03/15/2027	1,527,647
1,080,000	4.72%, 06/15/2027	1,059,215
1,945,000	4.98%, 02/15/2028	1,909,735
3,355,000	5.61%, 07/17/2028	3,343,514
4,295,000	5.95%, 01/17/2028	4,288,859
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,656,381
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	375,146
1,613,188	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,608,175
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,344,495
2,965	2.72%, 11/15/2024(1)	2,962
3,720,000	4.31%, 09/15/2027(1)	3,641,976
1,045,000	5.41%, 01/18/2028(1)	1,033,243
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,813,092
		81,453,704
	Asset-Backed - Finance & Insurance - 0.8%
8,230,000	Bain Capital Credit CLO Ltd. 6.79%, 07/25/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	8,159,757
5,235,000	BlueMountain CLO XXIV Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	5,160,234
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Asset-Backed - Finance & Insurance - 0.8% - (continued)
$ 4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	$ 4,021,848
7,365,000	Regatta VI Funding Ltd. 6.75%, 04/20/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	7,304,452
		24,646,291
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
17,591	5.55%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	5,159
2,284,960	5.57%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	699,276
758,368	5.59%, 12/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	210,846
1,081,512	5.77%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	266,105
1,113,146	5.98%, 06/25/2036(3)	298,350
	Morgan Stanley Mortgage Loan Trust
382,035	4.46%, 05/25/2036(3)	175,738
1,078,553	5.75%, 11/25/2036, 1 mo. USD LIBOR + 0.34%(2)	330,336
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	138,908
	Soundview Home Loan Trust
1,795,114	5.59%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,519,060
830,000	5.89%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	701,782
863,789	5.91%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	798,744
		5,144,304
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
3,468,903	1.11%, 02/18/2070(1)	2,917,237
4,337,983	5.51%, 10/15/2071(1)	4,274,877
		7,192,114
	Commercial Mortgage-Backed Securities - 3.5%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,003,227
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,146,426
	BBCMS Mortgage Trust
6,535,000	0.99%, 04/15/2053(3)(5)	370,012
19,864,862	1.46%, 02/15/2050(3)(5)	807,572
1,640,000	3.66%, 04/15/2055(3)	1,456,197
1,630,000	4.60%, 06/15/2055(3)	1,546,255
2,660,000	4.97%, 12/15/2051(3)	2,127,991
2,150,000	5.44%, 12/15/2055(3)	2,186,376
700,000	5.71%, 12/15/2055(3)	725,593
	Benchmark Mortgage Trust
10,747,238	0.47%, 07/15/2051(3)(5)	173,701
49,441,132	0.58%, 04/10/2051(3)(5)	958,238
30,876,526	0.62%, 01/15/2052(3)(5)	764,265
32,998,696	0.72%, 07/15/2056(5)	1,384,328
8,123,836	1.03%, 08/15/2052(3)(5)	302,461
21,865,897	1.19%, 03/15/2062(3)(5)	1,062,973
14,188,977	1.51%, 01/15/2054(3)(5)	1,188,311
6,950,781	1.79%, 07/15/2053(3)(5)	493,976
3,000,000	3.04%, 08/15/2052	2,775,855
2,990,000	4.02%, 03/15/2052	2,720,823
3,770,000	BPR Trust 8.45%, 08/15/2024, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,737,500
3,296,931	BX Commercial Mortgage Trust 6.26%, 10/15/2036, 1 mo. USD Term SOFR + 1.03%(1)(2)	3,285,447

221

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Commercial Mortgage-Backed Securities - 3.5% - (continued)
$ 3,476,745	BX Trust 7.67%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	$ 3,475,704
2,535,000	CAMB Commercial Mortgage Trust 7.89%, 12/15/2037, 1 mo. USD Term SOFR + 2.66%(1)(2)	2,453,904
2,484,648	Cantor Commercial Real Estate Lending 1.13%, 05/15/2052(3)(5)	108,382
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,296,289
	Citigroup Commercial Mortgage Trust
9,210,987	0.90%, 07/10/2047(3)(5)	55,720
11,938,237	1.01%, 04/10/2048(3)(5)	157,881
415,000	4.59%, 03/11/2047(1)(3)	359,033
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,061,982
31,160	2.85%, 10/15/2045	28,983
3,895,000	3.18%, 02/10/2048	3,721,918
1,320,000	3.90%, 01/10/2039(1)(3)	984,921
420,000	4.07%, 02/10/2047(3)	415,088
1,082	4.21%, 08/10/2046	1,081
1,407,721	4.75%, 10/15/2045(1)(3)	351,930
11,816	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	11,574
	CSAIL Commercial Mortgage Trust
23,385,639	0.71%, 06/15/2057(3)(5)	201,923
1,244,284	0.81%, 04/15/2050(3)(5)	9,437
3,399,232	0.89%, 11/15/2048(3)(5)	54,839
6,294,001	1.86%, 01/15/2049(3)(5)	236,995
	DBJPM Mortgage Trust
5,678,555	1.71%, 09/15/2053(3)(5)	353,826
3,600,000	2.89%, 08/10/2049	3,285,646
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	406,904
350,000	3.80%, 02/25/2050(1)(3)	336,309
230,000	3.84%, 10/25/2049(1)(3)	213,050
1,610,000	3.98%, 04/25/2051(1)(3)	1,492,103
2,010,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,449,055
	GS Mortgage Securities Trust
2,586,609	0.02%, 07/10/2046(3)(5)	26
382,974	0.09%, 08/10/2044(1)(3)(5)	4
3,980,000	3.04%, 07/10/2052	3,648,013
825,000	4.07%, 01/10/2047	816,015
2,775,907	4.11%, 07/10/2051(3)	2,660,945
1,310,000	5.00%, 04/10/2047(1)(3)	1,065,867
	JP Morgan Chase Commercial Mortgage Securities Trust
906,717	2.73%, 10/15/2045(1)(3)	775,243
1,770,000	2.81%, 01/16/2037(1)	1,597,002
730,000	3.78%, 12/15/2047(1)(3)	497,549
	JPMBB Commercial Mortgage Securities Trust
2,240,467	0.55%, 05/15/2048(3)(5)	17,326
8,553,137	0.59%, 09/15/2047(3)(5)	38,707
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,024,828
	Life Mortgage Trust
7,824,442	6.04%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	7,645,137
1,307,350	6.74%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,262,379
	Morgan Stanley Bank of America Merrill Lynch Trust
5,563,411	0.95%, 12/15/2047(3)(5)	42,796
3,478,225	0.96%, 10/15/2048(3)(5)	41,226
333,398	4.26%, 10/15/2046(3)	332,324
	Morgan Stanley Capital I Trust
2,304,295	1.32%, 06/15/2050(3)(5)	73,162
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Commercial Mortgage-Backed Securities - 3.5% - (continued)
$ 885,000	4.94%, 07/15/2049(1)(3)	$ 624,707
37,927	5.26%, 10/12/2052(1)(3)	14,033
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,101,536
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,335,876
3,960,069	UBS Commercial Mortgage Trust 1.07%, 08/15/2050(3)(5)	132,104
	Wells Fargo Commercial Mortgage Trust
16,269,098	0.87%, 09/15/2057(3)(5)	246,233
8,467,744	1.07%, 05/15/2048(3)(5)	99,565
10,000	3.17%, 02/15/2048	9,539
255,000	4.15%, 05/15/2048(3)	210,125
10,706	Wells Fargo Mortgage-Backed Securities Trust 3.94%, 11/25/2048(1)(3)	10,011
	Wells Fargo NA
20,530,437	0.59%, 11/15/2062(3)(5)	610,973
10,432,020	0.64%, 11/15/2062(3)(5)	341,266
18,031,418	0.69%, 12/15/2052(3)(5)	619,996
24,725,530	0.71%, 11/15/2050(3)(5)	603,051
19,368,304	0.81%, 09/15/2062(3)(5)	746,480
36,163,509	0.88%, 01/15/2063(3)(5)	1,559,352
21,073,088	0.89%, 05/15/2062(3)(5)	838,899
9,547,903	0.99%, 02/15/2056(3)(5)	632,502
1,792,681	1.01%, 04/15/2052(3)(5)	79,567
36,915,653	1.76%, 03/15/2063(3)(5)	3,438,612
3,540,000	2.04%, 02/15/2054	2,827,331
	WFRBS Commercial Mortgage Trust
1,178,307	1.22%, 03/15/2047(3)(5)	1,619
245,848	3.02%, 11/15/2047(1)	13,506
225,000	4.05%, 03/15/2047	222,881
20,922	4.15%, 08/15/2046(3)	20,862
345,000	5.00%, 06/15/2044(1)(3)	176,339
		107,797,518
	Other Asset-Backed Securities - 7.2%
476,410	AASET Trust 3.35%, 01/16/2040(1)	400,185
	Affirm Asset Securitization Trust
209,593	1.90%, 01/15/2025(1)	207,132
45,836	3.46%, 10/15/2024(1)	45,700
2,745,000	6.61%, 01/18/2028(1)	2,732,318
1,529,716	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	1,515,683
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.44%, 05/15/2036, 1 mo. USD Term SOFR + 1.21%(1)(2)	1,263,299
2,437,969	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,394,219
4,255,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,230,857
7,181,328	Carlyle U.S. CLO Ltd. 6.61%, 04/20/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	7,145,536
2,385,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	2,386,323
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	563,045
1,530,299	1.69%, 07/15/2060(1)	1,378,139
706,836	1.98%, 03/15/2061(1)	603,551
1,264,874	1.99%, 07/15/2060(1)	1,063,971
961,496	5.97%, 08/15/2062(1)	942,721
1,230,000	CNH Equipment Trust 4.77%, 10/15/2030	1,210,450
1,915,000	Columbia Cent CLO 27 Ltd. 6.80%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,889,707
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,945,650

222

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
	Domino's Pizza Master Issuer LLC
$ 3,191,537	2.66%, 04/25/2051(1)	$ 2,699,559
1,457,150	3.67%, 10/25/2049(1)	1,271,688
2,518,425	4.12%, 07/25/2047(1)	2,319,983
3,138,487	4.12%, 07/25/2048(1)	2,977,301
6,169,227	Dryden 55 CLO Ltd. 6.59%, 04/15/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	6,142,693
3,720,000	Elmwood CLO Ltd. 7.31%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,735,122
	First Franklin Mortgage Loan Trust
791,345	5.72%, 09/25/2036, 1 mo. USD Term SOFR + 0.42%(2)	724,710
2,250,478	5.89%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,986,862
	FirstKey Homes Trust
1,854,512	4.15%, 05/17/2039(1)	1,749,402
7,910,265	4.25%, 07/17/2039(1)	7,484,099
3,095,000	Golub Capital Partners CLO 68B Ltd. 8.20%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,117,631
2,640,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,618,347
1,371,056	JFIN CLO Ltd. 6.61%, 04/24/2029, 3 mo. USD Term SOFR + 1.26%(1)(2)	1,366,827
	Kubota Credit Owner Trust
2,755,000	5.02%, 06/15/2027(1)	2,721,825
2,755,000	5.28%, 01/18/2028(1)	2,742,474
19,121	LCM XX LP 6.63%, 10/20/2027, 3 mo. USD Term SOFR + 1.30%(1)(2)	19,104
3,366,280	Madison Park Funding XLI Ltd. 6.44%, 04/22/2027, 3 mo. USD Term SOFR + 1.09%(1)(2)	3,350,075
5,030,000	Madison Park Funding XXII Ltd. 6.83%, 01/15/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	5,027,384
547,730	Marlette Funding Trust 1.06%, 09/15/2031(1)	540,603
4,415,000	MF1 Ltd. 6.82%, 02/19/2037, 30 day USD SOFR Average + 1.75%(1)(2)	4,287,265
25,740	Morgan Stanley ABS Capital I, Inc. Trust 5.71%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	21,514
4,855,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	4,161,413
519,609	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	482,953
5,180,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,230,619
396,551	OZLM VII Ltd. 6.58%, 07/17/2029, 3 mo. USD Term SOFR + 1.27%(1)(2)	394,006
2,528,784	PRET LLC 1.87%, 07/25/2051(1)(4)	2,304,691
	Pretium Mortgage Credit Partners LLC
4,774,791	1.99%, 02/25/2061(1)(4)	4,407,351
6,039,097	2.98%, 01/25/2052(1)(4)	5,572,964
	Progress Residential Trust
5,375,012	1.51%, 10/17/2038(1)	4,695,149
1,762,954	3.20%, 04/17/2039(1)	1,607,172
3,050,000	4.30%, 03/17/2040(1)	2,875,412
4,927,298	4.44%, 05/17/2041(1)	4,615,591
1,431,002	4.45%, 06/17/2039(1)	1,362,125
2,306,365	4.75%, 10/27/2039(1)	2,214,575
7,320,000	RR 1 LLC 6.72%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	7,265,137
3,660,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,674,717
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
$ 443,538	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	$ 376,191
3,943,488	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,474,447
8,270,000	Sound Point CLO XXIX Ltd. 6.68%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,184,240
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,698,283
4,440,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,440,639
5,148,073	Tricon Residential Trust 4.85%, 07/17/2040(1)	4,934,300
157,077	Upstart Securitization Trust 0.83%, 07/20/2031(1)	155,887
	VCAT LLC
2,593,560	1.74%, 05/25/2051(1)(4)	2,385,572
3,628,790	1.87%, 08/25/2051(1)(4)	3,352,436
778,468	2.12%, 03/27/2051(1)(4)	736,802
8,270,000	Venture 42 CLO Ltd. 6.70%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,128,624
3,160,000	Venture 43 CLO Ltd. 6.81%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,115,352
3,737,410	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	3,457,641
2,883,582	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,661,568
2,442,746	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	2,266,402
2,867,379	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	2,607,614
3,320,766	Voya CLO Ltd. 6.47%, 01/18/2029, 3 mo. USD Term SOFR + 1.16%(1)(2)	3,311,238
6,545,000	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	6,448,167
	Wendy's Funding LLC
7,247,100	2.37%, 06/15/2051(1)	5,965,726
9,522,660	2.78%, 06/15/2051(1)	7,568,020
1,289,925	3.88%, 03/15/2048(1)	1,169,596
965,300	Wingstop Funding LLC 2.84%, 12/05/2050(1)	834,833
		216,960,407
	Whole Loan Collateral CMO - 7.8%
4,041,015	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(4)	3,667,916
37,787	Adjustable Rate Mortgage Trust 5.95%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	37,256
	Angel Oak Mortgage Trust
1,951,446	0.91%, 01/25/2066(1)(3)	1,559,642
4,140,630	0.95%, 07/25/2066(1)(3)	3,258,651
1,449,497	0.99%, 04/25/2053(1)(3)	1,303,696
1,693,800	0.99%, 04/25/2066(1)(3)	1,354,242
3,243,598	1.07%, 05/25/2066(1)(3)	2,644,717
6,169,308	1.46%, 09/25/2066(1)(3)	4,860,749
515,135	1.47%, 06/25/2065(1)(3)	474,990
3,009,158	1.82%, 11/25/2066(1)(3)	2,514,077
1,139,974	2.53%, 01/26/2065(1)(3)	1,040,261
	Banc of America Funding Trust
935,208	5.77%, 05/25/2037(3)	823,037
262,843	5.97%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	234,415
36,349	6.35%, 01/25/2037(4)	31,987
770,983	Bear Stearns ALT-A Trust 5.91%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	685,371
	Bear Stearns ARM Trust
99,234	4.61%, 02/25/2036(3)	88,562
145,458	5.23%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	138,578

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
$ 242,619	Bear Stearns Mortgage Funding Trust 5.59%, 10/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	$ 205,905
2,015,915	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,716,659
1,214,000	Bradley Pointe DUS 4.64%, 10/01/2033(6)	1,221,967
	BRAVO Residential Funding Trust
1,114,776	0.94%, 02/25/2049(1)(3)	955,006
959,048	0.97%, 03/25/2060(1)(3)	862,759
906,965	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	862,163
1,700,074	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,369,381
215,326	Chase Mortgage Finance Trust 3.99%, 12/25/2035(3)	202,040
	CHL Mortgage Pass-Through Trust
321,622	3.67%, 11/20/2035(3)	288,501
409,767	3.76%, 09/25/2047(3)	361,477
288,111	4.26%, 04/20/2036(3)	247,364
77,039	4.34%, 06/20/2035(3)	72,245
284,527	6.09%, 03/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	256,986
	COLT Mortgage Loan Trust
747,240	0.80%, 07/27/2054(1)	637,240
2,910,325	0.91%, 06/25/2066(1)(3)	2,340,131
7,036,433	2.28%, 12/27/2066(1)(3)	6,006,154
1,111,463	4.30%, 03/25/2067(1)(3)	1,056,584
	Connecticut Avenue Securities Trust
23,362	7.33%, 09/25/2031, 30 day USD SOFR Average + 2.26%(1)(2)	23,361
536,676	7.33%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	538,170
7,746	7.48%, 08/25/2031, 30 day USD SOFR Average + 2.41%(1)(2)	7,746
1,021,408	7.62%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	1,044,390
4,060,000	7.77%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	4,087,278
2,105,000	8.17%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,155,305
	Countrywide Alternative Loan Trust
605,823	5.56%, 08/25/2035, 1 yr. USD MTA + 1.35%(2)	480,958
189,190	5.75%, 05/25/2036	77,998
950,934	5.95%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	856,172
164,097	6.00%, 05/25/2036	88,705
123,713	6.00%, 12/25/2036	52,809
275,512	6.05%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	221,812
436,288	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	325,007
	CSMC Trust
833,312	0.81%, 05/25/2065(1)(3)	699,237
2,006,308	0.83%, 03/25/2056(1)(3)	1,539,424
2,612,867	0.94%, 05/25/2066(1)(3)	2,024,196
3,535,084	1.18%, 02/25/2066(1)(3)	2,958,423
1,773,682	1.80%, 12/27/2060(1)(3)	1,588,966
3,240,994	1.84%, 10/25/2066(1)(3)	2,697,732
7,625,240	2.27%, 11/25/2066(1)(3)	6,406,497
1,197,363	3.25%, 04/25/2047(1)(3)	1,063,289
1,140,378	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	978,191
71,554	DSLA Mortgage Loan Trust 6.08%, 01/19/2045, 1 mo. USD Term SOFR + 0.83%(2)	55,467
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
	Ellington Financial Mortgage Trust
$ 415,707	0.80%, 02/25/2066(1)(3)	$ 346,080
1,147,695	0.93%, 06/25/2066(1)(3)	911,064
3,538,128	2.21%, 01/25/2067(1)(3)	2,910,670
	Federal National Mortgage Association Connecticut Avenue Securities
512,505	7.73%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	525,823
600,299	9.53%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	630,186
	GCAT Trust
2,193,421	0.87%, 01/25/2066(1)(3)	1,818,344
2,380,013	1.04%, 05/25/2066(1)(3)	1,877,068
4,314,687	1.09%, 08/25/2066(1)(3)	3,334,609
2,277,575	1.92%, 08/25/2066(1)(3)	1,948,658
	GMACM Mortgage Loan Trust
43,999	3.28%, 04/19/2036(3)	34,499
180,462	3.90%, 09/19/2035(3)	160,886
	GSR Mortgage Loan Trust
527,914	3.93%, 01/25/2036(3)	515,423
81,471	4.46%, 10/25/2035(3)	45,904
1,575,590	5.71%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	365,386
	HarborView Mortgage Loan Trust
407,686	5.74%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	362,912
770,555	5.84%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	726,124
1,458,000	Hills of Corona DUS 4.35%, 09/01/2033(6)	1,429,523
7,493,405	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	6,776,583
142,159	IndyMac INDA Mortgage Loan Trust 4.32%, 01/25/2036(3)	132,251
	IndyMac INDX Mortgage Loan Trust
277,031	3.47%, 03/25/2036(3)	195,568
899,550	3.66%, 04/25/2037(3)	536,677
	JP Morgan Mortgage Trust
132,791	3.94%, 05/25/2036(3)	108,354
90,140	4.17%, 09/25/2035(3)	84,851
47,051	4.35%, 04/25/2037(3)	34,668
	Legacy Mortgage Asset Trust
1,195,073	1.65%, 11/25/2060(1)(4)	1,062,047
1,699,305	1.75%, 04/25/2061(1)(4)	1,523,405
2,317,560	1.75%, 07/25/2061(1)(4)	2,065,706
2,957,457	6.25%, 11/25/2059(1)(4)	2,956,275
249,806	Lehman XS Trust 5.83%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	225,930
2,925,652	LSTAR Securities Investment Ltd. 8.23%, 02/01/2026, 1 mo. USD Term SOFR + 2.91%(1)(2)	2,872,277
1,506,026	Luminent Mortgage Trust 5.79%, 05/25/2046, 1 mo. USD Term SOFR + 0.49%(2)	1,259,207
	MetLife Securitization Trust
587,727	3.00%, 04/25/2055(1)(3)	537,470
1,376,258	3.75%, 03/25/2057(1)(3)	1,279,269
	MFA Trust
303,302	1.01%, 01/26/2065(1)(3)	273,045
1,796,737	1.03%, 11/25/2064(1)(3)	1,491,929
1,375,996	1.15%, 04/25/2065(1)(3)	1,198,720
	Mill City Mortgage Loan Trust
594,576	2.75%, 01/25/2061(1)(3)	575,094
125,018	3.25%, 05/25/2062(1)(3)	119,905
	New Residential Mortgage Loan Trust
1,647,214	0.94%, 07/25/2055(1)(3)	1,396,647
1,100,779	0.94%, 10/25/2058(1)(3)	957,662

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
$ 338,800	2.49%, 09/25/2059(1)(3)	$ 312,753
1,405,624	3.50%, 12/25/2057(1)(3)	1,311,700
1,270,611	3.50%, 08/25/2059(1)(3)	1,168,139
1,051,564	3.75%, 11/26/2035(1)(3)	981,863
461,360	3.75%, 01/25/2054(1)(3)	429,873
22,709	3.75%, 05/25/2054(1)(3)	20,923
1,224,626	3.75%, 11/25/2056(1)(3)	1,117,107
2,688,107	3.75%, 11/25/2058(1)(3)	2,470,366
2,154,508	4.00%, 02/25/2057(1)(3)	2,013,278
2,193,446	4.00%, 03/25/2057(1)(3)	2,046,279
1,475,039	4.00%, 04/25/2057(1)(3)	1,383,197
1,232,384	4.00%, 05/25/2057(1)(3)	1,141,795
1,851,281	4.00%, 08/27/2057(1)(3)	1,724,416
261,970	4.00%, 12/25/2057(1)(3)	246,121
1,557,941	6.16%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	1,517,060
1,148,821	6.91%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,144,747
5,095,079	NMLT Trust 1.19%, 05/25/2056(1)(3)	4,053,232
	OBX Trust
3,062,287	1.05%, 07/25/2061(1)(3)	2,297,727
3,333,983	1.07%, 02/25/2066(1)(3)	2,686,712
6,232,925	2.31%, 11/25/2061(1)(3)	5,212,869
194,535	6.06%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	185,333
1,453,388	PMT Credit Risk Transfer Trust 8.33%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	1,445,842
	Preston Ridge Partners Mortgage LLC
3,216,733	1.79%, 06/25/2026(1)(4)	2,919,983
2,832,031	1.79%, 07/25/2026(1)(4)	2,569,385
5,267,097	1.87%, 04/25/2026(1)(4)	4,883,615
4,539,556	1.87%, 08/25/2026(1)(4)	4,144,420
1,187,021	2.12%, 03/25/2026(1)(3)	1,118,708
829,952	2.36%, 11/25/2025(1)(4)	796,167
5,722,938	2.36%, 10/25/2026(1)(4)	5,336,605
462,659	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	421,257
	Residential Accredit Loans, Inc. Trust
514,578	6.00%, 12/25/2035	441,612
1,293,268	6.01%, 04/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	1,097,959
290,791	Residential Funding Mtg Sec I Trust 4.15%, 08/25/2035(3)	142,569
1,119,431	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	1,009,983
	Seasoned Credit Risk Transfer Trust
2,259,340	2.50%, 08/25/2059	1,878,068
1,925,040	3.50%, 11/25/2057	1,753,710
5,165,164	3.50%, 07/25/2058	4,663,857
1,053,610	3.50%, 08/25/2058	947,104
4,030,864	3.50%, 10/25/2058	3,574,330
4,910,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	4,822,843
2,566,476	STAR Trust 1.22%, 05/25/2065(1)(3)	2,199,651
	Starwood Mortgage Residential Trust
910,213	0.94%, 05/25/2065(1)(3)	797,836
4,782,051	1.92%, 11/25/2066(1)(3)	3,877,608
471,097	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	223,850
3,749,624	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	3,639,847
	Towd Point Mortgage Trust
561,956	2.75%, 10/25/2056(1)(3)	554,314
72,493	2.75%, 04/25/2057(1)(3)	71,776
736,418	2.75%, 06/25/2057(1)(3)	693,410
404,773	2.75%, 07/25/2057(1)(3)	393,505
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.4% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
$ 1,850,195	2.75%, 10/25/2057(1)(3)	$ 1,750,087
7,388,364	2.92%, 11/30/2060(1)(3)	5,775,610
2,137,171	3.25%, 03/25/2058(1)(3)	2,034,950
546,138	4.98%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(2)	546,016
1,661,038	Triangle Re Ltd. 6.97%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(2)	1,663,994
	Verus Securitization Trust
622,173	0.82%, 10/25/2063(1)(3)	554,686
1,575,925	0.92%, 02/25/2064(1)(3)	1,354,920
2,126,051	0.94%, 07/25/2066(1)(3)	1,693,193
1,370,656	1.03%, 02/25/2066(1)(3)	1,149,776
618,776	1.50%, 05/25/2065(1)(4)	564,776
3,330,276	1.82%, 11/25/2066(1)(3)	2,793,536
4,709,883	2.72%, 01/25/2067(1)(4)	4,128,150
1,280,069	4.13%, 02/25/2067(1)(4)	1,172,275
	WaMu Mortgage Pass-Through Certificates Trust
517,458	3.78%, 06/25/2037(3)	455,800
259,619	5.09%, 10/25/2046, 1 yr. USD MTA + 0.88%(2)	223,115
169,550	5.19%, 07/25/2046, 1 yr. USD MTA + 0.98%(2)	148,949
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
358,020	5.04%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	297,824
623,233	6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	398,337
77,124	Wells Fargo Mortgage-Backed Securities Trust 5.39%, 09/25/2036(3)	72,991
		235,622,830
	Total Asset & Commercial Mortgage-Backed Securities (cost $737,922,268)	$ 678,817,168
CORPORATE BONDS - 28.1%
	Advertising - 0.1%
4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 4,031,398
	Aerospace/Defense - 0.2%
	Boeing Co.
1,610,000	5.04%, 05/01/2027	1,595,957
2,060,000	5.15%, 05/01/2030	2,040,983
290,000	L3Harris Technologies, Inc. 2.90%, 12/15/2029	252,193
1,260,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,228,312
	RTX Corp.
1,030,000	5.15%, 02/27/2033	1,029,866
340,000	5.38%, 02/27/2053	340,771
		6,488,082
	Agriculture - 0.5%
965,000	BAT Capital Corp. 6.34%, 08/02/2030	965,000
	Philip Morris International, Inc.
4,620,000	4.88%, 02/15/2028	4,571,196
2,170,000	5.13%, 11/17/2027	2,173,783
3,740,000	5.13%, 02/15/2030	3,713,536
1,740,000	5.38%, 02/15/2033	1,732,516
1,320,000	5.63%, 11/17/2029	1,349,353
405,000	Reynolds American, Inc. 5.70%, 08/15/2035	384,431
		14,889,815

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Apparel - 0.2%
$ 940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$ 880,812
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,396,774
		5,277,586
	Auto Manufacturers - 0.0%
1,150,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	1,004,036
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	247,750
1,480,000	5.40%, 06/15/2033(1)	1,465,563
		1,713,313
	Biotechnology - 0.4%
	Amgen, Inc.
765,000	5.25%, 03/02/2030	769,385
4,575,000	5.25%, 03/02/2033	4,563,588
1,570,000	5.75%, 03/02/2063	1,574,050
1,780,000	CSL Finance PLC 4.05%, 04/27/2029(1)	1,696,429
	Royalty Pharma PLC
3,605,000	2.15%, 09/02/2031	2,816,527
2,380,000	2.20%, 09/02/2030	1,914,644
250,000	3.30%, 09/02/2040	177,659
		13,512,282
	Chemicals - 0.1%
	Celanese U.S. Holdings LLC
2,560,000	6.17%, 07/15/2027	2,577,105
1,285,000	6.33%, 07/15/2029	1,290,092
		3,867,197
	Commercial Banks - 5.6%
	Bank of America Corp.
190,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(7)	151,172
145,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(7)	114,541
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(7)	2,751,122
480,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(7)	389,126
1,935,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	1,625,301
8,330,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	6,894,443
6,725,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(7)	5,951,997
140,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(7)	128,959
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(7)	1,366,701
1,725,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(7)	1,694,187
2,865,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	2,842,588
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 6,015,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(7)	$ 5,991,873
	Barclays PLC
790,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 1 yr. USD CMT + 3.00% thereafter)(7)	773,014
2,085,000	6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 2 mo. USD SOFR + 2.98% thereafter)(7)	2,102,906
3,115,000	7.12%, 06/27/2034, (7.12% fixed rate until 06/27/2033; 6 mo. USD SOFR + 3.57% thereafter)(7)	3,155,708
1,275,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(7)	1,340,431
	BNP Paribas SA
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.22% thereafter)(1)(7)	612,391
1,335,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(7)	1,247,397
2,065,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 yr. USD Swap + 1.48% thereafter)(1)(7)	1,879,857
1,950,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(7)	1,915,408
1,875,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(7)	1,858,185
1,840,000	Citigroup, Inc. 6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(7)	1,866,358
865,000	Credit Agricole SA 5.51%, 07/05/2033(1)	870,935
1,520,000	Credit Suisse AG 7.50%, 02/15/2028	1,609,955
	Danske Bank AS
1,435,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(7)	1,297,767
1,685,000	5.38%, 01/12/2024(1)	1,676,166
	Deutsche Bank AG
865,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(7)	783,662
1,570,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(7)	1,378,828
400,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(7)	305,631
900,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	915,587
2,355,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(7)	2,266,960
250,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(7)	254,393

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Commercial Banks - 5.6% - (continued)
	Goldman Sachs Group, Inc.
$ 3,035,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(7)	$ 2,423,332
6,525,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(7)	5,347,724
1,220,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(7)	1,134,100
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(7)	2,862,132
	HSBC Holdings PLC
2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(7)	1,934,328
2,970,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(7)	2,801,625
1,385,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(7)	1,261,165
7,860,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(7)	7,661,801
1,690,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(7)	1,711,458
2,705,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(7)	2,824,074
3,625,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(7)	3,622,170
1,655,000	Huntington National Bank 5.65%, 01/10/2030	1,622,804
2,510,000	Intesa Sanpaolo SpA 6.63%, 06/20/2033(1)	2,519,151
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(7)	22,129
470,000	1.76%, 11/19/2031, (1.76% fixed rate until 11/19/2030; 3 mo. USD Term SOFR + 1.11% thereafter)(7)	370,722
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	1,693,613
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD Term SOFR + 1.21% thereafter)(7)	1,655,944
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(7)	2,104,355
1,920,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(7)	1,853,641
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(7)	1,215,014
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(7)	946,545
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	$ 2,549,364
3,830,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(7)	3,599,152
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	4,598,569
3,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(7)	2,395,738
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(7)	1,709,855
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(7)	972,019
1,060,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(7)	1,048,358
3,425,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(7)	3,385,893
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(7)	756,072
EUR 2,640,000	OTP Bank Nyrt 7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(7)(8)	2,946,233
	Societe Generale SA
$ 8,210,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(7)	7,789,245
1,565,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 1 yr. USD CMT + 2.55% thereafter)(1)(7)	1,588,917
	Standard Chartered PLC
1,645,000	6.30%, 07/06/2034, (6.30% fixed rate until 07/06/2033; 1 yr. USD CMT + 2.58% thereafter)(1)(7)	1,674,698
2,485,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(7)	2,646,674
	UBS Group AG
1,765,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	1,457,060
945,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(7)	905,188
450,000	5.71%, 01/12/2027, (5.71% fixed rate until 01/12/2026; 1 yr. USD CMT + 1.55% thereafter)(1)(7)	449,142
1,265,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(7)	1,283,752
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(7)	5,399,091
	Wells Fargo & Co.
1,450,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(7)	1,223,717

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 1,005,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(7)	$ 868,040
5,913,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(7)	5,058,304
315,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(7)	307,015
1,530,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(7)	1,464,905
1,140,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(7)	1,130,181
7,080,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(7)	7,112,011
		169,920,569
	Commercial Services - 0.9%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,440,052
5,335,000	4.38%, 08/15/2027(1)	5,035,037
2,280,000	5.50%, 08/11/2032(1)	2,203,602
340,000	5.55%, 05/30/2033(1)	330,412
450,000	5.95%, 10/15/2033(1)	448,468
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,735,051
	Howard University
2,000,000	2.70%, 10/01/2029	1,711,939
1,205,000	3.48%, 10/01/2041	890,945
	Service Corp. International
7,045,000	3.38%, 08/15/2030	5,874,033
4,657,000	5.13%, 06/01/2029	4,424,150
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	715,576
		26,809,265
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,571,531
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	516,907
4,965,000	4.38%, 07/15/2030(1)	4,302,023
		9,390,461
	Distribution/Wholesale - 0.0%
1,245,000	LKQ Corp. 5.75%, 06/15/2028(1)	1,237,468
	Diversified Financial Services - 0.7%
735,000	American Express Co. 5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 3 mo. USD SOFR + 1.84% thereafter)(7)	718,610
	Capital One Financial Corp.
860,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(7)	751,058
820,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	706,134
3,290,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(7)	3,154,312
2,025,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(7)	1,969,424
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Diversified Financial Services - 0.7% - (continued)
$ 720,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(7)	$ 698,820
705,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(7)	707,516
895,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 3 mo. USD SOFR + 2.86% thereafter)(7)	902,910
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,300,943
665,000	Intercontinental Exchange, Inc. 4.35%, 06/15/2029	644,628
	Nasdaq, Inc.
1,010,000	5.35%, 06/28/2028	1,011,240
1,420,000	5.55%, 02/15/2034	1,434,039
340,000	6.10%, 06/28/2063	342,739
780,000	OneMain Finance Corp. 6.13%, 03/15/2024	778,002
	Synchrony Financial
1,260,000	2.88%, 10/28/2031	933,179
1,850,000	7.25%, 02/02/2033	1,732,024
		20,785,578
	Electric - 4.0%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	2,944,007
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,555,765
1,335,000	4.15%, 08/15/2044	1,094,426
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031	673,572
1,585,000	4.60%, 05/01/2053	1,340,930
	Cleco Corporate Holdings LLC
1,595,000	3.38%, 09/15/2029	1,351,695
70,000	4.97%, 05/01/2046(4)	57,785
1,500,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	1,034,298
	Dominion Energy, Inc.
397,000	3.38%, 04/01/2030	353,963
6,506,000	5.38%, 11/15/2032	6,513,626
115,000	6.30%, 03/15/2033	121,580
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	491,765
	Duke Energy Corp.
4,405,000	2.55%, 06/15/2031	3,634,282
2,000,000	2.65%, 09/01/2026	1,852,486
1,095,000	3.75%, 09/01/2046	834,417
1,840,000	4.50%, 08/15/2032	1,733,215
895,000	5.00%, 08/15/2052	811,769
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	331,712
1,215,000	3.25%, 10/01/2049	850,513
70,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	70,750
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	664,444
1,035,000	4.38%, 03/30/2044	886,398
	Edison International
1,140,000	5.25%, 11/15/2028	1,122,460
4,465,000	6.95%, 11/15/2029	4,743,627
2,155,000	Electricite de France SA 6.25%, 05/23/2033(1)	2,217,547
3,902,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(7)	3,794,568
2,380,000	Enel Finance International NV 5.00%, 06/15/2032(1)	2,265,070
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	253,930

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Electric - 4.0% - (continued)
	Evergy, Inc.
$ 710,000	2.45%, 09/15/2024	$ 683,079
1,380,000	2.90%, 09/15/2029	1,203,670
	Eversource Energy
3,815,000	5.13%, 05/15/2033	3,761,569
640,000	5.45%, 03/01/2028	648,801
690,000	Florida Power & Light Co. 5.10%, 04/01/2033	697,793
	Georgia Power Co.
410,000	4.30%, 03/15/2042	353,284
1,555,000	4.70%, 05/15/2032	1,500,779
1,240,000	4.95%, 05/17/2033	1,221,018
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,106,250
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,197,826
1,135,000	Kentucky Utilities Co. 5.45%, 04/15/2033	1,156,694
1,135,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	1,159,838
515,000	National Grid PLC 5.60%, 06/12/2028	516,812
	National Rural Utilities Cooperative Finance Corp.
910,000	4.80%, 03/15/2028	901,025
1,425,000	5.80%, 01/15/2033	1,486,489
	NextEra Energy Capital Holdings, Inc.
1,055,000	1.88%, 01/15/2027	946,163
1,330,000	2.25%, 06/01/2030	1,104,541
3,970,000	4.63%, 07/15/2027(9)	3,897,998
890,000	5.00%, 02/28/2030	884,219
1,665,000	5.00%, 07/15/2032	1,632,307
390,000	6.05%, 03/01/2025	392,797
1,895,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,607,502
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	899,667
1,265,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	1,264,122
	Pacific Gas & Electric Co.
4,985,000	2.50%, 02/01/2031	3,934,748
120,000	3.50%, 08/01/2050	77,530
530,000	4.40%, 03/01/2032	462,257
3,380,000	4.55%, 07/01/2030	3,069,465
6,243,000	4.95%, 07/01/2050	4,978,465
820,000	5.25%, 03/01/2052	669,794
2,385,000	5.90%, 06/15/2032	2,310,571
3,740,000	6.10%, 01/15/2029	3,713,159
2,715,000	6.15%, 01/15/2033	2,678,103
5,405,000	6.40%, 06/15/2033	5,428,041
555,000	6.75%, 01/15/2053	554,574
580,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	539,089
	Puget Energy, Inc.
1,835,000	2.38%, 06/15/2028	1,581,046
1,925,000	3.65%, 05/15/2025	1,845,311
887,000	4.10%, 06/15/2030	802,090
	Sempra
1,680,000	3.40%, 02/01/2028	1,556,445
2,290,000	5.40%, 08/01/2026	2,288,639
	Southern California Edison Co.
935,000	5.30%, 03/01/2028	940,346
770,000	5.85%, 11/01/2027	792,423
	Southern Co.
995,000	3.25%, 07/01/2026	939,965
135,000	3.70%, 04/30/2030	123,492
2,300,000	5.20%, 06/15/2033	2,278,098
2,205,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	2,178,327
370,000	Union Electric Co. 4.00%, 04/01/2048	296,961
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Electric - 4.0% - (continued)
$ 1,980,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	$ 1,953,723
1,085,000	Xcel Energy, Inc. 4.60%, 06/01/2032	1,025,338
		120,842,843
	Energy-Alternate Sources - 0.3%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,952,750
1,495,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	1,540,521
2,220,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(8)	2,162,280
		7,655,551
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,982,682
	International Airport Finance SA
3,520,968	12.00%, 03/15/2033(1)	3,347,876
612,765	12.00%, 03/15/2033(8)	582,642
		5,913,200
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
2,935,000	4.28%, 03/15/2032	2,599,600
180,000	5.05%, 03/15/2042	149,721
4,465,000	5.14%, 03/15/2052	3,624,084
660,000	5.39%, 03/15/2062	534,641
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(9)	927,874
1,690,000	3.75%, 12/01/2029(1)	1,475,777
6,310,000	3.88%, 07/15/2030(1)	5,514,467
		14,826,164
	Environmental Control - 0.2%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,333,084
	Food - 0.2%
1,648,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,608,726
600,000	General Mills, Inc. 4.95%, 03/29/2033	592,633
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,690,021
		4,891,380
	Gas - 0.4%
1,920,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,923,160
	NiSource, Inc.
345,000	3.49%, 05/15/2027	325,342
3,243,000	3.60%, 05/01/2030	2,928,128
1,180,000	5.25%, 03/30/2028	1,180,833
3,075,000	5.40%, 06/30/2033	3,097,587
995,000	Piedmont Natural Gas Co., Inc. 5.40%, 06/15/2033	991,299
1,830,000	Southern California Gas Co. 5.20%, 06/01/2033	1,810,853
		12,257,202
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
4,250,000	6.05%, 04/15/2028(1)	4,221,595
2,035,000	6.30%, 02/15/2030(1)	2,028,441
		6,250,036
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	1,964,497
540,000	3.00%, 09/23/2029(1)	475,253
745,000	5.38%, 12/06/2032(1)	752,388
805,000	5.75%, 12/06/2052(1)	841,079
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,486,331

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Healthcare - Products - 0.6% - (continued)
	GE HealthCare Technologies, Inc.
$ 1,135,000	5.86%, 03/15/2030	$ 1,164,095
1,390,000	5.91%, 11/22/2032	1,443,579
	Haleon U.S. Capital LLC
2,735,000	3.38%, 03/24/2029	2,505,694
415,000	3.63%, 03/24/2032	371,494
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	3,927,637
		17,932,047
	Healthcare - Services - 0.8%
	Centene Corp.
1,375,000	2.45%, 07/15/2028	1,183,256
75,000	4.25%, 12/15/2027	70,679
8,035,000	4.63%, 12/15/2029	7,464,756
520,000	CommonSpirit Health 3.35%, 10/01/2029	461,227
	Humana, Inc.
3,425,000	3.70%, 03/23/2029	3,169,009
820,000	5.88%, 03/01/2033	852,798
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	438,470
1,515,000	3.00%, 06/01/2051	1,048,447
325,000	Sutter Health 3.36%, 08/15/2050	227,124
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,212,292
590,000	3.50%, 08/15/2039	490,166
2,540,000	4.00%, 05/15/2029	2,443,614
385,000	4.95%, 05/15/2062	367,349
2,350,000	5.35%, 02/15/2033	2,432,766
315,000	5.88%, 02/15/2053	346,175
430,000	6.05%, 02/15/2063	480,740
		22,688,868
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	709,460
3,847,000	5.75%, 01/15/2028(1)	3,749,829
375,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	373,221
		4,832,510
	Household Products - 0.0%
1,480,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	1,485,256
	Insurance - 0.6%
895,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	902,120
	Athene Global Funding
3,995,000	2.65%, 10/04/2031(1)	3,050,369
4,330,000	2.72%, 01/07/2029(1)	3,606,071
	Corebridge Financial, Inc.
715,000	3.85%, 04/05/2029	654,569
3,520,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 yr. USD CMT + 3.85% thereafter)(7)	3,430,744
4,285,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,627,729
790,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	743,254
1,375,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	1,363,600
1,510,000	Unum Group 4.50%, 12/15/2049	1,162,591
795,000	Willis North America, Inc. 3.60%, 05/15/2024	780,063
		19,321,110
	Internet - 0.6%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	3,980,043
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Internet - 0.6% - (continued)
$ 3,970,000	6.75%, 09/30/2027(1)	$ 3,967,836
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	917,525
6,567,000	5.25%, 12/01/2027(1)	6,271,457
1,570,000	Meta Platforms, Inc. 4.80%, 05/15/2030	1,574,184
		16,711,045
	Iron/Steel - 0.2%
2,890,000	ArcelorMittal SA 6.80%, 11/29/2032	2,983,578
2,470,000	Vale Overseas Ltd. 6.13%, 06/12/2033	2,481,878
		5,465,456
	IT Services - 0.2%
7,491,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,801,828
	Machinery-Diversified - 0.1%
1,985,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,709,443
	Media - 1.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
713,000	3.50%, 03/01/2042	473,779
235,000	4.80%, 03/01/2050	177,821
575,000	5.05%, 03/30/2029	549,737
2,200,000	5.13%, 07/01/2049	1,721,769
4,930,000	6.48%, 10/23/2045	4,594,026
1,060,000	6.83%, 10/23/2055	1,004,369
	Comcast Corp.
2,116,000	2.94%, 11/01/2056	1,360,627
295,000	3.20%, 07/15/2036	242,544
	Cox Communications, Inc.
1,725,000	2.60%, 06/15/2031(1)	1,405,901
662,000	3.15%, 08/15/2024(1)	642,580
	Discovery Communications LLC
1,245,000	3.63%, 05/15/2030	1,095,207
1,395,000	4.00%, 09/15/2055	922,717
281,000	4.13%, 05/15/2029	257,911
1,233,000	5.20%, 09/20/2047	1,012,398
2,781,000	5.30%, 05/15/2049	2,305,395
655,000	6.35%, 06/01/2040	638,188
	Paramount Global
280,000	4.20%, 06/01/2029	249,171
1,885,000	4.20%, 05/19/2032(9)	1,567,288
1,190,000	4.38%, 03/15/2043	823,013
3,710,000	4.95%, 01/15/2031(9)	3,319,922
2,250,000	5.25%, 04/01/2044	1,678,314
	Sirius XM Radio, Inc.
3,860,000	3.13%, 09/01/2026(1)	3,487,356
2,440,000	4.00%, 07/15/2028(1)	2,123,003
620,000	4.13%, 07/01/2030(1)	508,639
1,910,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	2,140,813
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,847,002
		36,149,490
	Mining - 0.2%
4,185,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)(9)	3,461,893
1,845,000	Glencore Funding LLC 5.70%, 05/08/2033(1)	1,827,949
		5,289,842
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
470,000	2.67%, 12/01/2026	424,937

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Office/Business Equipment - 0.3% - (continued)
$ 8,926,000	3.25%, 02/15/2029	$ 7,785,168
950,000	3.57%, 12/01/2031	803,676
		9,013,781
	Oil & Gas - 1.8%
	Aker BP ASA
853,000	2.00%, 07/15/2026(1)	765,292
680,000	3.10%, 07/15/2031(1)	563,482
1,905,000	5.60%, 06/13/2028(1)	1,900,688
2,505,000	6.00%, 06/13/2033(1)	2,515,919
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,060,010
400,000	3.00%, 02/24/2050	275,530
3,260,000	4.81%, 02/13/2033	3,203,588
2,160,000	4.89%, 09/11/2033	2,135,762
495,000	ConocoPhillips Co. 4.03%, 03/15/2062	398,063
	Continental Resources, Inc.
665,000	2.88%, 04/01/2032(1)	515,787
95,000	4.38%, 01/15/2028	89,892
880,000	5.75%, 01/15/2031(1)	849,480
	Diamondback Energy, Inc.
1,875,000	6.25%, 03/15/2033	1,954,013
1,080,000	6.25%, 03/15/2053	1,104,192
	Ecopetrol SA
4,873,000	4.63%, 11/02/2031	3,876,793
6,180,000	8.63%, 01/19/2029	6,357,675
	Energian Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(8)	1,170,602
1,030,000	4.88%, 03/30/2026(8)	961,762
1,180,000	5.88%, 03/30/2031(8)	1,031,037
1,325,000	8.50%, 09/30/2033(8)	1,325,000
1,330,000	EQT Corp. 3.63%, 05/15/2031(1)(9)	1,152,631
	Equinor ASA
890,000	3.63%, 04/06/2040	737,922
930,000	3.70%, 04/06/2050	744,266
	Hess Corp.
276,000	7.13%, 03/15/2033	302,455
1,080,000	7.30%, 08/15/2031	1,188,984
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(8)	2,919,125
1,520,000	Marathon Oil Corp. 6.60%, 10/01/2037	1,564,550
842,000	Occidental Petroleum Corp. 6.45%, 09/15/2036	883,974
	Ovintiv, Inc.
2,367,000	6.25%, 07/15/2033	2,388,529
530,000	6.50%, 08/15/2034	542,623
1,365,000	6.63%, 08/15/2037	1,382,272
	Shell International Finance BV
640,000	2.88%, 11/26/2041	473,379
955,000	3.00%, 11/26/2051	664,787
1,035,000	3.25%, 04/06/2050	756,321
3,720,000	Var Energi ASA 7.50%, 01/15/2028(1)	3,842,728
3,306,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	3,173,760
		54,772,873
	Packaging & Containers - 0.4%
	Ball Corp.
1,390,000	4.00%, 11/15/2023	1,377,691
10,760,000	6.00%, 06/15/2029	10,760,000
		12,137,691
	Pharmaceuticals - 0.2%
1,480,000	Cigna Group 5.40%, 03/15/2033	1,500,918
	CVS Health Corp.
1,105,000	4.13%, 04/01/2040	926,608
2,140,000	5.13%, 02/21/2030	2,126,664
810,000	5.25%, 01/30/2031	809,175
		5,363,365
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Pipelines - 1.1%
$ 965,000	Cheniere Energy Partners LP 5.95%, 06/30/2033(1)	$ 977,999
1,165,000	Enbridge, Inc. 5.70%, 03/08/2033	1,180,743
	Energy Transfer LP
585,000	4.00%, 10/01/2027	551,080
145,000	4.95%, 06/15/2028	141,370
1,040,000	5.25%, 04/15/2029	1,029,891
820,000	5.55%, 02/15/2028	823,242
122,000	6.13%, 12/15/2045	116,507
550,000	6.25%, 04/15/2049	539,616
	EQM Midstream Partners LP
135,000	5.50%, 07/15/2028	129,896
145,000	6.50%, 07/01/2027(1)	144,690
1,452,321	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,171,355
	Greensaif Pipelines Bidco Sarl
2,310,000	6.13%, 02/23/2038(1)	2,374,232
2,550,000	6.51%, 02/23/2042(1)	2,636,081
	MPLX LP
1,695,000	4.95%, 09/01/2032	1,618,994
355,000	4.95%, 03/14/2052	300,245
	ONEOK, Inc.
1,510,000	3.40%, 09/01/2029	1,328,517
550,000	4.35%, 03/15/2029	513,239
1,215,000	5.20%, 07/15/2048	1,044,338
1,500,000	6.10%, 11/15/2032	1,529,571
	Plains All American Pipeline LP/PAA Finance Corp.
2,613,000	3.80%, 09/15/2030	2,338,999
540,000	4.90%, 02/15/2045	438,604
990,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	939,234
	Targa Resources Corp.
280,000	4.20%, 02/01/2033	249,914
705,000	6.13%, 03/15/2033	722,821
1,565,000	6.25%, 07/01/2052	1,541,224
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,065,000	4.00%, 01/15/2032	933,749
320,000	4.88%, 02/01/2031	297,638
1,315,000	TransCanada PipeLines Ltd. 2.50%, 10/12/2031	1,060,197
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	760,764
	Western Midstream Operating LP
505,000	4.50%, 03/01/2028	480,417
225,000	4.75%, 08/15/2028	215,424
1,715,000	6.15%, 04/01/2033	1,739,249
	Williams Cos., Inc.
2,305,000	4.65%, 08/15/2032	2,196,479
1,255,000	5.65%, 03/15/2033	1,274,147
		33,340,466
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
665,000	2.70%, 04/15/2031	548,820
1,280,000	3.65%, 03/15/2027	1,202,239
1,965,000	3.80%, 08/15/2029	1,798,316
3,675,000	American Tower Trust I 5.49%, 03/15/2028(1)	3,676,545
	Crown Castle, Inc.
1,580,000	2.90%, 03/15/2027	1,450,014
210,000	3.80%, 02/15/2028	196,126
4,965,000	4.80%, 09/01/2028	4,835,470
535,000	5.00%, 01/11/2028	527,198
2,885,000	EPR Properties 4.95%, 04/15/2028	2,591,199

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Real Estate Investment Trusts - 0.9% - (continued)
	GLP Capital LP/GLP Financing II, Inc.
$ 625,000	3.25%, 01/15/2032	$ 510,945
720,000	4.00%, 01/15/2031	622,823
2,155,000	5.30%, 01/15/2029	2,055,763
1,155,000	5.75%, 06/01/2028	1,130,425
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,138,375
	VICI Properties LP
3,751,000	4.95%, 02/15/2030	3,548,566
1,080,000	5.13%, 05/15/2032	1,016,622
		27,849,446
	Retail - 0.6%
	AutoZone, Inc.
1,225,000	4.75%, 08/01/2032	1,181,323
500,000	4.75%, 02/01/2033	478,370
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,045,544
3,955,000	5.63%, 01/01/2030(1)	3,650,413
	Gap, Inc.
3,041,000	3.63%, 10/01/2029(1)	2,267,369
5,679,000	3.88%, 10/01/2031(1)	4,070,696
2,965,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	2,847,540
		18,541,255
	Semiconductors - 0.4%
	Broadcom, Inc.
2,062,000	3.14%, 11/15/2035(1)	1,578,538
3,715,000	4.00%, 04/15/2029(1)	3,439,942
	Intel Corp.
1,095,000	3.10%, 02/15/2060	701,858
415,000	4.90%, 08/05/2052	385,137
690,000	5.70%, 02/10/2053	701,677
1,305,000	5.90%, 02/10/2063	1,346,595
	Marvell Technology, Inc.
2,740,000	2.45%, 04/15/2028	2,397,851
400,000	2.95%, 04/15/2031	336,442
345,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	348,598
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	36,963
1,610,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,331,173
		12,604,774
	Software - 1.4%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,127,125
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,422,946
	MSCI, Inc.
2,876,000	3.63%, 11/01/2031(1)	2,469,983
999,000	3.88%, 02/15/2031(1)	886,503
1,100,000	4.00%, 11/15/2029(1)	1,001,680
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	391,369
5,470,000	3.88%, 12/01/2029(1)	4,627,414
4,375,000	6.90%, 12/01/2027(1)	4,470,966
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	256,983
	Oracle Corp.
820,000	2.30%, 03/25/2028	723,101
690,000	2.95%, 04/01/2030	600,458
4,595,000	3.85%, 04/01/2060	3,198,902
40,000	4.00%, 07/15/2046	30,707
780,000	4.00%, 11/15/2047	597,284
900,000	4.10%, 03/25/2061	658,429
105,000	4.13%, 05/15/2045	82,527
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.1% - (continued)
	Software - 1.4% - (continued)
$ 2,915,000	6.15%, 11/09/2029	$ 3,054,603
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,309,613
		41,910,593
	Telecommunications - 0.8%
	AT&T, Inc.
3,145,000	2.55%, 12/01/2033	2,428,097
1,916,000	3.55%, 09/15/2055	1,289,704
177,000	3.65%, 09/15/2059	117,824
1,529,000	3.80%, 12/01/2057	1,062,539
1,120,000	4.50%, 05/15/2035	1,006,636
1,790,000	5.40%, 02/15/2034	1,761,940
4,290,000	Nokia Oyj 4.38%, 06/12/2027	4,050,003
	Rogers Communications, Inc.
1,177,000	3.80%, 03/15/2032	1,022,238
1,420,000	4.55%, 03/15/2052	1,122,817
	T-Mobile USA, Inc.
700,000	2.05%, 02/15/2028	610,145
2,340,000	3.88%, 04/15/2030	2,149,939
2,055,000	5.05%, 07/15/2033	2,009,201
	Verizon Communications, Inc.
1,135,000	2.36%, 03/15/2032	905,395
1,955,000	2.55%, 03/21/2031	1,620,592
372,000	2.99%, 10/30/2056	228,665
1,971,000	4.27%, 01/15/2036	1,758,276
		23,144,011
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,252,886
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,748,953
2,650,000	4.00%, 07/15/2025(1)	2,545,988
1,880,000	4.40%, 07/01/2027(1)	1,781,663
720,000	6.05%, 08/01/2028(1)	721,676
685,000	6.20%, 06/15/2030(1)	691,216
		12,742,382
	Total Corporate Bonds (cost $903,318,400)	$ 848,704,042
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
	Angola - 0.1%
	Angolan Government International Bonds
1,305,000	8.00%, 11/26/2029(8)	$ 1,153,294
805,000	8.75%, 04/14/2032(1)	705,309
1,000,000	8.75%, 04/14/2032(8)	876,160
		2,734,763
	Benin - 0.1%
	Benin Government International Bonds
EUR 3,830,000	4.95%, 01/22/2035(1)	3,069,124
945,000	4.95%, 01/22/2035(8)	757,264
		3,826,388
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 980,000	2.38%, 08/20/2030(1)	818,467
3,010,000	5.00%, 07/15/2032(1)	2,951,305
		3,769,772
	Brazil - 0.5%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	14,039,085
	Chile - 0.0%
EUR 2,245,000	Chile Government International Bonds 1.25%, 01/22/2051	1,283,557

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.8% - (continued)
	Colombia - 0.2%
	Colombia Government International Bonds
$ 3,900,000	5.00%, 06/15/2045	$ 2,803,918
2,740,000	5.20%, 05/15/2049	1,989,432
1,710,000	5.63%, 02/26/2044	1,332,455
		6,125,805
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,020,935
	Ghana - 0.0%
421,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(10)	190,098
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 11,690,000	1.63%, 04/28/2032(8)	9,922,973
$ 320,000	6.75%, 09/25/2052(1)	334,245
		10,257,218
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 7,745,000	1.10%, 03/12/2033	6,284,365
290,000	2.15%, 07/18/2024(8)	312,086
		6,596,451
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	2,536,316
	Mexico - 0.0%
$ 495,000	Mexico Government International Bonds 6.34%, 05/04/2053	504,500
	North Macedonia - 0.3%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(8)	3,850,193
3,615,000	3.68%, 06/03/2026(1)	3,738,979
		7,589,172
	Philippines - 0.2%
	Philippines Government International Bonds
4,820,000	1.20%, 04/28/2033	4,041,257
1,120,000	1.75%, 04/28/2041	811,248
		4,852,505
	Poland - 0.0%
$ 1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,176,389
	Romania - 0.5%
	Romanian Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,588,099
7,915,000	2.75%, 04/14/2041(8)	5,571,544
2,180,000	3.38%, 02/08/2038(8)	1,778,604
3,473,000	4.63%, 04/03/2049(8)	3,120,836
		14,059,083
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
1,750,000	2.00%, 07/09/2039(8)	1,392,105
$ 1,685,000	5.00%, 01/18/2053(1)	1,548,653
		2,940,758
	Total Foreign Government Obligations (cost $107,001,026)	$ 84,502,795
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.5%
	Development - 0.2%
$ 6,115,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 5,915,734
	General - 0.6%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	837,137
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,452,947
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,627,749
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,167,026
		17,084,859
	General Obligation - 0.0%
420,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	424,607
	School District - 0.2%
	Chicago Board of Education, IL, GO
380,000	6.04%, 12/01/2029	374,199
1,145,000	6.14%, 12/01/2039	1,074,986
4,470,000	6.32%, 11/01/2029	4,443,274
		5,892,459
	Transportation - 0.3%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,629,914
7,005,000	5.18%, 11/15/2049	6,416,686
		9,046,600
	Utilities - 0.1%
4,155,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	4,166,237
	Utility - Electric - 0.1%
1,285,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,432,895
	Total Municipal Bonds (cost $47,001,882)	$ 43,963,391
SENIOR FLOATING RATE INTERESTS - 0.0%(11)
	Oil & Gas Services - 0.0%
330,106	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(10)(12)	$ 4,539
	Total Senior Floating Rate Interests (cost $330,135)	$ 4,539
U.S. GOVERNMENT AGENCIES - 46.5%
	Mortgage-Backed Agencies - 46.5%
	Federal Home Loan Mortgage Corp. - 9.2%
36,189	0.00%, 11/15/2036(13)(14)	$ 28,766
6,867,842	0.28%, 01/25/2027(3)(5)	56,963
10,084,249	0.48%, 01/25/2034(3)(5)	350,253
20,743,201	0.60%, 03/25/2027(3)(5)	376,945
5,676,013	0.63%, 10/25/2026(3)(5)	90,246
24,062,832	0.72%, 12/25/2030(3)(5)	994,204
11,995,172	0.75%, 06/25/2027(3)(5)	282,087
5,730,240	0.88%, 11/25/2030(3)(5)	280,217
3,634,216	1.00%, 02/25/2051	2,996,141
10,363,770	1.02%, 10/25/2030(3)(5)	577,934
11,655,777	1.12%, 01/25/2030(3)(5)	657,199
17,002,093	1.12%, 06/25/2030(3)(5)	1,031,418
12,361,537	1.43%, 05/25/2030(3)(5)	945,084
1,016,966	1.50%, 10/01/2051	782,390
2,651,066	1.50%, 11/01/2051	2,038,829
7,727,950	1.57%, 05/25/2030(3)(5)	639,794
647,308	1.75%, 10/15/2042	549,023

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.2% - (continued)
$ 2,788,727	2.00%, 05/01/2036	$ 2,472,927
1,171,772	2.00%, 06/01/2036	1,039,161
507,800	2.00%, 12/01/2040	433,434
3,042,511	2.00%, 05/01/2041	2,582,800
3,453,325	2.00%, 12/01/2041	2,915,776
980,383	2.00%, 07/25/2050	828,052
2,836,699	2.00%, 10/01/2050	2,307,162
2,495,290	2.00%, 02/01/2051	2,046,673
13,128,461	2.00%, 03/01/2051	10,683,164
6,986,599	2.00%, 04/01/2051	5,672,576
2,758,612	2.00%, 05/01/2051	2,266,601
1,133,103	2.00%, 08/01/2051	919,994
1,152,400	2.00%, 11/01/2051	938,692
4,440,916	2.00%, 04/01/2052	3,635,624
6,613,134	2.00%, 06/15/2052(5)	823,391
94,824	2.50%, 12/15/2026(5)	880
307,134	2.50%, 03/15/2028(5)	11,628
236,921	2.50%, 05/15/2028(5)	9,541
1,486,240	2.50%, 05/01/2050	1,271,341
1,838,342	2.50%, 06/01/2050	1,558,557
4,981,538	2.50%, 06/25/2050(5)	714,868
8,043,329	2.50%, 07/01/2050	6,833,194
3,032,127	2.50%, 09/01/2050	2,558,435
3,401,889	2.50%, 11/01/2050	2,886,206
5,532,175	2.50%, 01/25/2051(5)	814,697
1,041,203	2.50%, 02/01/2051	889,870
2,596,824	2.50%, 03/01/2051	2,201,665
1,233,595	2.50%, 05/01/2051	1,045,149
1,605,682	2.50%, 07/01/2051	1,360,290
1,074,187	2.50%, 08/01/2051	910,440
1,922,201	2.50%, 10/01/2051	1,628,757
10,897,540	2.50%, 03/15/2052(5)	1,605,476
3,353,736	2.50%, 03/25/2052	2,940,312
1,407,310	2.50%, 04/01/2052	1,187,877
1,174,689	2.75%, 12/15/2041	1,055,241
378,516	3.00%, 03/15/2028(5)	17,433
335,833	3.00%, 08/01/2029	319,695
206,062	3.00%, 05/15/2032(5)	4,976
3,378,598	3.00%, 10/01/2032	3,172,861
291,836	3.00%, 03/15/2033(5)	25,077
1,376,316	3.00%, 04/01/2033	1,289,891
1,564,081	3.00%, 11/01/2036	1,439,617
1,475,050	3.00%, 01/01/2037	1,357,223
302,000	3.00%, 04/15/2042	257,241
3,499,533	3.00%, 11/01/2046	3,117,826
7,398,579	3.00%, 12/01/2046	6,598,073
1,307,703	3.00%, 07/01/2050	1,151,955
3,637,807	3.00%, 10/01/2051	3,210,470
1,384,060	3.00%, 01/01/2052	1,224,348
1,736,372	3.00%, 05/01/2052	1,531,357
995,000	3.12%, 10/25/2031(3)	881,126
364,826	3.25%, 11/15/2041	333,517
92,262	3.50%, 09/15/2026(5)	3,163
98,055	3.50%, 03/15/2027(5)	2,774
4,356,845	3.50%, 01/15/2033(5)	448,402
716,868	3.50%, 08/01/2034	675,595
663,770	3.50%, 03/15/2041(5)	23,781
1,744,280	3.50%, 01/15/2043(5)	264,433
1,908,832	3.50%, 05/15/2043	1,711,376
4,268,775	3.50%, 08/15/2045	3,882,867
671,931	3.50%, 10/15/2045	602,998
294,881	3.50%, 06/01/2046	273,078
1,841,386	3.50%, 12/15/2046	1,677,252
1,255,304	3.50%, 10/01/2047	1,153,533
621,588	3.50%, 12/01/2047	570,518
1,839,432	3.50%, 01/01/2048	1,690,306
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.2% - (continued)
$ 1,212,702	3.50%, 03/01/2048	$ 1,121,524
100,934	3.50%, 04/01/2048	92,990
474,624	3.50%, 05/01/2048	436,139
933,658	3.50%, 12/01/2048	856,941
277,636	4.00%, 08/01/2025	271,361
72,194	4.00%, 08/15/2026(5)	1,735
247,812	4.00%, 07/15/2027(5)	6,068
414,469	4.00%, 03/15/2028(5)	12,356
118,360	4.00%, 06/15/2028(5)	4,120
417,932	4.00%, 07/15/2030(5)	32,234
1,607,539	4.00%, 05/25/2040(5)	241,462
2,139,142	4.00%, 09/15/2041	2,014,614
709,836	4.00%, 05/01/2042	679,699
232,224	4.00%, 08/01/2042	222,360
305,681	4.00%, 09/01/2042	292,697
89,713	4.00%, 07/01/2044	85,399
294,192	4.00%, 02/01/2046	280,234
756,386	4.00%, 11/01/2047	720,135
118,967	4.00%, 09/01/2048	112,952
4,312,660	4.00%, 04/01/2049	4,088,950
2,167,685	4.00%, 07/01/2049	2,054,424
178,673	4.50%, 02/01/2039	175,913
1,287,679	4.50%, 05/01/2042	1,267,781
338,391	4.50%, 07/01/2042	333,161
197,340	4.50%, 09/01/2044	192,284
711,220	4.75%, 07/15/2039	688,053
422,062	5.00%, 09/15/2033(5)	62,721
68,972	5.00%, 04/01/2038	69,330
197,134	5.00%, 08/01/2039	198,160
127,554	5.00%, 09/01/2039	126,498
176,860	5.00%, 01/01/2040	176,820
65,122	5.00%, 08/01/2040	65,260
3,042	5.00%, 02/01/2041	3,058
87,076	5.00%, 07/01/2041	87,528
138,040	5.00%, 04/01/2044	138,757
3,609,561	5.00%, 03/15/2045(5)	751,366
51,391	5.00%, 03/01/2047	50,569
19,742	5.00%, 11/01/2047	19,518
607,479	5.00%, 02/15/2048(5)	123,104
4,427,879	5.00%, 08/01/2052	4,327,478
55,198,503	5.00%, 09/01/2052	53,958,322
1,797,061	5.00%, 10/01/2052	1,756,551
995,214	5.00%, 11/01/2052	972,436
1,543,059	5.00%, 01/01/2053	1,509,148
2,367,419	5.00%, 03/01/2053	2,312,545
8,269,695	5.00%, 04/01/2053	8,082,488
20,215,095	5.00%, 05/01/2053	19,746,527
17,085	5.50%, 08/15/2033	17,108
329,134	5.50%, 04/15/2036(5)	60,482
3,237	5.50%, 11/01/2037	3,322
15,910	5.50%, 04/01/2038	16,302
15,399	5.50%, 06/01/2038	15,771
820,460	5.50%, 08/01/2038	841,934
43,559	5.50%, 05/01/2040	44,636
174,171	5.50%, 08/01/2040	178,414
200,300	5.50%, 06/01/2041	205,180
1,295,146	5.50%, 10/15/2046(5)	247,780
659,666	5.50%, 12/15/2046(5)	108,489
4,011,959	5.50%, 02/01/2053	3,998,452
3,809	6.00%, 11/01/2032	3,836
49,258	6.00%, 11/01/2033	50,901
36,123	6.00%, 02/01/2034	37,328
55,637	6.00%, 07/01/2034	57,652
15,751	6.00%, 08/01/2034	16,321
23,582	6.00%, 09/01/2034	24,291
13,660	6.00%, 01/01/2035	13,766

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.2% - (continued)
$ 14,290	6.00%, 03/01/2035	$ 14,749
18,194	6.00%, 05/01/2038	18,324
90,109	6.00%, 06/01/2038	91,526
248,138	6.00%, 05/15/2039	255,991
2,433,287	6.00%, 12/01/2052	2,477,114
1,177,347	6.00%, 03/01/2053	1,198,595
197,031	6.50%, 07/15/2036	199,136
2,422,000	7.97%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,464,057
2,220,000	8.32%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	2,272,133
3,377,000	8.42%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,473,263
7,475,000	8.42%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,666,547
785,000	8.57%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	808,385
6,410,000	8.57%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,608,194
1,040,000	8.62%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,070,878
2,890,000	8.77%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,017,267
2,585,000	9.07%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,711,019
4,090,000	9.57%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,366,075
		278,119,694
	Federal National Mortgage Association - 14.8%
37,268	0.00%, 03/25/2036(13)(14)	31,398
360,551	0.00%, 06/25/2036(13)(14)	306,347
540,554	0.00%, 06/25/2041(13)(14)	399,939
100,000	0.00%, 09/25/2041(13)(14)	71,602
766,566	0.10%, 08/25/2044(3)(5)	39,296
959,698	0.14%, 04/25/2055(3)(5)	38,007
821,819	0.25%, 05/25/2046(3)(5)	34,498
8,238,270	0.31%, 01/25/2030(3)(5)	88,463
757,448	0.33%, 06/25/2055(3)(5)	35,636
11,250,275	1.41%, 05/25/2029(3)(5)	569,967
1,946,811	1.50%, 09/01/2051	1,498,051
2,925,538	1.50%, 10/01/2051	2,250,533
1,954,115	1.50%, 11/01/2051	1,503,037
2,677,009	1.50%, 04/01/2052	2,059,065
1,077,477	1.75%, 12/25/2042	929,615
2,894,845	2.00%, 05/01/2036	2,566,849
4,193,860	2.00%, 06/01/2036	3,730,852
3,245,141	2.00%, 08/01/2036	2,877,784
2,085,552	2.00%, 09/01/2036	1,849,217
1,404,234	2.00%, 12/01/2036	1,245,298
689,038	2.00%, 09/25/2039	593,507
2,128,716	2.00%, 09/01/2040	1,820,671
6,654,390	2.00%, 12/01/2040	5,534,760
1,928,682	2.00%, 04/01/2041	1,635,100
639,842	2.00%, 05/01/2041	543,173
4,155,074	2.00%, 10/01/2041	3,511,969
1,609,883	2.00%, 02/01/2042	1,370,913
3,058,231	2.00%, 09/01/2050	2,488,039
6,707,690	2.00%, 12/01/2050	5,457,032
1,439,564	2.00%, 01/01/2051	1,180,729
16,190,739	2.00%, 02/01/2051	13,151,613
26,095,722	2.00%, 03/01/2051	21,176,792
16,278,333	2.00%, 04/01/2051	13,228,963
8,184,800	2.00%, 05/01/2051	6,642,497
877,223	2.00%, 07/01/2051	712,337
91,307	2.00%, 12/01/2051	74,374
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 6,476,456	2.00%, 03/25/2052(5)	$ 819,301
1,350,388	2.25%, 04/01/2033	1,103,582
159,096	2.50%, 06/25/2028(5)	6,319
4,358,425	2.50%, 06/01/2040	3,839,139
166,030	2.50%, 01/01/2043	142,444
1,013,995	2.50%, 02/01/2043	869,945
986,433	2.50%, 03/01/2043	842,743
420,000	2.50%, 03/25/2043	327,668
443,721	2.50%, 04/01/2043	380,685
213,636	2.50%, 06/01/2043	183,173
312,776	2.50%, 08/01/2043	268,365
1,855,393	2.50%, 06/01/2050	1,574,518
333,328	2.50%, 07/01/2050	282,660
3,017,286	2.50%, 09/01/2050	2,565,974
4,800,930	2.50%, 10/01/2050	4,105,862
2,645,493	2.50%, 11/01/2050	2,242,312
1,269,097	2.50%, 12/01/2050	1,076,955
1,812,356	2.50%, 01/01/2051	1,547,409
1,090,783	2.50%, 02/01/2051	925,422
10,783,266	2.50%, 02/25/2051(5)	1,683,248
1,043,829	2.50%, 03/01/2051	885,601
35,485,936	2.50%, 05/01/2051	30,085,315
4,243,626	2.50%, 06/01/2051	3,589,262
2,519,660	2.50%, 07/01/2051	2,138,015
1,618,783	2.50%, 09/01/2051	1,372,558
1,569,770	2.50%, 10/01/2051	1,323,784
22,445,602	2.50%, 11/01/2051	19,182,359
2,454,254	2.50%, 12/01/2051	2,090,086
2,699,233	2.50%, 01/01/2052	2,301,021
4,174,747	2.50%, 03/01/2052	3,538,135
2,424,658	2.50%, 04/01/2052	2,055,438
4,098,927	2.50%, 09/25/2052(5)	639,679
3,476,214	2.50%, 01/01/2057	2,929,812
49,891	2.55%, 07/25/2044	46,923
238,084	3.00%, 02/25/2027(5)	4,248
154,579	3.00%, 09/25/2027(5)	6,081
97,700	3.00%, 12/25/2027(5)	4,450
700,222	3.00%, 01/25/2028(5)	26,245
250,263	3.00%, 01/01/2030	237,910
2,414,147	3.00%, 04/25/2033(5)	158,477
730,034	3.00%, 08/01/2033	685,596
306,110	3.00%, 06/01/2035	283,884
282,441	3.00%, 07/01/2035	261,995
1,764,472	3.00%, 03/01/2037	1,620,538
56,332	3.00%, 10/01/2037	51,672
2,557,291	3.00%, 03/25/2043	2,230,326
3,046,888	3.00%, 04/25/2043(15)	2,715,218
2,768,258	3.00%, 01/25/2045	2,362,573
1,638,416	3.00%, 09/01/2048	1,457,722
1,147,625	3.00%, 08/25/2049	1,026,092
1,303,973	3.00%, 02/01/2050	1,157,457
4,865,276	3.00%, 08/01/2050	4,292,529
1,998,522	3.00%, 10/01/2050	1,758,955
2,752,135	3.00%, 12/01/2050	2,422,233
880,720	3.00%, 04/01/2051	775,096
2,388,119	3.00%, 05/01/2051	2,125,495
3,945,443	3.00%, 08/01/2051	3,473,016
4,673,092	3.00%, 09/01/2051	4,117,335
6,602,528	3.00%, 10/01/2051	5,813,866
7,689,228	3.00%, 11/01/2051	6,750,776
3,574,490	3.00%, 12/01/2051	3,144,010
1,653,416	3.00%, 01/01/2052	1,452,476
5,578,411	3.00%, 01/25/2052(5)	856,108
1,933,865	3.00%, 04/01/2052	1,709,036
2,452,311	3.00%, 05/01/2052	2,162,897
600,000	3.00%, 09/25/2057	463,707

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 316,189	3.38%, 12/01/2029	$ 295,922
403,667	3.50%, 05/25/2027(5)	16,577
291,633	3.50%, 10/25/2027(5)	13,783
318,010	3.50%, 05/25/2030(5)	21,274
120,000	3.50%, 08/25/2030(5)	6,575
164,451	3.50%, 02/25/2031(5)	5,297
2,486,515	3.50%, 08/25/2033(5)	268,059
332,845	3.50%, 09/25/2035(5)	32,455
2,418,511	3.50%, 11/25/2039(5)	221,731
3,559,953	3.50%, 11/25/2042	3,231,544
96,717	3.50%, 09/01/2043	89,658
682,554	3.50%, 10/01/2044	632,557
597,745	3.50%, 02/01/2045	553,335
763,163	3.50%, 01/01/2046	706,041
125,272	3.50%, 02/01/2046	115,880
589,970	3.50%, 03/01/2046	546,171
972,123	3.50%, 09/01/2046	895,419
437,538	3.50%, 10/01/2046	403,694
389,863	3.50%, 10/25/2046(5)	67,866
557,271	3.50%, 11/01/2046	515,459
3,096,386	3.50%, 12/01/2046	2,883,405
968,622	3.50%, 05/01/2047	896,001
2,066,447	3.50%, 09/01/2047	1,899,444
366,262	3.50%, 12/01/2047	338,776
1,045,453	3.50%, 01/01/2048	959,605
312,945	3.50%, 02/01/2048	289,074
500,000	3.50%, 05/25/2048	421,518
1,516,997	3.50%, 07/01/2048	1,403,257
340,209	3.50%, 11/01/2048	312,275
4,139,522	3.50%, 04/01/2052	3,761,400
5,099,465	3.50%, 09/01/2057	4,621,652
2,105,941	3.50%, 05/01/2058	1,908,617
2,586,712	3.50%, 12/25/2058	2,341,581
2,570,000	3.52%, 11/01/2032	2,346,372
60,715	4.00%, 06/01/2025	59,203
393,425	4.00%, 05/25/2027(5)	13,076
557,806	4.00%, 04/01/2038	535,043
1,036,837	4.00%, 10/01/2040	991,683
383,660	4.00%, 11/01/2040	366,945
424,370	4.00%, 12/01/2040	405,925
139,655	4.00%, 02/01/2041	131,760
421,258	4.00%, 03/01/2041	402,900
1,214,367	4.00%, 06/01/2041	1,148,779
158,997	4.00%, 03/25/2042(5)	19,733
142,378	4.00%, 08/01/2042	136,142
376,453	4.00%, 09/01/2042	360,044
93,428	4.00%, 11/25/2042(5)	9,534
176,906	4.00%, 11/25/2043	167,510
47,682	4.00%, 06/01/2044	45,392
6,461	4.00%, 08/01/2044	6,151
58,681	4.00%, 10/01/2044	55,808
88,832	4.00%, 11/01/2044	84,555
55,990	4.00%, 03/01/2045	53,271
80,906	4.00%, 05/01/2045	76,927
507,924	4.00%, 07/01/2045	484,371
318,998	4.00%, 05/01/2046	303,431
459,282	4.00%, 06/01/2046	435,787
527,977	4.00%, 04/01/2047	503,309
961,849	4.00%, 10/01/2047	912,270
989,122	4.00%, 11/01/2047	939,786
5,137,128	4.00%, 06/01/2048	4,875,398
702,164	4.00%, 09/01/2048	665,889
5,991,288	4.00%, 10/01/2048	5,681,831
2,055,700	4.00%, 01/01/2049	1,949,503
5,600,042	4.00%, 04/01/2049	5,292,854
936,528	4.00%, 05/01/2049	888,836
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 3,920,894	4.00%, 04/01/2050	$ 3,718,328
1,735,511	4.00%, 08/01/2051	1,640,694
2,451,775	4.00%, 06/01/2052	2,295,660
2,011,524	4.03%, 06/01/2028	1,943,057
2,550,000	4.19%, 04/01/2028	2,472,751
1,068,000	4.21%, 03/01/2033	1,029,921
952,786	4.37%, 05/01/2028	934,147
1,740,000	4.41%, 04/01/2030	1,703,944
2,380,890	4.46%, 05/01/2028	2,343,501
28,714	4.50%, 08/01/2024	28,335
2,212	4.50%, 04/01/2025	2,182
47,634	4.50%, 07/25/2027(5)	886
1,320,000	4.50%, 04/01/2033	1,303,089
272,241	4.50%, 09/01/2035	266,468
2,091,111	4.50%, 12/01/2037	2,063,541
67,940	4.50%, 08/01/2040	66,811
754,736	4.50%, 10/01/2040	742,201
35,545	4.50%, 08/01/2041	34,954
8,375	4.50%, 09/01/2041	8,236
365,438	4.50%, 10/01/2041	359,369
1,506,186	4.50%, 08/25/2043(5)	298,075
314,461	4.50%, 09/01/2043	309,239
759,328	4.50%, 04/01/2049	739,421
2,278,845	4.50%, 01/01/2051	2,221,560
4,408,348	4.50%, 03/01/2053	4,220,383
1,215,047	4.51%, 05/01/2033	1,198,644
760,000	4.75%, 04/01/2028	757,110
81,244	5.00%, 04/25/2038	78,437
1,336,112	5.00%, 12/25/2043(5)	255,689
48,982,893	5.00%, 09/01/2052	47,848,643
15,346,801	5.00%, 10/01/2052	15,011,604
946,938	5.00%, 11/01/2052	925,340
59,393	5.00%, 12/01/2052	58,018
10,671,612	5.00%, 01/01/2053	10,426,606
2,513,401	5.00%, 02/01/2053	2,455,686
55,345	5.50%, 06/01/2033	56,515
229,662	5.50%, 07/01/2033	233,113
14,154	5.50%, 08/01/2033	14,438
824,594	5.50%, 11/01/2035	842,795
187,330	5.50%, 04/01/2036	191,766
168,204	5.50%, 04/25/2037	169,654
1,452,451	5.50%, 11/25/2040(5)	201,069
394,210	5.50%, 06/25/2042(5)	82,183
699,307	5.50%, 09/25/2044(5)	131,323
2,593,849	5.50%, 10/01/2052	2,585,116
4,252,114	5.50%, 11/01/2052	4,236,953
7,871,631	5.50%, 12/01/2052	7,845,129
4,272,413	5.50%, 06/01/2053	4,245,897
27,628	5.54%, 05/25/2042(3)(5)	2,098
5,328	6.00%, 11/01/2031	5,359
76,962	6.00%, 12/01/2032	77,800
75,920	6.00%, 03/01/2033	77,882
164,542	6.00%, 02/01/2037	170,314
133,681	6.00%, 12/01/2037	137,829
78,783	6.00%, 03/01/2038	81,485
38,485	6.00%, 10/01/2038	39,821
1,026,537	6.00%, 01/25/2042(5)	96,551
2,475,386	6.00%, 05/01/2053	2,523,013
1,468	7.50%, 12/01/2029	1,465
6,025	7.50%, 03/01/2030	6,187
8,805	7.50%, 09/01/2031	8,778
		448,674,637
	Government National Mortgage Association - 8.2%
621,838	1.25%, 05/20/2051	477,175
4,505,689	2.00%, 10/20/2050	3,793,006
2,519,740	2.00%, 08/20/2051	2,100,471

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 8.2% - (continued)
$ 13,205,000	2.00%, 08/21/2053(16)	$ 11,052,998
548,176	2.14%, 04/20/2040	441,153
408,326	2.50%, 12/16/2039	371,321
859,731	2.50%, 07/20/2041	757,633
3,351,992	2.50%, 09/20/2051	2,893,788
11,146,802	2.50%, 10/20/2051	9,620,061
33,220,000	2.50%, 08/21/2053(16)	28,653,548
199,109	3.00%, 09/20/2028(5)	7,978
3,542,937	3.00%, 05/20/2035(5)	213,188
305,335	3.00%, 09/16/2042	246,853
428,876	3.00%, 09/20/2042	359,162
69,651	3.00%, 11/15/2042	62,920
296,589	3.00%, 02/16/2043(5)	36,562
72,785	3.00%, 06/15/2043	65,694
13,576	3.00%, 07/15/2043	12,263
3,484,067	3.00%, 01/16/2044	3,095,776
40,087	3.00%, 10/15/2044	36,045
44,828	3.00%, 02/15/2045	39,980
31,886	3.00%, 03/15/2045	28,486
123,091	3.00%, 04/15/2045	109,968
300,804	3.00%, 04/20/2045	266,958
30,313	3.00%, 06/15/2045	27,331
840,826	3.00%, 07/15/2045	751,147
14,425	3.00%, 08/15/2045	12,887
37,457	3.00%, 11/20/2045	34,092
169,000	3.00%, 02/20/2046	140,399
13,339,197	3.00%, 04/20/2051	11,946,759
3,883,631	3.00%, 08/20/2051	3,471,252
4,924,807	3.00%, 09/20/2051	4,402,116
3,379,726	3.00%, 10/20/2051	3,019,998
11,466,740	3.00%, 12/20/2051	10,231,624
2,554,731	3.00%, 02/20/2052	2,293,668
463,870	3.00%, 04/20/2052	413,020
2,858,411	3.00%, 12/20/2052	2,550,627
1,851,000	3.00%, 08/21/2053(16)	1,648,475
74,538	3.50%, 02/16/2027(5)	2,458
212,063	3.50%, 03/20/2027(5)	8,024
162,259	3.50%, 07/20/2040(5)	4,881
193,865	3.50%, 02/20/2041(5)	4,729
591,767	3.50%, 04/20/2042(5)	26,958
193,008	3.50%, 05/15/2042	179,844
1,607,881	3.50%, 10/20/2042(5)	258,497
511,253	3.50%, 12/15/2042	478,500
440,467	3.50%, 03/15/2043	412,373
563,208	3.50%, 04/15/2043	527,278
1,041,112	3.50%, 05/15/2043	974,532
148,508	3.50%, 05/20/2043(5)	23,423
537,868	3.50%, 07/20/2043(5)	70,075
2,009,639	3.50%, 06/20/2046	1,876,239
2,029,248	3.50%, 02/20/2047	1,891,658
282,838	3.50%, 07/20/2047	263,699
2,222,778	3.50%, 08/20/2047	2,066,483
78,981	3.50%, 09/20/2047	73,428
97,408	3.50%, 10/20/2047	90,732
463,163	3.50%, 11/20/2047	431,188
418,554	3.50%, 03/20/2048	389,711
1,613,576	3.50%, 07/20/2049	1,497,013
1,025,105	3.50%, 03/20/2052	955,658
39,113,000	3.50%, 08/21/2053	35,935,069
1,252,356	3.88%, 08/15/2042	1,196,792
179,734	4.00%, 04/16/2026(5)	3,640
43,257	4.00%, 12/16/2026(5)	1,021
636,649	4.00%, 05/20/2029(5)	21,098
717,503	4.00%, 09/20/2040	693,772
120,247	4.00%, 10/20/2040	115,577
322,656	4.00%, 12/20/2040	312,047
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 8.2% - (continued)
$ 64,859	4.00%, 02/15/2041	$ 62,084
122,207	4.00%, 05/16/2042(5)	13,034
2,126,184	4.00%, 09/16/2042(5)	422,903
304,450	4.00%, 03/20/2043(5)	54,221
111,315	4.00%, 01/20/2044(5)	21,073
1,674,659	4.00%, 02/20/2045	1,612,839
1,283,150	4.00%, 08/20/2045	1,234,657
902,136	4.00%, 03/20/2047(5)	133,560
418,786	4.00%, 11/20/2047	396,982
1,147,127	4.00%, 03/20/2048	1,087,655
4,525,877	4.00%, 07/20/2048	4,318,876
7,375,000	4.00%, 08/21/2053(16)	6,950,073
13,123	4.50%, 07/15/2033	12,813
26,522	4.50%, 05/15/2040	26,103
214,334	4.50%, 06/15/2041	209,955
19,056	4.50%, 09/20/2041	18,860
9,755	4.50%, 05/20/2044	9,637
511,021	4.50%, 06/20/2044	504,831
430,944	4.50%, 10/20/2044	425,721
427,488	4.50%, 04/20/2045(5)	83,572
737,490	4.50%, 05/20/2045(5)	143,764
2,383,026	4.50%, 08/20/2045(5)	453,610
354,326	4.50%, 01/20/2046	350,043
1,458,850	4.50%, 12/16/2046(5)	210,596
1,347,298	4.50%, 01/20/2047(5)	155,429
1,590,846	4.50%, 05/20/2048(5)	254,407
1,232,224	4.50%, 08/20/2049	1,194,618
2,025,712	4.50%, 09/20/2049	1,969,198
14,100,000	4.50%, 08/21/2053(16)	13,565,742
58,157	5.00%, 05/20/2034	58,607
20,803	5.00%, 07/15/2039	20,818
1,129,668	5.00%, 02/16/2040(5)	232,027
192,979	5.00%, 05/20/2040(5)	39,113
309,608	5.00%, 06/15/2041	313,547
410,018	5.00%, 10/16/2041(5)	64,349
434,889	5.00%, 03/15/2044	440,592
705,921	5.00%, 06/20/2046(5)	114,068
242,558	5.00%, 01/16/2047(5)	48,792
178,232	5.00%, 09/16/2047(5)	35,748
212,036	5.00%, 06/20/2048(5)	39,326
4,929,979	5.00%, 06/15/2052	4,844,829
190,057	5.00%, 07/15/2052	186,774
47,660,000	5.00%, 08/21/2053(16)	46,703,077
192,862	5.50%, 05/15/2033	193,276
11,952	5.50%, 06/15/2035	11,997
19,189	5.50%, 04/15/2038	19,223
165,987	5.50%, 05/20/2038	165,289
685,876	5.50%, 03/20/2039(5)	119,021
781,950	5.50%, 02/16/2047(5)	129,965
400,230	5.50%, 02/20/2047(5)	69,811
1,000,000	5.50%, 08/21/2053	997,976
612,673	5.88%, 07/20/2039(3)(5)	44,041
23,665	6.00%, 11/15/2032	23,832
68,098	6.00%, 02/15/2033	68,551
8,738	6.00%, 07/15/2033	8,796
13,645	6.00%, 10/15/2034	13,735
118,713	6.00%, 03/15/2036	120,513
1,617	6.00%, 05/15/2036	1,660
65,866	6.00%, 08/15/2039	66,304
5,236	6.00%, 09/15/2039	5,271
10,215	6.00%, 06/15/2040	10,283
914,288	6.00%, 09/20/2040(5)	170,904
800,239	6.00%, 02/20/2046(5)	158,062
5,096	6.50%, 09/15/2028	5,184
462	6.50%, 10/15/2028	470
2,900	6.50%, 12/15/2028	2,951

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 8.2% - (continued)
$ 15,549	6.50%, 05/15/2029	$ 15,820
3,532	6.50%, 08/15/2031	3,592
1,288	6.50%, 09/15/2031	1,311
5,807	6.50%, 10/15/2031	5,908
63,724	6.50%, 11/15/2031	64,837
17,616	6.50%, 01/15/2032	17,956
3,793	6.50%, 03/15/2032	3,860
3,559	6.50%, 04/15/2032	3,621
		248,035,322
	Uniform Mortgage-Backed Security - 14.3%
625,000	1.50%, 08/14/2053(16)	480,371
9,200,000	2.00%, 08/17/2038(16)	8,133,265
90,779,000	2.00%, 08/14/2053(16)	73,530,990
6,685,000	2.50%, 08/17/2038(16)	6,070,163
8,710,000	3.00%, 08/17/2038(16)	8,107,105
18,200,000	3.00%, 08/14/2053(16)	15,924,289
3,605,000	3.50%, 08/17/2038(16)	3,419,637
2,610,000	4.00%, 08/17/2038(16)	2,516,624
57,423,000	4.50%, 08/17/2038(16)	56,274,540
77,723,000	4.50%, 08/14/2053(16)	74,413,700
159,108,000	5.50%, 08/14/2053(16)	158,040,135
26,405,000	6.00%, 08/14/2053(16)	26,557,654
		433,468,473
	Total U.S. Government Agencies (cost $1,466,120,368)	$ 1,408,298,126
U.S. GOVERNMENT SECURITIES - 14.4%
	U.S. Treasury Securities - 14.4%
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	$ 611,694
	U.S. Treasury Bonds - 11.9%
100,845,000	1.25%, 05/15/2050	54,838,408
23,005,000	1.38%, 08/15/2050	12,935,819
5,160,000	2.50%, 02/15/2045	3,892,373
18,100,000	2.50%, 02/15/2046(17)	13,546,719
23,034,000	2.88%, 11/15/2046	18,455,992
6,035,000	3.00%, 05/15/2045	4,966,381
12,500,000	3.00%, 02/15/2047	10,235,352
17,840,000	3.00%, 02/15/2048	14,600,925
58,725,000	3.00%, 08/15/2052(17)(18)	48,418,304
11,885,000	3.13%, 02/15/2043	10,125,927
55,100,000	3.13%, 08/15/2044(19)	46,522,910
22,900,000	3.13%, 05/15/2048	19,177,856
16,225,000	3.38%, 08/15/2042	14,409,828
63,465,000	3.38%, 05/15/2044	55,821,930
14,320,000	3.63%, 05/15/2053	13,348,925
19,765,000	4.00%, 11/15/2042	19,221,462
		360,519,111
	U.S. Treasury Inflation-Protected Bonds - 1.2%
7,783,492	0.13%, 02/15/2052(20)	4,967,450
46,059,790	0.25%, 02/15/2050(20)	31,051,675
		36,019,125
	U.S. Treasury Inflation-Protected Notes - 0.8%
26,694,962	0.75%, 07/15/2028(20)	25,374,552
	U.S. Treasury Notes - 0.5%
15,025,000	3.38%, 05/15/2033	14,320,703
	Total U.S. Government Securities (cost $548,826,780)	$ 436,845,185
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(6)		$ —
	Total Common Stocks (cost $117,242)		$ —
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 6.59%(21)		$ 363,006
	Total Preferred Stocks (cost $332,990)		$ 363,006
	Total Long-Term Investments (cost $3,810,971,091)		$ 3,501,498,252
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
$ 20,067,834	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $20,070,777; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $20,469,220		$ 20,067,834
	Securities Lending Collateral - 0.2%
1,088,737	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(22)		1,088,737
3,629,125	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(22)		3,629,125
1,088,738	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(22)		1,088,738
1,088,738	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(22)		1,088,738
			6,895,338
	Total Short-Term Investments (cost $26,963,172)		$ 26,963,172
	Total Investments Excluding Purchased Options (cost $3,837,934,263)	116.6%	$ 3,528,461,424
	Total Purchased Options (cost $441,750)	0.0%	$ 427,025
	Total Investments (cost $3,838,376,013)	116.6%	$ 3,528,888,449
	Other Assets and Liabilities	(16.6)%	(501,539,501)
	Total Net Assets	100.0%	$ 3,027,348,948
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $880,943,304, representing 29.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Investment valued using significant unobservable inputs.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $44,370,056, representing 1.5% of net assets.
(9)	Represents entire or partial securities on loan.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $14,659,783.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2023, the market value of securities pledged was $1,364,535.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2023, the market value of securities pledged was $9,287,695.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(22)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	3,875,000	$ 179,714	$ 220,875	$ (41,161)
Put
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	3,875,000	$ 247,311	$ 220,875	$ 26,436
Total purchased OTC swaption contracts							$ 427,025	$ 441,750	$ (14,725)

*	Swaptions with forward premiums.

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 5-Years Bond Future	1,332	09/20/2023	$ 110,103,515	$ (496,329)
Long Gilt Future	231	09/27/2023	28,498,096	(222,570)
U.S. Treasury 2-Year Note Future	2,326	09/29/2023	472,250,687	(1,353,506)
U.S. Treasury 5-Year Note Future	3,168	09/29/2023	338,406,752	(6,222,294)
U.S. Treasury 10-Year Ultra Future	114	09/20/2023	13,336,219	(318,206)
U.S. Treasury Long Bond Future	22	09/20/2023	2,737,625	(96,980)
Total				$ (8,709,885)
Short position contracts:
Euro BUXL 30-Year Bond Future	366	09/07/2023	$ 54,157,299	$ 561,815
Euro-BOBL Future	411	09/07/2023	52,370,072	370,138
Euro-BUND Future	269	09/07/2023	39,336,825	298,902
U.S. Treasury 10-Year Note Future	1,429	09/20/2023	159,199,531	(1,114,225)
U.S. Treasury Ultra Bond Future	554	09/20/2023	73,249,188	262,443
Total				$ 379,073
Total futures contracts				$ (8,330,812)

TBA Sale Commitments Outstanding at July 31, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$ 9,450,000	08/21/2053	$ (8,416,037)	$ 20,303
Uniform Mortgage-Backed Security, 2.50%(1)	49,289,000	08/14/2053	(41,537,535)	(376,241)
Uniform Mortgage-Backed Security, 3.00%(1)	43,185,000	08/14/2053	(37,785,188)	(382,829)
Uniform Mortgage-Backed Security, 3.50%	47,557,000	08/14/2053	(43,102,246)	(525,754)
Uniform Mortgage-Backed Security, 4.00%	23,331,000	08/14/2053	(21,778,942)	(221,699)
Uniform Mortgage-Backed Security, 5.00%	84,920,000	08/14/2053	(82,956,225)	(491,224)
Total TBA sale commitments (proceeds receivable $233,598,729)			$ (235,576,173)	$ (1,977,444)
At July 31, 2023, the aggregate market value of TBA Sale Commitments represents (7.8)% of total net assets.

(1)	At July 31, 2023, the counterparty had deposited in a segregated account securities with a value of $94,000 in connection with TBA Sale Commitments.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	49,340,000	(1.00%)		12/20/2027		Quarterly		$ 2,833,219		$ —		$ 1,508,129		$ (1,325,090)
Sell protection:
CDX.NA.HY.S40.V1	USD	10,490,000	5.00%		06/20/2028		Quarterly		$ 177,817		$ —		$ 438,570		$ 260,753
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	9,715,000	(1.00%)		06/20/2027		Quarterly		$ 423,490		$ —		$ 54,316		$ (369,174)
Brazil Republic	USD	16,230,000	(1.00%)		06/20/2028		Quarterly		807,122		—		422,369		(384,753)
Total									$ 1,230,612		$ —		$ 476,685		$ (753,927)
Total centrally cleared credit default swap contracts										$ 4,241,648		$ —		$ 2,423,384		$ (1,818,264)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.16% Fixed	12 Mo. USD SOFR	USD	460,000	04/22/2036	Annual	$ —	$ —	$ 8,099	$ 8,099
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(74,892)	4,427,273	4,502,165
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,598	—	1,315,542	1,305,944
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	86,864	—	745,366	658,502
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(85,494)	190,849	276,343
Total centrally cleared interest rate swaps contracts						$ 96,462	$ (160,386)	$ 6,687,129	$ 6,751,053

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
13,067,152	USD	64,915,000	BRL	GSC	09/20/2023	$ (541,054)
1,300,203	USD	1,172,731	EUR	DEUT	08/31/2023	8,685
2,993,034	USD	2,745,000	EUR	SCB	09/20/2023	(32,739)
50,524,108	USD	46,882,000	EUR	DEUT	09/20/2023	(1,153,230)
Total foreign currency contracts						$ (1,718,338)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 678,817,168	$ —	$ 676,165,678	$ 2,651,490
Corporate Bonds	848,704,042	—	848,704,042	—
Foreign Government Obligations	84,502,795	—	84,502,795	—
Municipal Bonds	43,963,391	—	43,963,391	—
Senior Floating Rate Interests	4,539	—	4,539	—
U.S. Government Agencies	1,408,298,126	—	1,408,298,126	—
U.S. Government Securities	436,845,185	—	436,845,185	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	363,006	363,006	—	—
Short-Term Investments	26,963,172	6,895,338	20,067,834	—
Purchased Options	427,025	—	427,025	—
Foreign Currency Contracts(2)	8,685	—	8,685	—
Futures Contracts(2)	1,493,298	1,493,298	—	—
Swaps - Credit Default(2)	260,753	—	260,753	—
Swaps - Interest Rate(2)	6,751,053	—	6,751,053	—
Total	$ 3,537,402,238	$ 8,751,642	$ 3,525,999,106	$ 2,651,490
Liabilities
Foreign Currency Contracts(2)	$ (1,727,023)	$ —	$ (1,727,023)	$ —
Futures Contracts(2)	(9,824,110)	(9,824,110)	—	—
Swaps - Credit Default(2)	(2,079,017)	—	(2,079,017)	—
TBA Sale Commitments	(235,576,173)	—	(235,576,173)	—
Total	$ (249,206,323)	$ (9,824,110)	$ (239,382,213)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
241

The Hartford World Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%
	Bermuda - 0.6%
	Bellemeade RE Ltd.
$ 100,753	6.82%, 03/25/2031, 30 day USD SOFR Average + 1.75%(1)(2)	$ 100,813
2,000,000	8.22%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	1,951,617
2,315,000	8.77%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,295,855
1,500,000	9.07%, 09/27/2032, 30 day USD SOFR Average + 4.00%(1)(2)	1,532,788
2,430,000	10.26%, 10/25/2030, 1 mo. USD LIBOR + 4.85%(1)(2)	2,535,652
1,145,000	10.41%, 06/25/2030, 1 mo. USD LIBOR + 5.00%(1)(2)	1,175,095
2,750,000	Home RE Ltd. 7.92%, 10/25/2034, 30 day USD SOFR Average + 2.85%(1)(2)	2,769,511
735,000	PFP Ltd. 7.47%, 04/16/2028, 1 mo. USD Term SOFR + 2.36%(1)(2)	731,325
	Radnor RE Ltd.
3,135,000	8.82%, 09/25/2032, 30 day USD SOFR Average + 3.75%(1)(2)	3,169,270
2,780,000	11.82%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,948,063
2,930,111	RR 24 Ltd. 7.71%, 01/15/2032, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,941,266
		22,151,255
	Canada - 0.1%
3,010,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,950,032
	Cayman Islands - 2.5%
1,750,000	37 Capital CLO III 7.12%, 04/15/2036, 3 mo. USD Term SOFR + 2.05%(1)(2)	1,750,000
3,150,000	720 East CLO Ltd. 6.98%, 04/15/2036, 3 mo. USD Term SOFR + 2.10%(1)(2)	3,149,685
2,750,000	AB BSL CLO 2 Ltd. 6.67%, 04/15/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	2,695,283
2,125,000	Apidos CLO XII 8.17%, 04/15/2031, 3 mo. USD Term SOFR + 2.86%(1)(2)	1,980,283
2,625,000	Apidos CLO XXXII 6.91%, 01/20/2033, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,618,957
1,500,000	Ares LXIV CLO Ltd. 6.75%, 04/15/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,480,659
1,285,000	Ares XXXIV CLO Ltd. 7.17%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,255,440
500,000	Atrium IX 9.06%, 05/28/2030, 3 mo. USD LIBOR + 3.60%(1)(2)	483,336
1,000,000	Ballyrock CLO 18 Ltd. 7.22%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	971,248
1,685,000	Barings CLO Ltd. 7.40%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,685,942
480,000	BDS Ltd. 7.64%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	457,919
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	Cayman Islands - 2.5% - (continued)
$ 1,685,000	Benefit Street Partners CLO XIX Ltd. 12.59%, 01/15/2033, 3 mo. USD Term SOFR + 7.28%(1)(2)	$ 1,605,859
2,000,000	Benefit Street Partners CLO XXII Ltd. 6.68%, 04/20/2035, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,964,848
500,000	Carlyle C17 CLO Ltd. 8.43%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	465,527
890,000	Cent CLO 21 Ltd. 8.82%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	781,527
940,000	Dryden 36 Senior Loan Fund 12.45%, 04/15/2029, 3 mo. USD Term SOFR + 7.14%(1)(2)	845,906
1,500,000	Elmwood CLO 21 Ltd. 7.58%, 11/20/2035, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,502,107
2,120,000	Elmwood CLO 22 Ltd. 7.78%, 04/17/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	2,129,476
1,280,000	Flatiron CLO 20 Ltd. 7.13%, 11/20/2033, 3 mo. USD LIBOR + 1.75%(1)(2)	1,266,016
770,000	Greystone CRE Notes Ltd. 7.34%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	719,267
1,500,000	Harriman Park CLO Ltd. 8.69%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,464,357
1,950,000	Hayfin U.S. XII Ltd. 9.75%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	1,867,131
1,349,039	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,163,527
2,115,470	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,650,054
500,000	Jay Park CLO Ltd. 10.79%, 10/20/2027, 3 mo. USD Term SOFR + 5.46%(1)(2)	468,612
1,305,400	KKR CLO 32 Ltd. 12.72%, 01/15/2032, 3 mo. USD Term SOFR + 7.41%(1)(2)	1,237,480
900,000	LCM XVIII LP 9.02%, 07/15/2027, 3 mo. USD Term SOFR + 3.71%(1)(2)	901,363
2,240,000	LCM XX LP 7.54%, 10/20/2027, 3 mo. USD Term SOFR + 2.21%(1)(2)	2,217,284
3,000,000	Madison Park Funding XIII Ltd. 7.48%, 04/19/2030, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,961,777
430,000	Magnetite XV Ltd. 8.36%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	415,878
2,775,000	Magnetite XXV Ltd. 8.91%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,743,126
2,015,000	Magnetite XXXIV Ltd. 7.03%, 04/20/2036, 3 mo. USD Term SOFR + 1.87%(1)(2)	2,013,062
750,000	Neuberger Berman Loan Advisers CLO 39 Ltd. 12.79%, 01/20/2032, 3 mo. USD Term SOFR + 7.46%(1)(2)	735,393

242

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	Cayman Islands - 2.5% - (continued)
$ 2,250,000	Neuberger Berman Loan Advisers CLO 49 Ltd. 6.77%, 07/25/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	$ 2,226,274
	OCP CLO Ltd.
2,130,000	8.61%, 04/24/2029, 3 mo. USD Term SOFR + 3.26%(1)(2)	2,124,402
750,000	9.32%, 01/17/2032, 3 mo. USD Term SOFR + 4.01%(1)(2)	736,272
1,000,000	13.20%, 10/09/2033, 3 mo. USD Term SOFR + 7.92%(1)(2)	996,423
2,240,000	Octagon 66 Ltd. 7.01%, 08/16/2033, 3 mo. USD Term SOFR + 1.94%(1)(2)	2,244,467
2,560,000	Octagon 67 Ltd. 7.87%, 04/25/2036, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,575,066
2,765,000	Octagon Investment Partners 28 Ltd. 7.86%, 10/24/2030, 3 mo. USD Term SOFR + 2.51%(1)(2)	2,720,561
970,000	Octagon Investment Partners XXI Ltd. 12.32%, 02/14/2031, 3 mo. USD LIBOR + 7.00%(1)(2)	875,071
1,500,000	OZLM XVIII Ltd. 7.42%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,453,557
1,370,000	Palmer Square CLO Ltd. 7.93%, 01/20/2036, 3 mo. USD Term SOFR + 2.60%(1)(2)	1,380,368
	Palmer Square Loan Funding Ltd.
1,500,000	7.00%, 11/25/2028, 3 mo. USD LIBOR + 1.60%(1)(2)	1,493,349
2,190,000	7.28%, 02/20/2028, 3 mo. USD LIBOR + 1.90%(1)(2)	2,181,608
1,110,000	7.78%, 05/20/2029, 3 mo. USD LIBOR + 2.40%(1)(2)	1,075,332
750,000	7.88%, 02/20/2028, 3 mo. USD LIBOR + 2.50%(1)(2)	746,101
1,100,000	8.10%, 07/24/2031, 3 mo. USD Term SOFR + 2.75%(1)(2)	1,099,518
2,495,000	8.41%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,437,378
1,155,000	Race Point VIII CLO Ltd. 8.88%, 02/20/2030, 3 mo. USD LIBOR + 3.50%(1)(2)	1,058,643
500,000	Regatta XVII Funding Ltd. 13.18%, 10/15/2033, 3 mo. USD Term SOFR + 7.87%(1)(2)	476,687
984,864	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	835,322
1,875,000	Sixth Street CLO XXII Ltd. 7.78%, 04/22/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	1,884,744
1,500,000	Sound Point CLO II Ltd. 7.46%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,410,277
835,000	Sound Point CLO V-R Ltd. 8.67%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	721,233
1,350,000	Sound Point CLO XXXIII Ltd. 7.25%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,287,895
3,300,000	Stratus CLO Ltd. 7.49%, 12/28/2029, 3 mo. USD LIBOR + 1.90%(1)(2)	3,230,218
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	Cayman Islands - 2.5% - (continued)
$ 1,000,000	Symphony CLO XXII Ltd. 7.72%, 04/18/2033, 3 mo. USD Term SOFR + 2.41%(1)(2)	$ 978,816
1,000,000	TCI-Flatiron CLO Ltd. 11.56%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	927,890
683,209	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	590,983
		89,416,784
	Jersey - 0.3%
2,440,000	Apidos CLO XLII Ltd. 7.53%, 01/20/2036, 3 mo. USD Term SOFR + 2.20%(1)(2)	2,460,272
2,910,000	Bain Capital Credit CLO Ltd. 7.49%, 07/24/2036, 3 mo. USD Term SOFR + 2.70%(1)(2)	2,910,247
1,800,000	Ballyrock CLO 23 Ltd. 8.19%, 04/25/2036, 3 mo. USD Term SOFR + 3.20%(1)(2)	1,801,139
1,250,000	Benefit Street Partners CLO XXIX 8.45%, 01/25/2036, 3 mo. USD Term SOFR + 3.10%(1)(2)	1,260,604
985,000	Benefit Street Partners CLO XXX Ltd. 8.90%, 04/25/2036, 3 mo. USD Term SOFR + 3.55%(1)(2)	987,681
		9,419,943
	United States - 6.0%
877,324	Aaset Trust 3.84%, 05/15/2039(1)	633,270
	AASET Trust
2,643,819	2.80%, 01/15/2047(1)	2,253,618
607,822	3.54%, 01/15/2047(1)	453,886
810,000	ACRE Commercial Mortgage Ltd. 6.74%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	773,873
2,260,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,247,043
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,074,183
1,880,000	American Credit Acceptance Receivables Trust 2.46%, 03/13/2028(1)	1,770,533
	AMSR Trust
2,384,000	2.01%, 11/17/2037(1)	2,131,450
1,820,000	4.00%, 04/17/2040(1)	1,691,797
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,504,014
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,628,239
1,097,640	Antler Mortgage Trust 2.12%, 11/25/2024(1)(3)	1,075,419
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	6.74%, 05/15/2036, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,033,000
895,000	6.94%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	855,392
1,295,000	7.09%, 09/15/2034, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,288,026
	Avis Budget Rental Car Funding AESOP LLC
3,685,000	5.78%, 04/20/2028(1)	3,668,237
3,035,000	6.12%, 04/20/2027(1)	3,034,304

243

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	United States - 6.0% - (continued)
$ 545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	$ 403,107
1,500,000	Battery Park CLO II Ltd. 8.53%, 10/20/2035, 3 mo. USD Term SOFR + 3.20%(1)(2)	1,502,298
5,195,539	BBCMS Mortgage Trust 1.62%, 04/15/2053(4)(5)	348,329
2,649,796	Benchmark Mortgage Trust 1.02%, 03/15/2052(4)(5)	114,498
1,150,000	BPR Trust 6.76%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,081,594
	Bravo Residential Funding Trust
2,348,369	1.99%, 10/25/2059(1)(3)	2,245,528
432,000	2.29%, 03/25/2060(1)(4)	340,845
1,090,000	2.32%, 02/25/2049(1)(4)	775,045
1,334,000	5.09%, 05/25/2060(1)(4)	1,211,258
1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	1,404,207
	BX Commercial Mortgage Trust
2,990,000	7.34%, 06/15/2027, 1 mo. USD Term SOFR + 2.11%(1)(2)	2,992,807
1,169,000	7.34%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	1,106,757
959,000	7.44%, 10/15/2037, 1 mo. USD Term SOFR + 2.21%(1)(2)	927,126
2,135,000	8.09%, 10/15/2037, 1 mo. USD Term SOFR + 2.86%(1)(2)	2,058,686
	BX Trust
3,100,000	6.92%, 09/15/2034, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,944,648
1,075,000	6.98%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,031,905
623,929	7.59%, 01/15/2034, 1 mo. USD Term SOFR + 2.36%(1)(2)	603,591
1,470,000	7.91%, 05/15/2038, 1 mo. USD Term SOFR + 2.69%(1)(2)	1,469,079
1,360,000	BXSC Commercial Mortgage Trust 7.61%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,344,670
895,000	CAMB Commercial Mortgage Trust 7.09%, 12/15/2037, 1 mo. USD Term SOFR + 1.86%(1)(2)	883,761
6,996,376	Cantor Commercial Real Estate Lending 1.13%, 05/15/2052(4)(5)	305,185
	Castlelake Aircraft Structured Trust
291,278	2.74%, 08/15/2041(1)	263,926
1,036,982	3.97%, 04/15/2039(1)	923,609
4,041,238	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	3,622,673
3,000,000	Citigroup Commercial Mortgage Trust 6.36%, 07/10/2028(1)	3,032,178
	COLT Mortgage Loan Trust
2,913,076	2.99%, 02/25/2067(1)(3)	2,577,516
2,258,000	3.31%, 07/27/2054(1)(4)	1,544,692
770,000	Commercial Mortgage Trust 4.67%, 02/10/2047(4)	672,477
	Connecticut Avenue Securities Trust
62,278	7.28%, 10/25/2039, 30 day USD SOFR Average + 2.21%(1)(2)	62,371
1,085,213	7.33%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	1,088,233
765,000	8.07%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	770,725
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	United States - 6.0% - (continued)
$ 1,415,000	8.17%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	$ 1,448,815
1,856,739	8.43%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	1,826,567
806,000	8.57%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	833,397
2,500,000	8.58%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,512,458
3,156,000	8.82%, 12/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	3,299,500
2,105,000	8.83%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,189,853
1,908,506	8.93%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,951,929
1,260,000	8.97%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,315,266
2,400,000	9.53%, 07/25/2031, 30 day USD SOFR Average + 4.46%(1)(2)	2,539,059
1,715,000	9.57%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,770,099
1,730,000	9.82%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	1,842,997
4,222,406	10.43%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	4,472,324
12,316,780	CSAIL Commercial Mortgage Trust 0.81%, 04/15/2050(4)(5)	93,415
	CSMC Trust
1,695,351	1.84%, 10/25/2066(1)(4)	1,411,173
561,697	3.25%, 04/25/2047(1)(4)	498,802
	DT Auto Owner Trust
375,000	2.65%, 09/15/2028(1)	331,449
1,130,000	6.40%, 05/15/2029(1)	1,131,346
715,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	714,442
1,315,000	ExteNet LLC 3.20%, 07/25/2049(1)	1,262,439
	Federal National Mortgage Association Connecticut Avenue Securities
1,000,000	8.78%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,035,540
2,700,000	8.93%, 03/25/2031, 30 day USD SOFR Average + 3.86%(2)	2,894,432
3,840,000	9.43%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,162,909
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	529,250
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,852,630
820,361	4.25%, 07/17/2039(1)	776,164
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	790,838
2,410,000	FS Rialto Issuer LLC 7.83%, 08/17/2037, 1 mo. USD Term SOFR + 2.58%(1)(2)	2,404,790
300,130	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	269,936
809,434	GCAT Trust 4.21%, 02/25/2067(1)(4)	761,075
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	402,131
1,224,057	GS Mortgage Securities Corp. Trust 7.29%, 09/15/2031, 1 mo. USD Term SOFR + 2.06%(1)(2)	1,201,600
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,638,711

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	United States - 6.0% - (continued)
$ 2,054,389	Home Partners of America Trust 4.73%, 04/17/2039(1)	$ 1,875,102
1,400,000	HONO Mortgage Trust 7.19%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,306,192
761,674	Imperial Fund Mortgage Trust 5.94%, 02/25/2068(1)(3)	752,885
459,720	JP Morgan Chase Bank NA - JPMWM 6.37%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	430,342
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	2,070,102
2,630,000	7.04%, 04/15/2038, 1 mo. USD Term SOFR + 1.81%(1)(2)	2,564,032
38,992,809	JPMBB Commercial Mortgage Securities Trust 0.59%, 09/15/2047(4)(5)	176,462
	Legacy Mortgage Asset Trust
305,196	1.89%, 10/25/2066(1)(3)	283,136
2,739,609	6.25%, 11/25/2059(1)(3)	2,738,513
895,541	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	866,034
	LHOME Mortgage Trust
631,139	2.09%, 02/25/2026(1)(4)	612,648
1,680,000	2.09%, 06/25/2026(1)(3)	1,648,951
915,000	3.97%, 02/25/2027(1)	880,155
1,690,709	Life Mortgage Trust 7.69%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,602,389
1,092,929	LSTAR Securities Investment Ltd. 8.23%, 02/01/2026, 1 mo. USD Term SOFR + 2.91%(1)(2)	1,072,990
2,075,000	Mercury Financial Credit Card Master Trust 2.50%, 09/21/2026(1)	1,964,913
1,140,552	MFA Trust 5.75%, 11/25/2067(1)(3)	1,121,042
3,000,000	MHC Commercial Mortgage Trust 6.94%, 04/15/2038, 1 mo. USD Term SOFR + 1.72%(1)(2)	2,926,257
	Morgan Stanley Capital I Trust
7,772,185	1.32%, 06/15/2050(4)(5)	246,768
1,600,000	6.79%, 07/15/2035, 1 mo. USD Term SOFR + 1.31%(1)(2)	1,583,937
1,620,000	7.58%, 12/15/2036, 1 mo. USD Term SOFR + 2.36%(1)(2)	601,269
	Morgan Stanley Eaton Vance CLO Ltd.
1,460,000	7.26%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,428,049
2,000,000	8.18%, 10/20/2035, 3 mo. USD Term SOFR + 2.85%(1)(2)	2,000,620
1,104,575	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	924,704
3,061,237	NYMT Loan Trust I 2.24%, 05/25/2026(1)(3)	3,013,510
1,804,987	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,725,689
151,673	PMT Credit Risk Transfer Trust 8.88%, 11/27/2031, 30 day USD SOFR Average + 3.81%(1)(2)	149,359
603,000	Prestige Auto Receivables Trust 1.53%, 02/15/2028(1)	562,543
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	United States - 6.0% - (continued)
	Preston Ridge Partners Mortgage LLC
$ 1,394,934	1.79%, 06/25/2026(1)(3)	$ 1,266,249
457,219	2.36%, 11/25/2025(1)(3)	438,607
780,000	3.47%, 07/25/2026(1)(3)	652,362
1,145,000	3.67%, 08/25/2026(1)(3)	964,590
970,000	3.72%, 04/25/2026(1)(3)	851,852
1,870,000	3.97%, 10/25/2026(1)(4)	1,567,118
	PRET LLC
565,000	3.72%, 07/25/2051(1)(3)	461,584
1,325,000	3.84%, 07/25/2051(1)(3)	1,100,879
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,165,447
1,970,000	3.18%, 10/17/2038(1)	1,684,750
1,355,000	4.65%, 03/17/2040(1)	1,272,246
	Ready Capital Mortgage Financing LLC
395,000	7.31%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	374,461
1,828,761	7.67%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	1,817,155
1,061,952	Santander Bank Auto Credit-Linked Notes 5.28%, 05/15/2032(1)	1,044,909
	Santander Drive Auto Receivables Trust
885,000	3.76%, 07/16/2029	843,663
900,000	4.11%, 08/17/2026	892,297
955,000	SFO Commercial Mortgage Trust 6.84%, 05/15/2038, 1 mo. USD Term SOFR + 1.61%(1)(2)	792,437
845,000	SG Commercial Mortgage Securities Trust 4.82%, 10/10/2048(4)	679,567
750,975	Sonic Capital LLC 2.19%, 08/20/2051(1)	606,267
1,363,110	STACR Trust 7.58%, 02/25/2047, 30 day USD SOFR Average + 2.51%(1)(2)	1,385,882
1,635,000	STAR Trust 7.74%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,564,890
1,243,822	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(3)	1,207,407
1,843,764	Towd Point Mortgage Trust 3.75%, 01/25/2063(1)	1,673,312
954,000	Tricolor Auto Securitization Trust 4.34%, 05/15/2025(1)	946,280
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	449,769
815,000	5.10%, 07/17/2040(1)	795,618
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	2,993,661
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	2,898,256
1,270,000	3.97%, 09/25/2051(1)(3)	1,081,119
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,277,414
499,675	5.85%, 12/25/2067(1)(3)	486,249
2,343,567	6.48%, 06/25/2068(1)(3)	2,311,948
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	906,043
393,643	VOLT C LLC 1.99%, 05/25/2051(1)(3)	358,125
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	608,066
1,091,044	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	1,012,280

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% - (continued)
	United States - 6.0% - (continued)
$ 756,163	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	$ 703,857
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,504,292
2,250,000	Voya CLO Ltd. 8.18%, 10/20/2034, 3 mo. USD Term SOFR + 2.85%(1)(2)	2,251,444
1,591,297	Wave LLC 3.60%, 09/15/2044(1)	1,308,890
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,162,229
1,455,000	3.15%, 09/15/2057(1)	1,206,994
	Wells Fargo NA
3,550,915	0.94%, 02/15/2052(4)(5)	136,746
10,054,477	1.01%, 04/15/2052(4)(5)	446,264
9,480,403	1.22%, 03/15/2063(4)(5)	545,664
	Westlake Automobile Receivables Trust
1,825,000	2.33%, 08/17/2026(1)	1,700,912
850,000	5.74%, 08/15/2028(1)	839,215
2,080,000	6.29%, 03/15/2028(1)	2,076,885
	WFRBS Commercial Mortgage Trust
8,064,352	1.22%, 03/15/2047(4)(5)	11,082
1,619,047	4.85%, 06/15/2044(1)(4)	1,542,111
1,180,000	WSTN Trust 7.26%, 08/05/2027(1)	1,175,049
		211,107,930
	Total Asset & Commercial Mortgage-Backed Securities (cost $350,090,714)	$ 335,045,944
CONVERTIBLE BONDS - 0.2%
	Israel - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$ 4,384,825
	United Kingdom - 0.0%
GBP 1,000,000	Trainline PLC 1.00%, 01/14/2026(6)	1,079,591
	United States - 0.1%
$ 357,000	Insulet Corp. 0.38%, 09/01/2026	472,847
500,000	JetBlue Airways Corp. 0.50%, 04/01/2026	405,397
580,000	NuVasive, Inc. 0.38%, 03/15/2025	524,900
		1,403,144
	Total Convertible Bonds (cost $7,279,168)	$ 6,867,560
CORPORATE BONDS - 13.7%
	Brazil - 0.2%
7,568,000	Petrobras Global Finance BV 6.50%, 07/03/2033	$ 7,441,627
	Canada - 0.1%
1,140,000	1011778 BC ULC/New Red Finance, Inc. 3.88%, 01/15/2028(1)	1,043,997
2,735,000	Nutrien Ltd. 5.90%, 11/07/2024	2,740,302
		3,784,299
	Colombia - 0.4%
	Ecopetrol SA
7,495,000	8.63%, 01/19/2029	7,710,481
4,758,000	8.88%, 01/13/2033	4,881,271
		12,591,752
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	France - 0.1%
$ 3,415,000	BPCE SA 4.00%, 09/12/2023(1)	$ 3,404,762
EUR 800,000	Burger King France SAS 8.48%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	881,131
		4,285,893
	Ireland - 0.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$ 4,860,000	1.15%, 10/29/2023	4,800,216
7,800,000	1.75%, 10/29/2024	7,374,854
		12,175,070
	Israel - 0.3%
	Energian Israel Finance Ltd.
4,540,000	5.88%, 03/30/2031(6)	3,966,870
5,245,000	8.50%, 09/30/2033(6)	5,245,000
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,522,423
877,000	6.00%, 01/31/2025	977,376
		11,711,669
	Japan - 0.2%
	NTT Finance Corp.
$ 2,235,000	4.14%, 07/26/2024(1)	2,200,629
3,715,000	4.24%, 07/25/2025(1)(7)	3,621,631
		5,822,260
	Luxembourg - 0.1%
EUR 2,075,000	Altice Financing SA 2.25%, 01/15/2025(1)	2,047,613
	Mexico - 0.1%
$ 2,700,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(8)	2,749,275
2,085,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(9)	104,250
		2,853,525
	Qatar - 0.1%
6,145,000	QatarEnergy 3.30%, 07/12/2051(6)	4,485,850
	Spain - 0.0%
EUR 1,175,000	Grifols SA 3.88%, 10/15/2028(1)(10)	1,111,774
	Sweden - 0.0%
300,000	Verisure Holding AB 3.25%, 02/15/2027(6)	298,136
	United Kingdom - 0.4%
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(6)	12,462,795
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	624,133
		13,086,928
	United States - 11.4%
$ 6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,823,652
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	564,254
700,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	716,597
EUR 239,872	Adient Global Holdings Ltd. 3.50%, 08/15/2024(6)	259,145

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.4% - (continued)
	American Tower Corp.
$ 4,315,000	2.40%, 03/15/2025	$ 4,089,181
770,000	2.95%, 01/15/2025	740,246
1,000,000	4.00%, 06/01/2025	970,902
520,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	527,891
	Amgen, Inc.
11,400,000	5.25%, 03/02/2025	11,367,301
11,370,000	5.51%, 03/02/2026	11,369,735
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	651,244
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,541,072
475,000	5.25%, 04/30/2025(1)	465,375
	AT&T, Inc.
6,095,000	0.90%, 03/25/2024	5,904,573
6,685,000	5.54%, 02/20/2026	6,668,816
2,130,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	1,804,743
1,105,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,025,314
1,350,000	Baxter International, Inc. 0.87%, 12/01/2023(7)	1,328,479
	Becton Dickinson & Co.
6,325,000	3.36%, 06/06/2024	6,198,487
3,775,000	3.73%, 12/15/2024	3,682,381
EUR 10,765,000	Booking Holdings, Inc. 4.00%, 11/15/2026	11,960,188
$ 3,225,000	Brighthouse Financial Global Funding 6.05%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	3,201,059
2,970,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	2,858,625
	Caesars Entertainment, Inc.
11,330,000	6.25%, 07/01/2025(1)	11,268,939
275,000	8.13%, 07/01/2027(1)	282,073
3,320,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/2027(1)	3,114,767
10,910,000	Celanese U.S. Holdings LLC 5.90%, 07/05/2024	10,890,523
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,716,917
9,985,000	4.91%, 07/23/2025	9,805,732
8,460,000	Cigna Group 4.13%, 11/15/2025	8,257,624
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)(7)	642,692
590,000	5.88%, 03/15/2026(1)	558,464
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 1,115,000	4.38%, 05/15/2026(1)	1,189,165
$ 3,245,000	6.25%, 05/15/2026(1)	3,242,678
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	555,284
700,000	4.75%, 03/15/2028(1)	649,322
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,280,109
550,000	Credit Acceptance Corp. 6.63%, 03/15/2026(7)	539,685
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,204,706
3,500,000	CVS Health Corp. 2.63%, 08/15/2024	3,395,288
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.4% - (continued)
$ 1,750,000	Discovery Communications LLC 3.80%, 03/13/2024	$ 1,724,571
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,542,902
3,187,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,825,880
1,725,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	1,707,091
2,575,000	Elevance Health, Inc. 3.35%, 12/01/2024	2,497,306
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,891,716
$ 2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,063,786
	EQM Midstream Partners LP
970,000	4.00%, 08/01/2024	949,312
1,323,000	4.50%, 01/15/2029(1)	1,209,004
1,135,000	6.00%, 07/01/2025(1)	1,126,798
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,256,561
	Ford Motor Credit Co. LLC
6,565,000	3.37%, 11/17/2023	6,499,129
1,775,000	3.81%, 01/09/2024	1,751,744
850,000	4.38%, 08/06/2023	848,988
2,175,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	2,163,367
520,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	519,717
6,205,000	General Mills, Inc. 5.24%, 11/18/2025	6,170,744
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,947,790
6,775,000	Haleon U.K. Capital PLC 3.13%, 03/24/2025	6,501,463
2,190,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,149,912
	Hanesbrands, Inc.
850,000	4.88%, 05/15/2026(1)	796,479
200,000	9.00%, 02/15/2031(1)(7)	203,767
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,170,749
1,375,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,283,274
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,624,566
EUR 2,020,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	1,994,272
$ 8,235,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	7,995,599
9,728,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	9,776,749
1,525,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	1,429,796
600,000	Matador Resources Co. 6.88%, 04/15/2028(1)(7)	596,305
400,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	348,326
4,330,000	McDonald's Corp. 3.30%, 07/01/2025	4,183,424
1,210,000	Medline Borrower LP 3.88%, 04/01/2029(1)	1,059,424
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,754,505
5,768,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	5,767,675
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024(7)	2,858,825

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.4% - (continued)
$ 1,075,000	Nationstar Mortgage Holdings, Inc. 5.50%, 08/15/2028(1)	$ 973,627
535,000	Navient Corp. 9.38%, 07/25/2030	537,675
545,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	530,736
	Netflix, Inc.
2,315,000	4.38%, 11/15/2026	2,267,446
6,300,000	5.88%, 02/15/2025	6,321,101
500,000	Newell Brands, Inc. 4.88%, 06/01/2025	483,737
5,355,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	5,393,409
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,376,452
800,000	3.88%, 08/15/2031(1)	666,142
1,865,000	Occidental Petroleum Corp. 2.90%, 08/15/2024	1,806,868
3,500,000	Oracle Corp. 5.80%, 11/10/2025	3,544,052
	Pacific Gas & Electric Co.
6,015,000	1.70%, 11/15/2023	5,939,714
6,055,000	3.15%, 01/01/2026	5,646,465
1,505,000	3.40%, 08/15/2024	1,463,975
2,230,000	3.75%, 02/15/2024	2,194,916
1,083,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/2024(1)	1,071,131
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)(7)	271,135
2,165,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	2,163,979
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	550,662
	Royal Caribbean Cruises Ltd.
2,200,000	5.50%, 08/31/2026(1)	2,110,184
2,678,000	11.50%, 06/01/2025(1)	2,837,574
10,390,000	RTX Corp. 3.20%, 03/15/2024	10,233,319
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	192,363
5,565,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	5,531,064
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,261,693
950,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,016,924
	Sprint LLC
4,655,000	7.13%, 06/15/2024	4,698,752
25,000	7.63%, 03/01/2026	26,042
29,370,000	7.88%, 09/15/2023	29,392,820
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
1,601,278	4.74%, 03/20/2025(1)	1,583,400
4,427,000	5.15%, 09/20/2029(1)	4,378,335
175,000	Staples, Inc. 7.50%, 04/15/2026(1)	144,552
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,175,841
950,000	TransDigm, Inc. 5.50%, 11/15/2027	901,241
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	485,321
1,940,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,815,122
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	749,001
750,000	4.13%, 08/15/2031(1)	636,212
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.4% - (continued)
	VICI Properties LP/VICI Note Co., Inc.
$ 5,182,000	4.25%, 12/01/2026(1)	$ 4,877,278
6,500,000	5.63%, 05/01/2024(1)	6,466,117
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	560,369
	Warnermedia Holdings, Inc.
7,015,000	3.43%, 03/15/2024	6,905,558
5,760,000	3.64%, 03/15/2025	5,566,033
5,295,000	3.76%, 03/15/2027	4,953,964
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)(7)	1,388,050
2,500,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,399,475
		402,994,570
	Total Corporate Bonds (cost $494,312,129)	$ 484,690,966
FOREIGN GOVERNMENT OBLIGATIONS - 55.5%
	Australia - 4.6%
	Australia Government Bonds
AUD 70,752,000	1.75%, 11/21/2032(6)	$ 39,093,183
20,218,000	1.75%, 06/21/2051(6)	7,826,936
1,459,000	1.75%, 06/21/2051(6)	564,818
49,926,000	2.75%, 05/21/2041(6)	26,923,276
45,431,000	3.00%, 03/21/2047(6)	24,248,604
55,462,000	New South Wales Treasury Corp. 2.00%, 03/08/2033	29,412,266
12,955,000	Queensland Treasury Corp. 4.50%, 08/22/2035(6)	8,401,726
	Treasury Corp. of Victoria
25,856,000	2.25%, 09/15/2033(6)	13,790,208
24,040,000	2.25%, 09/15/2033(6)	12,821,651
		163,082,668
	Bulgaria - 0.3%
	Bulgaria Government International Bonds
EUR 6,182,000	4.13%, 09/23/2029(6)	6,746,133
2,670,000	4.50%, 01/27/2033(1)	2,913,549
		9,659,682
	Canada - 8.4%
CAD 22,956,000	Canada Government Bonds 0.25%, 08/01/2023	17,405,771
	Canada Treasury Bills
249,078,000	4.37%, 09/28/2023(11)	187,373,938
126,264,000	4.38%, 10/26/2023(11)	94,615,318
		299,395,027
	Colombia - 0.1%
$ 5,190,000	Colombia Government International Bonds 3.88%, 04/25/2027	4,771,751
	Denmark - 5.8%
	Denmark Government Bonds
DKK 530,680,116	0.00%, 11/15/2031(12)	63,000,704
993,692,000	1.75%, 11/15/2025	142,263,899
		205,264,603
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,433,730

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Hungary - 0.4%
$ 4,086,000	Hungary Government International Bonds 6.13%, 05/22/2028(6)	$ 4,155,642
	Magyar Export-Import Bank Zrt
5,240,000	6.13%, 12/04/2027(1)	5,245,931
3,824,000	6.13%, 12/04/2027(6)	3,822,348
		13,223,921
	Japan - 9.3%
	Japan Treasury Discount Bill
JPY 12,461,500,000	(0.18%), 08/28/2023(11)(13)	87,600,688
2,435,950,000	(0.16%), 08/14/2023(11)(13)	17,123,209
14,860,850,000	(0.16%), 08/21/2023(11)(13)	104,464,781
9,941,400,000	(0.14%), 08/07/2023(11)(13)	69,880,484
7,208,200,000	(0.13%), 09/25/2023(11)(13)	50,675,816
		329,744,978
	New Zealand - 6.3%
	New Zealand Government Bonds
NZD 75,176,000	2.00%, 05/15/2032	37,723,959
46,600,000	2.75%, 04/15/2037(6)	22,940,370
24,939,000	2.75%, 05/15/2051	10,530,645
138,089,000	3.50%, 04/14/2033(6)	77,850,562
42,010,000	4.25%, 05/15/2034	25,079,566
78,179,000	4.50%, 04/15/2027(6)	47,988,204
		222,113,306
	North Macedonia - 0.2%
EUR 7,270,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	8,241,562
	Norway - 7.8%
	Norway Government Bonds
NOK 530,436,000	1.75%, 03/13/2025(6)	50,321,825
863,560,000	1.75%, 02/17/2027(6)	78,678,576
78,246,000	1.75%, 09/06/2029(6)	6,817,830
635,274,000	2.00%, 04/26/2028(6)	57,365,805
909,379,000	3.00%, 08/15/2033(6)	83,615,798
		276,799,834
	Qatar - 0.1%
$ 3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(6)	3,536,160
	South Korea - 9.0%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	81,885,851
85,546,150,000	1.50%, 03/10/2025	64,781,185
109,431,170,000	2.25%, 06/10/2025	83,572,559
28,291,840,000	2.38%, 12/10/2031	20,056,620
58,444,470,000	3.38%, 06/10/2032	44,600,583
27,989,470,000	4.25%, 12/10/2032	22,880,133
		317,776,931
	Sweden - 2.8%
	Kommuninvest I Sverige AB
SEK 178,430,000	0.75%, 05/12/2028(6)	14,813,135
728,460,000	1.00%, 05/12/2025(6)	65,821,605
200,870,000	3.00%, 03/12/2029(6)	18,348,320
		98,983,060
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bonds
$ 3,770,000	2.13%, 09/30/2024(6)	$ 3,624,734
6,700,000	2.13%, 09/30/2024(1)	6,441,836
		10,066,570
	Total Foreign Government Obligations (cost $2,029,574,780)	$ 1,966,093,783
SENIOR FLOATING RATE INTERESTS - 3.7%(14)
	Canada - 0.2%
1,443,967	Air Canada 8.84%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	$ 1,442,162
1,615,747	Great Canadian Gaming Corp. 9.52%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	1,614,067
790,000	Ontario Gaming GTA LP 0.00%, 08/01/2030, 1 mo. USD Term SOFR + 4.25%(15)	790,000
2,308,400	Open Text Corp. 8.92%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	2,310,708
		6,156,937
	France - 0.0%
EUR 257,201	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(15)	282,443
	Ireland - 0.1%
2,325,000	Virgin Media Ireland Ltd. 6.91%, 07/15/2029, 1 mo. EURIBOR + 3.46%	2,480,517
	Luxembourg - 0.2%
$ 950,000	Belron Finance U.S. LLC 8.16%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	949,411
1,515,000	Formula One Holdings Ltd. 8.32%, 01/15/2030, 1 mo. USD Term SOFR + 3.00%	1,515,000
2,401,515	Sunshine Luxembourg VII Sarl 9.09%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	2,397,432
709,537	Zacapa Sarl 9.24%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	702,662
		5,564,505
	Singapore - 0.0%
360,000	Fugue Finance BV 9.76%, 01/31/2028, 3 mo. USD Term SOFR + 4.50%	359,849
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	6.80%, 03/27/2028, 3 mo. EURIBOR + 3.25%	1,218,257
2,485,000	6.95%, 07/20/2026, 3 mo. EURIBOR + 3.25%	2,702,559
		3,920,816
	United Kingdom - 0.1%
1,645,000	Froneri International Ltd. 6.10%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,775,109

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.7%(14) - (continued)
	United Kingdom - 0.1% - (continued)
EUR 2,715,000	Lorca Holdco Ltd. 8.02%, 09/17/2027, 6 mo. EURIBOR + 4.20%	$ 2,957,173
540,000	Motion Finco Sarl 0.00%, 11/12/2029, 3 mo. EURIBOR + 4.00%(15)	587,425
		5,319,707
	United States - 3.0%
	ABG Intermediate Holdings 2 LLC
$ 716,049	4.00%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%(16)	716,350
2,183,951	9.42%, 12/21/2028, 1 mo. USD Term SOFR + 4.00%	2,184,868
285,000	11.42%, 12/20/2029, 1 mo. USD Term SOFR + 6.00%	277,163
	Acrisure LLC
2,336,451	8.93%, 02/15/2027, 1 mo. USD LIBOR + 3.50%	2,273,671
1,182,000	9.68%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	1,171,657
931,968	Amentum Government Services Holdings LLC 9.22%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	899,349
2,077,987	APX Group, Inc. 8.62%, 07/10/2028, PRIME + 3.25%	2,074,746
	Aramark Services, Inc.
550,000	7.93%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	548,350
1,531,753	7.93%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	1,526,009
	Asurion LLC
1,058,342	8.79%, 12/23/2026, 3 mo. USD LIBOR + 3.25%	1,029,375
1,886,575	8.79%, 07/31/2027, 3 mo. USD LIBOR + 3.25%	1,801,094
1,234,696	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,181,530
2,070,000	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,982,025
	Athenahealth Group, Inc.
151,087	3.50%, 02/15/2029, 3 mo. USD Term SOFR + 3.50%(16)	146,423
1,226,774	8.81%, 02/15/2029, 1 mo. USD Term SOFR + 3.50%	1,188,904
2,618,338	Berlin Packaging LLC 8.98%, 03/11/2028, 3 mo. USD LIBOR + 3.75%	2,597,077
	Blackhawk Network Holdings, Inc.
2,781,701	8.26%, 06/15/2025, 3 mo. USD Term SOFR + 3.00%	2,759,976
600,000	12.30%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	570,000
1,670,813	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	1,669,676
1,600,000	Camelot U.S. Acquisition LLC 8.43%, 10/30/2026, 1 mo. USD Term SOFR + 3.00%	1,598,000
736,799	Cast & Crew Payroll LLC 8.93%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	720,936
2,014,325	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,982,720
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.7%(14) - (continued)
	United States - 3.0% - (continued)
$ 2,468,812	Cinemark USA, Inc. 9.05%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	$ 2,457,505
1,097,229	Clydesdale Acquisition Holdings, Inc. 9.59%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	1,086,356
950,161	Crocs, Inc. 8.90%, 02/20/2029, 1 mo. USD Term SOFR + 3.50%	951,055
1,700,993	CSC Holdings LLC 7.84%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	1,479,252
1,652,117	DCert Buyer, Inc. 9.26%, 10/16/2026, 3 mo. USD Term SOFR + 4.00%	1,644,121
3,769,439	Dun & Bradstreet Corp. 8.42%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	3,764,728
743,028	Emerald Borrower LP 8.26%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	742,938
1,717,029	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	1,630,113
759,688	EP Purchaser LLC 9.00%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	746,203
2,309,003	EW Scripps Co. 8.00%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	2,282,172
1,454,100	Filtration Group Corp. 8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,450,261
970,038	First Brands Group LLC 10.88%, 03/30/2027, 6 mo. USD SOFR + 5.00%	957,709
1,635,900	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,633,855
2,914,410	HUB International Ltd. 9.58%, 06/20/2030, 1 mo. USD Term SOFR + 4.25%	2,925,339
408,651	Ingram Micro, Inc. 9.04%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	407,017
1,616,813	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	1,607,112
1,620,724	Iron Mountain, Inc. 7.18%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	1,612,620
2,044,370	LBM Acquisition LLC 9.17%, 12/17/2027, 3 mo. USD Term SOFR + 3.75%	1,978,991
2,678,122	MajorDrive Holdings IV LLC 9.50%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	2,625,229
	McAfee LLC
EUR 1,524,600	7.71%, 03/01/2029, 3 mo. EURIBOR + 4.00%	1,629,781
$ 3,395,700	9.01%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,279,261
1,468,873	Medallion Midland Acquisition LLC 9.25%, 10/18/2028, 3 mo. USD Term SOFR + 3.75%	1,460,794
5,499,322	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	5,294,803

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.7%(14) - (continued)
	United States - 3.0% - (continued)
$ 298,477	Michaels Cos., Inc. 9.75%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	$ 274,674
608,000	Mileage Plus Holdings LLC 10.76%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	633,396
	OMNIA Partners LLC
74,709	0.00%, 07/19/2030, 1 mo. USD Term SOFR + 4.25%(15)	74,710
795,291	0.00%, 07/25/2030, 1 mo. USD Term SOFR + 4.25%(15)	795,299
975,795	Oryx Midstream Services Permian Basin LLC 8.51%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	975,190
2,046,768	Owens & Minor, Inc. 9.00%, 03/29/2029, 6 mo. USD SOFR + 3.75%	2,043,350
472,538	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	468,110
1,482,145	Polaris Newco LLC 9.54%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,397,159
1,070,988	RealPage, Inc. 8.43%, 04/24/2028, 3 mo. USD Term SOFR + 3.00%	1,051,238
1,021,824	SCIH Salt Holdings, Inc. 9.63%, 03/16/2027, 1 mo. USD LIBOR + 4.00%	1,009,051
3,835,092	Sedgwick Claims Management Services, Inc. 9.07%, 02/17/2028, 1 mo. USD Term SOFR + 3.75%	3,817,642
1,771,127	Shutterfly, Inc. 10.24%, 09/25/2026, 3 mo. USD LIBOR + 5.00%	1,102,527
	SRS Distribution, Inc.
692,750	8.92%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	682,504
1,343,151	8.93%, 06/02/2028, 1 mo. USD LIBOR + 3.50%	1,323,003
2,638,876	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	2,635,920
1,474,974	Staples, Inc. 10.30%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	1,263,802
1,371,438	Tamko Building Products LLC 8.16%, 06/01/2026, 6 mo. USD LIBOR + 3.00%	1,362,866
1,909,453	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,901,892
898,751	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	898,491
2,116,183	Uber Technologies, Inc. 8.02%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	2,115,739
3,159,408	UFC Holdings LLC 8.37%, 04/29/2026, 3 mo. USD LIBOR + 2.75%	3,153,689
1,637,625	USI, Inc. 8.99%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%(2)	1,636,200
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.7%(14) - (continued)
	United States - 3.0% - (continued)
$ 1,913,409	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	$ 1,908,090
1,187,122	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	886,875
		107,958,531
	Total Senior Floating Rate Interests (cost $134,134,590)	$ 132,043,305
U.S. GOVERNMENT AGENCIES - 2.3%
	United States - 2.3%
	Federal Home Loan Mortgage Corp. - 1.5%
1,169,641	1.76%, 09/25/2041(4)(5)	$ 12
5,047,170	1.87%, 11/25/2047(4)(5)	438,372
6,240,000	1.92%, 03/25/2048(4)(5)	594,921
5,823,080	1.95%, 10/25/2047(4)(5)	530,614
1,479,915	2.02%, 09/25/2046(4)(5)	140,765
2,075,000	2.10%, 08/25/2047(4)(5)	202,903
7,245,592	2.12%, 06/25/2044(4)(5)	394,246
3,742,315	2.31%, 12/25/2045(4)(5)	362,977
1,070,000	2.32%, 01/25/2046(4)(5)	105,194
1,038,099	2.60%, 04/25/2028(4)(5)	100,410
775,000	2.78%, 04/25/2031(4)(5)	119,062
1,704,818	2.79%, 10/25/2055(4)(5)	303,375
3,259,472	3.00%, 05/15/2034(5)	235,473
1,750,755	3.50%, 01/15/2033(5)	178,307
800,413	3.50%, 05/15/2036(5)	86,980
637,607	5.00%, 09/15/2036(5)	107,713
711,395	6.87%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	664,798
1,409,571	7.07%, 04/25/2042, 30 day USD SOFR Average + 2.00%(1)(2)	1,414,420
2,339,624	7.07%, 06/25/2043, 30 day USD SOFR Average + 2.00%(1)(2)	2,356,806
351,659	7.22%, 09/25/2042, 30 day USD SOFR Average + 2.15%(1)(2)	353,481
1,972,563	7.37%, 08/25/2033, 30 day USD SOFR Average + 2.30%(1)(2)	1,981,202
842,635	7.37%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	812,983
1,410,000	7.42%, 12/25/2041, 30 day USD SOFR Average + 2.35%(1)(2)	1,382,863
1,000,000	7.48%, 01/25/2050, 30 day USD SOFR Average + 2.41%(1)(2)	999,993
665,000	7.88%, 10/25/2049, 30 day USD SOFR Average + 2.81%(1)(2)	666,663
1,490,000	7.97%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,515,873
2,570,000	8.13%, 11/25/2049, 30 day USD SOFR Average + 3.06%(1)(2)	2,566,801
640,240	8.28%, 03/25/2050, 30 day USD SOFR Average + 3.21%(1)(2)	656,175
1,490,000	8.42%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,532,473
250,000	8.57%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	257,448
1,075,000	8.62%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,106,917
3,175,000	8.77%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,314,817

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.3% - (continued)
	United States - 2.3% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 1,045,000	9.07%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	$ 1,095,944
1,078,245	9.28%, 03/25/2050, 30 day USD SOFR Average + 4.21%(1)(2)	1,171,840
1,095,000	9.53%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,182,479
3,500,000	9.63%, 03/25/2030, 30 day USD SOFR Average + 4.56%(2)	3,801,782
2,775,000	9.93%, 12/25/2029, 30 day USD SOFR Average + 4.86%(2)	2,996,628
1,525,000	10.07%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,655,098
1,930,000	10.32%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,056,666
1,785,000	10.42%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,905,488
1,161,331	10.43%, 09/25/2050, 30 day USD SOFR Average + 5.36%(1)(2)	1,244,436
2,730,000	10.82%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,980,638
564,855	10.93%, 07/25/2050, 30 day USD SOFR Average + 5.86%(1)(2)	613,573
3,195,000	11.07%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,498,039
2,545,000	11.82%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,843,593
845,000	12.67%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	909,885
		53,441,126
	Federal National Mortgage Association - 0.4%
4,028,573	2.50%, 02/25/2051(5)	550,875
4,491,639	2.50%, 09/25/2052(5)	700,966
1,777,019	3.00%, 01/25/2028(5)	76,306
2,513,984	3.00%, 10/25/2051(5)	403,222
1,958,750	3.00%, 01/25/2052(5)	300,606
1,475,893	3.50%, 04/25/2028(5)	63,875
1,089,968	4.00%, 01/25/2028(5)	47,532
1,750,002	4.50%, 03/25/2048(5)	355,622
2,104,982	4.50%, 05/25/2049(5)	384,257
1,547,077	5.50%, 08/25/2044(5)	279,459
556,073	5.50%, 06/25/2048(5)	106,668
3,750,000	8.93%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	3,998,846
2,310,000	9.18%, 05/25/2030, 30 day USD SOFR Average + 4.11%(2)	2,471,179
2,790,000	9.33%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,989,034
990,000	9.63%, 05/25/2030, 30 day USD SOFR Average + 4.56%(2)	1,073,151
		13,801,598
	Government National Mortgage Association - 0.1%
1,589,749	3.50%, 10/20/2029(5)	120,346
1,382,914	3.50%, 01/20/2030(5)	102,957
1,607,517	3.50%, 11/20/2031(5)	122,954
3,251,785	4.00%, 01/16/2040(5)	532,088
485,554	4.00%, 01/16/2046(5)	76,906
133,647	4.50%, 04/20/2045(5)	19,849
225,379	5.00%, 07/16/2044(5)	44,429
672,308	5.00%, 12/16/2045(5)	104,998
1,094,347	5.00%, 07/16/2047(5)	220,997
546,847	5.00%, 09/20/2047(5)	104,505
609,364	5.00%, 11/16/2047(5)	107,651
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.3% - (continued)
	United States - 2.3% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 1,215,786	5.00%, 06/20/2048(5)	$ 225,490
2,415,178	5.50%, 11/16/2046(5)	449,866
455,136	5.50%, 02/20/2047(5)	76,178
723,037	5.88%, 07/20/2039(4)(5)	51,974
937,469	6.00%, 09/20/2045(5)	199,736
		2,560,924
	Student Loan Trust - 0.0%
324,948	SLM Student Loan Trust 6.07%, 04/25/2023, 90 day USD SOFR Average + 1.01%(2)(17)	321,554
465,076	SLC Student Loan Trust 6.45%, 06/15/2021, 3 mo. USD LIBOR + 0.90%(2)(17)	456,868
		778,422
	Uniform Mortgage-Backed Security - 0.3%
3,250,000	4.50%, 08/14/2053(18)	3,111,621
7,275,000	5.00%, 08/14/2053(18)	7,106,766
1,625,000	5.50%, 08/14/2053(18)	1,614,094
		11,832,481
	Total U.S. Government Agencies (cost $82,511,880)	$ 82,414,551
U.S. GOVERNMENT SECURITIES - 5.5%
	United States - 5.5%
	U.S. Treasury Bonds - 0.4%
17,399,000	3.00%, 02/15/2047	$ 14,246,790
	U.S. Treasury Inflation-Protected Notes - 1.1%
38,992,625	1.38%, 07/15/2033(19)	38,209,726
	U.S. Treasury Notes - 4.0%
91,308,100	0.38%, 08/15/2024(20)(21)	86,746,262
59,915,000	2.25%, 02/15/2027(21)	55,732,652
		142,478,914
	Total U.S. Government Securities (cost $212,221,905)	$ 194,935,430
	Total Long-Term Investments (cost $3,310,125,166)	$ 3,202,091,539
SHORT-TERM INVESTMENTS - 9.2%
	Commercial Paper - 2.3%
20,075,000	Crown Castle, Inc. 5.81%, 08/24/2023(11)	$ 19,998,559
	Edison International
4,660,000	5.88%, 10/10/2023(11)	4,606,779
15,740,000	5.90%, 10/10/2023(11)	15,560,231
7,430,000	Global Payments, Inc. 5.58%, 08/14/2023(11)	7,414,143
18,825,000	Ovintiv, Inc. 5.91%, 08/21/2023(11)	18,761,204
13,350,000	Paramount Global 3.92%, 08/03/2023(11)	13,345,698
		79,686,614

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 9.2% - (continued)
	Repurchase Agreements - 0.3%
$ 11,368,293	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $11,369,960; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $11,595,679		$ 11,368,293
	Securities Lending Collateral - 0.1%
580,064	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(22)		580,064
1,933,549	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(22)		1,933,549
580,065	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(22)		580,065
580,065	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(22)		580,065
			3,673,743
	U.S. Treasury Securities - 6.5%
	U.S. Treasury Bills - 6.5%
231,486,000	5.16%, 08/31/2023(11)		230,475,015
	Total Short-Term Investments (cost $325,205,184)		$ 325,203,665
	Total Investments Excluding Purchased Options (cost $3,635,330,350)	99.6%	$ 3,527,295,204
	Total Purchased Options (cost $190,285)	0.0%	$ 14,547
	Total Investments (cost $3,635,520,635)	99.6%	$ 3,527,309,751
	Other Assets and Liabilities	0.4%	15,446,119
	Total Net Assets	100.0%	$ 3,542,755,870
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $513,752,458, representing 14.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $711,972,699, representing 20.1% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	The rate shown represents current yield to maturity.
(12)	Security is a zero-coupon bond.
(13)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2023.
(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2023, the aggregate value of the unfunded commitment was $862,773, which represents to 0.0% of total net assets.
(17)	Issuer has missed the legal maturity date. As of April 30, 2023, there is no maturity date extension available.

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(18)	Represents or includes a TBA transaction.
(19)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2023, the market value of securities pledged was $17,005,699.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2023, the market value of securities pledged was $49,140,331.
(22)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
ITRAXX-XOVER S39.V1*	GSC	90.00%	Pay	08/16/2023	EUR	45,530,000	$ 3,637	$ 67,484	$ (63,847)
ITRAXX-XOVER S39.V1*	GSC	90.00%	Pay	08/16/2023	EUR	45,530,000	3,637	68,433	(64,796)
ITRAXX-XOVER S39.V1*	MSC	90.00%	Pay	08/16/2023	EUR	91,060,000	7,273	54,367	(47,094)
							$ 14,547	$ 190,284	$ (175,737)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
3-Month SOFR Future	142	09/17/2024	$ 33,781,800	$ (122,191)
3-Month SONIA Future	136	09/17/2024	41,148,931	168,836
Australian 10-Year Bond Future	99	09/15/2023	7,704,469	(48,813)
Euro-BOBL Future	526	09/07/2023	67,023,498	105,945
Euro-BUND Future	598	09/07/2023	87,447,664	(430,595)
Euro-Schatz Future	1,326	09/07/2023	153,156,336	78,237
U.S. Treasury 2-Year Note Future	344	09/29/2023	69,842,750	(176,003)
U.S. Treasury 10-Year Note Future	648	09/20/2023	72,191,250	(895,046)
U.S. Treasury 10-Year Ultra Future	306	09/20/2023	35,797,219	(244,835)
U.S. Treasury Ultra Bond Future	787	09/20/2023	104,056,156	(3,057,354)
Total				$ (4,621,819)
Short position contracts:
3-Month SOFR Future	142	03/17/2026	$ 34,246,850	$ 70,146
Australian 3-Year Bond Future	3,160	09/15/2023	225,008,976	172,867
Canadian 5-Year Bond Future	80	09/20/2023	6,612,824	137,092
Canadian 10-Year Bond Future	47	09/20/2023	4,280,666	(9,046)
Euro BUXL 30-Year Bond Future	35	09/07/2023	5,178,977	53,863
Euro-BTP Future	15	09/07/2023	1,913,131	3,811
Euro-OAT Future	22	09/07/2023	3,085,066	(43,602)
Japanese 10-Year Bond Future	54	09/12/2023	55,721,365	453,782
Long Gilt Future	376	09/27/2023	46,386,511	(1,017,787)
U.S. Treasury 5-Year Note Future	1,279	09/29/2023	136,623,180	357,019
U.S. Treasury Long Bond Future	48	09/20/2023	5,973,000	129,290
Total				$ 307,435
Total futures contracts				$ (4,314,384)

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.15	ICE	USD	4,000,000	0.50%	11/18/2064	Monthly	$ —	$ (127,627)	$ (102,541)	$ 25,086
CMBX.NA.BBB-.14	ICE	USD	875,000	3.00%	12/16/2072	Monthly	—	(144,618)	(207,849)	(63,231)
Total OTC credit default swap contracts							$ —	$ (272,245)	$ (310,390)	$ (38,145)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ (689,037)	$ (689,037)
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	(207,062)	(207,062)
JPM	2.46% Fixed	12 Mo. EUR EURIBOR	EUR	18,066,500	03/15/2033	At Maturity	—	—	420,014	420,014
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	281,864	281,864
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,456,000	02/15/2033	At Maturity	—	—	281,799	281,799
JPM	2.43% Fixed	12 Mo. EUR EURIBOR	EUR	18,066,500	03/15/2033	At Maturity	—	—	475,834	475,834
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,456,000	02/15/2028	At Maturity	—	—	(130,778)	(130,778)
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	(130,807)	(130,807)
JPM	12 Mo. EUR EURIBOR	2.49% Fixed	EUR	18,066,500	03/15/2028	At Maturity	—	—	(268,946)	(268,946)
JPM	12 Mo. EUR EURIBOR	2.53% Fixed	EUR	18,066,500	03/15/2028	At Maturity	—	—	(231,812)	(231,812)
MSC	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	376,547	376,547
MSC	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	403,409	403,409
MSC	2.35% Fixed	12 Mo. EUR EURIBOR	EUR	16,704,000	02/15/2033	At Maturity	—	—	444,885	444,885
MSC	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	481,504	481,504
MSC	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	(272,613)	(272,613)
MSC	12 Mo. EUR EURIBOR	2.34% Fixed	EUR	16,704,000	02/15/2028	At Maturity	—	—	(250,785)	(250,785)
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	(199,411)	(199,411)
MSC	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	(197,578)	(197,578)
Total OTC interest rate swap contracts							$ —	$ —	$ 587,027	$ 587,027

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	10,840,500	(5.00%)		12/20/2027		Quarterly		$ —		$ (22,522)		$ (479,978)		$ (457,456)
CDX.EM.39.V1	USD	12,240,000	(1.00%)		06/20/2028		Quarterly		723,133		—		449,787		(273,346)
CDX.NA.HY.S40	USD	30,915,000	(5.00%)		06/20/2028		Quarterly		—		(910,608)		(1,292,506)		(381,898)
ITRAXX-FINSUBS.38.V1	EUR	32,380,000	(1.00%)		12/20/2027		Quarterly		1,707,955		—		393,318		(1,314,637)
Total										$ 2,431,088		$ (933,130)		$ (929,379)		$ (2,427,337)
Sell protection:
ITRAXX-FINSUBS.38.V1	EUR	56,630,000	1.00%		12/20/2027		Quarterly		$ —		$ (667,196)		$ 803,070		$ 1,470,266
Credit default swaps on single-name issues:
Buy protection:
Bouygues SA	EUR	10,230,000	(1.00%)		06/20/2028		Quarterly		$ —		$ (199,283)		$ (293,902)		$ (94,619)
255

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2023 – (continued)
Reference Entity	Notional Amount(1)			(Pay)/Receive Fixed Rate		Expiration Date		Periodic Payment Frequency		Upfront Premiums Paid		Upfront Premiums Received		Value†		Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%		12/20/2025		Quarterly		$ 778,604		$ —		$ 854,576		$ 75,972
Total									$ 778,604		$ (199,283)		$ 560,674		$ (18,647)
Total centrally cleared credit default swap contracts										$ 3,209,692		$ (1,799,609)		$ 434,365		$ (975,718)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.06% Fixed	1 Mo. CNRR	CNY	26,150,000	06/21/2028	Annual	$ —	$ (25,718)	$ (103,199)	$ (77,481)
2.65% Fixed	1 Mo. CNRR	CNY	27,120,000	09/20/2028	Quarterly	—	(1,523)	(26,890)	(25,367)
1 Mo. MXN TIIE	8.31% Fixed	MXN	149,574,000	09/13/2028	Monthly	—	—	—	—
1.91% Fixed	12 Mo. CHF SARON	CHF	3,330,000	09/20/2028	Annual	—	(3,317)	(21,986)	(18,669)
12 Mo. EUR ESTR	3.19% Fixed	EUR	3,575,000	09/20/2028	Annual	1,591	—	47,859	46,268
0.06% Fixed	12 Mo. JPY TONAR	JPY	12,491,275,000	09/20/2025	Annual	49,590	—	99,642	50,052
12 Mo. JPY TONAR	0.47% Fixed	JPY	2,468,880,000	06/18/2028	Annual	3,282	—	(11,290)	(14,572)
12 Mo. JPY TONAR	0.63% Fixed	JPY	767,267,000	12/20/2033	Annual	—	(9,468)	(97,500)	(88,032)
12 Mo. SONIA	5.75% Fixed	GBP	76,482,000	12/20/2025	Annual	—	—	554,077	554,077
12 Mo. SONIA	5.48% Fixed	GBP	76,612,000	12/20/2025	Annual	—	—	68,426	68,426
12 Mo. SONIA	5.40% Fixed	GBP	77,312,000	12/20/2025	Annual	—	—	(76,642)	(76,642)
3.66% Fixed	12 Mo. SONIA	GBP	17,817,000	06/18/2028	Annual	—	(10,912)	349,616	360,528
4.34% Fixed	12 Mo. SONIA	GBP	22,427,000	12/20/2028	Annual	512,384	—	385,657	(126,727)
4.03% Fixed	12 Mo. SONIA	GBP	5,576,000	12/20/2033	Annual	2,943	—	79,403	76,460
12 Mo. USD SOFR	5.44% Fixed	USD	38,363,000	06/21/2024	Annual	91,416	—	16,585	(74,831)
4.41% Fixed	12 Mo. USD SOFR	USD	9,400,000	06/21/2025	Annual	9,421	—	83,165	73,744
3.19% Fixed	12 Mo. USD SOFR	USD	21,183,000	12/17/2028	Annual	—	(3,795)	87,607	91,402
3.34% Fixed	12 Mo. USD SOFR	USD	26,842,000	12/20/2028	Annual	33,054	—	550,438	517,384
12 Mo. USD SOFR	3.69% Fixed	USD	17,725,000	09/20/2030	Annual	49,195	—	(70,986)	(120,181)
2.03% Fixed	12 Mo. USD SOFR	USD	29,671,000	06/16/2032	Annual	594,243	—	1,506,828	912,585
3.13% Fixed	12 Mo. USD SOFR	USD	6,531,000	09/20/2033	Annual	5,887	—	289,176	283,289
3.56% Fixed	12 Mo. USD SOFR	USD	25,850,000	09/20/2033	Annual	—	(59,924)	221,452	281,376
12 Mo. USD SOFR	3.53% Fixed	USD	9,325,000	09/20/2038	Annual	47,446	—	(104,683)	(152,129)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(147,352)	(1,010,600)	(863,248)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	26,029	26,029
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(382)	(382)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(21,273)	(21,273)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(21,743)	(21,743)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(27,386)	(27,386)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(47,152)	(47,152)
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	164,207	—	985,382	821,175
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	62,323	62,323
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	33,628	33,628
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	29,198	29,198
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	27,693	27,693
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	10,819	10,819
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	(6,791)	(6,791)
12 Mo. USD SOFR	3.19% Fixed	USD	945,000	06/21/2053	Annual	—	(6,020)	(33,376)	(27,356)
3 Mo. AUD BBSW	3.88% Fixed	AUD	31,480,000	09/17/2028	Annual	9,701	—	(41,677)	(51,378)
5.03% Fixed	3 Mo. HKD HIBOR	HKD	291,632,000	06/21/2024	Annual	—	(74,512)	24,694	99,206
3.47% Fixed	3 Mo. KRW KSDA	KRW	51,516,158,000	09/20/2028	Quarterly	—	—	170,416	170,416
3.50% Fixed	3 Mo. KRW KSDA	KRW	9,969,867,000	09/20/2028	Quarterly	—	—	22,183	22,183
3 Mo. NZD NZDBBR	3.59% Fixed	NZD	66,015,000	06/15/2027	Semi-Annual	—	(730,520)	(2,024,444)	(1,293,924)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	60,160,000	12/21/2027	Quarterly	—	—	(979,022)	(979,022)
3 Mo. NZD NZDBBR	4.52% Fixed	NZD	3,205,000	03/15/2028	Quarterly	—	—	(4,527)	(4,527)
3 Mo. NZD NZDBBR	4.26% Fixed	NZD	3,355,000	03/15/2028	Semi-annual	—	—	(28,360)	(28,360)
3 Mo. NZD NZDBBR	4.32% Fixed	NZD	5,610,000	03/15/2028	Quarterly	—	—	(39,476)	(39,476)
256

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. NZD NZDBBR	4.32% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	$ —	$ —	$ (43,008)	$ (43,008)
3 Mo. NZD NZDBBR	4.29% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	—	—	(47,770)	(47,770)
3 Mo. NZD NZDBBR	4.25% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(54,696)	(54,696)
3 Mo. NZD NZDBBR	4.25% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(54,696)	(54,696)
3 Mo. NZD NZDBBR	4.26% Fixed	NZD	6,535,000	03/15/2028	Quarterly	—	—	(55,786)	(55,786)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(61,190)	(61,190)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(61,190)	(61,190)
3 Mo. NZD NZDBBR	4.07% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(87,165)	(87,165)
4.34% Fixed	3 Mo. NZD NZDBBR	NZD	33,986,000	03/19/2028	Semi-Annual	29,115	—	(13,266)	(42,381)
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(160,811)	(50,781)	110,030
4.16% Fixed	3 Mo. NZD NZDBBR	NZD	44,820,000	09/20/2028	Annual	—	(3,268)	685,627	688,895
3 Mo. NZD NZDBBR	4.61% Fixed	NZD	10,570,000	09/20/2028	Quarterly	—	—	(31,851)	(31,851)
3 Mo. NZD NZDBBR	4.19% Fixed	NZD	25,240,000	03/15/2033	Quarterly	—	—	(101,204)	(101,204)
4.17% Fixed	3 Mo. NZD NZDBBR	NZD	11,177,000	09/20/2033	Annual	183	—	225,728	225,545
4.53% Fixed	3 Mo. NZD NZDBBR	NZD	36,370,000	09/20/2033	Semi-annual	218,850	—	89,120	(129,730)
3 Mo. SEK STIBOR	2.57% Fixed	SEK	799,913,000	03/15/2028	Quarterly	—	—	(2,061,652)	(2,061,652)
3 Mo. SEK STIBOR	2.50% Fixed	SEK	220,169,000	06/18/2028	Quarterly	—	(184,179)	(216,663)	(32,484)
3 Mo. SEK STIBOR	3.06% Fixed	SEK	42,910,000	06/21/2028	Quarterly	667	—	(47,502)	(48,169)
3 Mo. SEK STIBOR	3.16% Fixed	SEK	196,735,000	06/21/2028	Quarterly	219,347	—	(132,650)	(351,997)
3 Mo. SEK STIBOR	3.03% Fixed	SEK	623,284,000	06/21/2028	Quarterly	234,929	—	(770,936)	(1,005,865)
3 Mo. SEK STIBOR	3.34% Fixed	SEK	233,499,000	09/20/2028	Quarterly	—	(16,008)	84,864	100,872
3 Mo. SEK STIBOR	3.00% Fixed	SEK	148,474,000	12/20/2028	Quarterly	—	(82,032)	(114,841)	(32,809)
3 Mo. SEK STIBOR	3.22% Fixed	SEK	172,200,000	09/20/2033	Quarterly	—	(26,594)	223,792	250,386
3 Mo. SEK STIBOR	2.78% Fixed	SEK	67,513,000	09/20/2033	Annual	—	(6,830)	(150,520)	(143,690)
6 Mo. AUD BBSW	4.06% Fixed	AUD	20,046,000	09/20/2028	Annual	9,031	—	(109,193)	(118,224)
6 Mo. AUD BBSW	3.28% Fixed	AUD	42,400,000	06/16/2032	Semi-Annual	—	(662,255)	(1,329,050)	(666,795)
6 Mo. AUD BBSW	4.59% Fixed	AUD	25,042,000	09/20/2033	Annual	37,047	—	(40,967)	(78,014)
6 Mo. AUD BBSW	4.31% Fixed	AUD	10,077,000	09/20/2033	Annual	51,491	—	(64,085)	(115,576)
6 Mo. CAD CDOR	4.47% Fixed	CAD	12,620,000	06/21/2025	Semi-annual	—	(50,734)	(77,581)	(26,847)
2.94% Fixed	6 Mo. CAD CDOR	CAD	28,548,000	09/17/2028	Semi-annual	—	(18,833)	179,502	198,335
3.44% Fixed	6 Mo. CAD CDOR	CAD	36,039,000	09/20/2028	Semi-annual	53,905	—	577,960	524,055
3.38% Fixed	6 Mo. CAD CDOR	CAD	8,860,000	09/20/2033	Semi-annual	19,213	—	158,498	139,285
6 Mo. CAD CDOR	3.31% Fixed	CAD	21,946,000	09/20/2033	Semi-annual	—	(8,806)	(33,585)	(24,779)
3.31% Fixed	6 Mo. CAD CDOR	CAD	1,290,000	06/21/2053	Semi-annual	18,446	—	23,595	5,149
2.69% Fixed	6 Mo. EUR EURIBOR	EUR	9,268,000	06/18/2027	Annual	36,432	—	35,675	(757)
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	37,509,000	03/15/2028	Semi-Annual	—	(46,485)	(570,631)	(524,146)
6 Mo. EUR EURIBOR	2.81% Fixed	EUR	19,086,000	06/18/2028	Annual	6,789	—	(20,315)	(27,104)
6 Mo. EUR EURIBOR	3.38% Fixed	EUR	12,992,000	09/20/2028	Annual	85,909	—	133,553	47,644
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	30,516,400	09/16/2031	Annual	266,268	—	(3,231,157)	(3,497,425)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	410,465	—	(1,944,508)	(2,354,973)
6 Mo. EUR EURIBOR	3.19% Fixed	EUR	6,119,000	09/20/2033	Annual	52,504	—	75,061	22,557
6 Mo. EUR EURIBOR	2.84% Fixed	EUR	14,007,000	12/20/2033	Semi-annual	—	(8,685)	(60,672)	(51,987)
6 Mo. EUR EURIBOR	2.69% Fixed	EUR	6,859,000	08/15/2048	Semi-annual	—	(12,097)	(149,205)	(137,108)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(295,317)	1,636,246	1,931,563
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(89,248)	2,491,654	2,580,902
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,541)	322,782	341,323
6 Mo. NOK NIBOR	3.50% Fixed	NOK	144,966,000	09/20/2028	Annual	—	(17,637)	(536,614)	(518,977)
BZDIOVRA	10.35% Fixed	BRL	65,797,913	01/02/2029	At Maturity	—	—	—	—
Total centrally cleared interest rate swaps contracts						$ 3,324,951	$ (2,781,421)	$ (4,448,362)	$ (4,991,892)

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,695,000	AUD	9,743,094	USD	BCLY	08/04/2023	$ 128,897
38,695,000	AUD	25,901,244	USD	MSC	08/04/2023	93,766
40,480,000	AUD	27,117,138	USD	GSC	08/04/2023	77,022
4,505,000	AUD	3,018,846	USD	DEUT	08/04/2023	7,580
22,695,000	AUD	15,253,795	USD	BNP	08/04/2023	(7,464)
1,580,000	AUD	1,069,778	USD	JPM	08/04/2023	(8,345)
3,125,000	AUD	2,114,449	USD	SSG	08/04/2023	(15,098)
3,125,000	AUD	2,136,891	USD	SCB	08/04/2023	(37,539)
116,480,000	AUD	79,865,375	USD	UBS	08/04/2023	(1,614,985)
257

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
66,250,000	BRL	13,759,607	USD	CBK	08/02/2023	$ 244,937
8,640,000	BRL	1,796,187	USD	GSC	08/02/2023	30,217
66,355,000	BRL	13,914,402	USD	GSC	09/05/2023	24,455
9,470,000	CAD	7,105,603	USD	CBK	08/04/2023	76,389
14,015,000	CAD	10,595,313	USD	GSC	08/04/2023	33,579
9,370,000	CAD	7,101,331	USD	UBS	08/04/2023	4,822
765,000	CAD	577,238	USD	RBC	08/04/2023	2,933
9,380,000	CAD	7,115,413	USD	BCLY	08/04/2023	(1,677)
1,405,000	CAD	1,068,107	USD	MSC	08/04/2023	(2,564)
60,645,000	CAD	45,998,701	USD	JPM	08/04/2023	(5,894)
5,590,000	CAD	4,248,983	USD	SSG	08/04/2023	(9,559)
9,280,000	CAD	7,072,235	USD	BNP	08/04/2023	(34,338)
43,530,000	CAD	32,969,255	USD	RBC	09/06/2023	58,570
18,660,000	CHF	21,396,688	USD	MSC	08/04/2023	10,243
9,440,000	CHF	10,890,585	USD	BNP	08/04/2023	(60,925)
6,110,000	CHF	7,120,100	USD	UBS	08/04/2023	(110,649)
12,295,000	CHF	14,244,255	USD	GSC	08/04/2023	(139,313)
13,190,000	CHF	15,342,502	USD	JPM	08/04/2023	(210,806)
155,000	CHF	178,553	USD	BNP	09/06/2023	(77)
1,840,000	CHF	2,127,048	USD	JPM	09/06/2023	(8,359)
700,341,000	CLP	852,619	USD	JPM	08/04/2023	(18,195)
384,864,000	CLP	477,706	USD	CBK	08/04/2023	(19,159)
506,400,000	CLP	628,132	USD	MSC	08/04/2023	(24,780)
526,656,000	CLP	653,419	USD	GSC	08/04/2023	(25,933)
607,680,000	CLP	754,413	USD	DEUT	08/04/2023	(30,391)
4,548,359,000	CLP	5,612,197	USD	BCLY	08/04/2023	(193,037)
25,601,000	CNH	3,555,980	USD	GSC	08/04/2023	27,213
12,752,000	CNH	1,773,996	USD	BNP	08/04/2023	10,813
12,743,000	CNH	1,778,648	USD	RBC	08/04/2023	4,901
12,756,000	CNH	1,781,744	USD	UBS	08/04/2023	3,624
65,247,000	CNH	9,129,407	USD	CBK	08/04/2023	2,763
25,499,000	CNH	3,570,108	USD	JPM	08/04/2023	(1,191)
25,298,000	CNH	3,541,302	USD	BOA	09/06/2023	11,179
24,149,000	CNH	3,577,365	USD	BOA	01/24/2024	(143,703)
24,149,000	CNH	3,419,909	USD	CIB	04/10/2024	34,972
28,199,500,000	COP	6,792,585	USD	BNP	08/04/2023	391,034
13,382,800,000	COP	3,245,991	USD	GSC	08/04/2023	163,180
17,518,510,000	COP	4,413,001	USD	MSC	09/06/2023	5,008
6,520,000	EUR	7,111,970	USD	BOA	08/03/2023	57,795
9,795,000	EUR	10,714,920	USD	BCLY	08/03/2023	56,222
6,505,000	EUR	7,109,093	USD	JPM	08/03/2023	44,177
179,575,000	EUR	195,137,768	USD	BNP	08/04/2023	2,342,566
12,922,000	EUR	14,156,895	USD	CBK	08/04/2023	53,551
9,068,000	EUR	10,003,116	USD	MSC	08/04/2023	(30,950)
12,792,000	EUR	14,162,534	USD	DEUT	08/04/2023	(95,050)
9,281,000	EUR	10,313,779	USD	BOA	08/04/2023	(107,376)
6,337,000	EUR	7,098,923	USD	SSG	08/04/2023	(130,064)
20,836,000	EUR	23,094,618	USD	GSC	08/04/2023	(181,070)
61,351,000	EUR	68,067,419	USD	JPM	08/04/2023	(599,140)
16,315,000	EUR	17,932,779	USD	UBS	09/06/2023	39,640
1,924,000	EUR	2,127,834	USD	TDB	09/06/2023	(8,378)
119,177,000	EUR	131,733,405	USD	DEUT	09/06/2023	(449,373)
10,300,000	GBP	13,001,484	USD	TDB	08/04/2023	217,298
828,000	GBP	1,068,943	USD	BCLY	08/04/2023	(6,307)
5,443,000	GBP	7,031,095	USD	GSC	08/04/2023	(45,675)
8,991,000	GBP	11,628,953	USD	JPM	08/04/2023	(90,111)
7,079,000	GBP	9,205,942	USD	BNP	08/04/2023	(120,918)
7,053,000	GBP	9,232,908	USD	SSG	08/04/2023	(181,250)
1,650,000	GBP	2,122,271	USD	BCLY	09/06/2023	(4,365)
1,828,200,000	HUF	5,273,345	USD	BOA	08/04/2023	(84,913)
844,900,000	HUF	2,525,796	USD	GSC	08/04/2023	(127,970)
2,861,927,000	HUF	8,293,758	USD	JPM	08/04/2023	(171,610)
1,942,100,000	HUF	5,714,664	USD	CBK	08/04/2023	(202,985)
2,155,447,000	HUF	6,102,279	USD	MSC	09/06/2023	(35,637)
123,000,000	IDR	8,181	USD	GSC	08/04/2023	(25)
258

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,501,500,000	IDR	433,769	USD	BCLY	08/04/2023	$ (2,654)
26,758,000,000	IDR	1,783,272	USD	JPM	08/04/2023	(8,950)
6,501,500,000	IDR	429,851	USD	JPM	09/06/2023	1,167
14,460,000	ILS	3,911,279	USD	GSC	08/04/2023	22,211
98,181,000	INR	1,196,199	USD	BCLY	08/04/2023	(2,636)
130,073,000	INR	1,585,048	USD	CBK	08/04/2023	(3,782)
145,710,000	INR	1,777,606	USD	BOA	08/04/2023	(6,244)
227,625,000	INR	2,774,730	USD	SCB	08/04/2023	(7,547)
808,101,000	INR	9,845,754	USD	UBS	08/04/2023	(21,864)
2,606,760,000	INR	31,746,009	USD	MSC	08/04/2023	(56,249)
1,975,830,000	INR	24,055,884	USD	MSC	09/06/2023	(62,587)
25,214,810,000	JPY	175,070,787	USD	BNP	08/04/2023	2,276,560
148,700,000	JPY	1,077,505	USD	BCLY	08/04/2023	(31,629)
2,003,300,000	JPY	14,220,257	USD	DEUT	08/04/2023	(130,127)
989,200,000	JPY	7,101,985	USD	CIB	08/04/2023	(144,487)
987,100,000	JPY	7,102,678	USD	SCB	08/04/2023	(159,950)
1,330,400,000	JPY	9,596,398	USD	CBK	08/04/2023	(239,083)
3,498,300,000	JPY	24,912,752	USD	MSC	08/04/2023	(307,602)
3,467,200,000	JPY	24,963,823	USD	GSC	08/04/2023	(577,412)
4,892,800,000	JPY	35,195,472	USD	JPM	08/04/2023	(782,161)
4,960,200,000	JPY	35,911,048	USD	BOA	08/04/2023	(1,023,682)
14,720,610,000	JPY	104,109,105	USD	BNP	09/06/2023	(2,496)
432,704,687,000	KRW	338,372,915	USD	BOA	08/04/2023	1,172,608
9,231,590,000	KRW	7,124,790	USD	JPM	08/04/2023	119,285
2,960,960,000	KRW	2,248,347	USD	BNP	08/04/2023	75,133
4,557,760,000	KRW	3,557,956	USD	CBK	08/04/2023	18,540
11,331,640,000	KRW	8,879,452	USD	GSC	08/04/2023	12,543
36,113,870,000	KRW	28,491,621	USD	MSC	08/04/2023	(152,888)
10,356,650,000	KRW	8,117,642	USD	BOA	09/06/2023	25,339
72,320,000	MXN	4,183,926	USD	BOA	08/04/2023	132,059
242,500,000	MXN	14,348,433	USD	SSG	08/04/2023	123,724
64,210,000	MXN	3,742,764	USD	MSC	08/04/2023	89,224
105,890,000	MXN	6,256,246	USD	JPM	08/04/2023	63,163
106,520,000	MXN	6,301,441	USD	GSC	08/04/2023	55,566
72,110,000	MXN	4,260,682	USD	BNP	08/04/2023	42,770
21,464,000	MXN	1,245,901	USD	DEUT	08/04/2023	35,049
27,694,000	MXN	1,647,501	USD	BCLY	09/06/2023	(5,161)
64,620,000	MXN	3,840,713	USD	SSG	09/06/2023	(8,546)
185,190,000	NOK	17,818,973	USD	GSC	08/04/2023	456,160
47,002,000	NOK	4,373,591	USD	DEUT	08/04/2023	264,715
21,500,000	NOK	2,134,790	USD	MSC	08/04/2023	(13,102)
35,760,000	NOK	3,558,828	USD	SSG	08/04/2023	(29,919)
107,450,000	NOK	10,662,737	USD	BOA	08/04/2023	(59,232)
71,460,000	NOK	7,111,207	USD	CBK	08/04/2023	(59,309)
389,140,000	NOK	38,585,091	USD	JPM	08/04/2023	(183,527)
392,281,000	NOK	38,794,966	USD	DEUT	09/06/2023	(38,627)
39,906,000	NZD	24,455,728	USD	UBS	08/04/2023	330,113
21,463,000	NZD	13,303,793	USD	MSC	08/04/2023	26,997
2,865,000	NZD	1,766,089	USD	SCB	08/04/2023	13,378
3,420,000	NZD	2,113,333	USD	BNP	08/04/2023	10,849
3,435,000	NZD	2,136,219	USD	BCLY	08/04/2023	(2,721)
2,852,000	NZD	1,783,036	USD	GSC	08/04/2023	(11,643)
1,690,000	NZD	1,064,616	USD	JPM	08/04/2023	(14,948)
3,400,000	NZD	2,132,785	USD	SSG	08/04/2023	(21,026)
19,818,000	NZD	12,381,642	USD	BOA	08/04/2023	(72,572)
60,661,000	NZD	37,545,433	USD	UBS	09/06/2023	133,364
4,005,000	NZD	2,462,032	USD	SCB	09/06/2023	25,622
3,155,000	NZD	1,960,170	USD	GSC	09/06/2023	(482)
13,496,000	PEN	3,704,131	USD	CBK	08/04/2023	39,618
13,496,000	PEN	3,725,912	USD	CBK	09/06/2023	8,247
39,330,000	PHP	720,858	USD	BOA	08/04/2023	(4,805)
15,375,000	PLN	3,760,129	USD	BNP	08/04/2023	77,432
5,760,000	PLN	1,401,869	USD	BCLY	08/04/2023	35,813
7,830,000	PLN	1,959,165	USD	MSC	08/04/2023	(4,817)
5,760,000	PLN	1,425,457	USD	TDB	09/06/2023	9,653
259

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
200,001,000	SEK	18,446,755	USD	MSC	08/04/2023	$ 556,831
57,390,000	SEK	5,392,174	USD	DEUT	08/04/2023	60,878
469,660,000	SEK	45,459,032	USD	JPM	08/04/2023	(833,136)
501,520,000	SEK	47,908,447	USD	BCLY	09/06/2023	(173,999)
16,099,000	SGD	11,878,332	USD	MSC	08/04/2023	231,083
9,645,000	SGD	7,295,598	USD	BCLY	08/04/2023	(40,781)
8,649,000	SGD	6,494,340	USD	MSC	09/06/2023	21,984
360,000	THB	10,497	USD	GSC	08/04/2023	24
110,950,000	THB	3,258,204	USD	BCLY	08/04/2023	(15,532)
54,980,000	TWD	1,777,160	USD	MSC	08/04/2023	(26,838)
93,422,000	TWD	3,019,425	USD	JPM	08/04/2023	(45,278)
232,703,000	TWD	7,513,628	USD	BCLY	08/04/2023	(105,384)
202,796,000	TWD	6,521,065	USD	BNP	09/06/2023	(37,506)
79,900,000	ZAR	4,210,426	USD	GSC	08/04/2023	255,520
50,244,000	ZAR	2,652,296	USD	DEUT	08/04/2023	156,052
42,920,000	ZAR	2,398,823	USD	UBS	08/04/2023	156
24,402,759	USD	35,690,000	AUD	JPM	08/04/2023	426,486
16,399,343	USD	24,285,000	AUD	MSC	08/04/2023	84,862
14,147,700	USD	21,000,000	AUD	BOA	08/04/2023	40,057
1,077,872	USD	1,590,000	AUD	SSG	08/04/2023	9,722
172,693,765	USD	260,465,000	AUD	BCLY	08/04/2023	(2,284,669)
3,578,940	USD	5,310,000	AUD	UBS	09/06/2023	7,381
7,141,047	USD	10,620,000	AUD	ANZ	09/06/2023	(2,071)
1,748,975	USD	8,535,000	BRL	CBK	08/02/2023	(55,233)
277,450,848	USD	370,297,000	CAD	TDB	08/03/2023	(3,376,245)
14,254,881	USD	18,770,000	CAD	BOA	08/04/2023	19,824
14,251,665	USD	18,770,000	CAD	CBK	08/04/2023	16,608
9,420,202	USD	12,415,000	CAD	GSC	08/04/2023	4,739
9,235,096	USD	12,175,000	CAD	SSG	08/04/2023	1,648
3,181,247	USD	4,195,000	CAD	JPM	08/04/2023	(216)
7,087,441	USD	9,360,000	CAD	UBS	08/04/2023	(11,128)
16,207,119	USD	21,431,000	CAD	RBC	08/04/2023	(46,024)
7,121,398	USD	9,375,000	CAD	TDB	09/06/2023	8,238
7,117,532	USD	9,370,000	CAD	GSC	09/06/2023	8,166
7,120,760	USD	9,375,000	CAD	BMO	09/06/2023	7,600
2,135,743	USD	2,810,000	CAD	BOA	09/06/2023	3,691
15,697,698	USD	20,726,000	CAD	RBC	09/06/2023	(27,887)
111,007,877	USD	148,392,000	CAD	SSG	09/28/2023	(1,615,974)
74,016,408	USD	100,686,000	CAD	MSC	09/28/2023	(2,400,414)
92,863,027	USD	126,264,000	CAD	MSC	10/26/2023	(3,000,880)
7,148,007	USD	6,130,000	CHF	BCLY	08/04/2023	115,612
7,086,087	USD	6,085,000	CHF	BOA	08/04/2023	105,316
14,236,428	USD	12,370,000	CHF	GSC	08/04/2023	45,444
14,277,636	USD	12,490,000	CHF	CBK	08/04/2023	(51,012)
21,309,101	USD	18,670,000	CHF	MSC	08/04/2023	(109,301)
9,495,854	USD	8,473,000	CHF	BNP	08/04/2023	(224,453)
7,100,183	USD	6,155,000	CHF	SSG	09/06/2023	12,939
21,244,366	USD	18,440,000	CHF	MSC	09/06/2023	11,418
5,388,846	USD	4,678,000	CHF	BNP	09/06/2023	2,310
10,606,845	USD	9,220,000	CHF	GSC	09/06/2023	(9,629)
11,400,980	USD	9,165,590,000	CLP	MSC	08/04/2023	480,602
2,876,426	USD	2,382,400,000	CLP	UBS	08/04/2023	37,906
5,160,526	USD	4,273,690,000	CLP	MSC	09/06/2023	87,927
1,798,731	USD	12,884,000	CNH	UBS	08/04/2023	(4,553)
3,552,257	USD	25,461,000	CNH	SSG	08/04/2023	(11,342)
1,772,096	USD	12,752,000	CNH	GSC	08/04/2023	(12,713)
4,978,083	USD	35,660,000	CNH	JPM	08/04/2023	(12,999)
1,768,779	USD	12,787,000	CNH	SCB	08/04/2023	(20,928)
16,828,651	USD	122,002,000	CNH	BNP	08/04/2023	(247,121)
12,912,916	USD	92,246,000	CNH	BOA	09/06/2023	(40,763)
3,639,638	USD	24,149,000	CNH	BOA	01/24/2024	205,977
3,589,702	USD	24,149,000	CNH	BOA	04/10/2024	134,821
458,904	USD	1,909,500,000	COP	CBK	08/04/2023	(27,527)
1,170,205	USD	4,869,225,000	COP	BNP	08/04/2023	(70,194)
4,134,082	USD	17,285,065,000	COP	DEUT	08/04/2023	(269,164)
260

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,885,863	USD	62,600,000	CZK	GSC	08/04/2023	$ 5,149
6,234,107	USD	136,550,000	CZK	MSC	08/04/2023	(49,624)
9,046,208	USD	199,150,000	CZK	MSC	09/06/2023	(104,978)
204,440,401	USD	1,399,968,000	DKK	DEUT	08/04/2023	(2,171,378)
207,781,691	USD	1,399,968,000	DKK	DEUT	09/06/2023	734,587
7,124,686	USD	6,505,000	EUR	JPM	08/03/2023	(28,584)
56,764,662	USD	50,665,000	EUR	JPM	08/04/2023	1,047,880
25,342,983	USD	22,854,000	EUR	BOA	08/04/2023	210,222
1,949,654	USD	1,738,000	EUR	CBK	08/04/2023	38,359
14,257,399	USD	12,940,000	EUR	GSC	08/04/2023	27,158
3,631,408	USD	3,330,000	EUR	BCLY	08/04/2023	(30,624)
46,916,810	USD	43,004,000	EUR	BNP	08/04/2023	(375,097)
87,820,958	USD	80,243,000	EUR	MSC	08/04/2023	(423,030)
46,055,307	USD	41,540,064	EUR	DEUT	08/31/2023	307,634
687,204	USD	619,000	EUR	SGG	08/31/2023	5,505
24,084,674	USD	21,789,000	EUR	DEUT	09/06/2023	82,158
14,231,861	USD	12,884,000	EUR	BOA	09/06/2023	38,993
7,119,183	USD	6,442,000	EUR	JPM	09/06/2023	22,749
7,109,530	USD	6,442,000	EUR	CBK	09/06/2023	13,096
10,666,288	USD	8,193,000	GBP	JPM	08/04/2023	151,581
9,192,573	USD	7,046,000	GBP	GSC	08/04/2023	149,900
20,312,610	USD	15,732,000	GBP	MSC	08/04/2023	122,525
6,228,187	USD	4,758,000	GBP	SSG	08/04/2023	121,881
4,263,372	USD	3,306,000	GBP	BNP	08/04/2023	20,528
4,798,512	USD	3,744,000	GBP	BOA	08/04/2023	(6,451)
14,231,393	USD	11,160,000	GBP	CBK	08/04/2023	(91,093)
8,179,574	USD	6,480,000	GBP	TDB	08/04/2023	(136,708)
14,608,912	USD	11,367,000	GBP	BCLY	08/31/2023	18,703
29,854,584	USD	23,206,000	GBP	UBS	09/06/2023	67,840
14,177,133	USD	11,023,000	GBP	MSC	09/06/2023	28,237
5,504,776	USD	42,760,000	HKD	SCB	04/12/2024	4,638
5,479,188	USD	42,610,000	HKD	SCB	05/09/2024	(3,726)
38,424,957	USD	13,259,300,000	HUF	JPM	08/04/2023	795,067
7,052,074	USD	2,425,760,000	HUF	BCLY	08/04/2023	167,768
5,270,942	USD	1,816,900,000	HUF	GSC	08/04/2023	114,580
662,546	USD	222,820,000	HUF	BOA	08/04/2023	30,183
35,114,376	USD	12,403,100,000	HUF	MSC	09/06/2023	205,068
1,359,275	USD	473,585,000	HUF	UBS	09/06/2023	26,340
2,266,994	USD	803,400,000	HUF	BCLY	09/06/2023	5,774
1,793,454	USD	26,881,000,000	IDR	BCLY	08/04/2023	10,975
10,681,817	USD	38,745,000	ILS	GSC	08/04/2023	142,185
14,970,239	USD	55,463,000	ILS	BNP	08/04/2023	(117,118)
21,525,007	USD	79,748,000	ILS	BNP	09/06/2023	(196,703)
32,769,089	USD	2,694,452,000	INR	MSC	08/04/2023	13,279
761,117	USD	62,952,000	INR	DEUT	08/04/2023	(4,175)
2,179,110	USD	180,463,000	INR	BCLY	08/04/2023	(14,736)
3,077,194	USD	254,607,000	INR	SCB	08/04/2023	(18,003)
9,948,423	USD	823,976,000	INR	JPM	08/04/2023	(68,456)
46,502,445	USD	6,484,000,000	JPY	GSC	08/04/2023	897,492
15,986,742	USD	2,219,200,000	JPY	JPM	08/04/2023	378,088
10,755,624	USD	1,493,500,000	JPY	BOA	08/04/2023	251,152
30,744,812	USD	4,338,100,000	JPY	BCLY	08/04/2023	232,962
59,055,224	USD	8,367,500,000	JPY	MSC	08/04/2023	202,753
8,043,708	USD	1,158,475,000	JPY	BNP	08/04/2023	(104,379)
37,830,108	USD	5,407,800,000	JPY	SSG	08/04/2023	(205,435)
73,280,923	USD	9,941,400,000	JPY	BOA	08/07/2023	3,326,215
18,352,780	USD	2,435,950,000	JPY	BOA	08/14/2023	1,189,962
108,833,302	USD	14,860,850,000	JPY	UBS	08/21/2023	3,996,106
90,429,088	USD	12,461,500,000	JPY	JPM	08/28/2023	2,406,469
17,852,647	USD	2,500,600,000	JPY	UBS	09/06/2023	167,986
17,793,525	USD	2,497,300,000	JPY	JPM	09/06/2023	132,203
7,138,702	USD	1,000,200,000	JPY	ANZ	09/06/2023	65,121
3,516,266	USD	496,900,000	JPY	BOA	09/06/2023	2,106
6,332,393	USD	895,375,000	JPY	BNP	09/06/2023	152
70,761,774	USD	10,008,800,000	JPY	DEUT	09/06/2023	(22,129)
261

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
51,109,093	USD	7,208,200,000	JPY	RBC	09/25/2023	$ (6,694)
24,930,152	USD	31,631,960,000	KRW	BCLY	08/04/2023	108,396
7,131,827	USD	9,019,620,000	KRW	MSC	08/04/2023	54,086
4,993,593	USD	6,360,290,000	KRW	CBK	08/04/2023	2,642
1,759,966	USD	2,253,460,000	KRW	GSC	08/04/2023	(8,336)
5,294,205	USD	6,761,590,000	KRW	JPM	08/04/2023	(11,649)
10,039,779	USD	12,912,730,000	KRW	BOA	08/04/2023	(92,904)
325,223,853	USD	427,960,857,000	KRW	BNP	08/04/2023	(10,599,162)
330,030,096	USD	421,058,997,000	KRW	BOA	09/06/2023	(1,030,168)
2,149,555	USD	36,340,000	MXN	JPM	08/04/2023	(19,179)
4,251,135	USD	73,060,000	MXN	SSG	08/04/2023	(109,013)
34,482,048	USD	590,840,000	MXN	GSC	08/04/2023	(778,689)
69,202,621	USD	1,192,202,000	MXN	DEUT	08/04/2023	(1,946,796)
54,075,423	USD	909,819,000	MXN	SSG	09/06/2023	120,321
23,196,309	USD	389,923,000	MXN	BCLY	09/06/2023	72,660
47,983,577	USD	483,971,000	NOK	BCLY	08/04/2023	223,791
7,623,763	USD	77,930,000	NOK	GSC	08/04/2023	(66,616)
1,967,628	USD	21,000,000	NOK	JPM	08/04/2023	(104,718)
34,214,204	USD	348,700,000	NOK	CBK	08/04/2023	(196,613)
223,058,339	USD	2,397,158,000	NOK	DEUT	08/04/2023	(13,500,783)
283,192,046	USD	2,863,538,000	NOK	DEUT	09/06/2023	281,969
2,137,490	USD	21,590,000	NOK	JPM	09/06/2023	4,454
5,590,545	USD	8,765,000	NZD	ANZ	08/04/2023	146,554
10,466,494	USD	16,825,000	NZD	JPM	08/04/2023	16,393
8,474,725	USD	13,647,000	NZD	MSC	08/04/2023	(1,503)
228,143	USD	371,000	NZD	BNP	08/04/2023	(2,287)
69,186,180	USD	111,856,000	NZD	SSG	08/04/2023	(288,208)
158,789,083	USD	262,055,000	NZD	UBS	08/04/2023	(3,974,744)
7,137,495	USD	11,480,000	NZD	TDB	09/06/2023	6,841
2,139,388	USD	3,440,000	NZD	BCLY	09/06/2023	2,676
3,566,405	USD	5,740,000	NZD	BOA	09/06/2023	1,079
234,074,317	USD	377,666,000	NZD	UBS	09/06/2023	(508,040)
712,100	USD	39,330,000	PHP	BOA	08/04/2023	(3,952)
720,924	USD	39,330,000	PHP	BOA	09/06/2023	5,056
5,864,943	USD	23,290,000	PLN	CBK	08/04/2023	51,817
892,961	USD	3,669,000	PLN	BCLY	08/04/2023	(22,812)
2,456,714	USD	10,055,000	PLN	JPM	08/04/2023	(52,989)
5,959,207	USD	24,710,000	PLN	DEUT	08/04/2023	(208,347)
9,532,495	USD	38,519,000	PLN	TDB	09/06/2023	(64,553)
14,898,417	USD	153,360,000	SEK	JPM	08/04/2023	326,541
18,078,520	USD	188,100,000	SEK	GSC	08/04/2023	205,737
1,939,329	USD	21,220,000	SEK	CBK	08/04/2023	(76,942)
97,667,883	USD	1,058,922,000	SEK	MSC	08/04/2023	(2,948,189)
114,256,470	USD	1,196,071,000	SEK	BCLY	09/06/2023	414,968
4,519,248	USD	5,996,000	SGD	JPM	08/04/2023	9,150
1,313,610	USD	1,743,000	SGD	MSC	08/04/2023	2,553
735,570	USD	976,000	SGD	CBK	08/04/2023	1,438
6,216,848	USD	8,380,000	SGD	BCLY	08/04/2023	(86,457)
1,204,455	USD	42,769,000	THB	UBS	08/04/2023	(45,530)
11,263,062	USD	400,430,000	THB	BCLY	08/04/2023	(440,077)
9,745,390	USD	331,889,000	THB	BCLY	09/06/2023	13,788
2,701,121	USD	70,740,000	TRY	GSC	08/04/2023	80,753
1,714,947	USD	47,148,000	TRY	GSC	09/06/2023	2,000
6,499,538	USD	202,796,000	TWD	BNP	08/04/2023	43,402
3,547,054	USD	110,285,000	TWD	DEUT	08/04/2023	36,063
1,610,083	USD	50,109,000	TWD	BCLY	08/04/2023	14,832
573,574	USD	17,915,000	TWD	GSC	08/04/2023	3,239
2,304,761	USD	71,980,000	TWD	DEUT	09/06/2023	3,500
8,378,417	USD	150,590,000	ZAR	BOA	08/04/2023	(38,691)
13,823,895	USD	256,610,000	ZAR	GSC	08/04/2023	(519,115)
262

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
42,879,042	USD	812,283,000	ZAR	DEUT	08/04/2023	$ (2,522,862)
58,528,481	USD	1,046,419,000	ZAR	UBS	09/06/2023	224,777
Total foreign currency contracts						$ (35,732,699)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 335,045,944	$ —	$ 335,045,944	$ —
Convertible Bonds	6,867,560	—	6,867,560	—
Corporate Bonds	484,690,966	—	484,690,966	—
Foreign Government Obligations	1,966,093,783	—	1,966,093,783	—
Senior Floating Rate Interests	132,043,305	—	132,043,305	—
U.S. Government Agencies	82,414,551	—	82,414,551	—
U.S. Government Securities	194,935,430	—	194,935,430	—
Short-Term Investments	325,203,665	3,673,743	321,529,922	—
Purchased Options	14,547	—	14,547	—
Foreign Currency Contracts(2)	33,578,855	—	33,578,855	—
Futures Contracts(2)	1,730,888	1,730,888	—	—
Swaps - Credit Default(2)	1,571,324	—	1,571,324	—
Swaps - Interest Rate(2)	14,950,658	—	14,950,658	—
Total	$ 3,579,141,476	$ 5,404,631	$ 3,573,736,845	$ —
Liabilities
Foreign Currency Contracts(2)	$ (69,311,554)	$ —	$ (69,311,554)	$ —
Futures Contracts(2)	(6,045,272)	(6,045,272)	—	—
Swaps - Credit Default(2)	(2,585,187)	—	(2,585,187)	—
Swaps - Interest Rate(2)	(19,355,523)	—	(19,355,523)	—
Total	$ (97,297,536)	$ (6,045,272)	$ (91,252,264)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
263

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-FINSUBS	iTraxx Europe Financials Subordinated
ITRAXX-XOVERS	iTraxx Europe Crossover Seriese
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

264

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited) – (continued)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CAL MTG	California Mortgage
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HIBOR	Hong Kong Interbank Offered Rate
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SARON	Swiss Average Rate Overnight
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
265